UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                                     Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%
Advertising - 0.9%
Omnicom Group, Inc.	2,022	$127

Aerospace/Defense - 3.4%
Boeing (The) Co.	1,824	187
Lockheed Martin Corp.	1,284	139
Northrop Grumman Corp.	1,651	137
Raytheon Co.	186	12

		475

Agriculture - 1.5%
Altria Group, Inc.	4,854	170
Philip Morris International, Inc.	464	40

		210

Airlines - 0.5%
Southwest Airlines Co.	5,754	74

Banks - 9.2%
Bank of America Corp.	5,745	74
Citigroup, Inc.	5,043	242
Goldman Sachs Group (The), Inc.	1,111	168
JPMorgan Chase & Co.	5,562	294
Morgan Stanley	5,661	138
PNC Financial Services Group (The), Inc.	2,027	148
Regions Financial Corp.	13,835	132
Wells Fargo & Co.	1,948	80

		1,276

Beverages - 1.7%
Coca-Cola (The) Co.	1,179	47
PepsiCo, Inc.	2,355	193

		240

Biotechnology - 1.6%
Amgen, Inc.	1,730	171
Celgene Corp.*	492	57

		228

Chemicals - 3.2%
CF Industries Holdings, Inc.	366	63
Dow Chemical (The) Co.	1,004	32
E.I. du Pont de Nemours & Co.	2,834	149
LyondellBasell Industries N.V., Class A	2,013	133
PPG Industries, Inc.	415	61

		438

Commercial Services - 0.8%
H&R Block, Inc.	4,148	115

Computers - 8.4%
Accenture PLC, Class A	1,943	140
Apple, Inc.	919	364
Computer Sciences Corp.	2,300	101
Dell, Inc.	615	8
International Business Machines Corp.	1,534	293
Seagate Technology PLC	3,056	137
Western Digital Corp.	2,102	130

		1,173

Cosmetics/Personal Care - 0.7%
Procter & Gamble (The) Co.	1,271	98

Distribution/Wholesale - 0.5%
Genuine Parts Co.	936	73

Diversified Financial Services - 0.5%
SLM Corp.	2,878	66

Electric - 3.3%
AES Corp.	2,781	33
Ameren Corp.	3,204	110
American Electric Power Co., Inc.	2,649	119
DTE Energy Co.	1,683	113
Entergy Corp.	263	18
PPL Corp.	586	18
Public Service Enterprise Group, Inc.	1,312	43

		454

Electrical Components & Equipment - 0.9%
Emerson Electric Co.	2,187	119

Electronics - 0.1%
Thermo Fisher Scientific, Inc.	112	9

Entertainment - 0.7%
International Game Technology	6,142	103

Food - 3.5%
Campbell Soup Co.	1,178	53
General Mills, Inc.	2,728	132
Kellogg Co.	1,855	119
Kroger (The) Co.	3,560	123
Tyson Foods, Inc., Class A	2,277	59

		486

Forest Products & Paper - 0.1%
International Paper Co.	422	19

Healthcare - Products - 1.4%
Becton Dickinson and Co.	344	34

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Healthcare - Products - 1.4% continued
Medtronic, Inc.	3,233	$166

		200

Healthcare - Services - 1.4%
Aetna, Inc.	2,159	137
Cigna Corp.	888	65

		202

Home Furnishings - 0.8%
Whirlpool Corp.	946	108

Household Products/Wares - 1.8%
Avery Dennison Corp.	2,546	109
Kimberly-Clark Corp.	1,440	140

		249

Insurance - 4.8%
Allstate (The) Corp.	739	36
American International Group, Inc.*	1,440	64
Assurant, Inc.	2,382	121
Berkshire Hathaway, Inc., Class B*	763	85
Genworth Financial, Inc., Class A*	10,680	122
Hartford Financial Services Group, Inc.	3,903	121
Lincoln National Corp.	3,403	124

		673

Internet - 2.0%
Google, Inc., Class A*	253	223
priceline.com, Inc.*	47	39
TripAdvisor, Inc.*	199	12

		274

Media - 2.3%
DIRECTV*	2,180	134
Gannett Co., Inc.	2,482	61
Walt Disney (The) Co.	76	5
Washington Post (The) Co., Class B	247	119

		319

Miscellaneous Manufacturing - 4.1%
3M Co.	1,610	176
Dover Corp.	1,599	124
General Electric Co.	5,402	125
Illinois Tool Works, Inc.	1,994	138

		563

Office/Business Equipment - 0.7%
Pitney Bowes, Inc.	4,965	73
Xerox Corp.	1,943	17

		90

Oil & Gas - 10.4%
Chevron Corp.	2,715	321
ConocoPhillips	2,878	174
Exxon Mobil Corp.	5,489	496
Helmerich & Payne, Inc.	1,817	113
Marathon Petroleum Corp.	712	51
Nabors Industries Ltd.	2,396	37
Phillips 66	582	34
Tesoro Corp.	2,009	105
Valero Energy Corp.	3,264	114

		1,445

Pharmaceuticals - 7.6%
Abbott Laboratories	4,390	153
AmerisourceBergen Corp.	1,097	61
Eli Lilly & Co.	2,880	141
Johnson & Johnson	1,956	168
McKesson Corp.	730	84
Merck & Co., Inc.	612	28
Mylan, Inc.*	3,922	122
Pfizer, Inc.	10,562	296

		1,053

Real Estate Investment Trusts - 2.0%
Host Hotels & Resorts, Inc.	6,469	109
Kimco Realty Corp.	2,946	63
Ventas, Inc.	1,604	112

		284

Retail - 5.8%
Abercrombie & Fitch Co., Class A	2,062	93
Bed Bath & Beyond, Inc.*	1,177	83
CVS Caremark Corp.	3,056	175
GameStop Corp., Class A	3,021	127
Gap (The), Inc.	3,032	127
Home Depot (The), Inc.	63	5
Macy’s, Inc.	2,750	132
McDonald’s Corp.	351	35
Wal-Mart Stores, Inc.	336	25

		802

Semiconductors - 1.6%
Intel Corp.	5,181	125
KLA-Tencor Corp.	1,625	91

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Semiconductors - 1.6% continued
QUALCOMM, Inc.	26	$2

		218

Software - 4.3%
CA, Inc.	982	28
Microsoft Corp.	10,623	367
Oracle Corp.	6,379	196

		591

Telecommunications - 4.7%
AT&T, Inc.	8,190	290
CenturyLink, Inc.	2,506	89
Cisco Systems, Inc.	10,153	247
Verizon Communications, Inc.	622	31

		657

Toys, Games & Hobbies - 0.8%
Hasbro, Inc.	2,353	105

Transportation - 0.1%
Ryder System, Inc.	249	15
Union Pacific Corp.	9	2

		17

Total Common Stocks (Cost $11,353)		13,633

INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	57,048	57
SPDR S&P 500 ETF Trust	1,474	236

Total Investment Companies (Cost $293)		293

Total Investments - 100.2% (Cost $11,646)		13,926

Liabilities less Other Assets - (0.2)%		(32)

NET ASSETS - 100.0%		$13,894

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $81,000 with net sales of approximately $24,000 during the three months ended June 30, 2013.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Enhanced Large Cap Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.6%
Consumer Staples	9.9
Energy	10.4
Financials	18.3
Health Care	12.2
Industrials	10.3
Information Technology	17.8
Materials	3.3
Telecommunication Services	2.9
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments, which are carried at fair value, as of June 30, 2013:

	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)		(000S)	(000S)	(000S)
Common Stocks	$13,633	(1)	$—	$—	$13,633
Investment Companies	293		—	—	293

Total Investments	$13,926		$—	$—	$13,926

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$11,787

Gross tax appreciation of investments	$2,238
Gross tax depreciation of investments	(99)

Net tax appreciation of investments	$2,139

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 63.0%
Banks - 3.1%
Banco Santander S.A. ADR	252,218	$1,632
JPMorgan Chase & Co.	81,000	4,276
Morgan Stanley	217,500	5,313

		11,221

Beverages - 0.9%
Coca-Cola (The) Co.	83,300	3,341

Chemicals - 2.0%
Dow Chemical (The) Co.	148,740	4,785
E.I. du Pont de Nemours & Co.	50,000	2,625

		7,410

Computers - 2.6%
Accenture PLC, Class A	58,100	4,181
Apple, Inc.	9,150	3,624
International Business Machines Corp.	8,850	1,691

		9,496

Cosmetics/Personal Care - 2.4%
Avon Products, Inc.	220,215	4,631
Procter & Gamble (The) Co.	54,320	4,182

		8,813

Electric - 2.7%
Exelon Corp.	145,700	4,499
Great Plains Energy, Inc.	238,629	5,379

		9,878

Electrical Components & Equipment - 1.1%
Emerson Electric Co.	71,650	3,908

Food - 2.8%
Kellogg Co.	54,055	3,472
Kraft Foods Group, Inc.	46,613	2,604
Mondelez International, Inc., Class A	139,840	3,990

		10,066

Household Products/Wares - 1.2%
Kimberly-Clark Corp.	42,891	4,167

Insurance - 3.8%
Chubb (The) Corp.	45,840	3,880
Hartford Financial Services Group, Inc.	204,328	6,318
Travelers (The) Cos., Inc.	45,740	3,656

		13,854

Media - 3.5%
Comcast Corp., Class A	144,880	6,068
Walt Disney (The) Co.	102,390	6,466

		12,534

Miscellaneous Manufacturing - 4.4%
3M Co.	50,900	5,566
Eaton Corp. PLC	85,200	5,607
General Electric Co.	203,500	4,719

		15,892

Office/Business Equipment - 1.5%
Xerox Corp.	608,620	5,520

Oil & Gas - 7.5%
Cenovus Energy, Inc.	110,000	3,137
Chevron Corp.	31,770	3,760
ConocoPhillips	64,020	3,873
Devon Energy Corp.	74,310	3,855
Encana Corp.	196,450	3,328
Marathon Oil Corp.	115,620	3,998
Occidental Petroleum Corp.	56,340	5,028

		26,979

Pharmaceuticals - 9.3%
Abbott Laboratories	69,430	2,422
AbbVie, Inc.	70,530	2,916
Bristol-Myers Squibb Co.	108,720	4,859
GlaxoSmithKline PLC ADR	110,510	5,522
Johnson & Johnson	74,175	6,368
Merck & Co., Inc.	130,686	6,070
Pfizer, Inc.	200,600	5,619

		33,776

Real Estate Investment Trusts - 2.8%
Healthcare Realty Trust, Inc.	187,550	4,782
Rayonier, Inc.	93,370	5,172

		9,954

Retail - 1.7%
Target Corp.	88,850	6,118

Savings & Loans - 1.6%
New York Community Bancorp, Inc.	418,210	5,855

Semiconductors - 0.8%
Intel Corp.	120,000	2,906

Software - 1.6%
Activision Blizzard, Inc.	393,150	5,606

Telecommunications - 4.0%
Cisco Systems, Inc.	244,750	5,950

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 63.0% continued
Telecommunications - 4.0% continued
Verizon Communications, Inc.	108,805	$5,477
Vodafone Group PLC ADR	100,000	2,874

		14,301

Toys, Games & Hobbies - 1.7%
Mattel, Inc.	131,680	5,967

Total Common Stocks (Cost $171,732)		227,562

CONVERTIBLE PREFERRED STOCKS - 5.2%
Auto Manufacturers - 0.9%
General Motors Co., 4.75%	70,000	3,371

Banks - 0.8%
Bank of America Corp., 7.25%	2,775	3,082

Computers - 1.1%
Unisys Corp., 6.25%	61,600	3,834

Iron/Steel - 0.4%
ArcelorMittal, 6.00%*	72,000	1,350

Oil & Gas - 2.0%
Apache Corp., 6.00%	68,000	3,246
Chesapeake Energy Corp., 5.75%(1) (2)	3,850	3,949

		7,195

Total Convertible Preferred Stocks (Cost $19,391)		18,832

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 27.2%
Aerospace/Defense - 0.9%
Alliant Techsystems, Inc.,
3.00%, 8/15/24	$3,000	$3,446

Coal - 0.8%
Peabody Energy Corp.,
4.75%, 12/15/41	4,450	3,048

Computers - 4.0%
CACI International, Inc.,
2.13%, 5/1/14	6,000	7,200
SanDisk Corp.,
1.50%, 8/15/17	5,300	7,115

		14,315

Electrical Components & Equipment - 2.1%
EnerSys, Inc.,
3.38%, 6/1/38	3,350	4,397
General Cable Corp.,
4.50%, 11/15/29	3,000	3,262

		7,659

Electronics - 1.5%
TTM Technologies, Inc.,
3.25%, 5/15/15	5,409	5,423

Food - 1.6%
Tyson Foods, Inc.,
3.25%, 10/15/13	3,750	5,686

Healthcare - Products - 1.2%
Hologic, Inc.,
2.00%, 3/1/42	4,345	4,302

Healthcare - Services - 0.6%
WellPoint, Inc.,
2.75%, 10/15/42(1) (2)	1,700	2,140

Home Builders - 1.4%
D.R. Horton, Inc.,
2.00%, 5/15/14	3,000	5,062

Investment Companies - 2.6%
BlackRock Kelso Capital Corp.,
5.50%, 2/15/18(1) (2)	2,530	2,578
Fifth Street Finance Corp.,
5.38%, 4/1/16	6,450	6,748

		9,326

Metal Fabricate/Hardware - 0.5%
RTI International Metals, Inc.,
1.63%, 10/15/19	1,875	1,777

Mining - 3.3%
Kaiser Aluminum Corp.,
4.50%, 4/1/15	3,447	4,679
Newmont Mining Corp.,
1.63%, 7/15/17	5,000	5,350
Silver Standard Resources, Inc.,
2.88%, 2/1/33(1) (2)	2,485	1,858

		11,887

Pharmaceuticals - 1.2%
Omnicare, Inc.,
3.75%, 12/15/25	2,250	4,193

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 27.2% continued
Retail - 2.0%
Regis Corp.,
5.00%, 7/15/14	$6,060	$7,090

Semiconductors - 2.4%
Intel Corp.,
2.95%, 12/15/35	2,400	2,613
Lam Research Corp.,
1.25%, 5/15/18	5,650	6,222

		8,835

Telecommunications - 1.1%
Comtech Telecommunications Corp.,
3.00%, 5/1/29	3,875	4,011

Total Convertible Bonds (Cost $87,171)		98,200

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	15,519,022	$15,519

Total Investment Companies (Cost $15,519)		15,519

Total Investments - 99.7% (Cost $293,813)		360,113

Other Assets less Liabilities - 0.3%		1,260

NET ASSETS - 100.0%		$361,373

(1)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $10,525,000 or 2.9% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION
	AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)
BlackRock Kelso Capital Corp.,
5.50%, 2/15/18	2/13/13	$2,530

Chesapeake Energy Corp.,
5.75%	1/18/12-1/27/12	3,850

Silver Standard Resources, Inc.,
2.88%, 2/1/33	1/11/13-6/4/13	2,064

WellPoint, Inc.,
2.75%, 10/15/42	10/3/12	1,700

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $9,994,000 with net purchases of approximately $5,525,000 during the three months ended June 30, 2013.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Income Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	11.6%
Consumer Staples	9.3
Energy	10.8
Financials	15.5
Health Care	12.9
Industrials	9.0
Information Technology	19.1
Materials	6.5
Telecommunication Services	2.4
Utilities	2.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of June 30, 2013:

	LEVEL 1		LEVEL 2		LEVEL 3	TOTAL
INVESTMENTS	(000S)		(000S)		(000S)	(000S)
Common Stocks	$227,562	(1)	$—		$—	$227,562
Convertible Preferred Stocks
Energy	3,246		3,949		—	7,195
Materials	—		1,350		—	1,350
All Other Industries	10,287	(1)	—		—	10,287
Convertible Bonds	—		98,200	(1)	—	98,200
Investment Companies	15,519		—		—	15,519

Total Investments	$256,614		$103,499		$—	$360,113

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$297,089

Gross tax appreciation of investments	$73,114
Gross tax depreciation of investments	(10,090)

Net tax appreciation of investments	$63,024

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9%
Australia - 2.7%
BHP Billiton Ltd.	69,781	$2,011
Woodside Petroleum Ltd.	63,628	2,025
WorleyParsons Ltd.	138,554	2,450

		6,486

Belgium - 2.0%
Anheuser-Busch InBev N.V.	54,750	4,857

Brazil - 2.9%
Petroleo Brasileiro S.A. ADR*	242,071	3,249
Vale S.A. ADR	290,445	3,819

		7,068

Canada - 1.1%
Potash Corp. of Saskatchewan, Inc.	70,820	2,701

China - 1.4%
Bank of China Ltd., Class H	8,529,245	3,482

Denmark - 1.0%
Novo Nordisk A/S, Class B	15,312	2,384

France - 13.8%
ArcelorMittal	81,640	910
BNP Paribas S.A.	62,566	3,418
Bouygues S.A.	133,578	3,400
Casino Guichard Perrachon S.A.	34,235	3,197
Danone S.A.	53,664	4,025
European Aeronautic Defence and Space Co. N.V.	46,968	2,497
GDF Suez	160,866	3,137
LVMH Moet Hennessy Louis Vuitton S.A.	25,377	4,087
Societe Generale S.A.	104,331	3,553
Total S.A.	47,111	2,297
Wendel S.A.	30,975	3,184

		33,705

Germany - 13.6%
Allianz S.E. (Registered)	27,759	4,054
Bayer A.G. (Registered)	32,355	3,449
Deutsche Bank A.G. (Registered)	75,682	3,166
GEA Group A.G.	104,119	3,682
Infineon Technologies A.G.	487,294	4,077
Rheinmetall A.G.	79,099	3,686
SAP A.G.	86,842	6,359
Siemens A.G. (Registered)	47,435	4,793

		33,266

Hong Kong - 0.8%
AIA Group Ltd.	440,650	1,852

Italy - 0.9%
Prysmian S.p.A.	116,673	2,169

Japan - 9.7%
Kawasaki Heavy Industries Ltd.	958,200	2,947
KDDI Corp.	78,000	4,058
Kubota Corp.	252,500	3,666
Mitsubishi UFJ Financial Group, Inc.	1,012,638	6,284
Mitsui & Co. Ltd.	202,600	2,546
Tokio Marine Holdings, Inc.	135,600	4,300

		23,801

Netherlands - 1.6%
Royal Dutch Shell PLC, Class A	1,623	52
Royal Dutch Shell PLC, Class B	118,653	3,924

		3,976

Norway - 0.6%
TGS Nopec Geophysical Co. ASA	51,776	1,501

Singapore - 1.4%
DBS Group Holdings Ltd.	290,954	3,542

South Korea - 2.4%
Samsung Electronics Co. Ltd.	2,385	2,799
SK Telecom Co. Ltd. ADR	150,704	3,064

		5,863

Spain - 1.2%
Banco Santander S.A.	462,782	2,930

Sweden - 3.8%
Autoliv, Inc.	39,687	3,071
Husqvarna AB, Class B	575,241	3,027
Telefonaktiebolaget LM Ericsson, Class B	291,168	3,301

		9,399

Switzerland - 9.6%
ABB Ltd. (Registered)*	62,196	1,343
Aryzta A.G.*	65,229	3,658
Credit Suisse Group A.G. (Registered)*	112,858	2,992
Givaudan S.A. (Registered)*	2,370	3,060
Novartis A.G. (Registered)	82,754	5,865
Roche Holding A.G. (Genusschein)	26,036	6,451

		23,369

United Kingdom - 16.9%
Barclays PLC	1,492,612	6,398
BP PLC	621,458	4,311

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9% continued
United Kingdom - 16.9% continued
Compass Group PLC	200,779	$2,573
G4S PLC	571,449	1,997
GlaxoSmithKline PLC	174,687	4,370
Prudential PLC	307,969	5,063
Rolls-Royce Holdings PLC*	127,556	2,207
Standard Chartered PLC	184,589	3,985
Vodafone Group PLC	1,992,501	5,718
WPP PLC	276,007	4,716

		41,338

United States - 4.5%
Carnival Corp.	68,363	2,344
Halliburton Co.	118,909	4,961
Schlumberger Ltd.	50,022	3,585

		10,890

Total Common Stocks(1) (Cost $193,126)		224,579

PREFERRED STOCKS - 3.8%
Brazil - 2.0%
Itau Unibanco Holding S.A. ADR	383,076	4,949

Germany - 1.8%
Volkswagen A.G.	21,959	4,433

Total Preferred Stocks(1) (Cost $10,634)		9,382

INVESTMENT COMPANIES - 4.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	9,742,655	9,743

Total Investment Companies (Cost $9,743)		9,743

Total Investments - 99.7% (Cost $213,503)		243,704

Other Assets less Liabilities - 0.3%		812

NET ASSETS - 100.0%		$244,516

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,125,000 with net purchases of approximately $4,618,000 during the three months ended June 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the International Equity Fund were:

% OF LONG TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	10.4%
Consumer Staples	6.7
Energy	12.1
Financials	27.0
Health Care	9.6
Industrials	14.9
Information Technology	7.1
Materials	5.4
Telecommunication Services	5.5
Utilities	1.3

Total	100.0%

At June 30, 2013, the International Equity Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Euro	34.8%
British Pound	19.3
United States Dollar	12.4
Japanese Yen	10.2
Swiss Franc	10.0
All other currencies less than 5%	13.3

Total	100.0%

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summerized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on June 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Fund’s investments, which are carried at fair value, as of June 30, 2013:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Common Stocks
Consumer Discretionary	$5,415	$14,402	$—	$19,817
Consumer Staples	—	15,737	—	15,737
Energy	11,794	16,561	—	28,355
Financials	—	58,203	—	58,203
Health Care	—	22,519	—	22,519
Industrials	—	34,933	—	34,933
Information Technology	—	16,536	—	16,536
Materials	6,521	5,981	—	12,502
Telecommunication Services	3,064	9,776	—	12,840
Utilities	—	3,137	—	3,137
Preferred Stocks
Consumer Discretionary	—	4,433	—	4,433
Financials	4,949	—	—	4,949
Investment Companies	9,743	—	—	9,743

Total Investments	$41,486	$202,218	$—	$243,704

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000S)	Reason
Common Stocks
Financials	$10,584	Valuations at last trade with foreign fair value adjustments
Industrials	9,159	Valuations at last trade with foreign fair value adjustments
Information Technology	2,799	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	4,058	Valuations at last trade with foreign fair value adjustments

Total	$26,600

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$219,602

Gross tax appreciation of investments	$42,585
Gross tax depreciation of investments	(18,483)

Net tax appreciation of investments	$24,102

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Aerospace/Defense - 1.6%
Boeing (The) Co.	21,808	$2,234

Agriculture - 2.5%
Philip Morris International, Inc.	40,938	3,546

Apparel - 1.6%
VF Corp.	11,611	2,242

Auto Manufacturers - 1.0%
General Motors Co.*	43,442	1,447

Banks - 9.9%
BB&T Corp.	70,630	2,393
Citigroup, Inc.	39,554	1,897
JPMorgan Chase & Co.	108,118	5,708
Wells Fargo & Co.	103,408	4,268

		14,266

Biotechnology - 3.4%
Amgen, Inc.	18,871	1,862
Celgene Corp.*	12,006	1,404
Gilead Sciences, Inc.*	32,516	1,665

		4,931

Chemicals - 1.6%
Monsanto Co.	22,688	2,242

Computers - 7.7%
Apple, Inc.	13,557	5,370
EMC Corp.	124,652	2,944
International Business Machines Corp.	6,953	1,329
Teradata Corp.*	28,239	1,418

		11,061

Cosmetics/Personal Care - 1.0%
Procter & Gamble (The) Co.	19,108	1,471

Diversified Financial Services - 1.2%
IntercontinentalExchange, Inc.*	9,804	1,743

Electric - 2.9%
Exelon Corp.	68,175	2,105
Southern (The) Co.	46,523	2,053

		4,158

Electrical Components & Equipment - 1.3%
Emerson Electric Co.	34,535	1,883

Electronics - 1.1%
Honeywell International, Inc.	18,951	1,504

Healthcare - Products - 3.6%
CR Bard, Inc.	16,834	1,829
Hologic, Inc.*	77,963	1,505
St. Jude Medical, Inc.	40,188	1,834

		5,168

Household Products/Wares - 1.1%
Church & Dwight Co., Inc.	26,318	1,624

Insurance - 4.2%
American International Group, Inc.*	38,790	1,734
CNO Financial Group, Inc.	119,719	1,552
MetLife, Inc.	60,455	2,766

		6,052

Internet - 1.4%
Google, Inc., Class A*	2,311	2,034

Leisure Time - 1.2%
Carnival Corp.	47,984	1,645

Media - 3.7%
Comcast Corp., Class A	41,725	1,747
Time Warner Cable, Inc.	13,982	1,573
Walt Disney (The) Co.	31,189	1,970

		5,290

Metal Fabrication/Hardware - 1.5%
Precision Castparts Corp.	9,297	2,101

Mining - 0.8%
BHP Billiton Ltd. ADR	19,966	1,151

Miscellaneous Manufacturing - 4.0%
Danaher Corp.	26,054	1,649
General Electric Co.	174,368	4,044

		5,693

Oil & Gas - 8.9%
Apache Corp.	16,467	1,380
BP PLC ADR	41,172	1,719
Chevron Corp.	24,552	2,906
Exxon Mobil Corp.	49,276	4,452
Noble Corp.	62,616	2,353

		12,810

Oil & Gas Services - 2.6%
National Oilwell Varco, Inc.	22,635	1,560
Schlumberger Ltd.	29,870	2,140

		3,700

Pharmaceuticals - 8.4%
Allergan, Inc.	14,582	1,228

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Pharmaceuticals - 8.4% continued
Express Scripts Holding Co.*	48,303	$2,980
Jazz Pharmaceuticals PLC*	10,738	738
Merck & Co., Inc.	63,070	2,929
Pfizer, Inc.	104,104	2,916
Sanofi ADR	25,427	1,310

		12,101

Real Estate Investment Trusts - 1.1%
American Tower Corp.	21,478	1,571

Retail - 10.6%
CVS Caremark Corp.	59,047	3,376
Dick’s Sporting Goods, Inc.	39,426	1,974
McDonald’s Corp.	29,891	2,959
Starbucks Corp.	41,988	2,750
Target Corp.	23,069	1,588
TJX Cos., Inc.	52,408	2,624

		15,271

Semiconductors - 4.3%
Intel Corp.	68,248	1,653
NXP Semiconductor N.V.*	60,671	1,880
QUALCOMM, Inc.	43,928	2,683

		6,216

Software - 1.8%
Citrix Systems, Inc.*	17,283	1,043
Oracle Corp.	50,427	1,549

		2,592

Telecommunications - 2.4%
Cisco Systems, Inc.	141,776	3,447

Total Common Stocks (Cost $113,831)		141,194

INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	2,412,347	2,412

Total Investment Companies (Cost $2,412)		2,412

Total Investments - 100.1% (Cost $116,243)		143,606

Liabilities less Other Assets - (0.1)%		(80)

NET ASSETS - 100.0%		$143,526

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,310,000 with net purchases of approximately $1,102,000 during the three months ended June 30, 2013.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Large Cap Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.9%
Consumer Staples	7.1
Energy	11.7
Financials	16.7
Health Care	15.7
Industrials	9.5
Information Technology	18.0
Materials	2.4
Utilities	3.0

Total	100%

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$141,194	(1)	$—	$—	$141,194
Investment Companies	2,412		—	—	2,412

Total Investments	$143,606		$—	$—	$143,606

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$118,089

Gross tax appreciation of investments	$27,007
Gross tax depreciation of investments	(1,490)

Net tax appreciation of investments	$25,517

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%
Aerospace/Defense - 1.3%
Boeing (The) Co.	21,531	$2,206

Apparel - 2.6%
Michael Kors Holdings Ltd.*	30,596	1,898
NIKE, Inc., Class B	41,002	2,611

		4,509

Beverages - 2.0%
PepsiCo, Inc.	42,457	3,473

Biotechnology - 8.3%
Alexion Pharmaceuticals, Inc.*	31,838	2,937
Biogen Idec, Inc.*	15,649	3,368
Celgene Corp.*	38,564	4,508
Gilead Sciences, Inc.*	63,900	3,272

		14,085

Chemicals - 3.5%
E.I. du Pont de Nemours & Co.	55,060	2,891
Monsanto Co.	31,630	3,125

		6,016

Commercial Services - 2.8%
Mastercard, Inc., Class A	8,350	4,797

Computers - 5.4%
Apple, Inc.	18,471	7,316
EMC Corp.	46,340	1,095
Teradata Corp.*	16,714	839

		9,250

Cosmetics/Personal Care - 1.4%
Estee Lauder (The) Cos., Inc., Class A	35,332	2,324

Distribution/Wholesale - 1.1%
WW Grainger, Inc.	7,551	1,904

Diversified Financial Services - 3.7%
American Express Co.	27,658	2,067
IntercontinentalExchange, Inc.*	12,089	2,149
T Rowe Price Group, Inc.	27,926	2,043

		6,259

Electronics - 1.0%
Trimble Navigation Ltd.*	66,486	1,729

Engineering & Construction - 1.2%
Jacobs Engineering Group, Inc.*	38,315	2,112

Environmental Control - 1.5%
Stericycle, Inc.*	23,431	2,588

Food - 1.5%
Whole Foods Market, Inc.	49,145	2,530

Healthcare - Products - 4.3%
Covidien PLC	24,211	1,521
Edwards Lifesciences Corp.*	24,550	1,650
Hologic, Inc.*	68,017	1,313
Intuitive Surgical, Inc.*	5,509	2,791

		7,275

Household Products/Wares - 0.6%
Church & Dwight Co., Inc.	15,767	973

Internet - 12.0%
Amazon.com, Inc.*	12,994	3,608
eBay, Inc.*	38,943	2,014
Facebook, Inc., Class A*	58,268	1,448
Google, Inc., Class A*	9,792	8,621
LinkedIn Corp., Class A*	8,339	1,487
priceline.com, Inc.*	3,912	3,236

		20,414

Machinery - Diversified - 0.8%
Cummins, Inc.	11,700	1,269

Media - 2.8%
DIRECTV*	22,768	1,403
Walt Disney (The) Co.	53,883	3,403

		4,806

Metal Fabrication/Hardware - 2.6%
Precision Castparts Corp.	15,033	3,398
Valmont Industries, Inc.	6,779	970

		4,368

Miscellaneous Manufacturing - 3.1%
Danaher Corp.	48,250	3,054
Eaton Corp. PLC	33,658	2,215

		5,269

Oil & Gas - 1.5%
Noble Energy, Inc.	43,046	2,585

Oil & Gas Services - 2.9%
National Oilwell Varco, Inc.	34,382	2,369
Schlumberger Ltd.	34,989	2,507

		4,876

Pharmaceuticals - 5.5%
AbbVie, Inc.	51,912	2,146
BioMarin Pharmaceutical, Inc.*	27,813	1,552

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Pharmaceuticals - 5.5% continued
Bristol-Myers Squibb Co.	35,479	$1,585
Express Scripts Holding Co.*	44,338	2,735
Merck & Co., Inc.	30,222	1,404

		9,422

Real Estate Investment Trusts - 2.6%
American Tower Corp.	27,218	1,992
Digital Realty Trust, Inc.	23,803	1,452
Health Care REIT, Inc.	14,746	988

		4,432

Retail - 11.1%
Costco Wholesale Corp.	22,998	2,543
Dick’s Sporting Goods, Inc.	21,698	1,086
Home Depot (The), Inc.	38,690	2,997
McDonald’s Corp.	31,260	3,095
Panera Bread Co., Class A*	8,740	1,625
Starbucks Corp.	47,315	3,099
Tractor Supply Co.	18,407	2,165
Ulta Salon Cosmetics & Fragrance, Inc.*	15,154	1,518
Yum! Brands, Inc.	12,599	873

		19,001

Semiconductors - 3.3%
ARM Holdings PLC ADR	26,802	970
KLA-Tencor Corp.	25,220	1,405
QUALCOMM, Inc.	51,738	3,160

		5,535

Software - 3.4%
Citrix Systems, Inc.*	24,141	1,456
Red Hat, Inc.*	18,935	906
Salesforce.com, Inc.*	63,523	2,425
VMware, Inc., Class A*	15,884	1,064

		5,851

Telecommunications - 2.7%
Aruba Networks, Inc.*	66,680	1,024
Verizon Communications, Inc.	72,270	3,638

		4,662

Transportation - 1.8%
Kansas City Southern	29,351	3,110

Total Common Stocks (Cost $126,302)		167,630

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,769,033	1,769

Total Investment Companies (Cost $1,769)		1,769

Total Investments - 99.3% (Cost $128,071)		169,399

Other Assets less Liabilities - 0.7%		1,157

NET ASSETS - 100.0%		$170,556

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,586,000 with net sales of approximately $4,817,000 during the three months ended June 30, 2013.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Large Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	19.5%
Consumer Staples	7.1
Energy	4.4
Financials	6.4
Health Care	18.3
Industrials	13.6
Information Technology	24.9
Materials	3.6
Telecommunication Sevices	2.2

Total	100.0%

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$167,630	(1)	$—	$—	$167,630
Investment Companies	1,769		—	—	1,769

Total Investments	$169,399		$—	$—	$169,399

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$128,459

Gross tax appreciation of investments	$42,893
Gross tax depreciation of investments	(1,953)

Net tax appreciation of investments	$40,940

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%
Advertising - 2.0%
Omnicom Group, Inc.	35,321	$2,221

Aerospace/Defense - 3.8%
Boeing (The) Co.	29,284	3,000
Northrop Grumman Corp.	13,380	1,108

		4,108

Agriculture - 1.1%
Philip Morris International, Inc.	14,475	1,254

Apparel - 2.0%
Coach, Inc.	37,595	2,146

Auto Parts & Equipment - 1.8%
Johnson Controls, Inc.	54,405	1,947

Banks - 11.2%
Bank of New York Mellon (The) Corp.	50,890	1,428
Goldman Sachs Group (The), Inc.	18,705	2,829
JPMorgan Chase & Co.	59,570	3,145
PNC Financial Services Group (The), Inc.	16,845	1,228
Wells Fargo & Co.	86,675	3,577

		12,207

Beverages - 1.4%
PepsiCo, Inc.	19,215	1,571

Chemicals - 1.3%
Dow Chemical (The) Co.	44,180	1,421

Computers - 2.7%
EMC Corp.	44,810	1,058
Hewlett-Packard Co.	76,595	1,900

		2,958

Diversified Financial Services - 6.4%
BlackRock, Inc.	7,745	1,989
CME Group, Inc.	38,885	2,955
Invesco Ltd.	63,898	2,032

		6,976

Healthcare - Products - 3.3%
Medtronic, Inc.	45,970	2,366
St Jude Medical, Inc.	26,705	1,219

		3,585

Healthcare - Services - 1.6%
UnitedHealth Group, Inc.	26,715	1,749

Housewares - 1.4%
Newell Rubbermaid, Inc.	58,529	1,536

Insurance - 7.9%
Allstate (The) Corp.	53,995	2,598
MetLife, Inc.	68,815	3,149
Prudential Financial, Inc.	40,150	2,932

		8,679

Leisure Time - 2.2%
Carnival Corp.	70,978	2,434

Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	46,765	1,291

Miscellaneous Manufacturing - 5.6%
3M Co.	10,215	1,117
General Electric Co.	111,670	2,590
Siemens A.G. ADR	23,830	2,414

		6,121

Oil & Gas - 11.3%
BP PLC ADR	56,035	2,339
Chevron Corp.	28,015	3,315
Ensco PLC, Class A	33,875	1,969
Exxon Mobil Corp.	36,460	3,294
Occidental Petroleum Corp.	15,890	1,418

		12,335

Oil & Gas Services - 4.0%
Baker Hughes, Inc.	54,725	2,525
Schlumberger Ltd.	25,930	1,858

		4,383

Pharmaceuticals - 9.0%
Abbott Laboratories	22,845	797
Johnson & Johnson	25,770	2,213
Merck & Co., Inc.	43,490	2,020
Pfizer, Inc.	99,020	2,773
Teva Pharmaceutical Industries Ltd. ADR	50,865	1,994

		9,797

Retail - 1.8%
Target Corp.	28,290	1,948

Savings & Loans - 1.8%
New York Community Bancorp, Inc.	139,545	1,954

Semiconductors - 3.6%
Applied Materials, Inc.	71,125	1,060
Intel Corp.	118,780	2,877

		3,937

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Software - 2.4%
Microsoft Corp.	74,840	$2,584

Telecommunications - 6.6%
AT&T, Inc.	59,325	2,100
Cisco Systems, Inc.	107,379	2,610
Vodafone Group PLC ADR	85,655	2,462

		7,172

Total Common Stocks (Cost $79,428)		106,314

INVESTMENT COMPANIES - 2.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	2,765,866	2,766

Total Investment Companies (Cost $2,766)		2,766

Total Investments - 99.9% (Cost $82,194)		109,080

Other Assets less Liabilities - 0.1%		123

NET ASSETS - 100.0%		$109,203

(1)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $990,000 with net purchase of approximately $1,776,000 during the three months ended June 30, 2013.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Large Cap Value Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	2.7
Energy	15.7
Financials	28.0
Health Care	14.2
Industrials	9.6
Information Technology	11.4
Materials	2.6
Telecommunication Services	4.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$106,314	(1)	$—	$—	$106,314
Investment Companies	2,766		—	—	2,766

Total Investments	$109,080		$—	$—	$109,080

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$82,592

Gross tax appreciation of investments	$26,952
Gross tax depreciation of investments	(464)

Net tax appreciation of investments	$26,488

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%
Advertising - 0.0%
Harte-Hanks, Inc.	7,184	$62
Marchex, Inc., Class B	3,371	20

		82

Aerospace/Defense - 1.4%
AAR Corp.	4,086	90
Aerovironment, Inc.*	1,213	25
Alliant Techsystems, Inc.	4,400	362
Astronics Corp.*	3,044	124
Astronics Corp., Class B*	601	24
Breeze-Eastern Corp.*	6,755	60
Cubic Corp.	4,053	195
Curtiss-Wright Corp.	5,543	205
Ducommun, Inc.*	2,979	63
Esterline Technologies Corp.*	3,270	236
GenCorp, Inc.*	13,200	215
HEICO Corp.	7,012	353
Kaman Corp.	4,166	144
Kratos Defense & Security Solutions, Inc.*	557	4
LMI Aerospace, Inc.*	1,714	32
Moog, Inc., Class A*	6,136	316
National Presto Industries, Inc.	937	68
Orbital Sciences Corp.*	10,953	190
SIFCO Industries, Inc.	522	9
Teledyne Technologies, Inc.*	5,467	423

		3,138

Agriculture - 0.3%
Adecoagro S.A.*	1,025	6
Alico, Inc.	1,147	46
Alliance One International, Inc.*	10,293	39
Andersons (The), Inc.	3,343	178
Cadiz, Inc.*	4,335	20
Griffin Land & Nurseries, Inc.	153	4
Tejon Ranch Co.*	2,858	82
Universal Corp.	3,527	204
Vector Group Ltd.	7,476	121

		700

Airlines - 0.6%
Alaska Air Group, Inc.*	9,783	509
Allegiant Travel Co.	2,868	304
Hawaiian Holdings, Inc.*	1,883	11
JetBlue Airways Corp.*	24,705	156
Republic Airways Holdings, Inc.*	1,618	18
SkyWest, Inc.	7,999	108
US Airways Group, Inc.*	18,928	311

		1,417

Apparel - 1.2%
Cherokee, Inc.	554	7
Columbia Sportswear Co.	2,590	162
Crocs, Inc.*	11,002	182
Delta Apparel, Inc.*	1,398	20
G-III Apparel Group Ltd.*	4,590	221
Iconix Brand Group, Inc.*	9,764	287
Jones Group (The), Inc.	11,151	153
Maidenform Brands, Inc.*	4,854	84
Oxford Industries, Inc.	2,859	178
Perry Ellis International, Inc.	2,702	55
Quiksilver, Inc.*	21,001	135
Skechers U.S.A., Inc., Class A*	4,070	98
Steven Madden Ltd.*	6,784	328
Superior Uniform Group, Inc.	3,836	41
True Religion Apparel, Inc.	4,454	141
Unifi, Inc.*	2,442	51
Weyco Group, Inc.	1,065	27
Wolverine World Wide, Inc.	7,727	422

		2,592

Auto Manufacturers - 0.0%
Wabash National Corp.*	8,018	82

Auto Parts & Equipment - 0.9%
American Axle & Manufacturing Holdings, Inc.*	2,964	55
Cooper Tire & Rubber Co.	8,555	284
Dana Holding Corp.	20,430	393
Dorman Products, Inc.	4,308	197
Fuel Systems Solutions, Inc.*	5,193	93
Gentherm, Inc.*	934	17
Miller Industries, Inc.	3,568	55
Modine Manufacturing Co.*	7,414	81
Remy International, Inc.	5,300	98
Spartan Motors, Inc.	1,367	8
Standard Motor Products, Inc.	4,184	144
Strattec Security Corp.	100	4
Superior Industries International, Inc.	4,878	84
Tenneco, Inc.*	6,820	309
Titan International, Inc.	8,471	143

		1,965

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Banks - 6.0%
1st Source Corp.	5,711	$136
Access National Corp.	6,700	87
Alliance Bancorp, Inc. of Pennsylvania	567	8
American National Bankshares, Inc.	2,719	63
Ameris Bancorp*	827	14
Ames National Corp.	2,691	61
Arrow Financial Corp.	3,038	75
Bancfirst Corp.	1,100	51
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,734	84
Bancorp (The), Inc.*	1,480	22
BancorpSouth, Inc.	10,536	186
Bank of Kentucky Financial Corp.	1,125	32
Bank of Marin Bancorp	430	17
Bank of South Carolina Corp.	200	2
Bank of the Ozarks, Inc.	3,961	172
Banner Corp.	2,493	84
Bar Harbor Bankshares	1,851	68
BBCN Bancorp, Inc.	13,241	188
BCB Bancorp, Inc.	665	7
Berkshire Bancorp, Inc.	321	3
Boston Private Financial Holdings, Inc.	2,708	29
Bryn Mawr Bank Corp.	5,124	123
Camden National Corp.	832	29
Capital City Bank Group, Inc.*	4,080	47
CapitalSource, Inc.	14,400	135
Cardinal Financial Corp.	1,202	18
Cass Information Systems, Inc.	2,583	119
Cathay General Bancorp	10,685	217
Center Bancorp, Inc.	5,717	73
Centerstate Banks, Inc.	671	6
Century Bancorp, Inc., Class A	2,620	92
Chemical Financial Corp.	4,682	122
Citizens & Northern Corp.	688	13
City Holding Co.	2,720	106
CoBiz Financial, Inc.	1,644	14
Columbia Banking System, Inc.	7,282	173
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	5,436	168
Community Trust Bancorp, Inc.	2,557	91
CVB Financial Corp.	13,772	162
Eagle Bancorp, Inc.*	4,488	100
Enterprise Bancorp, Inc.	657	12
Enterprise Financial Services Corp.	803	13
Farmers Capital Bank Corp.*	663	14
Fidelity Southern Corp.*	1,766	22
Financial Institutions, Inc.	3,794	70
First Bancorp	1,578	22
First Bancorp, Inc.	3,247	57
First Busey Corp.	15,652	70
First Citizens Bancorporation, Inc.	8	5
First Citizens BancShares, Inc., Class A	772	148
First Community Bancshares, Inc.	4,626	72
First Financial Bancorp	7,296	109
First Financial Bankshares, Inc.	4,752	264
First Financial Corp.	2,863	89
First Horizon National Corp. - (Fractional Shares)*	38,609	—
First Merchants Corp.	1,221	21
First Midwest Bancorp, Inc.	10,190	140
First of Long Island (The) Corp.	2,638	88
First South Bancorp, Inc.*	522	3
FirstMerit Corp.	12,611	253
FNB Corp.	19,075	230
German American Bancorp, Inc.	411	9
Glacier Bancorp, Inc.	8,017	178
Great Southern Bancorp, Inc.	5,851	158
Guaranty Bancorp	977	11
Hancock Holding Co.	7,751	233
Hanmi Financial Corp.*	4,851	86
Hawthorn Bancshares, Inc.	635	8
Heartland Financial USA, Inc.	663	18
Heritage Financial Corp.	657	10
Home BancShares, Inc.	3,344	87
Hudson Valley Holding Corp.	186	3
Iberiabank Corp.	5,011	269
Independent Bank Corp.	3,525	122
International Bancshares Corp.	9,341	211
Jeffersonville Bancorp	214	2
Lakeland Bancorp, Inc.	7,490	78
Lakeland Financial Corp.	1,080	30
Landmark Bancorp, Inc.	4,100	86
MainSource Financial Group, Inc.	1,204	16
MB Financial, Inc.	6,237	167
Merchants Bancshares, Inc.	2,861	85
Metro Bancorp, Inc.*	814	16
Middleburg Financial Corp.	2,590	49
MidSouth Bancorp, Inc.	798	12
MidWestOne Financial Group, Inc.	525	13
National Bankshares, Inc.	1,900	67

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Banks - 6.0% continued
National Penn Bancshares, Inc.	15,172	$154
NBT Bancorp, Inc.	5,197	110
Northrim BanCorp, Inc.	3,051	74
Norwood Financial Corp.	2,251	65
OFG Bancorp	7,671	139
Ohio Valley Banc Corp.	758	16
Old National Bancorp	13,783	191
Orrstown Financial Services, Inc.*	1,758	22
Pacific Continental Corp.	814	10
PacWest Bancorp	4,845	148
Park National Corp.	2,051	141
Peapack Gladstone Financial Corp.	671	12
Peoples Bancorp, Inc.	832	17
Peoples Financial Corp.	421	5
Pinnacle Financial Partners, Inc.*	4,626	119
Popular, Inc.*	10,937	332
Premier Financial Bancorp, Inc.	951	11
PrivateBancorp, Inc.	8,212	174
Prosperity Bancshares, Inc.	7,259	376
QCR Holdings, Inc.	6,416	98
Renasant Corp.	2,463	60
Republic Bancorp, Inc., Class A	1,964	43
Republic First Bancorp, Inc.*	1,490	4
S&T Bancorp, Inc.	4,885	96
Sandy Spring Bancorp, Inc.	4,070	88
SCBT Financial Corp.	4,201	212
Seacoast Banking Corp. of Florida*	4,325	9
Shore Bancshares, Inc.*	832	6
Sierra Bancorp	832	12
Simmons First National Corp., Class A	4,628	121
Southern National Bancorp of Virginia, Inc.	712	7
Southside Bancshares, Inc.	3,156	75
Southwest Bancorp, Inc.*	827	11
StellarOne Corp.	1,236	24
Sterling Bancorp	942	11
Sterling Financial Corp.	5,836	139
Suffolk Bancorp*	665	11
Sun Bancorp, Inc.*	1,750	6
Susquehanna Bancshares, Inc.	19,743	254
SY Bancorp, Inc.	2,809	69
Synovus Financial Corp.	110,116	321
Texas Capital Bancshares, Inc.*	4,704	209
Tompkins Financial Corp.	2,525	114
TowneBank	1,547	23
Trico Bancshares	3,113	66
TrustCo Bank Corp. NY	9,086	49
Trustmark Corp.	6,523	160
UMB Financial Corp.	4,886	272
Umpqua Holdings Corp.	14,521	218
Union First Market Bankshares Corp.	832	17
United Bancorp, Inc.	665	5
United Bankshares, Inc.	5,701	151
United Community Bancorp	671	7
United Community Banks, Inc.*	5,944	74
Univest Corp. of Pennsylvania	554	11
Valley National Bancorp	696	7
ViewPoint Financial Group, Inc.	5,170	108
Washington Banking Co.	657	9
Washington Trust Bancorp, Inc.	3,652	104
Webster Financial Corp.	9,884	254
WesBanco, Inc.	2,578	68
West Bancorporation, Inc.	1,095	13
Westamerica Bancorporation	3,391	155
Western Alliance Bancorp*	13,243	210
Wilshire Bancorp, Inc.	693	5
Wintrust Financial Corp.	4,958	190
Yadkin Financial Corp.*	725	10

		13,228

Beverages - 0.3%
Boston Beer (The) Co., Inc., Class A*	1,332	227
Coca-Cola Bottling Co. Consolidated	1,745	107
Craft Brew Alliance, Inc.*	7,645	63
Farmer Bros. Co.*	6,889	97
National Beverage Corp.	3,106	54

		548

Biotechnology - 2.2%
Acorda Therapeutics, Inc.*	6,615	218
Aegerion Pharmaceuticals, Inc.*	5,117	324
Affymax, Inc.*	1,783	2
Arena Pharmaceuticals, Inc.*	5,157	40
Arqule, Inc.*	2,150	5
Astex Pharmaceuticals*	1,890	8
Cambrex Corp.*	21,932	306
Celldex Therapeutics, Inc.*	7,623	119
Charles River Laboratories
International, Inc.*	6,899	283
Cubist Pharmaceuticals, Inc.*	7,970	385
Curis, Inc.*	2,168	7

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Biotechnology - 2.2% continued
Cytokinetics, Inc.*	586	$7
Emergent Biosolutions, Inc.*	7,816	113
Enzo Biochem, Inc.*	1,638	3
Exact Sciences Corp.*	6,200	86
Exelixis, Inc.*	14,397	65
GTx, Inc.*	1,780	12
Harvard Bioscience, Inc.*	2,297	11
ImmunoGen, Inc.*	5,542	92
Immunomedics, Inc.*	17,772	97
Incyte Corp. Ltd.*	10,190	224
Insmed, Inc.*	7,529	90
Intercept Pharmaceuticals, Inc.*	2,600	117
InterMune, Inc.*	13,530	130
KYTHERA Biopharmaceuticals, Inc.*	4,000	108
Lexicon Pharmaceuticals, Inc.*	2,047	5
Ligand Pharmaceuticals, Inc., Class B*	6,423	240
Maxygen, Inc.	3,129	8
Medicines (The) Co.*	8,366	257
Momenta Pharmaceuticals, Inc.*	12,313	185
Myriad Genetics, Inc.*	2,331	63
Nanosphere, Inc.*	1,900	6
Novavax, Inc.*	2,970	6
NPS Pharmaceuticals, Inc.*	14,446	218
OncoGenex Pharmaceutical, Inc.*	5,496	54
PDL BioPharma, Inc.	21,339	165
Protalix BioTherapeutics, Inc.*	14,345	70
Puma Biotechnology, Inc.*	3,500	155
Repligen Corp.*	4,118	34
RTI Biologics, Inc.*	4,208	16
Sangamo Biosciences, Inc.*	14,003	109
Seattle Genetics, Inc.*	8,266	260
Sequenom, Inc.*	4,903	21
Spectrum Pharmaceuticals, Inc.	8,005	60
Vical, Inc.*	2,180	7

		4,791

Building Materials - 1.2%
AAON, Inc.	4,016	133
Apogee Enterprises, Inc.	7,262	174
Builders FirstSource, Inc.*	2,171	13
Comfort Systems USA, Inc.	7,176	107
Drew Industries, Inc.	6,385	251
Eagle Materials, Inc.	7,527	499
Gibraltar Industries, Inc.*	1,648	24
Griffon Corp.	6,914	78
Headwaters, Inc.*	13,003	115
Louisiana-Pacific Corp.*	19,595	290
LSI Industries, Inc.	1,228	10
NCI Building Systems, Inc.*	271	4
Nortek, Inc.*	100	6
Quanex Building Products Corp.	4,304	72
Simpson Manufacturing Co., Inc.	4,903	144
Texas Industries, Inc.*	4,195	273
Trex Co., Inc.*	3,531	168
Universal Forest Products, Inc.	3,252	130
USG Corp.*	7,272	168

		2,659

Chemicals - 1.8%
A. Schulman, Inc.	5,305	142
Aceto Corp.	15,563	217
American Vanguard Corp.	4,028	94
Axiall Corp.	4,737	202
Balchem Corp.	4,013	180
Chemtura Corp.*	13,054	265
Ferro Corp.*	16,374	114
H.B. Fuller Co.	7,193	272
Hawkins, Inc.	2,627	103
Innophos Holdings, Inc.	3,574	169
Innospec, Inc.	5,960	239
Intrepid Potash, Inc.	7,400	141
KMG Chemicals, Inc.	5,190	110
Kraton Performance Polymers, Inc.*	4,410	93
Landec Corp.*	3,115	41
Minerals Technologies, Inc.	4,872	201
Oil-Dri Corp. of America	285	8
Olin Corp.	12,592	301
OM Group, Inc.*	5,239	162
OMNOVA Solutions, Inc.*	13,926	112
PolyOne Corp.	992	25
Quaker Chemical Corp.	3,657	227
Sensient Technologies Corp.	6,849	277
Stepan Co.	4,084	227
Zep, Inc.	3,913	62
Zoltek Cos., Inc.*	2,555	33

		4,017

Coal - 0.2%
Alpha Natural Resources, Inc.*	15,800	83
Arch Coal, Inc.	28,800	109

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Coal - 0.2% continued
Cloud Peak Energy, Inc.*	7,272	$120
SunCoke Energy, Inc.*	9,600	134
Westmoreland Coal Co.*	689	8

		454

Commercial Services - 6.0%
Aaron’s, Inc.	1,212	34
ABM Industries, Inc.	9,242	227
Acacia Research Corp.	8,028	179
Advisory Board (The) Co.*	5,678	310
Albany Molecular Research, Inc.*	10,687	127
American Public Education, Inc.*	3,252	121
AMN Healthcare Services, Inc.*	6,000	86
Arbitron, Inc.	4,627	215
ARC Document Solutions, Inc.*	3,139	13
Ascent Capital Group, Inc., Class A*	2,490	194
AVEO Pharmaceuticals, Inc.*	3,543	9
Barrett Business Services, Inc.	832	43
Blackstone Mortgage Trust, Inc., Class A	279	7
Bridgepoint Education, Inc.*	2,983	36
Brink’s (The) Co.	8,328	212
Capella Education Co.*	3,200	133
Cardtronics, Inc.*	5,151	142
CBIZ, Inc.*	9,230	62
CDI Corp.	1,559	22
Cenveo, Inc.*	3,537	8
Chemed Corp.	4,052	293
Collectors Universe	10,529	140
Consolidated Graphics, Inc.*	1,855	87
Convergys Corp.	15,353	268
CoreLogic, Inc.*	12,214	283
Corporate Executive Board (The) Co.	5,299	335
Corvel Corp.*	5,188	152
CoStar Group, Inc.*	4,018	519
CRA International, Inc.*	3,136	58
Cross Country Healthcare, Inc.*	2,693	14
Deluxe Corp.	5,959	206
DeVry, Inc.	6,000	186
Electro Rent Corp.	6,278	105
Ennis, Inc.	5,021	87
Euronet Worldwide, Inc.*	7,739	247
ExamWorks Group, Inc.*	8,305	176
ExlService Holdings, Inc.*	4,347	128
Forrester Research, Inc.	4,470	164
Franklin Covey Co.*	1,076	14
FTI Consulting, Inc.*	5,035	166
Global Cash Access Holdings, Inc.*	5,013	31
Grand Canyon Education, Inc.*	5,900	190
Great Lakes Dredge & Dock Corp.	3,918	31
H&E Equipment Services, Inc.	2,285	48
Hackett Group (The), Inc.	2,585	13
Healthcare Services Group, Inc.	9,100	223
Heartland Payment Systems, Inc.	5,097	190
Hill International, Inc.*	1,354	4
HMS Holdings Corp.*	12,742	297
Huron Consulting Group, Inc.*	2,952	136
ICF International, Inc.*	1,386	44
Information Services Group, Inc.*	2,979	6
Insperity, Inc.	4,236	128
Intersections, Inc.	1,238	11
K12, Inc.*	6,845	180
Kelly Services, Inc., Class A	5,273	92
Kforce, Inc.	5,830	85
Korn/Ferry International*	5,594	105
Landauer, Inc.	3,343	162
Learning Tree International, Inc.*	663	2
Live Nation Entertainment, Inc.*	15,684	243
Mac-Gray Corp.	1,938	28
Matthews International Corp., Class A	4,590	173
MAXIMUS, Inc.	7,349	547
McGrath RentCorp	4,359	149
Medifast, Inc.*	554	14
MoneyGram International, Inc.*	234	5
Monro Muffler Brake, Inc.	4,196	202
Multi-Color Corp.	3,073	93
National Research Corp., Class A*	7,890	142
National Research Corp., Class B	1,315	46
Navigant Consulting, Inc.*	7,340	88
Odyssey Marine Exploration, Inc.*	3,782	11
On Assignment, Inc.*	7,917	212
PAREXEL International Corp.*	8,446	388
PDI, Inc.*	20,216	95
Pendrell Corp.*	40,851	107
PHH Corp.*	7,199	147
Providence Service (The) Corp.*	5,881	171
QC Holdings, Inc.	1,359	4
Rent-A-Center, Inc.	7,312	275
Resources Connection, Inc.	6,635	77
Sotheby’s	7,783	295

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Commercial Services - 6.0% continued
Standard Parking Corp.*	4,892	$105
StarTek, Inc.*	1,080	5
Steiner Leisure Ltd.*	1,498	79
Stewart Enterprises, Inc., Class A	11,450	150
Strayer Education, Inc.	1,600	78
Team, Inc.*	3,511	133
TeleTech Holdings, Inc.*	7,326	172
Tree.com, Inc.	1,900	33
TrueBlue, Inc.*	5,035	106
Universal Technical Institute, Inc.	1,645	17
Valassis Communications, Inc.	6,223	153
Viad Corp.	4,623	113
VistaPrint N.V.*	4,781	236
Volt Information Sciences, Inc.*	2,331	17
WEX, Inc.*	6,662	511

		13,206

Computers - 2.0%
3D Systems Corp.*	10,122	444
Agilysys, Inc.*	9,102	103
Astro-Med, Inc.	863	9
CACI International, Inc., Class A*	3,889	247
CIBER, Inc.*	6,513	22
Computer Services, Inc.	2,424	73
Computer Task Group, Inc.	3,597	83
Cray, Inc.*	3,959	78
Datalink Corp.*	5,659	60
Digimarc Corp.	2,590	54
Dynamics Research Corp.*	832	5
Electronics for Imaging, Inc.*	7,000	198
iGATE Corp.*	6,059	99
Imation Corp.*	2,848	12
Immersion Corp.*	2,174	29
Insight Enterprises, Inc.*	7,605	135
j2 Global, Inc.	7,902	336
Lexmark International, Inc., Class A	9,400	287
LivePerson, Inc.*	7,428	66
Manhattan Associates, Inc.*	3,945	304
Mattersight Corp.*	1,758	5
Mentor Graphics Corp.	11,612	227
MTS Systems Corp.	4,320	244
Netscout Systems, Inc.*	6,786	158
PAR Technology Corp.*	4,019	16
Radisys Corp.*	949	5
Rimage Corp.	412	3
Riverbed Technology, Inc.*	1,206	19
Silicon Graphics International Corp.*	5,751	77
Spansion, Inc., Class A*	4,195	53
Super Micro Computer, Inc.*	5,039	54
Sykes Enterprises, Inc.*	10,564	166
Synaptics, Inc.*	5,008	193
Syntel, Inc.	4,333	272
Transact Technologies, Inc.	951	8
Uni-Pixel, Inc.*	2,100	31
Unisys Corp.*	4,615	102
Virtusa Corp.*	940	21
Vocera Communications, Inc.*	2,700	40

		4,338

Cosmetics/Personal Care - 0.2%
Elizabeth Arden, Inc.*	3,943	178
Inter Parfums, Inc.	5,096	145
Revlon, Inc., Class A*	554	12

		335

Distribution/Wholesale - 0.9%
Beacon Roofing Supply, Inc.*	7,187	272
BlueLinx Holdings, Inc.*	3,512	8
Core-Mark Holding Co., Inc.	1,323	84
Houston Wire & Cable Co.	2,044	28
MWI Veterinary Supply, Inc.*	2,007	248
Owens & Minor, Inc.	8,397	284
Pool Corp.	6,791	356
Rentrak Corp.*	2,707	54
ScanSource, Inc.*	4,903	157
Titan Machinery, Inc.*	832	16
United Stationers, Inc.	7,364	247
Watsco, Inc.	3,819	321

		2,075

Diversified Financial Services - 2.3%
Aircastle Ltd.	4,604	74
Arlington Asset Investment Corp., Class A	554	15
Atlanticus Holdings Corp.*	2,864	10
BGC Partners, Inc., Class A	2,030	12
Calamos Asset Management, Inc., Class A	1,913	20
California First National Bancorp	1,806	30
Cohen & Steers, Inc.	3,159	107
Coinstar, Inc.*	4,240	249
Credit Acceptance Corp.*	3,242	341
DFC Global Corp.*	5,062	70

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Diversified Financial Services - 2.3% continued
Diamond Hill Investment Group, Inc.	1,077	$92
Ellie Mae, Inc.*	4,800	111
Encore Capital Group, Inc.*	4,588	152
Evercore Partners, Inc., Class A	3,935	155
FBR & Co.*	1,155	29
Federal Agricultural Mortgage Corp., Class C	100	3
Financial Engines, Inc.	4,697	214
GAMCO Investors, Inc., Class A	2,567	142
GFI Group, Inc.	10,594	41
Higher One Holdings, Inc.*	5,408	63
Home Loan Servicing Solutions Ltd.	3,600	86
Institutional Financial Markets, Inc.	894	2
Interactive Brokers Group, Inc., Class A	7,896	126
INTL. FCStone, Inc.*	4,185	73
Investment Technology Group, Inc.*	9,852	138
Janus Capital Group, Inc.	21,912	186
JMP Group, Inc.	944	6
MarketAxess Holdings, Inc.	4,876	228
MicroFinancial, Inc.	2,182	17
National Financial Partners Corp.*	6,902	175
Nelnet, Inc., Class A	6,123	221
NewStar Financial, Inc.*	1,744	23
Ocwen Financial Corp.*	13,184	543
Piper Jaffray Cos.*	2,691	85
Portfolio Recovery Associates, Inc.*	2,306	354
Pzena Investment Management, Inc., Class A	4,321	28
Siebert Financial Corp.*	858	1
Stifel Financial Corp.*	6,814	243
SWS Group, Inc.*	2,590	14
U.S. Global Investors, Inc., Class A	1,202	3
Virtus Investment Partners, Inc.*	956	169
Walter Investment Management Corp.*	6,208	210
Westwood Holdings Group, Inc.	522	22
World Acceptance Corp.*	3,239	282

		5,165

Electric - 1.8%
ALLETE, Inc.	5,101	254
Avista Corp.	9,471	256
Black Hills Corp.	5,845	285
Cleco Corp.	8,527	396
El Paso Electric Co.	6,761	239
Empire District Electric (The) Co.	5,545	124
IDACORP, Inc.	7,890	377
MGE Energy, Inc.	2,827	155
NorthWestern Corp.	4,903	196
Ormat Technologies, Inc.	1,491	35
Otter Tail Corp.	4,895	139
Pike Electric Corp.	8,974	110
PNM Resources, Inc.	13,790	306
Portland General Electric Co.	11,515	352
UIL Holdings Corp.	7,366	282
Unitil Corp.	3,648	105
UNS Energy Corp.	6,042	270

		3,881

Electrical Components & Equipment - 1.2%
Acuity Brands, Inc.	5,870	443
Advanced Energy Industries, Inc.*	9,510	166
Belden, Inc.	7,283	364
Encore Wire Corp.	1,471	50
EnerSys, Inc.	5,949	292
Espey Manufacturing & Electronics Corp.	3,300	84
Generac Holdings, Inc.	2,797	104
General Cable Corp.	7,086	218
Graham Corp.	2,421	73
Insteel Industries, Inc.	1,900	33
Littelfuse, Inc.	2,908	217
Orion Energy Systems, Inc.*	1,350	3
Powell Industries, Inc.*	2,881	149
PowerSecure International, Inc.*	1,480	22
SL Industries, Inc.	839	21
SunPower Corp.*	7,256	150
Ultralife Corp.*	2,321	8
Universal Display Corp.*	5,394	152

		2,549

Electronics - 2.3%
American Science & Engineering, Inc.	1,960	110
Analogic Corp.	2,439	178
Badger Meter, Inc.	3,510	156
Bel Fuse, Inc., Class B	1,614	22
Benchmark Electronics, Inc.*	6,499	131
Brady Corp., Class A	8,272	254
Checkpoint Systems, Inc.*	6,369	90
Coherent, Inc.	3,449	190
CTS Corp.	7,065	96
CyberOptics Corp.*	4,153	24

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Electronics - 2.3% continued
Electro Scientific Industries, Inc.	5,947	$64
ESCO Technologies, Inc.	3,532	114
FARO Technologies, Inc.*	4,544	154
FEI Co.	5,282	386
II-VI, Inc.*	6,271	102
Image Sensing Systems, Inc.*	800	5
Itron, Inc.*	4,561	193
Measurement Specialties, Inc.*	3,113	145
MEMSIC, Inc.*	2,294	9
Mesa Laboratories, Inc.	1,769	96
Methode Electronics, Inc.	7,609	129
MOCON, Inc.	6,720	91
Multi-Fineline Electronix, Inc.*	4,970	74
Newport Corp.*	6,917	96
NVE Corp.*	1,530	72
OSI Systems, Inc.*	2,704	174
Parametric Sound Corp.*	1,100	18
Park Electrochemical Corp.	4,787	115
Plexus Corp.*	4,745	142
Rofin-Sinar Technologies, Inc.*	5,165	129
Rogers Corp.*	3,400	161
Sanmina Corp.*	12,667	182
Sparton Corp.*	952	16
Stoneridge, Inc.*	1,103	13
Taser International, Inc.*	4,063	35
Transcat, Inc.*	283	2
TTM Technologies, Inc.*	9,466	79
Viasystems Group, Inc.*	3,543	41
Vishay Intertechnology, Inc.*	17,806	247
Vishay Precision Group, Inc.*	265	4
Watts Water Technologies, Inc., Class A	4,455	202
Woodward, Inc.	9,965	399
Zygo Corp.*	1,458	23

		4,963

Energy - Alternate Sources - 0.1%
Clean Energy Fuels Corp.*	5,072	67
FutureFuel Corp.	3,200	46
Green Plains Renewable Energy, Inc.*	4,063	54
REX American Resources Corp.*	5,573	160

		327

Engineering & Construction - 0.9%
Aegion Corp.*	7,015	158
Argan, Inc.	6,182	97
Dycom Industries, Inc.*	7,139	165
EMCOR Group, Inc.	9,335	380
Exponent, Inc.	3,126	185
Granite Construction, Inc.	7,031	209
Integrated Electrical Services, Inc.*	1,638	7
Layne Christensen Co.*	3,503	68
MasTec, Inc.*	7,875	259
Michael Baker Corp.	4,073	110
MYR Group, Inc.*	2,405	47
National Technical Systems, Inc.*	7,075	99
Orion Marine Group, Inc.*	1,217	15
Sterling Construction Co., Inc.*	554	5
VSE Corp.	1,611	66

		1,870

Entertainment - 1.1%
Carmike Cinemas, Inc.*	1,105	21
Churchill Downs, Inc.	2,305	182
Dover Downs Gaming & Entertainment, Inc.	1,777	3
DreamWorks Animation SKG, Inc., Class A*	9,324	239
International Speedway Corp., Class A	4,755	150
Isle of Capri Casinos, Inc.*	9,582	72
Lakes Entertainment, Inc.*	3,801	13
Lions Gate Entertainment Corp.*	12,200	335
Marriott Vacations Worldwide Corp.*	3,800	164
Multimedia Games Holding Co., Inc.*	1,638	43
National CineMedia, Inc.	4,895	83
Pinnacle Entertainment, Inc.*	8,470	167
Reading International, Inc., Class A*	1,223	8
Rick’s Cabaret International, Inc.*	6,433	55
Scientific Games Corp., Class A*	8,648	97
SHFL Entertainment, Inc.*	4,177	74
Six Flags Entertainment Corp.	12,308	433
Speedway Motorsports, Inc.	2,315	40
Vail Resorts, Inc.	4,173	257

		2,436

Environmental Control - 0.5%
Calgon Carbon Corp.*	8,913	149
Darling International, Inc.*	16,515	308
Fuel Tech, Inc.*	1,364	5
Heritage-Crystal Clean, Inc.*	665	10
Metalico, Inc.*	1,362	1
Met-Pro Corp.	832	11

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Environmental Control - 0.5% continued
Mine Safety Appliances Co.	3,781	$176
Sharps Compliance Corp.*	2,237	6
Tetra Tech, Inc.*	7,987	188
TRC Cos., Inc.*	2,048	14
US Ecology, Inc.	4,513	124

		992

Food - 2.0%
Amcon Distributing Co.	515	41
Arden Group, Inc., Class A	1,151	127
B&G Foods, Inc.	9,174	312
Boulder Brands, Inc.*	1,610	19
Bridgford Foods Corp.	542	4
Calavo Growers, Inc.	554	15
Cal-Maine Foods, Inc.	2,968	138
Chiquita Brands International, Inc.*	6,510	71
Fresh Del Monte Produce, Inc.	5,035	140
Fresh Market (The), Inc.*	3,729	185
Golden Enterprises, Inc.	624	2
Hain Celestial Group (The), Inc.*	5,572	362
Harris Teeter Supermarkets, Inc.	6,910	324
Ingles Markets, Inc., Class A	3,934	99
J&J Snack Foods Corp.	3,118	243
Lancaster Colony Corp.	2,572	201
Lifeway Foods, Inc.	277	5
Nash Finch Co.	3,252	72
Post Holdings, Inc.*	4,100	179
Sanderson Farms, Inc.	2,838	189
Seaboard Corp.	63	171
Seneca Foods Corp., Class A*	277	8
Snyders-Lance, Inc.	6,360	181
Spartan Stores, Inc.	2,427	45
SUPERVALU, Inc.*	28,345	176
Tootsie Roll Industries, Inc.	5,627	179
TreeHouse Foods, Inc.*	6,003	393
United Natural Foods, Inc.*	6,867	371
Village Super Market, Inc., Class A	1,364	45
Weis Markets, Inc.	3,663	165

		4,462

Forest Products & Paper - 0.8%
Boise, Inc.	12,538	107
Buckeye Technologies, Inc.	6,274	232
Clearwater Paper Corp.*	3,274	154
Deltic Timber Corp.	1,732	100
KapStone Paper and Packaging Corp.	5,463	219
Neenah Paper, Inc.	6,550	208
Orchids Paper Products Co.	554	15
PH Glatfelter Co.	9,386	236
Resolute Forest Products*	9,541	126
Schweitzer-Mauduit International, Inc.	6,258	312
Wausau Paper Corp.	3,932	45

		1,754

Gas - 0.9%
Chesapeake Utilities Corp.	3,056	157
Delta Natural Gas Co., Inc.	284	6
Laclede Group (The), Inc.	3,087	141
New Jersey Resources Corp.	5,711	237
Northwest Natural Gas Co.	4,423	188
Piedmont Natural Gas Co., Inc.	8,969	303
RGC Resources, Inc.	643	13
South Jersey Industries, Inc.	4,077	234
Southwest Gas Corp.	6,870	322
WGL Holdings, Inc.	7,414	320

		1,921

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	6,786	228

Healthcare - Products - 3.6%
Abaxis, Inc.	3,396	161
ABIOMED, Inc.*	7,327	158
Accuray, Inc.*	738	4
Affymetrix, Inc.*	6,925	31
Alere, Inc.*	10,800	265
Align Technology, Inc.*	9,712	360
Allied Healthcare Products*	428	1
Alphatec Holdings, Inc.*	1,744	4
AngioDynamics, Inc.*	9,663	109
ArthroCare Corp.*	5,170	179
AtriCure, Inc.*	2,466	23
Atrion Corp.	608	133
Baxano Surgical, Inc.*	2,286	5
Bovie Medical Corp.*	1,560	5
Bruker Corp.*	8,513	137
Cantel Medical Corp.	5,704	193
CardioNet, Inc.*	1,610	9
Cardiovascular Systems, Inc.*	5,962	126
Cepheid, Inc.*	10,069	347
Chindex International, Inc.*	5,273	86

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Healthcare - Products - 3.6% continued
CONMED Corp.	4,626	$144
CryoLife, Inc.	1,223	8
Cutera, Inc.*	5,310	47
Cyberonics, Inc.*	3,825	199
Cynosure, Inc., Class A*	7,590	197
Daxor Corp.	522	4
DexCom, Inc.*	2,438	55
Digirad Corp.*	2,144	5
Endologix, Inc.*	4,740	63
Exactech, Inc.*	6,972	138
Female Health (The) Co.	1,073	11
Genomic Health, Inc.*	2,500	79
Greatbatch, Inc.*	5,090	167
Haemonetics Corp.*	8,584	355
Hanger, Inc.*	5,295	167
Hansen Medical, Inc.*	2,020	3
Hill-Rom Holdings, Inc.	5,800	195
ICU Medical, Inc.*	3,081	222
Insulet Corp.*	2,176	68
Integra LifeSciences Holdings Corp.*	3,683	135
Invacare Corp.	5,551	80
Iridex Corp.*	200	1
LCA-Vision, Inc.*	7,587	23
LeMaitre Vascular, Inc.	11,423	75
Luminex Corp.*	6,097	126
MAKO Surgical Corp.*	676	8
Masimo Corp.	8,098	172
Medical Action Industries, Inc.*	6,784	52
Merge Healthcare, Inc.*	2,163	8
Meridian Bioscience, Inc.	5,029	108
Merit Medical Systems, Inc.*	8,086	90
Natus Medical, Inc.*	10,182	139
NuVasive, Inc.*	9,298	230
NxStage Medical, Inc.*	5,160	74
OraSure Technologies, Inc.*	13,034	51
Orthofix International N.V.*	4,635	125
Quidel Corp.*	6,517	166
Rochester Medical Corp.*	1,344	20
Rockwell Medical, Inc.*	1,217	4
Span-America Medical Systems, Inc.	2,086	41
Spectranetics Corp.*	5,773	108
STERIS Corp.	7,709	331
SurModics, Inc.*	5,742	115
Symmetry Medical, Inc.*	10,343	87
Thoratec Corp.*	7,645	239
United-Guardian, Inc.	560	14
Utah Medical Products, Inc.	2,564	139
Vascular Solutions, Inc.*	5,603	82
Volcano Corp.*	6,773	123
West Pharmaceutical Services, Inc.	5,438	382
Wright Medical Group, Inc.*	5,777	151

		7,962

Healthcare - Services - 2.3%
Addus HomeCare Corp.*	6,812	134
Air Methods Corp.	6,861	232
Alliance HealthCare Services, Inc.*	7,882	123
Almost Family, Inc.	5,230	99
Amsurg Corp.*	5,147	181
Assisted Living Concepts, Inc., Class A*	7,657	92
Bio-Reference Labs, Inc.*	6,224	179
Capital Senior Living Corp.*	4,066	97
Centene Corp.*	6,773	355
Emeritus Corp.*	6,206	144
Ensign Group (The), Inc.	4,819	170
Gentiva Health Services, Inc.*	8,600	86
Health Management Associates, Inc., Class A*	34,400	541
HealthSouth Corp.*	12,715	366
Healthways, Inc.*	6,000	104
IPC The Hospitalist Co., Inc.*	3,242	167
Kindred Healthcare, Inc.*	7,816	103
LHC Group, Inc.*	3,393	66
LifePoint Hospitals, Inc.*	6,500	317
Magellan Health Services, Inc.*	4,885	274
Medcath Corp.†	7,953	—
Molina Healthcare, Inc.*	4,858	181
National Healthcare Corp.	3,560	170
RadNet, Inc.*	32,899	87
Skilled Healthcare Group, Inc., Class A*	15,064	101
Triple-S Management Corp., Class B*	7,393	159
U.S. Physical Therapy, Inc.	4,076	113
Universal American Corp.	7,587	67
Vanguard Health Systems, Inc.*	5,800	120
WellCare Health Plans, Inc.*	5,918	329

		5,157

Holding Companies - Diversified - 0.1%
Harbinger Group, Inc.*	12,836	97
Resource America, Inc., Class A	2,029	17

		114

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Home Builders - 0.8%
AMREP Corp.*	6,493	$60
Beazer Homes USA, Inc.*	356	6
Brookfield Residential Properties, Inc.*	14,418	318
Cavco Industries, Inc.*	2,961	149
Hovnanian Enterprises, Inc., Class A*	1,750	10
KB Home	8,407	165
M/I Homes, Inc.*	2,710	62
MDC Holdings, Inc.	7,179	233
Meritage Homes Corp.*	5,314	230
Nobility Homes, Inc.*	858	6
Ryland Group (The), Inc.	4,903	197
Standard Pacific Corp.*	9,200	77
Thor Industries, Inc.	4,991	246
Winnebago Industries, Inc.*	4,594	97

		1,856

Home Furnishings - 0.6%
American Woodmark Corp.*	3,546	123
Daktronics, Inc.	10,656	109
Emerson Radio Corp.*	3,292	5
Ethan Allen Interiors, Inc.	5,408	156
Flexsteel Industries, Inc.	5,302	129
Hooker Furniture Corp.	5,713	93
iRobot Corp.*	3,438	137
Kimball International, Inc., Class B	3,671	36
La-Z-Boy, Inc.	8,279	168
Select Comfort Corp.*	7,235	181
Stanley Furniture Co., Inc.*	1,505	6
TiVo, Inc.*	9,763	108
Universal Electronics, Inc.*	1,381	39
VOXX International Corp.*	1,063	13

		1,303

Household Products/Wares - 0.5%
ACCO Brands Corp.*	10,998	70
American Greetings Corp., Class A	4,767	87
Blyth, Inc.	2,536	35
Central Garden and Pet Co., Class A*	4,349	30
CSS Industries, Inc.	1,391	35
Helen of Troy Ltd.*	4,346	167
Prestige Brands Holdings, Inc.*	6,449	188
Spectrum Brands Holdings, Inc.	3,400	193
WD-40 Co.	3,811	208

		1,013

Insurance - 3.1%
American Equity Investment Life
Holding Co.	9,241	145
American Safety Insurance Holdings Ltd.*	6,306	183
AMERISAFE, Inc.	3,631	118
Amtrust Financial Services, Inc.	4,931	176
Argo Group International Holdings Ltd.	4,577	194
Atlantic American Corp.	8,001	30
Baldwin & Lyons, Inc., Class B	3,646	88
Citizens, Inc.*	11,848	71
CNO Financial Group, Inc.	27,270	353
Crawford & Co., Class B	16,644	93
Donegal Group, Inc., Class A	1,646	23
Eastern Insurance Holdings, Inc.	1,202	22
eHealth, Inc.*	5,009	114
EMC Insurance Group, Inc.	5,619	148
Employers Holdings, Inc.	6,433	157
Endurance Specialty Holdings Ltd.	5,310	273
FBL Financial Group, Inc., Class A	1,889	82
First Acceptance Corp.*	3,114	5
First American Financial Corp.	11,133	245
GAINSCO, Inc.	714	6
Global Indemnity PLC*	559	13
Greenlight Capital Re Ltd., Class A*	4,200	103
Hallmark Financial Services, Inc.*	940	9
Hanover Insurance Group (The), Inc.	6,655	326
Hilltop Holdings, Inc.*	2,853	47
Horace Mann Educators Corp.	3,912	95
Independence Holding Co.	1,046	12
Infinity Property & Casualty Corp.	2,727	163
Investors Title Co.	2,022	143
Kansas City Life Insurance Co.	1,995	76
Kemper Corp.	5,408	185
Maiden Holdings Ltd.	264	3
Meadowbrook Insurance Group, Inc.	3,683	30
MGIC Investment Corp.*	21,580	131
Montpelier Re Holdings Ltd.	9,501	238
National Interstate Corp.	3,245	95
National Western Life Insurance Co., Class A	563	107
Navigators Group (The), Inc.*	1,400	80
OneBeacon Insurance Group Ltd., Class A	4,195	61

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Insurance - 3.1% continued
Phoenix (The) Cos., Inc.*	353	$15
Platinum Underwriters Holdings Ltd.	5,003	286
Primerica, Inc.	5,874	220
Primus Guaranty Ltd.*	2,024	21
Protective Life Corp.	10,070	387
Radian Group, Inc.	14,359	167
RLI Corp.	3,128	239
Safety Insurance Group, Inc.	2,423	118
Selective Insurance Group, Inc.	5,829	134
StanCorp Financial Group, Inc.	5,314	263
Stewart Information Services Corp.	5,172	135
Symetra Financial Corp.	10,341	165
Tower Group International Ltd.	5,082	104
Unico American Corp.	214	3
United Fire Group, Inc.	5,020	125
Universal Insurance Holdings, Inc.	1,637	12

		6,837

Internet - 2.2%
1-800-Flowers.com, Inc., Class A*	3,508	22
AOL, Inc.*	7,645	279
AsiaInfo-Linkage, Inc.*	8,767	101
Blucora, Inc.*	3,110	58
Blue Nile, Inc.*	3,422	129
BroadSoft, Inc.*	3,678	102
Cogent Communications Group, Inc.	7,712	217
comScore, Inc.*	2,989	73
Crexendo, Inc.	1,588	4
Dealertrack Technologies, Inc.*	7,186	255
eGain Corp.*	10,800	104
ePlus, Inc.	4,070	244
Global Sources Ltd.*	4,222	28
HealthStream, Inc.*	4,689	119
ICG Group, Inc.*	9,076	104
Internap Network Services Corp.*	3,914	32
Ipass, Inc.*	1,989	4
Keynote Systems, Inc.	8,370	165
Lionbridge Technologies, Inc.*	2,708	8
Liquidity Services, Inc.*	4,321	150
ModusLink Global Solutions, Inc.*	7,603	24
Move, Inc.*	2,486	32
Move, Inc. - (Fractional Shares)*	25,000	—
NIC, Inc.	8,321	138
OpenTable, Inc.*	3,046	195
Orbitz Worldwide, Inc.*	3,162	25
Overstock.com, Inc.*	832	23
PC-Tel, Inc.	1,358	12
Perficient, Inc.*	3,136	42
Reis, Inc.*	2,441	45
Saba Software, Inc.*	1,350	13
Safeguard Scientifics, Inc.*	3,008	48
Sapient Corp.*	17,792	232
Shutterfly, Inc.*	3,862	215
Sourcefire, Inc.*	4,990	277
SPS Commerce, Inc.*	1,300	72
Stamps.com, Inc.*	5,028	198
support.com, Inc.*	2,849	13
TeleCommunication Systems, Inc., Class A*	6,107	14
Travelzoo, Inc.*	3,539	97
United Online, Inc.	18,732	142
Unwired Planet, Inc.*	3,125	6
ValueClick, Inc.*	9,921	245
VASCO Data Security International, Inc.*	3,130	26
VirnetX Holding Corp.*	2,704	54
Vocus, Inc.*	7,190	76
Web.com Group, Inc.*	6,502	166
WebMD Health Corp.*	7,400	217
XO Group, Inc.*	700	8
Zix Corp.*	3,388	14

		4,867

Investment Companies - 0.5%
Apollo Investment Corp.	22,090	171
BlackRock Kelso Capital Corp.	10,855	102
Capital Southwest Corp.	797	110
Fifth Street Finance Corp.	14,600	152
Gladstone Investment Corp.	1,218	9
Harris & Harris Group, Inc.*	1,480	4
Hercules Technology Growth Capital, Inc.	2,849	40
KCAP Financial, Inc.	1,628	18
Main Street Capital Corp.	1,791	50
MCG Capital Corp.	4,736	25
Medallion Financial Corp.	936	13
NGP Capital Resources Co.	960	6
PennantPark Investment Corp.	1,202	13
Prospect Capital Corp.	19,959	215
Solar Capital Ltd.	5,704	132
Solar Senior Capital Ltd.	500	9
TICC Capital Corp.	1,480	14

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Investment Companies - 0.5% continued
Triangle Capital Corp.	3,263	$90

		1,173

Iron/Steel - 0.2%
Commercial Metals Co.	15,664	231
Great Northern Iron Ore Properties	277	19
Shiloh Industries, Inc.	1,618	17
Universal Stainless & Alloy Products, Inc.*	2,719	80

		347

Leisure Time - 0.6%
Ambassadors Group, Inc.	832	3
Arctic Cat, Inc.	3,543	160
Bowl America, Inc., Class A	560	7
Brunswick Corp.	12,120	387
Callaway Golf Co.	11,136	73
Interval Leisure Group, Inc.	6,829	136
Johnson Outdoors, Inc., Class A*	3,672	92
Life Time Fitness, Inc.*	5,472	274
Marine Products Corp.	2,710	22
Town Sports International Holdings, Inc.	3,268	35
WMS Industries, Inc.*	7,459	190

		1,379

Lodging - 0.2%
Ameristar Casinos, Inc.	7,059	186
Boyd Gaming Corp.*	1,235	14
Marcus Corp.	2,441	31
Monarch Casino & Resort, Inc.*	942	16
Morgans Hotel Group Co.*	8,091	65
Orient-Express Hotels Ltd., Class A*	6,620	81
Red Lion Hotels Corp.*	1,220	7

		400

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.	3,263	112
Hyster-Yale Materials Handling, Inc.	2,414	151

		263

Machinery - Diversified - 1.7%
Alamo Group, Inc.	1,114	45
Altra Holdings, Inc.	6,661	182
Applied Industrial Technologies, Inc.	6,529	316
Briggs & Stratton Corp.	6,391	127
Chart Industries, Inc.*	4,409	415
ClearSign Combustion Corp.*	9,200	80
Cognex Corp.	5,795	262
Columbus McKinnon Corp.*	1,341	29
DXP Enterprises, Inc.*	3,723	248
Flow International Corp.*	6,211	23
Global Power Equipment Group, Inc.	4,136	67
Gorman-Rupp (The) Co.	4,011	128
Hollysys Automation Technologies Ltd.*	4,102	51
Hurco Cos., Inc.	1,080	31
Intermec, Inc.*	7,038	69
Kadant, Inc.	800	24
Key Technology, Inc.*	4,860	70
Lindsay Corp.	2,580	193
Manitowoc (The) Co., Inc.	17,554	314
Middleby Corp.*	2,700	459
NACCO Industries, Inc., Class A	1,507	86
Tecumseh Products Co., Class A*	1,236	14
Tennant Co.	2,890	140
Twin Disc, Inc.	2,717	64
Zebra Technologies Corp., Class A*	6,800	295

		3,732

Media - 0.7%
Belo Corp., Class A	7,400	103
Courier Corp.	9,638	138
Crown Media Holdings, Inc., Class A*	4,197	10
Daily Journal Corp.*	1,212	137
Entercom Communications Corp., Class A*	6,247	59
Fisher Communications, Inc.	524	21
Journal Communications, Inc., Class A*	4,328	32
LIN TV Corp., Class A*	3,658	56
Martha Stewart Living Omnimedia, Class A*	2,829	7
Meredith Corp.	4,921	235
New York Times (The) Co., Class A*	18,627	206
Nexstar Broadcasting Group, Inc., Class A	1,900	67
Saga Communications, Inc., Class A	996	46
Scholastic Corp.	3,781	111
Sinclair Broadcast Group, Inc., Class A	5,851	172
Value Line, Inc.	2,839	24
World Wrestling Entertainment, Inc., Class A	7,341	76

		1,500

Metal Fabrication/Hardware - 1.0%
A.M. Castle & Co.*	5,410	85
Ampco-Pittsburgh Corp.	1,855	35

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Metal Fabrication/Hardware - 1.0% continued
CIRCOR International, Inc.	2,729	$139
Dynamic Materials Corp.	3,280	54
Eastern (The) Co.	4,034	64
Furmanite Corp.*	9,081	61
Haynes International, Inc.	2,529	121
Kaydon Corp.	3,801	105
Lawson Products, Inc.	2,523	32
LB Foster Co., Class A	4,499	194
Mueller Industries, Inc.	5,551	280
Mueller Water Products, Inc., Class A	18,167	125
Northwest Pipe Co.*	4,321	121
Olympic Steel, Inc.	2,890	71
Omega Flex, Inc.	555	8
RBC Bearings, Inc.*	4,211	219
RTI International Metals, Inc.*	4,941	137
Sun Hydraulics Corp.	3,449	108
Worthington Industries, Inc.	8,824	280

		2,239

Mining - 0.6%
AMCOL International Corp.	2,421	77
Century Aluminum Co.*	4,382	40
Coeur Mining, Inc.*	12,121	161
General Moly, Inc.*	3,101	6
Globe Specialty Metals, Inc.	9,697	105
Gold Resource Corp.	14,355	125
Horsehead Holding Corp.*	8,828	113
Kaiser Aluminum Corp.	2,653	164
Materion Corp.	3,790	103
McEwen Mining, Inc.*	2,407	4
Stillwater Mining Co.*	15,719	169
United States Lime & Minerals, Inc.*	1,780	93
Uranerz Energy Corp.*	9,067	10
Uranium Energy Corp.*	2,051	4
US Silica Holdings, Inc.	2,300	48

		1,222

Miscellaneous Manufacturing - 2.0%
A.O. Smith Corp.	9,762	354
Actuant Corp., Class A	8,708	287
American Railcar Industries, Inc.	3,463	116
AZZ, Inc.	5,418	209
Barnes Group, Inc.	6,233	187
Blount International, Inc.*	5,912	70
Chase Corp.	526	12
CLARCOR, Inc.	6,849	358
EnPro Industries, Inc.*	4,013	204
Federal Signal Corp.*	14,051	123
FreightCar America, Inc.	4,186	71
GP Strategies Corp.*	947	22
Harsco Corp.	10,700	248
Hexcel Corp.*	11,809	402
Hillenbrand, Inc.	9,137	217
John Bean Technologies Corp.	3,900	82
Koppers Holdings, Inc.	2,160	83
LSB Industries, Inc.*	2,977	90
Movado Group, Inc.	3,374	114
Myers Industries, Inc.	3,540	53
NL Industries, Inc.	3,507	40
PMFG, Inc.*	3,288	23
Polypore International, Inc.*	6,194	250
Raven Industries, Inc.	5,734	172
Smith & Wesson Holding Corp.*	1,496	15
Standex International Corp.	3,033	160
Sturm Ruger & Co., Inc.	2,768	133
Synalloy Corp.	100	1
Tredegar Corp.	6,433	165
Trimas Corp.*	6,196	231

		4,492

Office Furnishings - 0.4%
Compx International, Inc.	101	1
Herman Miller, Inc.	5,851	158
HNI Corp.	5,707	206
Interface, Inc.	8,289	141
Knoll, Inc.	7,443	106
Steelcase, Inc., Class A	11,935	174
Virco Manufacturing Corp.*	2,033	5

		791

Oil & Gas - 2.6%
Adams Resources & Energy, Inc.	2,785	192
Alon USA Energy, Inc.	6,086	88
Approach Resources, Inc.*	3,533	87
Berry Petroleum Co., Class A	6,369	270
Bill Barrett Corp.*	3,900	79
Bonanza Creek Energy, Inc.*	1,300	46
Callon Petroleum Co.*	6,642	22
Carrizo Oil & Gas, Inc.*	8,752	248
Clayton Williams Energy, Inc.*	2,283	99

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Oil & Gas - 2.6% continued
Comstock Resources, Inc.	4,848	$76
Contango Oil & Gas Co.	4,480	151
CVR Energy, Inc.	2,990	142
Delek US Holdings, Inc.	3,523	101
Diamondback Energy, Inc.*	2,700	90
Double Eagle Petroleum Co.*	5,687	22
Endeavour International Corp.*	1,100	4
Energy XXI Bermuda Ltd.	11,371	252
EPL Oil & Gas, Inc.*	4,009	118
Evolution Petroleum Corp.*	7,552	82
FX Energy, Inc.*	7,400	24
Goodrich Petroleum Corp.*	3,500	45
Gran Tierra Energy, Inc.*	40,356	243
Gulf Coast Ultra Deep Royalty Trust*	12,974	26
Gulfport Energy Corp.*	7,741	364
Halcon Resources Corp.*	5,036	29
Hercules Offshore, Inc.*	28,683	202
Isramco, Inc.*	1,466	137
Kodiak Oil & Gas Corp.*	37,518	334
Magnum Hunter Resources Corp.*	15,851	58
Northern Oil and Gas, Inc.*	8,697	116
Oasis Petroleum, Inc.*	8,391	326
Panhandle Oil and Gas, Inc., Class A	3,629	103
PDC Energy, Inc.*	3,794	195
PetroQuest Energy, Inc.*	10,570	42
PrimeEnergy Corp.*	4,608	171
Quicksilver Resources, Inc.*	13,147	22
Rex Energy Corp.*	5,904	104
Rosetta Resources, Inc.*	7,809	332
SandRidge Energy, Inc.*	11,772	56
Stone Energy Corp.*	7,258	160
Texas Pacific Land Trust	1,480	125
Triangle Petroleum Corp.*	3,861	27
Vaalco Energy, Inc.*	11,811	68
W&T Offshore, Inc.	6,247	89
Warren Resources, Inc.*	2,978	8
Western Refining, Inc.	8,597	241

		5,816

Oil & Gas Services - 2.0%
Basic Energy Services, Inc.*	10,056	122
Bolt Technology Corp.	6,555	112
C&J Energy Services, Inc.*	5,900	114
CARBO Ceramics, Inc.	1,900	128
Dawson Geophysical Co.*	2,976	110
Dril-Quip, Inc.*	5,432	490
Exterran Holdings, Inc.*	12,681	357
Geospace Technologies Corp.*	2,528	175
Gulf Island Fabrication, Inc.	4,693	90
Helix Energy Solutions Group, Inc.*	13,450	310
Hornbeck Offshore Services, Inc.*	4,326	231
ION Geophysical Corp.*	21,620	130
Key Energy Services, Inc.*	18,606	111
Lufkin Industries, Inc.	4,546	402
Matrix Service Co.*	4,435	69
Mitcham Industries, Inc.*	3,077	52
Natural Gas Services Group, Inc.*	5,187	122
Newpark Resources, Inc.*	14,512	159
Pioneer Energy Services Corp.*	8,707	58
RPC, Inc.	14,401	199
Steel Excel, Inc.*	3,078	89
T.G.C. Industries, Inc.	7,095	58
Targa Resources Corp.	5,035	324
Tesco Corp.*	10,100	134
TETRA Technologies, Inc.*	8,951	92
Willbros Group, Inc.*	10,160	62

		4,300

Packaging & Containers - 0.1%
AEP Industries, Inc.*	2,289	170
Graphic Packaging Holding Co.*	18,860	146

		316

Pharmaceuticals - 3.0%
Acura Pharmaceuticals, Inc.*	24,508	46
Akorn, Inc.*	11,357	154
Alkermes PLC*	8,140	233
Amicus Therapeutics, Inc.*	2,204	5
Anika Therapeutics, Inc.*	5,972	101
Array BioPharma, Inc.*	2,730	12
Auxilium Pharmaceuticals, Inc.*	7,594	126
AVANIR Pharmaceuticals, Inc., Class A*	37,562	173
BioDelivery Sciences International, Inc.*	2,164	9
BioScrip, Inc.*	5,572	92
Biospecifics Technologies Corp.*	2,077	32
Cadence Pharmaceuticals, Inc.*	4,900	33
Clovis Oncology, Inc.*	6,297	422
Cumberland Pharmaceuticals, Inc.*	100	—
Cytori Therapeutics, Inc.*	1,102	2
Depomed, Inc.*	12,930	73

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Pharmaceuticals - 3.0% continued
Derma Sciences, Inc.*	11,900	$159
Durect Corp.*	3,795	4
Dyax Corp.*	2,589	9
Endocyte, Inc.*	6,000	79
Furiex Pharmaceuticals, Inc.*	3,300	112
Heska Corp.	3,729	26
Hi-Tech Pharmacal Co., Inc.	4,151	138
Hyperion Therapeutics, Inc.*	3,800	84
Idenix Pharmaceuticals, Inc.*	2,318	8
Impax Laboratories, Inc.*	8,904	178
Infinity Pharmaceuticals, Inc.*	1,341	22
Isis Pharmaceuticals, Inc.*	14,266	383
Jazz Pharmaceuticals PLC*	4,229	291
Lannett Co., Inc.*	12,064	144
Natural Alternatives International, Inc.*	867	4
Nature’s Sunshine Products, Inc.	7,472	122
Nektar Therapeutics*	8,017	93
Neogen Corp.*	3,199	178
Neurocrine Biosciences, Inc.*	1,918	26
Nutraceutical International Corp.	1,885	38
Omega Protein Corp.*	1,069	10
Opko Health, Inc.*	10,455	74
Optimer Pharmaceuticals, Inc.*	8,542	124
Orexigen Therapeutics, Inc.*	40,037	234
Osiris Therapeutics, Inc.*	2,590	26
Pacira Pharmaceuticals, Inc.*	3,900	113
Pain Therapeutics, Inc.*	4,335	10
Pharmacyclics, Inc.*	7,300	580
PharMerica Corp.*	7,698	107
Pozen, Inc.*	1,341	7
Progenics Pharmaceuticals, Inc.*	1,504	7
Questcor Pharmaceuticals, Inc.	6,899	314
Raptor Pharmaceutical Corp.*	14,700	137
Repros Therapeutics, Inc.*	4,400	81
Sagent Pharmaceuticals, Inc.*	3,245	68
Santarus, Inc.*	7,490	158
Sarepta Therapeutics, Inc.*	2,700	103
Sciclone Pharmaceuticals, Inc.*	2,305	11
Sucampo Pharmaceuticals, Inc., Class A*	11,315	74
Synageva BioPharma Corp.*	621	26
Synta Pharmaceuticals Corp.*	8,813	44
USANA Health Sciences, Inc.*	3,280	237
Vanda Pharmaceuticals, Inc.*	832	7
VCA Antech, Inc.*	6,800	177
ViroPharma, Inc.*	11,592	332

		6,672

Pipelines - 0.2%
Crosstex Energy, Inc.	3,525	70
SemGroup Corp., Class A	5,874	316

		386

Real Estate - 0.3%
Alexander & Baldwin, Inc.*	5,830	232
American Realty Investors, Inc.*	665	3
AV Homes, Inc.*	6,532	116
Consolidated-Tomoka Land Co.	2,187	83
Forestar Group, Inc.*	7,008	141
Kennedy-Wilson Holdings, Inc.	2,162	36
St Joe (The) Co.*	6,713	141
Stratus Properties, Inc.*	214	3
Trinity Place Holdings, Inc.*	1,013	5

		760

Real Estate Investment Trusts - 7.8%
Acadia Realty Trust	6,267	155
AG Mortgage Investment Trust, Inc.	5,100	96
Agree Realty Corp.	5,051	149
Alexander’s, Inc.	563	165
American Assets Trust, Inc.	4,207	130
American Realty Capital Properties, Inc.	3,300	50
AmREIT, Inc.	200	4
Anworth Mortgage Asset Corp.	13,427	75
Apollo Commercial Real Estate Finance, Inc.	6,806	108
Apollo Residential Mortgage, Inc.	2,300	38
Arbor Realty Trust, Inc.	17,064	107
Ares Commercial Real Estate Corp.	4,300	55
ARMOUR Residential REIT, Inc.	46,328	218
Ashford Hospitality Trust, Inc.	17,886	205
Associated Estates Realty Corp.	5,299	85
Brandywine Realty Trust	24,217	327
BRT Realty Trust*	15,541	109
Campus Crest Communities, Inc.	3,600	42
CapLease, Inc.	17,256	146
Capstead Mortgage Corp.	11,855	143
Cedar Realty Trust, Inc.	15,982	83
Chatham Lodging Trust	2,500	43
Chesapeake Lodging Trust	7,702	160
Colonial Properties Trust	15,541	375

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Real Estate Investment Trusts - 7.8% continued
Colony Financial, Inc.	10,040	$200
CommonWealth REIT	10,548	244
Coresite Realty Corp.	2,686	85
Corporate Office Properties Trust	2,900	74
Cousins Properties, Inc.	11,946	121
CubeSmart	21,109	337
CYS Investments, Inc.	16,162	149
DCT Industrial Trust, Inc.	30,583	219
DiamondRock Hospitality Co.	27,358	255
DuPont Fabros Technology, Inc.	9,883	239
Dynex Capital, Inc.	7,584	77
EastGroup Properties, Inc.	4,470	252
Education Realty Trust, Inc.	14,835	152
EPR Properties	7,905	397
Equity One, Inc.	9,963	225
Excel Trust, Inc.	5,617	72
FelCor Lodging Trust, Inc.*	14,915	88
First Industrial Realty Trust, Inc.	12,352	187
First Potomac Realty Trust	10,367	135
Franklin Street Properties Corp.	13,739	181
Geo Group (The), Inc.	11,425	388
Getty Realty Corp.	4,644	96
Gladstone Commercial Corp.	7,681	143
Glimcher Realty Trust	19,020	208
Gramercy Property Trust, Inc.*	2,428	11
Gyrodyne Co. of America, Inc.	944	68
Healthcare Realty Trust, Inc.	13,851	353
Hersha Hospitality Trust	23,566	133
Highwoods Properties, Inc.	9,669	344
Hudson Pacific Properties, Inc.	4,340	92
Inland Real Estate Corp.	12,028	123
Invesco Mortgage Capital, Inc.	18,690	310
Investors Real Estate Trust	12,587	108
iStar Financial, Inc.*	9,644	109
Kite Realty Group Trust	1,919	12
LaSalle Hotel Properties	12,720	314
Lexington Realty Trust	20,233	236
LTC Properties, Inc.	3,405	133
Medical Properties Trust, Inc.	18,460	264
Monmouth Real Estate Investment Corp., Class A	8,132	80
MPG Office Trust, Inc.*	22,239	70
National Health Investors, Inc.	4,470	268
New Residential Investment Corp.	21,647	146
New York Mortgage Trust, Inc.	3,025	21
Newcastle Investment Corp.	21,647	113
NorthStar Realty Finance Corp.	15,722	143
Omega Healthcare Investors, Inc.	15,920	494
One Liberty Properties, Inc.	4,498	99
Parkway Properties, Inc.	8,296	139
Pebblebrook Hotel Trust	6,975	180
Pennsylvania Real Estate Investment Trust	8,798	166
PennyMac Mortgage Investment Trust	8,040	169
PMC Commercial Trust	935	8
Post Properties, Inc.	7,419	367
Potlatch Corp.	5,574	225
PS Business Parks, Inc.	2,322	168
RAIT Financial Trust	20,396	153
Ramco-Gershenson Properties Trust	9,648	150
Redwood Trust, Inc.	10,770	183
Resource Capital Corp.	7,715	47
Retail Opportunity Investments Corp.	10,349	144
RLJ Lodging Trust	16,600	373
Rouse Properties, Inc.	5,200	102
Ryman Hospitality Properties	4,920	192
Sabra Health Care REIT, Inc.	5,027	131
Saul Centers, Inc.	2,402	107
Silver Bay Realty Trust Corp.	1,451	24
Sotherly Hotels, Inc.	643	3
Sovran Self Storage, Inc.	4,475	290
STAG Industrial, Inc.	2,000	40
Starwood Property Trust, Inc.	16,151	400
Strategic Hotels & Resorts, Inc.*	24,367	216
Summit Hotel Properties, Inc.	8,300	78
Sun Communities, Inc.	5,685	283
Sunstone Hotel Investors, Inc.*	18,182	220
Terreno Realty Corp.	4,170	77
Two Harbors Investment Corp.	29,735	305
UMH Properties, Inc.	2,231	23
Universal Health Realty Income Trust	1,367	59
Urstadt Biddle Properties, Inc., Class A	3,660	74
Washington Real Estate Investment Trust	10,276	277
Western Asset Mortgage Capital Corp.	2,700	47
Whitestone REIT	5,064	80
Winthrop Realty Trust	8,989	108

		17,244

Retail - 6.5%
Aeropostale, Inc.*	9,231	127
AFC Enterprises, Inc.*	3,856	139

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Retail - 6.5% continued
ALCO Stores, Inc.*	800	$9
America’s Car-Mart, Inc.*	2,580	112
ANN, Inc.*	1,456	48
Asbury Automotive Group, Inc.*	5,297	212
Big 5 Sporting Goods Corp.	1,909	42
Biglari Holdings, Inc.*	279	115
BJ’s Restaurants, Inc.*	3,144	117
Bob Evans Farms, Inc.	4,409	207
Books-A-Million, Inc.*	2,579	7
Brown Shoe Co., Inc.	7,887	170
Buckle (The), Inc.	3,794	197
Buffalo Wild Wings, Inc.*	2,868	282
Build-A-Bear Workshop, Inc.*	1,894	11
Cabela’s, Inc.*	7,465	483
Carrols Restaurant Group, Inc.*	1,358	9
Casey’s General Stores, Inc.	7,197	433
Cash America International, Inc.	3,809	173
Cato (The) Corp., Class A	3,371	84
CEC Entertainment, Inc.	5,410	222
Cheesecake Factory (The), Inc.	7,601	318
Children’s Place Retail Stores (The), Inc.*	3,794	208
Christopher & Banks Corp.*	2,713	18
Citi Trends, Inc.*	1,202	17
Conn’s, Inc.*	2,704	140
Cracker Barrel Old Country Store, Inc.	3,156	299
Denny’s Corp.*	2,152	12
Destination Maternity Corp.	1,439	35
DineEquity, Inc.	2,741	189
Domino’s Pizza, Inc.	8,662	504
Einstein Noah Restaurant Group, Inc.	9,226	131
Express, Inc.*	12,186	256
Ezcorp, Inc., Class A*	5,874	99
Famous Dave’s Of America, Inc.*	2,317	36
Fiesta Restaurant Group, Inc.*	1,358	47
Finish Line (The), Inc., Class A	6,764	148
First Cash Financial Services, Inc.*	4,053	199
Francesca’s Holdings Corp.*	4,700	131
Fred’s, Inc., Class A	6,159	95
Frisch’s Restaurants, Inc.	3,450	64
Gaiam, Inc., Class A*	800	4
Genesco, Inc.*	3,304	221
Group 1 Automotive, Inc.	3,090	199
Haverty Furniture Cos., Inc.	4,574	105
Hibbett Sports, Inc.*	4,744	263
HSN, Inc.	6,154	331
Jack in the Box, Inc.*	6,928	272
Jos A Bank Clothiers, Inc.*	4,882	202
Kirkland’s, Inc.*	4,290	74
Kona Grill, Inc.*	6,247	73
Krispy Kreme Doughnuts, Inc.*	10,325	180
Lithia Motors, Inc., Class A	3,292	176
Luby’s, Inc.*	1,473	12
Lumber Liquidators Holdings, Inc.*	3,977	310
Mattress Firm Holding Corp.*	2,300	93
Men’s Wearhouse (The), Inc.	6,929	262
Nathan’s Famous, Inc.*	1,700	89
New York & Co., Inc.*	2,296	15
Nu Skin Enterprises, Inc., Class A	6,772	414
Office Depot, Inc.*	31,609	122
OfficeMax, Inc.	16,520	169
Pantry (The), Inc.*	793	10
Papa John’s International, Inc.*	2,459	161
PC Connection, Inc.	4,035	62
PCM, Inc.*	1,094	11
Penske Automotive Group, Inc.	9,345	285
Pep Boys-Manny Moe & Jack (The)*	7,872	91
PetMed Express, Inc.	2,849	36
Pier 1 Imports, Inc.	15,456	363
Pricesmart, Inc.	2,969	260
Red Robin Gourmet Burgers, Inc.*	6,292	347
Regis Corp.	9,345	153
Rite Aid Corp.*	17,921	51
Ruby Tuesday, Inc.*	13,714	127
rue21, Inc.*	2,518	105
Rush Enterprises, Inc., Class A*	5,297	131
Ruth’s Hospitality Group, Inc.	3,239	39
Saks, Inc.*	13,038	178
Shoe Carnival, Inc.	3,909	94
Sonic Automotive, Inc., Class A	7,670	162
Sonic Corp.*	12,087	176
Stage Stores, Inc.	6,624	156
Stein Mart, Inc.	3,270	45
Steinway Musical Instruments, Inc.*	2,701	82
Susser Holdings Corp.*	819	39
Systemax, Inc.	7,179	68
Texas Roadhouse, Inc.	9,746	244
Tile Shop Holdings, Inc.*	4,300	125
Tuesday Morning Corp.*	1,360	14

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Retail - 6.5% continued
Vera Bradley, Inc.*	559	$12
Vitamin Shoppe, Inc.*	3,997	179
Wendy’s (The) Co.	38,000	222
West Marine, Inc.*	936	10
Wet Seal (The), Inc., Class A*	2,589	12
World Fuel Services Corp.	8,537	341
Zale Corp.*	2,567	23
Zumiez, Inc.*	3,872	111

		14,256

Savings & Loans - 1.3%
Astoria Financial Corp.	10,909	118
Bank Mutual Corp.	5,430	31
BankFinancial Corp.	1,890	16
Beneficial Mutual Bancorp, Inc.*	9,347	78
Berkshire Hills Bancorp, Inc.	9,229	256
BofI Holding, Inc.*	2,000	92
Brookline Bancorp, Inc.	5,840	51
Cape Bancorp, Inc.	1,086	10
Cheviot Financial Corp.	692	8
Chicopee Bancorp, Inc.	832	14
Clifton Savings Bancorp, Inc.	2,869	34
Dime Community Bancshares, Inc.	2,844	44
ESB Financial Corp.	751	9
ESSA Bancorp, Inc.	832	9
First Clover Leaf Financial Corp.	267	2
First Defiance Financial Corp.	1,592	36
First Financial Holdings, Inc.	5,028	107
First Financial Northwest, Inc.	940	10
First Pactrust Bancorp, Inc.	932	13
Flushing Financial Corp.	1,760	29
Fox Chase Bancorp, Inc.	5,993	102
Heritage Financial Group, Inc.	3,800	56
HF Financial Corp.	665	9
Hingham Institution for Savings	64	4
Home Federal Bancorp, Inc.	3,409	43
Investors Bancorp, Inc.	3,239	68
Kearny Financial Corp.*	8,796	92
Kentucky First Federal Bancorp	862	7
Lake Shore Bancorp, Inc.	267	3
Meridian Interstate Bancorp, Inc.*	698	13
Meta Financial Group, Inc.	1,650	43
MutualFirst Financial, Inc.	546	8
NASB Financial, Inc.*	4,779	125
Newport Bancorp, Inc.*	149	3
Northeast Community Bancorp, Inc.	1,021	6
Northfield Bancorp, Inc.	8,192	96
Northwest Bancshares, Inc.	9,904	134
OceanFirst Financial Corp.	5,309	83
Oritani Financial Corp.	9,192	144
Provident Financial Services, Inc.	9,044	143
Provident New York Bancorp	3,790	35
Prudential Bancorp, Inc. of Pennsylvania*	1,290	13
Pulaski Financial Corp.	797	8
Rockville Financial, Inc.	1,234	16
Roma Financial Corp.	5,711	104
Severn Bancorp, Inc.*	1,582	7
SI Financial Group, Inc.	983	11
Simplicity Bancorp, Inc.	685	10
Teche Holding Co.	142	6
TF Financial Corp.	299	7
United Financial Bancorp, Inc.	3,912	59
Washington Federal, Inc.	9,977	188
Waterstone Financial, Inc.*	3,370	34
Westfield Financial, Inc.	2,304	16
WSFS Financial Corp.	2,856	150

		2,813

Semiconductors - 2.8%
Amkor Technology, Inc.*	15,175	64
ANADIGICS, Inc.*	4,619	10
ATMI, Inc.*	6,154	146
Brooks Automation, Inc.	9,861	96
BTU International, Inc.*	3,981	10
Cabot Microelectronics Corp.*	3,136	104
Cascade Microtech, Inc.*	559	4
Cavium, Inc.*	4,102	145
Ceva, Inc.*	2,780	54
Cirrus Logic, Inc.*	11,129	193
Cohu, Inc.	5,331	67
Diodes, Inc.*	5,428	141
DSP Group, Inc.*	2,563	21
Emulex Corp.*	11,817	77
Entegris, Inc.*	22,343	210
Exar Corp.*	11,394	123
Fairchild Semiconductor International, Inc.*	13,427	185
First Solar, Inc.*	8,700	389
Hittite Microwave Corp.*	4,386	254
Integrated Device Technology, Inc.*	16,818	134

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Semiconductors - 2.8% continued
International Rectifier Corp.*	8,052	$169
Intersil Corp., Class A	23,308	182
IXYS Corp.	9,859	109
Kopin Corp.*	6,783	25
Kulicke & Soffa Industries, Inc.*	11,774	130
Lattice Semiconductor Corp.*	15,851	80
LTX-Credence Corp.*	15,291	92
Magnachip Semiconductor Corp.*	4,500	82
Micrel, Inc.	10,178	101
Microsemi Corp.*	11,929	271
MKS Instruments, Inc.	7,739	205
Monolithic Power Systems, Inc.	4,478	108
Nanometrics, Inc.*	3,000	44
OmniVision Technologies, Inc.*	1,100	21
Pericom Semiconductor Corp.*	2,160	15
Photronics, Inc.*	4,555	37
PLX Technology, Inc.*	1,236	6
PMC - Sierra, Inc.*	29,464	187
Power Integrations, Inc.	4,348	176
QLogic Corp.*	11,655	111
Rambus, Inc.*	7,272	62
Rovi Corp.*	8,100	185
Rudolph Technologies, Inc.*	2,444	27
Semtech Corp.*	7,576	265
Silicon Image, Inc.*	2,844	17
Silicon Laboratories, Inc.*	5,594	232
SunEdison, Inc.*	18,200	149
Supertex, Inc.	4,316	103
Tessera Technologies, Inc.	7,032	146
TriQuint Semiconductor, Inc.*	13,700	95
Ultratech, Inc.*	4,324	159
Veeco Instruments, Inc.*	4,728	167
Volterra Semiconductor Corp.*	3,525	50

		6,235

Software - 3.7%
Accelrys, Inc.*	3,370	28
ACI Worldwide, Inc.*	5,271	245
Actuate Corp.*	1,351	9
Acxiom Corp.*	7,751	176
Advent Software, Inc.*	6,251	219
American Software, Inc., Class A	15,036	131
Aspen Technology, Inc.*	11,371	327
athenahealth, Inc.*	4,625	392
Audience, Inc.*	5,400	71
Blackbaud, Inc.	5,308	173
Bottomline Technologies de, Inc.*	5,314	134
Callidus Software, Inc.*	2,038	13
CommVault Systems, Inc.*	5,698	432
Computer Programs & Systems, Inc.	3,783	186
Cornerstone OnDemand, Inc.*	3,900	169
CSG Systems International, Inc.*	5,544	120
Datawatch Corp.*	5,600	101
Digi International, Inc.*	5,395	51
Digital River, Inc.*	9,348	175
Ebix, Inc.	6,765	63
Envestnet, Inc.*	2,300	57
EPAM Systems, Inc.*	3,700	101
EPIQ Systems, Inc.	2,182	29
Exa Corp.*	1,335	14
Fair Isaac Corp.	5,712	262
FalconStor Software, Inc.*	1,628	2
Geeknet, Inc.*	8,223	114
GSE Systems, Inc.*	1,480	2
Guidance Software, Inc.*	100	1
inContact, Inc.*	7,858	65
InnerWorkings, Inc.*	1,228	13
Innodata, Inc.*	1,900	6
Interactive Intelligence Group, Inc.*	2,982	154
Mantech International Corp., Class A	3,794	99
Market Leader, Inc.*	3,371	36
MedAssets, Inc.*	10,908	194
Medidata Solutions, Inc.*	3,263	253
MicroStrategy, Inc., Class A*	1,202	105
Official Payments Holdings, Inc.*	1,064	7
Omnicell, Inc.*	5,763	118
PDF Solutions, Inc.*	1,700	31
Pegasystems, Inc.	3,378	112
Progress Software Corp.*	9,090	209
PROS Holdings, Inc.*	4,714	141
PTC, Inc.*	14,639	359
QAD, Inc., Class B	942	10
QLIK Technologies, Inc.*	11,213	317
Quality Systems, Inc.	5,133	96
RealPage, Inc.*	8,951	164
Rosetta Stone, Inc.*	5,800	86
Schawk, Inc.	5,418	71
SciQuest, Inc.*	2,100	53
Seachange International, Inc.*	1,480	17

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Software - 3.7% continued
SS&C Technologies Holdings, Inc.*	2,704	$89
Synchronoss Technologies, Inc.*	5,274	163
SYNNEX Corp.*	3,655	155
Take-Two Interactive Software, Inc.*	12,845	192
Tyler Technologies, Inc.*	5,681	389
Ultimate Software Group, Inc.*	3,543	416
Verint Systems, Inc.*	4,923	175
Wayside Technology Group, Inc.	1,745	20

		8,112

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	5,358	178

Telecommunications - 2.7%
8x8, Inc.*	14,915	123
ADTRAN, Inc.	9,600	236
Alteva	298	3
Anaren, Inc.*	5,105	117
ARRIS Group, Inc.*	13,972	201
Aruba Networks, Inc.*	16,133	248
Atlantic Tele-Network, Inc.	1,401	70
Aviat Networks, Inc.*	29,949	78
Aware, Inc.	738	4
Black Box Corp.	4,321	109
Cbeyond, Inc.*	2,868	23
Ciena Corp.*	13,543	263
Cincinnati Bell, Inc.*	30,363	93
Communications Systems, Inc.	3,131	30
Comtech Telecommunications Corp.	3,393	91
Comverse, Inc.*	2,284	68
Consolidated Communications Holdings, Inc.	5,275	92
DigitalGlobe, Inc.*	8,772	272
EarthLink, Inc.	18,165	113
Extreme Networks, Inc.*	5,948	21
Finisar Corp.*	12,410	210
General Communication, Inc., Class A*	4,985	39
Globecomm Systems, Inc.*	1,625	21
Harmonic, Inc.*	11,935	76
HickoryTech Corp.	5,491	58
IDT Corp., Class B*	2,051	38
Infinera Corp.*	10,349	110
InterDigital, Inc.	5,713	255
Ixia*	9,234	170
KVH Industries, Inc.*	6,694	89
LogMeIn, Inc.*	4,735	116
Loral Space & Communications, Inc.	2,232	134
Lumos Networks Corp.	1,287	22
Meru Networks, Inc.*	4,475	18
NETGEAR, Inc.*	5,144	157
NeuStar, Inc., Class A*	7,127	347
NII Holdings, Inc.*	11,400	76
NTELOS Holdings Corp.	2,499	41
Numerex Corp., Class A*	2,038	23
Oplink Communications, Inc.*	7,432	129
Plantronics, Inc.	6,291	276
Preformed Line Products Co.	798	53
Premiere Global Services, Inc.*	14,619	176
Procera Networks, Inc.*	4,100	56
RF Micro Devices, Inc.*	33,513	179
RigNet, Inc.*	3,672	94
Shenandoah Telecommunications Co.	1,904	32
Sonus Networks, Inc.*	18,555	56
Symmetricom, Inc.*	15,138	68
Tessco Technologies, Inc.	1,474	39
USA Mobility, Inc.	3,917	53
UTStarcom Holdings Corp.*	1,984	5
ViaSat, Inc.*	5,180	370

		5,841

Textiles - 0.2%
G&K Services, Inc., Class A	3,647	174
Hallwood Group (The), Inc.*	100	1
UniFirst Corp.	2,721	248

		423

Toys, Games & Hobbies - 0.0%
JAKKS Pacific, Inc.	3,130	35
LeapFrog Enterprises, Inc.*	4,055	40

		75

Transportation - 1.7%
Air Transport Services Group, Inc.*	3,510	23
Atlas Air Worldwide Holdings, Inc.*	3,529	154
Bristow Group, Inc.	4,967	325
CAI International, Inc.*	2,851	67
Celadon Group, Inc.	797	15
Con-way, Inc.	7,377	287
Covenant Transportation Group, Inc., Class A*	1,878	12
Forward Air Corp.	4,733	181
Frozen Food Express Industries*	7,846	13

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Transportation - 1.7% continued
Genesee & Wyoming, Inc., Class A*	4,600	$390
Golar LNG Ltd.	4,626	148
Gulfmark Offshore, Inc., Class A	3,671	166
Heartland Express, Inc.	9,621	133
Horizon Lines, Inc., Class A*	80	—
International Shipholding Corp.	419	10
Knight Transportation, Inc.	8,660	146
Marten Transport Ltd.	6,876	108
Matson, Inc.	5,830	146
Old Dominion Freight Line, Inc.*	9,159	381
P.A.M. Transportation Services, Inc.	7,200	73
Pacer International, Inc.*	2,437	15
Patriot Transportation Holding, Inc.*	1,579	47
PHI, Inc. (Non Voting)*	4,070	140
Providence and Worcester Railroad Co.	7,407	114
Saia, Inc.*	3,447	103
Ship Finance International Ltd.	7,032	104
Ultrapetrol Bahamas Ltd.*	1,646	5
Universal Truckload Services, Inc.*	4,513	109
USA Truck, Inc.*	688	4
UTi Worldwide, Inc.	13,800	227
Werner Enterprises, Inc.	6,664	161

		3,807

Trucking & Leasing - 0.4%
AMERCO	1,326	215
GATX Corp.	6,873	326
Greenbrier Cos., Inc.*	1,084	26
TAL International Group, Inc.*	3,409	149
Textainer Group Holdings Ltd.	2,847	109
Willis Lease Finance Corp.*	808	11

		836

Water - 0.3%
American States Water Co.	2,900	156
Artesian Resources Corp., Class A	3,034	68
California Water Service Group	5,948	116
Connecticut Water Service, Inc.	3,000	86
Consolidated Water Co. Ltd.	4,764	54
Middlesex Water Co.	4,686	93
SJW Corp.	3,098	81
York Water Co.	3,816	73

		727

Total Common Stocks (Cost $165,132)		211,619

MASTER LIMITED PARTNERSHIPS - 0.2%
Holding Companies - Diversified - 0.0%
Compass Diversified Holdings	4,820	85

Oil & Gas - 0.1%
Vanguard Natural Resources LLC	7,056	197

Pipelines - 0.1%
Niska Gas Storage Partners LLC, Class U	8,112	121

Total Master Limited Partnerships (Cost $416)		403

PREFERRED STOCKS - 0.0%
Electric - 0.0%
Genie Energy Ltd.*	1,025	8

Total Preferred Stocks (Cost $11)		8

RIGHTS - 0.0%
Healthcare - Products - 0.0%
American Medical Alert Corp.*	13,109	—
Wright Medical Group, Inc. (Contingent Value Rights)*	5,624	15

		15

Home Builders - 0.0%
AMREP Corp.*	6,493	4

Pharmaceuticals - 0.0%
Forest Laboratories, Inc. (Contingent Value Rights)*	3,326	—

Total Rights (Cost $20)		19

OTHER - 0.0%(1)
Escrow Adolor Corp.	1,241	—
Escrow Mission West Properties, Inc.	1,085	—

Total Other (Cost $ — )		—

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Magnum Hunter Resources Corp., Exp. 10/14/13, Strike $10.50*	1,700	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	6,728,432	$6,728

Total Investment Companies (Cost $6,728)		6,728

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.08%, 10/17/13(4)	$580	$580

Total Short-Term Investments (Cost $580)		580

Total Investments - 99.7% (Cost $172,887)		219,357

Other Assets less Liabilities - 0.3%		749

NET ASSETS - 100.0%		$220,106

(1)	Security listed as “escrow” is considered to be worthless.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $10,147,000 with net sales of approximately $3,419,000 during the three months ended June 30, 2013.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini	74	$7,213	Long	9/13	$2

At June 30, 2013, the industry sectors for the Small Cap Core Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	14.4%
Consumer Staples	4.1
Energy	6.0
Financials	22.5
Health Care	13.4
Industrials	14.9
Information Technology	16.4
Materials	4.7
Telecommunication Services	0.6
Utilities	3.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Core Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Banks	$13,226		$2	$—	$13,228
Insurance	6,832		5	—	6,837
Leisure Time	1,372		7	—	1,379
Real Estate	755		5	—	760
All Other Industries	189,415	(1)	—	—	189,415
Master Limited Partnerships
Oil&Gas	—		197	—	197
All Other Industries	206	(1)	—	—	206
Preferred Stocks	8		—	—	8
Rights
Healthcare-Products	15		—	—	15
Home Builders	—		4	—	4
Warrants	—	*	—	—	—	*
Investment Companies	6,728		—	—	6,728
Short-Term Investments	—		580	—	580

Total Investments	$218,557		$800	$—	$219,357

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2		$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, the Fund had transfers from Level 1 to Level 2 and transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000S)	Reason
Common Stocks
Leisure Time	$7	Valuations at bid price
Real Estate	5	Valuations at bid price
Master Limited Partnerships
Oil&Gas	197	Valuations at bid price

Total	$209

Transfers from Level 2 to Level 1
Industry	Value (000S)	Reason
Common Stocks
Banks	$5	Valuations at official close price
Food	41	Valuations at official close price
Internet	4	Valuations at official close price

Total	$50

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$172,939

Gross tax appreciation of investments	$55,024
Gross tax depreciation of investments	(8,606)

Net tax appreciation of investments	$46,418

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%
Advertising - 0.1%
Harte-Hanks, Inc.	261,760	$2,251

Aerospace/Defense - 2.0%
AAR Corp.	253,342	5,568
Cubic Corp.	59,222	2,849
Curtiss-Wright Corp.	189,876	7,037
Ducommun, Inc.*	14,659	312
Esterline Technologies Corp.*	112,346	8,121
Kaman Corp.	29,174	1,008
Moog, Inc., Class A*	255,673	13,175
Orbital Sciences Corp.*	77,473	1,346
Triumph Group, Inc.	70,491	5,579

		44,995

Agriculture - 0.6%
Andersons (The), Inc.	80,601	4,287
Universal Corp.	138,079	7,988

		12,275

Airlines - 0.4%
JetBlue Airways Corp.*	1,385,819	8,731

Apparel - 1.2%
Columbia Sportswear Co.	137,398	8,608
Iconix Brand Group, Inc.*	363,371	10,687
Jones Group (The), Inc.	244,200	3,358
Perry Ellis International, Inc.	66,926	1,359
Steven Madden Ltd.*	38,201	1,848
Unifi, Inc.*	59,794	1,236

		27,096

Auto Parts & Equipment - 1.1%
Cooper Tire & Rubber Co.	193,378	6,414
Dana Holding Corp.	503,655	9,700
Miller Industries, Inc.	88,596	1,363
Standard Motor Products, Inc.	102,610	3,524
Superior Industries International, Inc.	161,072	2,772

		23,773

Banks - 12.1%
Bancfirst Corp.	32,456	1,511
Banco Latinoamericano de Comercio Exterior S.A., Class E	9,600	215
BancorpSouth, Inc.	281,868	4,989
Bank of the Ozarks, Inc.	60,083	2,603
BBCN Bancorp, Inc.	278,531	3,961
Capital City Bank Group, Inc.*	42,975	495
Cardinal Financial Corp.	136,144	1,993
Cathay General Bancorp	280,506	5,708
Chemical Financial Corp.	243,518	6,329
City Holding Co.	91,790	3,575
Columbia Banking System, Inc.	86,511	2,060
Community Bank System, Inc.	279,357	8,618
Community Trust Bancorp, Inc.	116,742	4,158
CVB Financial Corp.	399,234	4,695
East West Bancorp, Inc.	169,447	4,660
Financial Institutions, Inc.	32,362	596
First Financial Bancorp	297,559	4,434
First Financial Corp.	94,086	2,916
First Merchants Corp.	145,610	2,497
First Midwest Bancorp, Inc.	371,586	5,098
FirstMerit Corp.	145,048	2,905
FNB Corp.	783,788	9,468
Fulton Financial Corp.	210,922	2,421
Glacier Bancorp, Inc.	93,760	2,081
Hancock Holding Co.	115,469	3,472
Hanmi Financial Corp.*	52,327	925
Heartland Financial USA, Inc.	89,070	2,449
Home BancShares, Inc.	218,754	5,681
Iberiabank Corp.	83,490	4,476
Independent Bank Corp.	142,693	4,923
International Bancshares Corp.	451,286	10,190
Lakeland Bancorp, Inc.	232,399	2,424
Lakeland Financial Corp.	72,598	2,015
MainSource Financial Group, Inc.	44,761	601
MB Financial, Inc.	12,713	341
National Bankshares, Inc.	26,969	958
National Penn Bancshares, Inc.	444,153	4,513
NBT Bancorp, Inc.	181,351	3,839
Park National Corp.	55,411	3,812
Peoples Bancorp, Inc.	28,245	595
Pinnacle Financial Partners, Inc.*	139,893	3,597
PrivateBancorp, Inc.	268,986	5,705
Prosperity Bancshares, Inc.	255,321	13,223
Renasant Corp.	205,113	4,992
S&T Bancorp, Inc.	161,291	3,161
Sandy Spring Bancorp, Inc.	82,396	1,781
SCBT Financial Corp.	89,775	4,524
Sierra Bancorp	125,172	1,853
StellarOne Corp.	159,949	3,143
Sterling Bancorp	114,391	1,329
Susquehanna Bancshares, Inc.	1,020,161	13,109

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Banks - 12.1% continued
SVB Financial Group*	107,127	$8,926
Texas Capital Bancshares, Inc.*	109,046	4,837
Trico Bancshares	119,386	2,546
Trustmark Corp.	373,176	9,173
UMB Financial Corp.	189,096	10,527
Umpqua Holdings Corp.	347,825	5,221
Union First Market Bankshares Corp.	135,398	2,788
United Bankshares, Inc.	254,130	6,722
Washington Banking Co.	50,045	711
Washington Trust Bancorp, Inc.	130,232	3,714
Webster Financial Corp.	313,324	8,046
WesBanco, Inc.	102,132	2,699
Wilshire Bancorp, Inc.	286,001	1,893
Wintrust Financial Corp.	148,551	5,687

		269,107

Biotechnology - 0.1%
PDL BioPharma, Inc.	308,726	2,383

Building Materials - 1.9%
Apogee Enterprises, Inc.	211,835	5,084
Comfort Systems USA, Inc.	260,219	3,882
Drew Industries, Inc.	183,975	7,234
Gibraltar Industries, Inc.*	299,833	4,366
Griffon Corp.	290,465	3,268
Louisiana-Pacific Corp.*	121,372	1,795
Quanex Building Products Corp.	215,664	3,632
Simpson Manufacturing Co., Inc.	175,630	5,167
Texas Industries, Inc.*	50,614	3,297
Universal Forest Products, Inc.	137,475	5,488

		43,213

Chemicals - 2.4%
A. Schulman, Inc.	154,174	4,135
Aceto Corp.	280,907	3,913
Cabot Corp.	129,478	4,845
Cytec Industries, Inc.	24,650	1,806
H.B. Fuller Co.	163,847	6,195
Innophos Holdings, Inc.	62,353	2,941
Minerals Technologies, Inc.	161,380	6,671
Olin Corp.	323,920	7,748
OM Group, Inc.*	239,031	7,391
Sensient Technologies Corp.	171,571	6,944

		52,589

Coal - 0.2%
Arch Coal, Inc.	24,189	91
Cloud Peak Energy, Inc.*	276,262	4,553

		4,644

Commercial Services - 3.9%
ABM Industries, Inc.	219,869	5,389
Arbitron, Inc.	13,728	638
Barrett Business Services, Inc.	30,602	1,598
Brink’s (The) Co.	23,691	604
CDI Corp.	145,994	2,067
Convergys Corp.	484,294	8,441
Corporate Executive Board (The) Co.	16,863	1,066
Electro Rent Corp.	160,517	2,695
Ennis, Inc.	233,488	4,037
Euronet Worldwide, Inc.*	189,817	6,048
Great Lakes Dredge & Dock Corp.	187,715	1,468
Kforce, Inc.	100,569	1,468
Korn/Ferry International*	226,229	4,240
MAXIMUS, Inc.	65,128	4,851
Multi-Color Corp.	92,460	2,805
PHH Corp.*	487,559	9,936
Rent-A-Center, Inc.	342,858	12,874
Stewart Enterprises, Inc., Class A	805,799	10,548
Viad Corp.	205,370	5,036
VistaPrint N.V.*	31,435	1,552

		87,361

Computers - 1.5%
Brocade Communications Systems, Inc.*	728,310	4,195
CACI International, Inc., Class A*	130,307	8,273
Cray, Inc.*	22,163	435
Electronics for Imaging, Inc.*	264,672	7,488
Insight Enterprises, Inc.*	390,572	6,929
Mentor Graphics Corp.	268,655	5,252
Sykes Enterprises, Inc.*	9,871	156

		32,728

Cosmetics/Personal Care - 0.3%
Elizabeth Arden, Inc.*	69,693	3,141
Inter Parfums, Inc.	95,451	2,722

		5,863

Distribution/Wholesale - 0.6%
Core-Mark Holding Co., Inc.	78,913	5,011
Owens & Minor, Inc.	69,797	2,361
United Stationers, Inc.	145,167	4,871

		12,243

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Diversified Financial Services - 2.1%
Aircastle Ltd.	220,544	$3,527
Arlington Asset Investment Corp., Class A	21,093	564
Calamos Asset Management, Inc., Class A	92,504	971
Coinstar, Inc.*	17,834	1,046
Encore Capital Group, Inc.*	139,536	4,620
GFI Group, Inc.	167,151	654
Janus Capital Group, Inc.	263,830	2,245
National Financial Partners Corp.*	210,322	5,323
Nelnet, Inc., Class A	209,245	7,552
NewStar Financial, Inc.*	119,106	1,586
Ocwen Financial Corp.*	173,139	7,137
Oppenheimer Holdings, Inc., Class A	42,273	805
Stifel Financial Corp.*	147,494	5,261
World Acceptance Corp.*	55,324	4,810

		46,101

Electric - 4.4%
ALLETE, Inc.	173,084	8,628
Avista Corp.	297,304	8,033
Black Hills Corp.	153,929	7,504
Cleco Corp.	225,789	10,483
El Paso Electric Co.	269,227	9,506
Empire District Electric (The) Co.	153,569	3,426
IDACORP, Inc.	265,734	12,692
NorthWestern Corp.	160,097	6,388
Otter Tail Corp.	174,049	4,943
PNM Resources, Inc.	355,744	7,894
Portland General Electric Co.	295,088	9,027
UNS Energy Corp.	210,298	9,407

		97,931

Electrical Components & Equipment - 0.8%
Advanced Energy Industries, Inc.*	80,636	1,404
Encore Wire Corp.	31,259	1,066
EnerSys, Inc.	82,853	4,063
Littelfuse, Inc.	86,010	6,417
Power-One, Inc.*	676,069	4,273

		17,223

Electronics - 3.1%
Benchmark Electronics, Inc.*	285,706	5,743
Brady Corp., Class A	286,061	8,791
Coherent, Inc.	123,016	6,775
CTS Corp.	324,378	4,425
FEI Co.	87,155	6,361
Newport Corp.*	152,658	2,127
Park Electrochemical Corp.	100,864	2,422
Plexus Corp.*	144,939	4,332
Rofin-Sinar Technologies, Inc.*	193,679	4,830
Rogers Corp.*	108,522	5,135
Sanmina Corp.*	464,062	6,659
Watts Water Technologies, Inc., Class A	195,333	8,856
Woodward, Inc.	34,779	1,391

		67,847

Energy - Alternate Sources - 0.1%
REX American Resources Corp.*	68,555	1,972

Engineering & Construction - 1.2%
Aegion Corp.*	48,496	1,091
Dycom Industries, Inc.*	286,338	6,626
EMCOR Group, Inc.	322,024	13,090
Granite Construction, Inc.	191,722	5,706

		26,513

Entertainment - 0.7%
Churchill Downs, Inc.	129,784	10,233
International Speedway Corp., Class A	57,989	1,825
Vail Resorts, Inc.	40,766	2,508

		14,566

Environmental Control - 0.3%
Darling International, Inc.*	296,902	5,540
Mine Safety Appliances Co.	18,482	861

		6,401

Food - 0.6%
Dole Food Co., Inc.*	124,951	1,593
Fresh Del Monte Produce, Inc.	268,630	7,489
Harris Teeter Supermarkets, Inc.	23,308	1,092
Sanderson Farms, Inc.	23,930	1,590
Seneca Foods Corp., Class A*	49,609	1,522

		13,286

Forest Products & Paper - 1.3%
Boise, Inc.	567,397	4,845
Buckeye Technologies, Inc.	38,768	1,436
Domtar Corp.	62,366	4,147
KapStone Paper and Packaging Corp.	138,193	5,553
Mercer International, Inc.*	314,403	2,050
Neenah Paper, Inc.	17,670	561
PH Glatfelter Co.	401,502	10,078
Schweitzer-Mauduit International, Inc.	16,332	815

		29,485

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Gas - 1.0%
AGL Resources, Inc.	59,397	$2,546
Laclede Group (The), Inc.	98,362	4,491
South Jersey Industries, Inc.	59,000	3,387
Southwest Gas Corp.	235,405	11,015
WGL Holdings, Inc.	13,819	597

		22,036

Healthcare - Products - 1.1%
AngioDynamics, Inc.*	160,145	1,806
Cantel Medical Corp.	81,284	2,753
CONMED Corp.	268,590	8,391
CryoLife, Inc.	247,700	1,551
Greatbatch, Inc.*	185,579	6,085
Hanger, Inc.*	102,064	3,228

		23,814

Healthcare - Services - 2.4%
Amedisys, Inc.*	123,119	1,431
Amsurg Corp.*	143,108	5,023
Capital Senior Living Corp.*	97,352	2,327
Centene Corp.*	92,421	4,849
Community Health Systems, Inc.	124,041	5,815
Five Star Quality Care, Inc.*	460,745	2,585
LifePoint Hospitals, Inc.*	141,421	6,907
Magellan Health Services, Inc.*	86,899	4,873
Medcath Corp.†	106,845	—
Molina Healthcare, Inc.*	254,403	9,459
RadNet, Inc.*	148,762	394
Triple-S Management Corp., Class B*	179,141	3,846
Universal American Corp.	300,137	2,668
WellCare Health Plans, Inc.*	53,166	2,953

		53,130

Home Builders - 0.8%
Beazer Homes USA, Inc.*	71,711	1,256
Hovnanian Enterprises, Inc., Class A*	230,135	1,291
KB Home	145,766	2,861
MDC Holdings, Inc.	54,298	1,765
Meritage Homes Corp.*	107,684	4,669
Ryland Group (The), Inc.	37,322	1,497
Standard Pacific Corp.*	501,257	4,176

		17,515

Home Furnishings - 0.5%
Ethan Allen Interiors, Inc.	111,658	3,216
Hooker Furniture Corp.	86,433	1,405
La-Z-Boy, Inc.	186,624	3,783
VOXX International Corp.*	179,641	2,204

		10,608

Household Products/Wares - 1.2%
American Greetings Corp., Class A	316,022	5,758
Avery Dennison Corp.	52,249	2,234
CSS Industries, Inc.	75,167	1,874
Helen of Troy Ltd.*	157,630	6,048
Prestige Brands Holdings, Inc.*	331,789	9,669

		25,583

Insurance - 5.3%
American Equity Investment Life Holding Co.	349,455	5,486
AMERISAFE, Inc.	69,700	2,258
Argo Group International Holdings Ltd.	27,443	1,163
Assured Guaranty Ltd.	244,177	5,387
CNO Financial Group, Inc.	1,032,911	13,387
EMC Insurance Group, Inc.	55,730	1,463
Employers Holdings, Inc.	169,765	4,151
Endurance Specialty Holdings Ltd.	47,087	2,423
FBL Financial Group, Inc., Class A	211,246	9,191
First American Financial Corp.	289,792	6,387
Horace Mann Educators Corp.	281,259	6,857
Infinity Property & Casualty Corp.	3,400	203
Kemper Corp.	48,834	1,673
Markel Corp.*	7,898	4,162
MGIC Investment Corp.*	429,476	2,607
Montpelier Re Holdings Ltd.	200,296	5,009
Navigators Group (The), Inc.*	113,033	6,447
Platinum Underwriters Holdings Ltd.	105,400	6,031
Primerica, Inc.	135,819	5,085
Radian Group, Inc.	202,910	2,358
RLI Corp.	61,551	4,703
Safety Insurance Group, Inc.	25,699	1,247
Selective Insurance Group, Inc.	79,080	1,820
StanCorp Financial Group, Inc.	123,689	6,111
Symetra Financial Corp.	356,265	5,697
United Fire Group, Inc.	99,245	2,464
Validus Holdings Ltd.	127,484	4,605

		118,375

Internet - 0.9%
AsiaInfo-Linkage, Inc.*	15,708	181
Blucora, Inc.*	307,843	5,707
Dealertrack Technologies, Inc.*	36,372	1,289

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Internet - 0.9% continued
PC-Tel, Inc.	123,360	$1,046
Sapient Corp.*	70,555	922
United Online, Inc.	582,081	4,412
WebMD Health Corp.*	193,543	5,684

		19,241

Investment Companies - 1.0%
Apollo Investment Corp.	775,080	5,999
Ares Capital Corp.	117,199	2,016
BlackRock Kelso Capital Corp.	231,189	2,164
Gladstone Capital Corp.	53,830	440
Hercules Technology Growth Capital, Inc.	335,223	4,673
Main Street Capital Corp.	31,374	868
MVC Capital, Inc.	158,379	1,994
Prospect Capital Corp.	465,646	5,029

		23,183

Leisure Time - 0.2%
WMS Industries, Inc.*	173,198	4,418

Lodging - 0.1%
Marcus Corp.	235,031	2,990

Machinery - Construction & Mining - 0.3%
Hyster-Yale Materials Handling, Inc.	89,690	5,632

Machinery - Diversified - 0.8%
Briggs & Stratton Corp.	407,955	8,077
Cognex Corp.	109,867	4,968
Intevac, Inc.*	181,399	1,027
Kadant, Inc.	29,231	882
NACCO Industries, Inc., Class A	45,072	2,582

		17,536

Media - 1.0%
Digital Generation, Inc.*	45,671	337
Entercom Communications Corp., Class A*	269,841	2,547
Gannett Co., Inc.	131,448	3,215
Journal Communications, Inc., Class A*	510,624	3,824
Meredith Corp.	125,469	5,985
Scholastic Corp.	238,498	6,986

		22,894

Metal Fabrication/Hardware - 1.1%
A.M. Castle & Co.*	118,025	1,860
Mueller Industries, Inc.	181,996	9,178
Olympic Steel, Inc.	66,911	1,639
Worthington Industries, Inc.	345,123	10,944

		23,621

Mining - 0.6%
Coeur Mining, Inc.*	334,952	4,455
Hecla Mining Co.	624,354	1,860
Kaiser Aluminum Corp.	43,943	2,722
Materion Corp.	179,030	4,850
Stillwater Mining Co.*	49,502	532

		14,419

Miscellaneous Manufacturing - 1.2%
A.O. Smith Corp.	75,220	2,729
Actuant Corp., Class A	14,964	493
Barnes Group, Inc.	278,907	8,364
EnPro Industries, Inc.*	37,679	1,913
Myers Industries, Inc.	308,049	4,624
Standex International Corp.	100,066	5,278
Tredegar Corp.	148,852	3,826

		27,227

Office Furnishings - 0.0%
Steelcase, Inc., Class A	53,126	775

Oil & Gas - 1.9%
Alon USA Energy, Inc.	141,955	2,053
Approach Resources, Inc.*	34,089	838
Callon Petroleum Co.*	271,182	914
Carrizo Oil & Gas, Inc.*	98,919	2,802
Delek US Holdings, Inc.	137,889	3,968
Forest Oil Corp.*	26,897	110
Gran Tierra Energy, Inc.*	463,378	2,785
Gulfport Energy Corp.*	124,236	5,848
PDC Energy, Inc.*	159,659	8,219
Resolute Energy Corp.*	88,478	706
Rex Energy Corp.*	108,172	1,902
Stone Energy Corp.*	310,865	6,848
Vaalco Energy, Inc.*	439,883	2,516
W&T Offshore, Inc.	251,154	3,589

		43,098

Oil & Gas Services - 1.9%
Basic Energy Services, Inc.*	36,470	441
Dril-Quip, Inc.*	18,332	1,655
Helix Energy Solutions Group, Inc.*	318,511	7,338
Hornbeck Offshore Services, Inc.*	224,656	12,019
Key Energy Services, Inc.*	704,623	4,193

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Oil & Gas Services - 1.9% continued
Lufkin Industries, Inc.	18,016	$1,594
Natural Gas Services Group, Inc.*	132,336	3,109
Newpark Resources, Inc.*	715,347	7,862
Pioneer Energy Services Corp.*	293,081	1,940
Steel Excel, Inc.*	23,133	671
Superior Energy Services, Inc.*	24,638	639

		41,461

Packaging & Containers - 0.3%
Graphic Packaging Holding Co.*	944,988	7,314

Pharmaceuticals - 0.6%
Nutraceutical International Corp.	90,180	1,843
ViroPharma, Inc.*	380,921	10,914

		12,757

Pipelines - 0.3%
Crosstex Energy, Inc.	265,055	5,237
Enbridge Energy Management LLC*	58,156	1,761
Enbridge Energy Management LLC - (Fractional Shares)*	2,740,774	—
Kinder Morgan Management LLC - (Fractional Shares)*	23,354	—
SemGroup Corp., Class A	7,678	414

		7,412

Real Estate - 0.2%
WP Carey, Inc.	53,635	3,549

Real Estate Investment Trusts - 9.9%
Acadia Realty Trust	107,229	2,648
AG Mortgage Investment Trust, Inc.	59,928	1,127
Agree Realty Corp.	98,153	2,898
Anworth Mortgage Asset Corp.	790,215	4,425
ARMOUR Residential REIT, Inc.	761,015	3,584
CapLease, Inc.	91,109	769
Capstead Mortgage Corp.	451,147	5,459
CBL & Associates Properties, Inc.	268,493	5,751
Cedar Realty Trust, Inc.	520,881	2,698
Colonial Properties Trust	288,851	6,967
Corporate Office Properties Trust	68,361	1,743
DiamondRock Hospitality Co.	634,855	5,917
DuPont Fabros Technology, Inc.	127,688	3,084
Dynex Capital, Inc.	176,815	1,802
EPR Properties	233,611	11,744
Equity One, Inc.	294,916	6,674
First Industrial Realty Trust, Inc.	285,972	4,338
First Potomac Realty Trust	257,567	3,364
Franklin Street Properties Corp.	373,824	4,934
Geo Group (The), Inc.	277,873	9,434
Gladstone Commercial Corp.	38,530	718
Government Properties Income Trust	120,000	3,026
Healthcare Realty Trust, Inc.	243,572	6,211
Highwoods Properties, Inc.	223,108	7,945
Invesco Mortgage Capital, Inc.	409,274	6,778
Investors Real Estate Trust	276,211	2,375
Kite Realty Group Trust	395,896	2,387
LaSalle Hotel Properties	378,319	9,345
Lexington Realty Trust	177,253	2,070
LTC Properties, Inc.	192,463	7,516
Medical Properties Trust, Inc.	791,106	11,329
MFA Financial, Inc.	528,070	4,462
National Health Investors, Inc.	92,376	5,530
New York Mortgage Trust, Inc.	86,488	586
NorthStar Realty Finance Corp.	756,011	6,880
One Liberty Properties, Inc.	54,107	1,188
Pennsylvania Real Estate Investment Trust	294,337	5,557
PS Business Parks, Inc.	48,281	3,484
Ramco-Gershenson Properties Trust	203,947	3,167
Redwood Trust, Inc.	486,132	8,264
Resource Capital Corp.	496,271	3,052
Silver Bay Realty Trust Corp.	29,322	486
Starwood Property Trust, Inc.	454,160	11,240
Strategic Hotels & Resorts, Inc.*	561,405	4,974
Sunstone Hotel Investors, Inc.*	63,739	770
Two Harbors Investment Corp.	310,658	3,184
Washington Real Estate Investment Trust	181,781	4,892
Weingarten Realty Investors	123,922	3,813

		220,589

Retail - 5.2%
Aeropostale, Inc.*	80,729	1,114
Bob Evans Farms, Inc.	179,566	8,436
Casey’s General Stores, Inc.	59,344	3,570
Cash America International, Inc.	211,616	9,620
Cracker Barrel Old Country Store, Inc.	93,737	8,873
Domino’s Pizza, Inc.	29,330	1,706
DSW, Inc., Class A	80,246	5,896
Einstein Noah Restaurant Group, Inc.	48,293	686
Fifth & Pacific Cos., Inc.*	274,336	6,129
Fred’s, Inc., Class A	340,328	5,272
Group 1 Automotive, Inc.	94,500	6,079
Haverty Furniture Cos., Inc.	114,927	2,644

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Retail - 5.2% continued
Men’s Wearhouse (The), Inc.	319,481	$12,092
Pantry (The), Inc.*	159,899	1,948
PC Connection, Inc.	180,860	2,794
Penske Automotive Group, Inc.	254,014	7,758
Pep Boys-Manny Moe & Jack (The)*	265,980	3,080
Pricesmart, Inc.	14,689	1,287
Rush Enterprises, Inc., Class A*	129,669	3,209
Saks, Inc.*	567,336	7,738
Shoe Carnival, Inc.	91,451	2,196
Sonic Automotive, Inc., Class A	120,171	2,540
Stage Stores, Inc.	256,280	6,023
Texas Roadhouse, Inc.	60,391	1,511
Wet Seal (The), Inc., Class A*	322,101	1,517
World Fuel Services Corp.	15,486	619

		114,337

Savings & Loans - 2.0%
Astoria Financial Corp.	299,417	3,228
BankFinancial Corp.	63,579	540
Berkshire Hills Bancorp, Inc.	51,428	1,428
Dime Community Bancshares, Inc.	293,432	4,495
First Financial Holdings, Inc.	54,599	1,158
Flushing Financial Corp.	343,576	5,652
Northwest Bancshares, Inc.	263,125	3,555
OceanFirst Financial Corp.	86,303	1,342
Provident Financial Services, Inc.	445,483	7,030
Provident New York Bancorp	247,510	2,312
United Financial Bancorp, Inc.	172,585	2,615
Washington Federal, Inc.	375,024	7,080
WSFS Financial Corp.	68,204	3,573

		44,008

Semiconductors - 3.2%
Amkor Technology, Inc.*	267,326	1,125
ATMI, Inc.*	142,390	3,367
Brooks Automation, Inc.	532,585	5,182
Entegris, Inc.*	662,976	6,225
Fairchild Semiconductor International, Inc.*	320,607	4,424
First Solar, Inc.*	40,000	1,789
GSI Technology, Inc.*	157,048	993
Intersil Corp., Class A	434,907	3,401
Kulicke & Soffa Industries, Inc.*	293,642	3,248
Lattice Semiconductor Corp.*	332,939	1,688
LTX-Credence Corp.*	107,065	641
MKS Instruments, Inc.	344,310	9,138
Nanometrics, Inc.*	65,386	959
OmniVision Technologies, Inc.*	241,863	4,511
Photronics, Inc.*	315,854	2,546
Power Integrations, Inc.	24,561	996
QLogic Corp.*	114,560	1,095
Semtech Corp.*	33,388	1,170
Silicon Image, Inc.*	349,183	2,043
Tessera Technologies, Inc.	177,768	3,698
TriQuint Semiconductor, Inc.*	869,386	6,025
Ultra Clean Holdings*	97,054	587
Veeco Instruments, Inc.*	167,216	5,923

		70,774

Software - 1.3%
Acxiom Corp.*	240,037	5,444
Advent Software, Inc.*	43,763	1,534
Blackbaud, Inc.	21,798	710
Ebix, Inc.	145,357	1,346
Fair Isaac Corp.	24,886	1,141
MicroStrategy, Inc., Class A*	9,469	823
Progress Software Corp.*	94,549	2,176
PTC, Inc.*	59,073	1,449
Schawk, Inc.	158,442	2,080
SS&C Technologies Holdings, Inc.*	40,117	1,320
SYNNEX Corp.*	191,788	8,109
Take-Two Interactive Software, Inc.*	249,421	3,734

		29,866

Storage/Warehousing - 0.4%
Mobile Mini, Inc.*	280,301	9,292

Telecommunications - 1.9%
ARRIS Group, Inc.*	334,662	4,802
Comtech Telecommunications Corp.	63,734	1,714
Consolidated Communications Holdings, Inc.	7,313	127
Extreme Networks, Inc.*	451,216	1,557
Finisar Corp.*	397,236	6,733
General Communication, Inc., Class A*	256,484	2,008
NETGEAR, Inc.*	91,510	2,795
Oplink Communications, Inc.*	155,207	2,696
Plantronics, Inc.	139,148	6,111
Premiere Global Services, Inc.*	402,624	4,860
RF Micro Devices, Inc.*	1,082,756	5,793
Telephone & Data Systems, Inc.	147,556	3,637

		42,833

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Textiles - 0.8%
G&K Services, Inc., Class A	141,178	$6,720
UniFirst Corp.	121,980	11,131

		17,851

Transportation - 1.6%
Bristow Group, Inc.	195,467	12,768
Gulfmark Offshore, Inc., Class A	217,726	9,817
PHI, Inc. (Non Voting)*	91,444	3,137
Saia, Inc.*	176,580	5,292
Ship Finance International Ltd.	319,341	4,739
Universal Truckload Services, Inc.*	35,429	854

		36,607

Trucking & Leasing - 0.5%
AMERCO	25,313	4,098
Greenbrier Cos., Inc.*	99,795	2,432
TAL International Group, Inc.*	109,991	4,792
Willis Lease Finance Corp.*	30,030	406

		11,728

Total Common Stocks (Cost $1,539,936)		2,097,050

CONVERTIBLE PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
Alere, Inc., 3.00%	3,306	750

Total Convertible Preferred Stocks (Cost $723)		750

MASTER LIMITED PARTNERSHIPS - 0.2%
Holding Companies - Diversified - 0.2%
Compass Diversified Holdings	215,951	3,786

Total Master Limited Partnerships (Cost $2,325)		3,786

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	2,100	—
Escrow Gerber Scientific, Inc.*	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 4.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (2) (3)	105,512,102	105,512

Total Investment Companies (Cost $105,512)		105,512

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.08%, 10/17/13(4)	$7,209	$7,207

Total Short-Term Investments (Cost $7,207)		7,207

Total Investments - 99.8% (Cost $1,655,703)		2,214,305

Other Assets less Liabilities - 0.2%		3,815

NET ASSETS - 100.0%		$2,218,120

(1)	Security listed as “escrow” is considered to be worthless.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $74,172,000 with net purchases of approximately $31,340,000 during the three months ended June 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	591	$47,259	Long	9/13	$(606)
E-mini S&P MidCap 400	93	10,768	Long	9/13	(14)
Russell 2000 Mini Index	565	55,071	Long	9/13	26

Total					$(594)

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

At June 30, 2013, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.8%
Consumer Staples	2.6
Energy	6.2
Financials	35.4
Health Care	4.5
Industrials	13.1
Information Technology	13.1
Materials	6.1
Telecommunication Services	0.5
Utilities	5.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$2,097,050	(1)	$—	$—	$2,097,050
Convertible Preferred Stocks	750	(1)	—	—	750
Master Limited Partnerships	3,786		—	—	3,786
Investment Companies	105,512		—	—	105,512
Short-Term Investments	—		7,207	—	7,207

Total Investments	$2,207,098		$7,207	$—	$2,214,305

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	26		—	—	26
Liabilities
Futures Contracts	(620)		—	—	(620)

Total Other Financial Instruments	$(594)		$—	$—	$(594)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,658,209

Gross tax appreciation of investments	$581,123
Gross tax depreciation of investments	(25,027)

Net tax appreciation of investments	$556,096

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc.*	6,332	$584
Celgene Corp.*	3,146	368
Gilead Sciences, Inc.*	16,037	821
Illumina, Inc.*	10,563	791

		2,564

Commercial Services - 1.1%
Mastercard, Inc., Class A	1,390	799

Computers - 19.6%
Accenture PLC, Class A	11,868	854
Apple, Inc.	7,329	2,903
Cognizant Technology Solutions Corp., Class A*	25,845	1,618
EMC Corp.	84,459	1,995
Fortinet, Inc.*	58,031	1,016
International Business Machines Corp.	3,648	697
NetApp, Inc.*	23,159	875
Qualys, Inc.*	28,499	459
Riverbed Technology, Inc.*	50,184	781
SanDisk Corp.*	17,136	1,047
Teradata Corp.*	41,911	2,105

		14,350

Electronics - 3.8%
Amphenol Corp., Class A	9,680	754
FEI Co.	14,826	1,082
Trimble Navigation Ltd.*	36,206	942

		2,778

Healthcare - Products - 2.9%
Hologic, Inc.*	54,754	1,057
Intuitive Surgical, Inc.*	2,141	1,084

		2,141

Internet - 15.8%
Amazon.com, Inc.*	3,392	942
F5 Networks, Inc.*	18,603	1,280
Google, Inc., Class A*	5,700	5,018
LinkedIn Corp., Class A*	7,568	1,349
priceline.com, Inc.*	923	764
Rackspace Hosting, Inc.*	19,213	728
Splunk, Inc.*	12,560	582
TIBCO Software, Inc.*	41,787	894

		11,557

Pharmaceuticals - 4.3%
Achillion Pharmaceuticals, Inc.*	45,986	376
Allergan, Inc.	10,388	875
BioMarin Pharmaceutical, Inc.*	12,574	702
Jazz Pharmaceuticals PLC*	7,730	531
Medivation, Inc.*	13,198	649

		3,133

Semiconductors - 17.2%
Altera Corp.	41,913	1,383
ARM Holdings PLC ADR	25,244	913
ASML Holding N.V. (Registered)	10,226	809
Broadcom Corp., Class A	41,575	1,404
Intel Corp.	36,257	878
KLA-Tencor Corp.	21,816	1,216
Lam Research Corp.*	16,390	727
Linear Technology Corp.	28,094	1,035
Microchip Technology, Inc.	38,228	1,424
NXP Semiconductor N.V.*	25,786	799
QUALCOMM, Inc.	19,736	1,205
Xilinx, Inc.	20,827	825

		12,618

Software - 22.0%
Activision Blizzard, Inc.	72,737	1,037
Check Point Software Technologies Ltd.*	20,212	1,004
Citrix Systems, Inc.*	26,709	1,611
Fiserv, Inc.*	8,800	769
Imperva, Inc.*	12,080	544
Informatica Corp.*	22,945	803
Microsoft Corp.	21,801	753
Oracle Corp.	70,567	2,168
Proofpoint, Inc.*	33,104	802
QLIK Technologies, Inc.*	38,975	1,102
Red Hat, Inc.*	26,996	1,291
Salesforce.com, Inc.*	50,028	1,910
SciQuest, Inc.*	26,392	661
SolarWinds, Inc.*	13,336	518
VMware, Inc., Class A*	16,288	1,091

		16,064

Telecommunications - 8.2%
Amdocs Ltd.	30,601	1,135
Aruba Networks, Inc.*	66,898	1,028
Cisco Systems, Inc.	96,964	2,357
Juniper Networks, Inc.*	51,019	985

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Telecommunications - 8.2% continued
Procera Networks, Inc.*	33,266	$456

		5,961

Total Common Stocks (Cost $65,361)		71,965

INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,575,894	1,576

Total Investment Companies (Cost $1,576)		1,576

Total Investments - 100.5% (Cost $66,937)		73,541

Liabilities less Other Assets - (0.5)%		(384)

NET ASSETS - 100.0%		$73,157

(1)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $966,000 with net purchases of approximately $610,000 during the three months ended June 30, 2013.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets

At June 30, 2013, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	2.4%
Health Care	10.9
Information Technology	86.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$71,965	(1)	$—	$—	$71,965
Investment Companies	1,576		—	—	1,576

Total Investments	$73,541		$—	$—	$73,541

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level

1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$67,867

Gross tax appreciation of investments	$9,549
Gross tax depreciation of investments	(3,875)

Net tax appreciation of investments	$5,674

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5%
Brazil - 5.9%
ALL - America Latina Logistica S.A.	255,928	$1,087
Anhanguera Educacional Participacoes S.A.	222,415	1,302
Arteris S.A.	70,700	630
Banco Bradesco S.A.	358,378	4,926
Banco Bradesco S.A. ADR*	204,607	2,662
Banco do Brasil S.A.*	325,744	3,225
Banco Santander Brasil S.A.	240,136	1,460
Banco Santander Brasil S.A. ADR	298,210	1,855
BB Seguridade Participacoes S.A.*	339,201	2,668
BM&FBOVESPA S.A.*	1,064,461	5,849
BR Malls Participacoes S.A.	229,815	2,055
BR Properties S.A.	114,700	974
BRF S.A.	371,020	8,016
CCR S.A.	501,000	3,988
Centrais Eletricas Brasileiras S.A.	152,751	318
CETIP S.A. - Mercados Organizados*	109,456	1,113
Cia de Bebidas das Americas	79,900	2,943
Cia de Saneamento Basico do Estado de Sao Paulo	191,071	1,973
Cia de Saneamento de Minas Gerais-COPASA	32,700	530
Cia Hering	79,761	1,127
Cia Siderurgica Nacional S.A.	411,690	1,113
Cielo S.A.	200,711	5,029
Cosan S.A. Industria e Comercio	68,347	1,318
CPFL Energia S.A.	136,420	1,248
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	167,572	1,151
Duratex S.A.	154,996	886
EcoRodovias Infraestrutura e Logistica S.A.	93,470	654
EDP - Energias do Brasil S.A.	138,505	695
Embraer S.A.	335,062	3,071
Fibria Celulose S.A.*	142,517	1,581
Hypermarcas S.A.	191,858	1,249
JBS S.A.	416,436	1,196
Kroton Educacional S.A.	105,500	1,461
Localiza Rent a Car S.A.*	78,620	1,112
Lojas Americanas S.A.	72,000	440
Lojas Renner S.A.	70,039	2,006
M Dias Branco S.A.	19,300	730
MPX Energia S.A.*	98,233	332
MRV Engenharia e Participacoes S.A.	190,593	562
Multiplan Empreendimentos Imobiliarios S.A.	46,220	1,077
Multiplus S.A.	27,400	405
Natura Cosmeticos S.A.	97,914	2,141
Odontoprev S.A.	153,550	632
OGX Petroleo e Gas Participacoes S.A.*	708,523	251
Oi S.A. ADR	37,810	68
Petroleo Brasileiro S.A.*	1,403,078	9,344
Petroleo Brasileiro S.A. ADR*	195,573	2,867
Petroleo Brasileiro S.A. ADR (New York Exchange)*	139,200	1,868
Porto Seguro S.A.	62,908	681
Qualicorp S.A.*	111,100	846
Raia Drogasil S.A.	121,307	1,175
Souza Cruz S.A.	217,340	2,683
Sul America S.A.	77,500	457
Tim Participacoes S.A.	476,336	1,746
Totvs S.A.	68,355	1,065
Tractebel Energia S.A.	91,338	1,420
Transmissora Alianca de Energia Eletrica S.A.	53,200	516
Ultrapar Participacoes S.A.	185,224	4,422
Vale S.A.	604,862	7,902
Vale S.A. ADR	130,308	1,714
WEG S.A.	121,300	1,532

		119,347

Chile - 1.7%
AES Gener S.A.	1,351,375	880
Aguas Andinas S.A., Class A	1,327,875	946
Banco de Chile	10,290,068	1,485
Banco de Credito e Inversiones	17,927	1,055
Banco Santander Chile	36,688,285	2,257
Banco Santander Chile ADR	1,400	34
CAP S.A.	43,070	956
Cencosud S.A.	654,078	3,257
Cia Cervecerias Unidas S.A.	63,025	900
Colbun S.A.	4,405,097	1,157
Corpbanca S.A.	76,469,488	881
E.CL S.A.	291,890	494
Empresa Nacional de Electricidad S.A. ADR	3,800	168
Empresa Nacional de Electricidad S.A.	1,725,626	2,537
Empresas CMPC S.A.	677,955	2,091
Empresas COPEC S.A.	256,604	3,359
Enersis S.A.	10,468,764	3,449
Enersis S.A. ADR	13,572	222
ENTEL Chile S.A.	65,591	1,097
Latam Airlines Group S.A.	113,696	1,929

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5% continued
Chile - 1.7% continued
Latam Airlines Group S.A. ADR	8,335	$141
Latam Airlines Group S.A. BDR	30,812	499
S.A.C.I. Falabella	409,427	4,432
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	129
Vina Concha y Toro S.A.	266,095	520

		34,875

China - 17.6%
Agile Property Holdings Ltd.	772,000	825
Agricultural Bank of China Ltd., Class H	12,204,367	4,992
Air China Ltd., Class H	1,016,705	729
Aluminum Corp. of China Ltd., Class H*	2,177,435	693
Anhui Conch Cement Co. Ltd., Class H	702,075	1,883
Anta Sports Products Ltd.	485,432	424
AviChina Industry & Technology Co. Ltd., Class H	1,142,313	586
Bank of China Ltd., Class H	42,673,652	17,420
Bank of Communications Co. Ltd., Class H	4,922,117	3,141
BBMG Corp., Class H	701,341	427
Beijing Capital International Airport Co. Ltd., Class H	1,092,000	711
Beijing Enterprises Holdings Ltd.	288,271	2,069
Belle International Holdings Ltd.	2,631,000	3,617
Bosideng International Holdings Ltd.	1,661,677	347
Brilliance China Automotive Holdings Ltd.*	1,693,944	1,882
Byd Co. Ltd., Class H*	295,699	974
China Agri-Industries Holdings Ltd.	1,177,492	513
China BlueChemical Ltd., Class H	1,008,851	612
China CITIC Bank Corp. Ltd., Class H	4,622,286	2,116
China Coal Energy Co. Ltd., Class H	2,353,232	1,221
China Communications Construction Co. Ltd., Class H	2,481,287	1,935
China Communications Services Corp. Ltd., Class H	1,367,035	863
China Construction Bank Corp., Class H	40,782,410	28,646
China COSCO Holdings Co. Ltd., Class H*	1,419,221	620
China Everbright International Ltd.	1,252,000	965
China Everbright Ltd.	479,110	627
China Gas Holdings Ltd.	1,289,495	1,314
China International Marine Containers Group Co. Ltd., Class H*	277,100	475
China Life Insurance Co. Ltd., Class H	4,220,544	9,915
China Longyuan Power Group Corp., Class H	1,504,473	1,550
China Mengniu Dairy Co. Ltd.	755,000	2,695
China Merchants Bank Co. Ltd., Class H	2,220,857	3,695
China Merchants Holdings International Co. Ltd.	641,871	1,993
China Minsheng Banking Corp. Ltd., Class H	2,966,427	2,872
China Mobile Ltd.	3,409,712	35,437
China National Building Material Co. Ltd., Class H	1,622,000	1,440
China Oilfield Services Ltd., Class H	871,558	1,690
China Overseas Grand Oceans Group Ltd.	384,000	487
China Overseas Land & Investment Ltd.	2,316,475	6,012
China Pacific Insurance Group Co. Ltd., Class H	1,495,737	4,736
China Petroleum & Chemical Corp., Class H	14,402,628	10,061
China Railway Construction Corp. Ltd., Class H	1,129,500	977
China Railway Group Ltd., Class H	2,301,827	1,058
China Resources Cement Holdings Ltd.	1,074,720	539
China Resources Enterprise Ltd.	685,628	2,152
China Resources Gas Group Ltd.	491,958	1,262
China Resources Land Ltd.	1,163,756	3,163
China Resources Power Holdings Co. Ltd.	1,090,900	2,600
China Shanshui Cement Group Ltd.	1,066,907	476
China Shenhua Energy Co. Ltd., Class H	1,929,636	4,874
China Shipping Container Lines Co. Ltd., Class H*	2,097,695	543
China Southern Airlines Co. Ltd., Class H	1,035,995	418
China State Construction International Holdings Ltd.	980,534	1,517
China Taiping Insurance Holdings Co. Ltd.*	495,860	762
China Telecom Corp. Ltd., Class H	7,864,339	3,730
China Unicom Hong Kong Ltd.	2,668,494	3,513
China Vanke Co. Ltd., Class B	735,272	1,307
Chongqing Rural Commercial Bank, Class H	1,353,434	568
CITIC Pacific Ltd.	821,095	875
CITIC Securities Co. Ltd., Class H	590,500	1,038
CNOOC Ltd.	10,094,433	16,957
COSCO Pacific Ltd.	936,943	1,210
Country Garden Holdings Co. Ltd.*	2,549,472	1,318
CSR Corp. Ltd., Class H	1,065,669	625
Dah Chong Hong Holdings Ltd.	442,000	352
Daphne International Holdings Ltd.	561,100	480

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5% continued
China - 17.6% continued
Datang International Power Generation Co. Ltd., Class H	1,635,875	$658
Dongfeng Motor Group Co. Ltd., Class H	1,549,169	2,060
ENN Energy Holdings Ltd.	425,279	2,256
Evergrande Real Estate Group Ltd.*	3,667,400	1,343
Far East Horizon Ltd.	775,000	487
Fosun International Ltd.	908,660	665
Franshion Properties China Ltd.	2,071,791	688
GCL-Poly Energy Holdings Ltd.*	4,450,675	955
Geely Automobile Holdings Ltd.	2,548,423	1,091
Golden Eagle Retail Group Ltd.	382,675	510
GOME Electrical Appliances Holding Ltd.*	5,603,874	501
Great Wall Motor Co. Ltd., Class H	587,932	2,504
Greentown China Holdings Ltd.	372,325	600
Guangdong Investment Ltd.	1,398,514	1,210
Guangzhou Automobile Group Co. Ltd., Class H	1,233,760	1,161
Guangzhou R&F Properties Co. Ltd., Class H	509,214	728
Haier Electronics Group Co. Ltd.	428,000	682
Haitong Securities Co. Ltd., Class H*	714,800	862
Hengan International Group Co. Ltd.	418,898	4,555
Huaneng Power International, Inc., Class H	1,812,501	1,783
Industrial & Commercial Bank of China Ltd., Class H	41,713,515	26,071
Inner Mongolia Yitai Coal Co. Ltd., Class B	301,808	1,457
Intime Department Store Group Co. Ltd.	552,135	535
Jiangsu Expressway Co. Ltd., Class H	706,000	729
Jiangxi Copper Co. Ltd., Class H	790,000	1,327
Kingboard Chemical Holdings Ltd.	375,008	771
Kunlun Energy Co. Ltd.	1,807,230	3,184
Lee & Man Paper Manufacturing Ltd.	922,248	547
Lenovo Group Ltd.	3,556,000	3,193
Longfor Properties Co. Ltd.	757,731	1,125
New China Life Insurance Co. Ltd., Class H	315,871	963
Nine Dragons Paper Holdings Ltd.	909,923	589
Parkson Retail Group Ltd.	669,500	276
People’s Insurance Co. Group of China Ltd., Class H	2,267,535	1,026
PetroChina Co. Ltd., Class H	11,959,438	13,001
PICC Property & Casualty Co. Ltd., Class H	1,770,923	1,986
Ping An Insurance Group Co. of China Ltd., Class H	1,065,453	7,097
Poly Property Group Co. Ltd.	1,109,737	593
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	984,116	1,073
Shanghai Electric Group Co. Ltd., Class H	1,572,000	523
Shanghai Industrial Holdings Ltd.	273,043	841
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	382,200	711
Shenzhou International Group Holdings Ltd.	300,000	860
Shimao Property Holdings Ltd.	778,903	1,528
Shougang Fushan Resources Group Ltd.	1,765,933	681
Shui On Land Ltd.	2,040,858	593
Sihuan Pharmaceutical Holdings Group Ltd.	1,165,063	766
Sino Biopharmaceutical	1,668,000	1,075
Sino-Ocean Land Holdings Ltd.	1,645,330	886
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,398,670	465
Sinopharm Group Co. Ltd., Class H	572,714	1,435
SOHO China Ltd.	1,145,778	907
Sun Art Retail Group Ltd.	1,346,500	1,939
Tencent Holdings Ltd.	577,214	22,717
Tingyi Cayman Islands Holding Corp.	1,108,435	2,887
Tsingtao Brewery Co. Ltd., Class H	201,767	1,441
Uni-President China Holdings Ltd.	597,000	608
Want Want China Holdings Ltd.	3,373,870	4,730
Weichai Power Co. Ltd., Class H	279,953	817
Wumart Stores, Inc., Class H	300,470	553
Yantai Changyu Pioneer Wine Co. Ltd., Class B	131,713	603
Yanzhou Coal Mining Co. Ltd., Class H	1,079,138	772
Yingde Gases Group Co. Ltd.	610,700	558
Yuexiu Property Co. Ltd.	2,861,393	720
Zhaojin Mining Industry Co. Ltd., Class H	497,274	319
Zhejiang Expressway Co. Ltd., Class H	805,294	655
Zhongsheng Group Holdings Ltd.	305,000	335
Zhuzhou CSR Times Electric Co. Ltd., Class H	249,930	627
Zijin Mining Group Co. Ltd., Class H	3,496,162	616
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	790,547	564
ZTE Corp., Class H*	354,898	567

		359,665

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5% continued
Colombia - 0.9%
Almacenes Exito S.A.	113,594	$1,892
Bancolombia S.A.	115,952	1,593
Bancolombia S.A. ADR	8,252	466
Bolsa de Valores de Colombia	461,784	619
Cementos Argos S.A.	229,724	954
Corp. Financiera Colombiana S.A.	43,194	809
Ecopetrol S.A.	2,764,968	5,870
Ecopetrol S.A. ADR	1,600	67
Grupo Argos S.A.	163,834	1,637
Grupo de Inversiones Suramericana S.A.	132,292	2,575
Interconexion Electrica S.A. ESP	217,853	858

		17,340

Czech Republic - 0.2%
CEZ A.S.	91,629	2,196
Komercni Banka A.S.	8,715	1,616
Telefonica Czech Republic A.S.	62,000	853

		4,665

Egypt - 0.2%
Commercial International Bank Egypt S.A.E.	325,689	1,335
Orascom Construction Industries*	53,555	1,841
Orascom Telecom Holding S.A.E.*	1,514,852	811
Talaat Moustafa Group*	582,316	334
Telecom Egypt Co.	182,055	299

		4,620

Hungary - 0.2%
Magyar Telekom Telecommunications PLC	276,226	400
MOL Hungarian Oil & Gas PLC	23,785	1,779
OTP Bank PLC	118,338	2,483

		4,662

India - 6.6%
ACC Ltd.	24,673	505
Adani Enterprises Ltd.	125,066	431
Adani Ports and Special Economic Zone	222,528	560
Aditya Birla Nuvo Ltd.	17,736	318
Ambuja Cements Ltd.	384,302	1,203
Apollo Hospitals Enterprise Ltd.	43,224	764
Asian Paints Ltd.	16,298	1,268
Axis Bank Ltd.	164,129	3,644
Bajaj Auto Ltd.	47,820	1,540
Bank of Baroda	23,389	225
Bank of India	61,664	241
Bharat Heavy Electricals Ltd.	332,898	977
Bharat Petroleum Corp. Ltd.	96,996	599
Bharti Airtel Ltd.	323,015	1,585
Cairn India Ltd.	267,199	1,296
Canara Bank	47,489	288
Cipla Ltd.	195,293	1,288
Coal India Ltd.	286,727	1,454
Dabur India Ltd.	236,130	619
Divi’s Laboratories Ltd.	21,423	357
DLF Ltd.	233,727	706
Dr Reddy’s Laboratories Ltd.	42,546	1,595
Dr Reddy’s Laboratories Ltd. ADR	15,005	568
GAIL India Ltd.	179,358	941
GlaxoSmithKline Consumer Healthcare Ltd.	5,737	497
Godrej Consumer Products Ltd.	70,619	972
HCL Technologies Ltd.	119,419	1,559
HDFC Bank Ltd.	778,421	8,768
HDFC Bank Ltd. ADR	31,500	1,142
Hero Motocorp Ltd.	23,474	653
Hindalco Industries Ltd.	575,030	957
Hindustan Unilever Ltd.	489,441	4,818
Housing Development Finance Corp.	826,913	12,173
ICICI Bank Ltd.	182,076	3,278
ICICI Bank Ltd. ADR	29,471	1,127
Idea Cellular Ltd.*	387,777	919
IDFC Ltd.	557,804	1,194
Infosys Ltd.	216,754	9,078
Infosys Ltd. ADR	43,137	1,777
ITC Ltd.	1,254,134	6,825
Jaiprakash Associates Ltd.	552,523	495
Jindal Steel & Power Ltd.	212,413	772
JSW Steel Ltd.	43,915	484
Kotak Mahindra Bank Ltd.	162,918	1,972
Larsen & Toubro Ltd.	113,173	2,663
Larsen & Toubro Ltd. GDR (Registered)	4,700	109
LIC Housing Finance Ltd.	158,161	674
Lupin Ltd.	43,364	569
Mahindra & Mahindra Ltd.	173,138	2,827
NTPC Ltd.	607,672	1,462
Oil & Natural Gas Corp. Ltd.	436,605	2,436
Oil India Ltd.	67,947	656
Piramal Enterprises Ltd.	37,487	360
Power Finance Corp. Ltd.	147,237	355
Power Grid Corp. of India Ltd.	626,476	1,173
Ranbaxy Laboratories Ltd.*	70,238	365

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5% continued
India - 6.6% continued
Reliance Capital Ltd.	52,679	$298
Reliance Communications Ltd.	307,701	613
Reliance Industries Ltd.	592,707	8,602
Reliance Industries Ltd. GDR(1) (2)	70,126	2,021
Reliance Infrastructure Ltd.	55,302	322
Reliance Power Ltd.*	334,963	362
Rural Electrification Corp. Ltd.	170,211	572
Satyam Computer Services Ltd.*	360,341	739
Sesa Goa Ltd.	220,111	525
Shriram Transport Finance Co. Ltd.	77,282	919
Siemens Ltd.	39,800	368
State Bank of India	75,814	2,492
Sterlite Industries India Ltd.	738,914	1,035
Sterlite Industries India Ltd. ADR	5,200	30
Sun Pharmaceutical Industries Ltd.	175,251	2,966
Tata Consultancy Services Ltd.	266,153	6,798
Tata Motors Ltd.	392,418	1,842
Tata Motors Ltd. ADR	6,700	157
Tata Power Co. Ltd.	566,755	823
Tata Steel Ltd.	171,344	782
Titan Industries Ltd.	124,272	465
Ultratech Cement Ltd.	20,466	645
Unitech Ltd.*	689,678	243
United Breweries Ltd.	38,694	473
United Spirits Ltd.	48,726	1,770
Wipro Ltd.	252,710	1,483
Wipro Ltd. ADR	25,040	182
Wockhardt Ltd.*	15,466	259
Zee Entertainment Enterprises Ltd.	134,446	531

		134,398

Indonesia - 3.1%
Adaro Energy Tbk PT	8,219,220	708
Astra Agro Lestari Tbk PT	217,222	429
Astra International Tbk PT	11,486,760	8,062
Bank Central Asia Tbk PT	6,995,192	7,007
Bank Danamon Indonesia Tbk PT	1,890,443	1,112
Bank Mandiri Persero Tbk PT	5,297,455	4,774
Bank Negara Indonesia Persero Tbk PT	4,252,409	1,831
Bank Rakyat Indonesia Persero Tbk PT	6,299,658	4,881
Bumi Resources Tbk PT	8,195,731	448
Bumi Serpong Damai PT	3,925,500	708
Charoen Pokphand Indonesia Tbk PT	4,185,935	2,156
Global Mediacom Tbk PT	3,941,000	846
Gudang Garam Tbk PT	268,915	1,367
Indo Tambangraya Megah Tbk PT	230,278	650
Indocement Tunggal Prakarsa Tbk PT	830,303	2,034
Indofood CBP Sukses Makmur Tbk PT	654,000	802
Indofood Sukses Makmur Tbk PT	2,477,871	1,833
Indosat Tbk PT	752,863	397
Jasa Marga Persero Tbk PT	1,135,000	689
Kalbe Farma Tbk PT	13,100,080	1,882
Lippo Karawaci Tbk PT	11,063,500	1,687
Media Nusantara Citra Tbk PT	2,335,500	729
Perusahaan Gas Negara Persero Tbk PT	6,194,612	3,573
Semen Indonesia Persero Tbk PT	1,683,255	2,879
Tambang Batubara Bukit Asam Persero Tbk PT	443,000	591
Telekomunikasi Indonesia Persero Tbk PT	5,123,673	5,692
Unilever Indonesia Tbk PT	861,028	2,650
United Tractors Tbk PT	948,071	1,727
XL Axiata Tbk PT	1,449,860	703

		62,847

Malaysia - 3.9%
AirAsia Bhd.	698,300	705
Alliance Financial Group Bhd.	609,300	1,021
AMMB Holdings Bhd.	942,037	2,188
Astro Malaysia Holdings Bhd.	875,700	840
Axiata Group Bhd.	1,437,425	2,990
Berjaya Sports Toto Bhd.	363,356	502
British American Tobacco Malaysia Bhd.	72,200	1,354
Bumi Armada Bhd.	569,500	695
CIMB Group Holdings Bhd.	2,520,700	6,529
DiGi.Com Bhd.	2,004,200	3,005
Felda Global Ventures Holdings Bhd.	633,800	902
Gamuda Bhd.	887,700	1,328
Genting Bhd.	1,162,900	3,819
Genting Malaysia Bhd.	1,675,400	2,054
Genting Plantations Bhd.	129,900	379
Hong Leong Bank Bhd.	323,840	1,421
Hong Leong Financial Group Bhd.	120,100	545
IHH Healthcare Bhd.*	1,143,600	1,430
IJM Corp. Bhd.	619,820	1,105
IOI Corp. Bhd.	1,633,240	2,811
Kuala Lumpur Kepong Bhd.	273,150	1,877
Lafarge Malayan Bhd.	213,900	688
Malayan Banking Bhd.	2,382,297	7,841
Malaysia Airports Holdings Bhd.	316,985	633
Maxis Bhd.	1,271,351	2,759

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5% continued
Malaysia - 3.9% continued
MISC Bhd.*	648,060	$1,044
MMC Corp. Bhd.	431,875	368
Parkson Holdings Bhd.	344,943	426
Petronas Chemicals Group Bhd.	1,576,900	3,293
Petronas Dagangan Bhd.	142,700	1,135
Petronas Gas Bhd.	336,400	2,225
PPB Group Bhd.	263,500	1,176
Public Bank Bhd.	9,913	53
Public Bank Bhd. (Registered)	592,800	3,194
RHB Capital Bhd.	358,337	975
Sapurakencana Petroleum Bhd.*	2,031,600	2,616
Sime Darby Bhd.	1,529,015	4,601
Telekom Malaysia Bhd.	589,700	1,008
Tenaga Nasional Bhd.	1,573,150	4,113
UEM Sunrise Bhd.	843,917	824
UMW Holdings Bhd.	299,800	1,377
YTL Corp. Bhd.	2,706,780	1,416
YTL Power International Bhd.	1,239,499	628

		79,893

Mexico - 5.3%
Alfa S.A.B. de C.V., Series A	1,609,380	3,870
America Movil S.A.B. de C.V., Series L	21,703,779	23,618
Arca Continental S.A.B. de C.V.	183,184	1,404
Cemex S.A.B. de C.V., Series CPO*	6,374,980	6,760
Coca-Cola Femsa S.A.B. de C.V., Series L	241,922	3,405
Compartamos S.A.B. de C.V.	609,972	1,053
Controladora Comercial Mexicana S.A.B. de C.V., Series UBC	228,500	869
El Puerto de Liverpool S.A.B. de C.V., Series C1	106,500	1,260
Fibra Uno Administracion S.A. de C.V.	752,400	2,526
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	1,101,077	11,404
Genomma Lab Internacional S.A.B. de C.V., Class B*	440,700	870
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	179,152	912
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	119,500	1,334
Grupo Bimbo S.A.B. de C.V., Series A	929,528	2,819
Grupo Carso S.A.B. de C.V., Series A1	327,306	1,562
Grupo Comercial Chedraui S.A. de C.V.	182,800	679
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,054,759	6,300
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,320,243	2,904
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	1,029,800	2,944
Grupo Mexico S.A.B. de C.V., Series B	2,161,436	6,255
Grupo Televisa S.A.B., Series CPO	1,458,314	7,260
Industrias CH S.A.B. de C.V., Series B*	96,037	635
Industrias Penoles S.A.B. de C.V.	78,827	2,348
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	878,227	2,881
Mexichem S.A.B. de C.V.	598,534	2,482
Minera Frisco S.A.B. de C.V., Series A1*	364,006	1,090
OHL Mexico S.A.B. de C.V.*	335,100	796
Wal-Mart de Mexico S.A.B. de C.V., Series V	3,011,237	8,441

		108,681

Morocco - 0.1%
Attijariwafa Bank	17,051	654
Douja Promotion Groupe Addoha S.A.	85,345	478
Maroc Telecom S.A.	49,162	570

		1,702

Peru - 0.3%
Cia de Minas Buenaventura S.A. ADR	109,306	1,614
Credicorp Ltd.	38,452	4,920

		6,534

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	1,109,869	1,286
Aboitiz Power Corp.	1,055,644	848
Alliance Global Group, Inc.	1,150,924	616
Ayala Corp.	99,147	1,322
Ayala Land, Inc.	3,094,580	2,159
Bank of the Philippine Islands	391,102	866
BDO Unibank, Inc.	817,736	1,605
DMCI Holdings, Inc.	462,050	550
Energy Development Corp.	4,341,950	579
Globe Telecom, Inc.	19,105	710
International Container Terminal Services, Inc.	451,060	903
Jollibee Foods Corp.	237,653	810
Metro Pacific Investments Corp.	5,488,000	667
Metropolitan Bank & Trust	117,892	301
Philippine Long Distance Telephone Co.	24,280	1,651
SM Investments Corp.	123,532	3,036
SM Prime Holdings, Inc.	3,882,513	1,453
Universal Robina Corp.	488,970	1,406

		20,768

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5% continued
Poland - 1.5%
Alior Bank S.A.*	21,413	$576
Bank Handlowy w Warszawie S.A.	18,400	515
Bank Millennium S.A.*	241,516	379
Bank Pekao S.A.	74,444	3,348
Bank Zachodni WBK S.A.	15,558	1,308
BRE Bank S.A.	8,237	944
Cyfrowy Polsat S.A.*	97,371	543
Enea S.A.	79,119	315
Eurocash S.A.	46,592	822
Grupa Azoty S.A.	22,371	498
Grupa Lotos S.A.*	38,826	417
Jastrzebska Spolka Weglowa S.A.	22,620	435
KGHM Polska Miedz S.A.	79,326	2,871
PGE S.A.	421,462	1,948
Polski Koncern Naftowy Orlen S.A.*	181,016	2,528
Polskie Gornictwo Naftowe i Gazownictwo S.A.*	1,005,700	1,752
Powszechna Kasa Oszczednosci Bank Polski S.A.	496,241	5,314
Powszechny Zaklad Ubezpieczen S.A.	31,840	3,923
Synthos S.A.	316,571	434
Tauron Polska Energia S.A.	586,494	760
Telekomunikacja Polska S.A.	376,798	867

		30,497

Russia - 5.3%
Federal Grid Co. Unified Energy System JSC*	182,254,477	566
Gazprom OAO	1,336,583	4,442
Gazprom OAO ADR	2,663,910	17,541
Gazprom OAO ADR (OTC Exchange)	15,600	103
Inter Rao Ues OAO*	1,143,364,281	453
LSR Group OJSC GDR (Registered)	100,684	421
Lukoil OAO	71,708	4,129
Lukoil OAO ADR	202,285	11,540
Lukoil OAO ADR (OTC Exchange)	14,973	863
Magnit OJSC	3,011	693
Magnit OJSC GDR (Registered)	135,627	7,705
MegaFon OAO GDR	49,231	1,540
MMC Norilsk Nickel OJSC	13,729	1,989
MMC Norilsk Nickel OJSC ADR	80,388	1,155
MMC Norilsk Nickel OJSC ADR (London Exchange)	73,047	1,044
Mobile Telesystems OJSC ADR	292,450	5,539
NovaTek OAO GDR (Registered)	51,599	6,131
Rosneft OAO	195,465	1,356
Rosneft OAO GDR (Registered)	461,721	3,142
Rostelecom OJSC	669,444	1,798
RusHydro Management Co.	35,863,245	552
RusHydro Management Co. ADR	266,069	386
Sberbank of Russia	3,902,900	11,138
Sberbank of Russia (OTC Exchange)	56,000	156
Sberbank of Russia ADR	535,000	6,100
Severstal OAO	22,803	146
Severstal OAO GDR (Registered)	94,209	595
Sistema JSFC GDR (Registered)	68,796	1,358
Surgutneftegas OAO	1,288,823	1,005
Surgutneftegas OAO ADR	120,622	946
Surgutneftegas OAO ADR (London Exchange)	156,044	1,215
Tatneft OAO	349,914	2,094
Tatneft OAO ADR	1,663	60
Tatneft OAO ADR (London Exchange)	73,712	2,653
TMK OAO GDR (Registered)	35,026	403
Uralkali OJSC	509,249	3,409
Uralkali OJSC GDR (Registered)	47,590	1,571
VTB Bank OJSC	846,000,422	1,211
VTB Bank OJSC GDR(1) (2)	11,036	32
VTB Bank OJSC GDR (Registered)	480,352	1,352

		108,532

South Africa - 7.0%
ABSA Group Ltd.	182,066	2,725
African Bank Investments Ltd.	409,902	676
African Rainbow Minerals Ltd.	61,696	930
Anglo American Platinum Ltd.*	38,669	1,148
AngloGold Ashanti Ltd.	217,822	3,098
Aspen Pharmacare Holdings Ltd.*	167,595	3,843
Assore Ltd.	19,605	632
Barloworld Ltd.	122,498	1,008
Bidvest Group Ltd.	166,877	4,122
Discovery Ltd.	165,916	1,407
Exxaro Resources Ltd.	79,903	1,176
FirstRand Ltd.	1,759,572	5,133
Foschini Group (The) Ltd.	117,761	1,172
Gold Fields Ltd.	415,899	2,153
Growthpoint Properties Ltd.	1,024,476	2,768
Harmony Gold Mining Co. Ltd.	219,767	817
Impala Platinum Holdings Ltd.	305,011	2,864
Imperial Holdings Ltd.	106,409	2,254
Investec Ltd.	142,469	922

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5% continued
South Africa - 7.0% continued
Kumba Iron Ore Ltd.	45,650	$2,118
Liberty Holdings Ltd.	66,312	804
Life Healthcare Group Holdings Ltd.	530,190	2,024
Massmart Holdings Ltd.	61,966	1,123
MMI Holdings Ltd.	615,924	1,377
Mr Price Group Ltd.	135,103	1,837
MTN Group Ltd.	957,937	17,769
Nampak Ltd.	333,384	1,108
Naspers Ltd., Class N	223,278	16,416
Nedbank Group Ltd.	115,405	2,044
Netcare Ltd.	536,263	1,248
Northam Platinum Ltd.*	169,373	546
Pick n Pay Stores Ltd.	140,018	560
PPC Ltd.	294,519	886
Redefine Properties Ltd.	1,580,057	1,657
Remgro Ltd.	271,279	5,195
Reunert Ltd.	99,367	694
RMB Holdings Ltd.	402,285	1,602
RMI Holdings	383,751	976
Sanlam Ltd.	1,010,476	4,687
Sappi Ltd.*	315,564	784
Sasol Ltd.	309,985	13,466
Shoprite Holdings Ltd.	242,471	4,541
Spar Group (The) Ltd.	98,066	1,189
Standard Bank Group Ltd.	679,127	7,634
Steinhoff International Holdings Ltd.*	721,804	1,789
Tiger Brands Ltd.	91,653	2,734
Truworths International Ltd.	248,946	2,187
Vodacom Group Ltd.	211,202	2,238
Woolworths Holdings Ltd.	428,433	2,790

		142,871

South Korea - 13.5%
Amorepacific Corp.	1,833	1,466
AMOREPACIFIC Group	1,551	471
BS Financial Group, Inc.	92,352	1,163
Celltrion, Inc.	34,205	1,252
Cheil Industries, Inc.	26,577	2,076
Cheil Worldwide, Inc.*	52,870	1,135
CJ CheilJedang Corp.	4,537	1,028
CJ Corp.	8,363	828
Coway Co. Ltd.	30,330	1,477
Daelim Industrial Co. Ltd.	15,639	1,183
Daewoo Engineering & Construction Co. Ltd.*	59,400	367
Daewoo International Corp.	25,528	785
Daewoo Securities Co. Ltd.	93,638	817
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	53,300	1,170
DGB Financial Group, Inc.	77,530	1,057
Dongbu Insurance Co. Ltd.	24,361	1,026
Doosan Corp.	4,570	513
Doosan Heavy Industries & Construction Co. Ltd.	27,582	1,022
Doosan Infracore Co. Ltd.*	55,880	519
E-Mart Co. Ltd.	11,922	2,092
GS Engineering & Construction Corp.	20,110	489
GS Holdings	29,100	1,303
Halla Visteon Climate Control Corp.	20,620	653
Hana Financial Group, Inc.	156,563	4,529
Hankook Tire Co. Ltd.	42,218	1,952
Hanwha Chemical Corp.	46,752	679
Hanwha Corp.	25,405	652
Hanwha Life Insurance Co. Ltd.	120,110	690
Hite Jinro Co. Ltd.	15,340	418
Hyosung Corp.	13,769	707
Hyundai Department Store Co. Ltd.	8,680	1,135
Hyundai Development Co.-Engineering & Construction	31,770	692
Hyundai Engineering & Construction Co. Ltd.	40,722	1,986
Hyundai Glovis Co. Ltd.	7,503	1,269
Hyundai Heavy Industries Co. Ltd.	23,753	3,795
Hyundai Hysco Co. Ltd.	17,798	531
Hyundai Marine & Fire Insurance Co. Ltd.	34,640	917
Hyundai Merchant Marine Co. Ltd.*	34,439	432
Hyundai Mipo Dockyard	6,094	668
Hyundai Mobis	38,661	9,205
Hyundai Motor Co.	87,115	17,115
Hyundai Securities Co. Ltd.	59,780	333
Hyundai Steel Co.	31,647	1,768
Hyundai Wia Corp.	8,812	1,306
Industrial Bank of Korea	92,310	881
Kangwon Land, Inc.	53,960	1,489
KB Financial Group, Inc.	217,734	6,496
KCC Corp.	2,642	757
Kia Motors Corp.	149,399	8,077
Korea Aerospace Industries Ltd.	22,690	605
Korea Electric Power Corp.*	146,146	3,359
Korea Gas Corp.	12,909	594

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5% continued
South Korea - 13.5% continued
Korea Investment Holdings Co. Ltd.	21,680	$784
Korea Zinc Co. Ltd.	4,858	1,170
Korean Air Lines Co. Ltd.*	20,025	537
KT Corp.	14,619	457
KT Corp. ADR	6,526	101
KT&G Corp.	62,352	4,044
Kumho Petro chemical Co. Ltd.	7,702	553
LG Chem Ltd.	26,325	5,799
LG Corp.	53,420	2,958
LG Display Co. Ltd.*	130,020	3,126
LG Display Co. Ltd. ADR*	3,800	45
LG Electronics, Inc.	60,291	3,834
LG Household & Health Care Ltd.	5,288	2,577
LG Innotek Co. Ltd.*	5,984	475
LG Uplus Corp.*	123,102	1,288
Lotte Chemical Corp.	9,752	1,212
Lotte Confectionery Co. Ltd.	392	551
Lotte Shopping Co. Ltd.	6,331	1,966
LS Corp.	9,951	603
LS Industrial Systems Co. Ltd.	8,625	431
Mirae Asset Securities Co. Ltd.	14,075	510
NCSoft Corp.	8,621	1,217
NHN Corp.	23,200	5,912
OCI Co. Ltd.	9,439	1,101
Orion Corp.	2,018	1,684
POSCO	35,597	9,278
POSCO ADR	5,928	386
S-1 Corp.	9,438	518
Samsung C&T Corp.	71,086	3,341
Samsung Card Co. Ltd.	19,352	657
Samsung Electro-Mechanics Co. Ltd.	33,699	2,556
Samsung Electronics Co. Ltd.	62,487	73,340
Samsung Engineering Co. Ltd.	16,778	1,085
Samsung Fire & Marine Insurance Co. Ltd.	20,152	4,099
Samsung Heavy Industries Co. Ltd.	91,310	2,844
Samsung Life Insurance Co. Ltd.	33,800	3,188
Samsung SDI Co. Ltd.	19,507	2,317
Samsung Securities Co. Ltd.	34,865	1,401
Samsung Techwin Co. Ltd.	21,270	1,210
Shinhan Financial Group Co. Ltd.	242,290	7,953
Shinsegae Co. Ltd.	3,891	715
SK C&C Co. Ltd.	12,912	1,125
SK Holdings Co. Ltd.	14,532	2,149
SK Hynix, Inc.*	295,510	8,057
SK Innovation Co. Ltd.	34,144	4,021
SK Networks Co. Ltd.	66,100	371
SK Telecom Co. Ltd.	4,235	778
SK Telecom Co. Ltd. ADR	10,300	209
S-Oil Corp.	25,387	1,620
Woori Finance Holdings Co. Ltd.	207,490	1,904
Woori Investment & Securities Co. Ltd.	66,997	655
Yuhan Corp.	4,351	699

		276,340

Spain - 0.0%
Cemex Latam Holdings S.A.*	94,420	629

Taiwan - 11.5%
Acer, Inc.*	1,432,796	1,025
Advanced Semiconductor Engineering, Inc.	3,437,364	2,870
Advantech Co. Ltd.	156,285	743
Asia Cement Corp.	1,178,266	1,437
Asustek Computer, Inc.	384,546	3,290
AU Optronics Corp.*	4,903,215	1,766
Catcher Technology Co. Ltd.	381,111	1,969
Cathay Financial Holding Co. Ltd.	4,006,175	5,433
Chailease Holding Co. Ltd.	392,000	920
Chang Hwa Commercial Bank	2,437,536	1,340
Cheng Shin Rubber Industry Co. Ltd.	791,465	2,487
Cheng Uei Precision Industry Co. Ltd.	232,886	458
Chicony Electronics Co. Ltd.	268,509	697
China Airlines Ltd.*	1,467,307	552
China Development Financial Holding Corp.*	7,711,868	2,150
China Life Insurance Co. Ltd.*	1,100,661	1,081
China Motor Corp.	328,000	289
China Petrochemical Development Corp.	959,172	486
China Steel Corp.	6,487,869	5,304
Chunghwa Telecom Co. Ltd.	2,107,493	7,163
Chunghwa Telecom Co. Ltd. ADR	4,048	130
Clevo Co.	271,970	460
Compal Electronics, Inc.	2,406,759	1,347
CTBC Financial Holding Co. Ltd.	6,987,933	4,308
CTCI Corp.	316,000	573
Delta Electronics, Inc.	1,024,521	4,636
E.Sun Financial Holding Co. Ltd.	2,391,541	1,455
Epistar Corp.*	486,351	849
Eva Airways Corp.*	916,271	523
Evergreen Marine Corp. Taiwan Ltd.*	977,795	534

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5% continued
Taiwan - 11.5% continued
Far Eastern Department Stores Co. Ltd.	541,129	$513
Far Eastern New Century Corp.	1,719,404	1,853
Far EasTone Telecommunications Co. Ltd.	900,345	2,415
Farglory Land Development Co. Ltd.	189,000	346
Feng Hsin Iron & Steel Co.	237,160	419
First Financial Holding Co. Ltd.	3,716,814	2,193
Formosa Chemicals & Fibre Corp.	1,780,320	4,347
Formosa International Hotels Corp.	18,615	218
Formosa Petrochemical Corp.	649,487	1,655
Formosa Plastics Corp.	2,258,349	5,445
Formosa Taffeta Co. Ltd.	412,827	392
Foxconn Technology Co. Ltd.	449,614	1,086
Fubon Financial Holding Co. Ltd.	3,238,025	4,390
Giant Manufacturing Co. Ltd.	157,483	1,082
Hermes Microvision, Inc.	17,000	488
Highwealth Construction Corp.	178,200	373
Hiwin Technologies Corp.	101,603	603
Hon Hai Precision Industry Co. Ltd.	5,685,655	13,977
Hotai Motor Co. Ltd.	140,900	1,513
HTC Corp.	411,220	3,266
Hua Nan Financial Holdings Co. Ltd.	2,944,530	1,644
Innolux Corp.*	3,860,392	1,907
Inventec Corp.	1,365,314	758
Kinsus Interconnect Technology Corp.	158,587	599
Largan Precision Co. Ltd.	56,835	1,808
LCY Chemical Corp.	284,648	355
Lite-On Technology Corp.	1,175,557	2,059
MediaTek, Inc.	686,507	7,936
Mega Financial Holding Co. Ltd.	4,845,972	3,663
Merida Industry Co. Ltd.	114,000	675
MStar Semiconductor, Inc.	104,317	736
Nan Kang Rubber Tire Co. Ltd.	326,769	378
Nan Ya Plastics Corp.	2,672,695	5,603
Novatek Microelectronics Corp.	307,850	1,484
Pegatron Corp.*	896,594	1,483
Phison Electronics Corp.	76,608	631
Pou Chen Corp.	1,152,093	1,094
Powertech Technology, Inc.*	364,568	679
President Chain Store Corp.	326,220	2,130
Quanta Computer, Inc.	1,412,576	3,043
Radiant Opto-Electronics Corp.	237,670	774
Realtek Semiconductor Corp.*	262,829	621
Ruentex Development Co. Ltd.	303,940	548
Ruentex Industries Ltd.	270,781	595
ScinoPharm Taiwan Ltd.	109,000	250
Shin Kong Financial Holding Co. Ltd.*	3,424,463	1,146
Siliconware Precision Industries Co.	1,681,480	2,106
Simplo Technology Co. Ltd.	156,532	674
SinoPac Financial Holdings Co. Ltd.	3,470,131	1,640
Standard Foods Corp.	141,080	444
Synnex Technology International Corp.	704,086	916
Taishin Financial Holding Co. Ltd.	3,298,372	1,444
Taiwan Business Bank*	1,888,387	560
Taiwan Cement Corp.	1,877,055	2,302
Taiwan Cooperative Financial Holding Co. Ltd.	2,969,536	1,640
Taiwan Fertilizer Co. Ltd.	439,000	1,056
Taiwan Glass Industry Corp.	538,377	484
Taiwan Mobile Co. Ltd.	952,076	3,752
Taiwan Semiconductor Manufacturing Co. Ltd.	13,931,193	50,417
Teco Electric and Machinery Co. Ltd.	986,000	980
TPK Holding Co. Ltd.	129,003	2,053
Transcend Information, Inc.	109,442	338
Tripod Technology Corp.	245,082	526
TSRC Corp.	320,892	614
Tung Ho Steel Enterprise Corp.	401,271	362
U-Ming Marine Transport Corp.	233,000	362
Unimicron Technology Corp.	733,418	698
Uni-President Enterprises Corp.	2,343,195	4,554
United Microelectronics Corp.	6,979,043	3,354
Vanguard International Semiconductor Corp.	411,000	463
Walsin Lihwa Corp.*	1,792,770	506
Wan Hai Lines Ltd.*	646,825	333
Wistron Corp.	1,164,977	1,170
WPG Holdings Ltd.	812,316	957
Ya Hsin Industrial Co. Ltd.(3) *	121,548	—
Yang Ming Marine Transport Corp.*	753,356	311
Yuanta Financial Holding Co. Ltd.	4,814,647	2,492
Yulon Motor Co. Ltd.	426,257	680
Zhen Ding Technology Holding Ltd.	117,000	265

		233,901

Thailand - 2.7%
Advanced Info Service PCL (Registered)	194,000	1,764
Advanced Info Service PCL NVDR	395,299	3,557
Airports of Thailand PCL NVDR	241,900	1,303
Bangkok Bank PCL (Registered)	381,900	2,539
Bangkok Bank PCL NVDR	435,000	2,848

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.5% continued
Thailand - 2.7% continued
Bangkok Dusit Medical Services PCL NVDR	181,700	$917
Bank of Ayudhya PCL (Registered)	518,654	588
Bank of Ayudhya PCL NVDR	849,668	963
Banpu PCL (Registered)	23,350	182
Banpu PCL NVDR	38,258	296
BEC World PCL (Registered)	196,500	372
BEC World PCL NVDR	362,207	685
Central Pattana PCL NVDR	730,400	1,052
Charoen Pokphand Foods PCL NVDR	1,540,357	1,275
CP ALL PCL (Registered)	905,200	1,116
CP ALL PCL NVDR	1,604,536	2,003
Glow Energy PCL (Registered)	87,100	202
Glow Energy PCL NVDR	210,302	486
Home Product Center PCL NVDR	1,400,200	516
Indorama Ventures PCL NVDR	846,647	483
IRPC PCL (Registered)	1,860,900	198
IRPC PCL NVDR	3,893,681	411
Kasikornbank PCL	50,000	305
Kasikornbank PCL (Registered)	280,600	1,757
Kasikornbank PCL NVDR	736,797	4,488
Krung Thai Bank PCL (Registered)	699,750	458
Krung Thai Bank PCL NVDR	1,284,193	835
Minor International PCL NVDR	877,500	694
PTT Exploration & Production PCL NVDR	545,243	2,763
PTT Exploration & Production PCL (Registered)	242,500	1,239
PTT Global Chemical PCL (Registered)	189,814	422
PTT Global Chemical PCL NVDR	754,876	1,666
PTT PCL (Registered)	183,500	2,006
PTT PCL NVDR	302,500	3,252
Siam Cement PCL (Registered)	51,000	747
Siam Cement PCL NVDR	199,398	2,845
Siam Commercial Bank PCL (Registered)	232,700	1,231
Siam Commercial Bank PCL NVDR	767,476	4,215
Siam Makro PCL NVDR	54,400	1,368
Thai Oil PCL (Registered)	97,800	199
Thai Oil PCL NVDR	382,495	770
True Corp. PCL NVDR*	2,900,000	616

		55,632

Turkey - 1.9%
Akbank T.A.S.	1,021,057	4,150
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	118,475	1,720
Arcelik A.S.	130,841	863
BIM Birlesik Magazalar A.S.	120,354	2,606
Coca-Cola Icecek A.S.	36,674	1,054
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	349,047	491
Enka Insaat ve Sanayi A.S.	232,934	585
Eregli Demir ve Celik Fabrikalari T.A.S.	774,671	798
Ford Otomotiv Sanayi A.S.	41,018	565
Haci Omer Sabanci Holding A.S.	457,234	2,408
KOC Holding A.S.	358,049	1,715
Koza Altin Isletmeleri A.S.	25,703	312
TAV Havalimanlari Holding A.S.	92,678	542
Tofas Turk Otomobil Fabrikasi A.S.	74,079	462
Tupras Turkiye Petrol Rafinerileri A.S.	70,808	1,728
Turk Hava Yollari AO	310,929	1,206
Turk Telekomunikasyon A.S.	255,063	990
Turkcell Iletisim Hizmetleri A.S.*	437,210	2,534
Turkiye Garanti Bankasi A.S.	1,309,057	5,699
Turkiye Halk Bankasi A.S.	354,000	2,992
Turkiye Is Bankasi, Class C	885,793	2,610
Turkiye Sise ve Cam Fabrikalari A.S.	269,323	376
Turkiye Vakiflar Bankasi Tao, Class D	421,848	1,048
Yapi ve Kredi Bankasi A.S.	488,240	1,108

		38,562

Ukraine - 0.0%
Kernel Holding S.A.*	29,702	428

United States - 0.1%
Southern Copper Corp.	96,527	2,666

Total Common Stocks(4) (Cost $1,747,405)		1,850,055

PREFERRED STOCKS - 6.3%
Brazil - 5.0%
AES Tiete S.A.	58,353	546
Banco Bradesco S.A.	985,462	12,719
Banco do Estado do Rio Grande do Sul S.A., Class B*	105,418	704
Bradespar S.A.*	128,401	1,154
Braskem S.A., Class A*	87,041	641
Centrais Eletricas Brasileiras S.A., Class B	128,141	501
Cia Brasileira de Distribuicao Grupo Pao de Acucar	69,642	3,121
Cia de Bebidas das Americas	354,499	13,229
Cia de Bebidas das Americas ADR	33,800	1,263
Cia Energetica de Minas Gerais	304,992	2,708

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 6.3% continued
Brazil - 5.0% continued
Cia Energetica de Sao Paulo, Class B	95,108	$824
Cia Paranaense de Energia, Class B	53,744	664
Gerdau S.A.	487,761	2,765
Itau Unibanco Holding S.A.	1,420,280	18,344
Itausa - Investimentos Itau S.A.	1,570,914	5,815
Itausa - Investimentos Itau S.A.*	43,111	158
Klabin S.A.	271,221	1,332
Lojas Americanas S.A.	228,694	1,595
Marcopolo S.A.*	126,176	723
Metalurgica Gerdau S.A.	153,499	1,093
Oi S.A.	292,398	522
Petroleo Brasileiro S.A.*	1,985,195	14,440
Suzano Papel e Celulose S.A., Class A	165,800	609
Telefonica Brasil S.A.	140,791	3,182
Telefonica Brasil S.A. ADR	27,945	638
Usinas Siderurgicas de Minas Gerais S.A., Class A*	220,144	736
Vale S.A.	1,072,930	13,007

		103,033

Chile - 0.1%
Embotelladora Andina S.A., Class B	145,037	839
Sociedad Quimica y Minera de Chile S.A., Class B	50,903	2,064

		2,903

Colombia - 0.3%
Banco Davivienda S.A.	53,813	648
Bancolombia S.A.	159,900	2,247
Grupo Argos S.A.	66,025	663
Grupo Aval Acciones y Valores	827,034	592
Grupo de Inversiones Suramericana S.A.	53,792	1,062

		5,212

Russia - 0.3%
AK Transneft OAO	878	1,941
Sberbank of Russia	571,494	1,218
Surgutneftegas OAO	2,532,324	1,593
Surgutneftegas OAO ADR	140,161	859

		5,611

South Korea - 0.6%
Hyundai Motor Co. Ltd.	13,838	1,172
Hyundai Motor Co., Class 2	21,582	1,883
LG Chem Ltd.	4,159	416
Samsung Electronics Co. Ltd.	11,591	8,938

		12,409

Total Preferred Stocks(4) (Cost $151,411)		129,168

INVESTMENT COMPANIES - 1.6%
iShares MSCI Emerging Markets ETF	295,000	11,378
iShares MSCI South Korea Capped ETF	50,900	2,708
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	4,694,346	4,694
Vanguard FTSE Emerging Markets ETF	383,900	14,888

Total Investment Companies (Cost $33,987)		33,668

Total Investments - 98.4% (Cost $1,932,803)		2,012,891

Other Assets less Liabilities - 1.6%		32,047

NET ASSETS - 100.0%		$2,044,938

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $2,053,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Reliance Industries Ltd. GDR	11/1/06-12/06/12	$1,996
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	Security has been deemed worthless and is a Level 3 investment.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	The Fund had approximately $ 4,694,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the three months ended June 30, 2013.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

At June 30, 2013, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Dax Index (Euro)	7	$1,815	Long	9/13	$(57)
FTSE/JSE Top 40 Index (South African Rand)	185	6,514	Long	9/13	(211)
Hang Seng Index (Hong Kong Dollar)	53	7,082	Long	7/13	289
Mini MSCI Emerging Markets Index (United States Dollar)	75	3,501	Long	9/13	66
MSCI Taiwan Index (United States Dollar)	220	6,149	Long	7/13	193
S&P/TSX 60 Index (Canadian Dollar)	33	4,348	Long	9/13	36
SGX S&P CNX Nifty Index (United States Dollar)	332	3,869	Long	7/13	128
SPI 200 Index (Australian Dollar)	17	1,854	Long	9/13	6

Total					$450

At June 30, 2013, the Emerging Markets Equity Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	3,110	Hong Kong Dollar	24,139	9/18/13	$3
United States Dollar	830	Indian Rupee	48,978	9/18/13	(21)
United States Dollar	2,360	Taiwan Dollar	70,399	9/18/13	(9)
United States Dollar	2,800	Korean Won	3,179,680	9/23/13	(27)

Total					$(54)

At June 30, 2013, the industry sectors for the Emerging Markets Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.2%
Consumer Staples	9.3
Energy	11.2
Financials	28.6
Health Care	1.5
Industrials	6.2
Information Technology	14.5
Materials	9.4
Telecommunication Services	7.8
Utilities	3.3

Total	100.0%

At June 30, 2013, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	17.8%
Korean Won	14.4
Taiwan Dollar	11.6
Brazilian Real	10.5
United States Dollar	8.8
South African Rand	7.1
Indian Rupee	6.3
Mexican Peso	5.4
All other currencies less than 5%	18.1

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indicies). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobervable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$21,159	$139,034	$—	$160,193
Consumer Staples	59,297	109,497	—	168,794
Energy	44,305	162,571	—	206,876
Financials	76,197	425,181	—	501,378
Health Care	2,916	27,126	—	30,042
Industrials	23,521	100,704	—	124,225
Information Technology	8,098	273,367	—	281,465
Materials	50,556	113,969	—	164,525
Telecommunication Services	34,307	117,594	—	151,901
Utilities	19,516	41,140	—	60,656
Preferred Stocks
Consumer Discretionary	1,595	3,055	—	4,650
Consumer Staples	18,452	—	—	18,452
Energy	18,832	—	—	18,832
Financials	43,350	158	—	43,508
Industrials	723	—	—	723
Information Technology	—	8,938	—	8,938
Materials	24,065	417	—	24,482
Telecommunication Services	4,341	—	—	4,341
Utilities	5,242	—	—	5,242
Investment Companies	33,668	—	—	33,668

Total Investments	$490,140	$1,522,751	$—	$2,012,891

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	718	—	—	718
Foreign Currency Exchange Contracts	—	3	—	3
Liabilities
Futures Contracts	(268)	—	—	(268)
Foreign Currency Exchange Contracts	—	(57)	—	(57)

Total Other Financial Instruments	$450	$(54)	$—	$396

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$70,445	Valuations at last trade with foreign fair value adjustments
Consumer Staples	40,684	Valuations at last trade with foreign fair value adjustments
Energy	46,302	Valuations at last trade with foreign fair value adjustments
Financials	146,640	Valuations at last trade with foreign fair value adjustments
Health Care	4,547	Valuations at last trade with foreign fair value adjustments
Industrials	56,253	Valuations at last trade with foreign fair value adjustments
Information Technology	225,045	Valuations at last trade with foreign fair value adjustments
Materials	65,554	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	35,030	Valuations at last trade with foreign fair value adjustments
Utilities	12,821	Valuations at last trade with foreign fair value adjustments
Preferred Stocks
Consumer Discretionary	3,055	Valuations at last trade with foreign fair value adjustments
Information Technology	8,938	Valuations at last trade with foreign fair value adjustments
Materials	417	Valuations at last trade with foreign fair value adjustments

Total	$715,731

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,961,834

Gross tax appreciation of investments	$307,133
Gross tax depreciation of investments	(256,076)

Net tax appreciation of investments	$51,057

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%
Australia - 6.1%
BGP Holdings PLC - (Fractional Shares)*	6,535,576	$—
BWP Trust	625,550	1,282
CFS Retail Property Trust Group	2,299,312	4,188
Charter Hall Retail REIT	382,494	1,333
Commonwealth Property Office Fund	2,732,732	2,744
Dexus Property Group	5,183,072	5,039
Federation Centres Ltd.	1,479,420	3,197
Goodman Group	1,983,839	8,793
GPT Group	1,817,091	6,360
Investa Office Fund	666,795	1,764
Mirvac Group	4,240,379	6,177
Stockland	2,669,198	8,453
Westfield Group	2,401,646	25,053
Westfield Retail Trust	3,287,141	9,278

		83,661

Austria - 0.5%
Atrium European Real Estate Ltd.	195,219	1,018
CA Immobilien Anlagen A.G.*	83,551	962
Conwert Immobilien Invest S.E.*	70,278	695
IMMOFINANZ A.G.*	1,118,766	4,178

		6,853

Belgium - 0.4%
Aedifica	10,226	632
Befimmo S.C.A. Sicafi	18,352	1,161
Cofinimmo	18,042	1,972
Intervest Offices & Warehouses	8,810	205
Leasinvest Real Estate S.C.A.	2,505	215
Warehouses De Pauw S.C.A.	11,799	749
Wereldhave Belgium N.V.	2,332	256

		5,190

Brazil - 1.4%
Aliansce Shopping Centers S.A.	92,308	788
BR Malls Participacoes S.A.	497,423	4,447
BR Properties S.A.	230,783	1,960
Brookfield Incorporacoes S.A.*	295,979	203
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	324,728	2,231
Direcional Engenharia S.A.	94,130	562
Even Construtora e Incorporadora S.A.	225,475	805
Ez Tec Empreendimentos e Participacoes S.A.	58,040	708
Gafisa S.A.*	499,500	643
General Shopping Brasil S.A.*	21,504	83
Helbor Empreendimentos S.A.	139,136	542
Iguatemi Empresa de Shopping Centers S.A.	68,072	670
JHSF Participacoes S.A.	129,316	359
MRV Engenharia e Participacoes S.A.	358,803	1,058
Multiplan Empreendimentos Imobiliarios S.A.	88,521	2,063
PDG Realty S.A. Empreendimentos e Participacoes	1,558,582	1,453
Rodobens Negocios Imobiliarios S.A.	28,773	188
Rossi Residencial S.A.*	326,031	427
Sonae Sierra Brasil S.A.	30,615	329
Tecnisa S.A.*	108,331	412
Viver Incorporadora e Construtora S.A.*	289,144	36

		19,967

Canada - 3.5%
Allied Properties Real Estate Investment Trust	78,498	2,389
Artis Real Estate Investment Trust	145,217	2,082
Boardwalk Real Estate Investment Trust	46,240	2,563
Calloway Real Estate Investment Trust	118,330	2,893
Canadian Apartment Properties REIT	118,031	2,542
Canadian Real Estate Investment Trust	78,767	3,262
Chartwell Retirement Residences	197,889	1,846
Cominar Real Estate Investment Trust	143,706	2,848
Crombie Real Estate Investment Trust	62,581	815
Dundee International Real Estate Investment Trust	108,725	1,018
Dundee Real Estate Investment Trust, Class A	120,571	3,742
Extendicare, Inc.	99,078	612
First Capital Realty, Inc.	96,095	1,631
Granite Real Estate Investment Trust	54,617	1,882
H&R Real Estate Investment Trust	296,472	6,213
InnVest Real Estate Investment Trust	98,808	397
Killam Properties, Inc.	59,524	606
Morguard Real Estate Investment Trust	41,431	642
Northern Property Real Estate Investment Trust	37,151	968
NorthWest Healthcare Properties Real Estate Investment Trust	35,276	385
Pure Industrial Real Estate Trust	156,620	685
RioCan Real Estate Investment Trust	343,385	8,251

		48,272

China - 1.8%
Agile Property Holdings Ltd.	1,453,979	1,554

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
China - 1.8% continued
Beijing Capital Land Ltd., Class H	1,212,000	$440
Beijing North Star Co. Ltd., Class H	767,662	170
China Merchants Property Development Co. Ltd., Class B	165,508	472
China Vanke Co. Ltd., Class B	1,529,841	2,720
Country Garden Holdings Co. Ltd.*	4,243,233	2,193
Evergrande Real Estate Group Ltd.*	5,780,000	2,117
Fantasia Holdings Group Co. Ltd.	2,443,500	383
Greentown China Holdings Ltd.	891,000	1,437
Guangzhou R&F Properties Co. Ltd., Class H	1,125,002	1,609
Hui Xian Real Estate Investment Trust	2,381,384	1,529
Kaisa Group Holdings Ltd.*	1,858,600	415
Longfor Properties Co. Ltd.	1,263,000	1,875
Powerlong Real Estate Holdings Ltd.	1,641,000	316
Renhe Commercial Holdings Co. Ltd.*	12,196,000	676
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	593,444	747
Shui On Land Ltd.	3,558,277	1,033
Sino-Ocean Land Holdings Ltd.	3,673,386	1,979
SOHO China Ltd.	1,765,756	1,397
Sunac China Holdings Ltd.	1,840,050	1,195

		24,257

Egypt - 0.0%
Six of October Development & Investment*	71,164	149

Finland - 0.2%
Citycon OYJ	264,145	820
Sponda OYJ	280,545	1,318
Technopolis OYJ	80,667	452

		2,590

France - 2.9%
Affine S.A.	7,469	125
ANF Immobilier	8,691	238
Fonciere Des Regions	36,292	2,721
Gecina S.A.	21,307	2,346
ICADE	26,489	2,188
Klepierre	112,294	4,426
Mercialys S.A.	47,406	914
Orco Property Group*	112,839	326
Societe de la Tour Eiffel	6,398	377
Societe Immobiliere de Location pour I’Industrie et le Commerce	9,355	964
Unibail-Rodamco S.E.	110,014	25,509

		40,134

Germany - 1.0%
Alstria Office REIT-A.G.*	77,852	851
Deutsche Euroshop A.G.	53,245	2,118
Deutsche Wohnen A.G. (Bearer)	186,888	3,171
DIC Asset A.G.	27,762	276
GAGFAH S.A.*	91,304	1,124
GSW Immobilien A.G.	57,786	2,228
Hamborner REIT A.G.	52,782	480
IVG Immobilien A.G.*	154,898	47
LEG Immobilien A.G.*	30,047	1,562
Prime Office REIT-A.G.*	46,030	214
TAG Immobilien A.G.	143,950	1,567

		13,638

Greece - 0.0%
Eurobank Properties Real Estate Investment Co.*	30,370	282

Hong Kong - 9.4%
C C Land Holdings Ltd.	1,508,000	427
Champion REIT	2,966,846	1,358
China Overseas Land & Investment Ltd.	4,728,542	12,272
China Resources Land Ltd.	2,169,218	5,895
CIFI Holdings Group Co. Ltd.	1,958,880	313
CSI Properties Ltd.	5,900,000	246
Franshion Properties China Ltd.	4,258,000	1,414
Glorious Property Holdings Ltd.*	3,206,100	483
Hang Lung Properties Ltd.	2,584,452	8,973
Henderson Land Development Co. Ltd.	1,191,143	7,056
HKR International Ltd.	790,400	387
Hongkong Land Holdings Ltd.	1,359,618	9,313
Hopson Development Holdings Ltd.*	720,000	977
Hysan Development Co. Ltd.	729,045	3,130
K Wah International Holdings Ltd.	1,235,000	564
Kerry Properties Ltd.	748,599	2,911
KWG Property Holding Ltd.	1,324,500	688
Link REIT (The)	2,646,872	12,921
Mingfa Group International Co. Ltd.*	1,161,000	349
Minmetals Land Ltd.	1,232,000	174
New World China Land Ltd.	3,049,899	1,168
New World Development Co. Ltd.	4,340,595	5,980
Poly Property Group Co. Ltd.	2,093,000	1,119
Shenzhen Investment Ltd.	2,395,108	903

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Hong Kong - 9.4% continued
Shimao Property Holdings Ltd.	1,613,869	$3,167
Sino Land Co. Ltd.	3,462,216	4,849
Sinolink Worldwide Holdings Ltd.*	2,186,000	184
Sun Hung Kai Properties Ltd.	1,785,619	22,958
Swire Properties Ltd.	1,362,600	4,003
Wharf Holdings Ltd.	1,754,317	14,595
Yuexiu Property Co. Ltd.	5,507,400	1,385

		130,162

India - 0.2%
Anant Raj Ltd.	128,827	114
DLF Ltd.	494,458	1,494
Parsvnath Developers Ltd.*	200,619	110
Prestige Estates Projects Ltd.	78,065	200
Unitech Ltd.*	1,579,788	556

		2,474

Indonesia - 0.9%
Agung Podomoro Land Tbk PT*	8,106,696	313
Alam Sutera Realty Tbk PT	13,703,640	1,028
Bakrieland Development Tbk PT*	52,175,643	262
Bumi Serpong Damai PT	8,078,000	1,456
Ciputra Development Tbk PT	12,399,790	1,682
Ciputra Property Tbk PT	3,294,938	392
Ciputra Surya Tbk PT	937,500	309
Intiland Development Tbk PT	6,332,000	324
Kawasan Industri Jababeka Tbk PT*	17,684,000	629
Lippo Karawaci Tbk PT	22,261,531	3,395
Pakuwon Jati Tbk PT	14,220,140	489
Sentul City Tbk PT*	21,150,517	518
Summarecon Agung Tbk PT	12,660,000	1,645

		12,442

Israel - 0.1%
Azrieli Group	42,286	1,255

Italy - 0.1%
Beni Stabili S.p.A.	955,839	590
Immobiliare Grande Distribuzione	170,464	172

		762

Japan - 12.2%
Activia Properties, Inc.	215	1,695
Advance Residence Investment Corp.	1,410	3,056
Aeon Mall Co. Ltd.	94,997	2,354
Daiwahouse Residential Investment Corp.	326	1,303
Frontier Real Estate Investment Corp.	207	1,901
GLP J-Reit	1,807	1,767
Hulic Co. Ltd.	341,740	3,667
Industrial & Infrastructure Fund Investment Corp.	163	1,583
Japan Excellent, Inc.	232	1,308
Japan Logistics Fund, Inc.	171	1,569
Japan Prime Realty Investment Corp.	923	2,825
Japan Real Estate Investment Corp.	682	7,622
Japan Retail Fund Investment Corp.	2,416	5,031
Kenedix Realty Investment Corp.	330	1,316
Mitsubishi Estate Co. Ltd.	1,466,480	39,057
Mitsui Fudosan Co. Ltd.	980,562	28,845
Mori Hills REIT Investment Corp.	232	1,446
Mori Trust Sogo Reit, Inc.	213	1,907
Nippon Accommodations Fund, Inc.	256	1,676
Nippon Building Fund, Inc.	763	8,842
Nippon Prologis REIT, Inc.*	271	2,362
Nomura Real Estate Holdings, Inc.	139,700	3,091
Nomura Real Estate Master Fund, Inc.*	1,903	1,888
Nomura Real Estate Office Fund, Inc.	335	1,469
NTT Urban Development Corp.	1,252	1,538
Orix JREIT, Inc.	1,845	2,114
Premier Investment Corp.	221	850
Sumitomo Realty & Development Co. Ltd.	551,425	21,993
Tokyo Tatemono Co. Ltd.	499,201	4,158
Tokyu Land Corp.	513,556	4,713
Tokyu REIT, Inc.	187	1,089
Top REIT, Inc.	175	785
United Urban Investment Corp.	2,450	3,295

		168,115

Malaysia - 0.6%
CapitaMalls Malaysia Trust	1,076,300	596
Eastern & Oriental Bhd.	835,900	527
Glomac Bhd.	411,300	157
IGB Corp. Bhd.	1,127,854	887
IGB Real Estate Investment Trust	1,876,500	788
IJM Land Bhd.	423,850	384
KLCC Property Holdings Bhd.	528,848	1,135
Mah Sing Group Bhd.	855,100	785
Pavilion Real Estate Investment Trust	1,037,500	494
SP Setia Bhd.	708,835	750
Tebrau Teguh Bhd.*	484,700	214
UEM Sunrise Bhd.	1,752,740	1,712
YTL Land & Development Bhd.*	408,800	138

		8,567

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Mexico - 0.1%
Consorcio ARA S.A.B. de C.V.*	923,293	$336
Corp. GEO S.A.B. de C.V., Series B*	549,034	233
Desarrolladora Homex S.A.B. de C.V.*	234,285	147
Urbi Desarrollos Urbanos S.A.B. de C.V.*	493,126	90

		806

Netherlands - 0.5%
Corio N.V.	74,993	2,973
Eurocommercial Properties N.V. - CVA	40,253	1,477
Nieuwe Steen Investments N.V.	65,579	420
Vastned	22,129	904
Wereldhave N.V.	25,156	1,633

		7,407

New Zealand - 0.1%
Kiwi Income Property Trust	1,150,049	946

Norway - 0.1%
Norwegian Property ASA	607,706	770

Philippines - 0.8%
Ayala Land, Inc.	6,533,151	4,559
Filinvest Land, Inc.	11,234,989	440
Megaworld Corp.	13,389,101	1,014
Robinsons Land Corp.	1,921,675	898
SM Prime Holdings, Inc.	8,091,253	3,028
Vista Land & Lifescapes, Inc.	3,874,061	500

		10,439

Poland - 0.0%
Globe Trade Centre S.A.*	274,141	673

Russia - 0.0%
PIK Group*	309,522	601

Singapore - 3.9%
Ascendas India Trust	818,000	460
Ascendas Real Estate Investment Trust	2,279,753	4,011
CapitaCommercial Trust	2,231,014	2,578
CapitaLand Ltd.	2,933,915	7,087
CapitaMall Trust	2,985,715	4,699
CapitaMalls Asia Ltd.	1,582,000	2,267
CDL Hospitality Trusts	723,610	970
City Developments Ltd.	682,000	5,735
First Real Estate Investment Trust	543,510	521
Fortune Real Estate Investment Trust	1,375,920	1,258
Global Logistic Properties Ltd.	3,465,793	7,477
Keppel Land Ltd.	899,027	2,361
Keppel REIT	1,516,720	1,549
Mapletree Commercial Trust	1,488,000	1,391
Mapletree Greater China Commercial Trust*	2,106,000	1,566
Mapletree Industrial Trust	1,330,948	1,381
Mapletree Logistics Trust	1,664,374	1,444
Suntec Real Estate Investment Trust	2,364,291	2,938
UOL Group Ltd.	626,000	3,319
Wing Tai Holdings Ltd.	514,355	827
Yanlord Land Group Ltd.	763,000	737

		54,576

South Africa - 1.3%
Acucap Properties Ltd.	182,239	880
Arrowhead Properties Ltd., Class A*	236,578	172
Arrowhead Properties Ltd., Class B*	225,053	160
Capital Property Fund	1,546,249	1,649
Emira Property Fund	506,327	770
Fountainhead Property Trust	742,455	601
Growthpoint Properties Ltd.	2,019,002	5,456
Hyprop Investments Ltd.	242,750	1,916
Redefine Properties Ltd.	3,338,973	3,501
Resilient Property Income Fund Ltd.*	264,098	1,435
SA Corporate Real Estate Fund Nominees Pty Ltd.	2,074,206	830
Vukile Property Fund Ltd.	496,716	839

		18,209

Sweden - 0.8%
Castellum AB	190,576	2,580
Fabege AB	150,882	1,479
Fastighets AB Balder, Class B*	105,509	762
Hufvudstaden AB, Class A	128,956	1,542
Klovern AB	96,310	388
Kungsleden AB	159,971	933
Wallenstam AB, Class B	118,836	1,556
Wihlborgs Fastigheter AB	76,779	1,138

		10,378

Switzerland - 0.8%
Allreal Holding A.G. (Registered)*	11,102	1,561
Mobimo Holding A.G. (Registered)*	7,221	1,470
PSP Swiss Property A.G. (Registered)*	46,256	4,001
Swiss Prime Site A.G. (Registered)*	63,343	4,655

		11,687

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	234,585	$228

Thailand - 0.5%
Amata Corp. PCL (Registered)	141,686	83
Amata Corp. PCL NVDR	470,871	275
AP Thailand PCL (Registered)	401,278	84
AP Thailand PCL NVDR	584,304	122
Central Pattana PCL (Registered)	825,726	1,198
Central Pattana PCL NVDR	730,098	1,052
Land and Houses PCL (Registered)	2,094,184	763
Land and Houses PCL NVDR	1,370,700	495
LPN Development PCL (Registered)	8,475	7
LPN Development PCL NVDR	682,901	528
Property Perfect PCL (Registered)	2,765,102	111
Property Perfect PCL NVDR	3,538,995	140
Pruksa Real Estate PCL NVDR	771,100	556
Quality Houses PCL NVDR	4,303,500	426
Sansiri PCL NVDR	4,153,500	413
SC Asset Corp. PCL (Registered)	664,875	89
SC Asset Corp. PCL NVDR	907,988	120
Siam Future Development PCL NVDR	819,478	168
Supalai PCL (Registered)	224,356	128
Supalai PCL NVDR	473,700	267
Ticon Industrial Connection PCL NVDR	488,237	281
WHA Corp PCL NVDR	182,800	273

		7,579

Turkey - 0.1%
Akfen Gayrimenkul Yatirim Ortakligi A.S.*	43,280	33
Alarko Gayrimenkul Yatirim Ortakligi A.S.	6,784	65
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	746,081	1,050
Is Gayrimenkul Yatirim Ortakligi A.S.	339,697	246
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	290,717	173

		1,567

United Arab Emirates - 0.4%
Aldar Properties PJSC	1,899,265	1,103
Emaar Properties PJSC	3,446,245	4,864
RAK Properties PJSC	1,111,030	166

		6,133

United Kingdom - 4.2%
Big Yellow Group PLC	150,657	883
British Land Co. PLC	1,142,385	9,829
Capital & Counties Properties PLC	754,122	3,762
Daejan Holdings PLC	5,893	328
Derwent London PLC	106,306	3,716
Development Securities PLC	148,453	412
Grainger PLC	472,226	1,041
Great Portland Estates PLC	399,754	3,229
Hammerson PLC	817,268	6,079
Hansteen Holdings PLC	746,920	916
Helical Bar PLC	116,428	448
Intu Properties PLC	777,971	3,707
Land Securities Group PLC	901,878	12,064
Londonmetric Property PLC	682,863	1,079
Mucklow A & J Group PLC	55,756	313
Primary Health Properties PLC	106,579	531
Quintain Estates & Development PLC*	529,252	627
Safestore Holdings PLC	218,742	413
Schroder Real Estate Investment Trust Ltd.	427,978	277
Segro PLC	861,862	3,643
Shaftesbury PLC	289,192	2,616
St. Modwen Properties PLC	192,241	792
Unite Group PLC	204,673	1,130
Workspace Group PLC	122,881	723

		58,558

United States - 42.0%
Acadia Realty Trust	63,357	1,564
Agree Realty Corp.	14,893	440
Alexander’s, Inc.	2,357	692
Alexandria Real Estate Equities, Inc.	81,283	5,342
American Assets Trust, Inc.	39,516	1,219
American Campus Communities, Inc.	121,832	4,954
Apartment Investment & Management Co., Class A	169,371	5,088
Ashford Hospitality Trust, Inc.	72,651	832
Associated Estates Realty Corp.	56,881	915
AvalonBay Communities, Inc.	149,959	20,231
BioMed Realty Trust, Inc.	222,482	4,501
Boston Properties, Inc.	175,731	18,534
Brandywine Realty Trust	180,947	2,446
BRE Properties, Inc.	89,221	4,463
Brookfield Office Properties, Inc.	288,502	4,798
Camden Property Trust	98,377	6,802
Campus Crest Communities, Inc.	74,914	865

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
United States - 42.0% continued
CapLease, Inc.	102,574	$866
CBL & Associates Properties, Inc.	190,523	4,081
Cedar Realty Trust, Inc.	86,018	446
Chesapeake Lodging Trust	56,531	1,175
Colonial Properties Trust	92,801	2,238
CommonWealth REIT	137,752	3,185
CommonWealth REIT - (Fractional Shares)*	75,000	—
Corporate Office Properties Trust	93,073	2,373
Cousins Properties, Inc.	127,040	1,283
CubeSmart	153,972	2,460
DCT Industrial Trust, Inc.	336,064	2,403
DDR Corp.	292,483	4,870
DiamondRock Hospitality Co.	227,342	2,119
Digital Realty Trust, Inc.	148,855	9,080
Douglas Emmett, Inc.	153,422	3,828
Duke Realty Corp.	371,270	5,788
DuPont Fabros Technology, Inc.	75,829	1,831
EastGroup Properties, Inc.	35,397	1,992
Education Realty Trust, Inc.	130,838	1,338
EPR Properties	54,149	2,722
Equity Lifestyle Properties, Inc.	43,701	3,434
Equity One, Inc.	68,855	1,558
Equity Residential	413,171	23,989
Essex Property Trust, Inc.	44,018	6,995
Excel Trust, Inc.	53,011	679
Extra Space Storage, Inc.	120,955	5,072
Federal Realty Investment Trust	74,759	7,751
FelCor Lodging Trust, Inc.*	144,804	856
First Industrial Realty Trust, Inc.	123,892	1,879
First Potomac Realty Trust	68,270	892
Forest City Enterprises, Inc., Class A*	154,918	2,775
Franklin Street Properties Corp.	100,918	1,332
General Growth Properties, Inc.	638,886	12,695
Getty Realty Corp.	28,589	590
Glimcher Realty Trust	165,181	1,804
Government Properties Income Trust	63,643	1,605
HCP, Inc.	525,133	23,862
Health Care REIT, Inc.	329,834	22,109
Healthcare Realty Trust, Inc.	104,502	2,665
Hersha Hospitality Trust	196,469	1,108
Highwoods Properties, Inc.	94,005	3,348
Home Properties, Inc.	60,513	3,956
Hospitality Properties Trust	162,499	4,270
Host Hotels & Resorts, Inc.	863,063	14,560
Hudson Pacific Properties, Inc.	49,657	1,057
Inland Real Estate Corp.	99,539	1,017
Investors Real Estate Trust	115,578	994
Kilroy Realty Corp.	87,817	4,655
Kimco Realty Corp.	470,238	10,077
Kite Realty Group Trust	106,077	640
LaSalle Hotel Properties	111,138	2,745
Lexington Realty Trust	247,215	2,887
Liberty Property Trust	139,294	5,148
LTC Properties, Inc.	39,887	1,558
Macerich (The) Co.	158,357	9,655
Mack-Cali Realty Corp.	102,233	2,504
Medical Properties Trust, Inc.	174,278	2,496
Mid-America Apartment Communities, Inc.	49,118	3,329
National Health Investors, Inc.	28,434	1,702
National Retail Properties, Inc.	135,181	4,650
Omega Healthcare Investors, Inc.	134,460	4,171
Parkway Properties, Inc.	51,303	860
Pebblebrook Hotel Trust	70,308	1,817
Pennsylvania Real Estate Investment Trust	73,988	1,397
Piedmont Office Realty Trust, Inc., Class A	196,653	3,516
Post Properties, Inc.	63,069	3,121
Prologis, Inc.	577,665	21,790
PS Business Parks, Inc.	21,022	1,517
Public Storage	165,800	25,422
Ramco-Gershenson Properties Trust	69,379	1,077
Realty Income Corp.	227,360	9,531
Regency Centers Corp.	105,976	5,385
Retail Opportunity Investments Corp.	76,703	1,066
RLJ Lodging Trust	142,763	3,211
Rouse Properties, Inc.	26,640	523
Sabra Health Care REIT, Inc.	42,900	1,120
Saul Centers, Inc.	14,605	649
Senior Housing Properties Trust	217,193	5,632
Silver Bay Realty Trust Corp.	43,070	713
Simon Property Group, Inc.	356,105	56,236
SL Green Realty Corp.	106,107	9,358
Sovran Self Storage, Inc.	36,281	2,351
Spirit Realty Capital, Inc.	89,200	1,581
STAG Industrial, Inc.	48,100	960
Strategic Hotels & Resorts, Inc.*	195,010	1,728
Sun Communities, Inc.	39,833	1,982
Sunstone Hotel Investors, Inc.*	188,671	2,279
Tanger Factory Outlet Centers	109,305	3,657

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
United States - 42.0% continued
Taubman Centers, Inc.	73,756	$5,543
TravelCenters of America LLC - (Fractional Shares)*	50,000	—
UDR, Inc.	289,253	7,373
Universal Health Realty Income Trust	14,918	643
Urstadt Biddle Properties, Inc., Class A	26,939	543
Ventas, Inc.	341,231	23,702
Vornado Realty Trust	194,237	16,093
Washington Real Estate Investment Trust	76,220	2,051
Weingarten Realty Investors	126,665	3,897
Winthrop Realty Trust	34,852	419
WP Carey, Inc.	67,106	4,440

		580,016

Total Common Stocks(1) (Cost $1,159,360)		1,339,343

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
YTL Land & Development Bhd.,
3.00%, 10/31/21	$114	$16

Total Convertible Bonds(1) (Cost $18)		16

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.6%
CPN Retail Growth Leasehold Property Fund	1,434,900	$848
F&C Commercial Property Trust Ltd.	574,725	984
F&C UK Real Estate Investment Ltd.	239,936	265
Medicx Fund Ltd.	290,072	343
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	18,865,998	18,866
Picton Property Income Ltd.	408,614	286
Standard Life Investment Property Income Trust PLC	171,335	157
UK Commercial Property Trust Ltd.	472,315	548

Total Investment Companies(1) (Cost $22,348)		22,297

Total Investments - 98.5% (Cost $1,181,726)		1,361,656

Other Assets less Liabilities - 1.5%		20,624

NET ASSETS - 100.0%		$1,382,280

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $19,343,000 with net sales of approximately $477,000 during the three months ended June 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400 (U.S. Dollar)	147	$17,021	Long	9/13	$142
Euro Stoxx 50 (Euro)	91	3,077	Long	9/13	(37)
Hang Seng Index (Hong Kong Dollar)	57	7,617	Long	7/13	273
SPI 200 Index (Australian Dollar)	59	6,433	Long	9/13	59
TOPIX Index (Japanese Yen)	4	456	Long	9/13	16
Yen Denominated Nikkei 225 (Japanese Yen)	72	4,973	Long	9/13	275

Total					$728

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

At June 30, 2013, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	43.7%
Japanese Yen	12.5
Hong Kong Dollar	10.7
Australian Dollar	6.2
Euro	5.7
All other currencies less than 5%	21.2

Total	100.0%

At June 30, 2013, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	15.4%
Diversified REITs	11.0
Office REITs	10.0
Real Estate Development	6.4
Real Estate Operating Companies	9.2
Residential REITs	8.5
Retail REITs	21.2
Specialized REITs	12.7
Other Industries less than 5%	5.6

Total	100.0%

At June 30, 2013, the Global Real Estate Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	537	United States Dollar	500	7/1/13	$9
British Pound	262	United States Dollar	400	7/1/13	1
Euro	345	United States Dollar	450	7/1/13	1
Japanese Yen	117,946	United States Dollar	1,200	7/1/13	11
United States Dollar	350	Canadian Dollar	348	7/4/13	(2)
Australian Dollar	874	United States Dollar	800	9/18/13	5
British Pound	780	United States Dollar	1,200	9/18/13	14
Euro	180	United States Dollar	240	9/18/13	6
Hong Kong Dollar	6,204	United States Dollar	800	9/18/13	— *
Swedish Krona	588	United States Dollar	90	9/18/13	2
United States Dollar	940	Australian Dollar	987	9/18/13	(43)
United States Dollar	230	British Pound	149	9/18/13	(3)
United States Dollar	1,440	British Pound	918	9/18/13	(44)
United States Dollar	180	Canadian Dollar	189	9/18/13	— *
United States Dollar	270	Canadian Dollar	275	9/18/13	(9)
United States Dollar	220	Euro	168	9/18/13	(1)
United States Dollar	2,040	Hong Kong Dollar	15,834	9/18/13	2
United States Dollar	440	Japanese Yen	43,004	9/18/13	(6)
United States Dollar	1,070	Japanese Yen	100,747	9/18/13	(54)
United States Dollar	450	Singapore Dollar	563	9/18/13	(6)
United States Dollar	360	Swiss Franc	333	9/18/13	(8)

Total					$(125)

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$10,674	$—	$—	$10,674
Financials	638,375	689,468	—	1,327,843
Health Care	612	—	—	612
Industrials	—	214	—	214
Convertible Bonds
Financials	—	16	—	16
Investment Companies	18,866	3,431	—	22,297

Total Investments	$668,527	$693,129	$—	$1,361,656

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$765	$—	$—	$765
Foreign Currency Exchange Contracts	—	51	—	51
Liabilities
Futures Contracts	(37)	—	—	(37)
Foreign Currency Exchange Contracts	—	(176)	—	(176)

Total Other Financial Instruments	$728	$(125)	$—	$603

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Financials	$178,224	Valuations at last trade with foreign fair value adjustments
Industrials	214	Valuations at last trade with foreign fair value adjustments

Total	$178,438

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,291,808

Gross tax appreciation of investments	$153,468
Gross tax depreciation of investments	(83,620)

Net tax appreciation of investments	$69,848

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%
Australia - 4.2%
AGL Energy Ltd.	5,480	$72
Alumina Ltd.*	22,915	21
Amcor Ltd.	11,837	109
AMP Ltd.	30,368	117
APA Group	8,136	44
Asciano Ltd.	9,619	44
Australia & New Zealand Banking Group Ltd.	27,604	717
Bendigo and Adelaide Bank Ltd.	3,845	35
Boral Ltd.	7,360	28
Brambles Ltd.	15,296	130
Caltex Australia Ltd.	1,329	22
CFS Retail Property Trust Group	21,038	38
Coca-Cola Amatil Ltd.	5,720	66
Commonwealth Bank of Australia	16,195	1,018
Dexus Property Group	47,668	46
Fortescue Metals Group Ltd.	15,316	42
Goodman Group	17,258	77
GPT Group	17,415	61
Insurance Australia Group Ltd.	20,265	100
Lend Lease Group	5,456	41
Metcash Ltd.	8,148	26
Mirvac Group	39,086	57
National Australia Bank Ltd.	23,607	636
Newcrest Mining Ltd.	7,520	68
Orica Ltd.	3,671	69
Origin Energy Ltd.	10,748	123
QBE Insurance Group Ltd.	12,096	167
Ramsay Health Care Ltd.	1,296	42
Sonic Healthcare Ltd.	3,639	49
SP AusNet	14,728	16
Stockland	21,662	69
Sydney Airport	1,249	4
Toll Holdings Ltd.	6,487	31
Transurban Group	13,870	86
Wesfarmers Ltd.	10,189	368
Westpac Banking Corp.	31,205	817
Woodside Petroleum Ltd.	6,687	213
WorleyParsons Ltd.	2,032	36

		5,705

Austria - 0.1%
OMV A.G.	1,482	67
Verbund A.G.	553	10

		77

Belgium - 0.2%
Colruyt S.A.	727	38
Delhaize Group S.A.	1,034	64
KBC Groep N.V.	2,245	83
Umicore S.A.	1,119	46

		231

Canada - 4.2%
Agnico Eagle Mines Ltd.	1,729	48
Agrium, Inc.	1,490	129
AltaGas Ltd.	1,100	39
ARC Resources Ltd.	3,054	80
Atco Ltd., Class I	800	33
Bank of Nova Scotia	12,018	642
Canadian National Railway Co.	4,348	423
Canadian Tire Corp. Ltd., Class A	829	62
Canadian Utilities Ltd., Class A	1,192	42
Cenovus Energy, Inc.	7,732	221
CGI Group, Inc., Class A*	2,000	59
Crescent Point Energy Corp.	3,866	131
Empire Co. Ltd., Class A	300	23
Enbridge, Inc.	7,757	326
Encana Corp.	7,500	127
Enerplus Corp.	1,824	27
Gildan Activewear, Inc.	1,113	45
Keyera Corp.	800	43
Kinross Gold Corp.	11,343	58
Loblaw Cos. Ltd.	1,072	48
MEG Energy Corp.*	1,400	38
Metro, Inc.	974	65
Open Text Corp.	600	41
Pengrowth Energy Corp.	5,000	25
Penn West Petroleum Ltd.	4,651	49
Potash Corp. of Saskatchewan, Inc.	8,695	332
Rogers Communications, Inc., Class B	3,705	145
Royal Bank of Canada	14,507	845
Shaw Communications, Inc., Class B	3,700	89
Shoppers Drug Mart Corp.	2,000	92
Silver Wheaton Corp.	3,500	69
Suncor Energy, Inc.	15,347	452
Teck Resources Ltd., Class B	5,644	121
Tim Hortons, Inc.	1,500	81
Toronto-Dominion Bank (The)	9,245	743
TransAlta Corp.	2,643	36

		5,829

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Denmark - 0.5%
Novo Nordisk A/S, Class B	4,085	$636
Novozymes A/S, Class B	2,345	75
Tryg A/S	267	22

		733

Finland - 0.1%
Kesko OYJ, Class B	585	16
Metso OYJ	1,212	41
Neste Oil OYJ	1,226	18
Orion OYJ, Class B	959	23
Stora Enso OYJ (Registered)	5,704	38
UPM-Kymmene OYJ	5,146	50

		186

France - 3.1%
Accor S.A.	1,514	53
Aeroports de Paris	296	29
Air Liquide S.A.	3,156	388
AtoS	557	41
AXA S.A.	18,050	355
Bouygues S.A.	1,944	49
Bureau Veritas S.A.	2,152	56
Cap Gemini S.A.	1,417	69
Carrefour S.A.	6,092	166
Casino Guichard Perrachon S.A.	556	52
CGG*	1,480	33
Christian Dior S.A.	556	89
Cie de St-Gobain	4,074	164
CNP Assurances	1,491	21
Danone S.A.	5,742	431
Eurazeo	312	17
Gecina S.A.	210	23
Groupe Fnac*	95	2
ICADE	234	19
Imerys S.A.	353	22
JCDecaux S.A.	637	17
Kering	764	155
Lafarge S.A.	1,830	112
Lagardere S.C.A.	1,098	31
Legrand S.A.	2,457	113
L’Oreal S.A.	2,426	397
Natixis	9,088	38
Renault S.A.	1,933	129
Rexel S.A.	1,479	33
Schneider Electric S.A.	5,318	383
SES S.A.	2,979	85
Societe BIC S.A.	277	28
Suez Environnement Co.	2,686	35
Technip S.A.	999	101
Unibail-Rodamco S.E.	957	222
Vallourec S.A.	1,064	54
Vinci S.A.	4,736	236

		4,248

Germany - 3.2%
Adidas A.G.	2,105	228
Allianz S.E. (Registered)	4,578	669
BASF S.E.	9,217	823
Bayerische Motoren Werke A.G.	3,333	291
Beiersdorf A.G.	1,026	89
Deutsche Boerse A.G.	1,890	124
Deutsche Lufthansa A.G. (Registered)*	2,304	47
Deutsche Post A.G. (Registered)	9,204	229
Fraport A.G. Frankfurt Airport Services Worldwide	323	20
GEA Group A.G.	1,802	64
HeidelbergCement A.G.	1,410	95
Henkel A.G. & Co. KGaA	1,273	100
Hochtief A.G.	267	17
K+S A.G. (Registered)	1,742	64
Linde A.G.	1,874	349
Merck KGaA	633	96
Metro A.G.	1,339	42
Muenchener Rueckversicherungs A.G. (Registered)	1,812	333
SAP A.G.	9,252	677
Suedzucker A.G.	801	25

		4,382

Hong Kong - 0.5%
Cathay Pacific Airways Ltd.	13,000	23
CLP Holdings Ltd.	17,599	142
Hang Seng Bank Ltd.	7,478	110
Hong Kong & China Gas Co. Ltd.	57,547	140
Hong Kong Exchanges and Clearing Ltd.	11,100	166
Li & Fung Ltd.	60,000	82
MTR Corp. Ltd.	14,791	55
Yue Yuen Industrial Holdings Ltd.	7,500	19

		737

Ireland - 0.4%
CRH PLC	7,131	145

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Ireland - 0.4% continued
Eaton Corp. PLC	4,789	$315
Kerry Group PLC, Class A	1,547	85

		545

Israel - 0.0%
Delek Group Ltd.	44	11

Italy - 1.0%
Assicurazioni Generali S.p.A.	11,825	206
Atlantia S.p.A.	3,177	52
Enel Green Power S.p.A.	16,590	34
Eni S.p.A.	25,658	527
Exor S.p.A.	620	18
Fiat Industrial S.p.A.	8,385	93
Intesa Sanpaolo S.p.A.	118,010	189
Pirelli & C. S.p.A.	2,308	27
Saipem S.p.A.	2,664	43
Snam S.p.A.	19,773	90
Tenaris S.A.	4,743	96

		1,375

Japan - 9.9%
Aeon Co. Ltd.	5,900	78
AEON Financial Service Co. Ltd.	690	20
Aeon Mall Co. Ltd.	800	20
Air Water, Inc.	2,000	28
Aisin Seiki Co. Ltd.	1,900	73
Ajinomoto Co., Inc.	6,000	88
Alfresa Holdings Corp.	400	21
Amada Co. Ltd.	4,000	26
ANA Holdings, Inc.	11,000	23
Asahi Glass Co. Ltd.	10,000	65
Asahi Kasei Corp.	12,000	79
Asics Corp.	1,500	24
Astellas Pharma, Inc.	4,400	240
Benesse Holdings, Inc.	700	25
Canon, Inc.	11,400	374
Casio Computer Co. Ltd.	2,300	20
Central Japan Railway Co.	1,500	184
Chiyoda Corp.	2,000	24
Chugai Pharmaceutical Co. Ltd.	2,110	44
Citizen Holdings Co. Ltd.	2,600	15
Dai Nippon Printing Co. Ltd.	6,000	55
Daicel Corp.	3,000	26
Daido Steel Co. Ltd.	3,000	15
Daikin Industries Ltd.	2,300	93
Dainippon Sumitomo Pharma Co. Ltd.	1,535	20
Daiwa House Industry Co. Ltd.	5,000	93
Denso Corp.	4,800	225
Dentsu, Inc.	1,800	62
East Japan Railway Co.	3,400	264
Eisai Co. Ltd.	2,505	102
FamilyMart Co. Ltd.	600	26
Fast Retailing Co. Ltd.	500	169
Fuji Heavy Industries Ltd.	5,608	138
FUJIFILM Holdings Corp.	4,500	99
Fujitsu Ltd.	18,000	74
Furukawa Electric Co. Ltd.	7,000	16
Hino Motors Ltd.	3,000	44
Hitachi Chemical Co. Ltd.	1,017	16
Hitachi Construction Machinery Co. Ltd.	1,000	20
Hitachi High-Technologies Corp.	543	13
Hitachi Metals Ltd.	2,000	23
Honda Motor Co. Ltd.	16,400	609
Ibiden Co. Ltd.	1,200	19
Inpex Corp.	23	96
Isetan Mitsukoshi Holdings Ltd.	3,300	44
Japan Steel Works (The) Ltd.	3,000	17
JFE Holdings, Inc.	4,800	105
JSR Corp.	1,800	36
JTEKT Corp.	2,200	25
Kajima Corp.	8,000	27
Kaneka Corp.	3,000	20
Kansai Paint Co. Ltd.	2,000	26
Kao Corp.	5,200	177
Kawasaki Heavy Industries Ltd.	14,000	43
KDDI Corp.	5,400	281
Keio Corp.	6,000	41
Keyence Corp.	500	160
Kikkoman Corp.	2,000	33
Kobe Steel Ltd.*	24,551	30
Komatsu Ltd.	9,200	213
Konica Minolta, Inc.	4,500	34
Kubota Corp.	11,000	160
Kuraray Co. Ltd.	3,300	46
Kurita Water Industries Ltd.	1,100	23
Kyocera Corp.	1,600	163
Kyowa Hakko Kirin Co. Ltd.	2,000	23
Lawson, Inc.	700	53
Makita Corp.	1,100	59

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Japan - 9.9% continued
Marubeni Corp.	16,123	$108
Marui Group Co. Ltd.	2,200	22
Mazda Motor Corp.*	27,000	107
McDonald’s Holdings Co. Japan Ltd.	700	19
Miraca Holdings, Inc.	500	23
Mitsubishi Corp.	14,300	245
Mitsubishi Electric Corp.	19,000	178
Mitsubishi Motors Corp.*	41,910	58
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,830	28
Mitsui Chemicals, Inc.	8,000	18
Mitsui Fudosan Co. Ltd.	8,000	235
Mitsui OSK Lines Ltd.*	11,000	43
Mizuho Financial Group, Inc.	230,373	480
Murata Manufacturing Co. Ltd.	2,015	153
Nabtesco Corp.	1,200	25
NGK Insulators Ltd.	3,000	37
NGK Spark Plug Co. Ltd.	2,000	40
Nikon Corp.	3,300	77
Nippon Meat Packers, Inc.	2,000	31
Nippon Steel & Sumitomo Metal Corp.	77,520	210
Nippon Telegraph & Telephone Corp.	4,300	224
Nippon Yusen K.K.	16,000	42
Nissan Motor Co. Ltd.	25,000	253
Nisshin Seifun Group, Inc.	2,000	24
Nissin Foods Holdings Co. Ltd.	600	24
Nitto Denko Corp.	1,600	103
NKSJ Holdings, Inc.	3,300	79
Nomura Research Institute Ltd.	1,066	35
NSK Ltd.	5,000	48
NTT Data Corp.	12	43
NTT DOCOMO, Inc.	154	239
Omron Corp.	2,000	60
Osaka Gas Co. Ltd.	18,000	76
Panasonic Corp.*	22,200	178
Resona Holdings, Inc.	18,100	88
Rinnai Corp.	300	21
Santen Pharmaceutical Co. Ltd.	700	30
Secom Co. Ltd.	2,100	114
Sekisui Chemical Co. Ltd.	4,000	43
Sekisui House Ltd.	6,000	87
Seven & I Holdings Co. Ltd.	7,600	278
Sharp Corp.*	10,000	40
Shimadzu Corp.	2,000	16
Shimizu Corp.	6,000	24
Shin-Etsu Chemical Co. Ltd.	4,200	279
Showa Shell Sekiyu K.K.	1,900	16
Softbank Corp.	9,500	555
Sony Corp.	10,200	216
Stanley Electric Co. Ltd.	1,333	26
Sumitomo Chemical Co. Ltd.	14,000	44
Sumitomo Electric Industries Ltd.	7,300	87
Sumitomo Heavy Industries Ltd.	5,000	21
Sumitomo Metal Mining Co. Ltd.	5,000	56
Sumitomo Mitsui Financial Group, Inc.	12,800	587
Sumitomo Rubber Industries Ltd.	1,700	28
Suruga Bank Ltd.	2,170	40
Suzuken Co. Ltd.	653	22
Suzuki Motor Corp.	3,671	85
Sysmex Corp.	771	50
T&D Holdings, Inc.	5,900	79
Taiyo Nippon Sanso Corp.	3,000	21
Takashimaya Co. Ltd.	3,000	30
Takeda Pharmaceutical Co. Ltd.	8,000	362
TDK Corp.	1,200	41
Teijin Ltd.	9,000	20
Toho Co. Ltd.	1,100	23
Toho Gas Co. Ltd.	4,000	21
Tokyo Electron Ltd.	1,700	86
Tokyo Gas Co. Ltd.	24,000	133
Tokyu Corp.	11,000	72
Toppan Printing Co. Ltd.	6,000	42
Toray Industries, Inc.	15,000	97
TOTO Ltd.	3,000	31
Toyo Seikan Group Holdings Ltd.	1,600	25
Toyo Suisan Kaisha Ltd.	1,000	33
Toyoda Gosei Co. Ltd.	700	17
Toyota Boshoku Corp.	500	7
Toyota Industries Corp.	1,600	66
Toyota Tsusho Corp.	2,100	54
Tsumura & Co.	700	21
USS Co. Ltd.	210	27
Yakult Honsha Co. Ltd.	900	37
Yamada Denki Co. Ltd.	866	35
Yamaha Corp.	1,500	17
Yamaha Motor Co. Ltd.	2,700	35
Yaskawa Electric Corp.	2,000	24
Yokogawa Electric Corp.	2,100	25

		13,526

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Netherlands - 2.1%
Aegon N.V.	17,431	$117
Akzo Nobel N.V.	2,392	134
ASML Holding N.V.	3,596	282
Core Laboratories N.V.	500	76
DE Master Blenders 1753 N.V.*	4,955	79
Delta Lloyd N.V.	1,817	36
FugroN.V.- CVA	764	41
ING Groep N.V.- CVA*	38,629	353
Koninklijke Ahold N.V.	9,901	147
Koninklijke DSM N.V.	1,522	99
Koninklijke KPN N.V.	31,593	65
Koninklijke Philips N.V.	9,674	264
Koninklijke Vopak N.V.	657	39
LyondellBasell Industries N.V., Class A	4,345	288
Randstad Holding N.V.	1,197	49
Reed Elsevier N.V.	6,761	112
Unilever N.V.- CVA	16,369	642
Wolters Kluwer N.V.	2,964	63

		2,886

New Zealand - 0.1%
Auckland International Airport Ltd.	10,502	24
Contact Energy Ltd.	3,201	12
Fletcher Building Ltd.	6,855	45

		81

Norway - 0.4%
Aker Solutions ASA	1,622	22
DNB ASA	9,845	142
Norsk Hydro ASA	9,187	37
Orkla ASA	7,725	63
Statoil ASA	11,389	235

		499

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)*	17,501	14
Energias de Portugal S.A.	20,021	65
Galp Energia SGPS S.A.	2,757	41
Jeronimo Martins SGPS S.A.	2,443	51

		171

Singapore - 0.3%
Ascendas Real Estate Investment Trust	20,000	35
CapitaLand Ltd.	25,000	60
CapitaMall Trust	23,000	36
CapitaMalls Asia Ltd.	14,000	20
City Developments Ltd.	4,000	34
Flextronics International Ltd.*	6,253	49
Jardine Cycle & Carriage Ltd.	1,000	34
Keppel Land Ltd.	7,000	18
Singapore Airlines Ltd.	6,000	48
Singapore Press Holdings Ltd.	17,000	56

		390

Spain - 1.2%
Abertis Infraestructuras S.A.	3,690	64
Acciona S.A.	278	15
Amadeus IT Holding S.A., Class A	3,709	119
Banco Bilbao Vizcaya Argentaria S.A.	55,544	463
CaixaBank	11,286	35
Distribuidora Internacional de Alimentacion S.A.	6,015	45
Enagas S.A.	1,958	48
Ferrovial S.A.	4,029	64
Iberdrola S.A.	47,400	249
Inditex S.A.	2,190	270
Red Electrica Corp. S.A.	1,099	60
Repsol S.A.	8,450	178

		1,610

Sweden - 1.8%
Alfa Laval AB	3,021	61
Assa Abloy AB, Class B	3,411	133
Atlas Copco AB, Class A	6,869	165
Atlas Copco AB, Class B	3,820	81
Autoliv, Inc.	1,013	78
Boliden AB	2,549	32
Electrolux AB, Series B	2,420	61
Hennes & Mauritz AB, Class B	9,581	314
Industrivarden AB, Class C	1,183	20
Investment AB Kinnevik, Class B	2,034	52
Nordea Bank AB	26,423	294
Sandvik AB	10,989	131
Scania AB, Class B	3,069	61
Skandinaviska Enskilda Banken AB, Class A	14,909	142
Skanska AB, Class B	3,734	62
SKF AB, Class B	3,875	90
Svenska Cellulosa AB, Class B	5,750	144
Swedbank AB, Class A	9,104	208
TeliaSonera AB	24,233	157
Volvo AB, Class B	15,208	203

		2,489

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Switzerland - 3.6%
Actelion Ltd. (Registered)*	1,059	$64
Aryzta A.G.*	824	46
Geberit A.G. (Registered)*	388	96
Givaudan S.A. (Registered)*	81	105
Holcim Ltd. (Registered)*	2,346	164
Lindt & Spruengli A.G. (Registered)	1	43
Lindt & Spruengli A.G. (Participation Certificate)	8	30
Lonza Group A.G. (Registered)*	515	39
Noble Corp.	2,500	94
Novartis A.G. (Registered)	23,085	1,636
Pentair Ltd. (Registered)	2,079	120
Roche Holding A.G. (Genusschein)	7,047	1,746
SGS S.A. (Registered)	54	116
Sika A.G. (Bearer)	22	57
STMicroelectronics N.V.	6,493	58
Sulzer A.G. (Registered)	237	38
Swiss Re A.G.*	3,571	264
Swisscom A.G. (Registered)	227	99
Wolseley PLC	2,686	124

		4,939

United Kingdom - 9.3%
3i Group PLC	9,530	49
Aberdeen Asset Management PLC	9,417	55
Aggreko PLC	2,704	68
AMEC PLC	2,899	44
Associated British Foods PLC	3,557	94
Aviva PLC	29,803	153
BG Group PLC	34,201	584
British Land Co. PLC	9,198	79
BT Group PLC	79,190	371
Bunzl PLC	3,175	62
Capita PLC	6,431	95
Centrica PLC	52,560	288
Delphi Automotive PLC	3,000	152
easyJet PLC	1,543	31
Fresnillo PLC	1,705	23
GKN PLC	16,046	74
GlaxoSmithKline PLC	49,244	1,232
Hammerson PLC	6,985	52
HSBC Holdings PLC	185,273	1,920
InterContinental Hotels Group PLC	2,631	72
Intertek Group PLC	1,574	70
Intu Properties PLC	6,546	31
Invensys PLC	6,297	40
Investec PLC	5,697	36
J Sainsbury PLC	11,868	64
Johnson Matthey PLC	1,979	79
Kingfisher PLC	23,517	123
Land Securities Group PLC	8,007	107
Legal & General Group PLC	60,560	158
Liberty Global PLC, Class A*	2,097	155
Liberty Global PLC, Class C*	1,621	110
London Stock Exchange Group PLC	1,727	35
Marks & Spencer Group PLC	15,814	103
Meggitt PLC	7,693	60
National Grid PLC	36,881	417
Next PLC	1,596	110
Old Mutual PLC	50,268	138
Pearson PLC	8,083	144
Petrofac Ltd.	2,551	47
Prudential PLC	25,691	422
Reckitt Benckiser Group PLC	6,499	461
Reed Elsevier PLC	11,661	133
Rexam PLC	7,706	56
RSA Insurance Group PLC	35,991	65
Schroders PLC	1,000	33
Segro PLC	7,168	30
Smiths Group PLC	3,858	77
SSE PLC	9,740	225
Standard Chartered PLC	24,260	524
Standard Life PLC	23,832	125
Subsea 7 S.A.*	2,502	44
Tate & Lyle PLC	4,537	57
Tesco PLC	81,178	408
Travis Perkins PLC	2,402	53
Tullow Oil PLC	8,897	136
Unilever PLC	12,916	525
Vodafone Group PLC	490,454	1,407
Whitbread PLC	1,733	81
William Hill PLC	8,450	57
Willis Group Holdings PLC	1,600	65
WM Morrison Supermarkets PLC	23,136	92
WPP PLC	12,936	221

		12,822

United States - 51.8%
3M Co.	6,516	713
Abbott Laboratories	15,800	551

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
United States - 51.8% continued
Accenture PLC, Class A	6,500	$468
ACE Ltd.	3,384	303
Adobe Systems, Inc.*	4,789	218
Advance Auto Parts, Inc.	700	57
Aetna, Inc.	3,763	239
Aflac, Inc.	4,745	276
Agilent Technologies, Inc.	3,460	148
Air Products & Chemicals, Inc.	2,122	194
Albemarle Corp.	900	56
Alcoa, Inc.	10,500	82
Alexion Pharmaceuticals, Inc.*	2,000	184
American Express Co.	9,916	741
American Tower Corp.	4,000	293
American Water Works Co., Inc.	1,700	70
AmerisourceBergen Corp.	2,300	128
AMETEK, Inc.	2,350	99
Amgen, Inc.	7,500	740
Analog Devices, Inc.	3,005	135
Annaly Capital Management, Inc.	9,300	117
Apache Corp.	3,899	327
Applied Materials, Inc.	12,191	182
Autodesk, Inc.*	2,200	75
AutoZone, Inc.*	353	150
AvalonBay Communities, Inc.	1,200	162
Avery Dennison Corp.	1,000	43
Avon Products, Inc.	4,200	88
Axis Capital Holdings Ltd.	1,100	50
Ball Corp.	1,440	60
Bank of New York Mellon (The) Corp.	11,738	329
BB&T Corp.	7,040	239
Becton Dickinson and Co.	1,913	189
Bed Bath & Beyond, Inc.*	2,250	160
Berkshire Hathaway, Inc., Class B*	10,697	1,197
Best Buy Co., Inc.	2,725	74
Biogen Idec, Inc.*	2,330	501
BlackRock, Inc.	1,331	342
BorgWarner, Inc.*	1,160	100
Boston Properties, Inc.	1,570	166
Bristol-Myers Squibb Co.	16,383	732
Bunge Ltd.	1,500	106
C.H. Robinson Worldwide, Inc.	1,570	88
CA, Inc.	3,100	89
Cablevision Systems Corp., Class A (Registered)	1,991	33
Calpine Corp.*	3,569	76
Cameron International Corp.*	2,500	153
Campbell Soup Co.	2,000	90
Capital One Financial Corp.	5,800	364
CarMax, Inc.*	2,300	106
CBRE Group, Inc., Class A*	2,723	64
Celanese Corp., Series A	1,600	72
CenterPoint Energy, Inc.	3,980	93
CenturyLink, Inc.	6,296	223
Cerner Corp.*	1,500	144
Charles Schwab (The) Corp.	11,613	247
Cheniere Energy, Inc.*	2,000	56
Chipotle Mexican Grill, Inc.*	294	107
Chubb (The) Corp.	2,632	223
Cigna Corp.	2,869	208
Cimarex Energy Co.	900	58
Cisco Systems, Inc.	53,456	1,300
CIT Group, Inc.*	1,900	89
Clorox (The) Co.	1,300	108
CME Group, Inc.	3,205	244
Coca-Cola Enterprises, Inc.	2,600	91
Cognizant Technology Solutions Corp., Class A*	3,030	190
Colgate-Palmolive Co.	9,328	534
Comerica, Inc.	1,800	72
ConAgra Foods, Inc.	4,100	143
Concho Resources, Inc.*	1,073	90
Consolidated Edison, Inc.	3,023	176
Continental Resources, Inc.*	457	39
Corning, Inc.	14,900	212
Crown Castle International Corp.*	2,957	214
CSX Corp.	10,280	238
Cummins, Inc.	1,859	202
Danaher Corp.	5,864	371
Darden Restaurants, Inc.	1,330	67
DaVita HealthCare Partners, Inc.*	900	109
Deere & Co.	3,754	305
Dell, Inc.	14,839	198
Denbury Resources, Inc.*	3,700	64
DENTSPLY International, Inc.	1,400	57
Devon Energy Corp.	3,905	203
Digital Realty Trust, Inc.	1,300	79
Discover Financial Services	4,990	238
Discovery Communications, Inc., Class A*	1,500	116
Discovery Communications, Inc., Class C*	900	63
Dover Corp.	1,759	137

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
United States - 51.8% continued
Dr Pepper Snapple Group, Inc.	1,989	$91
Duke Energy Corp.	7,100	479
Duke Realty Corp.	3,200	50
Dun & Bradstreet (The) Corp.	423	41
Eastman Chemical Co.	1,500	105
Ecolab, Inc.	2,672	228
Edwards Lifesciences Corp.*	1,100	74
EMC Corp.	21,200	501
Emerson Electric Co.	7,255	396
Energen Corp.	700	37
Energizer Holdings, Inc.	600	60
EOG Resources, Inc.	2,689	354
EQT Corp.	1,505	119
Equifax, Inc.	1,200	71
Equity Residential	3,400	197
Estee Lauder (The) Cos., Inc., Class A	2,400	158
Expeditors International of Washington, Inc.	1,990	76
Fastenal Co.	2,828	130
Federal Realty Investment Trust	700	73
Fluor Corp.	1,600	95
FMC Technologies, Inc.*	2,400	134
Ford Motor Co.	36,700	568
Franklin Resources, Inc.	1,408	192
Frontier Communications Corp.	10,200	41
GameStop Corp., Class A	1,200	50
Gap (The), Inc.	3,075	128
General Mills, Inc.	6,460	313
Genuine Parts Co.	1,520	119
Gilead Sciences, Inc.*	15,224	780
Google, Inc., Class A*	2,679	2,358
Green Mountain Coffee Roasters, Inc.*	1,221	92
Harley-Davidson, Inc.	2,255	124
Hartford Financial Services Group, Inc.	4,100	127
Hasbro, Inc.	1,100	49
HCP, Inc.	4,600	209
Health Care REIT, Inc.	2,800	188
Henry Schein, Inc.*	933	89
Herbalife Ltd.	900	41
Hertz Global Holdings, Inc.*	3,900	97
Hess Corp.	3,046	203
Hewlett-Packard Co.	19,583	486
Hologic, Inc.*	2,600	50
Hormel Foods Corp.	1,400	54
Host Hotels & Resorts, Inc.	7,429	125
Humana, Inc.	1,647	139
IHS, Inc., Class A*	625	65
Illinois Tool Works, Inc.	4,321	299
Ingersoll-Rand PLC	2,980	165
Integrys Energy Group, Inc.	800	47
Intel Corp.	49,595	1,201
IntercontinentalExchange, Inc.*	780	139
International Business Machines Corp.	10,561	2,018
International Flavors & Fragrances, Inc.	800	60
International Paper Co.	4,122	183
Intuit, Inc.	2,800	171
Invesco Ltd.	4,500	143
Iron Mountain, Inc.	1,406	37
J.C. Penney Co., Inc.*	1,512	26
Jacobs Engineering Group, Inc.*	1,300	72
JB Hunt Transport Services, Inc.	900	65
JM Smucker (The) Co.	1,100	113
Johnson & Johnson	27,901	2,396
Johnson Controls, Inc.	6,921	248
Joy Global, Inc.	1,034	50
Kellogg Co.	2,500	161
KeyCorp	9,019	100
Kimberly-Clark Corp.	3,935	382
Kinder Morgan Management LLC*	1,038	87
Kinder Morgan Management LLC - (Fractional Shares)*	465,571	—
Kohl’s Corp.	2,200	111
Kraft Foods Group, Inc.	5,900	330
Kroger (The) Co.	5,000	173
Laboratory Corp. of America Holdings*	900	90
Lam Research Corp.*	1,600	71
Legg Mason, Inc.	1,200	37
Level 3 Communications, Inc.*	1,400	29
Liberty Interactive Corp., Class A*	5,000	115
Liberty Media Corp., Class A*	1,000	127
Liberty Property Trust	1,200	44
Life Technologies Corp.*	1,700	126
LKQ Corp.*	2,900	75
Lowe’s Cos., Inc.	11,100	454
M&T Bank Corp.	1,141	127
Macerich (The) Co.	1,400	85
Macy’s, Inc.	3,900	187
Manpowergroup, Inc.	800	44
Marathon Oil Corp.	7,100	246
Marathon Petroleum Corp.	3,300	234

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
United States - 51.8% continued
Marriott International, Inc., Class A	2,616	$106
Marriott International, Inc., Class A - (Fractional Shares)*	40,652	—
Marsh & McLennan Cos., Inc.	5,500	220
Masco Corp.	3,640	71
Mattel, Inc.	3,548	161
McCormick & Co., Inc. (Non Voting)	1,200	84
McDonald’s Corp.	10,002	990
MDU Resources Group, Inc.	1,800	47
Mead Johnson Nutrition Co.	2,034	161
MeadWestvaco Corp.	1,738	59
Medtronic, Inc.	10,175	524
Merck & Co., Inc.	30,300	1,407
MGM Resorts International*	3,800	56
Microchip Technology, Inc.	1,900	71
Mohawk Industries, Inc.*	565	64
Mondelez International, Inc., Class A	16,963	484
Mosaic (The) Co.	3,000	161
Motorola Solutions, Inc.	2,508	145
NASDAQ OMX Group (The), Inc.	1,100	36
National Oilwell Varco, Inc.	4,312	297
Netflix, Inc.*	500	106
New York Community Bancorp, Inc.	4,300	60
Newell Rubbermaid, Inc.	2,815	74
NextEra Energy, Inc.	4,282	349
NIKE, Inc., Class B	7,160	456
NiSource, Inc.	3,000	86
Noble Energy, Inc.	3,600	216
Nordstrom, Inc.	1,557	93
Norfolk Southern Corp.	3,207	233
Northeast Utilities	3,111	131
Northern Trust Corp.(1) (2)	2,000	116
Nucor Corp.	3,174	137
NYSE Euronext	2,442	101
Occidental Petroleum Corp.	8,100	723
Oceaneering International, Inc.	1,100	79
ONEOK, Inc.	2,000	83
Oracle Corp.	37,900	1,164
O’Reilly Automotive, Inc.*	1,100	124
Owens-Illinois, Inc.*	1,579	44
PACCAR, Inc.	3,575	192
Pall Corp.	1,100	73
Parker Hannifin Corp.	1,490	142
PartnerRe Ltd.	500	45
Patterson Cos., Inc.	881	33
People’s United Financial, Inc.	3,347	50
Pepco Holdings, Inc.	2,300	46
PepsiCo, Inc.	15,428	1,262
PetSmart, Inc.	1,000	67
PG&E Corp.	4,335	198
Phillips 66	5,900	348
Pinnacle West Capital Corp.	1,100	61
Pioneer Natural Resources Co.	1,300	188
Plum Creek Timber Co., Inc.	1,600	75
PNC Financial Services Group (The), Inc.	5,329	389
Polaris Industries, Inc.	700	66
Praxair, Inc.	2,944	339
Precision Castparts Corp.	1,500	339
Principal Financial Group, Inc.	2,902	109
Procter & Gamble (The) Co.	27,368	2,107
Progressive (The) Corp.	5,771	147
Prologis, Inc.	4,995	188
Prudential Financial, Inc.	4,672	341
Public Service Enterprise Group, Inc.	5,000	163
PVH Corp.	800	100
QEP Resources, Inc.	1,849	51
QUALCOMM, Inc.	17,200	1,051
Quanta Services, Inc.*	2,100	56
Range Resources Corp.	1,600	124
RenaissanceRe Holdings Ltd.	418	36
Robert Half International, Inc.	1,400	47
Rock Tenn Co., Class A	754	75
Rockwell Automation, Inc.	1,367	114
Rockwell Collins, Inc.	1,332	84
Roper Industries, Inc.	989	123
Ross Stores, Inc.	2,202	143
Royal Caribbean Cruises Ltd.	1,500	50
Safeway, Inc.	2,300	54
Salesforce.com, Inc.*	5,500	210
SBA Communications Corp., Class A*	1,300	96
Scripps Networks Interactive, Inc., Class A	900	60
Sealed Air Corp.	1,900	45
Sempra Energy	2,327	190
Sherwin-Williams (The) Co.	900	159
Sigma-Aldrich Corp.	1,200	96
Simon Property Group, Inc.	3,141	496
Southwestern Energy Co.*	3,600	131
Spectra Energy Corp.	6,600	227
Sprint Nextel Corp.*	30,152	212

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
United States - 51.8% continued
Staples, Inc.	6,655	$106
Starbucks Corp.	7,512	492
Starwood Hotels & Resorts Worldwide, Inc.	1,980	125
State Street Corp.	4,626	302
Superior Energy Services, Inc.*	1,578	41
Symantec Corp.	7,000	157
Sysco Corp.	5,917	202
T Rowe Price Group, Inc.	2,629	192
Target Corp.	6,171	425
TD Ameritrade Holding Corp.	2,200	53
Teradata Corp.*	1,700	85
Tesoro Corp.	1,400	73
Texas Instruments, Inc.	11,072	386
Thermo Fisher Scientific, Inc.	3,600	305
Tiffany & Co.	1,267	92
Time Warner Cable, Inc.	3,000	337
Time Warner, Inc.	9,400	543
TJX Cos., Inc.	7,336	367
Tractor Supply Co.	700	82
Travelers (The) Cos., Inc.	3,797	303
TripAdvisor, Inc.*	1,200	73
Tyco International Ltd.	4,600	152
UDR, Inc.	2,500	64
Ulta Salon Cosmetics & Fragrance, Inc.*	600	60
Ultra Petroleum Corp.*	1,400	28
Under Armour, Inc., Class A*	800	48
Union Pacific Corp.	4,700	725
United Parcel Service, Inc., Class B	7,341	635
US Bancorp	18,605	673
Valeant Pharmaceuticals International, Inc.*	2,900	250
Varian Medical Systems, Inc.*	1,100	74
Ventas, Inc.	2,900	201
Vertex Pharmaceuticals, Inc.*	2,200	176
VF Corp.	911	176
Vornado Realty Trust	1,736	144
Waste Management, Inc.	4,500	181
Waters Corp.*	900	90
Weatherford International Ltd.*	7,600	104
Weyerhaeuser Co.	5,500	157
Whirlpool Corp.	760	87
Whiting Petroleum Corp.*	1,142	53
Whole Foods Market, Inc.	3,500	180
Williams (The) Cos., Inc.	6,900	224
Windstream Corp.	5,990	46
Wisconsin Energy Corp.	2,200	90
WW Grainger, Inc.	611	154
Xcel Energy, Inc.	4,800	136
Xerox Corp.	11,431	104
Xylem, Inc.	1,800	48
Yahoo!, Inc.*	10,000	251

		71,120

Total Common Stocks(3) (Cost $108,110)		134,592

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke A.G.	532	36
Henkel A.G. & Co. KGaA	1,799	169
ProSiebenSat.1 Media A.G.*	1,002	43
Volkswagen A.G.	1,454	293

		541

Total Preferred Stocks(3) (Cost $465)		541

RIGHTS - 0.0%
France - 0.0%
Groupe Fnac*	4	—

Spain - 0.0%
Repsol S.A.*	8,450	5

Total Rights(3) (Cost $5)		5

INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	653,051	653

Total Investment Companies (Cost $653)		653

Total Investments - 99.0% (Cost $109,233)		135,791

Other Assets less Liabilities - 1.0%		1,438

NET ASSETS - 100.0%		$137,229

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

(1)	At March 31, 2013, the value of the Fund’s investment in Northern Trust Corp. was approximately $109,000. There were no purchases and sales during the three months ended June 30, 2013. The change in net unrealized appreciation during the three months ended June 30, 2013, was approximately $7,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,326,000 with net sales of approximately $1,673,000 during the three months ended June 30, 2013.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500 (United States Dollar)	15	$1,199	Long	9/13	$(10)
Euro Stoxx 50 (Euro)	10	338	Long	9/13	(11)
FTSE 100 Index (British Pound)	2	187	Long	9/13	(4)
SPI 200 Index (Australian Dollar)	1	109	Long	9/13	1
Yen Denominated Nikkei 225 (Japanese Yen)	3	207	Long	9/13	2

Total					$(22)

At June 30, 2013, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	53.5%
Euro	11.6
Japanese Yen	10.0
British Pound	9.2
All other currencies less than 5%	15.7

Total	100.0%

At June 30, 2013, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	10.3
Energy	7.3
Financials	21.5
Health Care	12.7
Industrials	11.3
Information Technology	12.1
Materials	5.8
Telecommunication Services	3.3
Utilities	3.5

Total	100.0%

At June 30, 2013, the Global Sustainability Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	21	United States Dollar	20	9/18/13	$1
British Pound	19	United States Dollar	30	9/18/13	1
United States Dollar	50	Canadian Dollar	51	9/18/13	(2)
United States Dollar	120	Euro	90	9/18/13	(3)
United States Dollar	60	Japanese Yen	5,649	9/18/13	(3)
United States Dollar	20	Swedish Krona	131	9/18/13	— *

Total					$(6)

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$9,916	$6,181	$—	$16,097
Consumer Staples	7,893	5,840	—	13,733
Energy	7,038	2,772	—	9,810
Financials	14,461	14,714	—	29,175
Health Care	10,534	6,596	—	17,130
Industrials	8,125	7,142	—	15,267
Information Technology	13,644	2,681	—	16,325
Materials	3,201	4,621	—	7,822
Telecommunication Services	1,007	3,399	—	4,406
Utilities	2,633	2,194	—	4,827
Preferred Stocks
Consumer Discretionary	—	372	—	372
Consumer Staples	—	169	—	169
Rights
Consumer Discretionary	—	— *	—	— *
Energy	—	5	—	5
Investment Companies	653	—	—	653

Total Investments	$79,105	$56,686	$—	$135,791

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3	$—	$—	$3
Foreign Currency Exchange Contracts	—	2	—	2
Liabilities
Futures Contracts	(25)	—	—	(25)
Foreign Currency Exchange Contracts	—	(8)	—	(8)

Total Other Financial Instruments	$(22)	$(6)	$—	$(28)

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$2,729	Valuations at last trade with foreign fair value adjustments
Consumer Staples	849	Valuations at last trade with foreign fair value adjustments
Energy	112	Valuations at last trade with foreign fair value adjustments
Financials	1,669	Valuations at last trade with foreign fair value adjustments
Health Care	914	Valuations at last trade with foreign fair value adjustments
Industrials	2,278	Valuations at last trade with foreign fair value adjustments
Information Technology	1,134	Valuations at last trade with foreign fair value adjustments
Materials	1,217	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	1,075	Valuations at last trade with foreign fair value adjustments
Utilities	230	Valuations at last trade with foreign fair value adjustments

Total	$12,207

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$110,239

Gross tax appreciation of investments	$29,159
Gross tax depreciation of investments	(3,607)

Net tax appreciation of investments	$25,552

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Australia - 7.8%
AGL Energy Ltd.	121,972	$1,609
ALS Ltd.	72,015	625
Alumina Ltd.*	520,255	463
Amcor Ltd.	269,715	2,492
AMP Ltd.	651,308	2,516
APA Group	180,214	983
Asciano Ltd.	227,279	1,038
ASX Ltd.	45,124	1,359
Aurizon Holdings Ltd.	457,124	1,731
Australia & New Zealand Banking Group Ltd.	616,282	15,996
Bendigo and Adelaide Bank Ltd.	91,929	843
BGP Holdings PLC - (Fractional Shares)*	1,085,479	—
BHP Billiton Ltd.	722,212	20,811
Boral Ltd.	182,264	697
Brambles Ltd.	348,609	2,967
Caltex Australia Ltd.	29,375	482
CFS Retail Property Trust Group	480,743	876
Coca-Cola Amatil Ltd.	129,148	1,496
Cochlear Ltd.	12,272	689
Commonwealth Bank of Australia	361,565	22,727
Computershare Ltd.	106,710	996
Crown Ltd.	86,727	952
CSL Ltd.	111,447	6,276
Dexus Property Group	1,093,453	1,063
Echo Entertainment Group Ltd.	155,726	435
Federation Centres Ltd.	318,793	689
Flight Centre Ltd.	11,458	409
Fortescue Metals Group Ltd.	351,994	966
Goodman Group	384,594	1,705
GPT Group	395,585	1,384
Harvey Norman Holdings Ltd.	116,260	269
Iluka Resources Ltd.	97,922	884
Incitec Pivot Ltd.	348,722	908
Insurance Australia Group Ltd.	467,620	2,310
James Hardie Industries PLC - CDI	103,535	884
Leighton Holdings Ltd.	38,225	535
Lend Lease Group	124,491	945
Macquarie Group Ltd.	68,277	2,589
Metcash Ltd.	210,188	674
Mirvac Group	846,851	1,234
National Australia Bank Ltd.	526,278	14,178
Newcrest Mining Ltd.	169,160	1,519
Orica Ltd.	83,196	1,564
Origin Energy Ltd.	242,072	2,770
Qantas Airways Ltd.*	250,914	307
QBE Insurance Group Ltd.	269,089	3,714
Ramsay Health Care Ltd.	28,105	918
Rio Tinto Ltd.	98,537	4,680
Santos Ltd.	217,782	2,488
Seek Ltd.	72,580	599
Sonic Healthcare Ltd.	87,092	1,180
SP AusNet	356,326	381
Stockland	486,574	1,541
Suncorp Group Ltd.	288,309	3,122
Sydney Airport	44,610	138
Tabcorp Holdings Ltd.	151,368	420
Tatts Group Ltd.	318,099	919
Telstra Corp. Ltd.	980,853	4,270
Toll Holdings Ltd.	143,361	694
Transurban Group	317,172	1,956
Treasury Wine Estates Ltd.	138,652	736
Wesfarmers Ltd.	226,334	8,163
Westfield Group	473,147	4,936
Westfield Retail Trust	683,019	1,928
Westpac Banking Corp.	697,172	18,252
Whitehaven Coal Ltd.	141,773	298
Woodside Petroleum Ltd.	148,490	4,726
Woolworths Ltd.	279,326	8,349
WorleyParsons Ltd.	44,152	781

		202,034

Austria - 0.3%
Andritz A.G.	16,946	868
Erste Group Bank A.G.	52,938	1,409
IMMOFINANZ A.G.*	203,453	760
OMV A.G.	33,492	1,507
Raiffeisen Bank International A.G.	11,040	322
Telekom Austria A.G.	48,389	305
Verbund A.G.	15,313	289
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	8,373	388
Voestalpine A.G.	26,154	921

		6,769

Belgium - 1.1%
Ageas	51,187	1,789
Anheuser-Busch InBev N.V.	180,248	15,991
Belgacom S.A.	32,573	728
Colruyt S.A.	17,862	939
Delhaize Group S.A.	23,305	1,433

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Belgium - 1.1% continued
Groupe Bruxelles Lambert S.A.	18,427	$1,391
KBC Groep N.V.	52,629	1,947
Solvay S.A., Class A	13,302	1,740
Telenet Group Holding N.V.	12,300	563
UCB S.A.	25,274	1,361
Umicore S.A.	26,120	1,085

		28,967

Denmark - 1.1%
A.P. Moller - Maersk A/S, Class A	116	781
A.P. Moller - Maersk A/S, Class B	301	2,153
Carlsberg A/S, Class B	23,723	2,118
Coloplast A/S, Class B	24,943	1,396
Danske Bank A/S*	145,310	2,474
DSV A/S	44,242	1,076
Novo Nordisk A/S, Class B	91,445	14,237
Novozymes A/S, Class B	51,748	1,655
TDC A/S	166,136	1,344
Tryg A/S	5,350	440
William Demant Holding A/S*	5,746	475

		28,149

Finland - 0.8%
Elisa OYJ	30,591	597
Fortum OYJ	99,741	1,863
Kesko OYJ, Class B	13,705	380
Kone OYJ, Class B	34,608	2,743
Metso OYJ	27,490	931
Neste Oil OYJ	27,512	401
Nokia OYJ*	828,716	3,087
Nokian Renkaat OYJ	26,240	1,066
Orion OYJ, Class B	23,799	557
Pohjola Bank PLC, Class A	29,607	436
Sampo OYJ, Class A	93,812	3,641
Stora Enso OYJ (Registered)	121,351	809
UPM-Kymmene OYJ	121,736	1,187
Wartsila OYJ Abp	40,129	1,738

		19,436

France - 9.2%
Accor S.A.	37,101	1,303
Aeroports de Paris	6,331	616
Air Liquide S.A.	70,026	8,615
Alstom S.A.	49,669	1,625
ArcelorMittal	221,348	2,467
Arkema S.A.	14,142	1,291
AtoS	13,363	992
AXA S.A.	402,679	7,912
BNP Paribas S.A.	223,229	12,197
Bouygues S.A.	44,577	1,135
Bureau Veritas S.A.	49,928	1,293
Cap Gemini S.A.	31,872	1,550
Carrefour S.A.	136,437	3,728
Casino Guichard Perrachon S.A.	12,991	1,213
CGG*	34,489	763
Christian Dior S.A.	12,258	1,969
Cie de St-Gobain	86,848	3,496
Cie Generale des Etablissements Michelin	42,273	3,761
CNP Assurances	37,082	530
Credit Agricole S.A.*	224,452	1,929
Danone S.A.	128,631	9,647
Dassault Systemes S.A.	13,997	1,712
Edenred	45,169	1,382
Electricite de France S.A.	55,494	1,288
Essilor International S.A.	45,731	4,863
Eurazeo	6,730	360
European Aeronautic Defence and Space Co. N.V.	130,530	6,941
Eutelsat Communications S.A.	32,000	906
Fonciere Des Regions	6,535	490
France Telecom S.A.	419,856	3,954
GDF Suez	297,774	5,806
Gecina S.A.	4,585	505
Groupe Eurotunnel S.A. (Registered)	122,889	933
Groupe Fnac*	2,067	44
ICADE	5,025	415
Iliad S.A.	5,380	1,161
Imerys S.A.	7,342	450
JCDecaux S.A.	14,451	394
Kering	16,768	3,394
Klepierre	23,151	912
Lafarge S.A.	41,382	2,531
Lagardere S.C.A.	25,101	699
Legrand S.A.	56,119	2,593
L’Oreal S.A.	54,307	8,879
LVMH Moet Hennessy Louis Vuitton S.A.	56,961	9,173
Natixis	198,460	826
Pernod-Ricard S.A.	47,627	5,279
Publicis Groupe S.A.	40,089	2,843
Remy Cointreau S.A.	4,876	517
Renault S.A.	43,103	2,879

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
France - 9.2% continued
Rexel S.A.	33,608	$756
Safran S.A.	55,970	2,915
Sanofi	267,998	27,619
Schneider Electric S.A.	118,474	8,541
SCOR S.E.	34,304	1,048
SES S.A.	69,090	1,973
Societe BIC S.A.	6,759	676
Societe Generale S.A.	160,333	5,459
Sodexo	21,356	1,778
Suez Environnement Co.	59,799	770
Technip S.A.	22,530	2,277
Thales S.A.	21,161	986
Total S.A.	478,892	23,353
Unibail-Rodamco S.E.	21,220	4,920
Vallourec S.A.	24,387	1,234
Veolia Environnement S.A.	86,523	980
Vinci S.A.	103,176	5,147
Vivendi S.A.	267,469	5,041
Wendel S.A.	7,031	723
Zodiac Aerospace	7,289	962

		237,319

Germany - 7.8%
Adidas A.G.	47,322	5,115
Allianz S.E. (Registered)	102,389	14,953
Axel Springer A.G.	8,339	355
BASF S.E.	206,112	18,408
Bayer A.G. (Registered)	185,641	19,790
Bayerische Motoren Werke A.G.	74,202	6,483
Beiersdorf A.G.	22,750	1,984
Brenntag A.G.	11,451	1,739
Celesio A.G.	18,187	395
Commerzbank A.G.*	217,049	1,892
Continental A.G.	25,089	3,343
Daimler A.G. (Registered)	215,609	13,032
Deutsche Bank A.G. (Registered)	228,925	9,577
Deutsche Boerse A.G.	43,169	2,842
Deutsche Lufthansa A.G. (Registered)*	49,886	1,010
Deutsche Post A.G. (Registered)	203,647	5,061
Deutsche Telekom A.G. (Registered)	629,569	7,343
E.ON S.E.	403,962	6,628
Fraport A.G. Frankfurt Airport Services Worldwide	7,602	459
Fresenius Medical Care A.G. & Co. KGaA	48,271	3,420
Fresenius S.E. & Co. KGaA	28,338	3,493
GEA Group A.G.	39,875	1,410
Hannover Rueckversicherung S.E. (Registered)	12,885	926
HeidelbergCement A.G.	31,981	2,150
Henkel A.G. & Co. KGaA	29,395	2,304
Hochtief A.G.	6,627	432
Hugo Boss A.G.	7,034	773
Infineon Technologies A.G.	237,724	1,989
K+S A.G. (Registered)	38,845	1,434
Kabel Deutschland Holding A.G.	20,105	2,208
Lanxess A.G.	18,798	1,130
Linde A.G.	41,493	7,726
MAN S.E.	7,776	849
Merck KGaA	14,674	2,232
Metro A.G.	27,931	883
Muenchener Rueckversicherungs A.G. (Registered)	40,271	7,395
RWE A.G.	110,962	3,540
SAP A.G.	206,894	15,150
Siemens A.G. (Registered)	177,901	17,975
Suedzucker A.G.	18,151	562
Telefonica Deutschland Holding A.G.	62,331	451
ThyssenKrupp A.G.*	88,919	1,747
United Internet A.G. (Registered)	23,978	676
Volkswagen A.G.	6,453	1,257

		202,521

Greece - 0.0%
Hellenic Telecommunications Organization S.A.*	51,026	398
OPAP S.A.	48,697	408

		806

Hong Kong - 3.0%
AAC Technologies Holdings, Inc.	166,000	934
AIA Group Ltd.	2,703,493	11,362
ASM Pacific Technology Ltd.	53,700	589
Bank of East Asia Ltd.	272,597	980
BOC Hong Kong Holdings Ltd.	836,608	2,555
Cathay Pacific Airways Ltd.	290,506	507
Cheung Kong Holdings Ltd.	313,729	4,240
Cheung Kong Infrastructure Holdings Ltd.	134,353	893
CLP Holdings Ltd.	400,522	3,234
First Pacific Co. Ltd.	440,035	470
Galaxy Entertainment Group Ltd.*	470,148	2,278
Hang Lung Properties Ltd.	508,501	1,765

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Hong Kong - 3.0% continued
Hang Seng Bank Ltd.	169,579	$2,497
Henderson Land Development Co. Ltd.	243,355	1,442
HKT Trust/HKT Ltd.	513,000	490
Hong Kong & China Gas Co. Ltd.	1,271,306	3,098
Hong Kong Exchanges and Clearing Ltd.	238,503	3,574
Hopewell Holdings Ltd.	130,000	432
Hutchison Whampoa Ltd.	483,698	5,055
Hysan Development Co. Ltd.	142,501	612
Kerry Properties Ltd.	155,203	603
Li & Fung Ltd.	1,347,218	1,837
Link REIT (The)	517,995	2,529
MGM China Holdings Ltd.	206,516	551
MTR Corp. Ltd.	316,981	1,169
New World Development Co. Ltd.	862,504	1,188
Noble Group Ltd.	944,944	723
NWS Holdings Ltd.	316,443	485
Orient Overseas International Ltd.	47,200	302
PCCW Ltd.	863,374	403
Power Assets Holdings Ltd.	307,933	2,650
Sands China Ltd.	537,141	2,509
Shangri-La Asia Ltd.	328,574	563
Sino Land Co. Ltd.	641,174	898
SJM Holdings Ltd.	455,572	1,108
Sun Hung Kai Properties Ltd.	357,756	4,600
Swire Pacific Ltd., Class A	150,051	1,803
Swire Properties Ltd.	252,000	740
Wharf Holdings Ltd.	341,766	2,843
Wheelock & Co. Ltd.	212,021	1,055
Wynn Macau Ltd.	363,346	976
Yangzijiang Shipbuilding Holdings Ltd.	380,566	249
Yue Yuen Industrial Holdings Ltd.	157,710	407

		77,198

Ireland - 0.6%
Bank of Ireland*	4,755,912	971
CRH PLC	1,040	21
CRH PLC (Dublin Exchange)	164,214	3,328
Elan Corp. PLC*	108,224	1,513
Experian PLC	227,942	3,954
Irish Bank Resolution Corp. Ltd.(1) *	99,788	—
Kerry Group PLC, Class A	33,765	1,864
Ryanair Holdings PLC	3,150	29
Ryanair Holdings PLC ADR	5,370	277
Shire PLC	124,844	3,960

		15,917

Israel - 0.5%
Bank Hapoalim B.M.*	245,863	1,106
Bank Leumi Le-Israel B.M.*	270,745	896
Bezeq The Israeli Telecommunication Corp. Ltd.	425,133	565
Delek Group Ltd.	971	252
Israel (The) Corp. Ltd.*	658	394
Israel Chemicals Ltd.	103,783	1,022
Mellanox Technologies Ltd.*	7,628	375
Mizrahi Tefahot Bank Ltd.*	25,846	260
NICE Systems Ltd.	12,934	477
Teva Pharmaceutical Industries Ltd.	190,409	7,464

		12,811

Italy - 1.9%
Assicurazioni Generali S.p.A.	263,416	4,597
Atlantia S.p.A.	76,389	1,241
Banca Monte dei Paschi di Siena S.p.A.*	1,390,485	353
Enel Green Power S.p.A.	414,576	860
Enel S.p.A.	1,481,587	4,644
Eni S.p.A.	571,655	11,744
Exor S.p.A.	13,965	413
Fiat Industrial S.p.A.	191,893	2,138
Fiat S.p.A.*	202,875	1,406
Finmeccanica S.p.A.*	84,756	422
Intesa Sanpaolo S.p.A.	2,606,987	4,172
Luxottica Group S.p.A.	37,971	1,912
Mediobanca S.p.A.	111,875	582
Pirelli & C. S.p.A.	51,870	598
Prysmian S.p.A.	43,748	813
Saipem S.p.A.	58,546	947
Snam S.p.A.	454,198	2,068
Telecom Italia S.p.A.	2,255,318	1,566
Telecom Italia S.p.A. (RSP)	1,409,751	779
Tenaris S.A.	105,133	2,115
Terna Rete Elettrica Nazionale S.p.A.	330,186	1,372
UniCredit S.p.A.	974,190	4,556
Unione di Banche Italiane S.c.p.A.	191,246	692

		49,990

Japan - 22.2%
ABC-Mart, Inc.	4,600	179
Acom Co. Ltd.*	7,940	253
Advantest Corp.	32,300	530
Aeon Co. Ltd.	134,900	1,771
AEON Financial Service Co. Ltd.	13,600	386
Aeon Mall Co. Ltd.	16,000	396

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 22.2% continued
Air Water, Inc.	33,569	$473
Aisin Seiki Co. Ltd.	43,800	1,676
Ajinomoto Co., Inc.	135,000	1,982
Alfresa Holdings Corp.	10,000	535
Amada Co. Ltd.	74,000	489
ANA Holdings, Inc.	282,000	586
Aozora Bank Ltd.	233,000	728
Asahi Glass Co. Ltd.	228,000	1,485
Asahi Group Holdings Ltd.	85,400	2,123
Asahi Kasei Corp.	290,000	1,918
Asics Corp.	35,700	566
Astellas Pharma, Inc.	99,600	5,424
Bank of Kyoto (The) Ltd.	71,971	600
Bank of Yokohama (The) Ltd.	264,000	1,363
Benesse Holdings, Inc.	16,900	610
Bridgestone Corp.	147,100	5,014
Brother Industries Ltd.	56,300	634
Calbee, Inc.	4,000	380
Canon, Inc.	254,200	8,349
Casio Computer Co. Ltd.	47,600	420
Central Japan Railway Co.	32,100	3,936
Chiba Bank (The) Ltd.	171,000	1,166
Chiyoda Corp.	36,746	432
Chubu Electric Power Co., Inc.	145,900	2,068
Chugai Pharmaceutical Co. Ltd.	51,155	1,061
Chugoku Bank (The) Ltd.	39,000	546
Chugoku Electric Power (The) Co., Inc.	69,200	1,090
Citizen Holdings Co. Ltd.	56,200	315
Coca-Cola West Co. Ltd.	15,200	270
Cosmo Oil Co. Ltd.*	114,000	210
Credit Saison Co. Ltd.	33,600	843
Dai Nippon Printing Co. Ltd.	122,000	1,110
Daicel Corp.	62,000	543
Daido Steel Co. Ltd.	63,000	320
Daihatsu Motor Co. Ltd.	40,000	758
Dai-ichi Life Insurance (The) Co. Ltd.	1,893	2,740
Daiichi Sankyo Co. Ltd.	151,000	2,521
Daikin Industries Ltd.	53,000	2,143
Dainippon Sumitomo Pharma Co. Ltd.	38,800	513
Daito Trust Construction Co. Ltd.	16,300	1,537
Daiwa House Industry Co. Ltd.	116,000	2,165
Daiwa Securities Group, Inc.	373,000	3,133
Dena Co. Ltd.	22,700	443
Denso Corp.	109,700	5,145
Dentsu, Inc.	39,318	1,360
Don Quijote Co. Ltd.	12,900	629
East Japan Railway Co.	76,012	5,910
Eisai Co. Ltd.	56,800	2,317
Electric Power Development Co. Ltd.	26,000	811
FamilyMart Co. Ltd.	12,800	546
FANUC Corp.	43,000	6,235
Fast Retailing Co. Ltd.	11,700	3,947
Fuji Electric Co. Ltd.	126,000	445
Fuji Heavy Industries Ltd.	131,000	3,230
FUJIFILM Holdings Corp.	105,000	2,314
Fujitsu Ltd.	424,000	1,753
Fukuoka Financial Group, Inc.	169,000	719
Furukawa Electric Co. Ltd.	165,000	383
Gree, Inc.	20,281	180
GungHo Online Entertainment, Inc.*	780	850
Gunma Bank (The) Ltd.	82,000	453
Hachijuni Bank (The) Ltd.	101,395	595
Hakuhodo DY Holdings, Inc.	4,730	331
Hamamatsu Photonics K.K.	14,885	538
Hankyu Hanshin Holdings, Inc.	253,000	1,441
Hino Motors Ltd.	58,000	852
Hirose Electric Co. Ltd.	6,400	844
Hiroshima Bank (The) Ltd.	101,000	431
Hisamitsu Pharmaceutical Co., Inc.	13,600	693
Hitachi Chemical Co. Ltd.	20,800	326
Hitachi Construction Machinery Co. Ltd.	22,200	449
Hitachi High-Technologies Corp.	14,300	345
Hitachi Ltd.	1,085,000	6,970
Hitachi Metals Ltd.	38,000	428
Hokkaido Electric Power Co., Inc.*	37,000	502
Hokuhoku Financial Group, Inc.	266,000	544
Hokuriku Electric Power Co.	41,100	647
Honda Motor Co. Ltd.	365,600	13,586
Hoya Corp.	98,700	2,025
Hulic Co. Ltd.	63,100	677
Ibiden Co. Ltd.	25,600	399
Idemitsu Kosan Co. Ltd.	5,200	400
IHI Corp.	297,000	1,126
Inpex Corp.	490	2,048
Isetan Mitsukoshi Holdings Ltd.	77,060	1,023
Isuzu Motors Ltd.	272,000	1,863
ITOCHU Corp.	338,700	3,911
Itochu Techno-Solutions Corp.	5,600	232

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 22.2% continued
Iyo Bank (The) Ltd.	59,000	$564
J Front Retailing Co. Ltd.	102,000	814
Japan Airlines Co. Ltd.	12,900	663
Japan Exchange Group, Inc.	10,800	1,091
Japan Petroleum Exploration Co.	6,100	248
Japan Prime Realty Investment Corp.	176	539
Japan Real Estate Investment Corp.	131	1,464
Japan Retail Fund Investment Corp.	478	995
Japan Steel Works (The) Ltd.	68,000	374
Japan Tobacco, Inc.	247,400	8,744
JFE Holdings, Inc.	110,500	2,426
JGC Corp.	46,000	1,656
Joyo Bank (The) Ltd.	159,000	871
JSR Corp.	42,000	850
JTEKT Corp.	44,900	505
JX Holdings, Inc.	501,897	2,434
Kajima Corp.	181,000	600
Kamigumi Co. Ltd.	56,000	451
Kaneka Corp.	66,000	436
Kansai Electric Power (The) Co., Inc.*	157,800	2,167
Kansai Paint Co. Ltd.	47,000	600
Kao Corp.	116,800	3,975
Kawasaki Heavy Industries Ltd.	326,000	1,003
KDDI Corp.	121,000	6,296
Keikyu Corp.	105,000	902
Keio Corp.	126,000	866
Keisei Electric Railway Co. Ltd.	59,000	553
Keyence Corp.	10,139	3,236
Kikkoman Corp.	36,000	599
Kinden Corp.	25,000	214
Kintetsu Corp.	372,000	1,635
Kirin Holdings Co. Ltd.	198,000	3,110
Kobe Steel Ltd.*	536,000	665
Koito Manufacturing Co. Ltd.	21,814	417
Komatsu Ltd.	209,500	4,844
Konami Corp.	20,700	438
Konica Minolta, Inc.	102,500	774
Kubota Corp.	242,000	3,513
Kuraray Co. Ltd.	79,200	1,112
Kurita Water Industries Ltd.	25,000	531
Kyocera Corp.	36,500	3,715
Kyowa Hakko Kirin Co. Ltd.	50,000	566
Kyushu Electric Power Co., Inc.*	99,200	1,496
Lawson, Inc.	14,500	1,107
LIXIL Group Corp.	60,500	1,475
M3, Inc.	177	398
Mabuchi Motor Co. Ltd.	6,200	331
Makita Corp.	25,700	1,389
Marubeni Corp.	370,000	2,474
Marui Group Co. Ltd.	48,600	485
Maruichi Steel Tube Ltd.	9,300	238
Mazda Motor Corp.*	608,000	2,397
McDonald’s Holdings Co. Japan Ltd.	13,500	373
Medipal Holdings Corp.	30,100	408
MEIJI Holdings Co. Ltd.	13,363	642
Miraca Holdings, Inc.	11,841	546
Mitsubishi Chemical Holdings Corp.	307,000	1,443
Mitsubishi Corp.	315,100	5,398
Mitsubishi Electric Corp.	432,000	4,047
Mitsubishi Estate Co. Ltd.	281,000	7,484
Mitsubishi Gas Chemical Co., Inc.	93,000	684
Mitsubishi Heavy Industries Ltd.	682,000	3,789
Mitsubishi Logistics Corp.	28,000	391
Mitsubishi Materials Corp.	246,000	866
Mitsubishi Motors Corp.*	942,000	1,292
Mitsubishi Tanabe Pharma Corp.	48,600	631
Mitsubishi UFJ Financial Group, Inc.	2,859,995	17,748
Mitsubishi UFJ Lease & Finance Co. Ltd.	128,200	608
Mitsui & Co. Ltd.	389,700	4,896
Mitsui Chemicals, Inc.	175,000	395
Mitsui Fudosan Co. Ltd.	188,000	5,530
Mitsui OSK Lines Ltd.*	243,000	948
Mizuho Financial Group, Inc.	5,140,189	10,699
MS&AD Insurance Group Holdings	114,643	2,916
Murata Manufacturing Co. Ltd.	45,997	3,502
Nabtesco Corp.	21,199	441
Namco Bandai Holdings, Inc.	37,500	610
NEC Corp.	533,000	1,166
Nexon Co. Ltd.	23,000	254
NGK Insulators Ltd.	62,000	769
NGK Spark Plug Co. Ltd.	39,000	781
NHK Spring Co. Ltd.	38,900	451
Nidec Corp.	23,100	1,612
Nikon Corp.	76,300	1,780
Nintendo Co. Ltd.	24,300	2,867
Nippon Building Fund, Inc.	159	1,843
Nippon Electric Glass Co. Ltd.	80,500	392
Nippon Express Co. Ltd.	185,000	879

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 22.2% continued
Nippon Meat Packers, Inc.	42,000	$642
Nippon Prologis REIT, Inc.*	55	479
Nippon Steel & Sumitomo Metal Corp.	1,713,615	4,631
Nippon Telegraph & Telephone Corp.	97,878	5,108
Nippon Yusen K.K.	359,000	952
Nishi-Nippon City Bank (The) Ltd.	156,000	407
Nissan Motor Co. Ltd.	557,400	5,649
Nisshin Seifun Group, Inc.	42,000	503
Nissin Foods Holdings Co. Ltd.	12,800	518
Nitori Holdings Co. Ltd.	8,250	666
Nitto Denko Corp.	37,200	2,393
NKSJ Holdings, Inc.	74,545	1,778
NOK Corp.	23,300	372
Nomura Holdings, Inc.	820,200	6,078
Nomura Real Estate Holdings, Inc.	27,900	617
Nomura Real Estate Office Fund, Inc.	73	320
Nomura Research Institute Ltd.	20,900	682
NSK Ltd.	104,000	995
NTT Data Corp.	298	1,058
NTT DOCOMO, Inc.	3,420	5,314
NTT Urban Development Corp.	220	270
Obayashi Corp.	143,000	743
Odakyu Electric Railway Co. Ltd.	144,000	1,406
Oji Holdings Corp.	183,000	738
Olympus Corp.*	45,900	1,396
Omron Corp.	46,900	1,399
Ono Pharmaceutical Co. Ltd.	18,600	1,262
Oracle Corp. Japan	7,800	324
Oriental Land Co. Ltd.	11,200	1,732
ORIX Corp.	247,600	3,384
Osaka Gas Co. Ltd.	410,000	1,735
Otsuka Corp.	3,700	412
Otsuka Holdings Co. Ltd.	80,015	2,642
Panasonic Corp.*	500,500	4,023
Park24 Co. Ltd.	19,200	348
Rakuten, Inc.	164,800	1,949
Resona Holdings, Inc.	419,610	2,044
Ricoh Co. Ltd.	150,000	1,785
Rinnai Corp.	6,800	484
Rohm Co. Ltd.	22,700	916
Sankyo Co. Ltd.	13,000	614
Sanrio Co. Ltd.	10,797	502
Santen Pharmaceutical Co. Ltd.	17,200	742
SBI Holdings, Inc.	45,860	506
Secom Co. Ltd.	47,700	2,597
Sega Sammy Holdings, Inc.	42,900	1,074
Sekisui Chemical Co. Ltd.	98,000	1,043
Sekisui House Ltd.	121,000	1,750
Seven & I Holdings Co. Ltd.	169,000	6,178
Seven Bank Ltd.	142,900	519
Sharp Corp.*	232,000	936
Shikoku Electric Power Co., Inc.*	40,900	741
Shimadzu Corp.	53,000	426
Shimamura Co. Ltd.	5,200	632
Shimano, Inc.	18,000	1,528
Shimizu Corp.	130,000	524
Shin-Etsu Chemical Co. Ltd.	91,900	6,098
Shinsei Bank Ltd.	382,000	867
Shionogi & Co. Ltd.	68,900	1,438
Shiseido Co. Ltd.	82,500	1,227
Shizuoka Bank (The) Ltd.	129,000	1,391
Showa Denko K.K.	356,000	470
Showa Shell Sekiyu K.K.	37,000	304
SMC Corp.	12,400	2,497
Softbank Corp.	213,000	12,437
Sojitz Corp.	264,200	440
Sony Corp.	229,200	4,850
Sony Financial Holdings, Inc.	37,300	589
Stanley Electric Co. Ltd.	31,700	618
Sumco Corp.	23,500	259
Sumitomo Chemical Co. Ltd.	341,000	1,073
Sumitomo Corp.	254,900	3,180
Sumitomo Electric Industries Ltd.	168,600	2,016
Sumitomo Heavy Industries Ltd.	114,000	481
Sumitomo Metal Mining Co. Ltd.	117,000	1,305
Sumitomo Mitsui Financial Group, Inc.	285,942	13,120
Sumitomo Mitsui Trust Holdings, Inc.	706,190	3,297
Sumitomo Realty & Development Co. Ltd.	79,000	3,151
Sumitomo Rubber Industries Ltd.	36,300	594
Suruga Bank Ltd.	44,000	802
Suzuken Co. Ltd.	15,897	535
Suzuki Motor Corp.	81,100	1,870
Sysmex Corp.	16,849	1,103
T&D Holdings, Inc.	131,700	1,772
Taiheiyo Cement Corp.	272,000	869
Taisei Corp.	211,000	764
Taisho Pharmaceutical Holdings Co. Ltd.	7,000	497
Taiyo Nippon Sanso Corp.	59,000	409

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 22.2% continued
Takashimaya Co. Ltd.	59,000	$598
Takeda Pharmaceutical Co. Ltd.	177,100	8,015
TDK Corp.	27,500	950
Teijin Ltd.	197,000	433
Terumo Corp.	33,300	1,657
THK Co. Ltd.	24,900	524
Tobu Railway Co. Ltd.	232,000	1,195
Toho Co. Ltd.	26,500	546
Toho Gas Co. Ltd.	87,000	450
Tohoku Electric Power Co., Inc.*	105,000	1,315
Tokio Marine Holdings, Inc.	155,500	4,932
Tokyo Electric Power Co., Inc.*	324,600	1,677
Tokyo Electron Ltd.	38,900	1,969
Tokyo Gas Co. Ltd.	544,000	3,011
Tokyo Tatemono Co. Ltd.	92,000	766
Tokyu Corp.	250,000	1,636
Tokyu Land Corp.	93,000	853
TonenGeneral Sekiyu K.K.	62,000	601
Toppan Printing Co. Ltd.	122,000	848
Toray Industries, Inc.	324,000	2,098
Toshiba Corp.	912,000	4,387
TOTO Ltd.	68,000	692
Toyo Seikan Group Holdings Ltd.	33,700	519
Toyo Suisan Kaisha Ltd.	19,000	633
Toyoda Gosei Co. Ltd.	14,500	355
Toyota Boshoku Corp.	12,500	180
Toyota Industries Corp.	36,200	1,482
Toyota Motor Corp.	619,100	37,382
Toyota Tsusho Corp.	46,700	1,204
Trend Micro, Inc.	23,200	737
Tsumura & Co.	12,600	371
Ube Industries Ltd.	223,000	414
Unicharm Corp.	26,000	1,471
United Urban Investment Corp.	512	689
USS Co. Ltd.	4,560	579
West Japan Railway Co.	38,900	1,647
Yahoo Japan Corp.	3,344	1,652
Yakult Honsha Co. Ltd.	19,500	808
Yamada Denki Co. Ltd.	21,059	855
Yamaguchi Financial Group, Inc.	50,000	493
Yamaha Corp.	33,800	388
Yamaha Motor Co. Ltd.	64,400	835
Yamato Holdings Co. Ltd.	81,100	1,710
Yamato Kogyo Co. Ltd.	8,500	260
Yamazaki Baking Co. Ltd.	26,905	317
Yaskawa Electric Corp.	49,000	596
Yokogawa Electric Corp.	44,700	535
Yokohama Rubber (The) Co. Ltd.	47,000	473

		572,040

Netherlands - 4.4%
Aegon N.V.	410,385	2,740
Akzo Nobel N.V.	53,911	3,028
ASML Holding N.V.	80,806	6,340
Corio N.V.	17,207	682
DE Master Blenders 1753 N.V.*	113,088	1,810
Delta Lloyd N.V.	39,009	777
Fugro N.V. - CVA	17,265	932
Gemalto N.V.	17,587	1,592
Heineken Holding N.V.	23,224	1,301
Heineken N.V.	52,013	3,307
ING Groep N.V. - CVA*	859,687	7,856
Koninklijke Ahold N.V.	228,060	3,388
Koninklijke Boskalis Westminster N.V.	18,287	666
Koninklijke DSM N.V.	35,260	2,294
Koninklijke KPN N.V.	730,159	1,510
Koninklijke Philips N.V.	214,328	5,838
Koninklijke Vopak N.V.	15,897	937
QIAGEN N.V.*	54,785	1,076
Randstad Holding N.V.	26,605	1,086
Reed Elsevier N.V.	152,872	2,536
Royal Dutch Shell PLC, Class A	846,664	27,018
Royal Dutch Shell PLC, Class B	586,896	19,409
TNT Express N.V.	82,947	620
Unilever N.V. - CVA	364,255	14,289
Wolters Kluwer N.V.	68,894	1,453
Ziggo N.V.	37,976	1,516

		114,001

New Zealand - 0.1%
Auckland International Airport Ltd.	238,278	547
Contact Energy Ltd.	77,835	308
Fletcher Building Ltd.	158,147	1,031
SKYCITY Entertainment Group Ltd.	124,033	418
Telecom Corp. of New Zealand Ltd.	410,403	714

		3,018

Norway - 0.8%
Aker Solutions ASA	35,483	482
DNB ASA	217,026	3,135

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Norway - 0.8% continued
Gjensidige Forsikring ASA	43,089	$633
Norsk Hydro ASA	217,335	865
Orkla ASA	176,725	1,448
Seadrill Ltd.	85,037	3,430
Statoil ASA	248,746	5,128
Telenor ASA	158,645	3,145
Yara International ASA	41,949	1,673

		19,939

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)*	429,573	341
EDP - Energias de Portugal S.A.	451,594	1,456
Galp Energia SGPS S.A.	61,717	913
Jeronimo Martins SGPS S.A.	56,578	1,191
Portugal Telecom SGPS S.A. (Registered)	130,906	509

		4,410

Singapore - 1.6%
Ascendas Real Estate Investment Trust	434,879	765
CapitaCommercial Trust	450,000	520
CapitaLand Ltd.	575,750	1,391
CapitaMall Trust	549,800	865
CapitaMalls Asia Ltd.	275,658	395
City Developments Ltd.	92,000	774
ComfortDelGro Corp. Ltd.	436,000	627
DBS Group Holdings Ltd.	383,626	4,670
Genting Singapore PLC	1,387,380	1,439
Global Logistic Properties Ltd.	689,939	1,488
Golden Agri-Resources Ltd.	1,614,892	709
Hutchison Port Holdings Trust, Class U	1,118,000	824
Jardine Cycle & Carriage Ltd.	24,446	820
Keppel Corp. Ltd.	327,550	2,678
Keppel Land Ltd.	152,473	400
Olam International Ltd.	342,479	442
Oversea-Chinese Banking Corp. Ltd.	577,944	4,538
Sembcorp Industries Ltd.	219,644	854
SembCorp Marine Ltd.	194,800	660
Singapore Airlines Ltd.	119,734	958
Singapore Exchange Ltd.	189,000	1,044
Singapore Press Holdings Ltd.	356,295	1,170
Singapore Technologies Engineering Ltd.	358,000	1,178
Singapore Telecommunications Ltd.	1,782,925	5,280
StarHub Ltd.	143,000	472
United Overseas Bank Ltd.	287,875	4,490
UOL Group Ltd.	103,739	550
Wilmar International Ltd.	448,000	1,109

		41,110

Spain - 2.7%
Abertis Infraestructuras S.A.	83,640	1,453
Acciona S.A.	6,190	326
ACS Actividades de Construccion y Servicios S.A.	31,888	841
Amadeus IT Holding S.A., Class A	85,437	2,729
Banco Bilbao Vizcaya Argentaria S.A.	1,241,994	10,342
Banco de Sabadell S.A.	587,546	971
Banco Popular Espanol S.A.*	282,945	861
Banco Santander S.A.	2,425,759	15,357
Bankia S.A.*	905,060	698
CaixaBank S.A.	260,328	800
Distribuidora Internacional de Alimentacion S.A.	141,207	1,063
Enagas S.A.	43,405	1,072
Ferrovial S.A.	93,314	1,491
Gas Natural SDG S.A.	77,641	1,559
Grifols S.A.	29,518	1,083
Grifols S.A., Class B	4,066	115
Iberdrola S.A.	1,055,591	5,540
Inditex S.A.	48,984	6,042
Mapfre S.A.	169,621	549
Red Electrica Corp. S.A.	24,737	1,357
Repsol S.A.	185,298	3,906
Telefonica S.A.*	919,491	11,831
Zardoya Otis S.A.	32,421	458

		70,444

Sweden - 3.1%
Alfa Laval AB	71,580	1,455
Assa Abloy AB, Class B	74,532	2,906
Atlas Copco AB, Class A	137,474	3,302
Atlas Copco AB, Class B	103,696	2,212
Boliden AB	58,121	720
Electrolux AB, Class B	54,858	1,387
Elekta AB, Class B	85,230	1,296
Getinge AB, Class B	43,908	1,331
Hennes & Mauritz AB, Class B	213,236	6,982
Hexagon AB, Class B	54,187	1,445
Husqvarna AB, Class B	86,443	455
Industrivarden AB, Class C	24,911	414
Investment AB Kinnevik, Class B	47,095	1,202
Investor AB, Class B	100,942	2,701

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Sweden - 3.1% continued
Lundin Petroleum AB*	49,119	$970
Millicom International Cellular S.A. SDR	14,666	1,057
Nordea Bank AB	591,590	6,581
Ratos AB, Class B	40,355	313
Sandvik AB	240,090	2,859
Scania AB, Class B	73,034	1,455
Securitas AB, Class B	68,392	595
Skandinaviska Enskilda Banken AB, Class A	341,441	3,248
Skanska AB, Class B	86,470	1,429
SKF AB, Class B	87,249	2,033
Svenska Cellulosa AB, Class B	129,695	3,247
Svenska Handelsbanken AB, Class A	112,021	4,479
Swedbank AB, Class A	203,319	4,640
Swedish Match AB	45,366	1,604
Tele2 AB, Class B*	68,439	801
Telefonaktiebolaget LM Ericsson, Class B	683,721	7,752
TeliaSonera AB	535,586	3,480
Volvo AB, Class B	338,737	4,515

		78,866

Switzerland - 9.6%
ABB Ltd. (Registered)*	492,937	10,642
Actelion Ltd. (Registered)*	23,582	1,420
Adecco S.A. (Registered)*	30,286	1,719
Aryzta A.G.*	14,184	795
Aryzta A.G. (Dublin Exchange)*	4,637	262
Baloise Holding A.G. (Registered)	11,092	1,074
Banque Cantonale Vaudoise (Registered)	633	315
Barry Callebaut A.G. (Registered)*	404	370
Cie Financiere Richemont S.A., Class A (Bearer)	117,169	10,278
Coca-Cola HBC A.G. - CDI*	5,169	121
Coca-Cola HBC A.G. ADR	40,298	942
Credit Suisse Group A.G. (Registered)*	336,165	8,913
EMS-Chemie Holding A.G. (Registered)	1,980	584
Geberit A.G. (Registered)*	8,511	2,107
Givaudan S.A. (Registered)*	1,889	2,439
Glencore Xstrata PLC*	2,244,044	9,335
Holcim Ltd. (Registered)*	51,748	3,611
Julius Baer Group Ltd.*	51,200	1,990
Kuehne + Nagel International A.G. (Registered)	12,243	1,342
Lindt & Spruengli A.G. (Registered)	22	957
Lindt & Spruengli A.G. (Participation Certificate)	184	689
Lonza Group A.G. (Registered)*	12,397	929
Nestle S.A. (Registered)	723,414	47,316
Novartis A.G. (Registered)	515,955	36,566
Pargesa Holding S.A. (Bearer)	5,911	394
Partners Group Holding A.G.	4,019	1,088
Roche Holding A.G. (Genusschein)	157,610	39,053
Schindler Holding A.G. (Registered)	4,827	653
Schindler Holding A.G. (Participation Certificate)	10,806	1,503
SGS S.A. (Registered)	1,219	2,613
Sika A.G. (Bearer)	498	1,286
Sonova Holding A.G. (Registered)*	11,534	1,223
STMicroelectronics N.V.	137,959	1,234
Sulzer A.G. (Registered)	5,657	901
Swatch Group (The) A.G. (Bearer)	6,975	3,822
Swatch Group (The) A.G. (Registered)	9,548	896
Swiss Life Holding A.G. (Registered)*	7,205	1,166
Swiss Prime Site A.G. (Registered)*	11,818	869
Swiss Re A.G.*	79,000	5,852
Swisscom A.G. (Registered)	5,277	2,306
Syngenta A.G. (Registered)	20,860	8,135
Transocean Ltd.	81,685	3,911
UBS A.G. (Registered)*	818,042	13,897
Wolseley PLC	61,814	2,861
Zurich Insurance Group A.G.*	33,232	8,612

		246,991

United Kingdom - 18.8%
3i Group PLC	211,601	1,082
Aberdeen Asset Management PLC	214,362	1,241
Admiral Group PLC	43,700	884
Aggreko PLC	61,424	1,540
AMEC PLC	63,597	974
Anglo American PLC	312,789	6,044
Antofagasta PLC	88,472	1,074
ARM Holdings PLC	313,479	3,793
Associated British Foods PLC	80,465	2,130
AstraZeneca PLC	279,710	13,231
Aviva PLC	669,936	3,441
Babcock International Group PLC	82,314	1,386
BAE Systems PLC	733,603	4,288
Barclays PLC	2,740,342	11,747
BG Group PLC	763,735	13,035
BHP Billiton PLC	474,406	12,185
BP PLC	4,302,021	29,844

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United Kingdom - 18.8% continued
British American Tobacco PLC	432,677	$22,219
British Land Co. PLC	206,500	1,777
British Sky Broadcasting Group PLC	238,613	2,879
BT Group PLC	1,768,568	8,276
Bunzl PLC	75,413	1,472
Burberry Group PLC	99,602	2,055
Capita PLC	147,883	2,179
Carnival Corp.	5,012	172
Carnival PLC	36,881	1,279
Centrica PLC	1,159,594	6,364
Cobham PLC	232,785	930
Compass Group PLC	411,618	5,275
Croda International PLC	29,503	1,115
Diageo PLC	561,900	16,117
Direct Line Insurance Group PLC	181,762	645
easyJet PLC	35,569	704
Fresnillo PLC	41,824	563
G4S PLC	327,613	1,145
GKN PLC	368,396	1,696
GlaxoSmithKline PLC	1,099,823	27,514
Hammerson PLC	163,235	1,214
Hargreaves Lansdown PLC	50,618	681
HSBC Holdings PLC	4,145,461	42,960
ICAP PLC	118,770	659
IMI PLC	74,140	1,404
Imperial Tobacco Group PLC	220,884	7,675
Inmarsat PLC	97,454	1,000
InterContinental Hotels Group PLC	61,403	1,690
International Consolidated Airlines Group S.A.*	199,455	797
Intertek Group PLC	36,266	1,616
Intu Properties PLC	153,642	732
Invensys PLC	152,472	959
Investec PLC	126,930	795
ITV PLC	843,326	1,803
J Sainsbury PLC	280,387	1,515
Johnson Matthey PLC	46,581	1,865
Kingfisher PLC	526,617	2,757
Land Securities Group PLC	177,585	2,375
Legal & General Group PLC	1,332,866	3,487
Lloyds Banking Group PLC*	10,253,333	9,885
London Stock Exchange Group PLC	39,667	803
Marks & Spencer Group PLC	363,223	2,374
Meggitt PLC	180,878	1,417
Melrose Industries PLC	283,042	1,072
National Grid PLC	818,914	9,263
Next PLC	36,085	2,496
Old Mutual PLC	1,085,865	2,980
Pearson PLC	186,062	3,304
Persimmon PLC*	67,692	1,221
Petrofac Ltd.	58,591	1,071
Prudential PLC	573,729	9,432
Randgold Resources Ltd.	19,451	1,237
Reckitt Benckiser Group PLC	145,511	10,315
Reed Elsevier PLC	270,763	3,085
Resolution Ltd.	325,044	1,403
Rexam PLC	180,425	1,306
Rio Tinto PLC	285,391	11,697
Rolls-Royce Holdings PLC*	420,904	7,283
Royal Bank of Scotland Group PLC*	471,614	1,970
RSA Insurance Group PLC	807,270	1,464
SABMiller PLC	214,589	10,326
Sage Group (The) PLC	249,658	1,295
Schroders PLC	24,008	793
Segro PLC	176,668	747
Serco Group PLC	115,507	1,086
Severn Trent PLC	54,448	1,373
Smith & Nephew PLC	203,214	2,265
Smiths Group PLC	89,256	1,781
SSE PLC	212,442	4,905
Standard Chartered PLC	541,034	11,681
Standard Life PLC	526,405	2,752
Subsea 7 S.A.*	57,103	999
Tate & Lyle PLC	107,069	1,345
Tesco PLC	1,801,924	9,055
Travis Perkins PLC	54,700	1,215
TUI Travel PLC	101,060	546
Tullow Oil PLC	206,527	3,155
Unilever PLC	287,313	11,668
United Utilities Group PLC	155,770	1,618
Vedanta Resources PLC	19,153	298
Vodafone Group PLC	10,979,531	31,508
Weir Group (The) PLC	46,276	1,521
Whitbread PLC	40,548	1,891
William Hill PLC	192,501	1,295
WM Morrison Supermarkets PLC	486,907	1,934

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United Kingdom - 18.8% continued
WPP PLC	284,116	$4,854

		485,263

Total Common Stocks(2) (Cost $2,221,626)		2,517,999

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke A.G.	12,644	863
Fuchs Petrolub A.G.	7,973	634
Henkel A.G. & Co. KGaA	40,011	3,754
Porsche Automobil Holding S.E.	34,387	2,657
ProSiebenSat.1 Media A.G.*	23,348	1,003
RWE A.G. (Non Voting)	7,898	244
Volkswagen A.G.	32,466	6,554

		15,709

Total Preferred Stocks(2) (Cost $10,442)		15,709

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.*	63,165	—
Immoeast A.G.*	62,543	—

		—

France - 0.0%
Eurazeo*	36	—

Hong Kong - 0.0%
First Pacific Co. Ltd.*	53,504	1

Spain - 0.0%
Repsol S.A.*	182,728	102

Total Rights(2) (Cost $118)		103

INVESTMENT COMPANIES - 1.1%
iShares MSCI EAFE Index Fund	101,430	5,820
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	20,728,714	20,729

Total Investment Companies (Cost $26,459)		26,549

Total Investments - 99.3% (Cost $2,258,645)		2,560,360

Other Assets less Liabilities - 0.7%		19,283

NET ASSETS - 100.0%		$2,579,643

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $45,426,000 with net sales of approximately $24,697,000 during the three months ended June 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	418	$14,135	Long	9/13	$(526)
FTSE 100 Index (British Pound)	114	10,683	Long	9/13	(199)
Hang Seng Index (Hong Kong Dollar)	10	1,336	Long	7/13	55
Nikkei 225 (Japanese Yen)	36	2,473	Long	9/13	44
SPI 200 (Australian Dollar)	41	4,471	Long	9/13	12
Topix Index (Japanese Yen)	17	1,939	Long	9/13	34

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Yen Denominated Nikkei 225 (Japanese Yen)	60	$4,144	Long	9/13	$37

Total					$(543)

At June 30, 2013, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.1%
Japanese Yen	22.5
British Pound	21.7
Swiss Franc	9.1
Australian Dollar	8.0
All other currencies less than 5%	10.6

Total	100.0%

At June 30, 2013, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	11.8
Energy	6.9
Financials	25.1
Health Care	10.5
Industrials	12.6
Information Technology	4.4
Materials	8.0
Telecommunication Services	5.2
Utilities	3.8

Total	100.0%

At June 30, 2013, the International Equity Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	2,885	Euro	2,219	7/1/13	$3
United States Dollar	136	Euro	104	7/1/13	— *
United States Dollar	2,817	Australian Dollar	3,036	7/2/13	(40)
United States Dollar	7,552	British Pound	4,967	7/2/13	2
United States Dollar	388	Danish Krone	2,224	7/2/13	— *
United States Dollar	6,798	Euro	5,228	7/2/13	7
United States Dollar	990	Hong Kong Dollar	7,678	7/2/13	— *
United States Dollar	7,473	Japanese Yen	736,224	7/2/13	(50)
United States Dollar	40	New Zealand Dollar	52	7/2/13	— *
United States Dollar	288	Norwegian Krone	1,750	7/2/13	— *
United States Dollar	527	Singapore Dollar	667	7/2/13	— *
United States Dollar	1,079	Swedish Krona	7,301	7/2/13	10
United States Dollar	3,167	Swiss Franc	3,005	7/2/13	14
Euro	1,119	United States Dollar	1,500	9/18/13	42
Japanese Yen	76,059	United States Dollar	800	9/18/13	33
United States Dollar	420	Australian Dollar	441	9/18/13	(19)
United States Dollar	620	Australian Dollar	652	9/18/13	(27)
United States Dollar	1,100	British Pound	701	9/18/13	(34)
United States Dollar	1,700	British Pound	1,081	9/18/13	(57)
United States Dollar	2,200	Euro	1,643	9/18/13	(60)
United States Dollar	5,080	Euro	3,807	9/18/13	(123)
United States Dollar	690	Hong Kong Dollar	5,356	9/18/13	1
United States Dollar	1,630	Japanese Yen	153,879	9/18/13	(78)
United States Dollar	2,450	Japanese Yen	230,683	9/18/13	(123)
United States Dollar	740	Singapore Dollar	926	9/18/13	(10)
United States Dollar	800	Swedish Krona	5,224	9/18/13	(23)
United States Dollar	160	Swiss Franc	148	9/18/13	(3)
United States Dollar	700	Swiss Franc	645	9/18/13	(17)

Total					$(552)

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Consumer Discretionary	$172	$285,761	$—		$285,933
Consumer Staples	942	294,402	—		295,344
Energy	—	176,328	—		176,328
Financials	—	632,819	—		632,819
Health Care	—	265,866	—		265,866
Industrials	277	320,051	—		320,328
Information Technology	—	111,470	—		111,470
Materials	—	202,143	—		202,143
Telecommunication Services	—	131,957	—		131,957
Utilities	—	95,811	—		95,811
Preferred Stocks
Consumer Discretionary	—	11,076	—		11,076
Consumer Staples	—	3,755	—		3,755
Materials	—	634	—		634
Utilities	—	244	—		244
Rights
Energy	—	102	—		102
Financials	—	1	—	*	1
Investment Companies	26,549	—	—		26,549

Total Investments	$27,940	$2,532,420	$—	*	$2,560,360

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	182	—	—		182
Foreign Currency Exchange Contracts	—	112	—		112
Liabilities
Futures Contracts	(725)	—	—		(725)
Foreign Currency Exchange Contracts	—	(664)	—		(664)

Total Other Financial Instruments	$(543)	$(552)	$—		$(1,095)

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$123,822	Valuations at last trade with foreign fair value adjustments
Consumer Staples	37,547	Valuations at last trade with foreign fair value adjustments
Energy	6,246	Valuations at last trade with foreign fair value adjustments
Financials	118,271	Valuations at last trade with foreign fair value adjustments
Health Care	35,270	Valuations at last trade with foreign fair value adjustments
Industrials	108,870	Valuations at last trade with foreign fair value adjustments
Information Technology	55,916	Valuations at last trade with foreign fair value adjustments
Materials	35,431	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	29,155	Valuations at last trade with foreign fair value adjustments
Utilities	17,711	Valuations at last trade with foreign fair value adjustments

Total	$568,239

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)		BALANCE AS OF 6/30/13 (000S)
Rights
Financials	$—	$—	(2)*	$—	*

(1)	The value of Transfers Into Level 3 are measured using the fair value as of the end of the period, June 30, 2013.
(2)	Transferred into Level 3 due to security being valued by NTGI PVC.
*	Amount rounds to less than one thousand.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,365,861

Gross tax appreciation of investments	$423,328
Gross tax depreciation of investments	(228,829)

Net tax appreciation of investments	$194,499

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Advertising - 0.2%
Lamar Advertising Co., Class A*	42,854	$1,860

Aerospace/Defense - 1.3%
Alliant Techsystems, Inc.	24,794	2,041
B/E Aerospace, Inc.*	80,737	5,093
Esterline Technologies Corp.*	24,125	1,744
Exelis, Inc.	144,898	1,998
Triumph Group, Inc.	39,782	3,149

		14,025

Agriculture - 0.1%
Universal Corp.	18,158	1,051

Airlines - 0.4%
Alaska Air Group, Inc.*	54,113	2,814
JetBlue Airways Corp.*	173,959	1,096

		3,910

Apparel - 1.1%
Carter’s, Inc.	39,278	2,909
Deckers Outdoor Corp.*	26,609	1,344
Hanesbrands, Inc.	75,906	3,903
Under Armour, Inc., Class A*	59,884	3,576

		11,732

Auto Manufacturers - 0.3%
Oshkosh Corp.*	67,799	2,574

Banks - 4.1%
Associated Banc-Corp.	129,254	2,010
BancorpSouth, Inc.	64,506	1,142
Bank of Hawaii Corp.	34,531	1,738
Cathay General Bancorp	56,951	1,159
City National Corp.	36,670	2,324
Commerce Bancshares, Inc.	59,323	2,584
Cullen/Frost Bankers, Inc.	46,206	3,085
East West Bancorp, Inc.	104,958	2,886
First Horizon National Corp.	182,995	2,050
FirstMerit Corp.	127,675	2,557
Fulton Financial Corp.	150,501	1,728
Hancock Holding Co.	65,400	1,967
International Bancshares Corp.	42,008	948
Prosperity Bancshares, Inc.	36,200	1,875
Signature Bank*	36,376	3,020
SVB Financial Group*	34,692	2,890
Synovus Financial Corp.	611,174	1,785
TCF Financial Corp.	126,353	1,792
Trustmark Corp.	51,875	1,275
Valley National Bancorp	153,698	1,455
Webster Financial Corp.	69,553	1,786
Westamerica Bancorporation	20,541	938

		42,994

Beverages - 0.7%
Green Mountain Coffee Roasters, Inc.*	95,382	7,159

Biotechnology - 1.8%
Bio-Rad Laboratories, Inc., Class A*	15,568	1,747
Charles River Laboratories International, Inc.*	37,785	1,550
United Therapeutics Corp.*	35,409	2,330
Vertex Pharmaceuticals, Inc.*	170,649	13,630

		19,257

Building Materials - 1.4%
Eagle Materials, Inc.	36,265	2,403
Fortune Brands Home & Security, Inc.	127,120	4,925
Lennox International, Inc.	35,252	2,275
Louisiana-Pacific Corp.*	107,769	1,594
Martin Marietta Materials, Inc.	35,389	3,483

		14,680

Chemicals - 2.6%
Albemarle Corp.	67,512	4,205
Ashland, Inc.	56,678	4,733
Cabot Corp.	46,187	1,728
Cytec Industries, Inc.	32,344	2,369
Intrepid Potash, Inc.	41,493	791
Minerals Technologies, Inc.	26,691	1,103
NewMarket Corp.	8,223	2,159
Olin Corp.	61,944	1,482
RPM International, Inc.	102,125	3,262
Sensient Technologies Corp.	38,538	1,560
Valspar (The) Corp.	63,032	4,076

		27,468

Coal - 0.1%
Alpha Natural Resources, Inc.*	168,784	884
Arch Coal, Inc.	160,993	609

		1,493

Commercial Services - 5.5%
Aaron’s, Inc.	54,401	1,524
Alliance Data Systems Corp.*	37,876	6,857
Apollo Group, Inc., Class A*	77,138	1,367
Brink’s (The) Co.	36,636	935

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Commercial Services - 5.5% continued
Convergys Corp.	80,825	$1,409
CoreLogic, Inc.*	74,012	1,715
Corporate Executive Board (The) Co.	25,839	1,634
Deluxe Corp.	39,112	1,355
DeVry, Inc.	43,779	1,358
FTI Consulting, Inc.*	31,083	1,022
Gartner, Inc.*	72,239	4,117
Global Payments, Inc.	59,866	2,773
HMS Holdings Corp.*	67,589	1,575
Lender Processing Services, Inc.	65,452	2,117
Manpower, Inc.	59,421	3,256
Matthews International Corp., Class A	21,091	795
Monster Worldwide, Inc.*	88,879	436
Rent-A-Center, Inc.	44,873	1,685
Rollins, Inc.	50,913	1,319
RR Donnelley & Sons Co.	139,805	1,959
SEI Investments Co.	103,593	2,945
Service Corp. International	163,017	2,939
Sotheby’s	52,627	1,995
Strayer Education, Inc.	8,413	411
Towers Watson & Co., Class A	43,475	3,562
TravelCenters of America LLC - (Fractional Shares)*	80,000	—
United Rentals, Inc.*	72,593	3,623
Valassis Communications, Inc.	29,533	726
WEX, Inc.*	29,882	2,292

		57,701

Computers - 2.7%
3D Systems Corp.*	71,403	3,135
Cadence Design Systems, Inc.*	218,058	3,157
Diebold, Inc.	49,023	1,652
DST Systems, Inc.	23,208	1,516
Jack Henry & Associates, Inc.	66,317	3,126
Lexmark International, Inc., Class A	48,751	1,490
Mentor Graphics Corp.	72,430	1,416
MICROS Systems, Inc.*	60,841	2,625
NCR Corp.*	126,698	4,180
Riverbed Technology, Inc.*	125,927	1,959
Synopsys, Inc.*	118,478	4,236

		28,492

Distribution/Wholesale - 1.4%
Arrow Electronics, Inc.*	80,470	3,207
Ingram Micro, Inc., Class A*	117,423	2,230
LKQ Corp.*	230,090	5,925
Owens & Minor, Inc.	48,809	1,651
Watsco, Inc.	22,878	1,921

		14,934

Diversified Financial Services - 2.3%
Affiliated Managers Group, Inc.*	40,639	6,662
CBOE Holdings, Inc.	67,224	3,135
Eaton Vance Corp.	93,584	3,518
Federated Investors, Inc., Class B	72,649	1,991
Greenhill & Co., Inc.	20,176	923
Janus Capital Group, Inc.	144,840	1,233
Raymond James Financial, Inc.	87,174	3,747
Waddell & Reed Financial, Inc., Class A	66,212	2,880

		24,089

Electric - 3.5%
Alliant Energy Corp.	85,532	4,312
Black Hills Corp.	34,198	1,667
Cleco Corp.	46,574	2,162
Great Plains Energy, Inc.	118,471	2,670
Hawaiian Electric Industries, Inc.	75,883	1,921
IDACORP, Inc.	38,688	1,848
MDU Resources Group, Inc.	145,455	3,769
National Fuel Gas Co.	64,327	3,728
NV Energy, Inc.	181,492	4,258
OGE Energy Corp.	76,393	5,210
PNM Resources, Inc.	61,339	1,361
Westar Energy, Inc.	97,804	3,126

		36,032

Electrical Components & Equipment - 2.0%
Acuity Brands, Inc.	32,998	2,492
AMETEK, Inc.	187,609	7,936
Energizer Holdings, Inc.	47,921	4,816
General Cable Corp.	38,508	1,184
Hubbell, Inc., Class B	41,150	4,074

		20,502

Electronics - 2.3%
Avnet, Inc.*	105,576	3,547
Gentex Corp.	110,652	2,551
Itron, Inc.*	30,448	1,292
Mettler-Toledo International, Inc.*	23,233	4,675
National Instruments Corp.	73,339	2,049
Tech Data Corp.*	29,081	1,369
Trimble Navigation Ltd.*	197,085	5,126
Vishay Intertechnology, Inc.*	101,907	1,416

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Electronics - 2.3% continued
Woodward, Inc.	46,759	$1,870

		23,895

Engineering & Construction - 0.9%
AECOM Technology Corp.*	79,585	2,530
Granite Construction, Inc.	27,396	815
KBR, Inc.	113,833	3,700
URS Corp.	58,603	2,767

		9,812

Entertainment - 0.6%
Bally Technologies, Inc.*	29,727	1,677
Cinemark Holdings, Inc.	78,507	2,192
DreamWorks Animation SKG, Inc., Class A*	54,292	1,393
International Speedway Corp., Class A	20,048	631
Scientific Games Corp., Class A*	41,136	463

		6,356

Environmental Control - 0.7%
Clean Harbors, Inc.*	41,466	2,095
Mine Safety Appliances Co.	24,068	1,121
Waste Connections, Inc.	95,073	3,911

		7,127

Food - 2.3%
Dean Foods Co.*	143,885	1,442
Flowers Foods, Inc.	132,585	2,924
Harris Teeter Supermarkets, Inc.	38,128	1,787
Hillshire Brands Co.	94,814	3,136
Ingredion, Inc.	59,643	3,914
Lancaster Colony Corp.	14,931	1,164
Post Holdings, Inc.*	25,125	1,097
Smithfield Foods, Inc.*	96,411	3,157
SUPERVALU, Inc.*	154,477	961
Tootsie Roll Industries, Inc.	16,121	512
United Natural Foods, Inc.*	37,960	2,049
WhiteWave Foods Co., Class A*	106,630	1,733

		23,876

Forest Products & Paper - 0.2%
Domtar Corp.	25,870	1,720

Gas - 1.3%
Atmos Energy Corp.	69,740	2,864
Questar Corp.	134,861	3,216
UGI Corp.	87,648	3,428
Vectren Corp.	63,310	2,142
WGL Holdings, Inc.	39,985	1,728

		13,378

Hand/Machine Tools - 0.8%
Kennametal, Inc.	60,666	2,356
Lincoln Electric Holdings, Inc.	63,901	3,659
Regal-Beloit Corp.	34,637	2,246

		8,261

Healthcare - Products - 3.2%
Cooper (The) Cos., Inc.	37,537	4,469
Henry Schein, Inc.*	67,184	6,433
Hill-Rom Holdings, Inc.	45,845	1,544
Hologic, Inc.*	207,470	4,004
IDEXX Laboratories, Inc.*	41,832	3,756
Masimo Corp.	39,582	839
ResMed, Inc.	109,735	4,952
STERIS Corp.	45,390	1,946
Techne Corp.	26,632	1,840
Teleflex, Inc.	31,631	2,451
Thoratec Corp.*	44,568	1,396

		33,630

Healthcare - Services - 2.3%
Community Health Systems, Inc.	72,654	3,406
Covance, Inc.*	43,064	3,279
Health Management Associates, Inc., Class A*	199,860	3,142
Health Net, Inc.*	61,108	1,944
LifePoint Hospitals, Inc.*	36,558	1,785
MEDNAX, Inc.*	38,543	3,530
Universal Health Services, Inc., Class B	68,682	4,599
WellCare Health Plans, Inc.*	33,457	1,859

		23,544

Home Builders - 1.1%
KB Home	63,344	1,244
MDC Holdings, Inc.	30,156	980
NVR, Inc.*	3,635	3,352
Thor Industries, Inc.	33,904	1,667
Toll Brothers, Inc.*	116,149	3,790

		11,033

Home Furnishings - 0.2%
Tempur International, Inc.*	46,496	2,041

Household Products/Wares - 1.4%
Church & Dwight Co., Inc.	106,406	6,566

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Household Products/Wares - 1.4% continued
Jarden Corp.*	77,840	$3,406
Scotts Miracle-Gro (The) Co., Class A	29,997	1,449
Tupperware Brands Corp.	40,652	3,158

		14,579

Insurance - 4.8%
Alleghany Corp.*	12,966	4,970
American Financial Group, Inc.	58,135	2,843
Arthur J Gallagher & Co.	97,676	4,268
Aspen Insurance Holdings Ltd.	52,465	1,946
Brown & Brown, Inc.	90,987	2,933
Everest Re Group Ltd.	38,476	4,935
Fidelity National Financial, Inc., Class A	164,698	3,922
First American Financial Corp.	83,357	1,837
Hanover Insurance Group (The), Inc.	33,891	1,658
HCC Insurance Holdings, Inc.	77,294	3,332
Kemper Corp.	41,859	1,434
Mercury General Corp.	28,158	1,238
Old Republic International Corp.	185,873	2,392
Primerica, Inc.	35,481	1,328
Protective Life Corp.	60,427	2,321
Reinsurance Group of America, Inc.	56,005	3,871
StanCorp Financial Group, Inc.	34,074	1,684
WR Berkley Corp.	84,910	3,469

		50,381

Internet - 1.6%
AOL, Inc.*	59,709	2,178
Equinix, Inc.*	38,008	7,021
Rackspace Hosting, Inc.*	85,092	3,224
TIBCO Software, Inc.*	120,158	2,571
ValueClick, Inc.*	55,169	1,362

		16,356

Investment Companies - 0.1%
Apollo Investment Corp.	173,256	1,341

Iron/Steel - 0.9%
Carpenter Technology Corp.	34,104	1,537
Commercial Metals Co.	90,077	1,331
Reliance Steel & Aluminum Co.	59,128	3,876
Steel Dynamics, Inc.	169,909	2,533

		9,277

Leisure Time - 0.7%
Life Time Fitness, Inc.*	30,330	1,520
Polaris Industries, Inc.	49,235	4,677
WMS Industries, Inc.*	42,226	1,077

		7,274

Machinery - Construction & Mining - 0.2%
Terex Corp.*	85,644	2,253

Machinery - Diversified - 2.1%
AGCO Corp.	74,979	3,763
Gardner Denver, Inc.	37,955	2,854
Graco, Inc.	47,209	2,984
IDEX Corp.	63,311	3,407
Nordson Corp.	43,577	3,020
Wabtec Corp.	74,080	3,958
Zebra Technologies Corp., Class A*	39,295	1,707

		21,693

Media - 1.0%
AMC Networks, Inc., Class A*	44,466	2,909
FactSet Research Systems, Inc.	31,215	3,182
John Wiley & Sons, Inc., Class A	35,701	1,431
Meredith Corp.	27,932	1,332
New York Times (The) Co., Class A*	95,117	1,052
Scholastic Corp.	20,692	606

		10,512

Metal Fabrication/Hardware - 0.7%
Timken Co.	61,535	3,463
Valmont Industries, Inc.	18,133	2,595
Worthington Industries, Inc.	41,041	1,301

		7,359

Mining - 0.4%
Compass Minerals International, Inc.	25,632	2,167
Royal Gold, Inc.	50,121	2,109

		4,276

Miscellaneous Manufacturing - 2.1%
Aptargroup, Inc.	51,396	2,837
Carlisle Cos., Inc.	48,998	3,053
CLARCOR, Inc.	38,248	1,997
Crane Co.	37,451	2,244
Donaldson Co., Inc.	104,141	3,714
Harsco Corp.	62,168	1,442
ITT Corp.	69,261	2,037
SPX Corp.	36,061	2,596
Trinity Industries, Inc.	61,068	2,347

		22,267

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Office Furnishings - 0.2%
Herman Miller, Inc.	45,251	$1,225
HNI Corp.	34,918	1,259

		2,484

Oil & Gas - 2.5%
Atwood Oceanics, Inc.*	44,143	2,298
Bill Barrett Corp.*	38,099	770
Cimarex Energy Co.	66,659	4,332
Energen Corp.	55,670	2,909
HollyFrontier Corp.	156,636	6,701
Patterson-UTI Energy, Inc.	112,805	2,183
Rosetta Resources, Inc.*	47,050	2,001
SM Energy Co.	51,063	3,063
Unit Corp.*	33,397	1,422

		25,679

Oil & Gas Services - 2.1%
CARBO Ceramics, Inc.	15,284	1,031
Dresser-Rand Group, Inc.*	58,705	3,521
Dril-Quip, Inc.*	28,164	2,543
Helix Energy Solutions Group, Inc.*	76,287	1,758
Oceaneering International, Inc.	83,326	6,016
Oil States International, Inc.*	42,357	3,924
Superior Energy Services, Inc.*	122,945	3,189

		21,982

Packaging & Containers - 1.4%
Greif, Inc., Class A	23,576	1,242
Packaging Corp. of America	75,545	3,699
Rock Tenn Co., Class A	55,400	5,533
Silgan Holdings, Inc.	34,863	1,637
Sonoco Products Co.	77,938	2,694

		14,805

Pharmaceuticals - 1.0%
Endo Health Solutions, Inc.*	86,682	3,189
Mallinckrodt PLC*	45,295	2,058
Omnicare, Inc.	80,868	3,858
VCA Antech, Inc.*	68,176	1,779

		10,884

Real Estate - 0.4%
Alexander & Baldwin, Inc.*	33,337	1,325
Jones Lang LaSalle, Inc.	33,941	3,094

		4,419

Real Estate Investment Trusts - 9.5%
Alexandria Real Estate Equities, Inc.	54,302	3,569
American Campus Communities, Inc.	80,728	3,282
BioMed Realty Trust, Inc.	143,539	2,904
BRE Properties, Inc.	59,412	2,972
Camden Property Trust	65,410	4,522
Corporate Office Properties Trust	66,007	1,683
Corrections Corp. of America	88,751	3,006
Duke Realty Corp.	247,858	3,864
Equity One, Inc.	47,839	1,083
Essex Property Trust, Inc.	29,303	4,657
Extra Space Storage, Inc.	79,801	3,346
Federal Realty Investment Trust	50,321	5,217
Highwoods Properties, Inc.	63,290	2,254
Home Properties, Inc.	40,268	2,632
Hospitality Properties Trust	107,630	2,829
Kilroy Realty Corp.	58,026	3,076
Liberty Property Trust	92,632	3,424
Mack-Cali Realty Corp.	64,478	1,579
National Retail Properties, Inc.	91,168	3,136
Omega Healthcare Investors, Inc.	89,436	2,774
Potlatch Corp.	31,293	1,265
Rayonier, Inc.	97,055	5,376
Rayonier, Inc. - (Fractional Shares)*	50,000	—
Realty Income Corp.	151,197	6,338
Regency Centers Corp.	70,555	3,585
Senior Housing Properties Trust	144,899	3,757
SL Green Realty Corp.	70,561	6,223
Taubman Centers, Inc.	49,122	3,692
UDR, Inc.	193,209	4,925
Weingarten Realty Investors	86,331	2,656

		99,626

Retail - 6.4%
Advance Auto Parts, Inc.	56,364	4,575
Aeropostale, Inc.*	61,293	846
American Eagle Outfitters, Inc.	135,064	2,466
ANN, Inc.*	35,986	1,195
Ascena Retail Group, Inc.*	98,070	1,711
Barnes & Noble, Inc.*	29,604	472
Big Lots, Inc.*	45,011	1,419
Bob Evans Farms, Inc.	21,388	1,005
Brinker International, Inc.	54,413	2,146
Cabela’s, Inc.*	35,778	2,317
Cheesecake Factory (The), Inc.	38,176	1,599
Chico’s FAS, Inc.	124,429	2,123
Copart, Inc.*	82,138	2,530

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Retail - 6.4% continued
CST Brands, Inc.*	46,610	$1,436
Dick’s Sporting Goods, Inc.	77,174	3,863
Domino’s Pizza, Inc.	43,293	2,518
Foot Locker, Inc.	115,632	4,062
Guess?, Inc.	47,274	1,467
HSN, Inc.	27,558	1,480
MSC Industrial Direct Co., Inc., Class A	36,087	2,795
Office Depot, Inc.*	219,027	848
Panera Bread Co., Class A*	21,595	4,015
Regis Corp.	44,046	723
Saks, Inc.*	78,064	1,065
Signet Jewelers Ltd.	62,317	4,202
Tractor Supply Co.	53,800	6,327
Wendy’s (The) Co.	218,121	1,272
Williams-Sonoma, Inc.	66,253	3,703
World Fuel Services Corp.	55,941	2,237

		66,417

Savings & Loans - 0.9%
Astoria Financial Corp.	62,999	679
First Niagara Financial Group, Inc.	272,765	2,747
New York Community Bancorp, Inc.	339,899	4,759
Washington Federal, Inc.	80,041	1,511

		9,696

Semiconductors - 2.2%
Atmel Corp.*	330,312	2,428
Cree, Inc.*	90,852	5,802
Cypress Semiconductor Corp.*	104,248	1,119
Fairchild Semiconductor International, Inc.*	98,048	1,353
Integrated Device Technology, Inc.*	113,659	902
International Rectifier Corp.*	53,949	1,130
Intersil Corp., Class A	98,059	767
Rovi Corp.*	79,635	1,819
Semtech Corp.*	51,960	1,820
Silicon Laboratories, Inc.*	30,063	1,245
Skyworks Solutions, Inc.*	147,336	3,225
SunEdison, Inc.*	177,541	1,450

		23,060

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	38,656	2,183

Software - 3.5%
ACI Worldwide, Inc.*	30,666	1,425
Acxiom Corp.*	56,874	1,290
Advent Software, Inc.*	24,983	876
Allscripts Healthcare Solutions, Inc.*	136,546	1,767
ANSYS, Inc.*	71,837	5,251
Broadridge Financial Solutions, Inc.	92,998	2,472
CommVault Systems, Inc.*	33,270	2,525
Compuware Corp.	164,458	1,702
Concur Technologies, Inc.*	35,323	2,875
Fair Isaac Corp.	27,570	1,264
Informatica Corp.*	83,226	2,911
Mantech International Corp., Class A	18,115	473
MSCI, Inc.*	93,013	3,095
PTC, Inc.*	92,217	2,262
SolarWinds, Inc.*	47,543	1,845
Solera Holdings, Inc.	53,064	2,953
VeriFone Systems, Inc.*	83,655	1,406

		36,392

Telecommunications - 1.5%
ADTRAN, Inc.	45,706	1,125
Ciena Corp.*	78,290	1,520
InterDigital, Inc.	31,744	1,417
NeuStar, Inc., Class A*	50,854	2,476
Plantronics, Inc.	33,375	1,466
Polycom, Inc.*	132,978	1,402
RF Micro Devices, Inc.*	216,727	1,159
Telephone & Data Systems, Inc.	77,627	1,914
tw telecom, Inc.*	115,547	3,251

		15,730

Textiles - 0.5%
Mohawk Industries, Inc.*	46,909	5,277

Transportation - 2.0%
Con-way, Inc.	43,426	1,692
Genesee & Wyoming, Inc., Class A*	38,204	3,241
JB Hunt Transport Services, Inc.	69,750	5,039
Kirby Corp.*	43,773	3,482
Landstar System, Inc.	35,879	1,848
Matson, Inc.	32,457	811
Tidewater, Inc.	38,116	2,171
UTi Worldwide, Inc.	80,862	1,332
Werner Enterprises, Inc.	34,045	823

		20,439

Trucking & Leasing - 0.2%
GATX Corp.	36,267	1,720

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Water - 0.3%
Aqua America, Inc.	108,346	$3,390

Total Common Stocks (Cost $812,014)		1,026,377

INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	17,570,132	17,570

Total Investment Companies (Cost $17,570)		17,570

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.08%, 10/17/13(3)	$2,115	$2,115

Total Short-Term Investments (Cost $2,115)		2,115

Total Investments - 100.1% (Cost $831,699)		1,046,062

Liabilities less Other Assets - (0.1)%		(1,008)

NET ASSETS - 100.0%		$1,045,054

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $27,001,000 with net sales of approximately $9,431,000 during the three months ended June 30, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	157	$18,179	Long	9/13	$105

At June 30, 2013, the industry sectors for the Mid Cap Index Fund were :

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	13.6%
Consumer Staples	4.2
Energy	5.2
Financials	23.3
Health Care	9.5
Industrials	16.4
Information Technology	15.3
Materials	6.9
Telecommunication Services	0.5
Utilities	5.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)		(000S)	(000S)	(000S)
Common Stocks	$1,026,377	(1)	$—	$—	$1,026,377
Investment Companies	17,570		—	—	17,570
Short-Term Investments	—		2,115	—	2,115

Total Investments	$1,043,947		$2,115	$—	$1,046,062

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$105		$—	$—	$105

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$848,491

Gross tax appreciation of investments	$223,055
Gross tax depreciation of investments	(25,484)

Net tax appreciation of investments	$197,571

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1%
Advertising - 0.1%
Harte-Hanks, Inc.	24,170	$208
Marchex, Inc., Class B	13,443	81
Marin Software, Inc.*	5,161	53
MDC Partners, Inc., Class A	13,973	252
Millennial Media, Inc.*	19,843	172
Valuevision Media, Inc., Class A*	22,100	113

		879

Aerospace/Defense - 1.3%
AAR Corp.	22,324	491
Aerovironment, Inc.*	10,409	210
API Technologies Corp.*	19,610	55
Astronics Corp.*	6,960	285
Cubic Corp.	11,152	536
Curtiss-Wright Corp.	26,285	974
Ducommun, Inc.*	5,956	127
Erickson Air-Crane, Inc.*	2,118	40
Esterline Technologies Corp.*	17,574	1,270
GenCorp, Inc.*	34,315	558
HEICO Corp.	29,773	1,500
Innovative Solutions & Support, Inc.	7,070	45
Kaman Corp.	15,248	527
Kratos Defense & Security Solutions, Inc.*	24,706	160
LMI Aerospace, Inc.*	5,829	109
M/A-COM Technology Solutions Holdings, Inc.*	5,957	87
Moog, Inc., Class A*	25,429	1,310
National Presto Industries, Inc.	2,758	199
Orbital Sciences Corp.*	33,459	581
Teledyne Technologies, Inc.*	20,994	1,624

		10,688

Agriculture - 0.3%
Alico, Inc.	1,631	65
Alliance One International, Inc.*	48,533	184
Andersons (The), Inc.	10,500	559
Griffin Land & Nurseries, Inc.	1,373	39
Limoneira Co.	5,391	112
Tejon Ranch Co.*	7,597	217
Universal Corp.	13,108	758
Vector Group Ltd.	34,032	552

		2,486

Airlines - 0.6%
Allegiant Travel Co.	8,445	895
Hawaiian Holdings, Inc.*	29,379	179
JetBlue Airways Corp.*	130,403	822
Republic Airways Holdings, Inc.*	28,029	318
SkyWest, Inc.	29,093	394
Spirit Airlines, Inc.*	33,884	1,076
US Airways Group, Inc.*	91,735	1,506

		5,190

Apparel - 1.1%
American Apparel, Inc.*	32,524	62
Columbia Sportswear Co.	7,237	453
Crocs, Inc.*	49,467	816
G-III Apparel Group Ltd.*	9,519	458
Iconix Brand Group, Inc.*	32,177	946
Jones Group (The), Inc.	44,941	618
Maidenform Brands, Inc.*	13,016	226
Oxford Industries, Inc.	7,542	471
Perry Ellis International, Inc.	7,016	143
Quiksilver, Inc.*	73,805	475
R.G. Barry Corp.	5,622	91
Skechers U.S.A., Inc., Class A*	21,834	524
Steven Madden Ltd.*	22,502	1,089
True Religion Apparel, Inc.	14,683	465
Unifi, Inc.*	8,491	176
Weyco Group, Inc.	3,520	89
Wolverine World Wide, Inc.	28,167	1,538

		8,640

Auto Manufacturers - 0.1%
Wabash National Corp.*	38,958	397

Auto Parts & Equipment - 1.1%
Accuride Corp.*	22,520	114
American Axle & Manufacturing Holdings, Inc.*	37,611	701
Commercial Vehicle Group, Inc.*	12,971	97
Cooper Tire & Rubber Co.	35,593	1,181
Dana Holding Corp.	82,459	1,588
Dorman Products, Inc.	14,167	646
Douglas Dynamics, Inc.	12,758	165
Federal-Mogul Corp.*	10,155	104
Fuel Systems Solutions, Inc.*	8,102	145
Gentherm, Inc.*	18,763	348
Meritor, Inc.*	54,735	386
Miller Industries, Inc.	6,287	97
Modine Manufacturing Co.*	26,798	291
Remy International, Inc.	7,853	146

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Auto Parts & Equipment - 1.1% continued
Spartan Motors, Inc.	18,634	$114
Standard Motor Products, Inc.	11,183	384
Superior Industries International, Inc.	13,053	225
Tenneco, Inc.*	34,273	1,552
Titan International, Inc.	30,238	510
Tower International, Inc.*	3,269	65

		8,859

Banks - 6.7%
1st Source Corp.	8,599	204
1st United Bancorp, Inc.	17,547	118
Access National Corp.	4,268	55
American National Bankshares, Inc.	4,418	103
Ameris Bancorp*	13,619	229
Ames National Corp.	5,234	119
Arrow Financial Corp.	5,775	143
Bancfirst Corp.	4,085	190
Banco Latinoamericano de Comercio Exterior S.A., Class E	16,636	372
Bancorp (The), Inc.*	18,651	280
BancorpSouth, Inc.	53,371	945
Bank of Kentucky Financial Corp.	3,445	98
Bank of Marin Bancorp	3,106	124
Bank of the Ozarks, Inc.	17,470	757
Banner Corp.	11,016	372
Bar Harbor Bankshares	2,199	80
BBCN Bancorp, Inc.	44,223	629
BNC Bancorp	10,294	118
Boston Private Financial Holdings, Inc.	44,401	472
Bridge Bancorp, Inc.	5,171	116
Bridge Capital Holdings*	5,415	86
Bryn Mawr Bank Corp.	7,584	181
C&F Financial Corp.	1,769	99
Camden National Corp.	4,285	152
Capital Bank Financial Corp., Class A*	13,932	265
Capital City Bank Group, Inc.*	7,008	81
Cardinal Financial Corp.	17,147	251
Cascade Bancorp*	4,235	26
Cass Information Systems, Inc.	5,877	271
Cathay General Bancorp	44,125	898
Center Bancorp, Inc.	6,602	84
Centerstate Banks, Inc.	17,505	152
Central Pacific Financial Corp.*	12,403	223
Century Bancorp, Inc., Class A	1,978	69
Chemical Financial Corp.	15,460	402
Chemung Financial Corp.	2,021	68
Citizens & Northern Corp.	6,705	130
City Holding Co.	8,749	341
CNB Financial Corp.	7,119	121
CoBiz Financial, Inc.	20,387	169
Columbia Banking System, Inc.	28,768	685
Community Bank System, Inc.	22,487	694
Community Trust Bancorp, Inc.	7,747	276
ConnectOne Bancorp, Inc.*	957	29
Crescent Financial Bancshares, Inc.*	6,766	30
CU Bancorp*	5,272	83
Customers Bancorp, Inc.*	11,216	182
CVB Financial Corp.	51,589	607
Eagle Bancorp, Inc.*	12,573	281
Enterprise Bancorp, Inc.	4,067	75
Enterprise Financial Services Corp.	10,327	165
Farmers Capital Bank Corp.*	4,191	91
Fidelity Southern Corp.*	5,776	71
Financial Institutions, Inc.	7,573	139
First BanCorp*	40,134	284
First Bancorp	11,051	156
First Bancorp, Inc.	5,359	94
First Busey Corp.	40,711	183
First Commonwealth Financial Corp.	54,789	404
First Community Bancshares, Inc.	10,041	157
First Connecticut Bancorp, Inc.	9,200	128
First Financial Bancorp	32,486	484
First Financial Bankshares, Inc.	17,667	983
First Financial Corp.	6,258	194
First Interstate Bancsystem, Inc.	9,917	206
First M&F Corp.	4,652	74
First Merchants Corp.	16,445	282
First Midwest Bancorp, Inc.	42,513	583
First NBC Bank Holding Co.*	2,340	57
First of Long Island (The) Corp.	4,299	143
First Security Group, Inc.*	35,095	76
FirstMerit Corp.	93,262	1,868
FNB Corp.	81,474	984
FNB United Corp.*	6,037	49
Franklin Financial Corp.	6,047	109
German American Bancorp, Inc.	7,072	159
Glacier Bancorp, Inc.	40,375	896
Great Southern Bancorp, Inc.	5,653	152
Guaranty Bancorp	8,270	94

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Banks - 6.7% continued
Hampton Roads Bankshares, Inc.*	18,964	$24
Hancock Holding Co.	47,705	1,434
Hanmi Financial Corp.*	17,792	314
Heartland Financial USA, Inc.	8,271	227
Heritage Commerce Corp.*	12,390	87
Heritage Financial Corp.	8,848	130
Heritage Oaks Bancorp*	11,307	70
Home BancShares, Inc.	25,426	660
Horizon Bancorp	4,875	99
Hudson Valley Holding Corp.	9,126	155
Iberiabank Corp.	16,715	896
Independent Bank Corp.	12,793	441
Independent Bank Group, Inc.*	2,129	65
International Bancshares Corp.	29,903	675
Intervest Bancshares Corp., Class A*	10,050	67
Lakeland Bancorp, Inc.	17,177	179
Lakeland Financial Corp.	9,395	261
LCNB Corp.	3,405	76
Macatawa Bank Corp.*	13,332	67
MainSource Financial Group, Inc.	11,328	152
MB Financial, Inc.	30,936	829
Mercantile Bank Corp.	4,773	86
Merchants Bancshares, Inc.	3,145	93
Metro Bancorp, Inc.*	7,938	159
MetroCorp Bancshares, Inc.	8,945	87
Middleburg Financial Corp.	3,126	60
MidSouth Bancorp, Inc.	4,735	74
MidWestOne Financial Group, Inc.	3,789	91
National Bankshares, Inc.	3,928	140
National Penn Bancshares, Inc.	65,741	668
NBT Bancorp, Inc.	24,599	521
NewBridge Bancorp*	14,189	85
Northrim BanCorp, Inc.	3,533	85
OFG Bancorp	25,490	462
Old National Bancorp	56,786	785
OmniAmerican Bancorp, Inc.*	6,494	143
Pacific Continental Corp.	9,647	114
PacWest Bancorp	21,300	653
Palmetto Bancshares, Inc.*	2,505	33
Park National Corp.	6,449	444
Park Sterling Corp.*	26,007	154
Peapack Gladstone Financial Corp.	5,050	88
Penns Woods Bancorp, Inc.	2,274	95
Peoples Bancorp, Inc.	6,084	128
Pinnacle Financial Partners, Inc.*	19,582	503
Preferred Bank*	6,545	108
PrivateBancorp, Inc.	36,391	772
Prosperity Bancshares, Inc.	33,858	1,753
Renasant Corp.	14,249	347
Republic Bancorp, Inc., Class A	5,428	119
S&T Bancorp, Inc.	16,864	331
S.Y. Bancorp, Inc.	7,841	192
Sandy Spring Bancorp, Inc.	13,898	300
SCBT Financial Corp.	9,622	485
Seacoast Banking Corp. of Florida*	42,760	94
Sierra Bancorp	6,679	99
Simmons First National Corp., Class A	9,257	242
Southside Bancshares, Inc.	9,959	238
Southwest Bancorp, Inc.*	10,933	144
State Bank Financial Corp.	17,839	268
StellarOne Corp.	12,762	251
Sterling Bancorp	17,668	205
Sterling Financial Corp.	19,082	454
Suffolk Bancorp*	6,494	106
Sun Bancorp, Inc.*	22,477	76
Susquehanna Bancshares, Inc.	104,745	1,346
Taylor Capital Group, Inc.*	9,710	164
Texas Capital Bancshares, Inc.*	22,919	1,017
Tompkins Financial Corp.	8,119	367
TowneBank	14,789	218
Trico Bancshares	8,932	191
Tristate Capital Holdings, Inc.*	3,682	51
TrustCo Bank Corp. NY	52,994	288
Trustmark Corp.	37,569	923
UMB Financial Corp.	18,296	1,019
Umpqua Holdings Corp.	62,671	941
Union First Market Bankshares Corp.	11,270	232
United Bankshares, Inc.	28,110	744
United Community Banks, Inc.*	24,542	305
Univest Corp. of Pennsylvania	9,374	179
ViewPoint Financial Group, Inc.	22,444	467
Virginia Commerce Bancorp, Inc.*	15,109	211
Walker & Dunlop, Inc.*	9,249	162
Washington Banking Co.	8,701	124
Washington Trust Bancorp, Inc.	8,048	230
Webster Financial Corp.	50,718	1,302
WesBanco, Inc.	14,481	383
West Bancorporation, Inc.	8,769	103

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Banks - 6.7% continued
Westamerica Bancorporation	15,155	$692
Western Alliance Bancorp*	41,857	663
Wilshire Bancorp, Inc.	35,165	233
Wintrust Financial Corp.	20,800	796
Yadkin Financial Corp.*	8,074	113

		54,507

Beverages - 0.1%
Boston Beer (The) Co., Inc., Class A*	4,636	791
Coca-Cola Bottling Co. Consolidated	2,560	157
Craft Brew Alliance, Inc.*	5,462	45
Farmer Bros. Co.*	3,008	42
National Beverage Corp.	6,392	112

		1,147

Biotechnology - 2.2%
Acorda Therapeutics, Inc.*	22,677	748
Aegerion Pharmaceuticals, Inc.*	16,196	1,026
Alnylam Pharmaceuticals, Inc.*	32,658	1,013
AMAG Pharmaceuticals, Inc.*	12,078	269
Arena Pharmaceuticals, Inc.*	122,659	944
Arqule, Inc.*	32,735	76
Astex Pharmaceuticals*	52,843	217
Biotime, Inc.*	21,971	87
Cambrex Corp.*	16,756	234
Cell Therapeutics, Inc.*	63,327	67
Celldex Therapeutics, Inc.*	45,575	711
Chelsea Therapeutics International Ltd.*	37,704	87
Coronado Biosciences, Inc.*	12,667	109
Curis, Inc.*	46,801	149
Cytokinetics, Inc.*	13,923	161
Dendreon Corp.*	87,573	361
Dynavax Technologies Corp.*	103,598	114
Emergent Biosolutions, Inc.*	15,462	223
Enzon Pharmaceuticals, Inc.	21,906	44
Epizyme, Inc.*	3,321	93
Exact Sciences Corp.*	36,195	503
Exelixis, Inc.*	103,948	472
Fibrocell Science, Inc.*	9,475	58
Galena Biopharma, Inc.*	46,903	104
Geron Corp.*	70,733	106
GTx, Inc.*	14,006	92
Halozyme Therapeutics, Inc.*	50,104	398
Harvard Bioscience, Inc.*	14,819	70
ImmunoGen, Inc.*	47,219	783
Immunomedics, Inc.*	41,264	224
Insmed, Inc.*	15,875	190
Intercept Pharmaceuticals, Inc.*	3,528	158
InterMune, Inc.*	46,163	444
KYTHERA Biopharmaceuticals, Inc.*	5,731	155
Lexicon Pharmaceuticals, Inc.*	127,752	277
Ligand Pharmaceuticals, Inc., Class B*	9,968	373
Medicines (The) Co.*	31,474	968
MEI Pharma, Inc.*	5,400	39
Merrimack Pharmaceuticals, Inc.*	51,074	344
Momenta Pharmaceuticals, Inc.*	26,809	404
Nanosphere, Inc.*	23,599	72
NeoGenomics, Inc.*	18,484	74
NewLink Genetics Corp.*	9,491	187
Novavax, Inc.*	76,068	156
NPS Pharmaceuticals, Inc.*	56,386	851
Omeros Corp.*	16,772	85
OncoGenex Pharmaceutical, Inc.*	8,113	80
OvaScience, Inc.*	5,038	69
Pacific Biosciences of California, Inc.*	25,820	65
PDL BioPharma, Inc.	78,749	608
Peregrine Pharmaceuticals, Inc.*	77,063	99
Prothena Corp. PLC*	6,673	86
Puma Biotechnology, Inc.*	12,447	552
Repligen Corp.*	17,838	147
Rigel Pharmaceuticals, Inc.*	47,803	160
RTI Biologics, Inc.*	30,454	115
Sangamo Biosciences, Inc.*	29,717	232
Sequenom, Inc.*	64,012	269
Spectrum Pharmaceuticals, Inc.	34,298	256
Stemline Therapeutics, Inc.*	5,142	123
Sunesis Pharmaceuticals, Inc.*	17,403	91
Trius Therapeutics, Inc.*	20,918	170
Verastem, Inc.*	8,110	113
Vical, Inc.*	43,759	137
XOMA Corp.*	35,179	128
ZIOPHARM Oncology, Inc.*	37,769	79

		17,899

Building Materials - 1.1%
AAON, Inc.	10,574	350
Apogee Enterprises, Inc.	16,148	387
Boise Cascade Co.*	7,769	197
Builders FirstSource, Inc.*	24,924	149
Comfort Systems USA, Inc.	20,627	308

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Building Materials - 1.1% continued
Drew Industries, Inc.	12,850	$505
Gibraltar Industries, Inc.*	17,125	249
Griffon Corp.	24,770	279
Headwaters, Inc.*	41,283	365
Louisiana-Pacific Corp.*	78,372	1,159
LSI Industries, Inc.	12,126	98
NCI Building Systems, Inc.*	11,662	178
Nortek, Inc.*	5,077	327
Patrick Industries, Inc.*	3,755	78
PGT, Inc.*	18,660	162
Ply Gem Holdings, Inc.*	8,892	178
Quanex Building Products Corp.	20,891	352
Simpson Manufacturing Co., Inc.	22,628	666
Texas Industries, Inc.*	12,230	797
Trex Co., Inc.*	9,665	459
Universal Forest Products, Inc.	11,169	446
US Concrete, Inc.*	7,557	124
USG Corp.*	43,109	994

		8,807

Chemicals - 1.9%
A. Schulman, Inc.	16,669	447
Aceto Corp.	15,518	216
American Pacific Corp.*	3,317	94
American Vanguard Corp.	16,222	380
Axiall Corp.	39,306	1,674
Balchem Corp.	16,564	741
Chemtura Corp.*	55,233	1,121
Ferro Corp.*	40,689	283
H.B. Fuller Co.	28,173	1,065
Hawkins, Inc.	5,310	209
Innophos Holdings, Inc.	12,308	581
Innospec, Inc.	13,284	534
Intrepid Potash, Inc.	30,744	586
KMG Chemicals, Inc.	4,736	100
Kraton Performance Polymers, Inc.*	18,232	387
Landec Corp.*	14,489	191
Minerals Technologies, Inc.	19,531	807
Oil-Dri Corp. of America	2,773	76
Olin Corp.	45,192	1,081
OM Group, Inc.*	17,961	555
OMNOVA Solutions, Inc.*	26,646	214
Penford Corp.*	5,394	72
PolyOne Corp.	55,771	1,382
Quaker Chemical Corp.	7,344	455
Rentech, Inc.	129,215	271
Sensient Technologies Corp.	28,167	1,140
Stepan Co.	10,585	589
Taminco Corp.*	8,868	181
Zep, Inc.	12,835	203
Zoltek Cos., Inc.*	15,795	204

		15,839

Coal - 0.3%
Alpha Natural Resources, Inc.*	124,150	650
Arch Coal, Inc.	120,095	454
Cloud Peak Energy, Inc.*	34,477	568
Hallador Energy Co.	4,598	37
L&L Energy, Inc.*	16,921	61
SunCoke Energy, Inc.*	39,536	554
Walter Energy, Inc.	35,169	366
Westmoreland Coal Co.*	6,233	70

		2,760

Commercial Services - 6.0%
ABM Industries, Inc.	30,759	754
Acacia Research Corp.	27,652	618
Accretive Health, Inc.*	33,056	357
Advisory Board (The) Co.*	19,954	1,090
Albany Molecular Research, Inc.*	13,072	155
American Public Education, Inc.*	9,902	368
AMN Healthcare Services, Inc.*	25,878	371
Arbitron, Inc.	15,121	702
ARC Document Solutions, Inc.*	21,149	85
Ascent Capital Group, Inc., Class A*	7,929	619
AVEO Pharmaceuticals, Inc.*	29,418	74
Barrett Business Services, Inc.	3,976	208
Bridgepoint Education, Inc.*	10,328	126
Bright Horizons Family Solutions, Inc.*	6,781	235
Brink’s (The) Co.	27,113	692
Capella Education Co.*	6,216	259
Cardtronics, Inc.*	25,320	699
Career Education Corp.*	31,163	90
Carriage Services, Inc.	8,551	145
CBIZ, Inc.*	21,310	143
CDI Corp.	7,962	113
Cenveo, Inc.*	29,634	63
Chemed Corp.	10,605	768
Consolidated Graphics, Inc.*	4,066	191
Convergys Corp.	59,055	1,029

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Commercial Services - 6.0% continued
Corinthian Colleges, Inc.*	46,045	$103
Corporate Executive Board (The) Co.	18,953	1,198
Corvel Corp.*	6,422	188
CoStar Group, Inc.*	16,041	2,070
CRA International, Inc.*	5,629	104
Cross Country Healthcare, Inc.*	16,214	84
Deluxe Corp.	28,525	988
Education Management Corp.*	13,322	75
Electro Rent Corp.	10,774	181
Ennis, Inc.	14,452	250
Euronet Worldwide, Inc.*	28,014	893
EVERTEC, Inc.*	16,588	364
ExamWorks Group, Inc.*	17,141	364
ExlService Holdings, Inc.*	18,343	542
Forrester Research, Inc.	7,058	259
Franklin Covey Co.*	5,119	69
FTI Consulting, Inc.*	22,656	745
Global Cash Access Holdings, Inc.*	37,085	232
Grand Canyon Education, Inc.*	25,527	823
Great Lakes Dredge & Dock Corp.	32,982	258
Green Dot Corp., Class A*	14,504	289
H&E Equipment Services, Inc.	16,689	352
Hackett Group (The), Inc.	14,827	77
Healthcare Services Group, Inc.	38,455	943
Heartland Payment Systems, Inc.	20,348	758
Heidrick & Struggles International, Inc.	9,992	167
HMS Holdings Corp.*	49,288	1,148
Huron Consulting Group, Inc.*	13,051	603
ICF International, Inc.*	11,257	355
Insperity, Inc.	12,658	384
Intersections, Inc.	5,090	45
ITT Educational Services, Inc.*	13,134	320
JTH Holding, Inc., Class A*	2,593	42
K12, Inc.*	15,412	405
Kelly Services, Inc., Class A	15,168	265
Kforce, Inc.	14,894	217
Korn/Ferry International*	27,653	518
Landauer, Inc.	5,324	257
LifeLock, Inc.*	34,118	400
Lincoln Educational Services Corp.	12,819	68
Live Nation Entertainment, Inc.*	79,126	1,226
Mac-Gray Corp.	6,824	97
Matthews International Corp., Class A	15,535	586
MAXIMUS, Inc.	19,182	1,429
McGrath RentCorp	14,141	483
Medifast, Inc.*	7,854	202
MoneyGram International, Inc.*	12,240	277
Monro Muffler Brake, Inc.	17,651	848
Monster Worldwide, Inc.*	65,515	322
Multi-Color Corp.	6,884	209
National Research Corp., Class A*	5,519	99
Navigant Consulting, Inc.*	28,361	340
Odyssey Marine Exploration, Inc.*	44,088	131
On Assignment, Inc.*	25,702	687
PAREXEL International Corp.*	31,872	1,464
Pendrell Corp.*	91,659	240
Performant Financial Corp.*	12,561	146
PHH Corp.*	32,025	653
PRGX Global, Inc.*	16,230	89
Providence Service (The) Corp.*	5,962	173
Quad/Graphics, Inc.	14,066	339
Rent-A-Center, Inc.	32,482	1,220
Resources Connection, Inc.	22,949	266
RPX Corp.*	18,213	306
ServiceSource International, Inc.*	34,333	320
Sotheby’s	38,309	1,452
Standard Parking Corp.*	8,625	185
Steiner Leisure Ltd.*	8,256	436
Stewart Enterprises, Inc., Class A	40,730	533
Strayer Education, Inc.	6,082	297
Swisher Hygiene, Inc.*	62,190	53
Team Health Holdings, Inc.*	38,607	1,586
Team, Inc.*	11,571	438
TeleTech Holdings, Inc.*	11,193	262
TMS International Corp., Class A	8,073	120
Tree.com, Inc.	3,485	60
TrueBlue, Inc.*	22,813	480
Universal Technical Institute, Inc.	11,925	123
Valassis Communications, Inc.	21,823	537
Viad Corp.	11,629	285
VistaPrint N.V.*	18,347	906
WEX, Inc.*	21,807	1,673
Xoom Corp.*	3,998	92

		49,027

Computers - 1.7%
Acorn Energy, Inc.	9,737	82
Agilysys, Inc.*	8,340	94
CACI International, Inc., Class A*	12,967	823

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Computers - 1.7% continued
Carbonite, Inc.*	6,539	$81
CIBER, Inc.*	41,455	139
Computer Task Group, Inc.	8,493	195
Cray, Inc.*	22,287	438
Datalink Corp.*	8,401	89
Digimarc Corp.	3,405	71
Electronics for Imaging, Inc.*	26,220	742
FleetMatics Group PLC*	9,186	305
Fusion-io, Inc.*	42,739	609
Hutchinson Technology, Inc.*	13,151	62
iGATE Corp.*	19,583	322
Imation Corp.*	19,716	83
Immersion Corp.*	15,343	203
Insight Enterprises, Inc.*	24,454	434
j2 Global, Inc.	25,814	1,097
KEYW Holding (The) Corp.*	17,913	237
LivePerson, Inc.*	31,173	279
Manhattan Associates, Inc.*	10,934	844
Maxwell Technologies, Inc.*	17,112	122
Mentor Graphics Corp.	53,576	1,047
Mercury Systems, Inc.*	17,952	166
Mitek Systems, Inc.*	12,499	72
MTS Systems Corp.	8,880	503
Netscout Systems, Inc.*	20,340	475
Qualys, Inc.*	8,373	135
Quantum Corp.*	119,314	164
Radisys Corp.*	13,423	65
RealD, Inc.*	22,679	315
Silicon Graphics International Corp.*	18,999	254
Silver Spring Networks, Inc.*	3,330	83
Spansion, Inc., Class A*	26,937	337
STEC, Inc.*	18,930	127
Super Micro Computer, Inc.*	17,901	191
Sykes Enterprises, Inc.*	21,835	344
Synaptics, Inc.*	18,256	704
Syntel, Inc.	8,733	549
Uni-Pixel, Inc.*	5,681	84
Unisys Corp.*	24,892	549
Virtusa Corp.*	11,495	255
Vocera Communications, Inc.*	11,849	174

		13,944

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	14,462	652
Inter Parfums, Inc.	9,303	265
Revlon, Inc., Class A*	6,267	138

		1,055

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.*	27,351	1,036
BlueLinx Holdings, Inc.*	18,084	39
Core-Mark Holding Co., Inc.	6,448	410
Houston Wire & Cable Co.	10,065	139
MWI Veterinary Supply, Inc.*	7,195	887
Navarre Corp.*	22,516	62
Owens & Minor, Inc.	35,518	1,202
Pool Corp.	26,167	1,371
Rentrak Corp.*	5,702	114
ScanSource, Inc.*	15,623	500
Titan Machinery, Inc.*	9,516	187
United Stationers, Inc.	22,716	762
Watsco, Inc.	14,428	1,211

		7,920

Diversified Financial Services - 2.6%
Aircastle Ltd.	38,464	615
Altisource Residential Corp.*	14,083	235
Arlington Asset Investment Corp., Class A	8,968	240
BGC Partners, Inc., Class A	71,381	420
Blackhawk Network Holdings, Inc.*	6,466	150
Calamos Asset Management, Inc., Class A	11,189	117
California First National Bancorp	1,114	18
CIFC Corp.*	4,482	34
Cohen & Steers, Inc.	10,550	358
Coinstar, Inc.*	15,782	926
Consumer Portfolio Services, Inc.*	9,552	70
Cowen Group, Inc., Class A*	55,003	160
Credit Acceptance Corp.*	3,996	420
DFC Global Corp.*	22,771	314
Diamond Hill Investment Group, Inc.	1,624	138
Doral Financial Corp.*	73,745	61
Ellie Mae, Inc.*	14,789	341
Encore Capital Group, Inc.*	13,125	435
Evercore Partners, Inc., Class A	17,756	697
FBR & Co.*	4,799	121
Federal Agricultural Mortgage Corp., Class C	5,642	163
Financial Engines, Inc.	27,561	1,257
First Marblehead (The) Corp.*	51,376	61
FXCM, Inc., Class A	20,547	337
Gain Capital Holdings, Inc.	6,186	39

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Diversified Financial Services - 2.6% continued
GAMCO Investors, Inc., Class A	3,371	$187
GFI Group, Inc.	40,450	158
Greenhill & Co., Inc.	15,834	724
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	8,260	98
Higher One Holdings, Inc.*	17,253	201
Home Loan Servicing Solutions Ltd.	31,949	766
Horizon Technology Finance Corp.	4,849	67
Imperial Holdings, Inc.*	9,713	67
INTL. FCStone, Inc.*	7,612	133
Investment Technology Group, Inc.*	20,890	292
Janus Capital Group, Inc.	83,793	713
JMP Group, Inc.	9,364	62
Knight Capital Group, Inc., Class A*	104,066	374
Ladenburg Thalmann Financial Services, Inc.*	59,729	99
Manning & Napier, Inc.	7,583	135
MarketAxess Holdings, Inc.	21,074	985
Marlin Business Services Corp.	4,575	104
Medley Capital Corp.	16,090	219
National Financial Partners Corp.*	22,457	568
Nelnet, Inc., Class A	12,863	464
Netspend Holdings, Inc.*	19,751	315
NewStar Financial, Inc.*	14,389	192
Nicholas Financial, Inc.	5,534	84
Oppenheimer Holdings, Inc., Class A	5,492	105
PennyMac Financial Services, Inc., Class A*	7,183	153
Piper Jaffray Cos.*	9,741	308
Portfolio Recovery Associates, Inc.*	9,502	1,460
Pzena Investment Management, Inc., Class A	6,433	42
Regional Management Corp.*	2,938	73
Stifel Financial Corp.*	35,708	1,274
SWS Group, Inc.*	15,854	86
Virtus Investment Partners, Inc.*	3,253	573
WageWorks, Inc.*	14,028	483
Walter Investment Management Corp.*	20,728	701
Westwood Holdings Group, Inc.	3,919	168
WhiteHorse Finance, Inc.	3,665	58
WisdomTree Investments, Inc.*	56,443	653
World Acceptance Corp.*	5,228	455
ZAIS Financial Corp.	3,106	56

		21,382

Electric - 2.0%
ALLETE, Inc.	22,477	1,120
Ameresco, Inc., Class A*	10,800	97
Atlantic Power Corp.	67,795	267
Avista Corp.	33,703	911
Black Hills Corp.	25,087	1,223
Cleco Corp.	34,051	1,581
Dynegy, Inc.*	56,224	1,268
El Paso Electric Co.	22,556	796
Empire District Electric (The) Co.	23,987	535
EnerNOC, Inc.*	14,645	194
Genie Energy Ltd., Class B	7,269	67
IDACORP, Inc.	28,154	1,345
MGE Energy, Inc.	13,018	713
NorthWestern Corp.	21,318	851
Ormat Technologies, Inc.	9,843	232
Otter Tail Corp.	20,226	574
Pike Electric Corp.	14,603	180
PNM Resources, Inc.	44,581	989
PNM Resources, Inc. - (Fractional Shares)*	50,000	—
Portland General Electric Co.	42,508	1,300
UIL Holdings Corp.	28,390	1,086
Unitil Corp.	7,836	226
UNS Energy Corp.	23,334	1,044

		16,599

Electrical Components & Equipment - 1.4%
Acuity Brands, Inc.	24,070	1,818
Advanced Energy Industries, Inc.*	21,836	380
American Superconductor Corp.*	26,834	71
Belden, Inc.	24,724	1,234
Capstone Turbine Corp.*	174,445	204
Coleman Cable, Inc.	4,938	89
Encore Wire Corp.	11,595	395
EnerSys, Inc.	27,072	1,328
Generac Holdings, Inc.	28,966	1,072
General Cable Corp.	27,956	860
GrafTech International Ltd.*	65,669	478
Graham Corp.	5,738	172
Insteel Industries, Inc.	10,257	180
Littelfuse, Inc.	12,419	927
Powell Industries, Inc.*	5,265	272
Power-One, Inc.*	36,795	232
PowerSecure International, Inc.*	10,651	160
Revolution Lighting Technologies, Inc.*	16,674	67
SunPower Corp.*	23,172	480

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Electrical Components & Equipment - 1.4% continued
Universal Display Corp.*	22,468	$632
Vicor Corp.*	9,704	66

		11,117

Electronics - 2.0%
American Science & Engineering, Inc.	4,567	256
Analogic Corp.	6,940	505
Badger Meter, Inc.	7,973	355
Bel Fuse, Inc., Class B	5,777	78
Benchmark Electronics, Inc.*	30,515	613
Brady Corp., Class A	25,940	797
Checkpoint Systems, Inc.*	22,811	324
Coherent, Inc.	13,674	753
CTS Corp.	18,839	257
Electro Scientific Industries, Inc.	13,330	143
ESCO Technologies, Inc.	14,819	480
FARO Technologies, Inc.*	9,655	327
FEI Co.	21,670	1,582
Fluidigm Corp.*	14,374	251
GSI Group, Inc.*	16,867	136
II-VI, Inc.*	28,688	466
InvenSense, Inc.*	31,903	491
Itron, Inc.*	22,216	943
Kemet Corp.*	25,663	105
Measurement Specialties, Inc.*	8,746	407
Mesa Laboratories, Inc.	1,427	77
Methode Electronics, Inc.	20,882	355
Multi-Fineline Electronix, Inc.*	4,958	73
Newport Corp.*	21,992	306
NVE Corp.*	2,685	126
OSI Systems, Inc.*	11,214	722
Park Electrochemical Corp.	11,712	281
Plexus Corp.*	19,156	573
Rofin-Sinar Technologies, Inc.*	15,881	396
Rogers Corp.*	9,591	454
Sanmina Corp.*	46,796	672
Sparton Corp.*	5,742	99
Stoneridge, Inc.*	16,442	191
Taser International, Inc.*	29,004	247
TTM Technologies, Inc.*	30,049	252
Viasystems Group, Inc.*	2,155	25
Vishay Precision Group, Inc.*	6,681	101
Watts Water Technologies, Inc., Class A	16,055	728
Woodward, Inc.	38,636	1,545
Zagg, Inc.*	17,321	93
Zygo Corp.*	9,647	153

		16,738

Energy - Alternate Sources - 0.2%
Amyris, Inc.*	14,467	42
Clean Energy Fuels Corp.*	38,340	506
Enphase Energy, Inc.*	8,972	69
FuelCell Energy, Inc.*	87,225	111
FutureFuel Corp.	12,198	173
Green Plains Renewable Energy, Inc.*	14,088	188
KiOR, Inc., Class A*	24,707	141
Renewable Energy Group, Inc.*	11,899	169
REX American Resources Corp.*	3,067	88
Solazyme, Inc.*	26,892	315

		1,802

Engineering & Construction - 0.8%
Aegion Corp.*	22,205	500
Argan, Inc.	7,870	123
Dycom Industries, Inc.*	18,615	431
EMCOR Group, Inc.	37,749	1,534
Engility Holdings, Inc.*	9,648	274
Exponent, Inc.	7,412	438
Granite Construction, Inc.	21,859	650
Layne Christensen Co.*	11,202	219
MasTec, Inc.*	33,413	1,099
Michael Baker Corp.	4,825	131
Mistras Group, Inc.*	8,915	157
MYR Group, Inc.*	11,573	225
National Technical Systems, Inc.*	3,850	54
Orion Marine Group, Inc.*	15,633	189
Sterling Construction Co., Inc.*	9,122	83
Tutor Perini Corp.*	20,869	377
VSE Corp.	2,233	92

		6,576

Entertainment - 0.7%
Carmike Cinemas, Inc.*	10,228	198
Churchill Downs, Inc.	7,724	609
International Speedway Corp., Class A	15,742	495
Isle of Capri Casinos, Inc.*	11,969	90
Marriott Vacations Worldwide Corp.*	16,381	708
Multimedia Games Holding Co., Inc.*	16,224	423
National CineMedia, Inc.	31,802	537
Pinnacle Entertainment, Inc.*	32,762	645
Reading International, Inc., Class A*	9,820	63

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Entertainment - 0.7% continued
Scientific Games Corp., Class A*	26,830	$302
SHFL Entertainment, Inc.*	31,904	565
Speedway Motorsports, Inc.	6,320	110
Vail Resorts, Inc.	20,176	1,241

		5,986

Environmental Control - 0.6%
ADA-ES, Inc.*	5,655	238
Calgon Carbon Corp.*	30,480	508
Casella Waste Systems, Inc., Class A*	22,653	98
Ceco Environmental Corp.	5,704	70
Darling International, Inc.*	66,498	1,241
Energy Recovery, Inc.*	23,790	98
GSE Holding, Inc.*	4,952	29
Heritage-Crystal Clean, Inc.*	5,040	74
Met-Pro Corp.	8,049	108
Mine Safety Appliances Co.	15,909	740
Nuverra Environmental Solutions, Inc.*	79,609	231
Pure Cycle Corp.*	9,665	54
Tetra Tech, Inc.*	36,490	858
TRC Cos., Inc.*	9,108	64
US Ecology, Inc.	10,364	284

		4,695

Food - 2.1%
Annie’s, Inc.*	7,709	330
Arden Group, Inc., Class A	664	73
B&G Foods, Inc.	29,685	1,011
Boulder Brands, Inc.*	33,310	401
Calavo Growers, Inc.	6,888	187
Cal-Maine Foods, Inc.	8,366	389
Chefs’ Warehouse (The), Inc.*	7,873	135
Chiquita Brands International, Inc.*	25,969	284
Diamond Foods, Inc.*	12,333	256
Dole Food Co., Inc.*	28,872	368
Fairway Group Holdings Corp.*	8,831	213
Fresh Del Monte Produce, Inc.	21,176	590
Hain Celestial Group (The), Inc.*	21,595	1,403
Harris Teeter Supermarkets, Inc.	27,804	1,303
Ingles Markets, Inc., Class A	7,065	178
Inventure Foods, Inc.*	7,624	64
J&J Snack Foods Corp.	8,363	651
John B. Sanfilippo & Son, Inc.	4,830	97
Lancaster Colony Corp.	10,424	813
Lifeway Foods, Inc.	2,538	44
Nash Finch Co.	6,755	149
Pilgrim’s Pride Corp.*	34,002	508
Post Holdings, Inc.*	18,383	803
Sanderson Farms, Inc.	12,934	859
Seaboard Corp.	166	450
Seneca Foods Corp., Class A*	4,535	139
Snyders-Lance, Inc.	26,810	762
Spartan Stores, Inc.	12,432	229
SUPERVALU, Inc.*	114,103	710
Tootsie Roll Industries, Inc.	11,103	353
TreeHouse Foods, Inc.*	20,325	1,332
United Natural Foods, Inc.*	27,802	1,501
Village Super Market, Inc., Class A	3,567	118
Weis Markets, Inc.	6,123	276

		16,979

Forest Products & Paper - 0.7%
Boise, Inc.	57,210	489
Buckeye Technologies, Inc.	21,845	809
Clearwater Paper Corp.*	12,457	586
Deltic Timber Corp.	6,187	358
KapStone Paper and Packaging Corp.	23,057	926
Neenah Paper, Inc.	9,018	287
Orchids Paper Products Co.	3,204	84
PH Glatfelter Co.	24,265	609
Resolute Forest Products*	39,196	516
Schweitzer-Mauduit International, Inc.	17,619	879
Wausau Paper Corp.	27,703	316
Xerium Technologies, Inc.*	6,130	62

		5,921

Gas - 0.9%
Chesapeake Utilities Corp.	5,487	283
Delta Natural Gas Co., Inc.	3,862	82
Laclede Group (The), Inc.	18,361	838
New Jersey Resources Corp.	23,562	979
Northwest Natural Gas Co.	15,187	645
Piedmont Natural Gas Co., Inc.	42,396	1,430
South Jersey Industries, Inc.	17,984	1,032
Southwest Gas Corp.	25,956	1,215
WGL Holdings, Inc.	28,935	1,251

		7,755

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	26,524	893
Hardinge, Inc.	6,528	96

		989

EQUITY INDEX FUND    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Healthcare - Products - 3.4%
Abaxis, Inc.	12,491	$593
ABIOMED, Inc.*	21,767	469
Accelerate Diagnostics, Inc.*	5,836	47
Accuray, Inc.*	42,184	242
Affymetrix, Inc.*	40,561	180
Align Technology, Inc.*	41,102	1,522
Alphatec Holdings, Inc.*	34,842	71
AngioDynamics, Inc.*	14,151	160
ArthroCare Corp.*	15,952	551
AtriCure, Inc.*	11,766	112
Atrion Corp.	861	188
Biolase, Inc.*	17,836	64
Cantel Medical Corp.	12,132	411
Cardiovascular Systems, Inc.*	11,756	249
Cepheid, Inc.*	37,711	1,298
Cerus Corp.*	39,175	173
Chindex International, Inc.*	6,691	109
CONMED Corp.	15,567	486
CryoLife, Inc.	14,919	93
Cutera, Inc.*	8,245	73
Cyberonics, Inc.*	15,565	809
Cynosure, Inc., Class A*	10,764	280
DexCom, Inc.*	39,733	892
Endologix, Inc.*	35,296	469
Exactech, Inc.*	5,296	105
Female Health (The) Co.	12,196	120
GenMark Diagnostics, Inc.*	16,362	169
Genomic Health, Inc.*	9,415	299
Globus Medical, Inc., Class A*	30,700	518
Greatbatch, Inc.*	13,499	443
Haemonetics Corp.*	28,580	1,182
Hanger, Inc.*	19,581	619
HeartWare International, Inc.*	9,232	878
ICU Medical, Inc.*	7,276	524
Insulet Corp.*	30,030	943
Integra LifeSciences Holdings Corp.*	11,303	414
Invacare Corp.	18,052	259
Luminex Corp.*	20,994	433
MAKO Surgical Corp.*	23,637	285
Masimo Corp.	27,372	580
Medical Action Industries, Inc.*	8,177	63
Merge Healthcare, Inc.*	36,698	132
Meridian Bioscience, Inc.	23,379	503
Merit Medical Systems, Inc.*	23,775	265
MiMedx Group, Inc.*	47,320	334
Natus Medical, Inc.*	16,705	228
Navidea Biopharmaceuticals, Inc.*	67,229	180
NuVasive, Inc.*	24,853	616
NxStage Medical, Inc.*	33,569	479
OraSure Technologies, Inc.*	31,231	121
Orthofix International N.V.*	10,994	296
PhotoMedex, Inc.*	7,974	127
Quidel Corp.*	15,720	401
Rochester Medical Corp.*	5,937	87
Rockwell Medical, Inc.*	22,072	80
Solta Medical, Inc.*	38,808	88
Spectranetics Corp.*	22,406	419
Staar Surgical Co.*	20,566	209
STERIS Corp.	33,118	1,420
SurModics, Inc.*	8,145	163
Symmetry Medical, Inc.*	21,039	177
TearLab Corp.*	14,366	153
Thoratec Corp.*	32,220	1,009
Tornier N.V.*	14,613	256
Unilife Corp.*	50,299	159
Utah Medical Products, Inc.	1,955	106
Vascular Solutions, Inc.*	9,556	141
Volcano Corp.*	30,715	557
West Pharmaceutical Services, Inc.	19,427	1,365
Wright Medical Group, Inc.*	22,693	595
Zeltiq Aesthetics, Inc.*	10,482	67

		28,108

Healthcare - Services - 1.6%
Acadia Healthcare Co., Inc.*	19,908	658
Addus HomeCare Corp.*	3,073	61
Air Methods Corp.	21,753	737
Alliance HealthCare Services, Inc.*	2,803	44
Almost Family, Inc.	4,412	84
Amedisys, Inc.*	18,030	209
Amsurg Corp.*	18,118	636
Assisted Living Concepts, Inc., Class A*	11,431	137
Bio-Reference Labs, Inc.*	13,625	392
Capital Senior Living Corp.*	16,006	383
Centene Corp.*	30,588	1,605
Emeritus Corp.*	22,654	525

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Healthcare - Services - 1.6% continued
Ensign Group (The), Inc.	10,931	$385
Five Star Quality Care, Inc.*	23,112	130
Gentiva Health Services, Inc.*	17,401	173
HealthSouth Corp.*	48,864	1,407
Healthways, Inc.*	19,450	338
IPC The Hospitalist Co., Inc.*	9,413	483
Kindred Healthcare, Inc.*	30,373	399
LHC Group, Inc.*	6,784	133
Magellan Health Services, Inc.*	15,216	853
Molina Healthcare, Inc.*	15,931	592
National Healthcare Corp.	6,015	287
Select Medical Holdings Corp.	27,359	224
Skilled Healthcare Group, Inc., Class A*	11,199	75
Triple-S Management Corp., Class B*	13,317	286
U.S. Physical Therapy, Inc.	6,766	187
Universal American Corp.	21,386	190
USMD Holdings, Inc.*	609	18
Vanguard Health Systems, Inc.*	19,058	395
WellCare Health Plans, Inc.*	24,368	1,354

		13,380

Holding Companies - Diversified - 0.2%
Harbinger Group, Inc.*	18,602	140
Horizon Pharma, Inc.*	28,997	71
National Bank Holdings Corp., Class A	29,364	579
Primoris Services Corp.	19,871	392
Resource America, Inc., Class A	7,096	60

		1,242

Home Builders - 0.7%
Beazer Homes USA, Inc.*	13,847	243
Cavco Industries, Inc.*	3,926	198
Hovnanian Enterprises, Inc., Class A*	63,643	357
KB Home	47,132	925
M/I Homes, Inc.*	13,656	314
MDC Holdings, Inc.	21,983	715
Meritage Homes Corp.*	20,328	881
Ryland Group (The), Inc.	25,933	1,040
Standard Pacific Corp.*	83,361	694
TRI Pointe Homes, Inc.*	7,985	132
William Lyon Homes, Class A*	7,749	195
Winnebago Industries, Inc.*	15,744	331

		6,025

Home Furnishings - 0.6%
American Woodmark Corp.*	5,518	192
Bassett Furniture Industries, Inc.	6,121	95
Daktronics, Inc.	20,469	210
DTS, Inc.*	10,084	208
Ethan Allen Interiors, Inc.	14,140	407
Flexsteel Industries, Inc.	2,601	63
Hooker Furniture Corp.	5,808	95
iRobot Corp.*	15,915	633
Kimball International, Inc., Class B	17,852	173
La-Z-Boy, Inc.	29,333	595
Select Comfort Corp.*	31,271	784
Skullcandy, Inc.*	9,226	50
TiVo, Inc.*	71,345	788
Universal Electronics, Inc.*	8,610	242
VOXX International Corp.*	10,872	133

		4,668

Household Products/Wares - 0.6%
ACCO Brands Corp.*	64,065	408
American Greetings Corp., Class A	17,806	324
AT Cross Co., Class A*	5,139	87
Blyth, Inc.	5,151	72
Central Garden and Pet Co., Class A*	23,549	163
CSS Industries, Inc.	4,779	119
Helen of Troy Ltd.*	17,939	688
Prestige Brands Holdings, Inc.*	28,722	837
Spectrum Brands Holdings, Inc.	12,094	688
Tumi Holdings, Inc.*	26,884	645
WD-40 Co.	8,704	474

		4,505

Housewares - 0.1%
EveryWare Global, Inc.*	5,534	67
Libbey, Inc.*	11,998	288
Lifetime Brands, Inc.	5,540	75

		430

Insurance - 2.6%
Ambac Financial Group, Inc.*	25,291	603
American Equity Investment Life Holding Co.	36,103	567
American Safety Insurance Holdings Ltd.*	5,418	157
AMERISAFE, Inc.	10,478	339
Amtrust Financial Services, Inc.	15,848	566
Argo Group International Holdings Ltd.	15,275	647
Baldwin & Lyons, Inc., Class B	5,303	129
Citizens, Inc.*	24,503	147

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Insurance - 2.6% continued
CNO Financial Group, Inc.	124,846	$1,618
Crawford & Co., Class B	14,677	82
Donegal Group, Inc., Class A	4,173	58
Eastern Insurance Holdings, Inc.	3,738	70
eHealth, Inc.*	10,941	249
EMC Insurance Group, Inc.	2,548	67
Employers Holdings, Inc.	17,389	425
Enstar Group Ltd.*	5,353	712
FBL Financial Group, Inc., Class A	4,981	217
First American Financial Corp.	60,800	1,340
Fortegra Financial Corp.*	3,245	22
Global Indemnity PLC*	5,277	124
Greenlight Capital Re Ltd., Class A*	16,043	394
Hallmark Financial Services, Inc.*	7,982	73
HCI Group, Inc.	5,220	160
Health Insurance Innovations, Inc., Class A*	2,437	26
Hilltop Holdings, Inc.*	34,872	572
Horace Mann Educators Corp.	22,186	541
Independence Holding Co.	4,430	52
Infinity Property & Casualty Corp.	6,478	387
Investors Title Co.	744	53
Kansas City Life Insurance Co.	2,113	81
Maiden Holdings Ltd.	27,605	310
Meadowbrook Insurance Group, Inc.	28,467	229
MGIC Investment Corp.*	182,221	1,106
Montpelier Re Holdings Ltd.	25,999	650
National Interstate Corp.	3,719	109
National Western Life Insurance Co., Class A	1,229	233
Navigators Group (The), Inc.*	5,820	332
OneBeacon Insurance Group Ltd., Class A	12,488	181
Phoenix (The) Cos., Inc.*	3,323	143
Platinum Underwriters Holdings Ltd.	17,833	1,020
Primerica, Inc.	32,026	1,199
Radian Group, Inc.	96,852	1,125
RLI Corp.	11,959	914
Safety Insurance Group, Inc.	7,342	356
Selective Insurance Group, Inc.	31,011	714
State Auto Financial Corp.	8,230	150
Stewart Information Services Corp.	11,971	313
Symetra Financial Corp.	45,797	732
Tower Group International Ltd.	32,277	662
United Fire Group, Inc.	11,409	283
Universal Insurance Holdings, Inc.	16,496	117

		21,356

Internet - 2.8%
1-800-Flowers.com, Inc., Class A*	14,563	90
Active Network (The), Inc.*	30,352	230
Angie’s List, Inc.*	23,745	630
Bankrate, Inc.*	25,988	373
Bazaarvoice, Inc.*	27,020	255
Blucora, Inc.*	22,901	425
Blue Nile, Inc.*	6,908	261
Boingo Wireless, Inc.*	10,472	65
Brightcove, Inc.*	15,814	139
BroadSoft, Inc.*	15,689	433
ChannelAdvisor Corp.*	3,373	53
Cogent Communications Group, Inc.	26,443	744
comScore, Inc.*	20,262	494
Constant Contact, Inc.*	17,292	278
CyrusOne, Inc.	10,854	225
Dealertrack Technologies, Inc.*	24,446	866
Dice Holdings, Inc.*	22,830	210
eGain Corp.*	7,352	71
ePlus, Inc.	2,098	126
ExactTarget, Inc.*	24,056	811
Global Eagle Entertainment, Inc.*	12,076	122
Global Sources Ltd.*	10,647	71
HealthStream, Inc.*	11,487	291
ICG Group, Inc.*	21,209	242
Internap Network Services Corp.*	30,103	249
IntraLinks Holdings, Inc.*	21,633	157
Keynote Systems, Inc.	9,233	182
Limelight Networks, Inc.*	28,311	64
Lionbridge Technologies, Inc.*	33,189	96
Liquidity Services, Inc.*	13,968	484
magicJack VocalTec Ltd.*	10,433	148
Marketo, Inc.*	3,919	98
ModusLink Global Solutions, Inc.*	20,238	64
Move, Inc.*	22,472	288
Net Element International, Inc.*	1,754	9
NIC, Inc.	36,441	602
Nutrisystem, Inc.	16,450	194
OpenTable, Inc.*	12,740	815
Orbitz Worldwide, Inc.*	12,956	104
Overstock.com, Inc.*	6,222	175
PC-Tel, Inc.	10,394	88

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Internet - 2.8% continued
Perficient, Inc.*	19,185	$256
QuinStreet, Inc.*	17,626	152
ReachLocal, Inc.*	5,757	71
RealNetworks, Inc.*	12,094	91
Reis, Inc.*	4,681	87
Responsys, Inc.*	20,746	297
Safeguard Scientifics, Inc.*	11,934	192
Sapient Corp.*	62,039	810
Shutterfly, Inc.*	21,406	1,194
Shutterstock, Inc.*	4,167	232
Sourcefire, Inc.*	17,581	977
Spark Networks, Inc.*	9,889	84
SPS Commerce, Inc.*	8,439	464
Stamps.com, Inc.*	7,308	288
support.com, Inc.*	28,905	132
TechTarget, Inc.*	7,357	33
TeleCommunication Systems, Inc., Class A*	26,734	62
Towerstream Corp.*	37,374	95
Travelzoo, Inc.*	4,460	122
Trulia, Inc.*	13,476	419
United Online, Inc.	52,099	395
Unwired Planet, Inc.*	52,231	102
ValueClick, Inc.*	42,865	1,058
VASCO Data Security International, Inc.*	16,223	135
VirnetX Holding Corp.*	23,739	475
Vitacost.com, Inc.*	12,071	102
Vocus, Inc.*	10,174	107
Web.com Group, Inc.*	23,566	603
WebMD Health Corp.*	19,727	579
XO Group, Inc.*	14,750	165
Yelp, Inc.*	16,732	582
Zillow, Inc., Class A*	11,706	659
Zix Corp.*	35,269	149

		22,491

Investment Companies - 1.1%
Apollo Investment Corp.	126,856	982
BlackRock Kelso Capital Corp.	41,420	388
Capital Southwest Corp.	1,887	260
Fidus Investment Corp.	7,558	141
Fifth Street Finance Corp.	68,153	712
Firsthand Technology Value Fund, Inc.*	4,681	93
Garrison Capital, Inc.	3,339	52
Gladstone Capital Corp.	11,778	96
Gladstone Investment Corp.	14,584	107
Golub Capital BDC, Inc.	19,430	340
GSV Capital Corp.*	10,969	86
Hercules Technology Growth Capital, Inc.	34,309	478
KCAP Financial, Inc.	15,807	178
Main Street Capital Corp.	19,516	540
MCG Capital Corp.	39,326	205
Medallion Financial Corp.	10,247	143
MVC Capital, Inc.	13,735	173
New Mountain Finance Corp.	17,547	249
NGP Capital Resources Co.	11,777	72
PennantPark Floating Rate Capital Ltd.	5,738	81
PennantPark Investment Corp.	36,887	408
Prospect Capital Corp.	136,529	1,475
Solar Capital Ltd.	25,253	583
Solar Senior Capital Ltd.	6,464	119
Stellus Capital Investment Corp.	6,730	101
TCP Capital Corp.	14,540	244
THL Credit, Inc.	14,737	224
TICC Capital Corp.	29,607	285
Triangle Capital Corp.	15,391	423

		9,238

Iron/Steel - 0.2%
AK Steel Holding Corp.*	76,767	233
Commercial Metals Co.	65,653	970
Schnitzer Steel Industries, Inc., Class A	14,268	333
Shiloh Industries, Inc.	3,735	39
Universal Stainless & Alloy Products, Inc.*	3,990	118

		1,693

Leisure Time - 0.6%
Arctic Cat, Inc.	7,410	333
Black Diamond, Inc.*	12,279	115
Brunswick Corp.	50,842	1,624
Callaway Golf Co.	39,970	263
Interval Leisure Group, Inc.	22,173	442
Johnson Outdoors, Inc., Class A*	2,715	68
Life Time Fitness, Inc.*	24,211	1,213
Marine Products Corp.	6,320	51
Nautilus, Inc.*	17,438	152
Town Sports International Holdings, Inc.	13,841	149
WMS Industries, Inc.*	30,705	783

		5,193

Lodging - 0.3%
Ameristar Casinos, Inc.	18,621	490

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON S TOC KS - 97.1% continued
Lodging - 0.3% continued
Boyd Gaming Corp.*	31,420	$355
Caesars Entertainment Corp.*	20,834	285
Marcus Corp.	10,392	132
Monarch Casino & Resort, Inc.*	4,529	76
Morgans Hotel Group Co.*	14,972	121
Orient-Express Hotels Ltd., Class A*	53,841	655

		2,114

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.	11,467	393
Hyster-Yale Materials Handling, Inc.	5,917	372

		765

Machinery - Diversified - 1.3%
Alamo Group, Inc.	4,032	165
Albany International Corp., Class A	15,602	515
Altra Holdings, Inc.	14,984	410
Applied Industrial Technologies, Inc.	23,631	1,142
Briggs & Stratton Corp.	26,942	533
Chart Industries, Inc.*	17,039	1,603
Cognex Corp.	24,411	1,104
Columbus McKinnon Corp.*	11,103	237
DXP Enterprises, Inc.*	5,325	355
ExOne (The) Co.*	3,351	207
Flow International Corp.*	28,491	105
Global Power Equipment Group, Inc.	9,449	152
Gorman-Rupp (The) Co.	8,367	266
Hurco Cos., Inc.	3,566	103
Intermec, Inc.*	34,472	339
Kadant, Inc.	6,296	190
Lindsay Corp.	7,166	537
Manitex International, Inc.*	6,912	76
Middleby Corp.*	10,578	1,799
NACCO Industries, Inc., Class A	2,788	160
Power Solutions International, Inc.*	1,081	36
Tecumseh Products Co., Class A*	10,385	113
Tennant Co.	10,336	499
Twin Disc, Inc.	4,581	109

		10,755

Media - 1.0%
AH Belo Corp., Class A	10,621	73
Beasley Broadcasting Group, Inc., Class A	2,154	18
Belo Corp., Class A	58,322	814
Central European Media Enterprises Ltd., Class A*	43,043	142
Courier Corp.	6,661	95
Crown Media Holdings, Inc., Class A*	17,721	44
Cumulus Media, Inc., Class A*	42,326	144
Daily Journal Corp.*	476	54
Demand Media, Inc.*	20,350	122
Dex Media, Inc.*	9,630	169
Digital Generation, Inc.*	13,609	100
Entercom Communications Corp., Class A*	13,259	125
Entravision Communications Corp., Class A	31,609	194
EW Scripps (The) Co., Class A*	17,732	276
Fisher Communications, Inc.	4,997	205
Gray Television, Inc.*	28,265	204
Hemisphere Media Group, Inc.*	4,839	66
Journal Communications, Inc., Class A*	24,804	186
LIN TV Corp., Class A*	15,990	245
Martha Stewart Living Omnimedia, Class A*	17,460	42
McClatchy (The) Co., Class A*	35,706	81
Media General, Inc., Class A*	11,018	122
Meredith Corp.	20,076	958
New York Times (The) Co., Class A*	72,511	802
Nexstar Broadcasting Group, Inc., Class A	16,502	585
Saga Communications, Inc., Class A	2,749	126
Salem Communications Corp., Class A	6,043	45
Scholastic Corp.	14,859	435
Sinclair Broadcast Group, Inc., Class A	38,453	1,130
World Wrestling Entertainment, Inc., Class A	16,177	167

		7,769

Metal Fabricate/Hardware - 0.0%
Global Brass & Copper Holdings, Inc.*	4,520	60

Metal Fabrication/Hardware - 0.8%
A.M. Castle & Co.*	10,053	158
Ampco-Pittsburgh Corp.	5,027	94
CIRCOR International, Inc.	9,867	502
Dynamic Materials Corp.	7,919	131
Furmanite Corp.*	20,473	137
Haynes International, Inc.	7,014	336
Kaydon Corp.	17,953	495
LB Foster Co., Class A	5,709	246
Mueller Industries, Inc.	15,790	796
Mueller Water Products, Inc., Class A	88,446	611
NN, Inc.	9,429	108

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Metal Fabrication/Hardware - 0.8% continued
Northwest Pipe Co.*	5,201	$145
Olympic Steel, Inc.	4,923	121
Omega Flex, Inc.	1,590	24
RBC Bearings, Inc.*	12,919	671
Rexnord Corp.*	17,240	291
RTI International Metals, Inc.*	17,586	487
Sun Hydraulics Corp.	12,114	379
Worthington Industries, Inc.	29,811	945

		6,677

Mining - 0.8%
Allied Nevada Gold Corp.*	58,393	378
AMCOL International Corp.	15,636	496
Century Aluminum Co.*	29,394	273
Coeur Mining, Inc.*	56,611	753
General Moly, Inc.*	30,685	57
Globe Specialty Metals, Inc.	36,207	394
Gold Resource Corp.	18,647	162
Hecla Mining Co.	187,065	557
Horsehead Holding Corp.*	24,869	319
Kaiser Aluminum Corp.	10,610	657
Materion Corp.	11,503	312
Midway Gold Corp.*	61,480	58
Molycorp, Inc.*	69,694	432
Noranda Aluminum Holding Corp.	20,147	65
Paramount Gold and Silver Corp.*	79,637	95
Stillwater Mining Co.*	66,430	713
United States Lime & Minerals, Inc.*	1,033	54
Uranium Energy Corp.*	50,772	91
Ur-Energy, Inc.*	68,353	92
US Silica Holdings, Inc.	12,051	250

		6,208

Miscellaneous Manufacturing - 1.7%
Actuant Corp., Class A	41,067	1,354
American Railcar Industries, Inc.	5,368	180
AZZ, Inc.	14,269	550
Barnes Group, Inc.	30,198	906
Blount International, Inc.*	27,804	329
Chase Corp.	3,710	83
CLARCOR, Inc.	27,910	1,457
EnPro Industries, Inc.*	11,778	598
Fabrinet*	15,930	223
Federal Signal Corp.*	35,206	308
FreightCar America, Inc.	6,934	118
GP Strategies Corp.*	8,161	194
Handy & Harman Ltd.*	2,911	52
Hillenbrand, Inc.	30,801	730
John Bean Technologies Corp.	16,192	340
Koppers Holdings, Inc.	11,567	442
LSB Industries, Inc.*	10,671	324
Lydall, Inc.*	9,266	135
Movado Group, Inc.	10,044	340
Myers Industries, Inc.	15,836	238
NL Industries, Inc.	3,800	43
Park-Ohio Holdings Corp.*	4,786	158
PMFG, Inc.*	11,555	80
Polypore International, Inc.*	26,217	1,056
Proto Labs, Inc.*	9,592	623
Raven Industries, Inc.	20,536	616
Smith & Wesson Holding Corp.*	36,200	361
Standex International Corp.	7,235	382
Sturm Ruger & Co., Inc.	10,817	520
Tredegar Corp.	13,935	358
Trimas Corp.*	22,303	831

		13,929

Office Furnishings - 0.4%
Compx International, Inc.	1,003	14
Herman Miller, Inc.	33,014	894
HNI Corp.	25,496	920
Interface, Inc.	33,181	563
Knoll, Inc.	27,199	386
Steelcase, Inc., Class A	47,388	691

		3,468

Oil & Gas - 2.5%
Abraxas Petroleum Corp.*	45,237	95
Adams Resources & Energy, Inc.	1,229	85
Alon USA Energy, Inc.	13,101	189
Apco Oil and Gas International, Inc.*	4,760	55
Approach Resources, Inc.*	19,630	482
Arabian American Development Co.*	10,861	95
Berry Petroleum Co., Class A	29,605	1,253
Bill Barrett Corp.*	27,207	550
Bonanza Creek Energy, Inc.*	16,555	587
BPZ Resources, Inc.*	66,399	119
Callon Petroleum Co.*	21,947	74
Carrizo Oil & Gas, Inc.*	22,737	644
Clayton Williams Energy, Inc.*	3,251	141

EQUITY INDEX FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Oil & Gas - 2.5% continued
Comstock Resources, Inc.	27,211	$428
Contango Oil & Gas Co.	7,214	243
Crimson Exploration, Inc.*	11,038	31
Delek US Holdings, Inc.	20,879	601
Diamondback Energy, Inc.*	10,032	334
Emerald Oil, Inc.*	20,591	141
Endeavour International Corp.*	27,574	106
Energy XXI Bermuda Ltd.	44,617	990
EPL Oil & Gas, Inc.*	16,813	494
Equal Energy Ltd.	20,127	81
Evolution Petroleum Corp.*	9,609	105
EXCO Resources, Inc.	76,335	583
Forest Oil Corp.*	65,994	270
FX Energy, Inc.*	29,340	94
Gastar Exploration Ltd.*	33,383	89
Goodrich Petroleum Corp.*	14,814	190
Halcon Resources Corp.*	116,367	660
Hercules Offshore, Inc.*	89,511	630
Isramco, Inc.*	504	47
Kodiak Oil & Gas Corp.*	148,919	1,324
Magnum Hunter Resources Corp.*	96,676	353
Matador Resources Co.*	27,889	334
Midstates Petroleum Co., Inc.*	18,700	101
Miller Energy Resources, Inc.*	16,301	65
Northern Oil and Gas, Inc.*	35,938	479
Panhandle Oil and Gas, Inc., Class A	3,951	113
Parker Drilling Co.*	66,465	331
PDC Energy, Inc.*	17,110	881
Penn Virginia Corp.*	30,183	142
PetroQuest Energy, Inc.*	32,561	129
Quicksilver Resources, Inc.*	72,635	122
Resolute Energy Corp.*	38,110	304
Rex Energy Corp.*	25,443	447
Rosetta Resources, Inc.*	34,354	1,461
Sanchez Energy Corp.*	16,008	368
Stone Energy Corp.*	27,968	616
Swift Energy Co.*	24,461	293
Synergy Resources Corp.*	22,707	166
Triangle Petroleum Corp.*	25,266	177
Vaalco Energy, Inc.*	32,642	187
Vantage Drilling Co.*	115,554	236
W&T Offshore, Inc.	19,503	279
Warren Resources, Inc.*	39,975	102
Western Refining, Inc.	30,443	855
ZaZa Energy Corp.*	20,982	25

		20,376

Oil & Gas Services - 1.8%
Basic Energy Services, Inc.*	16,612	201
Bolt Technology Corp.	4,736	81
C&J Energy Services, Inc.*	25,189	488
Cal Dive International, Inc.*	53,588	101
CARBO Ceramics, Inc.	11,128	750
Dawson Geophysical Co.*	4,606	170
Edgen Group, Inc.*	9,955	63
Exterran Holdings, Inc.*	32,365	910
Flotek Industries, Inc.*	26,800	481
Forum Energy Technologies, Inc.*	22,122	673
Geospace Technologies Corp.*	7,209	498
Global Geophysical Services, Inc.*	13,453	63
Gulf Island Fabrication, Inc.	7,910	151
Helix Energy Solutions Group, Inc.*	59,722	1,376
Hornbeck Offshore Services, Inc.*	20,146	1,078
ION Geophysical Corp.*	74,813	450
Key Energy Services, Inc.*	85,401	508
Lufkin Industries, Inc.	19,098	1,690
Matrix Service Co.*	14,691	229
Mitcham Industries, Inc.*	7,498	126
Natural Gas Services Group, Inc.*	7,015	165
Newpark Resources, Inc.*	48,439	532
Pioneer Energy Services Corp.*	35,055	232
SEACOR Holdings, Inc.	11,315	940
T.G.C. Industries, Inc.	8,488	70
Targa Resources Corp.	18,515	1,191
Tesco Corp.*	17,056	226
TETRA Technologies, Inc.*	44,243	454
Thermon Group Holdings, Inc.*	15,233	311
Willbros Group, Inc.*	22,011	135

		14,343

Packaging & Containers - 0.2%
AEP Industries, Inc.*	2,413	180
Berry Plastics Group, Inc.*	31,103	686
Graphic Packaging Holding Co.*	117,857	912
UFP Technologies, Inc.*	3,117	61

		1,839

Pharmaceuticals - 2.9%
ACADIA Pharmaceuticals, Inc.*	39,383	715
AcelRx Pharmaceuticals, Inc.*	11,745	109

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Pharmaceuticals - 2.9% continued
Achillion Pharmaceuticals, Inc.*	54,264	$444
Akorn, Inc.*	32,721	442
Alimera Sciences, Inc.*	9,536	47
Amicus Therapeutics, Inc.*	17,069	40
Ampio Pharmaceuticals, Inc.*	15,440	89
Anacor Pharmaceuticals, Inc.*	14,243	80
Anika Therapeutics, Inc.*	6,581	112
Antares Pharma, Inc.*	63,356	264
Array BioPharma, Inc.*	66,267	301
Auxilium Pharmaceuticals, Inc.*	27,453	457
AVANIR Pharmaceuticals, Inc., Class A*	81,581	375
BioDelivery Sciences International, Inc.*	17,151	70
BioScrip, Inc.*	32,772	541
Cadence Pharmaceuticals, Inc.*	34,650	236
Cempra, Inc.*	8,350	65
ChemoCentryx, Inc.*	13,814	195
Chimerix, Inc.*	4,770	116
Clovis Oncology, Inc.*	7,794	522
Corcept Therapeutics, Inc.*	30,094	52
Cornerstone Therapeutics, Inc.*	4,456	36
Cytori Therapeutics, Inc.*	33,905	78
Depomed, Inc.*	32,280	181
Derma Sciences, Inc.*	7,923	106
Durata Therapeutics, Inc.*	7,137	51
Dyax Corp.*	61,362	212
Enanta Pharmaceuticals, Inc.*	2,043	36
Endocyte, Inc.*	17,012	223
Furiex Pharmaceuticals, Inc.*	3,736	127
Hi-Tech Pharmacal Co., Inc.	6,369	211
Hyperion Therapeutics, Inc.*	4,718	104
Idenix Pharmaceuticals, Inc.*	56,073	202
Impax Laboratories, Inc.*	38,490	768
Infinity Pharmaceuticals, Inc.*	26,907	437
Insys Therapeutics, Inc.*	2,845	39
Ironwood Pharmaceuticals, Inc.*	52,298	520
Isis Pharmaceuticals, Inc.*	63,050	1,694
KaloBios Pharmaceuticals, Inc.*	4,810	27
Keryx Biopharmaceuticals, Inc.*	46,040	344
Lannett Co., Inc.*	8,873	106
Lifevantage Corp.*	63,763	148
MannKind Corp.*	83,594	543
Natural Grocers by Vitamin Cottage, Inc.*	4,984	155
Nature’s Sunshine Products, Inc.	6,152	101
Nektar Therapeutics*	64,848	749
Neogen Corp.*	13,517	751
Neurocrine Biosciences, Inc.*	37,527	502
Nutraceutical International Corp.	4,896	100
Omega Protein Corp.*	11,055	99
Omthera Pharmaceuticals, Inc.*	3,681	49
Opko Health, Inc.*	79,888	567
Optimer Pharmaceuticals, Inc.*	27,388	396
Orexigen Therapeutics, Inc.*	53,185	311
Osiris Therapeutics, Inc.*	9,034	91
Pacira Pharmaceuticals, Inc.*	15,491	449
Pernix Therapeutics Holdings*	9,870	36
PharMerica Corp.*	16,697	231
Portola Pharmaceuticals, Inc.*	5,443	134
Pozen, Inc.*	15,245	76
Progenics Pharmaceuticals, Inc.*	28,686	128
Questcor Pharmaceuticals, Inc.	29,161	1,326
Raptor Pharmaceutical Corp.*	31,156	291
Receptos, Inc.*	3,247	65
Regulus Therapeutics, Inc.*	5,021	49
Repros Therapeutics, Inc.*	10,544	195
Sagent Pharmaceuticals, Inc.*	9,385	197
Santarus, Inc.*	30,911	651
Sarepta Therapeutics, Inc.*	17,934	682
Sciclone Pharmaceuticals, Inc.*	30,431	151
SIGA Technologies, Inc.*	20,884	59
Star Scientific, Inc.*	93,563	130
Sucampo Pharmaceuticals, Inc., Class A*	7,865	52
Supernus Pharmaceuticals, Inc.*	8,382	54
Synageva BioPharma Corp.*	9,601	403
Synergy Pharmaceuticals, Inc.*	45,278	196
Synta Pharmaceuticals Corp.*	22,958	115
Synutra International, Inc.*	9,760	50
Targacept, Inc.*	16,059	69
TESARO, Inc.*	7,518	246
Tetraphase Pharmaceuticals, Inc.*	6,462	45
TG Therapeutics, Inc.*	7,180	46
TherapeuticsMD, Inc.*	43,894	133
Threshold Pharmaceuticals, Inc.*	27,187	143
USANA Health Sciences, Inc.*	3,394	246
Vanda Pharmaceuticals, Inc.*	16,259	131
ViroPharma, Inc.*	36,712	1,052
Vivus, Inc.*	56,397	709
XenoPort, Inc.*	24,686	122

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Pharmaceuticals - 2.9% continued
Zogenix, Inc.*	40,333	$69

		24,067

Pipelines - 0.2%
Crosstex Energy, Inc.	26,793	529
SemGroup Corp., Class A	23,597	1,271

		1,800

Real Estate - 0.3%
Alexander & Baldwin, Inc.*	24,193	962
AV Homes, Inc.*	5,378	95
Consolidated-Tomoka Land Co.	3,285	125
Forestar Group, Inc.*	19,719	396
HFF, Inc., Class A	18,876	335
Kennedy-Wilson Holdings, Inc.	29,430	490
Thomas Properties Group, Inc.	17,301	92

		2,495

Real Estate Investment Trusts - 7.8%
Acadia Realty Trust	30,904	763
AG Mortgage Investment Trust, Inc.	15,897	299
Agree Realty Corp.	7,415	219
Alexander’s, Inc.	1,180	347
American Assets Trust, Inc.	19,014	587
American Capital Mortgage Investment Corp.	33,319	599
American Realty Capital Properties, Inc.	86,558	1,321
American Residential Properties, Inc.*	8,174	141
AmREIT, Inc.	9,081	176
Anworth Mortgage Asset Corp.	81,603	457
Apollo Commercial Real Estate Finance, Inc.	20,696	329
Apollo Residential Mortgage, Inc.	18,101	298
Ares Commercial Real Estate Corp.	4,262	55
Armada Hoffler Properties, Inc.	10,667	126
ARMOUR Residential REIT, Inc.	209,240	985
Ashford Hospitality Trust, Inc.	29,258	335
Associated Estates Realty Corp.	28,060	451
Aviv REIT, Inc.	6,459	163
Campus Crest Communities, Inc.	36,417	420
CapLease, Inc.	50,172	423
Capstead Mortgage Corp.	53,685	650
Cedar Realty Trust, Inc.	40,588	210
Chambers Street Properties	139,854	1,399
Chatham Lodging Trust	9,723	167
Chesapeake Lodging Trust	27,513	572
Colonial Properties Trust	49,654	1,198
Colony Financial, Inc.	36,414	724
Coresite Realty Corp.	11,679	371
Cousins Properties, Inc.	60,038	606
CubeSmart	74,856	1,196
CYS Investments, Inc.	97,699	900
DCT Industrial Trust, Inc.	163,332	1,168
DiamondRock Hospitality Co.	109,826	1,024
DuPont Fabros Technology, Inc.	35,073	847
Dynex Capital, Inc.	30,351	309
EastGroup Properties, Inc.	16,974	955
Education Realty Trust, Inc.	63,817	653
Ellington Residential Mortgage REIT	3,617	65
EPR Properties	26,407	1,327
Equity One, Inc.	33,783	764
Excel Trust, Inc.	26,588	341
FelCor Lodging Trust, Inc.*	69,393	410
First Industrial Realty Trust, Inc.	60,618	920
First Potomac Realty Trust	32,605	426
Franklin Street Properties Corp.	50,556	667
Geo Group (The), Inc.	40,201	1,365
Getty Realty Corp.	14,456	298
Gladstone Commercial Corp.	7,024	131
Glimcher Realty Trust	81,164	886
Government Properties Income Trust	30,702	774
Gramercy Property Trust, Inc.*	33,350	150
Healthcare Realty Trust, Inc.	50,782	1,295
Hersha Hospitality Trust	113,795	642
Highwoods Properties, Inc.	46,131	1,643
Hudson Pacific Properties, Inc.	24,305	517
Inland Real Estate Corp.	47,904	490
Invesco Mortgage Capital, Inc.	76,068	1,260
Investors Real Estate Trust	56,689	487
iStar Financial, Inc.*	47,606	537
JAVELIN Mortgage Investment Corp.	7,365	104
Kite Realty Group Trust	51,345	310
LaSalle Hotel Properties	53,587	1,324
Lexington Realty Trust	94,779	1,107
LTC Properties, Inc.	19,608	766
Medical Properties Trust, Inc.	84,611	1,212
Monmouth Real Estate Investment Corp., Class A	24,178	239
MPG Office Trust, Inc.*	32,200	101
National Health Investors, Inc.	13,835	828
New Residential Investment Corp.	142,192	958
New York Mortgage Trust, Inc.	35,971	243

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Real Estate Investment Trusts - 7.8% continued
NorthStar Realty Finance Corp.	111,403	$1,014
One Liberty Properties, Inc.	6,594	145
Parkway Properties, Inc.	24,451	410
Pebblebrook Hotel Trust	34,379	889
Pennsylvania Real Estate Investment Trust	38,388	725
PennyMac Mortgage Investment Trust	33,273	700
Potlatch Corp.	22,756	920
PS Business Parks, Inc.	10,246	739
RAIT Financial Trust	39,534	297
Ramco-Gershenson Properties Trust	33,611	522
Redwood Trust, Inc.	46,145	784
Resource Capital Corp.	71,638	441
Retail Opportunity Investments Corp.	37,285	518
RLJ Lodging Trust	69,433	1,562
Rouse Properties, Inc.	12,824	252
Ryman Hospitality Properties	24,789	967
Sabra Health Care REIT, Inc.	20,903	546
Saul Centers, Inc.	4,323	192
Select Income REIT	9,699	272
Silver Bay Realty Trust Corp.	8,560	142
Sovran Self Storage, Inc.	17,644	1,143
Spirit Realty Capital, Inc.	32,342	573
STAG Industrial, Inc.	23,485	468
Strategic Hotels & Resorts, Inc.*	102,421	907
Summit Hotel Properties, Inc.	37,019	350
Sun Communities, Inc.	20,067	998
Sunstone Hotel Investors, Inc.*	91,615	1,107
Terreno Realty Corp.	10,944	203
UMH Properties, Inc.	8,155	84
Universal Health Realty Income Trust	6,795	293
Urstadt Biddle Properties, Inc., Class A	13,953	281
Washington Real Estate Investment Trust	37,461	1,008
Western Asset Mortgage Capital Corp.	13,656	238
Whitestone REIT	9,565	151
Winthrop Realty Trust	16,713	201

		64,072

Retail - 6.2%
Aeropostale, Inc.*	44,079	608
AFC Enterprises, Inc.*	13,414	482
America’s Car-Mart, Inc.*	4,575	198
ANN, Inc.*	26,506	880
Asbury Automotive Group, Inc.*	17,499	702
Barnes & Noble, Inc.*	22,704	362
bebe stores, Inc.	20,389	114
Big 5 Sporting Goods Corp.	9,352	205
Biglari Holdings, Inc.*	688	282
BJ’s Restaurants, Inc.*	13,955	518
Bloomin’ Brands, Inc.*	31,083	773
Bob Evans Farms, Inc.	15,662	736
Body Central Corp.*	9,563	127
Bon-Ton Stores (The), Inc.	7,594	137
Bravo Brio Restaurant Group, Inc.*	11,064	197
Brown Shoe Co., Inc.	24,328	524
Buckle (The), Inc.	15,681	816
Buffalo Wild Wings, Inc.*	10,570	1,038
Carrols Restaurant Group, Inc.*	13,309	86
Casey’s General Stores, Inc.	21,510	1,294
Cash America International, Inc.	16,041	729
Cato (The) Corp., Class A	15,571	389
CEC Entertainment, Inc.	9,988	410
Cheesecake Factory (The), Inc.	29,953	1,255
Children’s Place Retail Stores (The), Inc.*	12,976	711
Christopher & Banks Corp.*	20,382	137
Chuy’s Holdings, Inc.*	9,120	350
Citi Trends, Inc.*	8,901	129
Conn’s, Inc.*	12,610	653
Cracker Barrel Old Country Store, Inc.	11,039	1,045
Del Frisco’s Restaurant Group, Inc.*	6,009	129
Denny’s Corp.*	51,539	290
Destination Maternity Corp.	7,798	192
Destination XL Group, Inc.*	23,263	148
DineEquity, Inc.	9,284	639
Diversified Restaurant Holdings, Inc.*	6,026	48
Einstein Noah Restaurant Group, Inc.	3,305	47
Express, Inc.*	47,962	1,006
Ezcorp, Inc., Class A*	28,699	484
Fiesta Restaurant Group, Inc.*	11,139	383
Fifth & Pacific Cos., Inc.*	67,299	1,503
Finish Line (The), Inc., Class A	27,655	605
First Cash Financial Services, Inc.*	16,409	807
Five Below, Inc.*	18,423	677
Francesca’s Holdings Corp.*	24,737	687
Fred’s, Inc., Class A	20,708	321
Genesco, Inc.*	13,485	903
Gordmans Stores, Inc.*	4,901	67
Group 1 Automotive, Inc.	12,214	786
Haverty Furniture Cos., Inc.	11,255	259
hhgregg, Inc.*	7,208	115

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Retail - 6.2% continued
Hibbett Sports, Inc.*	14,598	$810
HSN, Inc.	19,019	1,022
Ignite Restaurant Group, Inc.*	3,944	74
Jack in the Box, Inc.*	24,928	979
Jamba, Inc.*	9,297	139
Jos A Bank Clothiers, Inc.*	15,734	650
Kirkland’s, Inc.*	8,098	140
Krispy Kreme Doughnuts, Inc.*	36,799	642
Lithia Motors, Inc., Class A	12,463	664
Luby’s, Inc.*	10,946	93
Lumber Liquidators Holdings, Inc.*	15,423	1,201
MarineMax, Inc.*	13,104	148
Mattress Firm Holding Corp.*	7,544	304
Men’s Wearhouse (The), Inc.	28,244	1,069
Nathan’s Famous, Inc.*	1,539	80
New York & Co., Inc.*	15,940	101
Office Depot, Inc.*	138,243	535
OfficeMax, Inc.	48,941	501
Pacific Sunwear of California, Inc.*	25,918	95
Pantry (The), Inc.*	13,673	167
Papa John’s International, Inc.*	9,001	588
PC Connection, Inc.	5,291	82
Penske Automotive Group, Inc.	23,670	723
Pep Boys-Manny Moe & Jack (The)*	29,672	344
PetMed Express, Inc.	10,955	138
Pier 1 Imports, Inc.	53,228	1,250
Pricesmart, Inc.	10,612	930
RadioShack Corp.*	56,794	179
Red Robin Gourmet Burgers, Inc.*	7,956	439
Regis Corp.	26,740	439
Restoration Hardware Holdings, Inc.*	9,938	745
Rite Aid Corp.*	410,415	1,174
Roundy’s, Inc.	14,167	118
Ruby Tuesday, Inc.*	34,241	316
rue21, Inc.*	8,234	343
Rush Enterprises, Inc., Class A*	19,485	482
Ruth’s Hospitality Group, Inc.	20,186	244
Saks, Inc.*	58,391	796
Sears Hometown and Outlet Stores, Inc.*	4,861	213
Shoe Carnival, Inc.	8,277	199
Sonic Automotive, Inc., Class A	21,840	462
Sonic Corp.*	31,556	459
Stage Stores, Inc.	18,422	433
Stein Mart, Inc.	15,294	209
Steinway Musical Instruments, Inc.*	3,841	117
Susser Holdings Corp.*	10,147	486
Systemax, Inc.	6,376	60
Texas Roadhouse, Inc.	35,236	882
Tile Shop Holdings, Inc.*	10,364	300
Tilly’s, Inc., Class A*	5,772	92
Trans World Entertainment Corp.	5,913	29
Tuesday Morning Corp.*	24,007	249
Vera Bradley, Inc.*	12,143	263
Vitamin Shoppe, Inc.*	17,051	765
West Marine, Inc.*	9,495	104
Wet Seal (The), Inc., Class A*	49,795	235
Winmark Corp.	1,249	81
Zale Corp.*	18,245	166
Zumiez, Inc.*	11,858	341

		50,872

Savings & Loans - 1.3%
Astoria Financial Corp.	49,344	532
Bank Mutual Corp.	26,790	151
BankFinancial Corp.	11,884	101
BBX Capital Corp., Class A*	4,050	52
Beneficial Mutual Bancorp, Inc.*	17,969	151
Berkshire Hills Bancorp, Inc.	14,163	393
BofI Holding, Inc.*	6,799	312
Brookline Bancorp, Inc.	39,453	342
Capitol Federal Financial, Inc.	83,569	1,015
Charter Financial Corp.	12,760	129
Clifton Savings Bancorp, Inc.	4,888	58
Dime Community Bancshares, Inc.	17,948	275
ESB Financial Corp.	7,212	87
ESSA Bancorp, Inc.	5,178	57
EverBank Financial Corp.	45,235	749
First Defiance Financial Corp.	5,336	120
First Federal Bancshares of Arkansas, Inc.*	1,686	13
First Financial Holdings, Inc.	9,395	199
First Financial Northwest, Inc.	9,684	100
First Pactrust Bancorp, Inc.	6,474	88
Flagstar Bancorp, Inc.*	11,157	156
Flushing Financial Corp.	17,037	280
Fox Chase Bancorp, Inc.	6,840	116
Hingham Institution for Savings	777	53
Home Bancorp, Inc.*	3,770	70
Home Federal Bancorp, Inc.	8,545	109
HomeStreet, Inc.	7,280	156

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Savings & Loans - 1.3% continued
HomeTrust Bancshares, Inc.*	11,490	$195
Investors Bancorp, Inc.	26,142	551
Kearny Financial Corp.*	8,060	85
Meridian Interstate Bancorp, Inc.*	4,589	86
Meta Financial Group, Inc.	3,083	81
NASB Financial, Inc.*	2,385	62
Northfield Bancorp, Inc.	32,681	383
Northwest Bancshares, Inc.	52,674	712
OceanFirst Financial Corp.	7,745	120
Oritani Financial Corp.	25,221	395
Pacific Premier Bancorp, Inc.*	8,666	106
Provident Financial Holdings, Inc.	5,159	82
Provident Financial Services, Inc.	33,528	529
Provident New York Bancorp	24,920	233
Rockville Financial, Inc.	15,418	202
Roma Financial Corp.	3,823	69
Territorial Bancorp, Inc.	5,966	135
United Community Financial Corp.*	22,265	104
United Financial Bancorp, Inc.	10,769	163
Waterstone Financial, Inc.*	4,584	47
Westfield Financial, Inc.	10,753	75
WSFS Financial Corp.	4,431	232

		10,511

Semiconductors - 3.1%
Aeroflex Holding Corp.*	10,810	85
Alpha & Omega Semiconductor Ltd.*	9,649	74
Ambarella, Inc.*	10,401	175
Amkor Technology, Inc.*	36,091	152
ANADIGICS, Inc.*	46,297	102
Applied Micro Circuits Corp.*	38,052	335
ATMI, Inc.*	17,935	424
Axcelis Technologies, Inc.*	58,124	106
Brooks Automation, Inc.	37,149	361
Cabot Microelectronics Corp.*	13,091	432
Cavium, Inc.*	28,860	1,021
Ceva, Inc.*	12,452	241
Cirrus Logic, Inc.*	35,628	619
Cohu, Inc.	14,090	176
Cypress Semiconductor Corp.*	82,665	887
Diodes, Inc.*	20,165	524
DSP Group, Inc.*	11,134	93
Emulex Corp.*	51,094	333
Entegris, Inc.*	78,616	738
Entropic Communications, Inc.*	50,209	214
Exar Corp.*	21,983	237
FormFactor, Inc.*	30,353	205
GSI Technology, Inc.*	12,100	77
GT Advanced Technologies, Inc.*	66,990	278
Hittite Microwave Corp.*	17,797	1,032
Inphi Corp.*	14,663	161
Integrated Device Technology, Inc.*	74,124	589
Integrated Silicon Solution, Inc.*	16,007	175
Intermolecular, Inc.*	10,273	75
International Rectifier Corp.*	39,067	818
Intersil Corp., Class A	72,062	564
IXYS Corp.	13,352	148
Kopin Corp.*	36,555	136
Lattice Semiconductor Corp.*	64,471	327
LTX-Credence Corp.*	26,731	160
MaxLinear, Inc., Class A*	12,463	87
Micrel, Inc.	26,241	259
Microsemi Corp.*	52,236	1,188
Mindspeed Technologies, Inc.*	24,327	79
MKS Instruments, Inc.	29,666	787
Monolithic Power Systems, Inc.	20,692	499
MoSys, Inc.*	26,452	106
Nanometrics, Inc.*	12,685	186
OmniVision Technologies, Inc.*	30,343	566
Peregrine Semiconductor Corp.*	14,864	162
Pericom Semiconductor Corp.*	12,602	90
Photronics, Inc.*	34,009	274
PLX Technology, Inc.*	24,912	119
PMC - Sierra, Inc.*	114,709	728
Power Integrations, Inc.	16,295	661
QLogic Corp.*	50,038	478
Rambus, Inc.*	62,390	536
Richardson Electronics Ltd.	7,221	85
Rubicon Technology, Inc.*	10,216	82
Rudolph Technologies, Inc.*	18,340	205
Semtech Corp.*	37,866	1,326
Sigma Designs, Inc.*	17,250	87
Silicon Image, Inc.*	43,025	252
SunEdison, Inc.*	130,511	1,066
Supertex, Inc.	5,545	133
Tessera Technologies, Inc.	29,791	620
TriQuint Semiconductor, Inc.*	91,783	636
Ultra Clean Holdings*	13,454	81
Ultratech, Inc.*	15,637	574

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Semiconductors - 3.1% continued
Veeco Instruments, Inc.*	21,980	$779
Volterra Semiconductor Corp.*	13,764	194

		24,999

Software - 4.5%
Accelrys, Inc.*	31,164	262
ACI Worldwide, Inc.*	22,486	1,045
Actuate Corp.*	26,392	175
Acxiom Corp.*	41,550	942
Advent Software, Inc.*	18,346	643
American Software, Inc., Class A	13,679	119
Aspen Technology, Inc.*	52,565	1,513
athenahealth, Inc.*	20,649	1,749
Audience, Inc.*	5,408	72
AVG Technologies N.V.*	13,453	262
Avid Technology, Inc.*	18,199	107
Blackbaud, Inc.	25,538	832
Bottomline Technologies de, Inc.*	21,250	537
Callidus Software, Inc.*	21,858	144
CommVault Systems, Inc.*	26,123	1,983
Computer Programs & Systems, Inc.	6,187	304
Cornerstone OnDemand, Inc.*	22,689	982
CSG Systems International, Inc.*	18,841	409
Demandware, Inc.*	9,040	383
Digi International, Inc.*	14,052	132
Digital River, Inc.*	19,827	372
E2open, Inc.*	8,297	145
Ebix, Inc.	17,471	162
Envestnet, Inc.*	12,694	312
EPAM Systems, Inc.*	12,290	334
EPIQ Systems, Inc.	18,006	243
Fair Isaac Corp.	20,150	924
Glu Mobile, Inc.*	30,001	66
Greenway Medical Technologies*	8,121	100
Guidance Software, Inc.*	9,426	82
Guidewire Software, Inc.*	23,568	991
Imperva, Inc.*	11,349	511
inContact, Inc.*	30,010	247
Infoblox, Inc.*	28,146	824
InnerWorkings, Inc.*	24,920	270
Interactive Intelligence Group, Inc.*	8,705	449
Jive Software, Inc.*	22,251	404
ManTech International Corp., Class A	13,241	346
Market Leader, Inc.*	13,101	140
MedAssets, Inc.*	34,233	607
Medidata Solutions, Inc.*	14,942	1,157
MicroStrategy, Inc., Class A*	5,088	443
Model N, Inc.*	4,561	107
Monotype Imaging Holdings, Inc.	21,478	546
Omnicell, Inc.*	19,289	396
PDF Solutions, Inc.*	14,203	262
Pegasystems, Inc.	9,762	323
Planet Payment, Inc.*	23,938	66
Progress Software Corp.*	30,971	713
Proofpoint, Inc.*	12,263	297
PROS Holdings, Inc.*	12,634	378
PTC, Inc.*	67,207	1,649
QAD, Inc., Class A	3,181	37
QLIK Technologies, Inc.*	48,906	1,383
Quality Systems, Inc.	22,381	419
Rally Software Development Corp.*	3,878	96
RealPage, Inc.*	26,157	480
Rosetta Stone, Inc.*	6,462	95
Sapiens International Corp. N.V.	10,109	58
Schawk, Inc.	7,577	100
SciQuest, Inc.*	12,805	321
Seachange International, Inc.*	18,389	215
SS&C Technologies Holdings, Inc.*	32,736	1,077
Synchronoss Technologies, Inc.*	16,368	505
SYNNEX Corp.*	14,828	627
Take-Two Interactive Software, Inc.*	45,507	681
Tangoe, Inc.*	17,559	271
Tyler Technologies, Inc.*	17,700	1,213
Ultimate Software Group, Inc.*	15,537	1,822
Verint Systems, Inc.*	29,608	1,050

		36,911

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	21,626	717
Wesco Aircraft Holdings, Inc.*	23,138	430

		1,147

Telecommunications - 3.1%
8x8, Inc.*	39,973	329
ADTRAN, Inc.	33,451	823
Alliance Fiber Optic Products, Inc.	3,236	65
Anaren, Inc.*	6,524	150
Anixter International, Inc.*	15,218	1,154
ARRIS Group, Inc.*	65,491	940
Aruba Networks, Inc.*	64,046	984

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Telecommunications - 3.1% continued
Atlantic Tele-Network, Inc.	5,111	$254
Aviat Networks, Inc.*	33,395	87
Black Box Corp.	9,071	230
CalAmp Corp.*	20,056	293
Calix, Inc.*	22,514	227
Cbeyond, Inc.*	15,713	123
Ciena Corp.*	57,065	1,108
Cincinnati Bell, Inc.*	116,920	358
Comtech Telecommunications Corp.	9,271	249
Comverse, Inc.*	12,623	376
Consolidated Communications Holdings, Inc.	22,379	390
Cyan, Inc.*	4,494	47
DigitalGlobe, Inc.*	41,861	1,298
EarthLink, Inc.	57,950	360
Extreme Networks, Inc.*	51,053	176
Fairpoint Communications, Inc.*	11,308	94
Finisar Corp.*	52,517	890
General Communication, Inc., Class A*	17,710	139
Globecomm Systems, Inc.*	13,201	167
Harmonic, Inc.*	63,670	404
Hawaiian Telcom Holdco, Inc.*	5,915	149
HickoryTech Corp.	7,703	82
IDT Corp., Class B*	8,750	164
Infinera Corp.*	65,246	696
InterDigital, Inc.	23,138	1,033
Iridium Communications, Inc.*	36,106	280
Ixia*	31,746	584
KVH Industries, Inc.*	8,894	118
Leap Wireless International, Inc.*	30,705	207
LogMeIn, Inc.*	13,666	334
Loral Space & Communications, Inc.	7,319	439
Lumos Networks Corp.	8,922	153
Neonode, Inc.*	14,801	88
NeoPhotonics Corp.*	11,360	99
NETGEAR, Inc.*	21,781	665
Neutral Tandem, Inc.	17,680	102
NII Holdings, Inc.*	96,680	645
NTELOS Holdings Corp.	8,727	144
Numerex Corp., Class A*	7,867	88
Oplink Communications, Inc.*	10,451	181
ORBCOMM, Inc.*	20,435	92
Parkervision, Inc.*	49,770	226
Plantronics, Inc.	24,330	1,069
Preformed Line Products Co.	1,522	101
Premiere Global Services, Inc.*	27,056	327
Primus Telecommunications Group, Inc.	6,490	77
Procera Networks, Inc.*	11,601	159
RF Micro Devices, Inc.*	157,177	841
RigNet, Inc.*	6,665	170
Ruckus Wireless, Inc.*	24,472	313
Shenandoah Telecommunications Co.	13,501	225
ShoreTel, Inc.*	33,101	133
Sonus Networks, Inc.*	120,451	363
Symmetricom, Inc.*	23,005	103
Telenav, Inc.*	10,760	56
Tellabs, Inc.	199,918	396
Tessco Technologies, Inc.	3,040	80
Ubiquiti Networks, Inc.	7,081	124
USA Mobility, Inc.	12,055	164
ViaSat, Inc.*	22,236	1,589
Vonage Holdings Corp.*	88,919	252
Vringo, Inc.*	37,706	119
West Corp.	11,970	265
Westell Technologies, Inc., Class A*	23,237	55

		25,265

Textiles - 0.2%
Culp, Inc.	4,744	83
G&K Services, Inc., Class A	10,988	523
UniFirst Corp.	8,275	755

		1,361

Toys, Games & Hobbies - 0.1%
JAKKS Pacific, Inc.	10,817	122
LeapFrog Enterprises, Inc.*	35,836	352

		474

Transportation - 1.6%
Air Transport Services Group, Inc.*	29,856	197
Arkansas Best Corp.	14,420	331
Atlas Air Worldwide Holdings, Inc.*	14,510	635
Bristow Group, Inc.	20,360	1,330
CAI International, Inc.*	9,647	227
Celadon Group, Inc.	11,472	209
Echo Global Logistics, Inc.*	10,005	195
Era Group, Inc.*	11,317	296
Forward Air Corp.	16,929	648
Frontline Ltd.*	27,384	49
GasLog Ltd.	14,455	185
Gulfmark Offshore, Inc., Class A	14,932	673

EQUITY INDEX FUNDS     24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Transportation - 1.6% continued
Heartland Express, Inc.	25,729	$357
Hub Group, Inc., Class A*	20,671	753
International Shipholding Corp.	3,219	75
Knight Transportation, Inc.	33,215	559
Knightsbridge Tankers Ltd.	13,478	99
Marten Transport Ltd.	13,061	205
Matson, Inc.	23,984	600
Nordic American Tankers Ltd.	37,168	281
Pacer International, Inc.*	20,426	129
Patriot Transportation Holding, Inc.*	3,778	114
PHI, Inc. (Non Voting)*	7,074	243
Quality Distribution, Inc.*	11,538	102
Roadrunner Transportation Systems, Inc.*	9,905	276
Saia, Inc.*	13,533	406
Scorpio Tankers, Inc.	91,357	820
Ship Finance International Ltd.	28,800	427
Swift Transportation Co.*	47,108	779
Teekay Tankers Ltd., Class A	33,398	88
Ultrapetrol Bahamas Ltd.*	12,015	34
Universal Truckload Services, Inc.*	3,156	76
UTi Worldwide, Inc.	50,966	839
Werner Enterprises, Inc.	25,645	620
XPO Logistics, Inc.*	10,122	183
YRC Worldwide, Inc.*	5,282	152

		13,192

Trucking & Leasing - 0.2%
Greenbrier Cos., Inc.*	13,732	335
TAL International Group, Inc.*	19,017	828
Textainer Group Holdings Ltd.	11,968	460

		1,623

Water - 0.3%
American States Water Co.	10,822	581
Artesian Resources Corp., Class A	4,277	95
California Water Service Group	26,860	524
Connecticut Water Service, Inc.	6,171	177
Consolidated Water Co. Ltd.	8,400	96
Middlesex Water Co.	8,838	176
PICO Holdings, Inc.*	12,987	272
SJW Corp.	8,606	226
York Water Co.	7,514	143

		2,290

Total Common Stocks (Cost $635,601)		794,294

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	1,200	—
Escrow Gerber Scientific, Inc.*	9,016	—
Escrow Position PetroCorp*	420	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
Auto Parts & Equipment - 0.0%
Federal-Mogul Corp.*	10,155	2

Savings & Loans - 0.0%
CSF Holdings, Inc.(2) *	6,212	—

Total Rights (Cost $ — )		2

INVESTMENT COMPANIES - 4.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	34,670,923	34,671

Total Investment Companies (Cost $34,671)		34,671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.08%, 10/17/13(5)	$2,555	$2,555

Total Short-Term Investments (Cost $2,555)		2,555

Total Investments - 101.7% (Cost $672,827)		831,522

Liabilities less Other Assets - (1.7)%		(13,694)

NET ASSETS - 100.0%		$817,828

(1)	Security listed as “escrow” is considered to be worthless.
(2)	Security has been deemed worthless and is a Level 3 investment.

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $21,866,000 with net purchases of approximately $12,805,000 during the three months ended June 30, 2013.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	252	$24,562	Long	9/13	$140

At June 30, 2013, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.4%
Consumer Staples	3.9
Energy	5.6
Financials	23.3
Health Care	12.3
Industrials	14.3
Information Technology	17.3
Materials	4.9
Telecommunication Services	0.7
Utilities	3.3

Total	100.0%

Various inputs are used in determing the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$794,294	(1)	$—	$—	$794,294
Rights	2		—	—	2
Investment Companies	34,671		—	—	34,671
Short-Term Investments	—		2,555	—	2,555

Total Investments	$828,967		$2,555	$—	$831,522

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$140		$—	$—	$140

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$680,794

Gross tax appreciation of investments	$192,446
Gross tax depreciation of investments	(41,718)

Net tax appreciation of investments	$150,728

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%
Advertising - 0.2%
Interpublic Group of (The) Cos., Inc.	149,905	$2,181
Omnicom Group, Inc.	90,366	5,681

		7,862

Aerospace/Defense - 1.8%
Boeing (The) Co.	238,575	24,439
General Dynamics Corp.	115,880	9,077
L-3 Communications Holdings, Inc.	31,376	2,690
Lockheed Martin Corp.	92,963	10,083
Northrop Grumman Corp.	82,031	6,792
Raytheon Co.	113,429	7,500
Rockwell Collins, Inc.	47,091	2,986
United Technologies Corp.	295,532	27,467

		91,034

Agriculture - 1.8%
Altria Group, Inc.	702,195	24,570
Archer-Daniels-Midland Co.	230,513	7,817
Lorillard, Inc.	131,658	5,751
Philip Morris International, Inc.	571,385	49,493
Reynolds American, Inc.	111,104	5,374

		93,005

Airlines - 0.1%
Southwest Airlines Co.	250,942	3,235

Apparel - 0.6%
Coach, Inc.	98,216	5,607
NIKE, Inc., Class B	252,872	16,103
Ralph Lauren Corp.	21,273	3,696
VF Corp.	30,613	5,910

		31,316

Auto Manufacturers - 0.7%
Ford Motor Co.	1,373,278	21,244
General Motors Co.*	268,893	8,957
PACCAR, Inc.	123,642	6,635

		36,836

Auto Parts & Equipment - 0.4%
BorgWarner, Inc.*	40,307	3,472
Delphi Automotive PLC	101,860	5,163
Goodyear Tire & Rubber (The) Co.*	87,412	1,337
Johnson Controls, Inc.	238,759	8,545

		18,517

Banks - 7.6%
Bank of America Corp.	3,766,503	48,437
Bank of New York Mellon (The) Corp.	407,106	11,419
BB&T Corp.	245,790	8,327
Capital One Financial Corp.	204,096	12,819
Citigroup, Inc.	1,063,182	51,001
Comerica, Inc.	64,779	2,580
Fifth Third Bancorp	306,384	5,530
First Horizon National Corp. - (Fractional Shares)*	495,018	—
Goldman Sachs Group (The), Inc.	150,687	22,792
Huntington Bancshares, Inc.	290,500	2,289
JPMorgan Chase & Co.	1,320,588	69,714
KeyCorp	322,651	3,562
M&T Bank Corp.	42,906	4,795
Morgan Stanley	479,660	11,718
Northern Trust Corp.(1) (2)	71,137	4,119
PNC Financial Services Group (The), Inc.	185,098	13,497
Regions Financial Corp.	495,967	4,727
State Street Corp.	159,279	10,387
SunTrust Banks, Inc.	187,682	5,925
US Bancorp	646,380	23,367
Wells Fargo & Co.	1,720,976	71,025
Zions Bancorporation	63,690	1,839

		389,869

Beverages - 2.3%
Beam, Inc.	56,315	3,554
Brown-Forman Corp., Class B	52,867	3,571
Coca-Cola (The) Co.	1,338,045	53,669
Coca-Cola Enterprises, Inc.	90,564	3,184
Constellation Brands, Inc., Class A*	53,854	2,807
Dr Pepper Snapple Group, Inc.	71,573	3,288
Molson Coors Brewing Co., Class B	54,880	2,627
Monster Beverage Corp.*	50,438	3,065
PepsiCo, Inc.	540,178	44,181

		119,946

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc.*	68,183	6,289
Amgen, Inc.	262,071	25,856
Biogen Idec, Inc.*	82,951	17,851
Celgene Corp.*	145,566	17,018
Gilead Sciences, Inc.*	533,036	27,297
Life Technologies Corp.*	60,218	4,457
Regeneron Pharmaceuticals, Inc.*	26,631	5,989

		104,757

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Building Materials - 0.1%
Masco Corp.	124,989	$2,436
Vulcan Materials Co.	45,053	2,181

		4,617

Chemicals - 2.3%
Air Products & Chemicals, Inc.	72,748	6,662
Airgas, Inc.	23,050	2,200
CF Industries Holdings, Inc.	20,707	3,551
Dow Chemical (The) Co.	422,532	13,593
E.I. du Pont de Nemours & Co.	321,518	16,880
Eastman Chemical Co.	54,035	3,783
Ecolab, Inc.	93,146	7,935
FMC Corp.	47,693	2,912
International Flavors & Fragrances, Inc.	28,488	2,141
LyondellBasell Industries N.V., Class A	132,344	8,769
Monsanto Co.	186,708	18,447
Mosaic (The) Co.	96,982	5,219
PPG Industries, Inc.	49,957	7,314
Praxair, Inc.	103,474	11,916
Sherwin-Williams (The) Co.	29,854	5,272
Sigma-Aldrich Corp.	42,114	3,384

		119,978

Coal - 0.1%
CONSOL Energy, Inc.	80,043	2,169
Peabody Energy Corp.	93,562	1,370

		3,539

Commercial Services - 1.3%
ADT (The) Corp.*	76,524	3,049
Automatic Data Processing, Inc.	169,678	11,684
Equifax, Inc.	41,837	2,465
H&R Block, Inc.	94,494	2,622
Iron Mountain, Inc.	58,398	1,554
Mastercard, Inc., Class A	36,525	20,984
McGraw Hill Financial, Inc.	95,800	5,096
Moody’s Corp.	67,984	4,142
Paychex, Inc.	113,398	4,141
Quanta Services, Inc.*	74,337	1,967
Robert Half International, Inc.	48,295	1,605
SAIC, Inc.	99,201	1,382
Total System Services, Inc.	57,090	1,398
Western Union (The) Co.	194,751	3,332

		65,421

Computers - 5.6%
Accenture PLC, Class A	227,129	16,344
Apple, Inc.	327,936	129,889
Cognizant Technology Solutions Corp., Class A*	105,735	6,620
Computer Sciences Corp.	52,219	2,286
Dell, Inc.	513,850	6,860
EMC Corp.	732,962	17,312
Hewlett-Packard Co.	673,757	16,709
International Business Machines Corp.	364,130	69,589
NetApp, Inc.*	126,511	4,780
SanDisk Corp.*	85,068	5,198
Seagate Technology PLC	111,422	4,995
Teradata Corp.*	57,086	2,867
Western Digital Corp.	74,316	4,614

		288,063

Cosmetics/Personal Care - 2.0%
Avon Products, Inc.	151,602	3,188
Colgate-Palmolive Co.	306,615	17,566
Estee Lauder (The) Cos., Inc., Class A	83,946	5,521
Procter & Gamble (The) Co.	957,461	73,715

		99,990

Distribution/Wholesale - 0.3%
Fastenal Co.	93,834	4,303
Fossil Group, Inc.*	18,326	1,893
Genuine Parts Co.	54,056	4,220
WW Grainger, Inc.	20,954	5,284

		15,700

Diversified Financial Services - 2.6%
American Express Co.	333,962	24,967
Ameriprise Financial, Inc.	70,365	5,691
BlackRock, Inc.	43,737	11,234
Charles Schwab (The) Corp.	386,244	8,200
CME Group, Inc.	107,166	8,143
Discover Financial Services	171,436	8,167
E*TRADE Financial Corp.*	100,877	1,277
Franklin Resources, Inc.	48,260	6,564
IntercontinentalExchange, Inc.*	25,545	4,541
Invesco Ltd.	155,748	4,953
Legg Mason, Inc.	39,009	1,210
NASDAQ OMX Group (The), Inc.	40,779	1,337
NYSE Euronext	84,782	3,510
SLM Corp.	155,348	3,551
T Rowe Price Group, Inc.	90,696	6,634

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Diversified Financial Services - 2.6% continued
Visa, Inc., Class A	177,064	$32,359

		132,338

Electric - 2.9%
AES Corp.	214,575	2,573
Ameren Corp.	85,404	2,941
American Electric Power Co., Inc.	170,133	7,619
CMS Energy Corp.	92,163	2,504
Consolidated Edison, Inc.	102,752	5,991
Dominion Resources, Inc.	201,681	11,460
DTE Energy Co.	60,838	4,077
Duke Energy Corp.	246,536	16,641
Edison International	113,386	5,461
Entergy Corp.	62,368	4,346
Exelon Corp.	299,543	9,250
FirstEnergy Corp.	146,636	5,475
Integrys Energy Group, Inc.	27,822	1,628
NextEra Energy, Inc.	148,321	12,085
Northeast Utilities	110,135	4,628
NRG Energy, Inc.	112,891	3,014
Pepco Holdings, Inc.	87,173	1,757
PG&E Corp.	154,595	7,070
Pinnacle West Capital Corp.	38,110	2,114
PPL Corp.	206,819	6,258
Public Service Enterprise Group, Inc.	176,311	5,758
SCANA Corp.	48,972	2,405
Southern (The) Co.	303,734	13,404
TECO Energy, Inc.	70,749	1,216
Wisconsin Energy Corp.	79,428	3,256
Xcel Energy, Inc.	173,537	4,918

		147,849

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	251,147	13,698
Molex, Inc.	47,660	1,398

		15,096

Electronics - 1.2%
Agilent Technologies, Inc.	120,265	5,142
Amphenol Corp., Class A	55,652	4,337
FLIR Systems, Inc.	49,637	1,339
Garmin Ltd.	37,604	1,360
Honeywell International, Inc.	274,974	21,816
Jabil Circuit, Inc.	65,558	1,336
PerkinElmer, Inc.	39,101	1,271
TE Connectivity Ltd.	144,879	6,598
Thermo Fisher Scientific, Inc.	125,487	10,620
Tyco International Ltd.	162,268	5,347
Waters Corp.*	29,933	2,995

		62,161

Engineering & Construction - 0.1%
Fluor Corp.	57,034	3,383
Jacobs Engineering Group, Inc.*	45,889	2,530

		5,913

Entertainment - 0.0%
International Game Technology	92,006	1,537

Environmental Control - 0.3%
Republic Services, Inc.	103,206	3,503
Stericycle, Inc.*	30,319	3,348
Waste Management, Inc.	153,247	6,180

		13,031

Food - 1.8%
Campbell Soup Co.	62,454	2,797
ConAgra Foods, Inc.	145,802	5,093
General Mills, Inc.	225,710	10,954
Hershey (The) Co.	52,288	4,668
Hormel Foods Corp.	46,753	1,804
JM Smucker (The) Co.	37,371	3,855
Kellogg Co.	88,727	5,699
Kraft Foods Group, Inc.	207,924	11,617
Kroger (The) Co.	182,233	6,294
McCormick & Co., Inc. (Non Voting)	46,137	3,246
Mondelez International, Inc., Class A	623,411	17,786
Safeway, Inc.	83,909	1,985
Sysco Corp.	207,453	7,087
Tyson Foods, Inc., Class A	99,243	2,548
Whole Foods Market, Inc.	120,517	6,204

		91,637

Forest Products & Paper - 0.2%
International Paper Co.	155,579	6,894
MeadWestvaco Corp.	61,874	2,110

		9,004

Gas - 0.3%
AGL Resources, Inc.	41,495	1,779
CenterPoint Energy, Inc.	149,770	3,518
NiSource, Inc.	109,125	3,125
Sempra Energy	78,672	6,432

		14,854

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Hand/Machine Tools - 0.1%
Snap-on, Inc.	20,564	$1,838
Stanley Black & Decker, Inc.	56,585	4,374

		6,212

Healthcare - Products - 1.8%
Baxter International, Inc.	189,657	13,138
Becton Dickinson and Co.	67,673	6,688
Boston Scientific Corp.*	469,614	4,353
CareFusion Corp.*	77,182	2,844
Covidien PLC	164,250	10,322
CR Bard, Inc.	26,198	2,847
DENTSPLY International, Inc.	49,606	2,032
Edwards Lifesciences Corp.*	39,677	2,666
Hospira, Inc.*	58,535	2,243
Intuitive Surgical, Inc.*	13,998	7,091
Medtronic, Inc.	353,476	18,193
Patterson Cos., Inc.	28,739	1,081
St Jude Medical, Inc.	98,732	4,505
Stryker Corp.	100,546	6,503
Varian Medical Systems, Inc.*	37,926	2,558
Zimmer Holdings, Inc.	58,684	4,398

		91,462

Healthcare - Services - 1.3%
Aetna, Inc.	131,824	8,376
Cigna Corp.	99,419	7,207
DaVita HealthCare Partners, Inc.*	29,598	3,576
Humana, Inc.	55,040	4,644
Laboratory Corp. of America Holdings*	32,515	3,255
Quest Diagnostics, Inc.	55,209	3,347
Tenet Healthcare Corp.*	35,684	1,645
UnitedHealth Group, Inc.	356,385	23,336
WellPoint, Inc.	104,976	8,591

		63,977

Holding Companies - Diversified - 0.1%
Leucadia National Corp.	103,812	2,722

Home Builders - 0.1%
DR Horton, Inc.	97,486	2,074
Lennar Corp., Class A	58,258	2,100
PulteGroup, Inc.*	119,729	2,271

		6,445

Home Furnishings - 0.1%
Harman International Industries, Inc.	23,525	1,275
Whirlpool Corp.	27,751	3,174

		4,449

Household Products/Wares - 0.4%
Avery Dennison Corp.	34,279	1,466
Clorox (The) Co.	46,078	3,831
Kimberly-Clark Corp.	134,326	13,048

		18,345

Housewares - 0.1%
Newell Rubbermaid, Inc.	101,280	2,659

Insurance - 4.3%
ACE Ltd.	118,666	10,618
Aflac, Inc.	162,505	9,445
Allstate (The) Corp.	163,873	7,886
American International Group, Inc.*	515,907	23,061
American International Group, Inc. - (Fractional Shares)*	81,909	—
Aon PLC	108,272	6,967
Assurant, Inc.	26,565	1,352
Berkshire Hathaway, Inc., Class B*	637,328	71,330
Chubb (The) Corp.	90,577	7,667
Cincinnati Financial Corp.	51,012	2,341
Genworth Financial, Inc., Class A*	173,263	1,977
Hartford Financial Services Group, Inc.	159,440	4,930
Lincoln National Corp.	93,490	3,410
Loews Corp.	107,857	4,789
Marsh & McLennan Cos., Inc.	192,520	7,685
MetLife, Inc.	383,164	17,534
Principal Financial Group, Inc.	96,651	3,620
Progressive (The) Corp.	192,987	4,906
Prudential Financial, Inc.	162,628	11,877
Torchmark Corp.	32,060	2,088
Travelers (The) Cos., Inc.	131,679	10,524
Unum Group	93,820	2,755
XL Group PLC	101,458	3,076

		219,838

Internet - 3.5%
Amazon.com, Inc.*	127,233	35,331
eBay, Inc.*	408,091	21,107
Expedia, Inc.	32,558	1,958
F5 Networks, Inc.*	27,303	1,879
Google, Inc., Class A*	93,889	82,657
Netflix, Inc.*	19,703	4,159
priceline.com, Inc.*	18,017	14,902

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Internet - 3.5% continued
Symantec Corp.	243,557	$5,473
TripAdvisor, Inc.*	38,578	2,348
VeriSign, Inc.*	52,549	2,347
Yahoo!, Inc.*	332,974	8,361

		180,522

Iron/Steel - 0.1%
Allegheny Technologies, Inc.	36,906	971
Cliffs Natural Resources, Inc.	52,972	861
Nucor Corp.	111,346	4,824
United States Steel Corp.	50,107	878

		7,534

Leisure Time - 0.2%
Carnival Corp.	155,618	5,336
Harley-Davidson, Inc.	78,472	4,302

		9,638

Lodging - 0.3%
Marriott International, Inc., Class A	83,646	3,377
Marriott International, Inc., Class A - (Fractional Shares)*	83,178	—
Starwood Hotels & Resorts Worldwide, Inc.	67,930	4,293
Wyndham Worldwide Corp.	47,163	2,699
Wynn Resorts Ltd.	27,736	3,550

		13,919

Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	229,632	18,942
Joy Global, Inc.	37,536	1,822

		20,764

Machinery - Diversified - 0.6%
Cummins, Inc.	61,868	6,710
Deere & Co.	135,533	11,012
Flowserve Corp.	49,845	2,692
Rockwell Automation, Inc.	48,646	4,045
Roper Industries, Inc.	34,625	4,301
Xylem, Inc.	64,982	1,751

		30,511

Media - 3.4%
Cablevision Systems Corp., Class A (New York Group)	77,120	1,297
CBS Corp., Class B (Non Voting)	199,390	9,744
Comcast Corp., Class A	919,711	38,518
DIRECTV*	195,160	12,026
Discovery Communications, Inc., Class A*	85,473	6,599
Gannett Co., Inc.	79,833	1,953
News Corp., Class A	695,431	22,671
Scripps Networks Interactive, Inc., Class A	29,397	1,963
Time Warner Cable, Inc.	101,652	11,434
Time Warner, Inc.	325,708	18,832
Viacom, Inc., Class B	155,884	10,608
Walt Disney (The) Co.	629,169	39,732
Washington Post (The) Co., Class B	1,623	785

		176,162

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	51,092	11,547

Mining - 0.4%
Alcoa, Inc.	372,549	2,913
Freeport-McMoRan Copper & Gold, Inc.	363,497	10,036
Newmont Mining Corp.	173,185	5,187

		18,136

Miscellaneous Manufacturing - 3.3%
3M Co.	221,815	24,255
Danaher Corp.	203,585	12,887
Dover Corp.	59,771	4,642
Eaton Corp. PLC	165,323	10,880
General Electric Co.	3,612,429	83,772
Illinois Tool Works, Inc.	144,860	10,020
Ingersoll-Rand PLC	97,456	5,411
Leggett & Platt, Inc.	49,569	1,541
Pall Corp.	39,116	2,599
Parker Hannifin Corp.	52,036	4,964
Pentair Ltd. (Registered)	70,942	4,093
Textron, Inc.	97,160	2,531

		167,595

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	69,703	1,023
Xerox Corp.	430,503	3,905

		4,928

Oil & Gas - 8.3%
Anadarko Petroleum Corp.	175,254	15,060
Apache Corp.	136,650	11,455
Cabot Oil & Gas Corp.	73,675	5,232
Chesapeake Energy Corp.	181,210	3,693
Chevron Corp.	677,416	80,165
ConocoPhillips	427,181	25,844
Denbury Resources, Inc.*	131,108	2,271

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Oil & Gas - 8.3% continued
Devon Energy Corp.	132,365	$6,867
Diamond Offshore Drilling, Inc.	24,043	1,654
Ensco PLC, Class A	81,142	4,716
EOG Resources, Inc.	95,078	12,520
EQT Corp.	52,420	4,161
Exxon Mobil Corp.	1,553,396	140,349
Helmerich & Payne, Inc.	37,367	2,334
Hess Corp.	104,189	6,928
Marathon Oil Corp.	247,351	8,553
Marathon Petroleum Corp.	113,509	8,066
Murphy Oil Corp.	63,013	3,837
Nabors Industries Ltd.	103,328	1,582
Newfield Exploration Co.*	47,915	1,145
Noble Corp.	88,028	3,308
Noble Energy, Inc.	125,569	7,539
Occidental Petroleum Corp.	281,473	25,116
Phillips 66	216,072	12,729
Pioneer Natural Resources Co.	47,731	6,909
QEP Resources, Inc.	62,708	1,742
Range Resources Corp.	57,016	4,408
Rowan Cos. PLC, Class A*	44,127	1,503
Southwestern Energy Co.*	123,361	4,506
Tesoro Corp.	47,054	2,462
Valero Energy Corp.	190,585	6,627
WPX Energy, Inc.*	68,980	1,307

		424,588

Oil & Gas Services - 1.5%
Baker Hughes, Inc.	154,746	7,138
Cameron International Corp.*	86,547	5,293
FMC Technologies, Inc.*	82,873	4,614
Halliburton Co.	325,566	13,583
National Oilwell Varco, Inc.	149,635	10,310
Schlumberger Ltd.	464,303	33,272

		74,210

Packaging & Containers - 0.1%
Ball Corp.	52,561	2,183
Bemis Co., Inc.	35,512	1,390
Owens-Illinois, Inc.*	56,692	1,576
Sealed Air Corp.	69,007	1,653

		6,802

Pharmaceuticals - 7.0%
Abbott Laboratories	544,626	18,996
AbbVie, Inc.	553,340	22,875
Actavis, Inc.*	44,643	5,635
Allergan, Inc.	103,556	8,724
AmerisourceBergen Corp.	81,052	4,525
Bristol-Myers Squibb Co.	573,872	25,646
Cardinal Health, Inc.	119,875	5,658
Eli Lilly & Co.	346,414	17,016
Express Scripts Holding Co.*	285,496	17,612
Forest Laboratories, Inc.*	82,162	3,369
Johnson & Johnson	981,298	84,254
McKesson Corp.	79,215	9,070
Mead Johnson Nutrition Co.	70,747	5,605
Merck & Co., Inc.	1,054,955	49,003
Mylan, Inc.*	133,248	4,135
Perrigo Co.	30,804	3,727
Pfizer, Inc.	2,324,417	65,107
Zoetis, Inc.	179,723	5,552

		356,509

Pipelines - 0.5%
Kinder Morgan, Inc.	220,882	8,427
ONEOK, Inc.	72,362	2,989
Spectra Energy Corp.	233,767	8,056
Williams (The) Cos., Inc.	239,127	7,764

		27,236

Real Estate - 0.0%
CBRE Group, Inc., Class A*	105,273	2,459

Real Estate Investment Trusts - 2.1%
American Tower Corp.	137,976	10,096
Apartment Investment & Management Co., Class A	51,149	1,537
AvalonBay Communities, Inc.	42,361	5,715
Boston Properties, Inc.	53,039	5,594
Equity Residential	112,139	6,511
HCP, Inc.	158,926	7,222
Health Care REIT, Inc.	99,554	6,673
Host Hotels & Resorts, Inc.	260,460	4,394
Kimco Realty Corp.	143,701	3,079
Macerich (The) Co.	47,875	2,919
Plum Creek Timber Co., Inc.	57,083	2,664
Prologis, Inc.	174,281	6,574
Public Storage	50,279	7,709
Simon Property Group, Inc.	108,642	17,157
Ventas, Inc.	102,568	7,124
Vornado Realty Trust	59,580	4,936

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Real Estate Investment Trusts - 2.1% continued
Weyerhaeuser Co.	190,590	$5,430

		105,334

Retail - 6.4%
Abercrombie & Fitch Co., Class A	27,088	1,226
AutoNation, Inc.*	13,202	573
AutoZone, Inc.*	12,743	5,399
Bed Bath & Beyond, Inc.*	76,362	5,414
Best Buy Co., Inc.	93,803	2,564
CarMax, Inc.*	78,104	3,605
Chipotle Mexican Grill, Inc.*	10,764	3,922
Costco Wholesale Corp.	152,588	16,872
CVS Caremark Corp.	427,767	24,460
Darden Restaurants, Inc.	45,037	2,273
Dollar General Corp.*	105,402	5,315
Dollar Tree, Inc.*	78,250	3,978
Family Dollar Stores, Inc.	33,377	2,080
GameStop Corp., Class A	41,863	1,760
Gap (The), Inc.	101,357	4,230
Home Depot (The), Inc.	510,358	39,537
J.C. Penney Co., Inc.*	51,409	878
Kohl’s Corp.	71,144	3,593
L Brands, Inc.	83,926	4,133
Lowe’s Cos., Inc.	374,688	15,325
Macy’s, Inc.	133,953	6,430
McDonald’s Corp.	350,281	34,678
Nordstrom, Inc.	51,752	3,102
O’Reilly Automotive, Inc.*	38,582	4,345
PetSmart, Inc.	36,103	2,419
PVH Corp.	28,317	3,541
Ross Stores, Inc.	76,785	4,976
Staples, Inc.	233,443	3,702
Starbucks Corp.	261,872	17,150
Target Corp.	224,124	15,433
Tiffany & Co.	41,922	3,054
TJX Cos., Inc.	251,464	12,588
Urban Outfitters, Inc.*	38,202	1,537
Walgreen Co.	301,270	13,316
Wal-Mart Stores, Inc.	572,338	42,633
Yum! Brands, Inc.	157,470	10,919

		326,960

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	163,993	1,502
People’s United Financial, Inc.	118,852	1,771

		3,273

Semiconductors - 2.8%
Advanced Micro Devices, Inc.*	209,510	855
Altera Corp.	111,865	3,690
Analog Devices, Inc.	107,567	4,847
Applied Materials, Inc.	418,145	6,235
Broadcom Corp., Class A	183,583	6,198
First Solar, Inc.*	23,226	1,039
Intel Corp.	1,736,618	42,061
KLA-Tencor Corp.	57,580	3,209
Lam Research Corp.*	57,244	2,538
Linear Technology Corp.	81,672	3,009
LSI Corp.*	188,846	1,348
Microchip Technology, Inc.	69,246	2,579
Micron Technology, Inc.*	360,709	5,169
NVIDIA Corp.	201,947	2,833
QUALCOMM, Inc.	603,574	36,866
Teradyne, Inc.*	67,888	1,193
Texas Instruments, Inc.	387,495	13,512
Xilinx, Inc.	92,211	3,653

		140,834

Software - 3.6%
Adobe Systems, Inc.*	175,417	7,992
Akamai Technologies, Inc.*	62,105	2,643
Autodesk, Inc.*	77,935	2,645
BMC Software, Inc.*	46,179	2,084
CA, Inc.	115,881	3,318
Cerner Corp.*	51,095	4,910
Citrix Systems, Inc.*	65,391	3,945
Dun & Bradstreet (The) Corp.	13,807	1,345
Electronic Arts, Inc.*	104,750	2,406
Fidelity National Information Services, Inc.	102,563	4,394
Fiserv, Inc.*	46,767	4,088
Intuit, Inc.	97,633	5,959
Microsoft Corp.	2,625,893	90,672
Oracle Corp.	1,283,727	39,436
Red Hat, Inc.*	65,939	3,153
Salesforce.com, Inc.*	189,659	7,241

		186,231

Telecommunications - 4.0%
AT&T, Inc.	1,879,668	66,540
CenturyLink, Inc.	212,871	7,525

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Telecommunications - 4.0% continued
Cisco Systems, Inc.	1,867,067	$45,389
Corning, Inc.	516,816	7,354
Crown Castle International Corp.*	102,573	7,425
Frontier Communications Corp.	343,811	1,393
Harris Corp.	38,701	1,906
JDS Uniphase Corp.*	84,206	1,211
Juniper Networks, Inc.*	178,081	3,439
Motorola Solutions, Inc.	94,862	5,476
Sprint Nextel Corp.*	1,051,160	7,379
Verizon Communications, Inc.	999,670	50,323
Windstream Corp.	207,529	1,600

		206,960

Textiles - 0.0%
Cintas Corp.	36,510	1,663

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	40,120	1,799
Mattel, Inc.	120,582	5,463

		7,262

Transportation - 1.6%
C.H. Robinson Worldwide, Inc.	55,818	3,143
CSX Corp.	356,363	8,264
Expeditors International of Washington, Inc.	72,747	2,765
FedEx Corp.	102,994	10,153
Kansas City Southern	38,400	4,069
Norfolk Southern Corp.	110,209	8,007
Ryder System, Inc.	18,320	1,114
Union Pacific Corp.	163,145	25,170
United Parcel Service, Inc., Class B	248,122	21,457

		84,142

Total Common Stocks (Cost $3,658,991)		4,998,933

INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	92,438,650	92,439

Total Investment Companies (Cost $92,439)		92,439

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.08%, 10/17/13(5)	$10,505	$10,503

Total Short-Term Investments (Cost $10,502)		10,503

Total Investments - 99.8% (Cost $3,761,932)		5,101,875

Other Assets less Liabilities - 0.2%		9,581

NET ASSETS - 100.0%		$5,111,456

(1)	At March 31, 2013, the value of the Fund’s investment in Northern Trust Corp. was approximately $3,881,000. There were no purchases and sales during the three months ended June 30, 2013. The change in net unrealized appreciation during the three months ended June 30, 2013, was approximately $238,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $72,982,000 with net purchases of approximately $19,457,000 during the three months ended June 30, 2013.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	1,395	$111,551	Long	9/13	$(810)

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

At June 30, 2013, the industry sectors for the Stock Index Fund were :

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	10.5
Energy	10.5
Financials	16.7
Health Care	12.7
Industrials	10.2
Information Technology	17.8
Materials	3.3
Telecommunication Services	2.8
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$4,998,933	(1)	$—	$—	$4,998,933
Investment Companies	92,439		—	—	92,439
Short-Term Investments	—		10,503	—	10,503

Total Investments	$5,091,372		$10,503	$—	$5,101,875

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(810)		$—	$—	$(810)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,904,105

Gross tax appreciation of investments	$1,284,582
Gross tax depreciation of investments	(86,812)

Net tax appreciation of investments	$1,197,770

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.7%
California - 98.7%
Alameda County California IDA Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13	$4,220	$4,220
BB&T Municipal Trust Various States, G.O., Floaters, Series 2049, (Branch Banking & Trust Co. LOC), 0.09%, 7/9/13(1)	10,030	10,030
California Health Facilities Financing Authority Revenue VRDB, (Bank of Montreal LOC), 0.05%, 7/9/13	6,725	6,725
California Health Facilities Financing Authority Revenue VRDB, Adventist Health Systems West, Series B, (U.S. Bank N.A. LOC), 0.02%, 7/1/13	3,500	3,500
California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric, (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 7/1/13	13,000	13,000
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Series A, Pacific Gas & Electric, (Mizuho Bank Ltd. LOC), 0.02%, 7/1/13	5,350	5,350
California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/1/13	2,400	2,400
California Infrastructure and Economic Development Bank Revenue VRDB, (Comerica Bank LOC), 0.07%, 7/9/13	9,100	9,100
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.04%, 7/9/13	6,000	6,000
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica Bank LOC), 0.10%, 7/9/13	5,500	5,500
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series F, (JPMorgan Chase Bank N.A. LOC), 0.02%, 7/1/13	3,100	3,100
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Big Bear Disposal, Inc. Project, (Union Bank N.A. LOC), 0.07%, 7/9/13	2,325	2,325
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, Series A, (Comerica Bank LOC), 0.08%, 7/9/13	2,745	2,745
California School Cash Reserve Program Authority Revenue Notes, Senior, Series A, 2.00%, 7/15/13	4,000	4,051
California School Cash Reserve Program Authority Revenue Notes, Senior, Series B, 2.00%, 7/15/13	3,300	3,352
California School Cash Reserve Program Authority Revenue Notes, Series AA, 2.00%, 10/1/13	4,000	4,018
California State G.O., Floating, Series C-4, (Citibank N.A. LOC), 0.06%, 7/9/13	3,800	3,800
California Statewide Communities Development Authority Corp. COPS VRDB, Covenant Retirement Communities, (JPMorgan Chase Bank N.A. LOC), 0.04%, 7/9/13	9,700	9,700
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.05%, 7/9/13	5,200	5,200
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, (FHLB of San Francisco LOC), 0.08%, 7/9/13	8,500	8,500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.08%, 7/9/13	1,300	1,300

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.7% continued
California - 98.7% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments, (FHLB of San Francisco LOC), 0.07%, 7/9/13	$3,800	$3,800
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.08%, 7/9/13	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Lincoln Walk Apartment Project, Series D (PNC Bank N.A. LOC), 0.09%, 7/9/13	500	500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.08%, 7/9/13	600	600
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments, Series M, (FHLB of San Francisco LOC), 0.06%, 7/9/13	10,290	10,290
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.06%, 7/9/13	7,785	7,785
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B, 0.04%, 7/9/13	3,000	3,000
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.06%, 7/9/13	17,950	17,950
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	6,700	6,700
California Statewide Communities Development Authority Revenue VRDB, Kaiser Permanente, Series A, 0.06%, 7/9/13	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13	14,900	14,900
Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project, Series A, (Wells Fargo Bank N.A. LOC), 0.05%, 7/9/13	4,500	4,500
City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC LOC), 0.08%, 7/9/13	6,420	6,420
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, (FNMA LOC), 0.08%, 7/9/13	10,500	10,500
City of Manhattan Beach California COPS Refunding VRDB, (Union Bank N.A. LOC), 0.05%, 7/9/13	2,235	2,235
City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT, (FHLMC LOC), 0.06%, 7/9/13	3,850	3,850
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.05%, 7/9/13	9,600	9,600
Deutsche Bank Spears/Lifers Trust, Goldman Sachs G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.07%, 7/9/13(1)	7,310	7,310
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-649, 0.07%, 7/9/13	11,096	11,096
Golden Empire Schools Financing Authority Lease Revenue Refunding VRDB, Floating Notes, Kern High School, Series D, 0.36%, 7/9/13	3,500	3,500

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.7% continued
California - 98.7% continued
Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240- 105-250, (Bank of New York Mellon LOC), 0.01%, 7/1/13	$7,600	$7,600
Irvine Unified School Community District 09, Special Tax, Series A, (U.S. Bank N.A. LOC), 0.02%, 7/1/13	5,940	5,940
JPMorgan Chase Putters/Drivers Trust G.O. Unlimited Notes, Series 4290, 0.11%, 7/9/13(1) (2)	4,000	4,000
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Subseries A-8, 0.05%, 7/9/13	100	100
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.09%, 7/9/13	8,240	8,240
Los Angeles County Schools Pooled Financing Program TRANS, Series C-7, 2.00%, 12/31/13	2,000	2,016
Los Angeles County Schools Pooled Financing Program TRANS, Series C-8, 2.00%, 1/31/14	4,000	4,038
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.05%, 7/9/13	2,500	2,500
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-2, 0.02%, 7/1/13	2,500	2,500
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.05%, 7/9/13	4,825	4,825
Los Angeles Harbor Department Municipal Interest Bearing CP, Series B-1, 0.17%, 7/25/13	5,000	5,000
Los Angeles Municipal Improvement Corp. Municipal Interest Bearing CP, Series A2, (JPMorgan Chase Bank N.A. LOC), 0.14%, 10/10/13(1) (2)	6,250	6,250
Orange County California Apartment Development Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.05%, 7/9/13	7,435	7,435
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.06%, 7/9/13	10,750	10,750
Series C, (State Street Bank & Trust Co. LOC), 0.06%, 7/9/13	1,000	1,000
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA LOC), 0.06%, 7/9/13	7,550	7,550
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Seasons at Winter, Series C-2, (FHLMC LOC), 0.08%, 7/9/13	7,100	7,100
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA LOC), 0.05%, 7/9/13	2,475	2,475
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.09%, 7/9/13	7,110	7,110
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Towers, Series A, (FHLMC LOC), 0.05%, 7/9/13	8,200	8,200
San Francisco City & County Airports Commission International Airport Revenue Refunding VRDB, Series 37C, (Union Bank N.A. LOC), 0.06%, 7/9/13	10,995	10,995
San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission, (FNMA LOC), 0.06%, 7/9/13	16,100	16,100
Southern California Public Power Authority Revenue VRDB, Natural Gas Project, (Barclays Bank PLC LOC), 0.06%, 7/9/13	6,630	6,630

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.7% continued
California - 98.7% continued
State of California G.O., Floating, Series A-2, (Bank of Montreal LOC), 0.02%, 7/1/13	$4,000	$4,000
Sunnyvale California COPS Refunding VRDB, Government Center Site, Series A, (Union Bank N.A. LOC), 0.06%, 7/9/13(1)	10,475	10,475
Tahoe Forest Hospital District California Revenue VRDB, Health Facility, (U.S. Bank N.A. LOC), 0.04%, 7/1/13	2,455	2,455
Western Municipal California Water District Facilities Authority Revenue Refunding Bonds, Series A, (Union Bank N.A. LOC), 0.04%, 7/9/13	6,500	6,500

		410,236

Total Municipal Investments (Cost $410,236)		410,236

Total Investments - 98.7% (Cost $410,236)(3)		410,236

Other Assets less Liabilities - 1.3%		5,400

NET ASSETS - 100.0%		$415,636

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $10,250,000 or 2.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Los Angeles Municipal Improvement Corp. Municipal Interest Bearing CP, Series A2 0.14%, 10/10/13	6/14/13	$6,250

JPMorgan Chase Putters/Drivers Trust G.O. Unlimited Notes, Series 4290 0.11%, 7/9/13	5/16/13	$4,000

(3)	The cost for federal income tax purposes was $410,236.

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Hospital	13.4%
Housing	29.5
Lease Revenue	6.6
School	9.7
University	5.8
Utility	7.9
Water & Sewer	5.1
All other sectors less than 5%	22.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$—	$410,236	(1) (2)	$—	$410,236

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the California Municipal Money Market Fund are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the California Municipal Money Market Fund as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating rate and variable securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 6.9%
ABS Other - 6.9%
Atlantic Asset Securitization LLC, 0.28%, 7/5/13	$35,270	$35,268
Bedford Row Funding Corp., 0.32%, 7/8/13	58,000	57,996
Collateralized Commercial Paper II, 0.41%, 7/15/13	48,270	48,262
0.26%, 10/3/13	27,835	27,816
0.01%, 12/6/13	21,440	21,412
Collateralized Commercial Paper LLC, 0.22%, 9/9/13	57,500	57,475
0.30%, 12/6/13	47,260	47,198
Gotham Funding, 0.20%, 7/25/13	20,000	19,997
Kells Funding LLC, 0.24%, 8/14/13	39,500	39,488
0.26%, 8/29/13	17,500	17,493
0.22%, 10/16/13	32,700	32,679
0.24%, 10/31/13	20,000	19,984
LMA Americas LLC, 0.24%, 8/6/13	7,260	7,258
Market Street Funding LLC, 0.18%, 7/22/13	14,090	14,089
0.18%, 7/23/13	26,465	26,462
0.18%, 7/24/13	32,100	32,096
Victory Receivables Corp., 0.18%, 7/4/13	11,000	11,000
0.19%, 8/12/13	15,000	14,997

		530,970

Total ABS Commercial Paper (Cost $530,970)		530,970

CERTIFICATES OF DEPOSIT - 30.3%
Banking - 30.3%
Bank of Montreal, Chicago Branch, 0.46%, 8/1/13	30,000	30,000
0.29%, 9/16/13, FRCD	15,000	15,000
Bank of Nova Scotia, Houston Branch, 0.45%, 9/16/13, FRCD	15,000	15,005
0.62%, 9/17/13, FRCD	10,000	10,007
Bank of Nova Scotia, Houston, 0.16%, 7/1/13, FRCD	60,000	60,000
0.23%, 7/1/13, FRCD	33,000	33,000
0.32%, 7/16/13, FRCD	21,000	21,003
0.20%, 7/29/13, FRCD	45,000	45,000
0.25%, 12/20/13	40,000	40,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.29%, 7/10/13, FRCD	63,000	63,000
Barclays Bank PLC, New York Branch, 0.36%, 10/22/13	50,000	50,000
0.30%, 12/5/13	21,000	21,000
BNP Paribas S.A., Chicago Branch, 0.44%, 8/5/13	31,895	31,901
0.44%, 8/7/13	17,380	17,383
0.26%, 8/9/13	60,000	60,000
0.27%, 8/16/13	16,975	16,975
0.25%, 9/13/13	23,000	23,000
Branch Banking and Trust Co., 0.22%, 9/9/13	42,940	42,940
Canadian Imperial Bank of Commerce, 0.33%, 8/30/13, FRCD	40,000	40,000
Credit Agricole S.A., London, 0.30%, 7/17/13	34,605	34,605
0.30%, 7/19/13	16,000	16,000
0.30%, 8/6/13	23,000	23,000
0.30%, 8/12/13	65,000	65,000
Deutsche Bank A.G., New York Branch, 0.28%, 7/29/13	47,420	47,420
0.43%, 8/21/13	50,000	50,000
Deutsche Bank A.G., New York, 0.33%, 7/8/13	55,500	55,500
DNB Nor Bank ASA, Norway Branch, 0.26%, 10/24/13	44,000	44,000
0.24%, 12/13/13	60,000	60,000
JPMorgan Chase Bank N.A., New York Branch, 0.25%, 9/18/13	35,000	35,000
0.25%, 10/2/13	41,000	41,000
Mitsubishi UFJ Trust & Banking Corp., 0.24%, 8/1/13	14,455	14,455
Mizuho Corporate Bank, New York Branch, 0.25%, 8/7/13	34,290	34,290
0.22%, 9/16/13	70,000	70,000
National Australia Bank, 0.37%, 7/25/13, FRCD	37,000	37,000
Nordea Bank Finland PLC, New York, 0.19%, 10/15/13	40,000	40,000
Norinchukin Bank, New York Branch, 0.23%, 9/4/13	35,325	35,325

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 30.3% continued
Banking - 30.3% continued
Oversea-Chinese Banking Corp., 0.19%, 9/9/13	$30,415	$30,415
0.19%, 9/20/13	30,000	30,000
Rabobank Nederland, London Branch, 0.25%, 11/14/13	38,000	38,000
Royal Bank of Canada, New York, 0.28%, 7/1/13, FRCD	17,000	17,000
0.30%, 7/1/13, FRCD	33,000	33,000
0.29%, 7/2/13, FRCD	22,000	22,000
0.32%, 8/6/13, FRCD	29,000	29,000
Skandinaviska Enskilda Banken AB, New York, 0.29%, 10/23/13	54,000	54,000
0.29%, 12/10/13	55,000	55,000
Societe Generale, New York Branch, 0.28%, 7/16/13	34,000	34,000
0.26%, 9/3/13	10,000	10,000
0.27%, 9/5/13	61,000	61,000
Sumitomo Mitsui Banking Corp., New York, 0.32%, 7/8/13	84,835	84,835
0.27%, 9/6/13	39,000	39,000
Svenska Handelsbanken, New York, 0.20%, 7/25/13	28,810	28,810
Toronto Dominion Bank, New York, 0.23%, 11/4/13	58,000	58,000
UBS A.G., Stamford Branch, 0.24%, 8/22/13	57,000	57,000
0.33%, 10/11/13	64,000	64,000
Wells Fargo Bank N.A., 0.24%, 7/18/13, FRCD	45,340	45,340
0.24%, 7/23/13, FRCD	30,000	30,000
0.21%, 9/9/13	48,000	48,000
0.20%, 10/24/13	59,000	59,000
Westpac Banking Corp., New York, 0.25%, 7/1/13, FRCD	17,000	16,996
0.50%, 8/1/13	32,000	32,000

		2,314,205

Total Certificates of Deposit (Cost $2,314,205)		2,314,205

COMMERCIAL PAPER - 9.3%
Automotive - 0.5%
Toyota Motor Credit Corp., 0.23%, 7/3/13	42,000	42,000

Banking - 3.9%
Australia and New Zealand Banking Group, 0.27%, 7/1/13	10,000	10,000
0.32%, 8/16/13	16,000	16,000
0.33%, 8/16/13	12,000	12,000
Commonwealth Bank of Australia, 0.31%, 7/4/13	15,000	14,999
DBS Bank Ltd., 0.27%, 10/3/13	43,000	42,970
JPMorgan Chase & Co., 0.30%, 8/6/13	30,415	30,406
0.32%, 10/2/13	73,000	72,940
Oversea-Chinese Banking Corp., 0.27%, 10/2/13	21,285	21,270
Societe Generale, North America, Inc., 0.33%, 7/31/13	41,000	40,989
Sumitomo Mitsui Banking Corp., 0.23%, 9/10/13	20,430	20,421
Westpac Banking Corp., 0.28%, 7/8/13	14,000	14,000

		295,995

Foreign Agencies - 3.2%
Caisse D’Amortissement De La Dette, 0.22%, 8/6/13	56,880	56,867
Caisse Des Depots Et Consignations, 0.23%, 7/17/13	17,630	17,628
0.23%, 7/26/13	29,820	29,815
0.22%, 8/16/13	47,000	46,987
Electricite De France S.A., 0.20%, 7/18/13	14,325	14,324
0.20%, 9/4/13	50,735	50,717
KFW, 0.17%, 10/15/13	31,860	31,844

		248,182

Foreign Local Government - 0.3%
Queensland Treasury Corp., 0.25%, 8/21/13	22,000	21,992

Non Captive Diversified - 1.4%
General Electric Capital Corp., 0.25%, 8/22/13	104,000	103,962

Total Commercial Paper (Cost $712,131)		712,131

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 5.4%
Automotive - 0.2%
American Honda Finance Corp., 0.27%, 8/20/13, FRN(1)	$16,105	$16,105

Banking - 0.2%
Commonwealth Bank of Australia, 0.28%, 7/2/13, FRN(1)	15,000	14,998

Consumer Products - 0.7%
Kimberly-Clark Corp., 4.22%, 12/19/13(1)	50,000	50,915

Foreign Agencies - 0.7%
Export Development Canada, 0.10%, 7/1/13, FRN(1)	17,000	16,994
0.12%, 7/1/13, FRN(1)	25,000	25,000
KFW, Government Gtd., 1.38%, 1/13/14	10,940	11,007

		53,001

Property and Casualty - 0.2%
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13	15,000	15,086

Retailers - 0.8%
Wal-Mart Stores, 5.40%, 6/1/14	59,000	61,855

Supranational - 2.6%
International Bank for Reconstruction & Development, 0.09%, 7/1/13, FRN	45,000	44,995
0.14%, 7/1/13, FRN	101,000	101,000
0.50%, 11/26/13	25,000	25,031
International Finance Corp., 0.21%, 7/15/13, FRN	15,000	15,000
0.22%, 7/29/13, FRN	15,000	15,000

		201,026

Total Corporate Notes/Bonds (Cost $412,986)		412,986

EURO NOTE - 0.1%
Sovereign - 0.1%
Bank of England Euro Note, 1.38%, 3/7/14(1)	10,000	10,076

Total Euro Note (Cost $10,076)		10,076

EURODOLLAR TIME DEPOSITS - 25.4%
Banking - 25.4%
Bank of Nova Scotia, Toronto Branch, 0.04%, 7/1/13	109,525	109,525
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 7/1/13	490,000	490,000
0.12%, 7/2/13	220,000	220,000
Credit Agricole S.A., London, 0.13%, 7/1/13	100,000	100,000
DBS Bank Ltd., Singapore Branch, 0.18%, 7/22/13(1) (2)	58,000	58,000
Den Norske Bank PLC, Oslo Branch, 0.08%, 7/1/13	60,000	60,000
Den Norske Bank, Grand Cayman, 0.05%, 7/1/13	200,000	200,000
HSBC Holdings PLC, Paris Branch, 0.19%, 7/19/13(1) (2)	47,000	47,000
Nordea Bank Grand Cayman, 0.03%, 7/1/13	60,000	60,000
PNC Bank N.A., Nassau, 0.01%, 7/1/13	179,771	179,771
Skandinaviska Enskilda Banken AB, 0.05%, 7/1/13	220,000	220,000
Societe Generale, Cayman Islands, 0.08%, 7/1/13	200,000	200,000

		1,944,296

Total Eurodollar Time Deposits (Cost $1,944,296)		1,944,296

MEDIUM TERM NOTES - 1.1%
Banking - 0.1%
UBS A.G., New York Branch, 2.25%, 1/28/14	10,880	10,983

Foreign Agencies - 0.8%
Caisse D’Amortissement De La Dette, 3.25%, 7/15/13	45,000	45,052
KFW, Government Gtd., 0.21%, 2/28/14	13,000	12,997

		58,049

Non Captive Diversified - 0.2%
General Electric Capital Corp., 5.65%, 6/9/14	17,130	17,986

Total Medium Term Notes (Cost $87,018)		87,018

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 4.7%
California - 0.5%
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC LOC), 0.08%, 7/9/13	$34,500	$34,500

Florida - 0.9%
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.06%, 7/9/13	20,205	20,205
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B, (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/9/13	45,000	45,000

		65,205

Illinois - 0.2%
City of Chicago Illinois, U.S. CP, Series 02-B, (Wells Fargo Bank N.A. LOC), 0.25%, 8/22/13	18,643	18,636

Massachusetts - 0.5%
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDB, Contract Assistance, Series A7, (Commonwealth of Massachusetts Gtd.), 0.08%, 7/9/13	38,370	38,370

Mississippi - 0.4%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series G, Chevron USA, (Chevron Corp. Gtd.), 0.03%, 7/1/13	30,950	30,950

New York - 1.4%
City of New York Adjustable G.O. Unlimited, Series I, Subseries I-5, (Bank of New York Mellon LOC), 0.03%, 7/1/13	25,000	25,000
City of New York G.O., Subseries D-3, (Bank of New York Mellon LOC), 0.03%, 7/1/13	22,250	22,250
Monroe Security & Safety System New York Local Development Revenue VRDB, (Manufacturers & Traders Trust Co. LOC), 0.06%, 7/9/13	46,140	46,140
New York Liberty Development Corp. Revenue Refunding VRDB, World Trade Center, Series A, (U.S. Treasury Escrowed), 0.23%, 6/19/14	16,000	16,000

		109,390

North Carolina - 0.6%
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A, 0.05%, 7/9/13	42,600	42,600

Texas - 0.2%
University of Texas, Texas Permanent University Fund System, Revenue Bonds, Series A, 0.03%, 7/9/13	16,900	16,900

Total Municipal Investments (Cost $356,551)		356,551

U.S. GOVERNMENT AGENCIES - 13.4%(3)
Federal Farm Credit Bank - 2.2%
FFCB FRN, 0.29%, 7/1/13	10,000	10,000
0.16%, 7/11/13	14,000	14,000
0.15%, 7/13/13	35,000	34,997
0.18%, 7/18/13	15,000	15,001
0.18%, 7/19/13	15,000	15,002
0.17%, 8/1/13	77,000	77,002

		166,002

Federal Home Loan Bank - 8.0%
FHLB Bonds, 0.25%, 7/4/13	20,000	20,000
0.15%, 9/11/13	23,685	23,684
0.10%, 11/20/13	24,695	24,693
0.18%, 4/1/14	44,000	43,996
FHLB Discount Notes, 0.10%, 8/23/13	17,850	17,847
0.09%, 8/28/13	41,000	40,994
FHLB FRN, 0.09%, 7/1/13	25,000	25,000

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.4%(3) continued
Federal Home Loan Bank - 8.0% continued
0.10%, 7/1/13	$35,000	$34,999
0.12%, 7/1/13	113,000	112,999
0.13%, 7/1/13	35,000	35,000
0.15%, 7/1/13	20,000	19,997
0.16%, 7/1/13	40,000	39,996
0.17%, 7/1/13	20,000	19,999
0.14%, 7/15/13	50,000	49,998
0.12%, 7/16/13	15,000	15,000
0.15%, 7/27/13	35,000	35,000
0.07%, 8/13/13	22,000	22,000
0.06%, 8/14/13	35,000	35,000

		616,202

Federal Home Loan Mortgage Corporation - 2.0%
FHLMC Discount Notes, 0.12%, 9/4/13	95,000	94,979
0.15%, 9/10/13	35,000	34,990
FHLMC FRN, 0.13%, 7/13/13	22,880	22,880

		152,849

Federal National Mortgage Association - 1.2%
FNMA Discount Notes, 0.11%, 8/15/13	40,000	39,995
0.12%, 2/18/14	20,000	19,985
FNMA FRN, 0.31%, 7/1/13	15,000	14,999
0.18%, 7/12/13	15,000	14,999

		89,978

Total U.S. Government Agencies (Cost $1,025,031)		1,025,031

U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Notes - 4.7%
1.00%, 7/15/13	65,000	65,019
0.38%, 7/31/13	8,000	8,001
2.75%, 10/31/13	26,000	26,225
0.75%, 12/15/13	45,000	45,119
1.75%, 1/31/14	91,955	92,798
1.25%, 2/15/14	49,955	50,287
1.88%, 2/28/14	69,455	70,235

		357,684

Total U.S. Government Obligations (Cost $357,684)		357,684

Investments, at Amortized Cost ($7,750,948)		7,750,948

REPURCHASE AGREEMENTS - 4.7%
Joint Repurchase Agreements - 0.8%(4)
Bank of America Securities LLC, dated 6/28/13, repurchase price $19,547 0.06%, 7/1/13	19,547	19,547
Morgan Stanley & Co., Inc., dated 6/28/13, repurchase price $19,547 0.12%, 7/1/13	19,547	19,547
Societe Generale, New York Branch, dated 6/28/13, repurchase price $19,547 0.10%, 7/1/13	19,547	19,547

		58,641

Repurchase Agreements - 3.9%(5)
Bank of America N.A., dated 6/28/13, repurchase price $200,003 0.15%, 7/1/13	200,000	200,000
JPMorgan Securities LLC, dated 6/14/13, repurchase price $100,023 0.49%, 7/2/13(1) (2)	100,000	100,000

		300,000

Total Repurchase Agreements (Cost $358,641)		358,641

Total Investments - 106.0% (Cost $8,109,589)(6)		8,109,589

Liabilities less Other Assets - (6.0)%		(457,675)

NET ASSETS - 100.0%		$7,651,914

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $205,000,000 or 2.7% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
DBS Bank Ltd., Singapore Branch, 0.18%, 7/22/13	6/20/13	$58,000

HSBC Holdings PLC, Paris Branch, 0.19%, 7/19/13	6/17/13	$47,000

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
JPMorgan Securities LLC, 0.49%, 7/2/13	6/14/13	$100,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$5,056	3.63%	4/15/28
U.S. Treasury Notes	$54,551	0.75% - 4.00%	8/15/13 - 10/31/17

Total	$59,607

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$107,003	2.88% - 6.70%	9/11/14 - 6/1/34
GNMA	$206,000	4.50%	7/20/41 - 8/20/41

Total	$313,003

(6)	The cost for federal income tax purposes was $8,109,589.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2013.

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$—	$8,109,589	(1)	$—	$8,109,589

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating rate and variable securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

LOC - Letter of Credit

VRDB - Variable Rate Demand Bonds

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8%
Alabama - 1.6%
Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative, (Natural Rural Utilities Cooperative Finance Corp. LOC), 0.21%, 7/9/13	$20,000	$20,000
Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.07%, 7/9/13	12,000	12,000
Eclipse Funding Trust Revenue Bonds, Solar Eclipse, Mobile, Alabama, Series 2006-0109, (U.S. Bank N.A. LOC), 0.05%, 7/1/13(1)	8,200	8,200
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.07%, 7/9/13	9,700	9,700
Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd. Project, (UBS A.G. LOC), 0.07%, 7/9/13	9,165	9,165
West Jefferson IDB PCR Refunding VRDB, Series C, Alabama Power Co. Project, 0.06%, 7/9/13	34,000	34,000

		93,065

Alaska - 1.2%
Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips, 0.07%, 7/9/13	67,800	67,800

Arizona - 1.4%
Apache County Arizona IDA PCR Refunding VRDB, Tucson Electric Power, Series A, (U.S. Bank N.A. LOC), 0.08%, 7/9/13	25,425	25,425
Arizona State University Board Regents COPS, Floaters, Series 1918, (Wells Fargo & Co. Gtd.), 0.09%, 7/9/13(1) (2)	25	25
Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA LOC), 0.09%, 7/9/13	9,500	9,500
Phoenix Arizona IDA Student Housing Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.06%, 7/9/13(1)	16,450	16,450
Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project, (FNMA LOC), 0.09%, 7/9/13	6,615	6,615
Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A, 0.06%, 7/9/13(1)	8,700	8,700
Tucson Arizona IDA VRDB, Family Housing Resource Projects, Series A, (FNMA LOC), 0.06%, 7/9/13	16,420	16,420

		83,135

California - 5.6%
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Wells Fargo Bank N.A. LOC), 0.07%, 7/9/13	2,000	2,000
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica Bank LOC), 0.07%, 7/9/13	3,130	3,130
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.04%, 7/9/13	6,655	6,655
California School Cash Reserve Program Authority Revenue Notes, Series AA, 2.00%, 10/1/13	21,000	21,093
California State G.O. Unlimited, Floating, Series C-4, (Citibank N.A. LOC), 0.06%, 7/9/13	3,295	3,295
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.05%, 7/9/13	41,600	41,600

NORTHERN FUNDS QUARTERLY REPORT     1     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
California - 5.6% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.08%, 7/9/13	$13,500	$13,500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.08%, 7/9/13	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.08%, 7/9/13	4,500	4,500
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.06%, 7/9/13	3,600	3,600
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B, 0.04%, 7/9/13	2,000	2,000
California Statewide Communities Development Authority Revenue VRDB, (FHLB of San Francisco LOC), 0.08%, 7/9/13	7,000	7,000
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.06%, 7/9/13	17,900	17,900
City & County of San Francisco Airport Commission Municipal Interest Bearing CP, Series B-3, (Royal Bank of Canada LOC), 0.14%, 7/10/13	9,000	9,000
City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC LOC), 0.08%, 7/9/13	9,500	9,500
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC LOC), 0.08%, 7/9/13	6,955	6,955
Daly City California Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA LOC), 0.08%, 7/9/13	13,300	13,300
Deutsche Bank Spears/Lifers Trust G.O., Series DB-662, Goldman Sachs, 0.16%, 7/9/13(1)	7,761	7,761
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-458, 0.07%, 7/9/13(1)	11,475	11,475
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.07%, 7/9/13(1)	5,295	5,295
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 637, 0.14%, 7/9/13(1)	33,988	33,988
Foothill De Anza California Community College District G.O., (Wells Fargo Bank N.A. Gtd.), 0.06%, 7/9/13(1)	30,950	30,950
JPMorgan Chase Putters/Drivers Trust G.O. Unlimited Notes, Series 4290, 0.11%, 7/9/13(1) (2)	10,000	10,000
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-2 0.05%, 7/9/13	15,000	15,000
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8, 0.05%, 7/9/13	10,530	10,530
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.05%, 7/9/13	1,700	1,700
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.05%, 7/9/13	4,000	4,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
California - 5.6% continued
Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.05%, 7/9/13	$200	$200
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA LOC), 0.08%, 7/9/13	20,460	20,460
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.06%, 7/9/13	900	900

		322,287

Colorado - 1.6%
Arapahoe County Colorado Multifamily Housing Revenue Refunding VRDB, Hunters Run, (FHLMC LOC), 0.05%, 7/9/13	9,330	9,330
Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Presentation School, (Union Bank N.A. LOC), 0.06%, 7/9/13	7,090	7,090
Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Southeastern California Projects, (Bank of America N.A. LOC), 0.08%, 7/9/13	16,000	16,000
Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	4,440	4,440
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	635	635
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	6,000	6,000
Colorado Health Facilities Authority Revenue VRDB, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	10,500	10,500
Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	7,180	7,180
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series A3, 0.08%, 7/9/13	9,790	9,790
Colorado Springs Colorado Utilities Revenue VRDB, Systems Improvement, Series A, 0.06%, 7/9/13	9,355	9,355
Fitzsimons Redevelopment Authority Colorado Revenue VRDB, University Physicians, Inc., (U.S. Bank N.A. LOC), 0.07%, 7/9/13	12,110	12,110

		92,430

Connecticut - 0.3%
Connecticut State Health & Educational Facility Authority Revenue VRDB, Yale New Haven Hospital, Series S, (Wells Fargo Bank N.A. LOC), 0.05%, 7/9/13	19,000	19,000

Delaware - 0.0%
Delaware State EDA Revenue VRDB, Peninsula United, Series A, (PNC Bank N.A. LOC), 0.05%, 7/1/13	305	305

District of Columbia - 0.3%
District of Columbia Revenue VRDB, D.C. Preparatory Academy, (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/9/13	4,680	4,680
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.07%, 7/9/13	10,100	10,100

		14,780

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Florida - 7.9%
Brevard County Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	$3,550	$3,550
Capital Trust Agency Florida Housing Revenue VRDB, Atlantic Housing Foundation, Series A, (FNMA LOC), 0.06%, 7/9/13	10,700	10,700
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	18,500	18,500
0.06%, 7/9/13	10,220	10,220
0.06%, 7/9/13	8,510	8,510
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, DBE-492, 0.07%, 7/9/13(1)	20,000	20,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Adjustable Revenue Bonds, Series DB-459, 0.10%, 7/9/13(1)	47,000	47,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DB-487, 0.07%, 7/9/13(1)	13,965	13,965
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DBE-538, 0.07%, 7/9/13(1)	15,195	15,195
Eclipse Funding Trust Revenue Bonds, 2007-0045 Solar Eclipse Miami, (U.S. Bank N.A. LOC), 0.05%, 7/1/13(1)	7,400	7,400
Eclipse Funding Trust, COPS, Series 2007-0035, Solar Eclipse, South, (U.S. Bank N.A. LOC), 0.06%, 7/9/13(1)	34,795	34,795
Eclipse Funding Trust, Florida, Revenue Bonds, Series 2006-0043, Solar Eclipse Certificates, (U.S. Bank N.A. LOC), 0.06%, 7/9/13(1)	5,000	5,000
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series A, (TD Bank N.A. LOC), 0.04%, 7/1/13	3,615	3,615
Series B, (TD Bank N.A. LOC), 0.04%, 7/1/13	18,095	18,095
Florida Gulf Coast University Financing Corp. Revenue Bonds, Series A, Capital Improvement Housing Project, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13	3,445	3,445
Florida Housing Finance Agency Revenue VRDB, (FNMA LOC), 0.09%, 7/9/13	8,500	8,500
Florida Housing Finance Corp. Multifamily Housing Revenue Refunding VRDB, Island Club Apartments, Series J-A, (FHLMC LOC), 0.06%, 7/9/13	5,940	5,940
Florida Housing Finance Corp. Multifamily Revenue VRDB, Mortgage Monterey Lake, Series C, (FHLMC LOC), 0.06%, 7/9/13	5,815	5,815
Florida State Board of Public Education G.O. Eagle-720050054-Class A, 0.06%, 7/9/13(1)	7,000	7,000
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5, 0.06%, 7/9/13	40,125	40,125
Jacksonville Electric Authority Variable Rate Demand Obligation CP, Series 00-A, 0.13%, 7/11/13	15,340	15,340
JEA Variable Rate Demand Obligations, 0.16%, 7/4/13	15,000	15,000
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13(1)	15,070	15,070
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E, (Branch Banking & Trust Co. LOC), 0.08%, 7/9/13	33,500	33,500

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Florida - 7.9% continued
Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project, (FNMA LOC), 0.09%, 7/9/13	$28,000	$28,000
Orange County Florida Multifamily Housing Finance Authority Revenue Refunding VRDB, Heather Glen, Series E, (FNMA LOC), 0.09%, 7/9/13	10,000	10,000
Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-1, (Bank of Montreal LOC), 0.05%, 7/9/13	26,500	26,500
Sunshine State Governmental Financing Community Florida Revenue VRDB, Miami-Dade County Program, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	4,240	4,240
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	22,490	22,490

		457,510

Georgia - 2.3%
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.06%, 7/9/13	4,200	4,200
Eclipse Funding Trust Solar Eclipse Atlanta Revenue Bonds, Series 2006-0024, (U.S. Bank N.A. LOC), 0.06%, 7/9/13(1)	23,780	23,780
Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, First Mortgage, Lenbrook Project, Series C, (Bank of Scotland PLC LOC), 0.08%, 7/9/13	1,345	1,345
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B, (TD Bank N.A. LOC), 0.04%, 7/1/13	7,000	7,000
Gwinnett County Development Authority Revenue VRDB, NIHAN Hospitality LLC Series E, (U.S. Bank N.A. LOC), 0.06%, 7/9/13	4,800	4,800
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project, (FNMA Escrowed) 0.09%, 7/9/13	7,360	7,360
Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, Series A, 0.06%, 7/9/13	54,900	54,900
Marietta Georgia Multifamily Housing Authority Revenue Refunding Bonds, Wood Glen, (FHLMC LOC), 0.06%, 7/9/13	6,000	6,000
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.06%, 7/9/13	9,100	9,100
Richmond County Georgia Development Authority Revenue Bonds, Series B, MCG Health, Inc. Project, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13	11,600	11,600
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments, (FNMA LOC), 0.07%, 7/9/13	5,400	5,400

		135,485

Idaho - 0.8%
Idaho State G.O. Unlimited TANS, 2.00%, 7/1/13	48,000	48,865

Illinois - 5.9%
BB&T Municipal Trust G.O. Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.08%, 7/9/13(1)	16,515	16,515
BB&T Municipal Trust Various States Revenue VRDB, Series 5001, (Cooperatieve Centrale Raiffeisen-Boerenleenbank Bank LOC), 0.16%, 7/9/13(1)	20,000	20,000

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Illinois - 5.9% continued
Chicago Illinois Water Revenue VRDB, Subseries 04-3, (State Street Bank & Trust Co. LOC), 0.07%, 7/9/13	$3,075	$3,075
City of Chicago G.O. VRDB, Project, Series B1, 0.05%, 7/1/13	1,975	1,975
County of DuPage Illinois Educational Facilities Revenue VRDB, Benedictine University, Series A, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	3,716	3,716
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears G.O., Series DBE-651, 0.07%, 7/9/13(1)	8,214	8,214
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears Revenue Bonds, Series DBE-660, 0.19%, 7/9/13(1)	9,136	9,136
Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project, (BMO Harris Bank N.A. LOC), 0.09%, 7/9/13	1,100	1,100
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.07%, 7/1/13	6,230	6,230
Illinois Development Finance Authority Revenue VRDB, Jewish Council Youth Services, Series B, (BMO Harris Bank N.A. LOC), 0.09%, 7/9/13	2,540	2,540
Illinois Development Finance Authority Revenue VRDB, Little City Foundation, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	3,020	3,020
Illinois Development Finance Authority Revenue VRDB, Mount Carmel High School Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	14,100	14,100
Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	7,000	7,000
Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project, (BMO Harris Bank N.A. LOC), 0.09%, 7/9/13	9,000	9,000
Illinois Educational Facilities Authority Revenue VRDB, Aurora University, (BMO Harris Bank N.A. LOC), 0.06%, 7/9/13	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, Benedictine University Project, Series A, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	9,700	9,700
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (PNC Bank N.A. LOC), 0.06%, 7/9/13	6,000	6,000
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (BMO Harris Bank N.A. LOC), 0.09%, 7/9/13	19,035	19,035
Illinois Finance Authority Adjustable Revenue Bonds, Northwestern University, Subseries B, 1.75%, 3/3/14	10,090	10,194
Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries B, 0.06%, 7/9/13	15,000	15,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	10,000	10,000
Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A, (BMO Harris Bank N.A. LOC), 0.07%, 7/9/13	8,200	8,200
Illinois Finance Authority Revenue VRDB, Benedictine University Project, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	5,210	5,210
Illinois Finance Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.09%, 7/9/13	5,090	5,090

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Illinois - 5.9% continued
Illinois Finance Authority Revenue VRDB, IIT Research Institute, (JPMorgan Chase Bank N.A. LOC), 0.23%, 7/9/13	$7,060	$7,060
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, 0.07%, 7/9/13	5,000	5,000
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (BMO Harris Bank N.A. LOC), 0.07%, 7/9/13	6,685	6,685
Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-1A, (Citibank N.A. LOC), 0.07%, 7/9/13	55,400	55,400
Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC), 0.09%, 7/9/13	26,525	26,525
Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College, (BMO Harris Bank N.A. LOC), 0.06%, 7/9/13	14,300	14,300
University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	9,000	9,000
University of Illinois Revenue VRDB, Auxiliary Facilities Systems, 0.06%, 7/9/13	7,545	7,545

		338,765

Indiana - 3.0%
County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	5,215	5,215
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears Revenue Bonds, 0.16%, 7/9/13(1)	9,130	9,130
East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, 0.16%, 7/9/13(1) (2)	5,570	5,570
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.06%, 7/9/13(1)	9,400	9,400
Indiana Development Finance Authority Revenue Bonds, Archer-Daniels- Midland Co., 0.10%, 7/9/13	8,000	8,000
Indiana Finance Authority Environmental Revenue Refunding VRDB, Duke Energy Project, Series A-4, (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 7/1/13	12,525	12,525
Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project, (Mizuho Bank Ltd. LOC), 0.09%, 7/9/13	15,425	15,425
Indiana Finance Authority Industrial Revenue Development Revenue Bonds, Midwest Fertilizer Corp. Project, 0.20%, 7/1/13	70,000	70,000
Indiana Finance Authority Revenue VRDB, Series E4, Ascension Health, 0.06%, 7/9/13	5,000	5,000
Indiana Municipal Power Agency Revenue VRDB, ROCS-RR-II-R-592PB, (Berkshire Hathaway, Inc. Insured), 0.08%, 7/9/13(1)	15,460	15,460
Indiana Municipal Power Agency, Municipal Power System Revenue Bonds, Putters, Series 2255, (Berkshire Hathaway, Inc. Insured), 0.09%, 7/9/13(1)	15,205	15,205

		170,930

Iowa - 1.0%
Iowa Finance Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.06%, 7/9/13	2,645	2,645
Iowa Finance Authority Midwestern Disaster Area Revenue VRDB, Archer- Daniels-Midland, 0.10%, 7/9/13	19,000	19,000
Iowa Finance Authority Retirement Community Revenue VRDB, Series B, Wesley Retirement Services, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13	16,010	16,010

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Iowa - 1.0% continued
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, 0.06%, 7/1/13	$12,050	$12,050
Iowa Higher Education Loan Authority Revenue VRDB, Private College, (Bank of America N.A. LOC), 0.06%, 7/1/13	2,500	2,500
Urbandale Iowa IDR VRDB, Aurora Bus Park, (FHLB of Des Moines LOC), 0.08%, 7/9/13	8,400	8,400

		60,605

Kansas - 0.4%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series B-1, 0.05%, 7/9/13	21,550	21,550

Kentucky - 1.3%
Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (Branch Banking & Trust Co. LOC), 0.06%, 7/9/13	13,500	13,500
City of Pikeville Kentucky Hospital Revenue BANS, Improvement, Pikeville Medical Center, 1.00%, 3/1/14	10,000	10,045
Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A, (U.S. Bank N.A. LOC), 0.06%, 7/9/13	10,300	10,300
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series B, 0.05%, 7/9/13	7,705	7,705
Kentucky Economic Development Financial Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4, (Branch Banking & Trust Co. LOC), 0.06%, 7/9/13	11,000	11,000
Kentucky Economic Development Financial Authority Medical Center Revenue VRDB, Ashland Hospital Corp., Series A, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13	5,600	5,600
Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series A-1A, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	8,030	8,030
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.06%, 7/9/13(1) (2)	7,282	7,282

		73,462

Louisiana - 2.3%
Eclipse Funding Trust Revenue VRDB, Solar Eclipse, 2007-0059 (U.S. Bank N.A. LOC), 0.05%, 7/1/13(1)	17,320	17,320
Lake Charles Harbor & Terminal District Revenue Bonds, Lake Charles Clean Energy LLC, 0.19%, 7/1/13	85,000	85,000
Louisiana Public Facilities Authority Revenue VRDB, Coca-Cola Bottling Co. Project, (U.S. Bank N.A. LOC), 0.06%, 7/9/13	24,000	24,000
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series B, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	5,700	5,700

		132,020

Maryland - 2.6%
Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A, (Manufacturers & Traders Trust Co. LOC), 0.06%, 7/9/13	8,635	8,635
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, Series A, (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/9/13	3,700	3,700
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (Manufacturers & Traders Trust Co. LOC), 0.09%, 7/9/13	3,905	3,905

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Maryland - 2.6% continued
Eclipse Funding Trust Revenue Bonds, 2006-0154, Solar Eclipse, Maryland, (U.S. Bank N.A. LOC), 0.06%, 7/9/13(1)	$27,825	$27,825
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Pooled Loan Program, Series B, (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/9/13	20,100	20,100
Maryland Industrial Development Financing Authority Port Facilities Revenue Refunding VRDB, Occidental Petroleum Corp., 0.07%, 7/9/13	36,400	36,400
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development, (FHLMC LOC), 0.05%, 7/9/13	16,950	16,950
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/9/13	5,570	5,570
Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A, (Bank of America N.A. LOC), 0.08%, 7/9/13	26,350	26,350

		149,435

Massachusetts - 2.2%
Massachusetts Development Finance Agency Revenue VRDB, Briarwood Retirement, (Manufacturers & Traders Trust Co. LOC), 0.05%, 7/9/13	5,900	5,900
Massachusetts Development Finance Agency Revenue VRDB, Series A, Masonic Nursing Home, (Manufacturers & Traders Trust Co. LOC), 0.08%, 7/9/13	9,430	9,430
Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments, Series A, (FHLB of Atlanta LOC), 0.06%, 7/9/13	5,240	5,240
Massachusetts State Development Finance Agency Revenue VRDB, Groton School, 0.06%, 7/9/13	9,500	9,500
Massachusetts State Development Finance Agency Revenue VRDB, Northfield, Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	63,855	63,855
Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy, 0.05%, 7/9/13	14,600	14,600
RBC Municipal Products, Inc. Trust G.O. Floater Certificates, Series E-32, (Royal Bank of Canada LOC), 0.06%, 7/9/13(1)	19,900	19,900

		128,425

Michigan - 1.1%
Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue VRDB, Glacier Hills, Inc. Project, Series A, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	11,545	11,545
Ann Arbor Michigan Economic Development Corp. Limited Obligations Revenue Refunding Bonds, Glacier Hills, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	3,715	3,715
Michigan Finance Authority Revenue Notes, State Aid Notes, Series B-1, 2.00%, 8/20/13	12,000	12,026
Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	7,875	7,875
Michigan State Strategic Fund Limited Obligation Revenue VRDB, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	4,200	4,200
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Bank LOC), 0.06%, 7/9/13	5,200	5,200

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Michigan - 1.1% continued
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding VRDB, Consumers Energy Co., (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/9/13	$8,700	$8,700
Michigan State University Revenue VRDB, 0.06%, 7/9/13	1,000	1,000
Michigan Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project, (Comerica Bank LOC), 0.07%, 7/9/13	10,000	10,000

		64,261

Minnesota - 2.1%
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (U.S. Bank N.A. LOC), 0.07%, 7/9/13	6,700	6,700
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, Series 2002, (U.S. Bank N.A. LOC), 0.07%, 7/9/13	3,900	3,900
City of Edina Minnesota Multifamily Housing Revenue Refunding VRDB, Vernon Terrace Apartments Project, (FHLMC LOC), 0.06%, 7/9/13	5,705	5,705
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt Revenue Bonds, Minnesota, Series 2009-59, 0.06%, 7/9/13(1)	25,900	25,900
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A, (FNMA LOC), 0.07%, 7/9/13	8,085	8,085
Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (FHLB of Des Moines LOC), 0.07%, 7/9/13	6,485	6,485
Minnesota School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, Aid Anticipation Certificates of Indebtedness, (Minnesota School Districts Tax & Aid Anticipation Borrowing Insured), 2.00%, 9/10/13	10,000	10,034
Minnesota State Higher Educational Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q, (U.S. Bank N.A. LOC), 0.05%, 7/1/13	4,200	4,200
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19, (Royal Bank of Canada LOC), 0.06%, 7/9/13(1)	30,000	30,000
Richfield Minnesota Multifamily Housing Revenue VRDB, Woodlake Richfield, (Wells Fargo Bank N.A. LOC), 0.04%, 7/1/13	5,400	5,400
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.06%, 7/9/13	16,700	16,700

		123,109

Mississippi - 1.2%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project, (BMO Harris Bank N.A. LOC), 0.06%, 7/9/13	6,650	6,650
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series B, (Chevron Corp. Gtd.), 0.05%, 7/9/13	16,190	16,190
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series A, (Deutsche Bank A.G. Gtd.), 0.03%, 7/1/13	15,500	15,500
Mississippi Business Finance Corp. Revenue VRDB, Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc., Series E, (Chevron Corp. Gtd.), 0.02%, 7/1/13	5,000	5,000
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi Health Services, 0.05%, 7/9/13	25,000	25,000

		68,340

MONEY MARKET FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Missouri - 2.5%
Florissant Missouri IDA Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	$5,645	$5,645
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.06%, 7/9/13	4,045	4,045
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, Series C5, 0.08%, 7/9/13	8,600	8,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Ascension Health Senior, Series C4, 0.07%, 7/9/13	10,450	10,450
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project, (PNC Bank N.A. LOC), 0.07%, 7/9/13	23,350	23,350
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services, (U.S. Bank N.A. LOC), 0.06%, 7/9/13	14,045	14,045
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C, (U.S. Bank N.A. LOC), 0.07%, 7/9/13(1)	6,075	6,075
Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.14%, 7/9/13	1,000	1,000
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health, 0.07%, 7/9/13	8,300	8,300
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC LOC), 0.09%, 7/9/13	6,915	6,915
RBC Municipal Products Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri, (Royal Bank of Canada LOC), 0.06%, 7/9/13(1)	18,000	18,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Escrowed) 0.06%, 7/9/13	6,170	6,170
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.06%, 7/9/13	21,000	21,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Escrowed) 0.06%, 7/9/13	10,700	10,700

		144,295

Nebraska - 1.2%
Central Plains Energy Project Nebraska Gas Project VRDB, Project No. 2, 0.06%, 7/9/13	24,300	24,300
Central Plains Gas Energy Project Revenue Bonds, Series 91TP, (Branch Banking & Trust Co. LOC), 0.06%, 7/9/13(1)	8,365	8,365
Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1101, (Deutsche Bank A.G. Gtd.), 0.11%, 7/9/13(1)	10,000	10,000
Omaha Nebraska Public Power District Separate Electric Revenue Bonds, Omaha Power, Eagle-720053008-Class A, (Berkshire Hathaway, Inc. Insured), 0.07%, 7/9/13(1)	27,760	27,760

		70,425

Nevada - 0.2%
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Hospital Project, Series B, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	3,500	3,500

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Nevada - 0.2% continued
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	$8,420	$8,420

		11,920

New Hampshire - 1.2%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A, (FHLB of Boston LOC), 0.07%, 7/9/13	10,160	10,160
New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, (FHLB of Boston LOC), 0.06%, 7/9/13	2,950	2,950
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.07%, 7/9/13	25,000	25,000
New Hampshire Health & Education Facilities Authority Revenue VRDB, University of New Hampshire, Series B-2, 0.05%, 7/1/13	8,140	8,140
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Tilton School, (TD Bank N.A. LOC), 0.05%, 7/9/13	15,395	15,395
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue, (TD Bank N.A. LOC), 0.05%, 7/9/13	7,055	7,055

		68,700

New Jersey - 0.7%
BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.08%, 7/9/13(1)	325	325
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DB-447, New Jersey, 0.07%, 7/9/13(1)	28,610	28,610
Hudson County Improvement Authority Gtd. Pooled Revenue Notes, Series P-1, (Hudson County New Jersey Insured), 1.00%, 5/23/14	13,000	13,069

		42,004

New Mexico - 1.9%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series B, 0.06%, 7/9/13	74,400	74,400
New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B, 0.07%, 7/9/13	17,000	17,000
Series C, 0.05%, 7/9/13	20,100	20,100

		111,500

New York - 7.4%
BB&T Municipal Trust Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.13%, 7/9/13(1)	12,355	12,355
City of New York G.O. VRDB, Subseries A-4, (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 7/9/13	9,500	9,500
City of New York G.O., Subseries G-7, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 7/1/13	85	85
Cohoes Industrial Development Agency Urban Cultural Park Facilities Revenue VRDB, Eddy Cohoes Project, (Bank of America N.A. LOC), 0.06%, 7/9/13	2,005	2,005
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-2, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	10,000	10,000
Monroe County New York Industrial Development Agency Revenue VRDB, Margaret Woodbury Strong, (Manufacturers & Traders Trust Co. LOC), 0.06%, 7/9/13	28,365	28,365

MONEY MARKET FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
New York - 7.4% continued
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.08%, 7/9/13	$4,710	$4,710
Nassau Health Care Corp. Revenue VRDB, Series B-1, (TD Bank N.A. LOC), 0.05%, 7/9/13	2,980	2,980
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/9/13(1) (2)	2,000	2,000
New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, Series A, (U.S. Treasury Escrowed) 0.23%, 6/19/14	120,000	120,000
New York Mortgage Agency Homeowner Revenue VRDB, Series 159, 0.06%, 7/9/13	28,000	28,000
New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B, (HSBC Bank USA N.A. LOC), 0.06%, 7/9/13	9,105	9,105
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc., (HSBC Bank USA N.A. LOC), 0.06%, 7/9/13	2,800	2,800
New York State Dormitory Authority Revenues Non State Supported Debt VRDB, University of Rochester, Series A-1, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13	25,180	25,180
New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, Series D, (TD Bank N.A. LOC), 0.05%, 7/9/13	9,300	9,300
New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4, (Bank of Nova Scotia LOC), 0.05%, 7/9/13	11,600	11,600
New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2, (Manufacturers & Traders Trust Co. LOC), 0.08%, 7/9/13	10,000	10,000
New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13	15,000	15,000
New York State Housing Finance Agency Revenue VRDB, Housing West 29th Street, Series A, (Wells Fargo Bank N.A. LOC), 0.05%, 7/9/13	10,000	10,000
New York State Housing Finance Agency Revenue VRDB, Housing, Dock Street, Series A, (Wells Fargo & Co. LOC), 0.06%, 7/9/13	12,400	12,400
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/9/13	6,450	6,450
RBC Municipal Products, Inc. Trust New York Revenue Bonds, Floater Certificates Series E-33, (Escrowed) 0.26%, 7/9/13(1)	38,000	38,000
Rensselaer County New York Industrial Development Agency Revenue VRDB, Hawthorne Ridge Project, (RBS Citizens N.A. LOC), 0.07%, 7/9/13	4,530	4,530
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.06%, 7/9/13	7,310	7,310
Triborough Bridge & Tunnel Authority New York Revenue VRDB, Series C, 0.06%, 7/9/13	23,300	23,300

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
New York - 7.4% continued
Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 105C, in NY, 0.37%, 12/6/13(1) (2)	$25,000	$25,000

		429,975

North Carolina - 3.0%
BB&T Municipal Trust Floaters, Series 1038, (Branch Banking & Trust Co. LOC), 0.23%, 7/9/13(1)	5,740	5,740
City of Charlotte North Carolina Municipal Interest Bearing CP, Series 2009, 0.18%, 2/14/14	19,000	19,000
City of Raleigh North Carolina COPS VRDB, Downtown, Series B, 0.06%, 7/9/13	36,300	36,300
Forsyth County North Carolina Industrial Facilities Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13	1,310	1,310
Guilford County North Carolina G.O. VRDB, Series A, 0.06%, 7/9/13	18,055	18,055
Series B, 0.05%, 7/9/13	4,200	4,200
North Carolina Capital Facilities Finance Agency Revenue Bonds, Eagle-20060012 Class A, 0.06%, 7/9/13(1)	12,000	12,000
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13	5,400	5,400
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13	5,700	5,700
North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project, Series K, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13	12,170	12,170
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, University Health Systems Eastern, Series B1, (Branch Banking & Trust Co. LOC), 0.06%, 7/9/13	4,400	4,400
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed, Series C, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13	14,155	14,155
Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C, (U.S. Bank N.A. LOC), 0.07%, 7/9/13	10,200	10,200
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.07%, 7/9/13(1)	5,800	5,800
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B, 0.06%, 7/9/13	1,600	1,600
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series C, 0.06%, 7/9/13	18,235	18,235

		174,265

Ohio - 2.8%
Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	12,655	12,655
Athens County Ohio Port Authority Housing Revenue VRDB, University Housing For Ohio, Inc. Project, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13	25,970	25,970
Cleveland Ohio Airport System Revenue VRDB, Series D, (Bank of America N.A. LOC), 0.07%, 7/9/13	10,000	10,000
Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.08%, 7/9/13	9,000	9,000

MONEY MARKET FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Ohio - 2.8% continued
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Playhouse Square Foundation Project, (U.S. Bank N.A. LOC), 0.05%, 7/9/13	$9,175	$9,175
Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1097, (Deutsche Bank A.G. Gtd.), 0.11%, 7/9/13(1)	13,965	13,965
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, (PNC Bank N.A. LOC), 0.06%, 7/9/13	4,500	4,500
Franklin County Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.07%, 7/9/13	2,450	2,450
Lancaster Port Authority Ohio Gas Revenue VRDB, 0.06%, 7/9/13	5,760	5,760
Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.07%, 7/9/13	4,900	4,900
Ohio Air Quality Development Authority Revenue Refunding VRDB, Pollution, Firstenergy, Series B, (UBS A.G. LOC), 0.08%, 7/9/13	25,100	25,100
State of Ohio G.O., Common Schools, Series B, 0.05%, 7/9/13	34,810	34,810
Warren County Ohio Health Care Facilities Revenue VRDB, Otterbein Homes Project, (U.S. Bank N.A. LOC), 0.08%, 7/9/13	6,300	6,300

		164,585

Oklahoma - 1.7%
Oklahoma Water Resources Board Revenue Bonds, 0.30%, 9/3/13	1,790	1,790
RBC Municipal Products Inc. Trust Revenue Bonds, Floater Certificates, Series E-37 for Oklahoma, (Royal Bank of Canada LOC), 0.06%, 7/9/13(1)	96,155	96,155

		97,945

Oregon - 1.0%
BB&T Municipal Trust Revenue Bonds, Series A, (Branch Banking & Trust Co. LOC), 0.06%, 7/9/13(1)	16,295	16,295
Oregon Health & Science University Revenue VRDB, Series B-2, (Union Bank N.A. LOC), 0.06%, 7/9/13	6,000	6,000
Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, Series A, (U.S. Bank N.A. LOC), 0.07%, 7/9/13	3,700	3,700
Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, Series O, (FNMA LOC), 0.09%, 7/9/13	28,130	28,130
Oregon State Health Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran, Series A, (U.S. Bank N.A. LOC), 0.10%, 7/9/13	1,800	1,800
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A, (Union Bank N.A. LOC), 0.08%, 7/9/13	2,980	2,980

		58,905

Pennsylvania - 6.6%
Allegheny County IDA Revenue VRDB, Education Center Watson, (PNC Bank N.A. LOC), 0.07%, 7/9/13	4,300	4,300
BB&T Municipal Trust Revenue Bonds, Series 228, (Branch Banking & Trust Co. LOC), 0.10%, 7/9/13(1)	24,770	24,770
Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation, (UBS A.G. LOC), 0.08%, 7/9/13	10,000	10,000
Butler County Pennsylvania IDA Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	15,640	15,640

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Pennsylvania - 6.6% continued
Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	$9,505	$9,505
City of Philadelphia Pennsylvania Gas Works Revenue Refunding VRDB, (PNC Bank N.A. LOC), 0.06%, 7/9/13	22,200	22,200
Delaware County Pennsylvania Authority Revenue VRDB, Riddle Village Project (Bank of America N.A. LOC), 0.08%, 7/9/13	5,095	5,095
Haverford Township Pennsylvania G.O., School District, (TD Bank N.A. LOC), 0.06%, 7/9/13	7,800	7,800
Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/9/13	7,210	7,210
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/9/13	5,600	5,600
Lower Merion Pennsylvania School District G.O. VRDB, Capital Project, Series A, (State Street Bank & Trust Co. LOC), 0.06%, 7/9/13	10,800	10,800
Series B, (U.S. Bank N.A. LOC), 0.06%, 7/9/13	10,500	10,500
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue VRDB, PSEG Power, (TD Bank N.A. LOC), 0.05%, 7/9/13	29,900	29,900
Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Special Limited Obligation, Foxwood, (FHLMC LOC), 0.06%, 7/9/13	3,200	3,200
Pennsylvania State Turnpike Commission Multi-Modal Revenue Refunding VRDB, Series A-1, 0.08%, 7/9/13	27,400	27,400
Pennsylvania State Turnpike Commission Revenue Refunding VRDB, Series A-2, 0.11%, 7/9/13	7,420	7,420
Philadelphia School District G.O. Revenue Refunding VRDB, Series G, (Wells Fargo Bank N.A. LOC), 0.05%, 7/9/13	25,000	25,000
Philadelphia School District Pennsylvania G.O. Refunding VRDB, Series F, (Barclays Bank PLC LOC), 0.06%, 7/9/13	28,150	28,150
Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Bank N.A. LOC), 0.05%, 7/9/13	12,745	12,745
RBC Municipal Products, Inc. Trust Floater Certificates G.O., (Royal Bank of Canada LOC), 0.06%, 7/9/13(1)	5,800	5,800
RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series B, (Royal Bank of Canada LOC), 0.06%, 7/9/13(1)	6,000	6,000
RBC Municipal Products, Inc. Trust Pennsylvania Revenue Bonds, Floater Certificates Series E-34, (Escrowed) 0.26%, 7/9/13(1)	65,000	65,000
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/9/13	7,775	7,775
University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue Notes, Pittsburgh Asset Notes, 2.00%, 7/11/14	26,000	26,486

MONEY MARKET FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Pennsylvania - 6.6% continued
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bank N.A. LOC), 0.06%, 7/9/13	$3,900	$3,900

		382,196

Puerto Rico - 1.3%
BB&T Municipal Trust Special Tax Bonds, Series 22, (Branch Banking & Trust Co. LOC), 0.08%, 7/9/13(1)	12,330	12,330
RIB Muni Floater Trust Adjustable Revenue Bonds, Series 8WE for Puerto Rico, (Barclays Bank PLC LOC), 0.11%, 7/9/13(1)	64,000	64,000

		76,330

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University, Series C-15, (TD Bank N.A. LOC), 0.07%, 7/9/13	11,905	11,905

South Carolina - 0.8%
Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan, (U.S. Bank N.A. LOC), 0.06%, 7/9/13(1)	10,375	10,375
South Carolina Jobs EDA Health Facilities Revenue Refunding VRDB, Episcopal, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13	13,270	13,270
South Carolina Jobs EDA Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B, (Wachovia Bank N.A. LOC), 0.07%, 7/9/13	8,800	8,800
South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square, (FHLMC LOC), 0.06%, 7/9/13	9,800	9,800
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, Series D, (FHLMC LOC), 0.06%, 7/9/13	4,700	4,700

		46,945

Tennessee - 1.1%
Blount County Tennessee Public Building Authority Revenue VRDB, Local Government Public Improvement, Series E-5-B, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13	4,745	4,745
Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13	11,000	11,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA LOC), 0.09%, 7/9/13	1,150	1,150
Metropolitan Government Nashville & Davidson County Tennessee IDB Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, Series G, (FHLMC LOC), 0.06%, 7/9/13	5,525	5,525
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding Bonds, Multifamily Housing Spinnaker, Series A, (FNMA LOC), 0.09%, 7/9/13	13,655	13,655
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A, (FNMA LOC), 0.06%, 7/9/13	13,400	13,400
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13	7,985	7,985

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Tennessee - 1.1% continued
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects, Series A-1 (FNMA LOC), 0.07%, 7/9/13	$5,575	$5,575

		63,035

Texas - 10.2%
Austin Texas Water & Wastewater System Revenue Refunding VRDB, 0.05%, 7/9/13	17,500	17,500
Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (FHLMC LOC), 0.06%, 7/9/13	15,595	15,595
Carroll Texas Independent School District G.O. Bonds, School Building, (Texas PSF Insured), 0.06%, 7/9/13	11,800	11,800
City of Garland Texas Municipal Interest Bearing CP, Series 12-A, (Sumitomo Mitsui Banking Corp. LOC), 0.18%, 9/10/13	10,000	10,000
City of Garland Texas Municipal Interest Bearing CP, Series 12-B, (Wells Fargo Bank N.A. LOC), 0.18%, 9/10/13	10,000	10,000
City of Garland Texas Municipal Interest Bearing CP, Series 2012, (Royal Bank of Canada LOC), 0.18%, 7/12/13	10,000	10,000
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 23, Revenue Bonds, Series 2009-52, 0.06%, 7/9/13(1)	20,000	20,000
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School, (Wachovia Bank N.A. LOC), 0.06%, 7/9/13	4,040	4,040
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian, 0.06%, 7/9/13	4,840	4,840
Denton Texas Independent School District G.O. VRDB, School Building, Series B, (Texas PSF Insured), 0.07%, 7/9/13	30,000	30,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 526 (Deutsche Bank A.G. Gtd.), 0.11%, 7/9/13(1)	9,140	9,140
Eclipse Funding Trust, Texas, G.O., Series 2007-0080, Solar Eclipse, (U.S. Bank N.A. LOC), 0.06%, 7/9/13(1)	10,325	10,325
Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse, (U.S. Bank N.A. LOC), 0.06%, 7/9/13(1)	21,125	21,125
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	19,055	19,055
Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays Bank PLC LOC), 0.07%, 7/9/13	20,000	20,000
Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A, (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/9/13	9,910	9,910
Klein Independent School District G.O. Floaters, Series 39TP, (Wells Fargo Bank N.A. LOC), 0.07%, 7/9/13(1)	13,105	13,105
Mesquite Independent School District G.O. VRDB, School Building, Series A, (Texas PSF Insured), 0.09%, 7/9/13	200	200
Northwest Texas Independent School District G.O. VRDB, (Texas PSF Insured), 0.08%, 7/9/13	1,425	1,425
Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	9,800	9,800
Port Arthur Texas Navigation District Industrial Development Corp., Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, (Total S.A. Gtd.), 0.07%, 7/9/13	55,665	55,665

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Texas - 10.2% continued
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B, 0.07%, 7/9/13	$5,000	$5,000
Port of Port Arthur Navigation District Revenue Refunding VRDB, Motiva Enterprises, Series C, 0.05%, 7/1/13	7,600	7,600
Port of Port Arthur Navigation District Revenue VRDB, Motiva Enterprises, 0.05%, 7/1/13	29,400	29,400
Series C, (Motiva Enterprises LLC Gtd.), 0.05%, 7/1/13	29,100	29,100
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.07%, 7/9/13	12,900	12,900
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series B, 0.05%, 7/1/13	35,300	35,300
RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters Certificates, Series E-27, (Royal Bank of Canada LOC), 0.06%, 7/9/13(1)	10,000	10,000
State of Texas G.O. VRDB, Series A, 0.06%, 7/9/13	8,135	8,135
State of Texas G.O. VRDB, Veterans Housing Assistance Fund, 0.06%, 7/9/13	25,600	25,600
State of Texas G.O. VRDB, Veterans, Series A, (Sumitomo Mitsui Banking Corp. LOC), 0.06%, 7/9/13	15,000	15,000
State of Texas TRANS, 2.50%, 8/30/13	47,200	47,376
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4, (BMO Harris Bank N.A. LOC), 0.06%, 7/9/13	11,160	11,160
Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project, (Bank of America N.A. LOC), 0.08%, 7/9/13	18,080	18,080
Tarrant County Texas Housing Finance Corp. Revenue Refunding VRDB, Multifamily Housing Apartments Project, (Wachovia Bank N.A. LOC), 0.09%, 7/9/13	7,050	7,050
Tarrant County Texas Housing Finance Corp. Revenue VRDB, Multifamily Housing, Gateway Apartments, (FNMA LOC), 0.07%, 7/9/13	7,935	7,935
Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments, (FHLMC LOC), 0.06%, 7/9/13	14,880	14,880

		588,041

Utah - 0.6%
Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A, (FHLMC LOC), 0.09%, 7/9/13	18,880	18,880
Utah Transit Authority Sales Tax Revenue VRDB, Subseries A, (BNP Paribas S.A. LOC), 0.03%, 7/1/13	14,700	14,700

		33,580

Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Refunding VRDB, Hospital, Fletcher Allen, Series A, (TD Bank N.A. LOC), 0.06%, 7/9/13	21,690	21,690

Virginia - 1.0%
Alexandria IDA Revenue Refunding VRDB, Goodwin House, (Wachovia Bank N.A. LOC), 0.06%, 7/1/13	7,000	7,000

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Virginia - 1.0% continued
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC LOC), 0.06%, 7/9/13	$13,310	$13,310
Lewistown Community Center Development Authority Revenue Floaters, 0.06%, 7/9/13(1)	13,030	13,030
Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D, (FHLB of Atlanta LOC), 0.07%, 7/9/13	7,000	7,000
Series E, (FHLB of Atlanta LOC), 0.07%, 7/9/13	6,000	6,000
Virginia Small Business Financing Authority Healthcare Facilities Revenue VRDB, Bon Secours Health, (JPMorgan Chase Bank N.A. LOC), 0.05%, 7/9/13	9,000	9,000

		55,340

Washington - 1.5%
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt, Revenue Bonds, Washington, Series 2009-65, 0.06%, 7/9/13(1)	14,740	14,740
Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1095, (Deutsche Bank A.G. Gtd.), 0.11%, 7/9/13(1)	20,705	20,705
Washington Health Care Facilities Authority Revenue VRDB, Catholic Health, 0.07%, 7/9/13	20,800	20,800
Washington State Housing Finance Commission Non Profit Housing Revenue VRDB, Living Care Centers Project, (Wells Fargo Bank N.A. LOC), 0.06%, 7/9/13	7,020	7,020
Washington State Housing Finance Commission Non Profit Revenue VRDB, District Council No. 5, (Wells Fargo Bank N.A. LOC), 0.16%, 7/9/13	2,765	2,765
Washington State Housing Finance Commission Revenue Refunding VRDB, Antioch University Project, (Union Bank N.A. LOC), 0.06%, 7/9/13	4,825	4,825
Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 109C for WA, 0.37%, 12/5/13(1) (2)	14,475	14,475

		85,330

West Virginia - 0.7%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.17%, 7/9/13	2,570	2,570
Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132, (U.S. Bank N.A. LOC), 0.06%, 7/9/13(1)	17,410	17,410
West Virginia Hospital Finance Authority Revenue Refunding & Improvement VRDB, Cabell Hospital, Series A, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13	22,090	22,090

		42,070

Wisconsin - 3.8%
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax, Revenue Bonds, Wisconsin, Series 2009-36, 0.06%, 7/9/13(1)	25,000	25,000
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 24, Revenue Bonds, Wisconsin, Series 2009-53, 0.06%, 7/9/13(1)	21,745	21,745
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC), 0.06%, 7/9/13	18,025	18,025
Wisconsin Department of Transportation Revenue VRDB, Floater Series 52TP, (Wells Fargo & Co. LOC), 0.22%, 7/9/13(1)	8,095	8,095

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Wisconsin - 3.8% continued
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc., (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	$2,945	$2,945
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series D, Hospital Sisters Health System Services, (Bank of Montreal LOC), 0.05%, 7/9/13	28,750	28,750
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	14,970	14,970
Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc., (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	17,030	17,030
Wisconsin School Districts Temporary Borrowing Program Revenue Notes, Cash Flow Administration Program Notes Participation, Series A, 1.00%, 10/15/13	13,700	13,726
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 7/9/13	4,660	4,660
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/9/13	1,850	1,850
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC), 0.04%, 7/1/13	11,250	11,250
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Bay Area Medical Center, Inc., (BMO Harris Bank N.A. LOC), 0.04%, 7/1/13	7,570	7,570
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., Series B, (U.S. Bank N.A. LOC), 0.08%, 7/9/13	6,120	6,120
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.06%, 7/9/13	22,030	22,030
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/9/13	15,000	15,000

		218,766

Wyoming - 1.0%
County of Sweetwater Wyoming PCR Refunding Bonds, Series A, Pacificorp Project, (Bank of Nova Scotia LOC), 0.06%, 7/9/13	31,600	31,600
Platte County Wyoming Adjustable PCR Bonds, Tri-State G&T, Series A, (Natural Rural Utilities Cooperative Finance Corp. LOC), 0.06%, 7/1/13	25,400	25,400

		57,000

Municipal States Pooled Securities - 0.9%
BB&T Municipal Trust Floaters, Series 1036, (Branch Banking & Trust Co. LOC), 0.21%, 7/9/13(1)	3,895	3,895
BB&T Municipal Trust Revenue Bonds, Floaters, Series 2006, (Branch Banking & Trust Co. LOC), 0.08%, 7/9/13(1)	20,595	20,595
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking & Trust Co. LOC), 0.07%, 7/9/13(1)	1,695	1,695
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007, (Branch Banking & Trust Co. LOC), 0.16%, 7/9/13(1)	3,220	3,220
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043, (Branch Banking & Trust Co. LOC), 0.09%, 7/9/13(1)	1,295	1,295

NORTHERN FUNDS QUARTERLY REPORT    21    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Municipal States Pooled Securities - 0.9% continued
BB&T Municipal Trust Various States, Series 1035, (Branch Banking & Trust Co. LOC), 0.16%, 7/9/13(1)	$9,880	$9,880
Series 5002, (Cooperatieve Centrale Raiffeisen-Boerenleenbank Bank LOC), 0.31%, 7/9/13(1)	13,045	13,045

		53,625

Total Municipal Investments (Cost $5,775,936)		5,775,936

Total Investments - 99.8% (Cost $5,775,936)(3)		5,775,936

Other Assets less Liabilities - 0.2%		11,286

NET ASSETS - 100.0%		$5,787,222

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $64,352,000 or 1.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona State University Board Regents COPS, Floaters, Series 1918, 0.09%, 7/9/13	6/19/13	$25

East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, 0.16%, 7/9/13	4/10/12	5,570

JPMorgan Chase Putters/ Drivers Trust G.O. Unlimited Notes, Series 4290, 0.11%, 7/9/13	5/16/13	10,000

Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, 0.06%, 7/9/13	4/14/06-8/28/08	7,282

New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, 0.11%, 7/9/13	8/30/07-3/6/08	2,000

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 105C, in NY, 0.37%, 12/6/13	12/13/12	25,000

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 109C for WA, 0.37%, 12/5/13	12/20/12	14,475

(3)	The cost for federal income tax purposes was $5,775,936.

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Hospital	19.8%
Housing	10.1
Industrial Development Board & Pollution Control Revenue	7.1
Miscellaneous Revenues	5.2
Power	5.8
School	10.2
State	7.2
Transportation	8.3
University	6.2
All other sectors less than 5%	20.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2013:

MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$—	$5,775,936	(1)	$—	$5,775,936

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating rate and variable securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    23    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 57.3%(1)
Federal Farm Credit Bank - 7.5%
FFCB Bonds, 3.88%, 10/7/13	$4,995	$5,044
0.15%, 1/17/14	2,500	2,500
0.15%, 2/5/14	2,500	2,499
FFCB Discount Notes, 0.02%, 7/4/13	10,000	10,000
0.18%, 7/15/13	3,500	3,500
0.20%, 7/16/13	2,800	2,800
0.20%, 7/19/13	2,000	2,000
0.18%, 8/2/13	8,000	7,999
0.18%, 9/9/13	1,000	1,000
0.15%, 11/1/13	3,500	3,498
0.20%, 11/1/13	3,500	3,498
0.20%, 11/5/13	1,800	1,799
0.19%, 11/21/13	6,500	6,495
0.20%, 11/22/13	1,500	1,499
0.15%, 5/7/14	1,500	1,498
0.15%, 5/9/14	1,000	999
0.14%, 5/27/14	2,000	1,997
FFCB FRN, 0.21%, 7/1/13	4,500	4,500
0.30%, 7/1/13	4,500	4,506
0.32%, 7/1/13	3,000	3,004
0.17%, 7/4/13	5,000	5,000
0.16%, 7/6/13	4,000	3,999
0.16%, 7/11/13	3,500	3,500
0.16%, 7/13/13	3,000	3,000
0.22%, 7/13/13	2,500	2,501
0.19%, 7/15/13	2,700	2,701
0.17%, 7/18/13	3,500	3,499
0.21%, 7/22/13	4,100	4,100
0.17%, 8/1/13	6,000	5,999

		104,934

Federal Home Loan Bank - 28.5%
FHLB Bonds, 0.13%, 7/25/13	3,800	3,800
0.28%, 8/2/13	7,000	7,000
0.18%, 8/20/13	3,500	3,500
0.14%, 9/5/13	8,500	8,500
0.13%, 9/19/13	2,000	2,000
0.12%, 10/1/13	1,500	1,500
0.20%, 10/4/13	4,500	4,500
0.13%, 10/9/13	7,500	7,500
0.12%, 10/18/13	6,500	6,500
0.10%, 11/1/13	3,000	3,000
0.10%, 11/8/13	1,500	1,500
0.10%, 11/12/13	8,500	8,499
0.10%, 11/13/13	5,000	5,000
0.28%, 11/21/13	1,000	1,000
0.10%, 11/22/13	14,000	13,999
0.18%, 1/7/14	7,000	6,999
0.13%, 1/22/14	4,000	4,000
0.18%, 3/6/14	1,500	1,500
0.18%, 3/11/14	3,500	3,500
0.20%, 6/12/14	6,500	6,500
FHLB Discount Notes, 0.01%, 7/3/13	3,500	3,500
0.06%, 7/3/13	9,000	9,000
0.01%, 7/5/13	8,000	8,000
0.02%, 7/5/13	10,500	10,500
0.02%, 7/10/13	11,500	11,500
0.04%, 7/10/13	3,000	3,000
0.04%, 7/12/13	14,500	14,500
0.20%, 7/24/13	3,000	3,000
0.06%, 7/31/13	11,000	10,999
0.10%, 8/7/13	3,000	3,000
0.08%, 8/30/13	4,500	4,499
0.09%, 8/30/13	12,000	11,998
0.07%, 9/6/13	25,000	24,997
0.15%, 9/20/13	13,500	13,495
0.13%, 10/2/13	8,500	8,497
0.11%, 10/11/13	15,000	14,995
0.10%, 10/16/13	4,000	3,999
0.11%, 10/16/13	4,500	4,499
0.10%, 11/27/13	2,000	1,999
0.11%, 12/11/13	8,000	7,996
0.12%, 12/13/13	8,500	8,495
0.16%, 1/2/14	3,500	3,497
0.10%, 1/21/14	3,000	2,998
0.16%, 2/3/14	1,500	1,499
0.17%, 2/13/14	3,000	2,997
0.16%, 3/10/14	1,500	1,498
0.14%, 4/1/14	8,000	7,992
FHLB FRN, 0.09%, 7/1/13	5,000	5,000
0.12%, 7/1/13	8,500	8,500
0.14%, 7/1/13	9,000	8,999

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 57.3%(1) continued
Federal Home Loan Bank - 28.5% continued
0.16%, 7/1/13	$5,000	$5,000
0.22%, 7/1/13	8,300	8,300
0.16%, 7/6/13	5,000	5,000
0.12%, 7/16/13	3,000	3,000
0.14%, 7/19/13	15,000	14,998
0.16%, 7/23/13	6,000	5,999
0.15%, 7/24/13	8,000	7,999
0.13%, 7/25/13	4,399	4,399
0.15%, 7/25/13	2,500	2,500
0.16%, 7/27/13	4,500	4,500
0.17%, 7/27/13	11,000	10,999

		398,439

Federal Home Loan Mortgage Corporation - 6.0%
FHLMC Bonds,
4.13%, 9/27/13	5,000	5,048
0.15%, 3/27/14	10,000	9,999
FHLMC Discount Notes,
0.18%, 7/2/13	2,000	2,000
0.01%, 7/4/13	11,000	11,000
0.03%, 7/4/13	6,500	6,500
0.10%, 7/16/13	9,000	9,000
0.13%, 8/1/13	8,500	8,499
0.16%, 1/14/14	17,000	16,985
0.11%, 1/22/14	5,000	4,997
0.16%, 2/3/14	1,500	1,499
FHLMC FRN,
0.19%, 7/5/13	9,000	9,001

		84,528

Federal National Mortgage Association - 15.3%
FNMA Bond,
1.00%, 9/23/13	5,000	5,010
FNMA Discount Notes,
0.01%, 7/2/13	24,500	24,500
0.02%, 7/2/13	14,000	14,000
0.11%, 7/2/13	14,500	14,500
0.02%, 7/3/13	15,000	15,000
0.00%, 7/4/13	16,827	16,827
0.13%, 8/1/13	5,000	4,999
0.15%, 9/3/13	8,500	8,498
0.13%, 10/1/13	9,500	9,497
0.10%, 1/8/14	10,000	9,995
0.10%, 1/9/14	9,000	8,995
0.13%, 1/27/14	4,000	3,997
0.16%, 2/3/14	3,500	3,496
FNMA FRN,
0.31%, 7/1/13	15,000	15,002
0.17%, 7/11/13	10,000	10,000
0.18%, 7/12/13	10,000	10,000
0.17%, 7/20/13	25,000	24,995
0.20%, 7/20/13	3,000	3,001
0.16%, 7/27/13	12,500	12,495

		214,807

Total U.S. Government Agencies (Cost $802,708)		802,708

U.S. GOVERNMENT OBLIGATIONS - 11.4%
U.S. Treasury Bills - 5.3%
0.08%, 7/5/13	3,500	3,500
0.11%, 7/11/13	9,000	9,000
0.10%, 8/1/13	8,000	7,999
0.12%, 8/15/13	11,000	10,998
0.14%, 8/29/13	5,000	4,999
0.11%, 10/3/13	9,000	8,998
0.08%, 12/5/13	15,500	15,495
0.08%, 12/12/13	8,500	8,497
0.14%, 3/6/14	5,000	4,995

		74,481

U.S. Treasury Notes - 6.1%
1.00%, 7/15/13	16,500	16,505
0.38%, 7/31/13	3,500	3,501
3.38%, 7/31/13	4,500	4,512
0.50%, 10/15/13	8,500	8,507
2.75%, 10/31/13	7,500	7,564
1.00%, 1/15/14	14,200	14,263
1.75%, 1/31/14	2,500	2,523
0.25%, 2/28/14	3,000	3,003
1.88%, 2/28/14	19,000	19,221
1.25%, 4/15/14	5,000	5,042

		84,641

Total U.S. Government Obligations (Cost $159,122)		159,122

Investments, at Amortized Cost ($961,830)		961,830

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 29.6%
Joint Repurchase Agreements - 5.3%(2)
Bank of America Securities LLC, dated 6/28/13, repurchase price $25,017 0.06%, 7/1/13	$25,017	$25,017
Morgan Stanley & Co., Inc., dated 6/28/13, repurchase price $25,017 0.12%, 7/1/13	25,016	25,016
Societe Generale, New York Branch, dated 6/28/13, repurchase price $25,016 0.10%, 7/1/13	25,016	25,016

		75,049

Repurchase Agreements - 24.3%(3)
Bank of America N.A., dated 6/28/13 repurchase price $200,003 0.15%, 7/1/13	200,000	200,000
Barclays Capital Inc., dated 6/14/13, repurchase price $20,001 0.07%, 7/15/13(4) (5)	20,000	20,000
Barclays Capital, Inc., dated 6/14/13, repurchase price $20,001 0.08%, 7/15/13(4) (5)	20,000	20,000
Citigroup Global Markets, Inc., dated 6/28/13, repurchase price $100,001 0.14%, 7/1/13	100,000	100,000

		340,000

Total Repurchase Agreements (Cost $415,049)		415,049

Total Investments - 98.3% (Cost $1,376,879)(6)		1,376,879

Other Assets less Liabilities - 1.7%		23,789

NET ASSETS - 100.0%		$1,400,668

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$6,471	3.63%	4/15/28
U.S. Treasury Notes	$69,815	0.75% - 4.00%	8/15/13 - 10/31/17

Total	$76,286

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$17,794	2.98%	7/1/37
FNMA	$105,607	2.09% - 2.80%	4/1/23 - 4/1/43
GNMA	$206,000	4.50%	7/20/41
U.S. Treasury Notes	$20,400	0.25%	4/30/14

Total	$349,801

(4)	Restricted security has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $40,000,000 or 2.9% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Barclays Capital, Inc., 0.07%, 7/15/13	6/14/13	$20,000
Barclays Capital, Inc., 0.08%, 7/15/13	6/14/13	20,000

(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(6)	The cost for federal income tax purposes was $1,376,879.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$—	$1,376,879	(1)	$—	$1,376,879

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	JUNE 30, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating rate and variable securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 78.8%(1)
Federal Farm Credit Bank - 23.3%
FFCB Bonds,
0.22%, 7/23/13	$9,500	$9,500
0.26%, 10/30/13	2,500	2,501
0.15%, 1/17/14	6,500	6,499
0.15%, 2/5/14	6,500	6,499
FFCB Discount Notes,
0.22%, 7/3/13	4,500	4,500
0.01%, 7/4/13	60,065	60,065
0.02%, 7/4/13	94,000	94,000
0.04%, 7/9/13	50,000	50,000
0.05%, 7/10/13	12,000	12,000
0.22%, 7/10/13	3,500	3,500
0.18%, 7/11/13	1,500	1,500
0.05%, 7/16/13	25,000	24,999
0.20%, 7/16/13	7,500	7,500
0.18%, 7/17/13	13,000	12,999
0.20%, 7/18/13	3,500	3,500
0.09%, 7/26/13	5,500	5,500
0.06%, 8/5/13	7,500	7,500
0.12%, 8/9/13	1,500	1,500
0.18%, 9/5/13	1,000	1,000
0.18%, 9/9/13	2,000	1,999
0.10%, 10/1/13	3,500	3,498
0.19%, 10/1/13	8,000	7,997
0.12%, 10/7/13	8,000	7,997
0.11%, 10/15/13	15,000	14,995
0.10%, 10/16/13	7,500	7,498
0.18%, 10/18/13	3,000	2,998
0.15%, 11/1/13	9,000	8,995
0.11%, 11/18/13	4,000	3,998
0.20%, 11/22/13	4,000	3,997
0.15%, 3/7/14	4,000	3,996
0.15%, 5/7/14	4,000	3,995
0.15%, 5/9/14	2,000	1,997
0.14%, 5/27/14	4,500	4,494
FFCB FRN,
0.17%, 7/1/13	16,500	16,500
0.21%, 7/1/13	2,500	2,500
0.23%, 7/1/13	6,000	6,004
0.29%, 7/1/13	27,100	27,106
0.30%, 7/1/13	10,500	10,513
0.32%, 7/1/13	24,000	24,017
0.19%, 7/2/13	30,000	30,001
0.14%, 7/4/13	7,500	7,499
0.17%, 7/4/13	41,500	41,502
0.14%, 7/6/13	14,500	14,498
0.16%, 7/6/13	32,000	31,995
0.17%, 7/6/13	8,500	8,501
0.22%, 7/6/13	15,000	15,013
0.14%, 7/9/13	4,000	3,999
0.16%, 7/9/13	8,500	8,497
0.16%, 7/11/13	9,000	9,000
0.15%, 7/12/13	9,500	9,498
0.10%, 7/13/13	5,000	5,000
0.16%, 7/13/13	8,000	8,000
0.22%, 7/13/13	6,000	6,004
0.19%, 7/15/13	6,900	6,902
0.16%, 7/16/13	17,000	16,999
0.17%, 7/16/13	3,500	3,500
0.17%, 7/18/13	9,500	9,497
0.14%, 7/20/13	7,500	7,498
0.18%, 7/22/13	12,500	12,500
0.21%, 7/22/13	11,500	11,501
0.22%, 7/22/13	14,040	14,041
0.16%, 7/23/13	8,500	8,499
0.16%, 7/25/13	8,500	8,498
0.14%, 7/26/13	17,000	16,996
0.20%, 7/27/13	14,500	14,506
0.19%, 7/28/13	4,500	4,500

		814,600

Federal Home Loan Bank - 54.7%
FHLB Bonds,
0.11%, 7/17/13	83,500	83,499
0.18%, 8/20/13	7,000	7,000
0.50%, 8/28/13	15,535	15,545
0.14%, 9/5/13	25,000	25,000
0.26%, 9/9/13	10,500	10,502
0.15%, 9/11/13	20,000	19,999
0.28%, 9/12/13	7,500	7,502
0.13%, 9/18/13	16,000	15,999
0.13%, 9/19/13	4,000	3,999
0.12%, 10/1/13	16,500	16,500
0.12%, 10/3/13	35,000	34,999
0.13%, 10/9/13	20,500	20,500
0.12%, 10/11/13	8,000	7,999
0.10%, 11/1/13	16,000	15,999
0.10%, 11/13/13	10,500	10,499

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 78.8%(1) continued
Federal Home Loan Bank - 54.7% continued
0.14%, 11/19/13	$35,000	$34,997
0.28%, 11/21/13	2,000	2,000
0.18%, 1/7/14	19,000	18,998
0.20%, 6/12/14	15,500	15,500
FHLB Discount Notes,
0.01%, 7/2/13	30,000	30,000
0.11%, 7/2/13	12,500	12,500
0.05%, 7/3/13	180,000	179,999
0.09%, 7/3/13	29,000	29,000
0.10%, 7/4/13	7,500	7,500
0.05%, 7/5/13	4,000	4,000
0.02%, 7/10/13	28,000	28,000
0.06%, 7/17/13	14,000	13,999
0.08%, 7/17/13	22,000	21,999
0.13%, 7/17/13	20,000	19,999
0.08%, 7/19/13	33,500	33,499
0.20%, 7/24/13	6,200	6,199
0.08%, 7/26/13	26,500	26,499
0.06%, 7/31/13	96,500	96,495
0.08%, 8/6/13	38,500	38,497
0.07%, 8/7/13	25,000	24,998
0.13%, 8/7/13	4,500	4,500
0.08%, 8/9/13	5,000	4,999
0.09%, 8/9/13	25,000	24,997
0.13%, 8/9/13	47,500	47,494
0.07%, 8/14/13	26,500	26,498
0.10%, 8/21/13	25,000	24,997
0.15%, 8/23/13	50,000	49,989
0.09%, 8/28/13	66,500	66,490
0.08%, 8/30/13	19,000	18,997
0.09%, 8/30/13	29,500	29,496
0.07%, 9/6/13	75,000	74,988
0.14%, 9/6/13	16,500	16,497
0.14%, 9/11/13	32,500	32,491
0.19%, 9/12/13	2,500	2,499
0.10%, 9/13/13	8,000	7,998
0.14%, 9/13/13	25,000	24,993
0.08%, 9/17/13	20,000	19,997
0.09%, 9/18/13	25,000	24,994
0.13%, 9/18/13	18,500	18,496
0.14%, 9/18/13	5,500	5,499
0.11%, 10/1/13	2,500	2,499
0.13%, 10/2/13	11,000	10,996
0.12%, 10/4/13	3,000	2,999
0.11%, 10/11/13	16,000	15,995
0.13%, 10/15/13	16,000	15,994
0.10%, 10/16/13	10,000	9,997
0.11%, 10/16/13	9,000	8,997
0.13%, 10/21/13	6,500	6,497
0.11%, 12/2/13	5,000	4,998
0.10%, 12/4/13	12,500	12,495
0.11%, 12/11/13	37,000	36,982
0.12%, 12/11/13	4,000	3,998
0.12%, 12/13/13	40,000	39,978
0.12%, 12/18/13	4,000	3,998
0.14%, 12/20/13	25,000	24,984
0.16%, 1/2/14	9,000	8,993
0.10%, 1/21/14	7,000	6,996
0.16%, 2/3/14	4,000	3,996
0.17%, 2/13/14	7,500	7,492
0.16%, 3/10/14	4,000	3,996
0.14%, 4/1/14	12,000	11,988
0.14%, 4/24/14	1,350	1,348
FHLB FRN,
0.12%, 7/1/13	5,000	5,000
0.14%, 7/1/13	16,000	15,998
0.15%, 7/1/13	15,000	14,998
0.16%, 7/1/13	15,000	14,999
0.17%, 7/1/13	15,000	14,999
0.22%, 7/1/13	22,300	22,300
0.16%, 7/3/13	20,000	19,997
0.16%, 7/6/13	10,000	10,000
0.12%, 7/16/13	6,000	6,000
0.14%, 7/19/13	17,500	17,497
0.16%, 7/23/13	15,000	14,999
0.15%, 7/24/13	20,500	20,498
0.15%, 7/25/13	6,300	6,300
0.17%, 7/27/13	15,000	14,998

		1,911,927

Tennessee Valley Authority - 0.8%
TVA Discount Notes,
0.09%, 7/18/13	10,000	10,000
0.08%, 7/25/13	10,000	9,999
0.07%, 8/15/13	8,000	7,999

		27,998

Total U.S. Government Agencies (Cost $2,754,525)		2,754,525

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 13.0%
U.S. Treasury Bills - 5.0%
0.04%, 7/11/13	$39,500	$39,499
0.11%, 7/11/13	7,000	7,000
0.10%, 8/1/13	12,000	11,999
0.04%, 8/15/13	25,000	24,997
0.12%, 8/15/13	37,500	37,496
0.14%, 8/29/13	13,000	12,997
0.11%, 10/3/13	24,500	24,493
0.11%, 12/26/13	16,000	15,992

		174,473

U.S. Treasury Notes - 8.0%
1.00%, 7/15/13	123,000	123,038
0.38%, 7/31/13	25,000	25,004
3.38%, 7/31/13	7,500	7,520
2.75%, 10/31/13	13,000	13,111
1.00%, 1/15/14	20,000	20,088
1.75%, 1/31/14	16,500	16,656
0.25%, 2/28/14	19,000	19,016
1.88%, 2/28/14	54,000	54,627

		279,060

Total U.S. Government Obligations (Cost $453,533)		453,533

Investments, at Amortized Cost ($3,208,058)		3,208,058

REPURCHASE AGREEMENTS - 11.2%
Repurchase Agreements - 11.2%(2)
Bank of America N.A., dated 6/28/13, repurchase price $200,003 0.15%, 7/1/13	200,000	200,000
Credit Suisse Securities, dated 6/28/13, repurchase price $41,743 0.11%, 7/1/13	41,743	41,743
Mizuho Securities USA, Inc., dated 6/28/13, repurchase price $150,002 0.12%, 7/1/13	150,000	150,000

		391,743

Total Repurchase Agreements (Cost $391,743)		391,743

Total Investments - 103.0% (Cost $3,599,801)(3)		3,599,801

Liabilities less Other Assets - (3.0)%		(104,550)

NET ASSETS - 100.0%		$3,495,251

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
GNMA	$206,000	4.50%	7/20/41
U.S. Treasury Bonds	$103,117	0.57% - 4.63%	2/15/16 - 11/15/42
U.S. Treasury Notes	$74,728	0.13% - 3.88%	4/15/16 - 5/15/18
U.S. Treasury Strips	$18,780	0.51% - 1.17%	11/15/15 - 11/15/17

Total	$402,625

(3)	The cost for federal income tax purposes was $3,599,801.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,599,801	(1)	$—	$3,599,801

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating rate and variable securities.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	JUNE 30, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CORE BOND FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.4%
Automobile - 0.3%
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	$260	$260

Commercial Mortgage-Backed Securities - 9.1%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	350	385
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4,
5.41%, 12/11/40	500	536
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	490	544
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	665	734
JP Morgan Chase Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1, Class A2,
4.63%, 3/15/46	87	88
JP Morgan Chase Commercial Mortgage Securities Trust,Series 2006-CB16, Class A4,
5.55%, 5/12/45	530	584
JP Morgan Chase Commercial Mortgage Securities Trust,Series 2006-LDP8, Class A4,
5.40%, 5/15/45	440	483
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	1	1
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4,
5.66%, 3/15/39	330	362
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4,
6.06%, 6/15/38	410	455
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	4	4
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4,
5.74%, 8/12/43	465	516
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	653	721
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	586	645
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4,
5.16%, 10/12/52	65	70
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,
5.46%, 12/15/44	270	292
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4,
5.92%, 5/15/43	500	549
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	600	663

		7,632

Total Asset-Backed Securities (Cost $8,006)		7,892

CORPORATE BONDS - 37.6%
Aerospace/Defense - 0.3%
Northrop Grumman Corp.,
1.75%, 6/1/18	100	97
United Technologies Corp.,
1.80%, 6/1/17	170	171

		268

Agriculture - 1.6%
Altria Group, Inc.,
10.20%, 2/6/39	205	309
4.50%, 5/2/43	285	253
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	125	132
8.50%, 6/15/19	205	253
Lorillard Tobacco Co.,
8.13%, 6/23/19	300	368

		1,315

Auto Manufacturers - 0.8%
Ford Motor Co.,
7.45%, 7/16/31	65	78
4.75%, 1/15/43	145	128
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	120	126
1.00%, 3/15/16(2)	290	287

		619

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.6% continued
Auto Parts & Equipment - 0.4%
BorgWarner, Inc.,
4.63%, 9/15/20	$240	$252
Johnson Controls, Inc.,
1.75%, 3/1/14	90	91

		343

Banks - 6.4%
Bank of America Corp.,
3.75%, 7/12/16	75	79
3.88%, 3/22/17	200	209
6.00%, 9/1/17	170	191
2.00%, 1/11/18	105	102
5.70%, 1/24/22	260	289
Capital One N.A.,
1.50%, 3/22/18	230	222
Citigroup, Inc.,
2.65%, 3/2/15	135	138
1.25%, 1/15/16	65	64
6.00%, 8/15/17	370	417
3.50%, 5/15/23	190	171
Discover Bank,
2.00%, 2/21/18	125	121
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	180	188
5.63%, 1/15/17	145	157
2.38%, 1/22/18	115	113
5.75%, 1/24/22	255	281
6.75%, 10/1/37	135	138
6.25%, 2/1/41	90	102
HSBC USA, Inc.,
2.38%, 2/13/15	125	128
1.63%, 1/16/18	95	93
JPMorgan Chase & Co.,
7.90%, 4/30/18	135	153
6.30%, 4/23/19	130	151
4.50%, 1/24/22	175	183
3.38%, 5/1/23	95	88
5.15%, 5/1/23	155	148
Morgan Stanley,
4.00%, 7/24/15	175	182
3.45%, 11/2/15	105	108
4.75%, 3/22/17	120	127
7.30%, 5/13/19	160	186
5.75%, 1/25/21	100	108
3.75%, 2/25/23	175	167
4.10%, 5/22/23	245	226
6.38%, 7/24/42	96	107
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23	95	89
Wells Fargo & Co.,
7.98%, 3/15/18	135	152

		5,378

Beverages - 0.3%
SABMiller Holdings, Inc.,
1.85%, 1/15/15(2)	225	228

Biotechnology - 0.8%
Celgene Corp.,
3.25%, 8/15/22	40	38
Genzyme Corp.,
3.63%, 6/15/15	110	116
Gilead Sciences, Inc.,
3.05%, 12/1/16	280	296
Life Technologies Corp.,
5.00%, 1/15/21	225	239

		689

Chemicals - 0.6%
Airgas, Inc.,
1.65%, 2/15/18	140	136
Cabot Corp.,
2.55%, 1/15/18	110	110
Eastman Chemical Co.,
2.40%, 6/1/17	150	150
Ecolab, Inc.,
1.45%, 12/8/17	110	107

		503

Commercial Services - 0.3%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	220	259

Computers - 0.5%
Hewlett-Packard Co.,
2.60%, 9/15/17	105	105
International Business Machines Corp.,
1.63%, 5/15/20	95	89
NetApp, Inc.,
2.00%, 12/15/17	255	248

		442

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.6% continued
Distribution/Wholesale - 0.2%
Glencore Funding LLC,
4.13%, 5/30/23(1) (2)	$200	$178

Diversified Financial Services - 3.9%
American Express Credit Corp.,
2.80%, 9/19/16	225	234
Caterpillar Financial Services Corp.,
1.05%, 3/26/15	95	96
Countrywide Financial Corp.,
6.25%, 5/15/16	205	224
FMR LLC,
6.45%, 11/15/39(1) (2)	430	493
Ford Motor Credit Co. LLC,
3.00%, 6/12/17	200	200
General Electric Capital Corp.,
2.25%, 11/9/15	140	143
3.35%, 10/17/16	140	147
5.63%, 5/1/18	255	292
6.25%, 12/15/22	250	266
Hyundai Capital America,
1.63%, 10/2/15(2)	455	453
4.00%, 6/8/17(1) (2)	90	93
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	180	205
SLM Corp.,
3.88%, 9/10/15	55	56
Toyota Motor Credit Corp.,
0.80%, 5/17/16	345	343

		3,245

Electric - 2.4%
CMS Energy Corp.,
8.75%, 6/15/19	180	232
Commonwealth Edison Co.,
4.70%, 4/15/15	170	181
Duke Energy Corp.,
2.10%, 6/15/18	100	99
Duke Energy Florida, Inc.,
5.65%, 6/15/18	155	180
Exelon Corp.,
5.63%, 6/15/35	170	175
Exelon Generation Co. LLC,
6.20%, 10/1/17	100	114
6.25%, 10/1/39	165	180
ITC Holdings Corp.,
4.05%, 7/1/23	165	165
Nisource Finance Corp.,
4.80%, 2/15/44	150	136
Northeast Utilities,
1.45%, 5/1/18	65	63
PPL Capital Funding, Inc.,
3.50%, 12/1/22	95	91
Progress Energy, Inc.,
7.75%, 3/1/31	180	233
Virginia Electric and Power Co.,
1.20%, 1/15/18	170	165

		2,014

Electronics - 0.5%
Agilent Technologies, Inc.,
6.50%, 11/1/17	195	225
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	150	156

		381

Food - 0.2%
ConAgra Foods, Inc.,
2.10%, 3/15/18	135	134

Gas - 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	115	136

Healthcare - Products - 0.6%
Baxter International, Inc.,
5.38%, 6/1/18	130	149
3.20%, 6/15/23	165	162
CR Bard, Inc.,
1.38%, 1/15/18	75	73
Medtronic, Inc.,
1.38%, 4/1/18	80	78

		462

Healthcare - Services - 0.6%
Aetna, Inc.,
6.00%, 6/15/16	90	102
Cigna Corp.,
2.75%, 11/15/16	100	104
Humana, Inc.,
3.15%, 12/1/22	65	60
4.63%, 12/1/42	30	27
WellPoint, Inc.,
1.88%, 1/15/18	100	98

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.6% continued
Healthcare - Services - 0.6% continued
3.13%, 5/15/22	$115	$109

		500

Insurance - 2.3%
Aflac, Inc.,
2.65%, 2/15/17	90	92
American International Group, Inc.,
2.38%, 8/24/15	90	91
3.80%, 3/22/17	175	184
4.88%, 6/1/22	165	176
8.18%, 5/15/58	150	183
Liberty Mutual Group, Inc.,
5.00%, 6/1/21(1) (2)	120	127
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	100	103
Principal Financial Group, Inc.,
1.85%, 11/15/17	60	59
Protective Life Corp.,
8.45%, 10/15/39	350	449
Prudential Financial, Inc.,
3.00%, 5/12/16	280	292
5.63%, 6/15/43	205	201

		1,957

Internet - 0.6%
Amazon.com, Inc.,
1.20%, 11/29/17	60	58
Symantec Corp.,
2.75%, 9/15/15	230	237
2.75%, 6/15/17	130	131
4.20%, 9/15/20	85	87

		513

Iron/Steel - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	130	140

Machinery - Diversified - 0.2%
Roper Industries, Inc.,
6.25%, 9/1/19	160	186

Media - 2.5%
CBS Corp.,
1.95%, 7/1/17	75	75
Comcast Corp.,
4.95%, 6/15/16	85	94
6.30%, 11/15/17	140	165
4.25%, 1/15/33	160	153
6.40%, 5/15/38	240	287
COX Communications, Inc.,
2.95%, 6/30/23(1) (2)	85	77
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1.75%, 1/15/18	130	126
5.20%, 3/15/20	155	167
5.15%, 3/15/42	160	143
NBCUniversal Enterprise, Inc.,
1.97%, 4/15/19(1) (2)	110	107
NBCUniversal Media LLC,
4.38%, 4/1/21	130	140
News America, Inc.,
7.25%, 5/18/18	115	140
6.90%, 8/15/39	125	147
Time Warner Cable, Inc.,
5.50%, 9/1/41	160	141
Time Warner, Inc.,
6.10%, 7/15/40	140	153

		2,115

Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	90	89
3.88%, 3/15/23(1) (2)	105	95
5.45%, 3/15/43(1) (2)	105	93
Newmont Mining Corp.,
3.50%, 3/15/22	90	77

		354

Miscellaneous Manufacturing - 0.4%
Eaton Corp.,
1.50%, 11/2/17(1) (2)	70	68
General Electric Co.,
0.85%, 10/9/15	110	110
5.25%, 12/6/17	120	135

		313

Office/Business Equipment - 0.5%
Xerox Corp.,
4.25%, 2/15/15	235	245
2.95%, 3/15/17	110	111
4.50%, 5/15/21	90	93

		449

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.6% continued
Oil & Gas - 1.1%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	$180	$207
EQT Corp.,
4.88%, 11/15/21	145	149
Marathon Oil Corp.,
2.80%, 11/1/22	175	162
Phillips 66,
2.95%, 5/1/17	200	206
Rowan Cos., Inc.,
4.88%, 6/1/22	195	201

		925

Oil & Gas Services - 0.3%
Cameron International Corp.,
6.38%, 7/15/18	100	117
National Oilwell Varco, Inc.,
1.35%, 12/1/17	125	122

		239

Pharmaceuticals - 1.4%
Cardinal Health, Inc.,
1.70%, 3/15/18	57	55
3.20%, 3/15/23	218	203
Express Scripts Holding Co.,
3.13%, 5/15/16	160	166
McKesson Corp.,
0.95%, 12/4/15	165	165
5.70%, 3/1/17	100	113
Medco Health Solutions, Inc.,
2.75%, 9/15/15	125	129
Mylan, Inc.,
1.80%, 6/24/16(1) (2)	125	125
7.63%, 7/15/17(2)	150	166
Teva Pharmaceutical Finance IV LLC,
2.25%, 3/18/20	85	81

		1,203

Pipelines - 1.9%
Energy Transfer Partners L.P.,
3.60%, 2/1/23	105	98
6.50%, 2/1/42	160	171
Enterprise Products Operating LLC,
3.20%, 2/1/16	225	236
6.45%, 9/1/40	220	255
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	200	232
5.00%, 3/1/43	120	113
ONEOK Partners L.P.,
2.00%, 10/1/17	55	54
Sunoco Logistics Partners Operations L.P.,
3.45%, 1/15/23	65	60
Williams (The) Cos., Inc.,
3.70%, 1/15/23	140	130
Williams Partners L.P.,
3.80%, 2/15/15	245	256

		1,605

Real Estate Investment Trusts - 3.0%
American Tower Corp.,
4.50%, 1/15/18	200	213
3.50%, 1/31/23	165	151
Boston Properties L.P.,
4.13%, 5/15/21	125	128
Corporate Office Properties L.P.,
3.60%, 5/15/23(1) (2)	120	111
DDR Corp.,
7.50%, 7/15/18	115	137
EPR Properties,
5.75%, 8/15/22	20	20
5.25%, 7/15/23	230	223
ERP Operating L.P.,
5.25%, 9/15/14	140	147
4.63%, 12/15/21	160	169
HCP, Inc.,
5.63%, 5/1/17	150	167
3.75%, 2/1/19	70	72
2.63%, 2/1/20	150	141
Health Care REIT, Inc.,
2.25%, 3/15/18	65	64
Host Hotels & Resorts L.P.,
4.75%, 3/1/23	180	180
Kimco Realty Corp.,
5.70%, 5/1/17	115	129
Realty Income Corp.,
2.00%, 1/31/18	100	97
Ventas Realty L.P./Ventas Capital Corp.,
2.00%, 2/15/18	115	111
4.00%, 4/30/19	90	94
4.75%, 6/1/21	180	189

		2,543

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.6% continued
Retail - 0.7%
CVS Caremark Corp.,
5.75%, 6/1/17	$100	$115
5.75%, 5/15/41	150	169
McDonald’s Corp.,
5.80%, 10/15/17	180	210
Walgreen Co.,
1.80%, 9/15/17	95	94

		588

Semiconductors - 0.3%
Intel Corp.,
1.35%, 12/15/17	120	117
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	160	159

		276

Software - 0.5%
Autodesk, Inc.,
1.95%, 12/15/17	215	210
Oracle Corp.,
1.20%, 10/15/17	245	238

		448

Telecommunications - 0.4%
AT&T, Inc.,
1.40%, 12/1/17	130	126
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	75	74
Juniper Networks, Inc.,
4.60%, 3/15/21	160	164

		364

Transportation - 0.3%
Burlington Northern Santa Fe LLC,
3.60%, 9/1/20	175	181
CSX Corp.,
4.75%, 5/30/42	95	91

		272

Total Corporate Bonds (Cost $31,570)		31,584

FOREIGN ISSUER BONDS - 9.4%
Banks - 1.4%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	170	179
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	170	169
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
3.95%, 11/9/22	65	62
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2)	315	336
Royal Bank of Canada,
1.20%, 9/19/17	300	293
Westpac Banking Corp.,
3.00%, 12/9/15	150	157

		1,196

Beverages - 1.0%
Diageo Capital PLC,
0.63%, 4/29/16	140	139
Heineken N.V.,
1.40%, 10/1/17(1) (2)	75	73
Pernod-Ricard S.A.,
2.95%, 1/15/17(1) (2)	415	424
4.45%, 1/15/22(1) (2)	110	112
SABMiller PLC,
6.50%, 7/1/16(1) (2)	105	120

		868

Chemicals - 0.6%
Agrium, Inc.,
3.50%, 6/1/23	65	63
4.90%, 6/1/43	105	99
LyondellBasell Industries N.V.,
5.00%, 4/15/19	210	228
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	80	84

		474

Diversified Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	165	174

Electric - 0.3%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	225	235

Healthcare - Products - 0.2%
Covidien International Finance S.A.,
1.35%, 5/29/15	200	202

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Insurance - 1.1%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	$255	$294
5.50%, 11/15/20	190	206
QBE Insurance Group Ltd.,
2.40%, 5/1/18(1) (2)	60	59
XL Group PLC,
6.50%, 4/15/17	400	390

		949

Mining - 0.8%
Anglo American Capital PLC,
2.63%, 9/27/17(1) (2)	100	98
Goldcorp, Inc.,
2.13%, 3/15/18	260	249
Rio Tinto Finance USA PLC,
1.63%, 8/21/17	135	132
Teck Resources Ltd.,
3.00%, 3/1/19	90	88
Xstrata Finance Canada Ltd.,
2.70%, 10/25/17(1) (2)	120	116

		683

Miscellaneous Manufacturing - 0.3%
Pentair Finance S.A.,
1.88%, 9/15/17	95	93
Tyco Electronics Group S.A.,
6.55%, 10/1/17	100	116

		209

Oil & Gas - 2.2%
BP Capital Markets PLC,
1.38%, 11/6/17	215	210
1.38%, 5/10/18	75	72
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	145	165
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	95	86
Ensco PLC,
3.25%, 3/15/16	140	146
Lukoil International Finance B.V.,
3.42%, 4/24/18(1) (2)	105	102
Petrobras Global Finance B.V.,
3.00%, 1/15/19	95	88
Petrobras International Finance Co. - Pifco,
3.50%, 2/6/17	165	164
Petro-Canada,
6.05%, 5/15/18	245	284
Petroleos Mexicanos,
5.50%, 1/21/21	205	218
Transocean, Inc.,
5.05%, 12/15/16	305	332

		1,867

Oil & Gas Services - 0.4%
Weatherford International Ltd.,
5.13%, 9/15/20	180	188
5.95%, 4/15/42	150	142

		330

Pipelines - 0.1%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	85	85

Telecommunications - 0.1%
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	80	79

Transportation - 0.7%
Kansas City Southern de Mexico S.A.de C.V.,
2.35%, 5/15/20(1) (2)	575	556

Total Foreign Issuer Bonds (Cost $7,872)		7,907

U.S. GOVERNMENT AGENCIES - 25.6% (3)
Fannie Mae - 18.9%
Pool #535714,
7.50%, 1/1/31	17	19
Pool #555599,
7.00%, 4/1/33	43	51
Pool #656035,
7.50%, 9/1/32	21	24
Pool #712130,
7.00%, 6/1/33	18	21
Pool #845182,
5.50%, 11/1/35	397	433
Pool #890009,
5.50%, 9/1/36	244	267
Pool #890384,
4.50%, 10/1/41	33	36
Pool #893082,
2.99%, 9/1/36	252	269

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.6% (3) continued
Fannie Mae - 18.9% continued
Pool #932638,
5.00%, 3/1/40	$550	$606
Pool #AA7583,
4.50%, 6/1/39	29	31
Pool #AB1470,
4.50%, 9/1/40	629	667
Pool #AB2693,
4.50%, 4/1/41	708	763
Pool #AB3114,
5.00%, 6/1/41	478	524
Pool #AC9581,
5.50%, 1/1/40	327	357
Pool #AD0915,
5.50%, 12/1/38	460	507
Pool #AD6929,
5.00%, 6/1/40	426	466
Pool #AE6415,
4.00%, 10/1/40	581	609
Pool #AH1166,
4.50%, 12/1/40	956	1,020
Pool #AH1507,
4.50%, 12/1/40	406	439
Pool #AH9109,
4.50%, 4/1/41	38	41
Pool #AJ0799,
4.00%, 9/1/41	237	248
Pool #AJ1713,
4.00%, 9/1/41	270	283
Pool #AJ4048,
4.00%, 10/1/41	633	664
Pool #AJ4467,
4.00%, 11/1/41	255	268
Pool #AJ5836,
4.00%, 11/1/41	265	278
Pool #AJ7686,
4.00%, 12/1/41	317	332
Pool #AO6996,
3.50%, 6/1/42	495	504
Pool #AP2427,
3.50%, 8/1/42	554	563
Pool #AP4514,
3.50%, 9/1/42	389	396
Pool #AP4515,
3.50%, 9/1/42	529	538
Pool #AP6598,
3.50%, 9/1/42	466	474
Pool TBA,
3.00%, 7/13/43(4)	2,775	2,711
4.00%, 7/13/43(4)	995	1,037
4.50%, 7/13/43(4)	400	423

		15,869

Freddie Mac - 1.1%
Pool #1B3575,
6.16%, 9/1/37	86	92
Pool #1G2296,
6.26%, 11/1/37	347	372
Pool #1J0365,
2.95%, 4/1/37	174	186
Pool #1J2840,
3.02%, 9/1/37	225	240

		890

Freddie Mac Gold - 4.4%
Pool #A65182,
6.50%, 9/1/37	780	878
Pool #C02790,
6.50%, 4/1/37	468	523
Pool #C02838,
5.50%, 5/1/37	370	399
Pool #C03517,
4.50%, 9/1/40	345	364
Pool #C03837,
3.50%, 4/1/42	1,127	1,146
Pool #G01954,
5.00%, 11/1/35	331	354

		3,664

Government National Mortgage Association - 0.8%
Series 2012-2, Class A,
1.86%, 6/16/31	371	374
Series 2013-45, Class A,
1.45%, 10/16/40	303	302

		676

Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	14	16

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.6%(3) continued
Government National Mortgage Association I - 0.0% continued
Pool #633627,
5.50%, 9/15/34	$23	$25

		41

Government National Mortgage Association II - 0.4%
Pool #82581,
4.00%, 7/20/40	339	361

Total U.S. Government Agencies (Cost $21,227)		21,501

U.S. GOVERNMENT OBLIGATIONS - 11.9%
U.S. Treasury Bonds - 3.5%
3.13%, 2/15/43	3,160	2,950

U.S. Treasury Notes - 8.4%
0.38%, 6/30/15	135	135
1.38%, 6/30/18	3,170	3,168
1.88%, 6/30/20	2,415	2,406
1.75%, 5/15/23	1,490	1,395

		7,104

Total U.S. Government Obligations (Cost $10,204)		10,054

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 13.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	11,477,655	$11,478

Total Investment Companies (Cost $11,478)		11,478

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.4%
U.S. Treasury Bill,
0.06%, 11/29/13	$2,000	$1,999

Total Short-Term Investments (Cost $1,999)		1,999

Total Investments - 109.9% (Cost $92,356)		92,415

Liabilities less Other Assets - (9.9)%		(8,320)

NET ASSETS - 100.0%		$84,095

(1)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $4,824,000 or 5.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC,
2.63%, 9/27/17	9/20/12	$100

Corporate Office Properties L.P.,
3.60%, 5/15/23	5/1/13	120

COX Communications, Inc.,
2.95%, 6/30/23	4/24/13	85

Eaton Corp.,
1.50%, 11/2/17	11/14/12	70

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	218

FMR LLC,
6.45%, 11/15/39	1/6/10-4/30/10	411

Freeport-McMoRan Copper & Gold, Inc.,
3.88%, 3/15/23	2/28/13	105

Freeport-McMoRan Copper & Gold, Inc.,
5.45%, 3/15/43	2/28/13	105

Glencore Funding LLC,
4.13%, 5/30/23	5/22/13	200

Heineken N.V.,
1.40%, 10/1/17	10/02/12	75

Hyundai Capital America,
4.00%, 6/8/17	12/01/11	90

Kansas City Southern de Mexico S.A. de C.V.,
2.35%, 5/15/20	4/24/13-6/7/13	565

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	216

Liberty Mutual Group, Inc.,
5.00%, 6/1/21	4/12/13	133

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	$313

Lukoil International Finance B.V.,
3.42%, 4/24/18	4/17/13	105

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	180

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	100

Mylan, Inc.,
1.80%, 6/24/16	6/18/13	125

NBCUniversal Enterprise, Inc.,
1.97%, 4/15/19	3/20/13	110

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	119

Pernod-Ricard S.A.,
2.95%, 1/15/17	1/5/12-4/12/13	431

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11	110

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	225

QBE Insurance Group Ltd.,
2.40%, 5/1/18	4/24/13	60

SABMiller PLC,
6.50%, 7/1/16	10/28/10	126

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	159

Xstrata Finance Canada Ltd.,
2.70%, 10/25/17	10/22/12	120

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $801,000 with net purchases of approximately $10,677,000 during the three months ended June 30, 2013.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2013, the quality distribution for the Core Bond Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
U.S. Treasury	14.2%
U.S. Agency	22.1
AAA	7.4
AA	2.8
A	11.7
BBB	28.7
BB	0.7
Cash Equivalents	12.4

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$7,892	(1)	$—	$7,892
Corporate Bonds	—	31,584	(1)	—	31,584
Foreign Issuer Bonds	—	7,907	(1)	—	7,907
U.S. Government Agencies	—	21,501	(1)	—	21,501
U.S. Government Obligations	—	10,054	(1)	—	10,054
Investment Companies	11,478	—		—	11,478
Short-Term Investments	—	1,999		—	1,999

Total Investments	$11,478	$80,937		$—	$92,415

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$92,556

Gross tax appreciation of investments	$1,504
Gross tax depreciation of investments	(1,645)

Net tax depreciation of investments	$(141)

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.4%
Automobile - 0.3%
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3,
0.77%, 1/15/16	$80	$79
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	5,385	5,390

		5,469

Commercial Mortgage-Backed Securities - 10.1%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A2,
5.52%, 7/10/46	84	84
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	6,960	7,661
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4,
5.41%, 12/11/40	9,515	10,193
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	7,600	7,997
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	195	198
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	11,120	12,348
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	13,805	15,239
JP Morgan Chase Commercial Mortgage Securities Trust,Series 2006-CB16, Class A4,
5.55%, 5/12/45	9,804	10,809
JP Morgan Chase Commercial Mortgage Securities Trust,Series 2006-LDP8, Class A4,
5.40%, 5/15/45	3,595	3,949
JPMCC Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1, Class A2,
4.63%, 3/15/46	1,260	1,268
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	39	40
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4,
5.66%, 3/15/39	7,400	8,108
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4,
6.06%, 6/15/38	2,220	2,464
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	62	62
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4,
5.74%, 8/12/43	10,518	11,660
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	13,423	14,833
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	13,985	15,391
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4,
5.16%, 10/12/52	6,800	7,348
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,
5.46%, 12/15/44	11,390	12,326
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4,
5.92%, 5/15/43	9,024	9,900
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	13,904	15,358

		167,236

Total Asset-Backed Securities (Cost $175,387)		172,705

CORPORATE BONDS - 49.0%
Aerospace/Defense - 0.5%
B/E Aerospace, Inc.,
5.25%, 4/1/22	4,000	3,980
Northrop Grumman Corp.,
1.75%, 6/1/18	2,120	2,056
TransDigm, Inc.,
7.50%, 7/15/21(1) (2)	2,850	2,914

		8,950

Agriculture - 1.5%
Altria Group, Inc.,
10.20%, 2/6/39	3,530	5,313

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.0% continued
Agriculture - 1.5% continued
4.50%, 5/2/43	$5,880	$5,229
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	3,071	3,243
8.50%, 6/15/19	1,975	2,437
Lorillard Tobacco Co.,
8.13%, 6/23/19	6,945	8,510

		24,732

Auto Manufacturers - 0.5%
Ford Motor Co.,
7.45%, 7/16/31	1,350	1,616
4.75%, 1/15/43	3,545	3,118
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	2,730	2,878

		7,612

Auto Parts & Equipment - 0.6%
BorgWarner, Inc.,
4.63%, 9/15/20	3,350	3,519
Dana Holding Corp.,
6.75%, 2/15/21	3,000	3,187
Delphi Corp.,
5.88%, 5/15/19	2,390	2,539

		9,245

Banks - 7.1%
Ally Financial, Inc.,
3.13%, 1/15/16	1,405	1,402
Bank of America Corp.,
3.75%, 7/12/16	4,095	4,293
3.88%, 3/22/17	2,460	2,577
6.00%, 9/1/17	3,255	3,649
2.00%, 1/11/18	2,095	2,029
5.70%, 1/24/22	5,415	6,011
5.20%, 6/1/23	1,715	1,612
Capital One N.A.,
1.50%, 3/22/18	5,275	5,084
Citigroup, Inc.,
2.65%, 3/2/15	2,520	2,569
1.25%, 1/15/16	2,760	2,727
6.00%, 8/15/17	4,475	5,042
5.95%, 1/30/23	4,300	4,279
3.50%, 5/15/23	3,250	2,919
Discover Bank,
2.00%, 2/21/18	2,830	2,739
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	4,120	4,301
5.63%, 1/15/17	2,945	3,192
2.38%, 1/22/18	2,625	2,577
5.75%, 1/24/22	5,810	6,409
6.75%, 10/1/37	2,845	2,914
6.25%, 2/1/41	1,930	2,183
HSBC USA, Inc.,
2.38%, 2/13/15	1,800	1,839
1.63%, 1/16/18	1,955	1,907
JPMorgan Chase & Co.,
7.90%, 4/30/18	2,830	3,198
6.30%, 4/23/19	2,625	3,050
4.50%, 1/24/22	3,780	3,958
3.38%, 5/1/23	1,930	1,797
5.15%, 5/1/23	3,200	3,048
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	190	216
Morgan Stanley,
4.00%, 7/24/15	3,110	3,242
3.45%, 11/2/15	2,580	2,662
4.75%, 3/22/17	2,935	3,113
7.30%, 5/13/19	3,305	3,839
5.75%, 1/25/21	2,485	2,697
3.75%, 2/25/23	1,930	1,846
4.10%, 5/22/23	5,190	4,795
6.38%, 7/24/42	2,396	2,673
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23	1,925	1,795
Wells Fargo & Co.,
7.98%, 3/15/18	2,820	3,187

		117,370

Beverages - 0.3%
Constellation Brands, Inc.,
6.00%, 5/1/22	4,445	4,767
SABMiller Holdings, Inc.,
1.85%, 1/15/15(2)	950	964

		5,731

Biotechnology - 0.3%
Celgene Corp.,
1.90%, 8/15/17	130	129
3.25%, 8/15/22	950	901

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.0% continued
Biotechnology - 0.3% continued
Life Technologies Corp.,
5.00%, 1/15/21	$3,820	$4,062

		5,092

Chemicals - 1.2%
Airgas, Inc.,
1.65%, 2/15/18	3,215	3,122
Ashland, Inc.,
3.00%, 3/15/16(1) (2)	2,395	2,407
Cabot Corp.,
2.55%, 1/15/18	2,390	2,391
CF Industries, Inc.,
6.88%, 5/1/18	4,435	5,214
Huntsman International LLC,
4.88%, 11/15/20	3,960	3,910
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(1) (2)	1,630	1,614
Tronox Finance LLC,
6.38%, 8/15/20(2)	1,935	1,824

		20,482

Commercial Services - 1.5%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	4,605	5,422
Hertz (The) Corp.,
7.50%, 10/15/18	5,450	5,845
5.88%, 10/15/20	2,635	2,714
Service Corp. International,
4.50%, 11/15/20	1,186	1,139
5.38%, 1/15/22(1) (2) (3)	1,600	1,596
United Rentals North America, Inc.,
5.75%, 7/15/18	5,150	5,408
7.63%, 4/15/22	2,025	2,192

		24,316

Computers - 0.7%
Hewlett-Packard Co.,
2.60%, 9/15/17	2,805	2,801
International Business Machines Corp.,
1.63%, 5/15/20	1,985	1,858
NCR Corp.,
5.00%, 7/15/22	970	936
NetApp, Inc.,
2.00%, 12/15/17	5,675	5,528

		11,123

Distribution/Wholesale - 0.2%
Glencore Funding LLC,
4.13%, 5/30/23(1) (2)	4,235	3,777

Diversified Financial Services - 4.3%
American Express Credit Corp.,
2.80%, 9/19/16	4,720	4,901
Capital One Bank USA N.A.,
8.80%, 7/15/19	100	128
Countrywide Financial Corp.,
6.25%, 5/15/16	4,035	4,400
FMR LLC,

6.45%, 11/15/39(1) (2)	8,300	9,508
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	1,820	1,876
7.00%, 4/15/15	1,515	1,643
4.25%, 2/3/17	1,895	1,980
3.00%, 6/12/17	500	501
Franklin Resources, Inc.,
3.13%, 5/20/15	50	52
General Electric Capital Corp.,
2.25%, 11/9/15	4,215	4,319
3.35%, 10/17/16	2,715	2,858
5.63%, 5/1/18	5,290	6,068
6.25%, 12/15/22	3,000	3,188
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1) (2)	4,455	4,566
3.25%, 5/15/18(1) (2)	1,590	1,546
Hyundai Capital America,
4.00%, 6/8/17(1) (2)	1,910	1,979
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	6,870	7,093
International Lease Finance Corp.,
6.25%, 5/15/19	5,395	5,543
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	3,655	4,154
SLM Corp.,
3.88%, 9/10/15	1,095	1,106
6.00%, 1/25/17	3,295	3,443

		70,852

Electric - 3.0%
CMS Energy Corp.,
2.75%, 5/15/14	4,730	4,797
6.55%, 7/17/17	1,900	2,201
5.05%, 2/15/18	4,175	4,638

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.0% continued
Electric - 3.0% continued
8.75%, 6/15/19	$3,200	$4,128
Duke Energy Corp.,
2.10%, 6/15/18	1,990	1,978
Exelon Corp.,
5.63%, 6/15/35	3,525	3,623
Exelon Generation Co. LLC,
6.20%, 10/1/17	2,345	2,681
6.25%, 10/1/39	3,510	3,818
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	3,675	3,785
ITC Holdings Corp.,
4.05%, 7/1/23	3,380	3,386
Nisource Finance Corp.,
4.80%, 2/15/44	3,050	2,762
Northeast Utilities,
1.45%, 5/1/18	1,030	1,000
PPL Capital Funding, Inc.,
3.50%, 12/1/22	1,855	1,774
Progress Energy, Inc.,
7.75%, 3/1/31	3,730	4,826
Puget Energy, Inc.,
5.63%, 7/15/22	4,300	4,559

		49,956

Electronics - 0.4%
Agilent Technologies, Inc.,
6.50%, 11/1/17	3,405	3,928
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	2,905	3,015

		6,943

Environmental Control - 0.3%
Clean Harbors, Inc.,
5.25%, 8/1/20	1,770	1,796
5.13%, 6/1/21	3,850	3,879

		5,675

Food - 0.2%
Smithfield Foods, Inc.,
6.63%, 8/15/22	3,020	3,247

Gas - 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	2,380	2,815

Healthcare - Products - 0.6%
Baxter International, Inc.,
5.38%, 6/1/18	2,860	3,286
3.20%, 6/15/23	3,350	3,286
CR Bard, Inc.,
1.38%, 1/15/18	1,250	1,214
Medtronic, Inc.,
1.38%, 4/1/18	1,770	1,721

		9,507

Healthcare - Services - 1.3%
Aetna, Inc.,
6.00%, 6/15/16	1,875	2,121
Cigna Corp.,
2.75%, 11/15/16	315	327
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	4,895	4,883
Fresenius Medical Care US Finance II, Inc.,
5.88%, 1/31/22(2)	4,875	5,131
HCA, Inc.,
6.50%, 2/15/20	3,435	3,716
Humana, Inc.,
3.15%, 12/1/22	1,350	1,253
4.63%, 12/1/42	590	529
WellPoint, Inc.,
1.88%, 1/15/18	1,985	1,944
3.13%, 5/15/22	2,510	2,380

		22,284

Home Builders - 0.2%
Lennar Corp.,
4.13%, 12/1/18(1) (2)	3,000	2,842
Toll Brothers Finance Corp.,
4.38%, 4/15/23	1,250	1,163

		4,005

Household Products/Wares - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	4,760	4,796

Insurance - 2.3%
Aflac, Inc.,
2.65%, 2/15/17	1,810	1,853
American International Group, Inc.,
2.38%, 8/24/15	1,560	1,585

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.0% continued
Insurance - 2.3% continued
3.80%, 3/22/17	$3,070	$3,218
4.88%, 6/1/22	2,900	3,091
8.18%, 5/15/58	3,350	4,087
ING US, Inc.,
5.65%, 5/15/53(1) (2)	1,610	1,513
Liberty Mutual Group, Inc.,
5.00%, 6/1/21(1) (2)	2,390	2,521
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	1,950	2,017
Principal Financial Group, Inc.,
1.85%, 11/15/17	1,300	1,277
Protective Life Corp.,
7.38%, 10/15/19	85	103
8.45%, 10/15/39	7,990	10,259
Prudential Financial, Inc.,
5.88%, 9/15/42	2,610	2,617
5.63%, 6/15/43	3,915	3,837

		37,978

Internet - 0.8%
Amazon.com, Inc.,
1.20%, 11/29/17	1,300	1,257
Equinix, Inc.,
4.88%, 4/1/20	3,000	2,940
InterActiveCorp,
4.75%, 12/15/22(1) (2)	2,850	2,693
Symantec Corp.,
2.75%, 6/15/17	2,505	2,522
4.20%, 9/15/20	1,930	1,979
VeriSign, Inc.,
4.63%, 5/1/23(2)	1,875	1,819

		13,210

Investment Companies - 0.1%
Prospect Capital Corp.,
5.88%, 3/15/23	1,720	1,632

Iron/Steel - 0.3%
Commercial Metals Co.,
7.35%, 8/15/18	2,745	2,944
Steel Dynamics, Inc.,
6.13%, 8/15/19(2)	1,780	1,882

		4,826

Machinery - Diversified - 0.6%
Case New Holland, Inc.,
7.75%, 9/1/13	5,000	5,031
CNH Capital LLC,
3.63%, 4/15/18(1) (2)	2,350	2,239
Roper Industries, Inc.,
6.25%, 9/1/19	2,250	2,618

		9,888

Media - 4.0%
CBS Corp.,
1.95%, 7/1/17	1,560	1,550
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21(1) (2)	3,815	3,758
5.13%, 2/15/23	4,355	4,083
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(2)	2,850	2,900
Comcast Corp.,
4.95%, 6/15/16	1,239	1,372
6.30%, 11/15/17	2,820	3,332
4.25%, 1/15/33	3,405	3,258
6.40%, 5/15/38	4,805	5,735
COX Communications, Inc.,
2.95%, 6/30/23(1) (2)	1,690	1,537
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1.75%, 1/15/18	2,655	2,563
5.20%, 3/15/20	3,085	3,331
5.15%, 3/15/42	3,590	3,202
McClatchy (The) Co.,
9.00%, 12/15/22(2)	3,050	3,202
NBCUniversal Enterprise, Inc.,
1.97%, 4/15/19(1) (2)	2,505	2,438
NBCUniversal Media LLC,
4.38%, 4/1/21	2,655	2,864
News America, Inc.,
7.25%, 5/18/18	2,365	2,886
6.90%, 8/15/39	2,744	3,227
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	3,110	3,087
Time Warner Cable, Inc.,
5.50%, 9/1/41	3,980	3,498
Time Warner, Inc.,
6.10%, 7/15/40	2,415	2,637
Univision Communications, Inc.,
6.88%, 5/15/19(1) (2)	3,005	3,155

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.0% continued
Media - 4.0% continued
5.13%, 5/15/23(1) (2)	$2,850	$2,693

		66,308

Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	2,445	2,434
3.88%, 3/15/23(1) (2)	2,400	2,172
5.45%, 3/15/43(1) (2)	2,400	2,117
Newmont Mining Corp.,
3.50%, 3/15/22	2,465	2,109

		8,832

Miscellaneous Manufacturing - 0.3%
Eaton Corp.,
1.50%, 11/2/17(1) (2)	1,495	1,451
General Electric Co.,
5.25%, 12/6/17	2,690	3,038

		4,489

Office/Business Equipment - 0.3%
Xerox Corp.,
2.95%, 3/15/17	1,830	1,845
4.50%, 5/15/21	2,450	2,527

		4,372

Oil & Gas - 4.2%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	3,970	4,565
Atwood Oceanics, Inc.,
6.50%, 2/1/20	1,665	1,727
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19(2)	4,000	3,960
Continental Resources, Inc.,
5.00%, 9/15/22	3,875	3,943
4.50%, 4/15/23(2)	1,900	1,848
Denbury Resources, Inc.,
4.63%, 7/15/23	1,920	1,771
EQT Corp.,
4.88%, 11/15/21	3,690	3,796
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1) (2)	6,340	6,039
Marathon Oil Corp.,
2.80%, 11/1/22	3,090	2,859
Newfield Exploration Co.,
7.13%, 5/15/18	3,050	3,164
6.88%, 2/1/20	3,260	3,358
5.75%, 1/30/22	3,360	3,326
Plains Exploration & Production Co.,
6.13%, 6/15/19	2,475	2,624
6.75%, 2/1/22	1,835	1,945
QEP Resources, Inc.,
6.88%, 3/1/21	7,020	7,564
Range Resources Corp.,
5.75%, 6/1/21	3,615	3,724
Rosetta Resources, Inc.,
5.63%, 5/1/21	1,430	1,396
Rowan Cos., Inc.,
4.88%, 6/1/22	3,560	3,673
Tesoro Corp.,
4.25%, 10/1/17	750	769
5.38%, 10/1/22	850	861
Western Refining, Inc.,
6.25%, 4/1/21(1) (2)	3,250	3,177
WPX Energy, Inc.,
6.00%, 1/15/22	3,250	3,283

		69,372

Oil & Gas Services - 0.2%
Exterran Partners L.P./EXLP Finance Corp.,
6.00%, 4/1/21(2)	3,810	3,753

Packaging & Containers - 0.7%
Ball Corp.,
5.75%, 5/15/21	1,035	1,089
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23(1) (2)	5,750	5,419
Graphic Packaging International, Inc.,
4.75%, 4/15/21	4,015	3,885
Rock Tenn Co.,
3.50%, 3/1/20	1,935	1,894

		12,287

Pharmaceuticals - 1.0%
Cardinal Health, Inc.,
1.90%, 6/15/17	60	59
1.70%, 3/15/18	1,140	1,106
3.20%, 3/15/23	4,090	3,817
Express Scripts Holding Co.,
3.13%, 5/15/16	4,005	4,165

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.0% continued
Pharmaceuticals - 1.0% continued
Medco Health Solutions, Inc.,
2.75%, 9/15/15	$1,980	$2,036
Mylan, Inc.,
1.80%, 6/24/16(1) (2)	1,125	1,122
7.63%, 7/15/17(2)	2,450	2,713
Teva Pharmaceutical Finance IV LLC,
2.25%, 3/18/20	1,760	1,683

		16,701

Pipelines - 2.0%
Access Midstream Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	4,000	4,050
Energy Transfer Partners L.P.,
5.20%, 2/1/22	70	74
3.60%, 2/1/23	1,970	1,844
6.50%, 2/1/42	3,140	3,349
Enterprise Products Operating LLC,
6.45%, 9/1/40	1,985	2,303
Kinder Morgan Energy Partners L.P.,
6.00%, 2/1/17	35	39
5.95%, 2/15/18	3,950	4,577
5.00%, 3/1/43	2,760	2,602
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2)	4,695	4,929
ONEOK Partners L.P.,
2.00%, 10/1/17	1,095	1,077
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	5,150	5,382
Sunoco Logistics Partners Operations L.P.,
3.45%, 1/15/23	1,355	1,259
Williams (The) Cos., Inc.,
3.70%, 1/15/23	1,690	1,570

		33,055

Real Estate Investment Trusts - 3.1%
American Tower Corp.,
4.50%, 1/15/18	3,070	3,274
3.50%, 1/31/23	3,200	2,930
Boston Properties L.P.,
4.13%, 5/15/21	2,270	2,331
Corporate Office Properties L.P.,
3.60%, 5/15/23(1) (2)	2,525	2,330
DDR Corp.,
4.63%, 7/15/22	2,640	2,668
EPR Properties,
5.75%, 8/15/22	3,905	3,951
5.25%, 7/15/23	4,635	4,502
ERP Operating L.P.,
4.63%, 12/15/21	3,295	3,490
HCP, Inc.,
5.63%, 5/1/17	2,705	3,012
3.75%, 2/1/19	1,225	1,257
2.63%, 2/1/20	3,245	3,040
Health Care REIT, Inc.,
2.25%, 3/15/18	1,395	1,370
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	475	511
4.75%, 3/1/23	4,365	4,355
Kimco Realty Corp.,
5.70%, 5/1/17	2,280	2,548
Realty Income Corp.,
2.00%, 1/31/18	2,605	2,528
Ventas Realty L.P./Ventas Capital Corp.,
2.00%, 2/15/18	1,700	1,646
4.00%, 4/30/19	1,910	1,986
4.75%, 6/1/21	3,540	3,719

		51,448

Retail - 0.5%
CVS Caremark Corp.,
5.75%, 5/15/41	2,330	2,626
Sally Holdings LLC/Sally Capital, Inc.,
5.75%, 6/1/22	2,640	2,680
Walgreen Co.,
1.80%, 9/15/17	2,390	2,360

		7,666

Semiconductors - 0.4%
Intel Corp.,
1.35%, 12/15/17	2,665	2,608
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	3,265	3,234

		5,842

Software - 0.1%
Oracle Corp.,
1.20%, 10/15/17	2,140	2,078

Telecommunications - 2.3%
AT&T, Inc.,
1.40%, 12/1/17	3,435	3,339

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.0% continued
Telecommunications - 2.3% continued
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	$1,575	$1,550
CenturyLink, Inc.,
5.80%, 3/15/22	4,325	4,260
Crown Castle International Corp.,
5.25%, 1/15/23	1,350	1,296
Frontier Communications Corp.,
8.25%, 4/15/17	5,845	6,576
7.63%, 4/15/24	3,440	3,449
Lynx I Corp.,
5.38%, 4/15/21(1) (2)	3,375	3,392
Qwest Communications International, Inc.,
7.13%, 4/1/18	6,509	6,753
SBA Communications Corp.,
5.63%, 10/1/19(2)	2,300	2,277
Windstream Corp.,
8.13%, 8/1/13	4,290	4,301
6.38%, 8/1/23	1,900	1,776

		38,969

Transportation - 0.1%
CSX Corp.,
4.75%, 5/30/42	2,465	2,358

Total Corporate Bonds (Cost $812,713)		813,574

FOREIGN ISSUER BONDS - 9.0%
Banks - 0.8%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	3,065	3,239
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
3.95%, 11/9/22	1,350	1,291
Deutsche Bank A.G.,
4.30%, 5/24/28	3,430	3,167
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	1,080	1,084
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2)	4,240	4,520

		13,301

Beverages - 0.6%
Diageo Capital PLC,
0.63%, 4/29/16	2,615	2,590
Heineken N.V.,
1.40%, 10/1/17(1) (2)	1,590	1,545
Pernod-Ricard S.A.,
4.45%, 1/15/22(1) (2)	2,890	2,944
SABMiller PLC,
6.50%, 7/1/16(1) (2)	2,125	2,429

		9,508

Chemicals - 0.7%
Agrium, Inc.,
3.50%, 6/1/23	1,340	1,289
4.90%, 6/1/43	2,225	2,102
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	1,075	1,027
LyondellBasell Industries N.V.,
5.00%, 4/15/19	3,780	4,113
6.00%, 11/15/21	3,000	3,371

		11,902

Computers - 0.3%
Seagate HDD Cayman,
6.88%, 5/1/20	4,595	4,871

Diversified Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	3,570	3,765

Electric - 0.2%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	3,475	3,632

Food - 0.1%
ESAL GmbH,
6.25%, 2/5/23(2)	1,800	1,643

Insurance - 1.3%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	6,700	7,722
5.50%, 11/15/20	2,070	2,242
QBE Insurance Group Ltd.,
2.40%, 5/1/18(1) (2)	1,150	1,127
XL Group PLC,
6.50%, 4/15/17	10,075	9,823

		20,914

Leisure Time - 0.4%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	7,220	7,346

FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.0% continued
Media - 0.2%
Videotron Ltd.,
5.00%, 7/15/22	$2,900	$2,828

Mining - 0.7%
Anglo American Capital PLC,
2.63%, 9/27/17(1) (2)	2,160	2,106
Rio Tinto Finance USA PLC,
1.63%, 8/21/17	2,865	2,810
Teck Resources Ltd.,
3.00%, 3/1/19	1,880	1,828
Vedanta Resources PLC,
6.00%, 1/31/19(1) (2)	2,000	1,900
Xstrata Finance Canada Ltd.,
2.70%, 10/25/17(1) (2)	2,325	2,255

		10,899

Miscellaneous Manufacturing - 0.6%
Bombardier, Inc.,
5.75%, 3/15/22(2)	4,685	4,650
Pentair Finance S.A.,
1.88%, 9/15/17	2,075	2,032
Tyco Electronics Group S.A.,
6.55%, 10/1/17	2,560	2,964

		9,646

Oil & Gas - 1.4%
BP Capital Markets PLC,
1.38%, 5/10/18	1,635	1,576
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	1,985	1,793
Ensco PLC,
3.25%, 3/15/16	2,815	2,941
Lukoil International Finance B.V.,
3.42%, 4/24/18(1) (2)	2,165	2,106
Petrobras Global Finance B.V.,
3.00%, 1/15/19	1,990	1,849
Petrobras International Finance Co.,
3.88%, 1/27/16	1,250	1,286
3.50%, 2/6/17	3,030	3,017
Petro-Canada,
6.05%, 5/15/18	960	1,112
Petroleos Mexicanos,
5.50%, 1/21/21	2,910	3,099
Transocean, Inc.,
5.05%, 12/15/16	4,350	4,730

		23,509

Oil & Gas Services - 0.5%
Weatherford International Ltd.,
5.13%, 9/15/20	4,600	4,821
5.95%, 4/15/42	3,560	3,365

		8,186

Pipelines - 0.1%
Gibson Energy, Inc.,
6.75%, 7/15/21(1) (2)	2,345	2,339

Telecommunications - 0.7%
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	7,720	8,106
Softbank Corp.,
4.50%, 4/15/20(2)	4,275	4,120

		12,226

Transportation - 0.2%
Kansas City Southern de Mexico S.A.de C.V.,
2.35%, 5/15/20(1) (2)	2,790	2,699

Total Foreign Issuer Bonds (Cost $147,638)		149,214

U.S. GOVERNMENT AGENCIES - 23.8%(4)
Fannie Mae - 19.7%
Pool #255498,
5.50%, 12/1/34	638	700
Pool #256883,
6.00%, 9/1/37	83	91
Pool #535714,
7.50%, 1/1/31	60	69
Pool #545003,
8.00%, 5/1/31	3	4
Pool #545437,
7.00%, 2/1/32	127	145
Pool #545556,
7.00%, 4/1/32	84	95
Pool #555189,
7.00%, 12/1/32	533	621
Pool #581806,
7.00%, 7/1/31	220	257
Pool #585617,
7.00%, 5/1/31	—	—
Pool #745148,
5.00%, 1/1/36	427	460

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.8%(4) continued
Fannie Mae - 19.7% continued
Pool #845182,
5.50%, 11/1/35	$3,279	$3,573
Pool #888538,
5.50%, 1/1/37	1,107	1,207
Pool #890009,
5.50%, 9/1/36	3,939	4,311
Pool #890384,
4.50%, 10/1/41	720	778
Pool #893082,
2.99%, 9/1/36	2,790	2,983
Pool #919638,
5.50%, 9/1/37	2,777	3,011
Pool #929035,
6.50%, 1/1/38	2,199	2,421
Pool #932638,
5.00%, 3/1/40	10,389	11,462
Pool #955782,
6.50%, 10/1/37	485	539
Pool #990702,
6.50%, 9/1/38	3,829	4,263
Pool #AA7583,
4.50%, 6/1/39	4,148	4,482
Pool #AB1470,
4.50%, 9/1/40	4,654	4,931
Pool #AB2693,
4.50%, 4/1/41	9,530	10,271
Pool #AB3114,
5.00%, 6/1/41	6,171	6,776
Pool #AC6767,
4.50%, 1/1/40	3,158	3,409
Pool #AC9581,
5.50%, 1/1/40	8,228	8,984
Pool #AD0915,
5.50%, 12/1/38	434	478
Pool #AD1645,
5.00%, 3/1/40	10,943	11,991
Pool #AD6929,
5.00%, 6/1/40	5,310	5,810
Pool #AE6415,
4.00%, 10/1/40	6,216	6,523
Pool #AH1166,
4.50%, 12/1/40	10,906	11,634
Pool #AH1507,
4.50%, 12/1/40	10,640	11,505
Pool #AH9109,
4.50%, 4/1/41	682	737
Pool #AI4294,
4.50%, 6/1/41	3,760	3,987
Pool #AJ0799,
4.00%, 9/1/41	746	781
Pool #AJ1713,
4.00%, 9/1/41	764	800
Pool #AJ4048,
4.00%, 10/1/41	8,216	8,619
Pool #AJ4467,
4.00%, 11/1/41	710	744
Pool #AJ5836,
4.00%, 11/1/41	990	1,038
Pool #AJ7686,
4.00%, 12/1/41	1,502	1,574
Pool #AO6996,
3.50%, 6/1/42	9,757	9,928
Pool #AP2427,
3.50%, 8/1/42	10,250	10,429
Pool #AP4514,
3.50%, 9/1/42	8,442	8,587
Pool #AP4515,
3.50%, 9/1/42	10,573	10,758
Pool #AP6598,
3.50%, 9/1/42	9,541	9,711
Pool TBA,
3.00%, 7/13/43(3)	57,350	56,033
3.50%, 7/13/43(3)	4,610	4,680
4.00%, 7/13/43(3)	54,530	56,807
4.50%, 7/13/43(3)	17,275	18,279

		327,276

Freddie Mac - 0.7%
Pool #1B3575,
6.16%, 9/1/37	1,037	1,107
Pool #1G2296,
6.26%, 11/1/37	3,649	3,911
Pool #1J0365,
2.67%, 4/1/37	1,760	1,881
Pool #1J2840,
3.02%, 9/1/37	1,663	1,766
Pool #848076,
5.52%, 6/1/38	2,289	2,458

FIXED INCOME FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.8%(4) continued
Freddie Mac - 0.7% continued
Series 3730, Class PL,
4.50%, 1/15/33	$397	$401

		11,524

Freddie Mac Gold - 2.7%
Pool #A65182,
6.50%, 9/1/37	5,454	6,134
Pool #A92650,
5.50%, 6/1/40	463	510
Pool #C00910,
7.50%, 1/1/30	491	585
Pool #C02790,
6.50%, 4/1/37	3,236	3,616
Pool #C02838,
5.50%, 5/1/37	4,099	4,428
Pool #C03517,
4.50%, 9/1/40	4,934	5,200
Pool #C03837,
3.50%, 4/1/42	20,463	20,798
Pool #G01954,
5.00%, 11/1/35	2,844	3,041

		44,312

Government National Mortgage Association - 0.4%
Series 2012-2, Class A,
1.86%, 6/16/31	6,470	6,534

Government National Mortgage Association II - 0.3%
Pool #82581,
4.00%, 7/20/40	5,497	5,858

Total U.S. Government Agencies (Cost $393,999)		395,504

U.S. GOVERNMENT OBLIGATIONS - 8.9%
U.S. Treasury Bonds - 3.1%
3.13%, 2/15/43	55,925	52,202

U.S. Treasury Notes - 5.8%
0.38%, 6/30/15	2,875	2,876
1.38%, 6/30/18	3,155	3,153
1.88%, 6/30/20	90,585	90,246

		96,275

Total U.S. Government Obligations (Cost $151,798)		148,477

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	26,862,122	$26,862

Total Investment Companies (Cost $26,862)		26,862

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.8%
U.S. Treasury Bill,
0.06%, 11/29/13(7)	$13,600	$13,596

Total Short-Term Investments (Cost $13,597)		13,596

Total Investments - 103.5% (Cost $1,721,994)		1,719,932

Liabilities less Other Assets - (3.5)%		(58,958)

NET ASSETS - 100.0%		$1,660,974

(1)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $140,627,000 or 8.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC,
2.63%, 9/27/17	9/20/12-9/21/12	$2,159

Ashland, Inc.,
3.00%, 3/15/16	2/21/13	2,395

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	2/28/13	3,815

CNH Capital LLC,
3.63%, 4/15/18	4/3/13	2,350

Corporate Office Properties L.P.,
3.60%, 5/15/23	5/1/13	2,520

COX Communications, Inc.,
2.95%, 6/30/23	4/24/13	1,683

Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23	1/3/13-4/16/13	5,729

Eaton Corp.,
1.50%, 11/2/17	11/14/12	1,493

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07-9/29/11	4,726

FMR LLC,
6.45%, 11/15/39	1/6/10-5/24/12	8,191

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Freeport-McMoRan Copper & Gold, Inc.,
3.88%, 3/15/23	2/28/13	$2,399

Freeport-McMoRan Copper & Gold, Inc.,
5.45%, 3/15/43	2/28/13	2,389

General Motors Financial Co., Inc.,
4.75%, 8/15/17	8/13/12	4,455

General Motors Financial Co., Inc.,
3.25%, 5/15/18	5/7/13	1,590

Gibson Energy, Inc.,
6.75%, 7/15/21	6/25/13	2,309

Glencore Funding LLC,
4.13%, 5/30/23	5/22/13	4,233

Heineken N.V.,
1.40%, 10/1/17	10/2/12	1,585

Hyundai Capital America,
4.00%, 6/8/17	12/1/11	1,902

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/2/13	1,075

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	1,078

ING US, Inc.,
5.65%, 5/15/53	5/13/13	1,610

InterActiveCorp,
4.75%, 12/15/22	12/18/12	2,850

Kansas City Southern de Mexico S.A.de C.V.,
2.35%, 5/15/20	4/24/13-6/7/13	2,782

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11-9/29/11	4,810

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	4,386

Lennar Corp.,
4.13%, 12/1/18	1/30/13	3,000

Liberty Mutual Group, Inc.,
5.00%, 6/1/21	4/12/13	2,645

Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2/28/12	6,339

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	4,215

Lukoil International Finance B.V.,
3.42%, 4/24/18	4/17/13	2,165

Lynx I Corp.,
5.38%, 4/15/21	2/7/13	3,375

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	3,871

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	1,949

Mylan, Inc.,
1.80%, 6/24/16	6/18/13	1,124

NBCUniversal Enterprise, Inc.,
1.97%, 4/15/19	3/20/13	2,504

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10-11/16/11	2,789

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11-11/17/11	2,887

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	3,471

QBE Insurance Group Ltd.,
2.40%, 5/1/18	4/24/13	1,148

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21	4/9/13	1,630

SABMiller PLC,
6.50%, 7/1/16	10/28/10-9/29/11	2,518

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	3,253

Service Corp. International,
5.38%, 1/15/22	6/17/13	1,600

TransDigm, Inc.,
7.50%, 7/15/21	6/25/13	2,850

Univision Communications, Inc.,
6.88%, 5/15/19	3/14/13-5/16/13	3,249

Univision Communications, Inc.,
5.13%, 5/15/23	5/16/13	2,850

Vedanta Resources PLC,
6.00%, 1/31/19	5/22/13	2,000

Western Refining, Inc.,
6.25%, 4/1/21	3/12/13	3,250

Xstrata Finance Canada Ltd.,
2.70%, 10/25/17	10/18/12	2,321

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $87,305,000 with net sales of approximately $60,443,000 during the three months ended June 30, 2013.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2013, the Fixed Income Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
10-Year U.S.
Treasury
Note	(1,138)	$144,028	Short	9/13	$5,003

At June 30, 2013, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
US Agency	22.3%
US Treasury	10.2
AAA	9.2
AA	1.3
A	10.4
BBB	26.2
BB	13.6
B	4.9
CCC	0.2
Cash Equivalents	1.6
Not Rated	0.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$172,705	(1)	$—	$172,705
Corporate Bonds	—	813,574	(1)	—	813,574
Foreign Issuer Bonds	—	149,214	(1)	—	149,214
U.S. Government Agencies	—	395,504	(1)	—	395,504
U.S. Government Obligations	—	148,477	(1)	—	148,477
Investment Companies	26,862	—		—	26,862
Short-Term Investments	—	13,596		—	13,596

Total Investments	$26,862	$1,693,070		$—	$1,719,932

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$5,003	$—		$—	$5,003

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	JUNE 30, 2013 (UNAUDITED)

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,726,017

Gross tax appreciation of investments	$31,047
Gross tax depreciation of investments	(37,132)

Net tax depreciation of investments	$(6,085)

FIXED INCOME FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.7%
Aerospace/Defense - 0.7%
AAR Corp.,
7.25%, 1/15/22(1)	$32,800	$35,178

Airlines - 1.1%
United Continental Holdings, Inc.,
6.38%, 6/1/18	30,475	29,942
US Airways Group, Inc.,
6.13%, 6/1/18	30,025	28,373

		58,315

Auto Parts & Equipment - 2.1%
Affinia Group, Inc.,
7.75%, 5/1/21(1)	28,175	28,386
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	13,850	14,075
6.63%, 10/15/22	8,309	8,434
Goodyear Tire & Rubber (The) Co.,
8.25%, 8/15/20	20,236	22,158
Pittsburgh Glass Works LLC,
8.50%, 4/15/16(1)	17,550	17,375
UCI International, Inc.,
8.63%, 2/15/19	20,298	20,704

		111,132

Chemicals - 0.4%
JM Huber Corp.,
9.88%, 11/1/19(1)	20,551	23,017

Coal - 0.5%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.,
7.38%, 2/1/20(1)	12,025	12,266
SunCoke Energy, Inc.,
7.63%, 8/1/19	14,755	15,308

		27,574

Commercial Services - 4.9%
Alliance Data Systems Corp.,
6.38%, 4/1/20(1)	29,366	30,247
APX Group, Inc.,
6.38%, 12/1/19(1)	31,325	29,759
Brickman Group Holdings, Inc.,
9.13%, 11/1/18(1)	16,224	17,360
Lender Processing Services, Inc.,
5.75%, 4/15/23	36,626	38,915
Monitronics International, Inc.,
9.13%, 4/1/20	26,730	27,665
Neff Rental LLC/Neff Finance Corp.,
9.63%, 5/15/16(1)	21,621	22,702
Rent-A-Center, Inc.,
4.75%, 5/1/21(1)	30,080	28,501
Service Corp. International,
5.38%, 1/15/22(1) (2)	21,200	21,147
7.50%, 4/1/27	8,679	9,482
TransUnion Holding Co., Inc.,
9.63%, 6/15/18	32,835	35,051

		260,829

Computers - 0.6%
NCR Corp.,
5.00%, 7/15/22	6,750	6,514
SunGard Data Systems, Inc.,
6.63%, 11/1/19(1)	24,500	24,622

		31,136

Cosmetics/Personal Care - 1.1%
First Quality Finance Co., Inc.,
4.63%, 5/15/21(1)	29,325	27,859
Revlon Consumer Products Corp.,
5.75%, 2/15/21(1)	29,283	28,551

		56,410

Diversified Financial Services - 4.3%
Cash America International, Inc.,
5.75%, 5/15/18(1)	32,800	31,324
CNG Holdings, Inc.,
9.38%, 5/15/20(1)	26,125	25,080
Creditcorp,
12.00%, 7/15/18(1) (2)	11,925	11,815
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19(1)	38,545	43,095
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.,
7.25%, 1/15/18(1)	27,475	28,574
PHH Corp.,
7.38%, 9/1/19	23,500	24,910
Prospect Capital Corp.,
5.88%, 3/15/23	31,600	29,978
Speedy Cash Intermediate Holdings Corp.,
10.75%, 5/15/18(1)	19,480	20,357

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.7% continued
Diversified Financial Services - 4.3% continued
Speedy Group Holdings Corp.,
12.00%, 11/15/17(1)	$12,507	$13,007

		228,140

Electric - 1.8%
AES Corp.,
7.38%, 7/1/21	34,706	38,090
Calpine Corp.,
7.88%, 1/15/23(1)	24,507	26,345
Covanta Holding Corp.,
6.38%, 10/1/22	29,418	29,730

		94,165

Electrical Components & Equipment - 0.6%
GrafTech International Ltd.,
6.38%, 11/15/20(1)	30,700	30,930

Electronics - 0.5%
Sanmina Corp.,
7.00%, 5/15/19(1)	26,045	26,826

Engineering & Construction - 0.7%
MasTec, Inc.,
4.88%, 3/15/23	38,150	36,243

Entertainment - 0.5%
National CineMedia LLC,
7.88%, 7/15/21	26,425	28,671

Environmental Control - 1.4%
ADS Waste Holdings, Inc.,
8.25%, 10/1/20(1)	26,850	27,387
Casella Waste Systems, Inc.,
7.75%, 2/15/19	26,530	25,204
Clean Harbors, Inc.,
5.13%, 6/1/21	23,400	23,575

		76,166

Food - 4.7%
B&G Foods, Inc.,
4.63%, 6/1/21	24,725	23,612
BI-LO LLC/BI-LO Finance Corp.,
9.25%, 2/15/19(1)	26,265	28,235
Chiquita Brands International, Inc./Chiquita Brands LLC,
7.88%, 2/1/21(1)	31,535	33,033
Ingles Markets, Inc.,
5.75%, 6/15/23(1)	31,375	30,983
Land O’ Lakes, Inc.,
6.00%, 11/15/22(1)	29,825	30,720
Michael Foods Holding, Inc.,
8.50%, 7/15/18(1) (3)	32,300	33,269
Tops Holding Corp./Tops Markets LLC,
8.88%, 12/15/17(1)	25,400	27,495
Tops Holding II Corp.,
8.75%, 6/15/18(1) (3)	13,850	13,608
US Foods, Inc.,
8.50%, 6/30/19	29,327	30,647

		251,602

Forest Products & Paper - 1.8%
Neenah Paper, Inc.,
5.25%, 5/15/21(1)	26,750	26,081
P.H. Glatfelter Co.,
5.38%, 10/15/20	30,429	30,125
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.75%, 1/15/19	39,650	40,840

		97,046

Gaming - 2.2%
Isle of Capri Casinos, Inc.,
8.88%, 6/15/20	26,470	27,661
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp.,
9.50%, 6/15/19(1)	24,523	26,484
ROC Finance LLC/ROC Finance 1 Corp.,
12.13%, 9/1/18(1)	29,130	33,135
Station Casinos LLC,
7.50%, 3/1/21(1)	27,575	27,851

		115,131

Healthcare - Products - 0.4%
Biomet, Inc.,
6.50%, 8/1/20	23,525	24,246

Healthcare - Services - 3.6%
Amsurg Corp.,
5.63%, 11/30/20	15,905	15,905
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	22,487	22,431
Envision Healthcare Holdings, Inc.,
9.25%, 10/1/17(1) (3)	37,550	38,019
HealthSouth Corp.,
8.13%, 2/15/20	23,258	25,177

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.7% continued
Healthcare - Services - 3.6% continued
Tenet Healthcare Corp.,
6.88%, 11/15/31	$32,131	$27,633
United Surgical Partners International, Inc.,
9.00%, 4/1/20	28,533	30,815
Universal Hospital Services, Inc.,
7.63%, 8/15/20	30,225	31,585

		191,565

Home Builders - 0.7%
Meritage Homes Corp.,
7.15%, 4/15/20	17,754	19,663
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(1)	21,000	19,950

		39,613

Household Products/Wares - 1.0%
American Greetings Corp.,
7.38%, 12/1/21	25,810	25,939
Sun Products (The) Corp.,
7.75%, 3/15/21(1)	29,245	29,026

		54,965

Insurance - 2.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
7.88%, 12/15/20(1)	32,925	33,090
CNO Financial Group, Inc.,
6.38%, 10/1/20(1)	28,450	30,228
Fidelity & Guaranty Life Holdings, Inc.,
6.38%, 4/1/21(1)	28,190	27,344
Genworth Holdings, Inc.,
6.15%, 11/15/66	18,500	16,049
Hub International Ltd.,
8.13%, 10/15/18(1)	29,295	30,467

		137,178

Internet - 0.4%
VeriSign, Inc.,
4.63%, 5/1/23(1)	21,685	21,034

Iron/Steel - 0.6%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17(1)	29,805	30,252

Lodging - 0.9%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	25,304	26,348
MGM Resorts International,
8.63%, 2/1/19	21,420	24,204

		50,552

Media - 6.0%
Cablevision Systems Corp.,
8.00%, 4/15/20	22,409	24,426
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.63%, 1/31/22	27,284	28,444
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	28,175	28,668
Gray Television, Inc.,
7.50%, 10/1/20	28,660	29,233
Harron Communications L.P./Harron Finance Corp.,
9.13%, 4/1/20(1)	26,710	28,847
Hughes Satellite Systems Corp.,
7.63%, 6/15/21	24,097	25,603
McClatchy (The) Co.,
9.00%, 12/15/22(1)	38,500	40,425
Mediacom Broadband LLC/Mediacom Broadband Corp.,
6.38%, 4/1/23	16,090	16,009
Mediacom LLC/Mediacom Capital Corp.,
7.25%, 2/15/22	13,594	14,308
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19(1) (4)	23,800	24,633
Townsquare Radio LLC/Townsquare Radio, Inc.,
9.00%, 4/1/19(1)	30,745	32,743
Univision Communications, Inc.,
8.50%, 5/15/21(1)	26,957	28,642

		321,981

Miscellaneous Manufacturing - 0.7%
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	32,250	34,991

Oil & Gas - 5.1%
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.,
7.75%, 1/15/21(1)	24,725	23,612
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	26,640	28,239

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.7% continued
Oil & Gas - 5.1% continued
Clayton Williams Energy, Inc.,
7.75%, 4/1/19	$24,699	$24,576
EPE Holdings LLC/EP Energy Bond Co., Inc.,
8.13%, 12/15/17(1) (3)	31,626	32,258
Halcon Resources Corp.,
8.88%, 5/15/21	24,325	23,595
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20	28,942	30,389
QEP Resources, Inc.,
5.25%, 5/1/23	22,050	21,499
Quicksilver Resources, Inc.,
11.00%, 7/1/21(1)	6,250	5,531
Swift Energy Co.,
7.88%, 3/1/22	28,945	28,800
Vanguard Natural Resources LLC/VNR Finance Corp.,
7.88%, 4/1/20	19,670	20,162
WPX Energy, Inc.,
6.00%, 1/15/22	31,384	31,698

		270,359

Oil & Gas Services - 1.0%
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19(1)	25,956	25,696
Dresser-Rand Group, Inc.,
6.50%, 5/1/21	25,480	27,009

		52,705

Oil Refining & Marketing - 1.0%
Citgo Petroleum Corp.,
11.50%, 7/1/17(1)	24,831	27,562
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20	22,900	23,988

		51,550

Packaging & Containers - 1.5%
Exopack Holding Corp.,
10.00%, 6/1/18	26,980	27,317
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
9.00%, 4/15/19	31,509	32,533
Tekni-Plex, Inc.,
9.75%, 6/1/19(1)	19,120	20,315

		80,165

Pharmaceuticals - 1.3%
Jaguar Holding Co. I,
9.38%, 10/15/17(1) (3)	33,701	35,218
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (4) (5)	8,000	6,278
Sky Growth Acquisition Corp.,
7.38%, 10/15/20(1)	27,290	27,972

		69,468

Pipelines - 4.0%
Access Midstream Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	29,766	30,138
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp.,
6.63%, 10/1/20(1)	26,495	26,561
Crosstex Energy L.P./Crosstex Energy Finance Corp.,
7.13%, 6/1/22	36,520	36,885
Energy Transfer Equity L.P.,
7.50%, 10/15/20	24,935	27,242
Inergy Midstream L.P./NRGM Finance Corp.,
6.00%, 12/15/20(1)	30,910	29,828
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
8.88%, 4/1/18	26,830	28,239
7.25%, 2/15/21(1)	9,100	9,146
Rockies Express Pipeline LLC,
6.00%, 1/15/19(1)	27,750	24,836

		212,875

Real Estate Investment Trusts - 1.5%
EPR Properties,
7.75%, 7/15/20	24,550	27,876
5.75%, 8/15/22	14,175	14,343
Felcor Lodging L.P.,
5.63%, 3/1/23	24,360	23,690
Senior Housing Properties Trust,
6.75%, 12/15/21	14,818	16,371

		82,280

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.7% continued
Retail - 7.6%
99 Cents Only Stores,
11.00%, 12/15/19	$31,752	$35,880
Burlington Holdings LLC/Burlington Holding Finance, Inc.,
9.00%, 2/15/18(1) (3)	24,900	25,523
CST Brands, Inc.,
5.00%, 5/1/23(1)	26,725	26,057
Jo-Ann Stores Holdings, Inc.,
9.75%, 10/15/19(1) (3)	21,595	22,189
Jo-Ann Stores, Inc.,
8.13%, 3/15/19(1)	13,965	14,244
Landry’s Holdings II, Inc.,
10.25%, 1/1/18(1)	8,100	8,384
Landry’s, Inc.,
9.38%, 5/1/20(1)	17,350	18,304
New Academy Finance Co. LLC/New Academy Finance Corp.,
8.00%, 6/15/18(1) (3)	34,980	35,855
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 1/15/20	29,650	33,986
Pantry (The), Inc.,
8.38%, 8/1/20	28,345	30,435
Party City Holdings, Inc.,
8.88%, 8/1/20(1)	28,350	30,405
Penske Automotive Group, Inc.,
5.75%, 10/1/22	28,290	28,856
Petco Animal Supplies, Inc.,
9.25%, 12/1/18(1)	3,250	3,502
Petco Holdings, Inc.,
8.50%, 10/15/17(1) (3)	29,200	29,784
Rite Aid Corp.,
9.25%, 3/15/20	30,008	33,121
Sonic Automotive, Inc.,
7.00%, 7/15/22	27,538	30,016

		406,541

Software - 1.6%
Epicor Software Corp.,
8.63%, 5/1/19	26,186	26,841
Infor US, Inc.,
11.50%, 7/15/18	24,657	27,924
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(1)	26,401	28,249

		83,014

Telecommunications - 4.4%
CPI International, Inc.,
8.00%, 2/15/18	23,200	23,896
EarthLink, Inc.,
8.88%, 5/15/19	27,500	26,744
7.38%, 6/1/20(1)	15,100	14,496
Frontier Communications Corp.,
9.00%, 8/15/31	30,790	30,482
GCI, Inc.,
8.63%, 11/15/19	32,605	33,420
Level 3 Financing, Inc.,
8.13%, 7/1/19	11,441	12,013
8.63%, 7/15/20	14,300	15,229
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	27,340	26,930
SBA Communications Corp.,
5.63%, 10/1/19(1)	15,925	15,766
SBA Telecommunications, Inc.,
5.75%, 7/15/20(1)	11,347	11,375
Windstream Corp.,
7.50%, 4/1/23	17,925	18,194
6.38%, 8/1/23	5,985	5,596

		234,141

Transportation - 1.4%
Florida East Coast Holdings Corp.,
10.50%, 8/1/17(3)	13,210	13,871
Kenan Advantage Group (The), Inc.,
8.38%, 12/15/18(1)	28,925	30,082
Quality Distribution LLC/QD Capital Corp.,
9.88%, 11/1/18	29,785	32,391

		76,344

Trucking & Leasing - 0.5%
Air Lease Corp.,
5.63%, 4/1/17	23,476	24,297

Total Corporate Bonds (Cost $4,103,078)		4,138,627

FOREIGN ISSUER BONDS - 16.6%
Aerospace/Defense - 0.5%
Bombardier, Inc.,
7.45%, 5/1/34(1)	28,691	28,691

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.6% continued
Aluminum - 0.5%
Novelis, Inc.,
8.75%, 12/15/20	$23,829	$25,557

Banks - 0.6%
Royal Bank of Scotland Group PLC,
7.64%, 3/29/49	33,350	29,848

Chemicals - 0.5%
Ineos Finance PLC,
8.38%, 2/15/19(1)	10,150	11,089
7.50%, 5/1/20(1)	12,375	13,148

		24,237

Commercial Services - 0.7%
Nord Anglia Education UK Holdings PLC,
10.25%, 4/1/17(1)	16,150	17,280
Nord Anglia Education, Inc.,
8.50%, 2/15/18(1)	17,750	17,218

		34,498

Computers - 0.5%
MMI International Ltd.,
8.00%, 3/1/17(1)	27,480	27,617

Diversified Financial Services - 0.7%
National Money Mart Co.,
10.38%, 12/15/16	36,630	38,828

Food - 0.5%
ESAL GmbH,
6.25%, 2/5/23(1)	9,000	8,217
JBS Finance II Ltd.,
8.25%, 1/29/18(1)	19,675	19,970

		28,187

Iron/Steel - 0.2%
Ferrexpo Finance PLC,
7.88%, 4/7/16(1)	12,600	11,628

Lodging - 0.6%
MCE Finance Ltd.,
5.00%, 2/15/21(1)	31,755	29,770

Media - 0.8%
Nara Cable Funding Ltd.,
8.88%, 12/1/18(1)	40,990	42,630

Mining - 1.2%
New Gold, Inc.,
6.25%, 11/15/22(1)	26,550	25,422
Vedanta Resources PLC,
9.50%, 7/18/18(1)	27,150	29,661
6.00%, 1/31/19(1)	6,750	6,413

		61,496

Oil & Gas - 1.3%
Gazprom OAO Via Gaz Capital S.A.,
4.95%, 2/6/28(1)	23,150	19,909
Kodiak Oil & Gas Corp.,
8.13%, 12/1/19	21,950	23,816
PetroBakken Energy Ltd.,
8.63%, 2/1/20(1)	29,000	27,550

		71,275

Oil & Gas Services - 1.0%
Offshore Group Investment Ltd.,
7.50%, 11/1/19	17,610	18,359
7.13%, 4/1/23(1)	11,940	11,731
Seadrill Ltd.,
5.63%, 9/15/17(1)	24,200	23,837

		53,927
Semiconductors - 0.6%
Sensata Technologies B.V.,
4.88%, 10/15/23(1)	32,550	31,329

Telecommunications - 4.2%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	36,440	37,715
Eileme 1 AB,
14.25%, 8/15/20(1) (3)	23,483	25,832
Eileme 2 AB,
11.63%, 1/31/20(1)	12,275	13,871
Intelsat Luxembourg S.A.,
7.75%, 6/1/21(1)	31,660	31,977
Sable International Finance Ltd.,
8.75%, 2/1/20(1)	32,793	36,072
Softbank Corp.,
4.50%, 4/15/20(1)	18,425	17,757
Telemovil Finance Co. Ltd.,
8.00%, 10/1/17(1)	25,450	26,913
Wind Acquisition Finance S.A.,
11.75%, 7/15/17(1)	32,690	33,998

		224,135

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.6% continued
Transportation - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.63%, 11/1/17	$13,880	$14,192
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
9.25%, 4/15/19	23,125	24,802
9.25%, 4/15/19(1)	9,275	9,947

		48,941

Trucking & Leasing - 1.3%
AerCap Aviation Solutions B.V.,
6.38%, 5/30/17	25,315	26,581
Aircastle Ltd.,
6.25%, 12/1/19	17,350	18,022
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(1)	25,400	26,416

		71,019

Total Foreign Issuer Bonds (Cost $868,025)		883,613

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.9%
Banks - 0.5%
Santander Finance Preferred S.A.U.	1,013,100	$27,343

Diversified Financial Services - 0.4%
GMAC Capital Trust I	807,550	21,037

Total Preferred Stocks (Cost $47,509)		48,380

INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(6) (7)	166,445,192	166,445

Total Investment Companies (Cost $166,445)		166,445

Total Investments - 98.3% (Cost $5,185,057)		5,237,065

Other Assets less Liabilities - 1.7%		88,755

NET ASSETS - 100.0%		$5,325,820

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or in accordance with procedures established by the Trustees of Northern Funds.
(2)	When-Issued Security.
(3)	Security is payment in-kind bond.
(4)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $30,911,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	12/28/12	23,800

(5)	Security made partial interest payment during the period.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $212,614,000 with net sales of approximately $46,169,000 during the three months ended June 30, 2013.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2013, the quality distribution for High Yield Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
BBB	1.8%
BB	20.5
B	41.5
CCC	29.7
Not rated	3.3
Cash Equivalents	3.2

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds
Media	$—		$297,348		$24,633	$321,981
Pharmaceuticals	—		63,190		6,278	69,468
All Other Industries	—		3,747,178	(1)	—	3,747,178
Foreign Issuer Bonds
Telecommunications	—		224,135		—	224,135
All Other Industries	—		659,478	(1)	—	659,478
Preferred Stocks	48,380	(1)	—		—	48,380
Investment Companies	166,445		—		—	166,445

Total Investments	$214,825		$4,991,329		$30,911	$5,237,065

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRE- CIATION (000S)	CHANGE IN UNREALIZED DEPRE- CIATION (000S)	PUR- CHASES (000S)	SALES (000S)	TRANS- FERS INTO LEVEL 3 (000S) (1)	TRANS- FERS OUT OF LEVEL 3 (000S)(1)	BALANCE AS OF 6/30/13 (000S)
Corporate Bonds
Media(2)	$24,276	$—	$—	$357	$—	$—	$—	$—	$—	$24,633
Pharmaceuticals	14,448	144	—	6,205	—	—	(14,519)	—	—	6,278

Total	$38,724	$144	$—	$6,562	$—	$—	$(14,519)	$—	$—	$30,911

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended June 30, 2013
(2)	Security was valued using a price from third party provider.

The Fund valued certain securities using prices provided by NTGI PVC or a price from a third party provider. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2013 was approximately $6,562.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$5,188,305

Gross tax appreciation of investments	$124,771
Gross tax depreciation of investments	(76,011)

Net tax appreciation of investments	$48,760

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.9%
Automobile - 1.1%
Ally Auto Receivables Trust, Series 2013-1, Class A3,
0.63%, 5/15/17	$610	$605
Fifth Third Auto Trust, Series 2013-A, Class A3,
0.61%, 9/15/17	690	686
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3,
0.77%, 1/15/16	260	260
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3,
0.53%, 2/16/17	565	562
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	720	721
Toyota Auto Receivables Owner Trust, Series 2013-A, Class A3,
0.55%, 1/17/17	640	637

		3,471

Commercial Mortgage-Backed Securities - 10.2%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A2,
5.52%, 7/10/46	85	85
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	1,005	1,106
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4,
5.41%, 12/11/40	1,475	1,580
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	1,240	1,305
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	140	142
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	1,695	1,882
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	2,475	2,732
JP Morgan Chase Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1, Class A2,
4.63%, 3/15/46	145	146
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4,
5.55%, 5/12/45	1,723	1,900
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4,
5.40%, 5/15/45	2,625	2,883
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	10	10
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4,
5.66%, 3/15/39	1,325	1,452
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4,
6.06%, 6/15/38	3,460	3,840
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	14	14
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4,
5.74%, 8/12/43	2,245	2,489
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	1,247	1,378
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	2,644	2,910
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,
5.46%, 12/15/44	2,044	2,212
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4,
5.92%, 5/15/43	1,620	1,777
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	2,010	2,220

		32,063

Credit Card - 0.2%
Discover Card Execution Note Trust, Series 2012-A1, Class A1,
0.81%, 8/15/17	559	560

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.9% continued
Utilities - 0.4%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	$643	$650
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	520	521

		1,171

Total Asset-Backed Securities (Cost $37,873)		37,265

CORPORATE BONDS - 50.8%
Aerospace/Defense - 0.1%
B/E Aerospace, Inc.,
5.25%, 4/1/22	375	373

Agriculture - 0.6%
Philip Morris International, Inc.,
2.50%, 5/16/16	900	935
Reynolds American, Inc.,
1.05%, 10/30/15	800	800

		1,735

Auto Manufacturers - 0.8%
Daimler Finance North America LLC,
1.25%, 1/11/16(1)	570	566
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	400	422
1.00%, 3/15/16(1)	1,575	1,558

		2,546

Auto Parts & Equipment - 0.6%
Dana Holding Corp.,
6.75%, 2/15/21	500	531
Delphi Corp.,
5.88%, 5/15/19	225	239
Johnson Controls, Inc.,
1.75%, 3/1/14	1,230	1,239

		2,009

Banks - 7.5%
Ally Financial, Inc.,
3.13%, 1/15/16	400	399
Bank of America Corp.,
1.83%, 7/11/14	525	531
3.70%, 9/1/15	1,105	1,152
1.50%, 10/9/15	220	219
1.09%, 3/22/16	1,245	1,241
3.88%, 3/22/17	590	618
Capital One Financial Corp.,
2.13%, 7/15/14	575	582
1.00%, 11/6/15	630	621
Citigroup, Inc.,
2.65%, 3/2/15	1,065	1,086
1.25%, 1/15/16	360	356
1.06%, 4/1/16	1,110	1,113
6.00%, 8/15/17	945	1,065
Discover Bank,
2.00%, 2/21/18	415	402
Fifth Third Bank,
0.90%, 2/26/16	645	636
Goldman Sachs Group (The), Inc.,
6.00%, 5/1/14	310	323
3.30%, 5/3/15	985	1,015
1.60%, 11/23/15	935	937
3.63%, 2/7/16	925	966
2.38%, 1/22/18	645	633
HSBC USA, Inc.,
2.38%, 2/13/15	360	368
JPMorgan Chase & Co.,
4.88%, 3/15/14	250	257
1.10%, 10/15/15	1,105	1,098
3.15%, 7/5/16	1,445	1,501
7.90%, 4/30/18	370	418
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	675	769
Morgan Stanley,
4.00%, 7/24/15	225	235
3.45%, 11/2/15	725	748
1.52%, 2/25/16	1,000	997
1.75%, 2/25/16	815	807
4.75%, 3/22/17	575	610
PNC Funding Corp.,
2.70%, 9/19/16	380	395
Wells Fargo & Co.,
1.50%, 7/1/15	970	981
7.98%, 3/15/18	370	418

		23,497

Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.,
0.80%, 1/15/16	1,565	1,556

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.8% continued
Beverages - 1.5% continued
Anheuser-Busch InBev Worldwide, Inc.,
2.88%, 2/15/16	$270	$283
Coca-Cola (The) Co.,
0.75%, 3/13/15	370	371
Constellation Brands, Inc.,
3.75%, 5/1/21	1,000	936
Molson Coors Brewing Co.,
2.00%, 5/1/17	260	260
PepsiCo, Inc.,
0.75%, 3/5/15	430	431
0.70%, 2/26/16	475	471
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	455	462

		4,770

Biotechnology - 0.6%
Celgene Corp.,
1.90%, 8/15/17	315	313
Genzyme Corp.,
3.63%, 6/15/15	270	285
Gilead Sciences, Inc.,
2.40%, 12/1/14	615	629
3.05%, 12/1/16	515	544

		1,771

Chemicals - 1.5%
Airgas, Inc.,
2.95%, 6/15/16	815	848
Ashland, Inc.,
3.00%, 3/15/16(1) (2)	1,500	1,507
Cabot Corp.,
2.55%, 1/15/18	205	205
Dow Chemical (The) Co.,
2.50%, 2/15/16	550	567
Eastman Chemical Co.,
2.40%, 6/1/17	325	326
Ecolab, Inc.,
2.38%, 12/8/14	1,000	1,020
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(1) (2)	290	287

		4,760

Commercial Services - 1.1%
ERAC USA Finance LLC,
2.25%, 1/10/14(1)	1,073	1,081
Hertz (The) Corp.,
7.50%, 10/15/18	600	643
5.88%, 10/15/20	250	257
Service Corp. International,
5.38%, 1/15/22(1) (2) (3)	550	549
United Rentals North America, Inc.,
5.75%, 7/15/18	500	525
7.63%, 4/15/22	495	536

		3,591

Computers - 0.6%
Hewlett-Packard Co.,
2.63%, 12/9/14	450	459
2.60%, 9/15/17	270	270
International Business Machines Corp.,
0.45%, 5/6/16	565	557
NetApp, Inc.,
2.00%, 12/15/17	475	463

		1,749

Cosmetics/Personal Care - 0.3%
Avon Products, Inc.,
2.38%, 3/15/16	1,000	1,008

Distribution/Wholesale - 0.5%
Glencore Funding LLC,
1.57%, 1/15/19(1) (2)	1,565	1,454

Diversified Financial Services - 6.9%
American Express Credit Corp.,
2.80%, 9/19/16	1,490	1,547
American Honda Finance Corp.,
0.65%, 5/26/16(1) (2)	620	619
1.60%, 2/16/18(1) (2)	505	497
BlackRock, Inc.,
3.50%, 12/10/14	775	806
1.38%, 6/1/15	165	167
Boeing Capital Corp.,
2.13%, 8/15/16	320	329
Caterpillar Financial Services Corp.,
0.70%, 11/6/15	525	524
0.70%, 2/26/16	495	490
Charles Schwab (The) Corp.,
0.85%, 12/4/15	555	553
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	600	618

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.8% continued
Diversified Financial Services - 6.9% continued
7.00%, 4/15/15	$680	$737
3.00%, 6/12/17	300	301
Franklin Resources, Inc.,
3.13%, 5/20/15	750	781
General Electric Capital Corp.,
2.25%, 11/9/15	2,230	2,285
3.35%, 10/17/16	1,515	1,595
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1) (2)	400	410
3.25%, 5/15/18(1) (2)	305	297
Hyundai Capital America,
1.63%, 10/2/15(1)	1,060	1,057
International Lease Finance Corp.,
2.22%, 6/15/16	1,000	992
3.88%, 4/15/18	1,000	940
John Deere Capital Corp.,
0.88%, 4/17/15	330	331
0.75%, 1/22/16	660	656
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	660	750
PACCAR Financial Corp.,
0.75%, 5/16/16	1,135	1,119
SLM Corp.,
3.88%, 9/10/15	160	162
6.00%, 1/25/17	290	303
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	700	733
Toyota Motor Credit Corp.,
0.80%, 5/17/16	630	627
2.00%, 9/15/16	1,385	1,413

		21,639

Electric - 1.4%
CMS Energy Corp.,
2.75%, 5/15/14	295	299
Commonwealth Edison Co.,
1.63%, 1/15/14	325	327
Duke Energy Carolinas LLC,
1.75%, 12/15/16	610	618
Duke Energy Florida, Inc.,
5.65%, 6/15/18	200	232
Exelon Generation Co. LLC,
6.20%, 10/1/17	480	549
Georgia Power Co.,
0.63%, 11/15/15	420	417
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	1,040	1,071
NextEra Energy Capital Holdings, Inc.,
1.20%, 6/1/15	745	749

		4,262

Electronics - 0.5%
Agilent Technologies, Inc.,
5.50%, 9/14/15	730	797
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	560	581
1.85%, 1/15/18	315	305

		1,683

Environmental Control - 0.2%
Clean Harbors, Inc.,
5.25%, 8/1/20	725	736

Food - 1.2%
ConAgra Foods, Inc.,
1.35%, 9/10/15	800	806
1.30%, 1/25/16	490	491
General Mills, Inc.,
0.88%, 1/29/16	625	621
Hershey (The) Co.,
1.50%, 11/1/16	610	617
Kellogg Co.,
1.13%, 5/15/15	770	773
Sysco Corp.,
0.55%, 6/12/15	430	430

		3,738

Gas - 0.1%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	260	307

Healthcare - Products - 0.6%
Baxter International, Inc.,
5.38%, 6/1/18	515	592
Stryker Corp.,
2.00%, 9/30/16	735	754
Zimmer Holdings, Inc.,
1.40%, 11/30/14	625	629

		1,975

Healthcare - Services - 1.6%
Aetna, Inc.,
6.00%, 6/15/16	1,000	1,131

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.8% continued
Healthcare - Services - 1.6% continued
Cigna Corp.,
2.75%, 11/15/16	$580	$602
DaVita HealthCare Partners, Inc.,
6.63%, 11/1/20	1,000	1,060
HCA, Inc.,
6.50%, 2/15/20	1,000	1,082
UnitedHealth Group, Inc.,
0.85%, 10/15/15	410	411
WellPoint, Inc.,
1.25%, 9/10/15	575	576

		4,862

Home Builders - 0.4%
Lennar Corp.,
4.13%, 12/1/18(1) (2)	1,475	1,398

Household Products/Wares - 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	1,200	1,209

Insurance - 0.6%
American International Group, Inc.,
2.38%, 8/24/15	145	147
4.88%, 9/15/16	310	340
Berkshire Hathaway, Inc.,
0.80%, 2/11/16	505	503
ING US, Inc.,
5.65%, 5/15/53(1) (2)	310	291
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	450	465
Prudential Financial, Inc.,
3.00%, 5/12/16	145	151

		1,897

Internet - 0.7%
Amazon.com, Inc.,
0.65%, 11/27/15	600	598
Equinix, Inc.,
4.88%, 4/1/20	500	490
Symantec Corp.,
2.75%, 9/15/15	1,065	1,098

		2,186

Iron/Steel - 0.1%
Steel Dynamics, Inc.,
6.13%, 8/15/19(1)	160	169

Lodging - 0.2%
Wyndham Worldwide Corp.,
2.50%, 3/1/18	785	771

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.75%, 9/1/13	500	503
CNH Capital LLC,
3.63%, 4/15/18(1) (2) (3)	1,000	953

		1,456

Media - 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21(1) (2)	500	492
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	1,000	1,018
Comcast Corp.,
4.95%, 6/15/16	1,060	1,174
6.30%, 11/15/17	250	295
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.50%, 3/1/16	590	620
2.40%, 3/15/17	460	462
1.75%, 1/15/18	490	473
McClatchy (The) Co.,
9.00%, 12/15/22(1)	775	814
NBCUniversal Enterprise, Inc.,
0.82%, 4/15/16(1) (2)	1,300	1,304
NBCUniversal Media LLC,
2.10%, 4/1/14	165	167
3.65%, 4/30/15	1,060	1,114
News America, Inc.,
5.30%, 12/15/14	1,105	1,176
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	500	496
Time Warner Cable, Inc.,
3.50%, 2/1/15	1,215	1,251
Time Warner, Inc.,
3.15%, 7/15/15	800	836
Univision Communications, Inc.,
6.88%, 5/15/19(1) (2)	825	866

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.8% continued
Media - 4.3% continued
Viacom, Inc.,
2.50%, 12/15/16	$575	$593
Walt Disney (The) Co.,
0.45%, 12/1/15	390	388

		13,539

Metal Fabrication/Hardware - 0.3%
Precision Castparts Corp.,
0.70%, 12/20/15	850	845

Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	215	214
2.38%, 3/15/18(1) (2)	480	456

		670

Miscellaneous Manufacturing - 0.5%
Eaton Corp.,
0.95%, 11/2/15(1)	750	747
General Electric Co.,
0.85%, 10/9/15	550	549
5.25%, 12/6/17	200	226

		1,522

Office/Business Equipment - 0.2%
Xerox Corp.,
4.25%, 2/15/15	580	606

Oil & Gas - 3.3%
Anadarko Petroleum Corp.,
5.75%, 6/15/14	695	727
6.38%, 9/15/17	300	345
Atwood Oceanics, Inc.,
6.50%, 2/1/20	250	259
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19(1)	600	594
Chevron Corp.,
0.89%, 6/24/16	455	456
Continental Resources, Inc.,
5.00%, 9/15/22	595	605
Devon Energy Corp.,
1.88%, 5/15/17	655	646
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1) (2)	1,000	953
Marathon Oil Corp.,
0.90%, 11/1/15	690	686
Murphy Oil Corp.,
2.50%, 12/1/17	560	552
Newfield Exploration Co.,
6.88%, 2/1/20	850	876
Phillips 66,
2.95%, 5/1/17	390	402
QEP Resources, Inc.,
6.88%, 3/1/21	850	916
Range Resources Corp.,
6.75%, 8/1/20	900	965
Rosetta Resources, Inc.,
5.63%, 5/1/21	500	488
Tesoro Corp.,
4.25%, 10/1/17	450	461
Western Refining, Inc.,
6.25%, 4/1/21(1) (2)	550	538

		10,469

Oil & Gas Services - 0.2%
Cameron International Corp.,
1.60%, 4/30/15	585	589

Packaging & Containers - 0.3%
Ball Corp.,
5.75%, 5/15/21	500	526
Graphic Packaging International, Inc.,
4.75%, 4/15/21	500	484

		1,010

Pharmaceuticals - 2.6%
AbbVie, Inc.,
1.20%, 11/6/15(1)	1,555	1,557
Cardinal Health, Inc.,
1.90%, 6/15/17	410	404
1.70%, 3/15/18	205	199
Express Scripts Holding Co.,
2.10%, 2/12/15	820	834
3.13%, 5/15/16	500	520
GlaxoSmithKline Capital, Inc.,
0.70%, 3/18/16	1,575	1,560
McKesson Corp.,
0.95%, 12/4/15	355	354
5.70%, 3/1/17	190	215
Merck & Co., Inc.,
0.70%, 5/18/16	950	943

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.8% continued
Pharmaceuticals - 2.6% continued
Mylan, Inc.,
1.80%, 6/24/16(1) (2)	$400	$399
7.63%, 7/15/17(1)	300	332
Zoetis, Inc.,
1.15%, 2/1/16(1)	830	827

		8,144

Pipelines - 0.9%
Enterprise Products Operating LLC,
3.70%, 6/1/15	350	368
1.25%, 8/13/15	375	376
Kinder Morgan Energy Partners L.P.,
6.00%, 2/1/17	110	124
5.95%, 2/15/18	530	614
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2)	250	262
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	280	286
Williams Partners L.P.,
3.80%, 2/15/15	670	699

		2,729

Real Estate Investment Trusts - 1.6%
AvalonBay Communities, Inc.,
5.75%, 9/15/16	800	906
DDR Corp.,
7.50%, 7/15/18	510	608
ERP Operating L.P.,
5.25%, 9/15/14	765	805
Health Care REIT, Inc.,
5.88%, 5/15/15	1,215	1,315
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	350	376
Kimco Realty Corp.,
5.70%, 5/1/17	445	497
Realty Income Corp.,
2.00%, 1/31/18	210	204
Ventas Realty L.P./Ventas Capital Corp.,
2.00%, 2/15/18	350	339

		5,050

Retail - 1.2%
CVS Caremark Corp.,
5.75%, 6/1/17	680	781
Home Depot (The), Inc.,
5.40%, 3/1/16	635	708
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	1,000	1,136
Walgreen Co.,
1.00%, 3/13/15	595	597
Wal-Mart Stores, Inc.,
0.60%, 4/11/16	600	596

		3,818

Semiconductors - 0.5%
Intel Corp.,
1.35%, 12/15/17	555	543

Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	530	525
Texas Instruments, Inc.,
0.45%, 8/3/15	455	453

		1,521

Software - 0.7%
Autodesk, Inc.,
1.95%, 12/15/17	335	327
Fidelity National Information Services, Inc.,
7.88%, 7/15/20	1,000	1,102
Oracle Corp.,
5.25%, 1/15/16	545	603

		2,032

Telecommunications - 2.7%
AT&T, Inc.,
2.50%, 8/15/15	720	742
1.60%, 2/15/17	660	653
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	355	364
CenturyLink, Inc.,
6.00%, 4/1/17	1,000	1,078
Cisco Systems, Inc.,
1.63%, 3/14/14	320	323
3.15%, 3/14/17	460	486
Frontier Communications Corp.,
8.25%, 4/15/17	650	731
Juniper Networks, Inc.,
3.10%, 3/15/16	500	518
Lynx I Corp.,
5.38%, 4/15/21(1) (2)	475	477

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.8% continued
Telecommunications - 2.7% continued
SBA Communications Corp.,
5.63%, 10/1/19(1)	$1,000	$990
Verizon Communications, Inc.,
0.70%, 11/2/15	600	596
2.00%, 11/1/16	1,230	1,253
Windstream Corp.,
8.13%, 8/1/13	340	341

		8,552

Transportation - 0.2%
Ryder System, Inc.,
3.15%, 3/2/15	585	603

Total Corporate Bonds (Cost $160,545)		159,250

FOREIGN ISSUER BONDS - 10.7%
Auto Manufacturers - 0.1%
Volkswagen International Finance N.V.,
1.63%, 3/22/15(1)	465	470

Banks - 2.0%
Abbey National Treasury Services PLC,
2.88%, 4/25/14	575	582
ANZ New Zealand Int’l Ltd.,
1.13%, 3/24/16(1) (2)	455	451
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	540	537
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
0.75%, 3/18/16	1,236	1,239
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	855	858
National Bank of Canada,
1.50%, 6/26/15	340	344
Royal Bank of Canada,
0.80%, 10/30/15	390	389
0.63%, 12/4/15	940	935
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	505	500
Toronto-Dominion Bank (The),
1.38%, 7/14/14	325	327
Westpac Banking Corp.,
3.00%, 12/9/15	190	199

		6,361

Beverages - 0.9%
Diageo Capital PLC,
0.63%, 4/29/16	575	570
Heineken N.V.,
0.80%, 10/1/15(1)	765	761
Pernod-Ricard S.A.,
2.95%, 1/15/17(1) (2)	1,100	1,125
SABMiller PLC,
6.50%, 7/1/16(1) (2)	320	366

		2,822

Chemicals - 0.5%
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	750	716
LyondellBasell Industries N.V.,
5.00%, 4/15/19	730	795

		1,511

Computers - 0.2%
Seagate HDD Cayman,
6.88%, 5/1/20	640	678

Diversified Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	470	496

Healthcare - Products - 0.2%
Covidien International Finance S.A.,
1.35%, 5/29/15	525	530

Insurance - 0.1%
QBE Insurance Group Ltd.,
2.40%, 5/1/18(1) (2)	300	294

Leisure Time - 0.4%
Carnival Corp.,
1.20%, 2/5/16	505	501
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	685	697

		1,198

Mining - 0.6%
Anglo American Capital PLC,
2.63%, 9/27/17(1) (2)	200	195
Rio Tinto Finance USA PLC,
2.00%, 3/22/17	475	472
1.63%, 8/21/17	315	309
Vedanta Resources PLC,
6.00%, 1/31/19(1) (2)	400	380

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Mining - 0.6% continued
Xstrata Finance Canada Ltd.,
2.05%, 10/23/15(1)	$615	$615

		1,971

Miscellaneous Manufacturing - 0.6%
Bombardier, Inc.,
4.25%, 1/15/16(1) (2)	1,000	1,023
Pentair Finance S.A.,
1.88%, 9/15/17	180	176
Tyco Electronics Group S.A.,
6.55%, 10/1/17	660	764

		1,963

Oil & Gas - 2.4%
BP Capital Markets PLC,
0.70%, 11/6/15	415	413
2.25%, 11/1/16	675	691
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	375	425
Cenovus Energy, Inc.,
4.50%, 9/15/14	335	350
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	1,125	1,107
Ensco PLC,
3.25%, 3/15/16	250	261
Lukoil International Finance B.V.,
3.42%, 4/24/18(1) (2)	400	389
Noble Holding International Ltd.,
2.50%, 3/15/17	485	485
Petrobras Global Finance B.V.,
2.00%, 5/20/16	1,430	1,400
Petrobras International Finance Co. - Pifco,
2.88%, 2/6/15	510	515
Shell International Finance B.V.,
0.63%, 12/4/15	490	490
Statoil ASA,
1.80%, 11/23/16	290	298
Total Capital International S.A.,
0.75%, 1/25/16	505	501
Transocean, Inc.,
5.05%, 12/15/16	250	272

		7,597

Pharmaceuticals - 0.4%
Sanofi,
2.63%, 3/29/16	600	625
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	750	779

		1,404

Pipelines - 0.4%
Gibson Energy, Inc.,
6.75%, 7/15/21(1) (2)	400	399
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	485	486
0.75%, 1/15/16	330	326

		1,211

Telecommunications - 1.6%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	985	1,046
British Telecommunications PLC,
1.63%, 6/28/16	1,080	1,085
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	1,740	1,827
Softbank Corp.,
4.50%, 4/15/20(1)	500	482
Vodafone Group PLC,
4.15%, 6/10/14	435	448

		4,888

Transportation - 0.1%
Canadian National Railway Co.,
1.45%, 12/15/16	265	267

Total Foreign Issuer Bonds (Cost $33,844)		33,661

U.S. GOVERNMENT AGENCIES - 6.8%(4)
Fannie Mae - 2.8%
Pool #555649,
7.50%, 10/1/32	48	54
Pool #893082,
2.99%, 9/1/36	387	414
Pool #AB3114,
5.00%, 6/1/41	1,234	1,355
Pool #AD7061,
5.50%, 6/1/40	214	235
Pool #AI3471,
5.00%, 6/1/41	572	625
Pool #AK0501,
3.00%, 1/1/27	1,212	1,251

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 6.8%(4) continued
Fannie Mae - 2.8% continued
Pool #AO0315,
3.00%, 4/1/27	$1,381	$1,425
Pool #AO4482,
3.00%, 5/1/27	1,158	1,195
Series 2013-54, Class PM,
1.50%, 5/25/43	2,217	2,170

		8,724

Freddie Mac - 0.4%
Pool #1B3617,
2.99%, 10/1/37	280	300
Pool #848076,
5.52%, 6/1/38	444	477
Series 3730, Class PL,
4.50%, 1/15/33	385	389

		1,166

Freddie Mac Gold - 0.4%
Pool #A92650,
5.50%, 6/1/40	672	740
Pool #G13387,
5.00%, 4/1/23	361	387

		1,127

Government National Mortgage Association - 2.5%
Series 2011-49, Class A,
2.45%, 7/16/38	898	917
Series 2011-49, Class AB,
2.80%, 1/16/34	—	—
Series 2012-123, Class A,
1.04%, 7/16/46	2,959	2,841
Series 2012-2, Class A,
1.86%, 6/16/31	637	644
Series 2012-22, Class AB,
1.66%, 3/16/33	309	311
Series 2013-12, Class KA,
1.50%, 12/16/43	456	455
Series 2013-17, Class AF,
1.21%, 11/16/43	1,102	1,093
Series 2013-45, Class A,
1.45%, 10/16/40	1,286	1,282
Series 2013-92, Class AB,
2.00%, 4/16/42	450	458

		8,001

Government National Mortgage Association II - 0.7%
Pool #82581,
4.00%, 7/20/40	996	1,061
Pool #83021,
3.00%, 1/20/42	1,167	1,222

		2,283

Total U.S. Government Agencies (Cost $21,466)		21,301

U.S. GOVERNMENT OBLIGATIONS - 16.6%
U.S. Treasury Bonds - 1.5%
11.25%, 2/15/15	3,880	4,567

U.S. Treasury Notes - 15.1%
0.13%, 4/30/15	1,850	1,843
0.25%, 5/31/15	135	135
0.38%, 6/30/15	12,875	12,880
0.50%, 6/15/16	22,915	22,818
1.38%, 6/30/18	9,800	9,794

		47,470

Total U.S. Government Obligations (Cost $51,989)		52,037

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 12.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	38,140,510	$38,141

Total Investment Companies (Cost $38,141)		38,141

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.06%, 11/29/13(7)	$800	$800

Total Short-Term Investments (Cost $800)		800

Total Investments - 109.3% (Cost $344,658)		342,455

Liabilities less Other Assets - (9.3)%		(29,275)

NET ASSETS - 100.0%		$313,180

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $22,863,000 or 7.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
American Honda Finance Corp.,
0.65%, 5/26/16	5/22/13	$620

American Honda Finance Corp.,
1.60%, 2/16/18	2/12/13	505

Anglo American Capital PLC,
2.63%, 9/27/17	9/20/12	200

ANZ New Zealand Int’l Ltd.,
1.13%, 3/24/16	3/20/13	455

Ashland, Inc.,
3.00%, 3/15/16	2/21/13	1,500

Bombardier, Inc.,
4.25%, 1/15/16	1/9/13	1,000

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	5/1/13	516

CNH Capital LLC,
3.63%, 4/15/18	4/3/13	1,000

Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18	2/28/13	480

General Motors Financial Co., Inc.,
4.75%, 8/15/17	8/13/12	400

General Motors Financial Co., Inc.,
3.25%, 5/15/18	5/7/13	305

Gibson Energy, Inc.,
6.75%, 7/15/21	6/25/13	394

Glencore Funding LLC,
1.57%, 1/15/19	5/22/13	1,565

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/2/13	750

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	853

ING US, Inc.,
5.65%, 5/15/53	5/13/13	310

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	2/26/13	278

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	792

Lennar Corp.,
4.13%, 12/1/18	1/30/13-4/1/13	1,475

Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2/26/13-5/9/13	1,042

Lukoil International Finance B.V.,
3.42%, 4/24/18	4/17/13	400

Lynx I Corp.,
5.38%, 4/15/21	2/7/13	475

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	513

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	450

Mylan, Inc.,
1.80%, 6/24/16	6/18/13	400

NBCUniversal Enterprise, Inc.,
0.82%, 4/15/16	3/20/13	1,301

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	398

Pernod-Ricard S.A.,
2.95%, 1/15/17	1/10/12-4/12/13	1,151

QBE Insurance Group Ltd.,
2.40%, 5/1/18	4/24/13	299

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21	4/9/13	290

SABMiller PLC,
6.50%, 7/1/16	12/20/12	378

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12-12/20/12	531

Service Corp. International,
5.38%, 1/15/22	6/17/13	550

Univision Communications, Inc.,
6.88%, 5/15/19	3/14/13-5/16/13	895

Vedanta Resources PLC,
6.00%, 1/31/19	5/23/13	400

Western Refining, Inc.,
6.25%, 4/1/21	3/12/13	550

(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $59,996,000 with net sales of approximately $21,855,000 during the three months ended June 30, 2013.

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

At June 30, 2013, the Short Bond Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Five Year U.S. Treasury Note	(314)	$38,009	Short	9/13	$730

At June 30, 2013, the credit quality distribution for the Short Bond Fund was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
U.S. Treasury	18.4%
U.S. Agency	3.2
AAA	8.9
AA	5.8
A	20.5
BBB	20.5
BB	7.5
B	3.9
CCC	0.2
Cash Equivalents	11.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$37,265	(1)	$—	$37,265
Corporate Bonds	—	159,250	(1)	—	159,250
Foreign Issuer Bonds	—	33,661	(1)	—	33,661
U.S. Government Agencies	—	21,301	(1)	—	21,301
U.S. Government Obligations	—	52,037	(1)	—	52,037
Investment Companies	38,141	—		—	38,141
Short-Term Investments	—	800		—	800

Total Investments	$38,141	$304,314		$—	$342,455

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$730	$—		$—	$730

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$344,697

Gross tax appreciation of investments	$1,121
Gross tax depreciation of investments	(3,363)

Net tax depreciation of investments	$(2,242)

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 27.0%(1)
Fannie Mae - 16.5%
0.50%, 11/27/15	$19,040	$18,980
Pool #555649,
7.50%, 10/1/32	92	105
Pool #745148,
5.00%, 1/1/36	3,003	3,237
Pool #893082,
2.99%, 9/1/36	1,033	1,105
Pool #AH1166,
4.50%, 12/1/40	2,593	2,767
Pool TBA,
4.50%, 7/13/43(2)	13,545	14,332
Series 2007-26, Class C,
5.50%, 3/25/33	304	305

		40,831

Freddie Mac - 2.9%
Pool #1J0365,
2.95%, 4/1/37	683	730
Pool #1J2840,
3.02%, 9/1/37	1,456	1,547
Pool #1Q0323,
2.78%, 5/1/37	3,066	3,271
Pool #410092,
2.29%, 11/1/24	15	15
Series 3730, Class PL,
4.50%, 1/15/33	1,634	1,651

		7,214

Government National Mortgage Association - 6.1%
Series 2011-49, Class A,
2.45%, 7/16/38	2,694	2,752
Series 2012-123, Class A,
1.04%, 7/16/46	2,737	2,628
Series 2013-12, Class KA,
1.50%, 12/16/43	2,375	2,371
Series 2013-17, Class AF,
1.21%, 11/16/43	2,607	2,584
Series 2013-40, Class AB,
1.30%, 6/16/35	2,232	2,231
Series 2013-45, Class A,
1.45%, 10/16/40	2,552	2,544

		15,110

Government National Mortgage Association II - 1.5%
Pool #82581,
4.00%, 7/20/40	3,524	3,756

Total U.S. Government Agencies (Cost $66,749)		66,911

U.S. GOVERNMENT OBLIGATIONS - 65.5%(1)
U.S. Treasury Notes - 65.5%
United States Treasury Note/Bond,
0.38%, 6/30/15	79,685	79,716
0.50%, 6/15/16	47,724	47,522
1.38%, 6/30/18	35,340	35,321

		162,559

Total U.S. Government Obligations (Cost $162,564)		162,559

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 55.2%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(3) (4)	136,827,411	$136,827

Total Investment Companies (Cost $136,827)		136,827

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 1.6%
U.S. Treasury Bill,
0.06%, 11/29/13	$4,000	$3,999

Total Short-Term Investments (Cost $3,999)		3,999

Total Investments - 149.3% (Cost $370,139)		370,296

Liabilities less Other Assets - (49.3)%		(122,292)

NET ASSETS - 100.0%		$248,004

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

(3)	At March 31, 2013, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $75,146,000 with net purchases of approximately $61,681,000 during the three months ended June 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2013, the quality distribution for the Short-Intermediate U.S. Government Fund was:

% OF LONG-TERM
QUALITY DISTRIBUTION*	INVESTMENTS
U.S. Treasury	50.1%
U.S. Agency	13.0
Cash Equivalents	36.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of June 30, 2013:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)		(000S)	(000S)
U.S. Government Agencies	$—	$66,911	(1)	$—	$66,911
U.S. Government Obligations	—	162,559	(1)	—	162,559
Investment Companies	136,827	—		—	136,827
Short-Term Investments	—	3,999		—	3,999

Total Investments	$136,827	$233,469		$—	$370,296

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$370,187

Gross tax appreciation of investments	$668
Gross tax depreciation of investments	(559)

Net tax appreciation of investments	$109

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 16.8%
Agriculture - 0.1%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	$2,000	$2,062

Auto Manufacturers - 1.8%
Daimler Finance North America LLC,
0.89%, 3/28/14(1)	6,000	6,018
1.06%, 4/10/14(1)	10,000	10,035
2.30%, 1/9/15(1)	3,000	3,046
Nissan Motor Acceptance Corp.,
1.00%, 3/15/16(1)	20,000	19,781

		38,880

Banks - 7.6%
Bank of America Corp.,
1.70%, 1/30/14	6,100	6,134
1.83%, 7/11/14	5,000	5,053
1.25%, 1/11/16	7,000	6,903
1.34%, 3/22/18	2,000	1,979
Capital One Financial Corp.,
2.13%, 7/15/14	2,000	2,023
2.15%, 3/23/15	4,100	4,165
0.91%, 11/6/15	9,500	9,474
Capital One N.A.,
0.72%, 3/22/16	1,000	993
Citigroup, Inc.,
2.28%, 8/13/13	5,500	5,512
5.50%, 10/15/14	5,000	5,259
2.25%, 8/7/15	2,000	2,034
Fifth Third Bank,
0.90%, 2/26/16	16,000	15,781
Goldman Sachs Group (The), Inc.,
5.25%, 10/15/13	1,000	1,012
6.00%, 5/1/14	5,000	5,208
1.27%, 11/21/14	2,800	2,816
1.60%, 11/23/15	10,000	10,023
HSBC USA, Inc.,
2.38%, 2/13/15	2,000	2,044
JPMorgan Chase & Co.,
1.08%, 1/24/14	4,200	4,216
0.94%, 10/15/15	15,500	15,539
1.13%, 2/26/16	20,000	19,706
Morgan Stanley,
1.88%, 1/24/14	2,300	2,314
1.75%, 2/25/16	14,245	14,112
1.56%, 4/25/18	4,000	3,923
US Bancorp,
3.44%, 2/1/16	5,000	5,241
Wells Fargo & Co.,
1.25%, 2/13/15	6,000	6,034
1.20%, 6/26/15	10,500	10,616

		168,114

Beverages - 0.1%
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	1,165	1,182

Chemicals - 0.3%
Airgas, Inc.,
2.85%, 10/1/13	6,000	6,031

Commercial Services - 0.1%
ERAC USA Finance LLC,
2.75%, 7/1/13(1)	2,000	2,000

Computers - 0.3%
Hewlett-Packard Co.,
1.82%, 9/19/14	5,000	5,048
2.63%, 12/9/14	1,000	1,021

		6,069

Distribution/Wholesale - 0.1%
Glencore Funding LLC,
1.70%, 5/27/16(1) (2)	3,000	2,909

Diversified Financial Services - 1.8%
American Express Credit Corp.,
1.12%, 6/24/14	4,495	4,521
1.37%, 6/12/15	8,000	8,126
General Electric Capital Corp.,
2.15%, 1/9/15	10,000	10,197
Hyundai Capital America,
1.63%, 10/2/15(1)	6,000	5,980
Toyota Motor Credit Corp.,
0.88%, 7/17/15	10,000	10,035

		38,859

Electric - 0.8%
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,011
NextEra Energy Capital Holdings, Inc.,
2.55%, 11/15/13	3,000	3,021
1.61%, 6/1/14	3,000	3,025

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 16.8% continued
Electric - 0.8% continued
Xcel Energy, Inc.,
0.75%, 5/9/16	$9,000	$8,863

		16,920

Food - 0.5%
ConAgra Foods, Inc.,
1.30%, 1/25/16	3,600	3,606
General Mills, Inc.,
0.88%, 1/29/16	3,000	2,982
Kellogg Co.,
1.13%, 5/15/15	2,000	2,009
Kraft Foods Group, Inc.,
1.63%, 6/4/15	2,000	2,021

		10,618

Healthcare - Services - 0.0%
Quest Diagnostics, Inc.,
1.12%, 3/24/14	1,000	1,004

Insurance - 0.6%
American International Group, Inc.,
3.00%, 3/20/15	9,000	9,275
MetLife, Inc.,
1.52%, 8/6/13	3,100	3,103

		12,378

Miscellaneous Manufacturing - 0.1%
Eaton Corp.,
0.95%, 11/2/15(1)	3,000	2,988

Office/Business Equipment - 0.2%
Xerox Corp.,
1.67%, 9/13/13	1,600	1,603
1.09%, 5/16/14	2,500	2,498

		4,101

Oil & Gas - 0.4%
Marathon Oil Corp.,
0.90%, 11/1/15	10,000	9,944

Pharmaceuticals - 0.8%
AbbVie, Inc.,
1.20%, 11/6/15(1)	17,000	17,019

Pipelines - 0.1%
Enterprise Products Operating LLC,
1.25%, 8/13/15	3,300	3,311

Retail - 0.7%
Nordstrom, Inc.,
6.75%, 6/1/14	9,000	9,478
Walgreen Co.,
0.77%, 3/13/14	7,000	7,007

		16,485

Semiconductors - 0.1%
Broadcom Corp.,
1.50%, 11/1/13	2,000	2,006

Telecommunications - 0.1%
AT&T, Inc.,
0.88%, 2/13/15	3,000	3,002

Transportation - 0.2%
CSX Corp.,
6.25%, 4/1/15	4,000	4,370

Total Corporate Bonds (Cost $369,691)		370,252

FOREIGN ISSUER BONDS - 14.6%
Agriculture - 0.1%
BAT International Finance PLC,
1.40%, 6/5/15(1)	3,000	3,024

Banks - 10.5%
ABN AMRO Bank N.V.,
1.38%, 1/22/16(1)	13,000	12,890
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	10,000	9,937
Bank of Montreal,
0.75%, 9/11/15	3,000	3,014
Bank of Nova Scotia,
1.85%, 1/12/15	9,000	9,136
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.00%, 2/26/16(1)	20,000	19,821
Barclays Bank PLC,
1.32%, 1/13/14	1,500	1,507
BNP Paribas S.A.,
1.18%, 1/10/14	3,000	3,008
3.02%, 12/20/14	2,613	2,695
BPCE S.A.,
1.53%, 4/25/16	10,000	10,094
Commonwealth Bank of Australia,
1.95%, 3/16/15	3,000	3,054

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 14.6% continued
Banks - 10.5% continued
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
4.20%, 5/13/14(1)	$7,750	$7,991
Credit Agricole S.A.,
1.44%, 4/15/16(1)	22,500	22,598
Credit Suisse,
1.24%, 1/14/14	6,500	6,529
ING Bank N.V.,
1.91%, 9/25/15(1)	8,500	8,663
1.22%, 3/7/16(1)	20,000	20,027
Korea Development Bank (The),
8.00%, 1/23/14	4,250	4,412
1.00%, 1/22/16	4,000	3,913
3.25%, 3/9/16	3,800	3,918
National Australia Bank Ltd.,
1.00%, 4/11/14(1)	12,850	12,919
1.60%, 8/7/15	10,000	10,136
Nordea Bank Finland PLC,
0.75%, 1/27/14	4,500	4,513
1.16%, 4/9/14	7,550	7,598
Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15(1)	4,000	4,044
Royal Bank of Canada,
1.15%, 3/13/15	10,000	10,077
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15	2,000	2,034
UBS A.G.,
1.28%, 1/28/14	5,000	5,026
Westpac Banking Corp.,
1.01%, 3/31/14(1)	5,000	5,025
1.03%, 9/25/15	17,000	17,184

		231,763

Healthcare - Products - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	2,700	2,723

Leisure Time - 0.1%
Carnival Corp.,
1.20%, 2/5/16	2,000	1,986

Mining - 0.7%
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	4,000	4,007
Rio Tinto Finance USA PLC,
1.13%, 3/20/15	5,500	5,500
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14(1)	3,000	3,054
2.05%, 10/23/15(1)	4,000	4,001

		16,562

Miscellaneous Manufacturing - 0.2%
Pentair Finance S.A.,
1.35%, 12/1/15	4,000	4,007

Oil & Gas - 1.4%
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	10,000	10,081
Petrobras Global Finance B.V.,
1.89%, 5/20/16	18,000	17,892
Petrobras International Finance Co. - Pifco,
2.88%, 2/6/15	2,000	2,018

		29,991

Pharmaceuticals - 0.6%
Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15(1)	13,000	13,070

Sovereign - 0.3%
Republic of Korea,
5.75%, 4/16/14	6,000	6,213

Telecommunications - 0.6%
Vodafone Group PLC,
0.90%, 2/19/16	12,500	12,293

Total Foreign Issuer Bonds (Cost $320,847)		321,632

MUNICIPAL BONDS - 68.0%
Alaska - 0.3%
Alaska State G.O. Unlimited Bonds, Series A,
2.75%, 8/1/14	2,505	2,574
Alaska State Housing Finance Corp. Mortgage Revenue Bonds, Series B-1 (G.O. of Corp. Insured),
0.80%, 12/1/13	2,235	2,238
Valdez Marine Terminal Revenue Refunding Bonds, Series B, BP Pipelines Project,
5.00%, 1/1/14	2,000	2,045

		6,857

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Arizona - 0.2%
Arizona State University Energy Management LLC Revenue Refunding Bonds, State University Project-Tempe,
5.00%, 7/1/14	$1,500	$1,568
Coconino County Pollution Control Corp. Variable Revenue Bonds, Series A (AMT), Arizona Public Service Navajo Project,
3.63%, 10/1/29	2,000	2,001
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
3.00%, 12/1/13	1,000	1,012

		4,581

Arkansas - 0.2%
Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds,
5.00%, 4/1/15	2,600	2,806
North Little Rock School District No. 1 Construction G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 2/1/16(3)	1,785	1,960

		4,766

California - 6.5%
Beverly Hills Public Financing Authority Lease Revenue Refunding Bonds, Series A, Project of 2003,
3.00%, 6/1/15	2,985	3,128
Burbank Redevelopment Agency Tax Allocation Golden Bonds (FGIC Insured), Prerefunded,
5.63%, 12/1/13	1,000	1,022
California State Department of Water Supply Resources Revenue Bonds, Series L,
5.00%, 5/1/14	1,000	1,040
California State Department of Water Supply Resources Revenue Bonds, Series M,
5.00%, 5/1/14	6,300	6,551
5.00%, 5/1/15	5,650	6,105
California State Floating G.O. Unlimited Refunding Bonds, Series A,
0.74%, Mandatory Put 5/1/15	2,500	2,511
California State G.O. Unlimited Refunding Bonds,
3.00%, 9/1/13	5,000	5,024
5.00%, 2/1/15	5,000	5,348
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series B2, J Paul Getty Trust,
0.36%, Mandatory Put 4/1/15	10,000	10,019
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds, Series A, Waste Management, Inc. Project,
2.00%, Mandatory Put 9/2/14	1,000	1,017
California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services,
0.45%, Mandatory Put 8/1/13(1)	9,000	9,000
California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Projects,
3.00%, 10/1/13	2,180	2,195
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/15	3,000	3,275
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 2/1/16	10,500	11,303
California Statewide Communities Development Authority Student Housing Revenue Bonds, UCI East Apartments Irvine LLC, Prerefunded,
5.63%, 5/15/15	4,000	4,384
Contra Costa Transportation Authority Sales Tax Revenue Refunding Bonds,
0.57%, Mandatory Put 12/15/15	4,500	4,514
Kern High School District Taxable G.O. Unlimited Refunding Bonds,
1.48%, 8/1/13	1,000	1,001
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
4.00%, 7/1/13	7,000	7,002
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
3.00%, 9/1/13	1,800	1,809
Los Angeles Solid Waste Resource Revenue Bonds, Series A,
5.00%, 2/1/16	700	774
Los Angeles Solid Waste Resource Revenue Refunding Bonds, Series B,
5.00%, 2/1/16	10,000	11,058

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
California - 6.5% continued
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 7/1/13	$5,000	$5,002
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/14	3,000	3,142
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
4.00%, 7/1/14	550	570
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/1/15	5,500	5,980
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A2,
0.21%, Mandatory Put 5/1/15	8,850	8,832
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B,
3.00%, 7/1/13	1,000	1,000
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
4.00%, 10/1/15	3,000	3,234
San Francisco City & County Public Utilities Commission Revenue Refunding Bonds, Series A,
3.00%, 10/1/15	3,000	3,164
4.00%, 10/1/15	2,000	2,154
University of California General Revenue Bonds, Series AF,
5.00%, 5/15/15	10,000	10,842

		142,000

Colorado - 0.6%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
3.00%, 3/1/16	1,100	1,159
Denver City & County Airport Revenue Bonds, Series B (AMT),
4.00%, 11/15/13	5,165	5,231
Denver City & County G.O. Unlimited Bonds, Series D, Better Denver,
5.00%, 8/1/13	1,000	1,004
Longmont Sales & Use Tax Revenue Refunding Bonds, Series A, Open Space,
2.00%, 11/15/13	1,070	1,075
Platte River Power Authority Revenue Bonds, Series II,
4.00%, 6/1/14	4,000	4,138

		12,607

Connecticut - 2.1%
Bristol G.O. Unlimited Bonds,
4.00%, 8/1/13	2,000	2,007
Connecticut State Development Authority PCR Bonds, Series A (AMT), Connecticut Light & Power Project,
1.55%, Mandatory Put 4/1/15	6,000	6,024
Connecticut State Development Authority Variable PCR Refunding Bonds, Series B, Connecticut Light & Power Commission,
1.25%, Mandatory Put 9/3/13	4,125	4,132
Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index,
0.36%, 5/15/14	4,000	4,004
0.29%, 3/1/16	1,000	1,000
Connecticut State G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured),
5.00%, 4/1/14	925	959
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/13	10,100	10,265
Connecticut State G.O. Unlimited Refunding Bonds,
5.00%, 3/15/15	4,000	4,305
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-4, Yale University,
5.00%, Mandatory Put 2/12/15	6,810	7,302
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
5.00%, 12/1/14	2,760	2,947
Connecticut State Variable G.O. Unlimited Bonds, Series D,
0.35%, 9/15/15	4,000	4,002

		46,947

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Delaware - 0.1%
Delaware State Municipal Electric Corp. Revenue Bonds,
3.00%, 7/1/13	$1,135	$1,135

District of Columbia - 0.5%
District of Columbia Income Tax Secured Adjustable Revenue Refunding Bonds, Series E,
0.41%, 12/1/13	4,050	4,050
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series B,
0.36%, 12/1/13	1,955	1,956
Metropolitan Washington D.C. Airports Authority System Revenue Bonds, Series C (AMT),
3.00%, 10/1/13	1,500	1,510
Metropolitan Washington D.C. Airports Authority System Revenue Refunding Bonds, Series A (AMT) (AMBAC Insured),
5.00%, 10/1/14	3,500	3,696

		11,212

Florida - 4.2%
Citizens Property Insurance Corp. Adjustable Personal & Commercial Lines Revenue Bonds, Series S,
1.31%, 6/1/15	20,000	20,263
Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A1, Senior Secured,
5.00%, 6/1/15	3,450	3,709
Citizens Property Insurance Corp. Revenue Bonds, Series A-3, Floating Senior Secured Coastal Notes (AGM Insured),
1.71%, 6/1/14	5,000	5,051
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B (State Gtd.),
5.00%, 1/1/15	2,000	2,136
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	7,000	7,327
Florida State Board of Governors University of Central Florida Parking Facility Revenue Refunding Bonds, Series A,
5.00%, 7/1/13	1,175	1,175
5.00%, 7/1/14	1,235	1,290
Florida State Board of Governors University System Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/15	1,000	1,088
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A, Capital Outlay,
5.00%, 6/1/14	5,210	5,441
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C (State Gtd.),
5.00%, 6/1/14	4,000	4,177
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay,
5.00%, 6/1/15	4,880	5,295
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, Series A, Florida Forever,
4.00%, 7/1/13	6,400	6,402
5.00%, 7/1/14	3,000	3,139
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	1,250	1,250
5.00%, 7/1/15	3,285	3,547
Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A,
5.00%, 7/15/13	2,000	2,005
Jacksonville Special Revenue Refunding Bonds, Series C,
5.00%, 10/1/15	1,000	1,094
Jea Electric System Revenue Bonds, Subseries B,
5.00%, 10/1/14	1,000	1,057
5.00%, 10/1/15	900	984
Jea St. Johns River Power Park System Revenue Refunding Bonds, Issue Two Series 25,
4.00%, 10/1/14	13,500	14,108
Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A,
3.00%, 7/1/13	1,000	1,000
Okeechobee County Solid Waste Disposal Management Landfill Variable Revenue Bonds, Series A,
2.25%, Mandatory Put 7/1/16	1,250	1,250

		92,788

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Georgia - 2.5%
Albany Sales Tax G.O. Unlimited Bonds,
2.00%, 6/1/15	$1,300	$1,334
Burke County Development Authority PCR Bonds, Fifth Series, Plant Vogtle Project,
2.30%, Mandatory Put 4/1/14	1,000	1,013
Burke County Development Authority PCR Bonds, Fourth Series, Georgia Power Co. Plant Vogtle Project,
1.20%, Mandatory Put 4/1/14	2,000	2,010
Columbia County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/16	1,800	2,005
Floyd County Development Authority Revenue Bonds, Power Company Plant Hammond,
0.85%, Mandatory Put 11/19/15	3,000	3,001
Georgia State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/14	4,000	4,238
Georgia State G.O. Unlimited Refunding Bonds, Series E-1,
5.00%, 7/1/13	5,755	5,757
Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A,
4.00%, 10/1/14	6,500	6,806
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
2.00%, 12/1/14	1,000	1,024
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue VRDB, Series A,
0.31%, Mandatory Put 9/1/14	26,100	26,100
Municipal Electric Authority of Georgia Revenue Bonds, Series A, Combined Cycle Project,
4.00%, 11/1/14	1,000	1,047

		54,335

Hawaii - 0.9%
Hawaii State Airports System Revenue Refunding Bonds (AMT),
4.00%, 7/1/13	1,950	1,951
5.00%, 7/1/14	1,335	1,393
Hawaii State G.O. Unlimited Refunding Bonds, Series EC,
5.00%, 12/1/13	3,000	3,061
Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series A, Halekauwila Place,
0.70%, 12/1/15	6,000	5,991
Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series B, Kuhio Park Terrace (Freddie Mac Insured),
1.25%, 10/1/13	6,000	6,004
Maui County G.O. Unlimited Refunding Bonds,
3.00%, 6/1/14	1,400	1,435

		19,835

Idaho - 0.5%
Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds,
4.00%, 8/15/14	10,000	10,407

Illinois - 1.4%
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facility Charge,
5.00%, 1/1/14	1,650	1,687
5.00%, 1/1/15	1,250	1,326
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries A, Northwestern University,
0.37%, Mandatory Put 3/3/14	2,900	2,901
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries B, Northwestern University,
1.75%, Mandatory Put 3/3/14	7,935	8,016
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries C, Northwestern University,
0.37%, Mandatory Put 3/3/14	14,950	14,959
Illinois State Unemployment Insurance Fund Building Reciepts Revenue Bonds, Series A,
5.00%, 6/15/14	1,500	1,568

		30,457

Indiana - 0.9%
Indiana State Finance Authority Economic Development Revenue Bonds (AMT), Republic Services, Inc. Project,
0.53%, Mandatory Put 9/3/13	3,000	3,000

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Indiana - 0.9% continued
Indiana State Health Facility Financing Authority Revenue Bonds, Series A1, Ascension Health Care Group,
1.50%, Mandatory Put 8/1/14	$5,250	$5,319
Indiana State Health Facility Financing Authority Revenue Bonds, Series A6, Ascension Health Sub Credit Group,
5.00%, Mandatory Put 6/1/14	5,600	5,841
Rockport PCR Refunding Bonds, Series A, Michigan Power Company Project,
6.25%, Mandatory Put 6/2/14	2,200	2,309
Whiting Environmental Facilities Variable Revenue Bonds, BP Products N.A., Inc.,
2.80%, Mandatory Put 6/2/14	2,540	2,598

		19,067

Iowa - 0.4%
Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C,
1.00%, 6/1/14	7,450	7,454
Des Moines Waterworks Revenue Refunding Bonds, Series B,
3.00%, 12/1/14	1,000	1,037
Johnston G.O. Unlimited Refunding Bonds, Series A,
4.00%, 6/1/15(3)	1,225	1,304

		9,795

Kansas - 0.0%
Overland Park Internal Improvement G.O. Unlimited Bonds,
4.00%, 9/1/14	770	804

Kentucky - 0.4%
Kentucky State Asset Liability Commission General Receipts Revenue Bonds, Series A, University Project Notes (AMBAC Insured),
5.00%, 10/1/15	2,215	2,431
Kentucky State Economic Development Finance Authority Solid Waste Disposal Revenue Refunding Bonds, Series B, Republic Services, Inc. Project,
0.42%, Mandatory Put 9/3/13	2,720	2,720
Pikeville Hospital Improvement Revenue BANS,
3.00%, 9/1/13	4,000	4,014

		9,165

Louisiana - 1.1%
Louisiana State G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/13	2,100	2,109
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/15	1,000	1,091
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B2, Second Lien,
0.75%, Mandatory Put 5/1/18	17,000	16,926
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Series B-1, Loop LLC Project,
1.88%, Mandatory Put 10/1/13	3,000	3,012

		23,138

Maine - 0.1%
South Portland G.O. Unlimited Bonds,
4.00%, 7/15/14	1,500	1,557

Maryland - 2.2%
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series A,
3.00%, 3/15/15	1,000	1,043
Maryland State & Local Facilities Loan of 2013 G.O. Unlimited Bonds, First Series,
5.00%, 3/1/16	4,000	4,447
Maryland State Department of Transportation Revenue Bonds,
4.00%, 2/15/16	4,855	5,261
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Johns Hopkins Health System,
0.73%, Mandatory Put 5/15/18	15,100	15,039
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series B, Johns Hopkins Health System,
0.78%, Mandatory Put 5/15/18	11,000	10,987
Maryland State Housing & Community Development Administration Department Revenue Bonds, Series B,
1.01%, Mandatory Put 3/1/16	1,100	1,107
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 7/1/14	1,800	1,887

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Maryland - 2.2% continued
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 9/15/14	$2,935	$3,104
Prince Georges County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B,
5.00%, 9/15/14	2,800	2,962
University System of Maryland Auxilary Facility & Tuition Revenue Refunding Bonds, Series A,
3.00%, 4/1/14	3,400	3,473

		49,310

Massachusetts - 2.1%
Boston G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	1,050	1,105
Cambridge Municipal Purpose Loan G.O. Limited Bonds,
2.00%, 2/15/15	3,175	3,255
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D,
4.00%, 10/1/13	4,000	4,039
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University,
0.64%, Mandatory Put 3/30/17	5,000	4,984
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-6E, Boston University,
0.61%, Mandatory Put 9/30/16	5,000	5,000
Massachusetts State G.O. Limited Refunding Bonds, Series A, Sifma Index,
0.25%, 2/1/15	7,000	7,000
Massachusetts State Housing Finance Agency Revenue Bonds, Series F, Construction Loan Notes,
0.65%, 12/1/14	3,500	3,501
Massachusetts State School Building Authority Sales Tax Revenue Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 8/15/15	2,325	2,546
Massachusetts State Transportation Fund Revenue Bonds, Series A, Accelerated Bridge Program,
5.00%, 6/1/14	7,000	7,310
Nantucket G.O. Limited Refunding Bonds,
2.00%, 10/1/15	1,035	1,069
Springfield State Qualified Municipal Purpose Loan G.O. Limited Bonds (AGM Insured State Aid Withholding),
5.75%, 8/1/14	1,025	1,085
University of Massachusetts Building Authority Revenue Refunding Bonds, Senior Series 2 (AMBAC Insured),
4.00%, 11/1/15	5,000	5,358

		46,252

Michigan - 1.6%
Lowell Limited Obligation Industrial Revenue Variable Revenue Bonds (AMT), Litehouse, Inc. Project (Fifth Third Bank LOC),
0.46%, 8/1/33	1,110	1,110
Michigan State Finance Authority Revenue Bonds, Series A, Unemployment Obligation Assessment,
5.00%, 7/1/14	10,000	10,482
Michigan State Finance Authority Revenue Refunding Bonds, Clean Water Subordinate State Revolving Fund,
5.00%, 10/1/15	1,650	1,813
Michigan State Finance Authority Revenue Refunding Bonds, Drinking Water Subordinate State Revolving Fund,
5.00%, 10/1/15	2,275	2,500
Michigan State G.O. Unlimited Refunding Bonds,
5.50%, 12/1/15	1,075	1,199
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series F-3, Ascension Health,
2.63%, Mandatory Put 6/30/14	2,000	2,048
Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Care Group,
0.90%, Mandatory Put 3/16/15	3,815	3,815
Saline Area Schools Variable G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
0.61%, Mandatory Put 11/1/15	12,900	12,984

		35,951

Minnesota - 0.7%
Chaska Independent School District No. 112 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
2.00%, 2/1/15	1,595	1,632

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Minnesota - 0.7% continued
Duluth EDA Health Care Facilities Revenue Bonds, Benedictine Health Systems St. Marys, Prerefunded,
5.25%, 2/15/14	$1,000	$1,031
Hennepin County Senior Sales Tax G.O. Unlimited Bonds, Series E,
4.00%, 12/15/13	3,045	3,099
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/14	5,500	5,786
Monticello Independent School District No. 882 School Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program),
2.00%, 2/1/14	1,730	1,748
Ramsey County Capital Improvement G.O. Unlimited Refunding Bonds, Series B,
4.00%, 2/1/14	3,000	3,065

		16,361

Mississippi - 0.2%
Mississippi State Business Finance Corp. Solid Waste Disposal Variable Revenue Bonds, Waste Management, Inc. Project,
2.25%, Mandatory Put 11/3/14	4,600	4,635

Municipal States Pooled Securities - 0.6%
BB&T Municipal Trust VRDB, Series B, Sifma Index (Rabobank Nederland LOC),
0.93%, 8/1/14(1) (2)	2,947	2,947
BB&T Municipal Trust VRDB, Series C (Rabobank Nederland LOC),
0.56%, 12/1/15	10,000	9,986

		12,933

Nebraska - 0.3%
Nebraska State Public Power District General Revenue Bonds, Series B-1 (NATL-RE FGIC Insured),
5.00%, 1/1/14	2,500	2,560
Washington County Wastewater Solid Waste Disposal Facilities Variable Revenue Refunding Bonds (AMT), Cargill, Inc. Projects,
1.38%, Mandatory Put 9/1/15	5,000	5,000

		7,560

Nevada - 1.1%
Clark County Airport System Revenue Bonds, Series C1 (AMT), Junior Sub Lien,
2.50%, 7/1/15(3)	7,750	7,962
Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds,
5.00%, 7/1/14	3,000	3,137
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
4.00%, 6/15/16	6,200	6,712
Washoe County School Building District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/1/15	5,355	5,814

		23,625

New Hampshire - 0.1%
New Hampshire State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 6/1/14	1,500	1,552

New Jersey - 5.6%
Monmouth County Improvement Authority Revenue Refunding Bonds, Government Pooled Loan (County & Municipal Government Gtd.),
4.00%, 12/1/14	1,000	1,052
New Jersey Environmental Infrastructure Trust Revenue Bonds,
3.00%, 9/1/14	1,000	1,032
New Jersey State EDA Cigarette TRB, Prerefunded,
5.75%, 6/15/14	17,500	18,423
New Jersey State EDA Revenue Bonds, Series O, School Facilities Construction, Prerefunded,
5.13%, 3/1/15	24,455	26,338
5.25%, 3/1/15	11,240	12,129
New Jersey State EDA School Facilities Construction Revenue Notes, Series G, Sifma Index,
0.64%, 2/1/15	3,000	3,010
New Jersey State EDA Solid Waste Disposal Facilities Revenue Bonds, Series A (AMT), Waste Management, Inc. Project,
5.30%, Mandatory Put 6/1/14	3,500	3,608

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
New Jersey - 5.6% continued
New Jersey State Educational Facilities Authority Revenue Bonds, Series B, Princeton University,
3.00%, 7/1/13	$3,000	$3,001
5.00%, 7/1/14	4,000	4,193
New Jersey State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/13	4,880	4,902
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds, Series 4 (AMT),
0.90%, 5/1/15	15,645	15,632
New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA,
4.00%, 6/15/14	3,000	3,102
4.00%, 6/15/15	6,000	6,371
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
4.00%, 12/15/15	1,550	1,666
5.00%, 12/15/15	1,435	1,577
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/14	2,000	2,087
New Jersey State Turnpike Authority Revenue Bonds, Series D,
0.74%, Mandatory Put 1/1/18	3,200	3,208
New Jersey State Turnpike Authority Revenue VRDB, Series B,
0.81%, Mandatory Put 12/22/14(1) (2)	9,000	9,018
Newark G.O. Unlimited Qualified General Improvement Refunding Bonds, Series A (State Aid Withholding),
4.00%, 7/15/14	1,905	1,974
Ocean County G.O. Unlimited Refunding Bonds,
3.00%, 8/1/13	1,000	1,002

		123,325

New York - 8.0%
Erie County Industrial Development Agency School Facility Revenue Bonds, City School District Buffalo Project (AGM Insured State Aid Withholding), Escrowed to Maturity,
5.00%, 5/1/14	1,185	1,232
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-2,
3.00%, 11/1/14	2,000	2,069
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A,
4.00%, 11/15/14	1,500	1,573
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding VRDB, Subseries B-3A,
0.29%, Mandatory Put 11/1/14	3,400	3,394
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding VRDB, Subseries B-3B,
0.61%, Mandatory Put 11/1/13	4,000	3,999
Metropolitan Transportation Authority Revenue Bonds, Series B,
3.00%, 11/15/14	1,250	1,292
Metropolitan Transportation Authority Revenue Bonds, Series B-1,
5.00%, 11/15/14	3,210	3,407
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F,
5.00%, 11/15/14	24,000	25,474
New York City G.O. Unlimited Bonds, Series B,
3.00%, 8/1/15	2,000	2,098
New York City G.O. Unlimited Bonds, Series F2,
4.00%, 12/15/13	10,000	10,164
New York City G.O. Unlimited Bonds, Series H,
2.00%, 8/1/15	2,500	2,571
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E,
5.00%, 11/1/14	14,865	15,808
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series C, Escrowed to Maturity,
5.00%, 11/1/13	60	61
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series C, Unrefunded Balance,
5.00%, 11/1/13	2,940	2,988

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
New York - 8.0% continued
New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/15	$3,000	$3,272
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/15	6,000	6,461
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities,
4.00%, 7/1/15	1,700	1,811
New York State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/16	10,000	11,133
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series 4,
1.20%, 11/1/14	4,000	4,030
New York State Mortgage Agency Homeowner Revenue Bonds, Series 164,
1.00%, 4/1/14	2,000	2,007
New York State Thruway Authority General Revenue Bonds, Second Series B (NATL-RE FGIC Insured),
5.00%, 4/1/16	10,095	11,068
New York State Thruway Authority Local Highway & Bridge Revenue Bonds, Series A,
4.00%, 4/1/14	2,500	2,572
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 167 (AMT) (G.O. of Authority Insured),
5.00%, 9/15/14	4,000	4,219
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 169 (AMT) (G.O. of Authority Insured),
5.00%, 10/15/14	10,000	10,584
Suffolk County Water Authority Revenue BANS, Series A,
4.00%, 1/15/16	11,500	12,413
Suffolk County Water Authority Revenue BANS, Series B,
3.00%, 1/15/15	10,000	10,380
Suffolk County Water Authority Variable Revenue BANS, Series B,
0.46%, 4/1/14	11,350	11,366
Triborough Bridge & Tunnel Authority General Revenue Bonds, Subseries B1 (G.O. of Authority Insured),
5.00%, Mandatory Put 11/15/13	7,715	7,851

		175,297

North Carolina - 3.0%
Charlotte COPS, Series A,
5.00%, 12/1/14	3,000	3,196
Mecklenburg County COPS, Series A,
0.43%, Mandatory Put 2/1/16	10,000	10,002
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	7,200	7,289
5.00%, 10/1/14	3,500	3,709
North Carolina State Capital Improvement Obligation Revenue Bonds, Series C,
5.00%, 5/1/14	5,000	5,200
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
3.50%, 5/1/15	4,000	4,221
North Carolina State G.O. Unlimited Refunding Bonds, Series D,
3.00%, 6/1/15	2,575	2,699
North Carolina State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 5/1/15	16,075	17,407
North Carolina State Limited Obligation Revenue Bonds Series A,
5.00%, 5/1/15	6,000	6,492
North Carolina State Turnpike Authority Monroe Connector System Appropriation Revenue Bonds,
3.00%, 7/1/13	1,000	1,000
North Carolina State University at Raleigh General Revenue Refunding Bonds,
3.00%, 10/1/14	1,500	1,551
Wake County Public Improvement Non Ace G.O. Unlimited Bonds,
4.00%, 3/1/14	1,000	1,026
Winston Salem Limited Obligation Revenue Bonds, Series A (County Gtd.),
4.00%, 3/1/15	1,500	1,586

		65,378

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Ohio - 2.5%
Columbus City G.O. Unlimited Bonds, Series A,
3.00%, 2/15/15	$17,000	$17,704
Columbus City G.O. Unlimited Refunding Bonds, Series 2012-3,
4.00%, 8/15/15	8,485	9,105
Columbus City G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/16	12,915	14,338
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation,
0.53%, 1/1/18	2,000	2,001
Ohio State Housing Finance Agency Revenue Notes, Maple Park Place Apartments Project,
0.60%, 12/1/14	1,300	1,301
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/14	2,500	2,629
Ohio State Water Development Authority PCR Bonds, Series 2012, Various Loan Fund Notes,
0.46%, Mandatory Put 7/15/15	5,500	5,501
Ohio State Water Development Authority Solid Waste Diposal Revenue Bonds, Waste Management Project,
2.25%, Mandatory Put 7/1/16	1,500	1,500
Ohio State Water Quality Development Authority PCR Bonds, Series F, Prerefunded,
5.00%, 6/1/15	1,000	1,086

		55,165

Oklahoma - 0.2%
Oklahoma City G.O. Unlimited Refunding Bonds,
4.00%, 3/1/14	3,000	3,075
Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds,
2.50%, 3/1/15	700	723

		3,798

Oregon - 0.7%
Metro G.O. Limited Refunding Bonds, Series B,
4.00%, 6/1/14	5,500	5,691
Port of Portland International Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/15	1,550	1,671
Portland G.O. Limited Tax Revenue Refunding Bonds, Series B, Police Training,
3.00%, 6/1/14	3,000	3,077
Portland G.O. Limited TRB, Milwaukie,
3.00%, 9/1/14	1,000	1,032
4.00%, 9/1/15	1,350	1,448
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
4.00%, 6/1/14	1,485	1,536
Tri-County Metropolitan Transportation District Revenue Bonds, Series A,
3.00%, 9/1/14	1,190	1,229

		15,684

Pennsylvania - 2.3%
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management Project,
3.70%, Mandatory Put 5/1/15	1,500	1,552
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
1.75%, Mandatory Put 12/1/15	3,000	2,999
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc. Project,
2.63%, Mandatory Put 7/1/14	2,970	3,005
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue Bonds, Series A,
4.00%, 7/1/14	16,590	17,225
5.00%, 7/1/15	4,000	4,358
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 1/1/15	1,740	1,859
Pennsylvania State G.O. Unlimited Bonds, Third Series (AGM Insured),
5.00%, 9/1/14	10,000	10,559
Pennsylvania State G.O. Unlimited Refunding & Projects Bonds, First Series (NATL-RE Insured),
5.25%, 2/1/14	3,000	3,090

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Pennsylvania - 2.3% continued
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
5.00%, 7/1/14	$1,700	$1,782
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, First Series, Temple University,
3.00%, 4/1/14	1,000	1,020
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 114A (AMT),
0.80%, 4/1/14	750	751
1.05%, 4/1/15	625	626
State Public School Building Authority Lease Revenue Bonds, School District of Philadelphia Project (State Intercept Program),
5.00%, 4/1/15	1,000	1,072

		49,898

Rhode Island - 0.0%
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Series A, Brown University,
5.00%, 9/1/13	1,000	1,008

South Carolina - 0.2%
Lexington & Richland School District No. 5 G.O. Unlimited Bonds, Series B (SCSDE Insured),
4.00%, 3/1/14	1,015	1,040
4.00%, 3/1/15	3,555	3,759

		4,799

Tennessee - 0.7%
Knox County G.O. Unlimited Bonds,
4.00%, 4/1/14	5,500	5,655
Knoxville G.O. Unlimited Bonds,
2.00%, 5/1/14	2,000	2,030
4.00%, 5/1/15	3,245	3,454
Rutherford County G.O. Unlimited Bonds,
3.00%, 4/1/14	2,315	2,364
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,000	2,025

		15,528

Texas - 6.2%
Austin Public Improvement G.O. Limited Bonds, Series A,
2.00%, 9/1/13	2,000	2,006
Austin Public Property Finance Contractual G.O. Limited Bonds,
3.00%, 5/1/15	1,845	1,930
Dallas G.O. Limited Refunding Bonds,
4.00%, 2/15/15	2,885	3,052
Fort Bend Independent School District G.O. Unlimited Refunding Bonds,
3.50%, 2/15/15	1,000	1,047
Gulf Coast Waste Disposal Authority Revenue Bonds, BP Products N.A. Project,
2.30%, Mandatory Put 9/3/13	3,625	3,637
Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, BP Products N.A. Project,
2.30%, Mandatory Put 9/3/13	7,900	7,926
Harris County G.O. Limited Refunding Bonds, Series A,
4.00%, 10/1/14	4,500	4,710
Harris County Metropolitan Transit Authority Sales & Use TRB, Series B, Contractual Obligations,
4.00%, 11/1/13	2,195	2,223
Harris County Road G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/13	1,000	1,007
Houston Higher Education Finance Corp. Variable Revenue Refunding Bonds, Series B, Rice University,
0.59%, Mandatory Put 11/16/17	38,500	38,512
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Series A,
5.00%, 9/1/13	1,500	1,512
Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
1.50%, Mandatory Put 6/1/15	10,000	10,118
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
2.00%, Mandatory Put 6/1/14	5,000	5,071
0.88%, Mandatory Put 6/1/16	16,100	15,933
Houston Utility System Combined Revenue Refunding Bonds, Series E, First Lien,
5.00%, 11/15/13	2,000	2,036
Houston Utility System Revenue Refunding Bond, Series A, Sifma Index,
0.61%, Mandatory Put 6/1/15	2,000	2,003

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Texas - 6.2% continued
Lubbock G.O. Limited Refunding Bonds (NATL-RE Insured),
4.00%, 2/15/15	$4,470	$4,718
Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
2.25%, Mandatory Put 8/1/14	3,300	3,364
Mission Economic Development Corp. Solid Waste Disposal Variable Revenue Refunding Bonds, Republic Services, Inc.,
0.85%, Mandatory Put 10/1/13	6,500	6,500
North Texas State Municipal Water District Upper Efork Waste Water Intercept Revenue Refunding & Imrpovement Bonds,
3.00%, 6/1/15	2,000	2,092
Plano Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/15	5,000	5,367
5.00%, 2/15/15	2,190	2,351
Port Arthur Independent School Building District G.O. Unlimited Bonds (NATL-RE FGIC Insured), Prerefunded,
5.25%, 2/15/14	1,000	1,031
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
5.00%, 10/1/14	1,000	1,052
San Antonio General Improvement G.O. Limited Bonds,
4.00%, 2/1/15	2,000	2,112
Texas State G.O. Unlimited Refunding Bonds, Series B (AMT), College Student Loan,
5.00%, 8/1/13	1,000	1,004
University of Texas Financing System Revenue Refunding Bonds, Series A,
4.00%, 8/15/14	4,500	4,692

		137,006

Utah - 0.6%
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Insured),
4.00%, 6/1/15	6,965	7,414
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries A,
3.00%, 7/1/15	4,000	4,185
Utah State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/14	1,000	1,048

		12,647

Virginia - 3.0%
Charles City & County IDA Solid Waste Disposal Facility Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
1.88%, Mandatory Put 4/1/15	750	748
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A, (State Aid Withholding),
3.00%, 10/1/14	9,270	9,591
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 12/1/13	2,590	2,632
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/14	2,000	2,135
Louisa IDA PCR Bonds, Series C, Virginia Electric & Power Co. Project,
1.50%, Mandatory Put 12/1/14	2,000	2,015
Norfolk Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 4/1/16	1,405	1,563
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Prerefunded,
5.63%, 6/1/15	2,550	2,799
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2, Public Higher Educational Financing Authority (State Intercept Program),
5.00%, 9/1/15	3,105	3,400
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment,
5.00%, 2/1/15	7,000	7,500
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program),
5.00%, 9/1/13	3,000	3,025
5.00%, 9/1/15	1,000	1,095

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Virginia - 3.0% continued
Virginia State Commonwealth Transportation Board Federal Grant Anticipatory Revenue Bonds, Series A,
2.00%, 9/15/13	$2,765	$2,775
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/14	5,000	5,166
Virginia State Commonwealth Transportation Board Revenue Refunding Bonds, Contract Route 28 Project,
3.00%, 4/1/14	1,500	1,531
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Subseries A-2 (AMT) (G.O. of Authority Insured),
4.30%, 4/1/15	4,000	4,073
4.40%, 4/1/16	3,200	3,265
Virginia State Public School Authority Revenue Bonds,
5.00%, 4/15/15	8,035	8,678
Virginia State Public School Authority Revenue Refunding Bonds, Series B, School Financing 1997 Resolution,
5.25%, 8/1/14	1,000	1,055
Virginia State Public School Authority Special Obligation Prince William Revenue Bonds,
5.00%, 7/15/15	3,285	3,582

		66,628

Washington - 2.4%
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project 1 (NATL-RE Insured),
5.25%, 7/1/13	3,000	3,001
King County School District No. 412 Shoreline G.O. Unlimited Bonds (School Board Guaranty Insured),
3.00%, 12/1/13	1,000	1,012
Pierce County School District No. 10 Tacoma G.O. Unlimited BANS,
2.00%, 12/1/14	20,000	20,447
Port of Seattle Intermediate Revenue Refunding Bonds, Series B (AMT),
3.00%, 8/1/14	1,000	1,028
Seattle G.O. Unlimited Refunding Bonds,
3.00%, 12/1/13	1,000	1,012
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/13	2,000	2,040
Tacoma Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/16	1,750	1,926
University of Washington General Revenue Refunding Bonds, Series A,
4.00%, 10/1/13	1,000	1,010
Washington State G.O. Unlimited Bonds, Series E,
5.00%, 2/1/15	5,320	5,699
5.00%, 2/1/16	5,000	5,530
Washington State G.O. Unlimited Refunding Bonds, Series R-2012A,
4.00%, 7/1/13	2,695	2,696
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 7/1/15	5,010	5,462
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds,
5.00%, 7/1/15	2,500	2,721

		53,584

West Virginia - 0.1%
Marshall County Board of Education Public School G.O. Unlimited Bonds (NATL-RE Insured),
4.50%, 5/1/15	1,000	1,069
West Virginia State University Projects Revenue Bonds, Series B,
4.00%, 10/1/13	1,000	1,010

		2,079

Wisconsin - 0.6%
Madison G.O. Unlimited Promissory Notes, Series A,
5.00%, 10/1/14	4,300	4,555
Madison G.O. Unlimited Promissory Notes, Series E,
4.00%, 10/1/13	2,150	2,171
Northeast Wisconsin Technical College District G.O. Unlimited Promissory Notes, Series B,
2.00%, 4/1/15	1,100	1,126
Wisconsin State G.O. Unlimited Bonds, Series C, Prerefunded,
5.00%, 5/1/14	4,790	4,977

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 68.0% continued
Wisconsin - 0.6% continued
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Aurora Health Care,
2.50%, 7/15/13	$325	$325

		13,154

Wyoming - 0.1%
Wyoming State Community Development Authority Housing Revenue Bonds, Series 1 (AMT),
4.40%, 12/1/15	2,025	2,118

Total Municipal Bonds (Cost $1,496,638)		1,496,728

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(4) (5)	5,544,523	$5,545

Total Investment Companies (Cost $5,545)		5,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
Jefferson County Pollution VRDB,
0.40%, 7/9/13	$5,000	$5,000
Vale Verde Unified School District G.O. Unlimited TRANS VRDB,
2.00%, 10/1/13	3,200	3,213

Total Short-Term Investments (Cost $8,212)		8,213

Total Investments - 100.1% (Cost $2,200,933)		2,202,370

Liabilities less Other Assets - (0.1)%		(1,296)

NET ASSETS - 100.0%		$2,201,074

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $14,874,000 or 0.7% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION
	AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)
BB&T Municipal Trust VRDB, Series B, Sifma Index (Rabobank Nederland LOC),
0.93%, 8/1/14	7/29/11	$2,947

Glencore Funding LLC,
1.70%, 5/27/16	5/22/13	2,999

New Jersey State Turnpike Authority Revenue VRDB, Series B,
0.81%, Mandatory Put 12/22/14	5/18/12-6/12/13	9,023

(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $31,014,000 with net sales of approximately $25,469,000 during the three months ended June 30, 2013.

At June 30, 2013, the quality distribution for the Tax-Advantaged Ultra-Short Fixed Income Fund was:

% OF LONG-TERM
QUALITY DISTRIBUTION*	INVESTMENTS
AAA	18.9%
AA	38.5
A	28.4
BBB	11.0
A1 (Short Term)	0.1
A2 (Short Term)	0.2
Not rated	2.6
Cash Equivalents	0.3

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2013:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)		(000S)	(000S)
Corporate Bonds	$—	$370,252	(1)	$—	$370,252
Foreign Issuer Bonds	—	321,632	(1)	—	321,632
Municipal Bonds	—	1,496,728	(1)	—	1,496,728
Investment Companies	5,545	—		—	5,545
Short-Term Investments	—	8,213		—	8,213

Total Investments	$5,545	$2,196,825		$—	$2,202,370

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,200,933

Gross tax appreciation of investments	$5,641
Gross tax depreciation of investments	(4,204)

Net tax appreciation of investments	$1,437

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

SFM - Single Family Mortgage

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.6%
Auto Floor Plan - 0.5%
Ford Credit Floorplan Master Owner Trust, Series 2013-3, Class A1,
0.79%, 6/15/17	$2,400	$2,397
GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A,
0.79%, 7/20/16	2,000	2,005
Mercedes-Benz Master Owner Trust, Series 2012-BA, Class A,
0.46%, 11/15/16(1)	1,250	1,245

		5,647

Automobile - 5.0%
Ally Auto Receivables Trust, Series 2012-5, Class A2,
0.45%, 7/15/15	1,978	1,977
Ally Auto Receivables Trust, Series 2012-SN1, Class A2,
0.51%, 12/22/14	1,568	1,568
Ally Auto Receivables Trust, Series 2013-1, Class A2,
0.46%, 10/15/15	2,500	2,497
ARI Fleet Lease Trust, Series 2013-A, Class A2,
0.70%, 12/15/15(1)	3,000	2,990
Bank of America Auto Trust, Series 2012-1, Class A2,
0.59%, 11/17/14	589	589
BMW Vehicle Lease Trust, Series 2012-1, Class A2,
0.59%, 6/20/14	642	642
CarMax Auto Owner Trust, Series 2012-1, Class A2,
0.59%, 3/16/15	526	526
CarMax Auto Owner Trust, Series 2013-1, Class A2,
0.42%, 3/15/16	1,400	1,396
Enterprise Fleet Financing LLC, Series 2013-1, Class A2,
0.68%, 9/20/18(1)	3,000	2,990
Ford Credit Auto Lease Trust, Series 2013-A, Class A2,
0.46%, 5/15/15	4,700	4,688
Ford Credit Auto Owner Trust, Series 2012-B, Class A2,
0.57%, 1/15/15	490	490
Ford Credit Auto Owner Trust, Series 2013-B, Class A2,
0.38%, 2/15/16	5,000	4,991
Harley-Davidson Motorcycle Trust, Series 2012-1, Class A2,
0.50%, 8/15/15	500	501
Honda Auto Receivables Owner Trust, Series 2012-2, Class A2,
0.56%, 11/17/14	778	778
Honda Auto Receivables Owner Trust, Series 2012-4, Class A2,
0.40%, 4/20/15	4,925	4,921
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2,
0.51%, 9/15/15(1)	5,000	4,991
Hyundai Auto Receivables Trust, Series 2012-B, Class A2,
0.54%, 1/15/15	1,189	1,189
Hyundai Auto Receivables Trust, Series 2013-A, Class A2,
0.40%, 12/15/15	5,000	4,997
Hyundai Auto Receivables Trust, Series 2013-B, Class A2,
0.53%, 3/15/16	3,000	2,997
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2,
0.49%, 6/15/15	2,500	2,495
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3,
1.42%, 8/15/14	32	32
Nissan Auto Lease Trust, Series 2012-A, Class A2A,
0.68%, 7/15/14	527	527
Nissan Auto Receivables Owner Trust, Series 2013-A, Class A2,
0.37%, 9/15/15	2,900	2,897
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A2,
0.44%, 2/23/15(1)	722	721
Toyota Auto Receivables Owner Trust, Series 2012-A, Class A2,
0.57%, 10/15/14	389	389
Volkswagen Auto Lease Trust, Series 2012-A, Class A2,
0.66%, 11/20/14	667	667
World Omni Auto Receivables Trust, Series 2012-A, Class A2,
0.52%, 6/15/15	1,178	1,178

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.6% continued
Automobile - 5.0% continued
World Omni Auto Receivables Trust, Series 2012-B, Class A2,
0.43%, 11/16/15	$3,000	$2,991

		57,615

Credit Card - 3.7%
American Express Credit Account Master Trust, Series 2012-5, Class A,
0.59%, 5/15/18	4,400	4,379
Capital One Multi-Asset Execution Trust, Series 2013-A2, Class A2,
0.37%, 2/15/19	3,000	2,988
Chase Issuance Trust, Series 2012-A3, Class A3,
0.79%, 6/15/17	2,000	1,999
Chase Issuance Trust, Series 2012-A5, Class A5,
0.59%, 8/15/17	2,000	1,991
Chase Issuance Trust, Series 2012-A8, Class A8,
0.54%, 10/16/17	5,000	4,963
Chase Issuance Trust, Series 2013-A3, Class A3,
0.47%, 4/15/20	9,000	8,951
Dryrock Issuance Trust, Series 2012-1, Class A,
0.34%, 8/15/17	4,500	4,494
GE Capital Credit Card Master Note Trust, Series 2011-1, Class A,
0.74%, 1/15/17	1,500	1,503
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A,
0.49%, 6/15/18	2,000	1,998
Golden Credit Card Trust, Series 2012-5A, Class A,
0.79%, 9/15/17(1)	3,000	3,000
Golden Credit Card Trust, Series 2013-1A, Class A,
0.44%, 2/15/18(1)	3,000	2,998
Turquoise Card Backed Securities PLC, Series 2011-1A, Class A,
0.94%, 9/15/16(1)	3,000	3,005
World Financial Network Credit Card Master Trust, Series 2013-B, Class A,
0.91%, 3/16/20	1,000	992

		43,261

Other - 1.4%
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A,
0.63%, 10/20/17	2,000	1,986
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A,
0.59%, 4/20/18	4,500	4,480
GE Equipment Midticket LLC, Series 2012-1, Class A3,
0.60%, 5/23/16	2,500	2,494
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2,
0.85%, 11/21/14(1)	788	789
GE Equipment Transportation LLC, Series 2013-1, Class A2,
0.50%, 11/24/15	1,500	1,497
GE Equipment Transportation LLC, Series 2012-2, Class A2,
0.47%, 4/24/15	1,000	999
John Deere Owner Trust, Series 2013-A, Class A2,
0.41%, 9/15/15	1,000	998
Volvo Financial Equipment LLC, Series 2013-1A, Class A2,
0.53%, 11/16/15(1)	3,000	2,995

		16,238

Total Asset-Backed Securities (Cost $123,031)		122,761

CORPORATE BONDS - 48.5%
Agriculture - 1.0%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	4,010	4,134
Reynolds American, Inc.,
1.05%, 10/30/15	6,900	6,898

		11,032

Auto Manufacturers - 1.0%
Daimler Finance North America LLC,
0.89%, 3/28/14(1)	3,500	3,510
1.06%, 4/10/14(1)	3,000	3,011
0.88%, 1/9/15(1) (2)	735	737
1.65%, 4/10/15(1)	1,795	1,810
1.25%, 1/11/16(1)	1,250	1,242
Nissan Motor Acceptance Corp.,
1.00%, 3/15/16(1)	1,000	989

		11,299

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.5% continued
Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.,
4.88%, 9/15/13	$2,600	$2,622

Banks - 8.0%
Bank of America Corp.,
1.83%, 7/11/14	2,100	2,122
1.25%, 1/11/16	3,000	2,959
1.34%, 3/22/18	6,000	5,937
BB&T Corp.,
1.13%, 6/15/18	2,000	2,002
Capital One Financial Corp.,
1.43%, 7/15/14	1,500	1,513
2.13%, 7/15/14	2,000	2,023
2.15%, 3/23/15	2,072	2,105
1.00%, 11/6/15	3,000	2,959
Capital One N.A.,
0.72%, 3/22/16	2,000	1,987
Citigroup, Inc.,
5.50%, 10/15/14	1,000	1,052
2.25%, 8/7/15	900	915
1.06%, 4/1/16	5,000	5,012
Fifth Third Bank,
0.68%, 2/26/16	5,000	4,992
Goldman Sachs Group (The), Inc.,
5.13%, 1/15/15	2,000	2,110
HSBC USA, Inc.,
2.38%, 2/13/15	5,000	5,109
JPMorgan Chase & Co.,
1.88%, 3/20/15	4,050	4,097
0.94%, 10/15/15	3,500	3,509
1.10%, 10/15/15	7,000	6,957
0.89%, 2/26/16	4,250	4,241
1.13%, 2/26/16	3,000	2,956
Morgan Stanley,
1.88%, 1/24/14	2,000	2,012
2.88%, 1/24/14	2,500	2,526
1.52%, 2/25/16	5,000	4,986
1.56%, 4/25/18	1,000	981
US Bancorp,
3.44%, 2/1/16	7,100	7,443
Wells Fargo & Co.,
1.50%, 7/1/15	7,000	7,080
0.48%, 10/28/15	3,000	2,986

		92,571

Beverages - 2.1%
Anheuser-Busch Cos. LLC,
5.00%, 1/15/15	1,000	1,064
Anheuser-Busch InBev Worldwide, Inc.,
0.64%, 7/14/14	1,900	1,904
1.50%, 7/14/14	3,000	3,032
0.80%, 7/15/15	5,640	5,639
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	2,500	2,505
PepsiCo, Inc.,
0.75%, 3/5/15	8,000	8,014
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	2,000	2,029

		24,187

Biotechnology - 0.9%
Amgen, Inc.,
1.88%, 11/15/14	3,500	3,553
Gilead Sciences, Inc.,
2.40%, 12/1/14	7,000	7,155

		10,708

Chemicals - 0.3%
Airgas, Inc.,
2.85%, 10/1/13	3,500	3,518

Commercial Services - 0.2%
ERAC USA Finance LLC,
2.75%, 7/1/13(1)	1,000	1,000
2.25%, 1/10/14(1)	1,500	1,511

		2,511

Computers - 1.6%
Dell, Inc.,
0.87%, 4/1/14	3,400	3,390
Hewlett-Packard Co.,
6.13%, 3/1/14	3,387	3,502
1.82%, 9/19/14	2,000	2,019
International Business Machines Corp.,
0.88%, 10/31/14	3,000	3,015
0.55%, 2/6/15	1,500	1,499
0.75%, 5/11/15	5,000	5,015

		18,440

Distribution/Wholesale - 0.5%
Glencore Funding LLC,
1.70%, 5/27/16(1) (2)	6,000	5,818

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.5% continued
Diversified Financial Services - 9.9%
American Express Credit Corp.,
1.37%, 6/12/15	$15,830	$16,080
1.75%, 6/12/15	1,412	1,431
American Honda Finance Corp.,
1.63%, 9/20/13(1)	1,800	1,805
0.49%, 11/3/14(1)	1,710	1,712
1.45%, 2/27/15(1)	2,000	2,021
1.00%, 8/11/15(1)	6,000	6,010
0.65%, 5/26/16(1) (2)	1,400	1,398
Caterpillar Financial Services Corp.,
6.13%, 2/17/14	1,695	1,755
1.05%, 3/26/15	2,000	2,013
1.10%, 5/29/15	2,000	2,011
0.70%, 11/6/15	11,645	11,620
Charles Schwab (The) Corp.,
0.85%, 12/4/15	4,000	3,988
General Electric Capital Corp.,
2.15%, 1/9/15	2,000	2,039
0.46%, 10/6/15	6,000	5,965
0.88%, 12/11/15	2,925	2,945
0.87%, 1/8/16	1,250	1,257
1.00%, 1/8/16	1,700	1,691
0.98%, 4/2/18	1,000	1,004
Harley-Davidson Financial Services, Inc.,
1.15%, 9/15/15(1)	3,000	2,995
Harley-Davidson Funding Corp.,
5.75%, 12/15/14(1)	2,786	2,975
Hyundai Capital America,
1.63%, 10/2/15(1)	2,000	1,993
John Deere Capital Corp.,
0.44%, 6/16/14	3,000	3,003
0.88%, 4/17/15	2,000	2,008
0.95%, 6/29/15	4,822	4,846
0.70%, 9/4/15	7,000	6,988
PACCAR Financial Corp.,
1.55%, 9/29/14	3,200	3,239
Toyota Motor Credit Corp.,
1.25%, 11/17/14	6,000	6,062
0.44%, 12/5/14	10,000	10,003
0.56%, 5/17/16	4,000	3,993

		114,850

Electric - 2.4%
Alabama Power Co.,
0.55%, 10/15/15	2,900	2,884
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,011
Dominion Resources, Inc.,
1.80%, 3/15/14	1,000	1,007
Duke Energy Carolinas LLC,
5.30%, 10/1/15	5,015	5,530
Georgia Power Co.,
0.75%, 8/10/15	3,720	3,713
0.63%, 11/15/15	1,900	1,884
NextEra Energy Capital Holdings, Inc.,
2.55%, 11/15/13	3,000	3,021
1.61%, 6/1/14	1,000	1,008
1.20%, 6/1/15	2,000	2,010
Xcel Energy, Inc.,
0.75%, 5/9/16	5,000	4,924

		27,992

Electronics - 0.3%
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	3,525	3,659

Food - 2.3%
ConAgra Foods, Inc.,
1.30%, 1/25/16	2,000	2,003
General Mills, Inc.,
0.62%, 5/16/14	9,000	9,011
0.58%, 1/29/16	1,000	999
Kellogg Co.,
0.51%, 2/13/15	2,700	2,701
1.13%, 5/15/15	2,000	2,009
Kraft Foods Group, Inc.,
1.63%, 6/4/15	2,000	2,021
Unilever Capital Corp.,
0.45%, 7/30/15	8,500	8,446

		27,190

Healthcare - Products - 0.5%
Baxter International, Inc.,
0.95%, 6/1/16	2,000	1,991
DENTSPLY International, Inc.,
1.78%, 8/15/13	3,400	3,404

		5,395

Healthcare - Services - 0.5%
Quest Diagnostics, Inc.,
1.12%, 3/24/14	2,000	2,008

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.5% continued
Healthcare - Services - 0.5% continued
UnitedHealth Group, Inc.,
0.85%, 10/15/15	$2,000	$2,003
WellPoint, Inc.,
1.25%, 9/10/15	2,000	2,003

		6,014

Insurance - 2.4%
American International Group, Inc.,
3.00%, 3/20/15	3,000	3,092
Berkshire Hathaway Finance Corp.,
2.45%, 12/15/15	2,362	2,456
Berkshire Hathaway, Inc.,
0.98%, 8/15/14	5,000	5,019
0.80%, 2/11/16	4,500	4,479
MetLife Institutional Funding II,
0.64%, 1/6/15(1)	2,000	2,004
Metropolitan Life Global Funding I,
1.03%, 1/10/14(1)	1,500	1,505
New York Life Global Funding,
0.75%, 7/24/15(1)	9,305	9,325

		27,880

Internet - 1.3%
Amazon.com, Inc.,
0.65%, 11/27/15	10,311	10,279
eBay, Inc.,
0.70%, 7/15/15	4,250	4,255

		14,534

Machinery - Construction & Mining - 0.2%
Caterpillar, Inc.,
0.95%, 6/26/15	2,030	2,040

Media - 1.4%
Comcast Corp.,
6.50%, 1/15/15	1,645	1,787
NBCUniversal Media LLC,
2.10%, 4/1/14	3,475	3,517
Time Warner Cable, Inc.,
6.20%, 7/1/13	2,000	2,000
Viacom, Inc.,
1.25%, 2/27/15	3,000	3,009
Walt Disney (The) Co.,
0.45%, 12/1/15	6,400	6,370

		16,683

Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	2,500	2,488

Miscellaneous Manufacturing - 0.9%
Danaher Corp.,
1.30%, 6/23/14	2,000	2,014
Eaton Corp.,
0.95%, 11/2/15(1)	4,000	3,984
General Electric Co.,
0.85%, 10/9/15	4,000	3,996

		9,994

Office/Business Equipment - 0.2%
Xerox Corp.,
1.09%, 5/16/14	2,000	1,998

Oil & Gas - 0.6%
Chevron Corp.,
0.89%, 6/24/16	1,000	1,001
Marathon Oil Corp.,
0.90%, 11/1/15	1,500	1,492
Phillips 66,
1.95%, 3/5/15	4,000	4,062

		6,555

Oil & Gas Services - 0.2%
Cameron International Corp.,
1.60%, 4/30/15	2,000	2,014

Pharmaceuticals - 4.1%
AbbVie, Inc.,
1.20%, 11/6/15(1)	10,690	10,702
Express Scripts Holding Co.,
2.10%, 2/12/15	3,000	3,051
GlaxoSmithKline Capital, Inc.,
0.70%, 3/18/16	9,500	9,413
McKesson Corp.,
0.95%, 12/4/15	2,900	2,892
Merck & Co., Inc.,
0.63%, 5/18/18	15,375	15,345
Mylan, Inc.,
1.80%, 6/24/16(1) (2)	3,000	2,992
Zoetis, Inc.,
1.15%, 2/1/16(1)	3,000	2,990

		47,385

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.5% continued
Pipelines - 0.7%
Enterprise Products Operating LLC,
3.70%, 6/1/15	$5,000	$5,250
1.25%, 8/13/15	3,000	3,010

		8,260

Real Estate Investment Trusts - 0.7%
HCP, Inc.,
2.70%, 2/1/14	2,000	2,020
Simon Property Group L.P.,
5.75%, 12/1/15	4,062	4,476
6.10%, 5/1/16	1,675	1,878

		8,374

Retail - 1.7%
Costco Wholesale Corp.,
0.65%, 12/7/15	11,645	11,622
McDonald’s Corp.,
0.75%, 5/29/15	4,400	4,410
Nordstrom, Inc.,
6.75%, 6/1/14	3,500	3,686

		19,718

Semiconductors - 0.5%
Broadcom Corp.,
1.50%, 11/1/13	2,000	2,006
Texas Instruments, Inc.,
0.45%, 8/3/15	3,500	3,483

		5,489

Software - 0.2%
Microsoft Corp.,
2.95%, 6/1/14	2,000	2,048

Telecommunications - 1.2%
AT&T, Inc.,
0.80%, 12/1/15	5,000	4,977
0.66%, 2/12/16	5,700	5,669
Verizon Communications, Inc.,
1.25%, 11/3/14	2,500	2,515
0.70%, 11/2/15	1,000	993

		14,154

Transportation - 0.3%
FedEx Corp.,
7.38%, 1/15/14	3,094	3,202

Total Corporate Bonds (Cost $560,524)		560,622

COVERED BONDS - 0.7%
Banks - 0.7%
Bank of Nova Scotia,
1.45%, 7/26/13(1)	1,300	1,301
Canadian Imperial Bank of Commerce,
1.50%, 12/12/14(1)	2,000	2,028
National Bank of Canada,
1.65%, 1/30/14(1)	1,500	1,510
Swedbank Hypotek AB,

0.73%, 3/28/14(1)	3,000	3,009

		7,848

Total Covered Bonds (Cost $7,819)		7,848

FOREIGN ISSUER BONDS - 34.4%
Agriculture - 0.1%
BAT International Finance PLC,
1.40%, 6/5/15(1)	1,000	1,008

Auto Manufacturers - 1.0%
Volkswagen International Finance N.V.,
0.88%, 4/1/14(1)	1,595	1,597
1.63%, 3/22/15(1)	9,470	9,581

		11,178

Banks - 18.2%
Abbey National Treasury Services PLC,
1.86%, 4/25/14	2,000	2,015
ABN AMRO Bank N.V.,
1.38%, 1/22/16(1)	4,500	4,462
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	3,000	2,981
0.84%, 5/15/18	3,500	3,485
Bank of England Euro Note,
0.50%, 3/21/16(1)	6,000	5,963
Bank of Montreal,
0.75%, 9/11/15	8,000	8,037
0.80%, 11/6/15	5,000	4,994
0.88%, 4/9/18	5,000	4,988

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.4% continued
Banks - 18.2% continued
Bank of Nova Scotia,
0.70%, 2/27/14	$3,500	$3,512
0.75%, 10/9/15	4,378	4,359
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
0.72%, 2/26/16(1)	6,350	6,360
Barclays Bank PLC,
1.32%, 1/13/14	2,500	2,512
3.90%, 4/7/15	3,000	3,138
BNP Paribas S.A.,
3.02%, 12/20/14	8,500	8,768
BPCE S.A.,
1.53%, 4/25/16	9,000	9,085
Commonwealth Bank of Australia,
1.95%, 3/16/15	3,000	3,054
1.07%, 9/18/15(1)	3,500	3,533
1.25%, 9/18/15	6,000	6,035
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
0.75%, 3/18/16	6,000	6,013
Credit Agricole S.A.,
1.44%, 4/15/16(1)	8,000	8,035
Deutsche Bank A.G.,
3.45%, 3/30/15	1,000	1,044
Export-Import Bank of Korea,
1.25%, 11/20/15	8,000	7,909
HSBC Bank PLC,
0.93%, 8/12/13(1)	2,000	2,002
3.50%, 6/28/15(1)	1,500	1,573
ING Bank N.V.,
1.91%, 9/25/15(1)	9,422	9,602
1.22%, 3/7/16(1)	11,000	11,015
Korea Development Bank (The),
8.00%, 1/23/14	4,500	4,672
1.00%, 1/22/16	9,000	8,805
National Australia Bank Ltd.,
1.48%, 1/30/14	3,200	3,223
0.58%, 1/22/15(1)	1,000	1,002
1.40%, 8/7/15	8,000	8,141
Nederlandse Waterschapsbank N.V.,
0.33%, 10/27/14(1)	1,000	1,000
0.75%, 3/29/16(1)	3,000	2,983
Nordea Bank Finland PLC,
1.16%, 4/9/14	3,000	3,019
Oesterreichische Kontrollbank A.G.,
1.13%, 7/6/15	2,000	2,017
Royal Bank of Canada,
1.45%, 10/30/14	2,000	2,021
1.15%, 3/13/15	4,000	4,031
0.85%, 3/8/16	2,500	2,487
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15	3,000	3,050
Societe Generale S.A.,
1.33%, 4/11/14(1)	8,500	8,541
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	5,000	4,951
Svenska Handelsbanken,
0.82%, 9/16/13	2,000	2,003
1.08%, 7/17/14	1,700	1,704
Svenska Handelsbanken AB,
0.72%, 3/21/16	2,200	2,200
Westpac Banking Corp.,
1.08%, 7/17/15(1)	2,000	2,022
1.13%, 9/25/15	3,000	3,013
0.95%, 1/12/16	5,500	5,480

		210,839

Beverages - 0.4%
Heineken N.V.,
0.80%, 10/1/15(1)	5,000	4,974

Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	3,300	3,426

Food - 0.3%
Tesco PLC,
2.00%, 12/5/14(1)	4,000	4,051

Healthcare - Products - 0.5%
Covidien International Finance S.A.,
1.35%, 5/29/15	2,000	2,017
2.80%, 6/15/15	3,333	3,450

		5,467

Leisure Time - 0.2%
Carnival Corp.,
1.20%, 2/5/16	2,700	2,681

Mining - 1.1%
Barrick Gold Corp.,
1.75%, 5/30/14	3,000	3,003
BHP Billiton Finance USA Ltd.,
1.13%, 11/21/14	3,200	3,223

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.4% continued
Mining - 1.1% continued
1.00%, 2/24/15	$1,000	$1,005
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	2,000	2,003
Rio Tinto Finance USA PLC,
1.11%, 6/17/16	1,000	1,000
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14(1)	2,000	2,036

		12,270

Miscellaneous Manufacturing - 0.6%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	3,400	3,421
Pentair Finance S.A.,
1.35%, 12/1/15	2,000	2,003
Tyco Electronics Group S.A.,
1.60%, 2/3/15	1,500	1,511

		6,935

Multi-National - 0.2%
Inter-American Development Bank,
0.26%, 10/15/15(1)	2,500	2,501

Oil & Gas - 6.2%
BP Capital Markets PLC,
0.88%, 3/11/14	5,000	5,015
1.70%, 12/5/14	5,000	5,068
0.70%, 11/6/15	8,900	8,866
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	7,000	7,056
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	6,000	5,903
CNPC General Capital Ltd.,
1.45%, 4/16/16(1)	1,000	988
Petrobras Global Finance B.V.,
1.89%, 5/20/16	10,000	9,940
Shell International Finance B.V.,
3.10%, 6/28/15	5,000	5,240
0.63%, 12/4/15	5,000	4,994
Sinopec Capital 2013 Ltd.,
1.25%, 4/24/16(1) (2)	2,800	2,770
Statoil ASA,
0.57%, 5/15/18	6,000	6,003
Total Capital Canada Ltd.,
0.66%, 1/17/14	4,000	4,009
0.66%, 1/15/16	4,140	4,163
Total Capital S.A.,
3.13%, 10/2/15	2,000	2,094

		72,109

Oil & Gas Services - 0.3%
Schlumberger Investment S.A.,
0.82%, 9/12/14(1)	3,100	3,117

Pharmaceuticals - 2.2%
GlaxoSmithKline Capital PLC,
0.75%, 5/8/15	11,805	11,802
Sanofi,
1.20%, 9/30/14	4,131	4,169
2.63%, 3/29/16	3,000	3,124
Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15(1)	4,750	4,776
Teva Pharmaceutical Finance III B.V.,
0.77%, 3/21/14	1,350	1,352

		25,223

Pipelines - 0.6%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	5,000	5,004
0.75%, 1/15/16	1,600	1,582

		6,586

Regional - 0.4%
Province of Ontario Canada,
0.42%, 4/1/15	2,000	2,004
0.33%, 8/13/15	2,790	2,789

		4,793

Sovereign - 1.6%
Kommuninvest I Sverige AB,
0.30%, 3/26/15(1)	1,000	1,000
Republic of Korea,
5.75%, 4/16/14	10,693	11,073
Svensk Exportkredit AB,
0.63%, 5/31/16	1,500	1,485
0.45%, 6/12/17	5,000	5,004

		18,562

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.4% continued
Telecommunications - 0.2%
Vodafone Group PLC,
0.66%, 2/19/16	$2,400	$2,402

Total Foreign Issuer Bonds (Cost $397,963)		398,122

U.S. GOVERNMENT AGENCIES - 2.3%(3)
Fannie Mae - 1.3%
0.50%, 11/6/15	10,000	9,972
0.52%, 12/24/15	5,000	4,980

		14,952

Federal Farm Credit Bank - 0.4%
0.43%, 1/29/16	5,000	4,970

Federal Home Loan Bank - 0.3%
0.75%, 6/17/16	4,000	3,985

Freddie Mac - 0.3%
0.50%, 1/28/16	3,000	2,984

Total U.S. Government Agencies (Cost $27,005)		26,891

U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Notes - 1.3%
0.25%, 12/15/15	5,000	4,970
0.38%, 1/15/16	5,000	4,982
0.25%, 5/15/16	4,500	4,452

		14,404

Total U.S. Government Obligations (Cost $14,452)		14,404

MUNICIPAL BONDS - 1.0%
California - 0.6%
Orange County Pension Obligation TRB, Series A,
0.76%, 6/30/14	7,000	6,987

Pennsylvania - 0.4%
Philadelphia Authority for Industrial Development City Service Agreement TRB,
1.20%, 4/1/14	5,000	5,016

Total Municipal Bonds (Cost $12,000)		12,003

COMMERCIAL PAPER - 0.1%
Auto Manufacturers - 0.1%
Daimler Finance North America LLC,
1.06%, 9/27/13(1) (4)	1,000	999

Total Commercial Paper (Cost $997)		999

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	10,436,597	$10,437

Total Investment Companies (Cost $10,437)		10,437

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
Hudson County Improvement Authority Taxable Revenue Notes, Series O-2 (County Gtd.),
1.25%, 12/20/13	$3,040	$3,048
Hudson County Improvement Authority Taxable Revenue Pooled Notes, Series P2 (County Gtd.),
1.00%, 5/23/14	2,000	2,007

Total Short-Term Investments (Cost $5,059)		5,055

Total Investments - 100.2% (Cost $1,159,287)		1,159,142

Liabilities less Other Assets - (0.2)%		(2,333)

NET ASSETS - 100.0%		$1,156,809

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $13,715,000 or 1.2% of net assets. Additional information on each restricted illiquid security is as follows:

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
American Honda Finance Corp.,
0.65%, 5/26/16	5/28/13	$1,402

Daimler Finance North America LLC,
0.88%, 1/9/15	5/16/13	738

Glencore Funding LLC,
1.70%, 5/27/16	5/22/13	5,998

Mylan, Inc.,
1.80%, 6/24/16	6/18/13	2,998

Sinopec Capital 2013 Ltd.,
1.25%, 4/24/16	5/14/13	2,800

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,932,000 with net purchases of approximately $3,505,000 during the three months ended June 30, 2013.

At June 30, 2013, the credit quality distribution for the Ultra-Short Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	13.1%
AA	21.5
A	40.7
BBB	19.4
A1 (Short Term)	0.4
A2 (Short Term)	0.1
US Agency	2.3
US Treasury	1.2
Not Rated	0.4
Cash Equivalents	0.9

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$122,761	(1)	$—	$122,761
Corporate Bonds	—	560,622	(1)	—	560,622
Covered Bonds	—	7,848	(1)	—	7,848
Foreign Issuer Bonds	—	398,122	(1)	—	398,122
U.S. Government Agencies	—	26,891	(1)	—	26,891
U.S. Government Obligations	—	14,404	(1)	—	14,404
Municipal Bonds	—	12,003	(1)	—	12,003
Commercial Paper	—	999	(1)	—	999
Investment Companies	10,437	—		—	10,437
Short-Term Investments	—	5,055		—	5,055

Total Investments	$10,437	$1,148,705		$—	$1,159,142

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,159,287

Gross tax appreciation of investments	$2,643
Gross tax depreciation of investments	(2,788)

Net tax depreciation of investments	$(145)

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Gtd. - Guaranteed

TRB - Tax Revenue Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 20.9%(1)
Fannie Mae - 9.4%
Pool #555649,
7.50%, 10/1/32	$95	$108
Pool #745148,
5.00%, 1/1/36	538	580
Pool #893082,
2.99%, 9/1/36	320	342
Pool #AH1166,
4.50%, 12/1/40	254	271
Pool TBA,
4.50%, 7/13/43(2)	2,790	2,952
Series 2007-26, Class C,
5.50%, 3/25/33	44	45

		4,298

Freddie Mac - 2.7%
Pool #1J0365,
2.99%, 4/1/37	392	419
Pool #1J2840,
3.02%, 9/1/37	616	655
Pool #410092,
2.29%, 11/1/24	41	42
Series 3730, Class PL,
4.50%, 1/15/33	106	107

		1,223

Government National Mortgage Association - 7.6%
Series 2011-49, Class A,
2.45%, 7/16/38	408	417
Series 2012-123, Class A,
1.04%, 7/16/46	508	488
Series 2013-12, Class KA,
1.50%, 12/16/43	438	437
Series 2013-17, Class AF,
1.21%, 11/16/43	482	477
Series 2013-40, Class AB,
1.30%, 6/16/35	412	412
Series 2013-45, Class A,
1.45%, 10/16/40	472	470
Series 2013-92, Class AB,,
2.00%, 4/16/42	785	798

		3,499

Government National Mortgage Association I - 0.1%
Pool #268360,
10.00%, 4/15/19	15	17
Pool #270288,
10.00%, 6/15/19	16	18

		35

Government National Mortgage Association II - 1.1%
Pool #82581,
4.00%, 7/20/40	464	494

Total U.S. Government Agencies (Cost $9,496)		9,549

U.S. GOVERNMENT OBLIGATIONS - 71 .1%
U.S. Treasury Notes - 71.1%
0.38%, 6/30/15	7,000	7,003
0.50%, 6/15/16	12,094	12,043
1.38%, 6/30/18	5,745	5,742
1.88%, 6/30/20	4,790	4,772
1.75%, 5/15/23	3,039	2,846

		32,406

Total U.S. Government Obligations (Cost $32,372)		32,406

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 63.8%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(3) (4)	29,117,245	$29,117

Total Investment Companies (Cost $29,117)		29,117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.2%
U.S. Treasury Bill,
0.06%, 11/29/13	$1,000	$1,000

Total Short-Term Investments (Cost $1,000)		1,000

Total Investments - 158.0% (Cost $71,985)		72,072

Liabilities less Other Assets - (58.0)%		(26,462)

NET ASSETS - 100.0%		$45,610

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	JUNE 30, 2013 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2013, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $8,188,000 with net purchases of approximately $20,929,000 during the three months ended June 30, 2013
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2013, the quality distribution for the U.S. Government Fund was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
U.S. Treasury	51.9%
U.S. Agency	7.7
Cash Equivalents	40.4

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$9,549	(1)	$—	$9,549
U.S. Government Obligations	—	32,406	(1)	—	32,406
Investment Companies	29,117	—		—	29,117
Short-Term Investments	—	1,000		—	1,000

Total Investments	$29,117	$42,955		$—	$72,072

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$72,124

Gross tax appreciation of investments	$136
Gross tax depreciation of investments	(188)

Net tax depreciation of investments	$(52)

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1%
Automobile - 0.2%
Ally Auto Receivables Trust, Series 2011-5, Class A4,
1.32%, 7/15/16	$50	$50
Ally Auto Receivables Trust, Series 2012-4, Class A3,
0.59%, 1/17/17	200	199
Ally Auto Receivables Trust, Series 2012-5, Class A3,
0.62%, 3/15/17	100	100
Ally Auto Receivables Trust, Series 2013-1, Class A3,
0.63%, 5/15/17	100	99
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A3,
1.05%, 10/11/16	50	50
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class A3,
0.96%, 1/9/17	75	75
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A3,
0.67%, 6/8/17	75	75
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3,
0.62%, 6/8/17	125	124
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A3,
0.61%, 10/10/17	175	174
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class A3,
0.65%, 12/8/17	50	50
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B,
1.19%, 5/8/18	25	25
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C,
1.79%, 3/8/19	25	24
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D,
2.42%, 5/8/19	25	24
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2,
0.62%, 7/20/16	150	150
CarMax Auto Owner Trust, Series 2012-2, Class A3,
0.84%, 3/15/17	100	100
CarMax Auto Owner Trust, Series 2013-2, Class A3,
0.64%, 1/16/18	100	99
Fifth Third Auto Trust, Series 2013-A, Class A3,
0.61%, 9/15/17	100	99
Ford Credit Auto Owner Trust, Series 2011-B, Class A4,
1.35%, 12/15/16	100	101
Ford Credit Auto Owner Trust, Series 2012-A, Class A4,
1.15%, 6/15/17	125	126
Ford Credit Auto Owner Trust, Series 2012-D, Class A3,
0.51%, 4/15/17	100	100
Ford Credit Auto Owner Trust, Series 2013-A, Class A3,
0.55%, 7/15/17	100	100
Ford Credit Auto Owner Trust, Series 2013-B, Class A4,
0.76%, 8/15/18	100	99
Ford Credit Auto Owner Trust, Series 2013-B, Class B,
1.11%, 10/15/18	100	98
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4,
0.97%, 4/16/18	200	201
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3,
0.48%, 11/21/16	150	149
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3,
0.53%, 2/16/17	100	99
Hyundai Auto Receivables Trust, Series 2012-C, Class A3,
0.53%, 4/17/17	125	125
Hyundai Auto Receivables Trust, Series 2013-A, Class A3,
0.56%, 7/17/17	100	100
Hyundai Auto Receivables Trust, Series 2013-B, Class A3,
0.71%, 9/15/17	125	125
Hyundai Auto Receivables Trust, Series 2013-B, Class A4,
1.01%, 2/15/19	75	75
Hyundai Auto Receivables Trust, Series 2013-B, Class C,
1.71%, 2/15/19	65	65
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A4,
1.24%, 1/16/18	50	50

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Automobile - 0.2% continued
Nissan Auto Receivables Owner Trust, Series 2012-B, Class A3,
0.46%, 10/17/16	$100	$100
Nissan Auto Receivables Owner Trust, Series 2013-A, Class A4,
0.75%, 7/15/19	100	98
Santander Drive Auto Receivables Trust, Series 2012-5, Class A3,
0.83%, 12/15/16	100	100
Santander Drive Auto Receivables Trust, Series 2012-6, Class A3,
0.62%, 7/15/16	125	125
Santander Drive Auto Receivables Trust, Series 2013-1, Class A3,
0.62%, 6/15/17	125	125
Santander Drive Auto Receivables Trust, Series 2013-2, Class A3,
0.70%, 9/15/17	100	100
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A3,
0.46%, 7/15/16	100	100
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A4,
0.61%, 1/16/18	200	198
Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3,
0.46%, 1/20/17	250	249
Volkswagen Auto Loan Enhanced Trust, Series 2013-1, Class A3,
0.56%, 8/21/17	150	149
World Omni Auto Receivables Trust, Series 2012-B, Class A3,
0.61%, 6/15/17	100	98
World Omni Auto Receivables Trust, Series 2013-A, Class A3,
0.64%, 4/16/18	100	99

		4,671

Commercial Mortgage-Backed Securities - 1.7%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4,
5.92%, 5/10/45	200	221
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4,
5.63%, 7/10/46	400	439
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM,
5.68%, 7/10/46	400	443
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	250	275
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4,
5.45%, 1/15/49	450	499
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4,
6.39%, 2/10/51	500	573
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ,
5.36%, 9/10/47	325	343
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	500	526
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A,
4.87%, 9/11/42	400	426
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4,
5.54%, 9/11/41	660	730
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A4,
5.20%, 12/11/38	500	552
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	250	278
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.90%, 6/11/40	250	282
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4,
5.70%, 6/11/50	250	284
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4,
5.47%, 1/12/45	500	560
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	1,050	1,191

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Commercial Mortgage-Backed Securities - 1.7% continued
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM,
5.84%, 9/11/42	$250	$276
CD Commercial Mortgage Trust, Series 2005-CD1, Class A4,
5.39%, 7/15/44	500	537
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	700	773
CD Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	492	558
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2,
3.06%, 12/15/47	200	208
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.94%, 3/15/49	600	657
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	554
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4,
3.02%, 9/10/45	200	189
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	100	99
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4,
5.22%, 8/15/48	250	271
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.48%, 4/15/47	150	167
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.21%, 12/10/49	130	147
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4,
5.57%, 2/15/39	500	546
Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class A3,
5.47%, 9/15/39	481	529
Commercial Mortgage Pass-Through Certificates, Series 2006-C5, Class A3,
5.31%, 12/15/39	500	549
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3,
2.82%, 11/15/45	175	162
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A4,
2.77%, 12/10/45	100	92
Commercial Mortgage Trust, Series 2005-C6, Class A5A,
5.12%, 6/10/44	1,000	1,072
Commercial Mortgage Trust, Series 2005-GG3, Class A4,
4.80%, 8/10/42	500	522
Commercial Mortgage Trust, Series 2006-C8, Class A4,
5.31%, 12/10/46	500	552
Commercial Mortgage Trust, Series 2006-GG7, Class A4,
6.06%, 7/10/38	275	305
Commercial Mortgage Trust, Series 2007-GG11, Class A4,
5.74%, 12/10/49	400	448
Commercial Mortgage Trust, Series 2007-GG9, Class A4,
5.44%, 3/10/39	400	442
Commercial Mortgage Trust, Series 2012-CR2, Class A4,
3.15%, 8/15/45	100	96
Commercial Mortgage Trust, Series 2012-CR4, Class A3,
2.85%, 10/15/45	150	139
Commercial Mortgage Trust, Series 2012-LC4, Class A4,
3.29%, 12/10/44	100	98
Commercial Mortgage Trust, Series 2013-LC6, Class A4,
2.94%, 1/10/46	150	140
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38	979	1,021
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	640
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	412

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Commercial Mortgage-Backed Securities - 1.7% continued
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2,
3.64%, 8/10/44	$175	$185
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4,
4.98%, 5/10/43	700	740
GE Capital Commercial Mortgage Trust Corp., Series 2007-C1, Class A4,
5.54%, 12/10/49	300	333
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A,
4.75%, 7/10/39	200	210
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3,
2.77%, 11/10/45	175	162
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5,
2.94%, 2/10/46	100	93
GS Mortgage Securities Trust, Series 2006-GG6, Class A4,
5.55%, 4/10/38	300	327
GS Mortgage Securities Trust, Series 2007-GG10, Class A4,
5.98%, 8/10/45	525	585
GS Mortgage Securities Trust, Series 2011-GC5, Class A2,
3.00%, 8/10/44	125	130
GS Mortgage Securities Trust, Series 2011-GC5, Class A4,
3.71%, 8/10/44	150	152
GS Mortgage Securities Trust, Series 2012-GC6, Class A3,
3.48%, 1/10/45	200	198
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A4,
3.14%, 6/10/46	100	94
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4,
4.90%, 9/12/37	300	320
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4,
5.47%, 1/12/43	400	432
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4,
4.74%, 7/15/42	300	317
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4A,
4.94%, 8/15/42	200	212
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class AJ,
5.49%, 12/15/44	370	393
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A4,
3.99%, 1/15/46(1)	100	101
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4,
5.48%, 12/12/44	150	162
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4,
6.06%, 4/15/45	400	442
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	551
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	600	665
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4,
5.90%, 2/12/49	700	785
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4,
6.00%, 6/15/49	378	423
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4,
5.88%, 2/15/51	215	242
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3,
5.42%, 1/15/49	500	554
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3,
4.17%, 8/15/46	200	209

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Commercial Mortgage-Backed Securities - 1.7% continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3,
3.51%, 5/15/45	$200	$196
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4,
3.48%, 6/15/45	125	123
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5,
3.14%, 12/15/47	150	142
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS,
3.37%, 12/15/47	50	47
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5,
5.15%, 4/15/30	1,000	1,059
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4,
5.66%, 3/15/39	200	219
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,
5.71%, 3/15/39	185	200
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	800	880
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.43%, 2/15/40	500	548
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.32%, 4/15/41	500	582
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4,
5.87%, 5/12/39	150	166
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
6.04%, 6/12/50	650	730
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4,
6.09%, 6/12/46	400	444
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4,
5.49%, 3/12/51	150	166
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3,
6.09%, 8/12/49	500	565
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4,
2.86%, 11/15/45	200	186
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4,
2.92%, 2/15/46	175	163
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4,
3.10%, 5/15/46	100	94
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4,
6.09%, 6/11/49	300	337
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.82%, 6/11/42	500	565
Morgan Stanley Capital I Trust, Series 2005-HQ10, Class A4,
5.33%, 11/12/41	100	110
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4,
5.38%, 11/14/42	520	559
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4,
5.85%, 10/15/42	454	495
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	505	556
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4,
5.16%, 10/12/52	500	540
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4,
5.99%, 8/12/41	500	557
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2,
3.22%, 7/15/49	400	419
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4,
3.24%, 3/15/45	150	146
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3,
3.40%, 5/10/45	175	173
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4,
3.09%, 8/10/49	125	118
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5,
2.85%, 12/10/45	100	92

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Commercial Mortgage-Backed Securities - 1.7% continued
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4,
3.18%, 3/10/46	$100	$96
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4,
3.24%, 4/10/46	100	95
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3,
3.60%, 1/10/45	150	150
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7,
5.12%, 7/15/42	200	214
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,
5.46%, 12/15/44	500	541
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM,
5.51%, 12/15/44	250	267
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4,
5.42%, 1/15/45	184	198
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	538
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM,
5.61%, 3/15/45	125	135
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM,
6.19%, 6/15/45	450	493
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	553
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	200	221
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4,
5.51%, 4/15/47	250	275
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3,
5.94%, 6/15/49	200	224
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3,
2.92%, 10/15/45	150	140
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3,
2.88%, 12/15/45	100	92
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4,
3.44%, 4/15/45	175	173
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4,
3.20%, 3/15/48	100	95
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS,
3.56%, 3/15/48	50	48
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5,
3.34%, 6/15/46	150	143

		44,708

Credit Card - 0.2%
American Express Credit Account Master Trust, Series 2012-2, Class A,
0.68%, 3/15/18	300	300
American Express Credit Account Master Trust, Series 2012-5, Class A,
0.59%, 5/15/18	150	149
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	209
Capital One Multi-Asset Execution Trust, Series 2013-A1, Class A1,
0.63%, 11/15/18	100	99
Chase Issuance Trust, Series 2012-A3, Class A3,
0.79%, 6/15/17	275	275
Chase Issuance Trust, Series 2012-A4, Class A4,
1.58%, 8/16/21	250	239
Chase Issuance Trust, Series 2012-A5, Class A5,
0.59%, 8/15/17	250	249
Chase Issuance Trust, Series 2012-A7, Class A7,
2.16%, 9/16/24	150	138
Chase Issuance Trust, Series 2012-A8, Class A8,
0.54%, 10/16/17	300	298
Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5,
4.55%, 6/20/17	250	269
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	187

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Credit Card - 0.2% continued
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3,
5.30%, 3/15/18	$200	$223
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	120
Citibank Credit Card Issuance Trust, Series 2012-A1, Class A1,
0.55%, 10/10/17	250	248
Discover Card Execution Note Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	347
Discover Card Execution Note Trust, Series 2012-A3, Class A3,
0.86%, 11/15/17	200	200
Discover Card Execution Note Trust, Series 2012-A6, Class A6,
1.67%, 1/18/22	350	334
GE Capital Credit Card Master Note Trust, Series 2012-6, Class A,
1.36%, 8/17/20	150	147
GE Capital Credit Card Master Note Trust, Series 2012-7, Class A,
1.76%, 9/15/22	100	95
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A,
1.35%, 3/15/21	200	194

		4,320

Utilities - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3,
2.84%, 3/1/26	200	193
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	200	214
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	200	220
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	100	100
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	109

		836

Total Asset-Backed Securities (Cost $51,805)		54,535

CORPORATE BONDS - 18.1%
Advertising - 0.0%
Interpublic Group of (The) Cos., Inc.,
2.25%, 11/15/17	135	131
Omnicom Group, Inc.,
6.25%, 7/15/19	300	347
3.63%, 5/1/22	496	478

		956

Aerospace/Defense - 0.3%
Boeing (The) Co.,
3.75%, 11/20/16	400	433
0.95%, 5/15/18	200	191
6.13%, 2/15/33	135	162
6.63%, 2/15/38	100	128
5.88%, 2/15/40	75	90
General Dynamics Corp.,
2.25%, 7/15/16	150	155
1.00%, 11/15/17	100	97
3.88%, 7/15/21	250	261
3.60%, 11/15/42	155	131
L-3 Communications Corp.,
3.95%, 11/15/16	150	159
5.20%, 10/15/19	250	269
4.95%, 2/15/21	40	42
Lockheed Martin Corp.,
7.65%, 5/1/16	100	117
2.13%, 9/15/16	65	66
4.25%, 11/15/19	500	544
4.07%, 12/15/42	418	365
Northrop Grumman Corp.,
1.75%, 6/1/18	125	121
5.05%, 8/1/19	170	190
5.05%, 11/15/40	250	249
4.75%, 6/1/43	250	239
Raytheon Co.,
4.40%, 2/15/20	510	555

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Aerospace/Defense - 0.3% continued
2.50%, 12/15/22	$150	$138
4.70%, 12/15/41	100	100
United Technologies Corp.,
4.88%, 5/1/15	275	296
1.80%, 6/1/17	500	502
5.38%, 12/15/17	390	447
4.50%, 4/15/20	450	501
3.10%, 6/1/22	795	785
7.50%, 9/15/29	100	138
6.05%, 6/1/36	100	121
6.13%, 7/15/38	175	213
4.50%, 6/1/42	700	690

		8,495

Agriculture - 0.3%
Altria Group, Inc.,
9.70%, 11/10/18	321	427
9.25%, 8/6/19	85	113
4.75%, 5/5/21	725	776
2.85%, 8/9/22	100	92
2.95%, 5/2/23	100	93
9.95%, 11/10/38	150	222
10.20%, 2/6/39	100	150
4.25%, 8/9/42	135	115
4.50%, 5/2/43	250	222
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	325	375
4.48%, 3/1/21	150	160
5.38%, 9/15/35	175	186
5.77%, 3/1/41	130	144
4.02%, 4/16/43	56	49
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	140	148
3.20%, 6/15/17	250	256
8.50%, 6/15/19	60	74
Lorillard Tobacco Co.,
2.30%, 8/21/17	100	99
Philip Morris International, Inc.,
2.50%, 5/16/16	100	104
1.63%, 3/20/17	500	497
5.65%, 5/16/18	625	720
4.50%, 3/26/20	250	275
4.13%, 5/17/21	250	264
2.90%, 11/15/21	300	291
2.63%, 3/6/23	100	93
6.38%, 5/16/38	280	333
3.88%, 8/21/42	150	127
4.13%, 3/4/43	100	89
Reynolds American, Inc.,
7.63%, 6/1/16	150	175
3.25%, 11/1/22	175	163
4.75%, 11/1/42	205	183

		7,015

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	319	374

Apparel - 0.0%
NIKE, Inc.,
3.63%, 5/1/43	75	66
VF Corp.,
3.50%, 9/1/21	150	151
6.00%, 10/15/33	100	111
6.45%, 11/1/37	30	36

		364

Auto Manufacturers - 0.1%
Daimler Finance North America LLC,
8.50%, 1/18/31	175	247
Ford Motor Co.,
7.45%, 7/16/31	350	419
4.75%, 1/15/43	500	440

		1,106

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
2.60%, 12/1/16	75	78
5.00%, 3/30/20	155	170
5.70%, 3/1/41	250	267

		515

Banks - 3.1%
American Express Centurion Bank,
0.88%, 11/13/15	75	75
Bank of America Corp.,
5.13%, 11/15/14	400	420
4.50%, 4/1/15	65	68
4.75%, 8/1/15	325	344
1.50%, 10/9/15	165	165
3.63%, 3/17/16	185	193

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Banks - 3.1% continued
6.50%, 8/1/16	$1,000	$1,127
5.75%, 8/15/16	100	109
5.63%, 10/14/16	200	221
3.88%, 3/22/17	150	157
6.00%, 9/1/17	250	280
5.75%, 12/1/17	865	961
2.00%, 1/11/18	1,155	1,119
5.65%, 5/1/18	450	500
7.63%, 6/1/19	540	649
5.63%, 7/1/20	1,000	1,101
5.88%, 1/5/21	440	495
5.00%, 5/13/21	400	427
5.70%, 1/24/22	1,665	1,848
5.88%, 2/7/42	250	280
Bank of America N.A.,
5.30%, 3/15/17	1,075	1,166
6.00%, 10/15/36	250	278
Bank of New York Mellon (The) Corp.,
2.95%, 6/18/15	200	208
2.30%, 7/28/16	150	155
5.50%, 12/1/17	100	112
1.30%, 1/25/18	500	486
1.35%, 3/6/18	150	146
5.45%, 5/15/19	75	87
3.55%, 9/23/21	955	973
Bank One Corp.,
7.75%, 7/15/25	54	69
BB&T Corp.,
5.20%, 12/23/15	600	655
3.95%, 4/29/16	250	268
2.15%, 3/22/17	250	250
1.60%, 8/15/17	50	49
1.45%, 1/12/18	80	77
2.05%, 6/19/18	100	99
Capital One Financial Corp.,
2.15%, 3/23/15	180	183
5.50%, 6/1/15	250	268
1.00%, 11/6/15	100	99
3.15%, 7/15/16	195	203
Capital One N.A.,
1.50%, 3/22/18	250	241
Citigroup, Inc.,
6.38%, 8/12/14	500	528
5.00%, 9/15/14	1,300	1,351
2.65%, 3/2/15	150	153
2.25%, 8/7/15	125	127
5.30%, 1/7/16	800	868
1.25%, 1/15/16	250	247
1.30%, 4/1/16	150	148
3.95%, 6/15/16	1,000	1,054
4.45%, 1/10/17	250	268
5.50%, 2/15/17	225	246
6.00%, 8/15/17	100	113
6.13%, 11/21/17	1,075	1,222
1.75%, 5/1/18	150	143
6.13%, 5/15/18	350	401
8.50%, 5/22/19	1,500	1,890
5.38%, 8/9/20	500	553
4.50%, 1/14/22	735	766
4.05%, 7/30/22	90	87
3.38%, 3/1/23	150	144
3.50%, 5/15/23	190	171
6.63%, 6/15/32	100	103
6.00%, 10/31/33	350	341
8.13%, 7/15/39	1,180	1,558
5.88%, 1/30/42	30	33
Fifth Third Bancorp,
5.45%, 1/15/17	75	82
3.50%, 3/15/22	200	198
8.25%, 3/1/38	275	349
Fifth Third Bank,
0.90%, 2/26/16	250	247
Goldman Sachs Group (The), Inc.,
5.50%, 11/15/14	150	159
5.13%, 1/15/15	500	527
3.30%, 5/3/15	100	103
1.60%, 11/23/15	250	251
3.63%, 2/7/16	220	230
5.75%, 10/1/16	250	278
5.63%, 1/15/17	300	325
6.25%, 9/1/17	1,300	1,473
5.95%, 1/18/18	1,935	2,165
6.15%, 4/1/18	815	918
5.38%, 3/15/20	1,295	1,405
5.25%, 7/27/21	540	578
5.75%, 1/24/22	750	827

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Banks - 3.1% continued
3.63%, 1/22/23	$1,000	$957
5.95%, 1/15/27	150	154
6.75%, 10/1/37	1,165	1,193
6.25%, 2/1/41	300	339
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	321
7.00%, 1/15/39	350	416
HSBC USA, Inc.,
2.38%, 2/13/15	150	153
1.63%, 1/16/18	180	176
JPMorgan Chase & Co.,
5.13%, 9/15/14	1,100	1,154
5.25%, 5/1/15	350	373
5.15%, 10/1/15	1,050	1,134
1.10%, 10/15/15	250	248
3.15%, 7/5/16	935	971
6.13%, 6/27/17	100	113
2.00%, 8/15/17	125	124
6.00%, 1/15/18	1,610	1,837
1.80%, 1/25/18	1,000	967
1.63%, 5/15/18	200	192
6.30%, 4/23/19	500	581
4.95%, 3/25/20	375	409
4.40%, 7/22/20	300	314
4.63%, 5/10/21	250	264
4.35%, 8/15/21	615	641
4.50%, 1/24/22	750	785
3.25%, 9/23/22	210	199
6.40%, 5/15/38	554	650
5.60%, 7/15/41	405	436
5.40%, 1/6/42	100	106
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	223
6.00%, 10/1/17	650	740
KeyBank N.A.,
5.80%, 7/1/14	250	261
5.45%, 3/3/16	100	110
KeyCorp,
3.75%, 8/13/15	250	263
5.10%, 3/24/21	25	28
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	294
Mellon Funding Corp.,
5.00%, 12/1/14	100	106
Morgan Stanley,
4.20%, 11/20/14	280	290
4.10%, 1/26/15	500	522
6.00%, 4/28/15	2,025	2,171
5.38%, 10/15/15	200	214
1.75%, 2/25/16	135	134
3.80%, 4/29/16	150	156
5.45%, 1/9/17	325	351
6.25%, 8/28/17	350	390
5.95%, 12/28/17	175	194
6.63%, 4/1/18	1,435	1,627
7.30%, 5/13/19	645	749
5.63%, 9/23/19	475	511
5.50%, 7/28/21	565	603
4.88%, 11/1/22	450	445
3.75%, 2/25/23	700	669
4.10%, 5/22/23	300	277
6.25%, 8/9/26	100	110
6.38%, 7/24/42	300	335
National City Corp.,
4.90%, 1/15/15	200	212
PNC Bank N.A.,
4.88%, 9/21/17	100	111
2.70%, 11/1/22	250	227
2.95%, 1/30/23	250	231
PNC Financial Services Group (The), Inc.,
2.85%, 11/9/22	100	91
PNC Funding Corp.,
4.25%, 9/21/15	250	266
2.70%, 9/19/16	60	62
6.70%, 6/10/19	600	719
4.38%, 8/11/20	500	533
3.30%, 3/8/22	150	144
State Street Corp.,
3.10%, 5/15/23	225	211
SunTrust Bank,
7.25%, 3/15/18	125	150
2.75%, 5/1/23	350	322
SunTrust Banks, Inc.,
3.60%, 4/15/16	100	106
UnionBanCal Corp.,
3.50%, 6/18/22	150	147
US Bancorp,
3.15%, 3/4/15	215	223

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Banks - 3.1% continued
2.45%, 7/27/15	$70	$72
2.20%, 11/15/16	75	77
1.65%, 5/15/17	200	199
4.13%, 5/24/21	200	213
3.00%, 3/15/22	115	112
2.95%, 7/15/22	200	186
US Bank N.A.,
4.95%, 10/30/14	250	264
4.80%, 4/15/15	100	107
Wachovia Bank N.A.,
5.85%, 2/1/37	250	279
6.60%, 1/15/38	300	367
Wachovia Corp.,
5.25%, 8/1/14	150	157
5.63%, 10/15/16	550	618
5.75%, 6/15/17	350	397
5.75%, 2/1/18	600	691
Wells Fargo & Co.,
5.00%, 11/15/14	100	105
1.25%, 2/13/15	500	503
3.63%, 4/15/15	250	262
1.50%, 7/1/15	250	253
5.13%, 9/15/16	475	525
2.63%, 12/15/16	250	259
2.10%, 5/8/17	250	251
5.63%, 12/11/17	445	506
1.50%, 1/16/18	1,180	1,151
4.60%, 4/1/21	500	545
3.50%, 3/8/22	1,000	1,011
3.45%, 2/13/23	125	119
5.38%, 2/7/35	425	463
Wells Fargo Capital X,
5.95%, 12/15/36	100	99

		79,767

Beverages - 0.5%
Anheuser-Busch Cos. LLC,
5.50%, 1/15/18	375	428
5.95%, 1/15/33	100	117
5.75%, 4/1/36	100	114
6.45%, 9/1/37	50	62
Anheuser-Busch InBev Finance, Inc.,
1.25%, 1/17/18	360	350
4.00%, 1/17/43	150	136
Anheuser-Busch InBev Worldwide, Inc.,
1.50%, 7/14/14	85	86
4.13%, 1/15/15	500	525
2.88%, 2/15/16	75	78
1.38%, 7/15/17	500	492
5.38%, 1/15/20	450	519
2.50%, 7/15/22	60	56
8.20%, 1/15/39	1,000	1,467
3.75%, 7/15/42	65	56
Beam, Inc.,
5.38%, 1/15/16	86	94
1.88%, 5/15/17	65	65
1.75%, 6/15/18	250	245
Bottling Group LLC,
5.50%, 4/1/16	675	753
Brown-Forman Corp.,
1.00%, 1/15/18	65	63
Coca-Cola (The) Co.,
0.75%, 3/13/15	150	151
1.80%, 9/1/16	65	66
1.65%, 3/14/18	125	124
1.15%, 4/1/18	250	243
3.15%, 11/15/20	1,115	1,142
3.30%, 9/1/21	250	256
Dr Pepper Snapple Group, Inc.,
2.90%, 1/15/16	135	141
2.60%, 1/15/19	80	80
2.00%, 1/15/20	90	85
Molson Coors Brewing Co.,
2.00%, 5/1/17	60	60
5.00%, 5/1/42	100	96
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	53
PepsiCo, Inc.,
0.80%, 8/25/14	585	587
3.10%, 1/15/15	450	467
0.75%, 3/5/15	60	60
0.70%, 8/13/15	150	150
0.70%, 2/26/16	150	149
2.50%, 5/10/16	200	208
5.00%, 6/1/18	650	736
4.50%, 1/15/20	300	331
2.75%, 3/5/22	385	369

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Beverages - 0.5% continued
4.88%, 11/1/40	$165	$168
4.00%, 3/5/42	50	45
3.60%, 8/13/42	50	42

		11,515

Biotechnology - 0.2%
Amgen, Inc.,
4.85%, 11/18/14	175	185
2.30%, 6/15/16	100	103
2.50%, 11/15/16	250	258
5.85%, 6/1/17	375	428
4.10%, 6/15/21	165	173
3.88%, 11/15/21	250	257
6.38%, 6/1/37	100	116
6.40%, 2/1/39	100	115
5.75%, 3/15/40	500	536
5.15%, 11/15/41	500	498
5.65%, 6/15/42	100	107
5.38%, 5/15/43	200	207
Genentech, Inc.,
4.75%, 7/15/15	150	162
Gilead Sciences, Inc.,
3.05%, 12/1/16	100	106
4.50%, 4/1/21	200	217
5.65%, 12/1/41	330	367
Life Technologies Corp.,
3.50%, 1/15/16	250	260
6.00%, 3/1/20	500	563

		4,658

Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	112
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	113
Owens Corning, Inc.,
4.20%, 12/15/22	190	184

		409

Chemicals - 0.4%
Air Products & Chemicals, Inc.,
2.00%, 8/2/16	145	148
1.20%, 10/15/17	250	243
2.75%, 2/3/23	250	239
Airgas, Inc.,
1.65%, 2/15/18	250	243
2.90%, 11/15/22	150	139
Cabot Corp.,
5.00%, 10/1/16	250	275
2.55%, 1/15/18	300	300
CF Industries, Inc.,
6.88%, 5/1/18	300	353
3.45%, 6/1/23	110	106
Dow Chemical (The) Co.,
5.70%, 5/15/18	100	114
4.13%, 11/15/21	200	204
3.00%, 11/15/22	100	93
7.38%, 11/1/29	100	126
9.40%, 5/15/39	300	439
5.25%, 11/15/41	400	397
E.I. du Pont de Nemours & Co.,
3.25%, 1/15/15	350	364
5.25%, 12/15/16	400	454
6.00%, 7/15/18	615	727
2.80%, 2/15/23	200	190
6.50%, 1/15/28	100	123
Eastman Chemical Co.,
2.40%, 6/1/17	560	561
4.80%, 9/1/42	200	189
Ecolab, Inc.,
1.00%, 8/9/15	75	75
3.00%, 12/8/16	175	182
1.45%, 12/8/17	100	97
4.35%, 12/8/21	250	264
5.50%, 12/8/41	105	115
Lubrizol Corp.,
6.50%, 10/1/34	50	63
Monsanto Co.,
2.75%, 4/15/16	50	52
5.13%, 4/15/18	240	272
2.20%, 7/15/22	65	60
5.50%, 8/15/25	50	58
5.88%, 4/15/38	506	600
Mosaic (The) Co.,
4.88%, 11/15/41	100	96
PPG Industries, Inc.,
1.90%, 1/15/16	50	51
6.65%, 3/15/18	220	261
2.70%, 8/15/22	60	56
7.70%, 3/15/38	200	263

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Chemicals - 0.4% continued
Praxair, Inc.,
1.05%, 11/7/17	$125	$121
1.25%, 11/7/18	150	144
4.50%, 8/15/19	400	445
4.05%, 3/15/21	100	107
2.45%, 2/15/22	250	236
2.20%, 8/15/22	150	137
3.55%, 11/7/42	125	107
Rohm & Haas Co.,
6.00%, 9/15/17	250	285
Sherwin-Williams (The) Co.,
3.13%, 12/15/14	300	310
1.35%, 12/15/17	100	97
Westlake Chemical Corp.,
3.60%, 7/15/22	65	63

		10,644

Commercial Services - 0.1%
ADT (The) Corp.,
2.25%, 7/15/17	150	147
4.88%, 7/15/42	100	85
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	228
California Institute of Technology,
4.70%, 11/1/11(2)	110	102
Catholic Health Initiatives,
1.60%, 11/1/17	85	83
Equifax, Inc.,
3.30%, 12/15/22	265	249
George Washington University (The),
3.49%, 9/15/22	50	49
Johns Hopkins University,
4.08%, 7/1/53	100	95
Massachusetts Institute of Technology,
5.60%, 7/1/11(2)	190	229
McGraw Hill Financial, Inc.,
5.90%, 11/15/17	75	82
Princeton University,
4.95%, 3/1/19	100	115
SAIC, Inc.,
5.95%, 12/1/40	200	198
Trustees of Dartmouth College,
4.75%, 6/1/19	170	193
University of Pennsylvania,
4.67%, 9/1/12(3)	100	96
Vanderbilt University,
5.25%, 4/1/19	100	115
Western Union (The) Co.,
5.93%, 10/1/16	355	395
6.20%, 11/17/36	50	48
6.20%, 6/21/40	70	66

		2,575

Computers - 0.3%
Apple, Inc.,
0.45%, 5/3/16	360	356
2.40%, 5/3/23	500	464
3.85%, 5/4/43	230	204
Computer Sciences Corp.,
2.50%, 9/15/15	65	66
EMC Corp.,
1.88%, 6/1/18	375	371
Hewlett-Packard Co.,
2.13%, 9/13/15	450	455
2.65%, 6/1/16	250	255
2.60%, 9/15/17	250	250
4.38%, 9/15/21	540	531
6.00%, 9/15/41	500	482
International Business Machines Corp.,
0.75%, 5/11/15	100	100
1.95%, 7/22/16	500	513
1.25%, 2/6/17	250	247
5.70%, 9/14/17	1,450	1,675
1.25%, 2/8/18	115	112
8.38%, 11/1/19	50	67
1.63%, 5/15/20	300	281
2.90%, 11/1/21	200	197
1.88%, 8/1/22	200	179
6.50%, 1/15/28	100	126
5.60%, 11/30/39	275	316
NetApp, Inc.,
3.25%, 12/15/22	150	138

		7,385

Cosmetics/Personal Care - 0.1%
Colgate-Palmolive Co.,
1.30%, 1/15/17	250	248

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Cosmetics/Personal Care - 0.1% continued
0.90%, 5/1/18	$250	$240
2.30%, 5/3/22	165	156
1.95%, 2/1/23	250	226
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	46
6.00%, 5/15/37	100	111
Procter & Gamble (The) Co.,
4.85%, 12/15/15	1,208	1,328
1.45%, 8/15/16	50	51
4.70%, 2/15/19	200	226
2.30%, 2/6/22	215	204
5.80%, 8/15/34	100	120
5.55%, 3/5/37	50	59

		3,015

Distribution/Wholesale - 0.0%
Arrow Electronics, Inc.,
3.00%, 3/1/18	85	85

Diversified Financial Services - 1.6%
American Express Co.,
6.15%, 8/28/17	800	927
7.00%, 3/19/18	300	361
2.65%, 12/2/22	632	584
8.15%, 3/19/38	170	245
American Express Credit Corp.,
1.75%, 6/12/15	350	355
2.80%, 9/19/16	1,250	1,298
2.38%, 3/24/17	250	255
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	93
5.30%, 3/15/20	95	108
Bear Stearns (The) Cos. LLC,
5.30%, 10/30/15	850	928
5.55%, 1/22/17	50	55
6.40%, 10/2/17	150	173
7.25%, 2/1/18	535	637
BlackRock, Inc.,
3.50%, 12/10/14	275	286
1.38%, 6/1/15	170	172
5.00%, 12/10/19	130	147
4.25%, 5/24/21	150	160
3.38%, 6/1/22	250	250
Boeing Capital Corp.,
2.13%, 8/15/16	275	283
Caterpillar Financial Services Corp.,
4.75%, 2/17/15	275	293
1.10%, 5/29/15	40	40
2.65%, 4/1/16	150	156
2.05%, 8/1/16	150	153
1.75%, 3/24/17	100	100
5.85%, 9/1/17	592	684
1.30%, 3/1/18	40	39
5.45%, 4/15/18	300	346
Charles Schwab (The) Corp.,
0.85%, 12/4/15	90	90
4.45%, 7/22/20	250	270
Credit Suisse USA, Inc.,
4.88%, 1/15/15	375	397
Ford Motor Credit Co. LLC,
2.50%, 1/15/16	500	504
4.21%, 4/15/16	1,000	1,045
4.25%, 2/3/17	1,500	1,567
3.00%, 6/12/17	640	641
5.88%, 8/2/21	500	545
4.25%, 9/20/22	300	295
General Electric Capital Corp.,
3.75%, 11/14/14	750	779
4.88%, 3/4/15	350	373
1.63%, 7/2/15	150	152
5.00%, 1/8/16	100	109
2.95%, 5/9/16	200	208
2.90%, 1/9/17	750	775
2.30%, 4/27/17	250	253
5.63%, 9/15/17	1,175	1,331
1.60%, 11/20/17	135	132
1.63%, 4/2/18	250	244
5.63%, 5/1/18	2,575	2,954
2.10%, 12/11/19	125	122
5.50%, 1/8/20	200	225
4.63%, 1/7/21	1,400	1,496
4.65%, 10/17/21	1,750	1,856
3.15%, 9/7/22	750	709
3.10%, 1/9/23	500	472
6.75%, 3/15/32	150	180
6.15%, 8/7/37	150	170
5.88%, 1/14/38	600	660
6.88%, 1/10/39	550	678
6.38%, 11/15/67	250	260

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Diversified Financial Services - 1.6% continued
HSBC Finance Corp.,
5.50%, 1/19/16	$650	$714
6.68%, 1/15/21	500	553
Jefferies Group LLC,
8.50%, 7/15/19	50	60
5.13%, 1/20/23	315	313
John Deere Capital Corp.,
2.95%, 3/9/15	350	363
0.88%, 4/17/15	150	151
0.95%, 6/29/15	150	151
0.75%, 1/22/16	25	25
2.25%, 6/7/16	250	258
1.85%, 9/15/16	200	204
2.00%, 1/13/17	115	116
1.40%, 3/15/17	250	247
1.20%, 10/10/17	250	243
1.30%, 3/12/18	250	242
5.75%, 9/10/18	200	233
1.70%, 1/15/20	150	142
3.15%, 10/15/21	250	248
2.80%, 1/27/23	150	142
Merrill Lynch & Co., Inc.,
5.45%, 7/15/14	330	344
6.05%, 5/16/16	600	650
6.40%, 8/28/17	200	226
6.88%, 4/25/18	505	581
6.88%, 11/15/18	275	320
6.11%, 1/29/37	150	148
7.75%, 5/14/38	275	315
National Rural Utilities Cooperative Finance Corp.,
1.90%, 11/1/15	250	256
5.45%, 4/10/17	300	340
3.05%, 2/15/22	35	35
8.00%, 3/1/32	50	69
PACCAR Financial Corp.,
0.70%, 11/16/15	130	130
0.80%, 2/8/16	70	69
1.60%, 3/15/17	90	89
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	1,909
Toyota Motor Credit Corp.,
1.25%, 11/17/14	150	152
1.00%, 2/17/15	500	503
0.88%, 7/17/15	150	151
2.80%, 1/11/16	300	313
2.00%, 9/15/16	165	168
2.05%, 1/12/17	750	759
1.75%, 5/22/17	150	149
1.25%, 10/5/17	250	243
1.38%, 1/10/18	500	487
4.50%, 6/17/20	300	330

		41,761

Electric - 1.6%
Alabama Power Co.,
0.55%, 10/15/15	60	60
6.13%, 5/15/38	50	60
5.50%, 3/15/41	150	167
4.10%, 1/15/42	75	69
3.85%, 12/1/42	60	52
Ameren Illinois Co.,
2.70%, 9/1/22	250	238
American Electric Power Co., Inc.,
1.65%, 12/15/17	40	39
Appalachian Power Co.,
4.60%, 3/30/21	250	269
7.00%, 4/1/38	75	92
Arizona Public Service Co.,
4.50%, 4/1/42	230	221
Baltimore Gas & Electric Co.,
5.90%, 10/1/16	50	57
3.50%, 11/15/21	275	277
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	97
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	250	275
CMS Energy Corp.,
6.25%, 2/1/20	200	232
4.70%, 3/31/43	40	37
Commonwealth Edison Co.,
5.95%, 8/15/16	125	142
1.95%, 9/1/16	100	102
6.15%, 9/15/17	225	262
5.80%, 3/15/18	300	349
4.00%, 8/1/20	410	439
6.45%, 1/15/38	200	249
3.80%, 10/1/42	90	79
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	390

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Electric - 1.6% continued
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	$250	$275
5.30%, 3/1/35	150	165
5.85%, 3/15/36	100	117
6.20%, 6/15/36	200	241
6.75%, 4/1/38	100	129
5.50%, 12/1/39	85	95
5.70%, 6/15/40	100	115
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	106
7.60%, 4/1/32	100	125
Consumers Energy Co.,
5.50%, 8/15/16	125	142
6.13%, 3/15/19	200	240
2.85%, 5/15/22	45	44
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	188
Dominion Resources, Inc.,
5.15%, 7/15/15	50	54
1.95%, 8/15/16	200	204
1.40%, 9/15/17	150	147
6.00%, 11/30/17	100	116
6.40%, 6/15/18	20	24
5.25%, 8/1/33	250	272
5.95%, 6/15/35	250	289
7.00%, 6/15/38	20	26
4.90%, 8/1/41	35	35
4.05%, 9/15/42	100	88
DTE Electric Co.,
5.60%, 6/15/18	125	145
5.70%, 10/1/37	50	58
3.95%, 6/15/42	100	91
DTE Energy Co.,
6.38%, 4/15/33	50	58
Duke Energy Carolinas LLC,
5.30%, 10/1/15	100	110
1.75%, 12/15/16	70	71
5.25%, 1/15/18	200	228
5.10%, 4/15/18	65	74
3.90%, 6/15/21	50	53
6.45%, 10/15/32	106	131
6.10%, 6/1/37	150	174
6.00%, 1/15/38	35	41
6.05%, 4/15/38	175	206
5.30%, 2/15/40	400	434
Duke Energy Corp.,
1.63%, 8/15/17	100	98
6.25%, 6/15/18	100	117
Duke Energy Florida, Inc.,
0.65%, 11/15/15	100	99
5.80%, 9/15/17	50	58
5.65%, 6/15/18	225	261
3.10%, 8/15/21	25	25
6.35%, 9/15/37	50	61
6.40%, 6/15/38	285	349
Duke Energy Indiana, Inc.,
6.45%, 4/1/39	250	309
4.20%, 3/15/42	100	91
Duke Energy Progress, Inc.,
5.30%, 1/15/19	150	172
3.00%, 9/15/21	150	150
2.80%, 5/15/22	100	96
4.10%, 3/15/43	200	183
Entergy Corp.,
4.70%, 1/15/17	125	133
Entergy Louisiana LLC,
1.88%, 12/15/14	85	86
6.50%, 9/1/18	100	117
5.40%, 11/1/24	150	170
Entergy Texas, Inc.,
7.13%, 2/1/19	250	298
Exelon Corp.,
5.63%, 6/15/35	75	77
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	247
4.25%, 6/15/22	250	250
FirstEnergy Corp.,
7.38%, 11/15/31	250	264
Florida Power & Light Co.,
5.55%, 11/1/17	225	260
5.65%, 2/1/37	350	406
5.95%, 2/1/38	150	181
5.69%, 3/1/40	400	467
4.13%, 2/1/42	250	236
4.05%, 6/1/42	100	93
Georgia Power Co.,
0.75%, 8/10/15	100	100

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Electric - 1.6% continued
0.63%, 11/15/15	$65	$64
4.25%, 12/1/19	500	554
2.85%, 5/15/22	100	96
4.30%, 3/15/42	60	55
4.30%, 3/15/43	100	92
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	475
5.30%, 10/1/41	50	51
MidAmerican Energy Co.,
5.30%, 3/15/18	500	572
MidAmerican Energy Holdings Co.,
6.13%, 4/1/36	600	681
6.50%, 9/15/37	200	238
Midamerican Funding LLC,
6.93%, 3/1/29	50	62
Mississippi Power Co.,
4.25%, 3/15/42	100	90
National Fuel Gas Co.,
4.90%, 12/1/21	150	159
3.75%, 3/1/23	250	241
Nevada Power Co.,
6.65%, 4/1/36	100	126
5.45%, 5/15/41	35	39
NextEra Energy Capital Holdings, Inc.,
1.20%, 6/1/15	50	50
6.65%, 6/15/67	25	26
Nisource Finance Corp.,
5.25%, 9/15/17	450	501
5.45%, 9/15/20	200	223
4.45%, 12/1/21	165	170
5.95%, 6/15/41	100	105
5.25%, 2/15/43	100	98
4.80%, 2/15/44	80	72
Northeast Utilities,
1.45%, 5/1/18	90	87
Northern States Power Co.,
5.25%, 3/1/18	125	144
2.15%, 8/15/22	1,350	1,239
6.25%, 6/1/36	100	123
5.35%, 11/1/39	65	73
NSTAR Electric Co.,
2.38%, 10/15/22	100	92
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	156
4.20%, 12/1/42	100	87
Ohio Power Co.,
6.60%, 2/15/33	100	118
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	272
4.10%, 6/1/22	250	258
7.25%, 1/15/33	200	257
7.50%, 9/1/38	145	196
Pacific Gas & Electric Co.,
5.63%, 11/30/17	660	763
4.25%, 5/15/21	150	161
3.25%, 9/15/21	45	45
2.45%, 8/15/22	100	92
6.05%, 3/1/34	550	641
5.80%, 3/1/37	100	113
5.40%, 1/15/40	160	175
3.75%, 8/15/42	50	43
4.60%, 6/15/43	125	123
PacifiCorp,
3.85%, 6/15/21	600	632
2.95%, 2/1/22	100	98
5.25%, 6/15/35	50	55
6.10%, 8/1/36	200	240
6.25%, 10/15/37	275	335
6.00%, 1/15/39	60	72
Peco Energy Co.,
5.35%, 3/1/18	25	29
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	341
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	50
3.50%, 12/1/22	35	33
PPL Electric Utilities Corp.,
3.00%, 9/15/21	250	249
2.50%, 9/1/22	50	47
6.25%, 5/15/39	275	341
5.20%, 7/15/41	35	38
PPL Energy Supply LLC,
5.40%, 8/15/14	250	263
6.50%, 5/1/18	100	116
Progress Energy, Inc.,
3.15%, 4/1/22	160	153
7.75%, 3/1/31	50	65
6.00%, 12/1/39	450	504

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Electric - 1.6% continued
PSEG Power LLC,
5.50%, 12/1/15	$175	$193
2.75%, 9/15/16	35	36
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,025
2.25%, 9/15/22	100	92
2.50%, 3/15/23	150	140
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	54
6.63%, 11/15/37	125	153
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	664
5.38%, 11/1/39	250	289
3.95%, 5/1/42	50	46
3.65%, 9/1/42	30	26
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	28
6.27%, 3/15/37	75	93
5.80%, 3/15/40	250	294
5.64%, 4/15/41	80	92
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	65
6.13%, 9/15/37	50	62
4.50%, 8/15/40	150	153
3.95%, 11/15/41	100	93
4.30%, 4/1/42	150	148
SCANA Corp.,
4.75%, 5/15/21	75	79
4.13%, 2/1/22	135	133
Sierra Pacific Power Co.,
6.00%, 5/15/16	250	283
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	134
6.05%, 1/15/38	265	312
4.35%, 2/1/42	115	108
Southern (The) Co.,
2.38%, 9/15/15	250	258
1.95%, 9/1/16	200	203
Southern California Edison Co.,
5.50%, 8/15/18	100	117
3.88%, 6/1/21	150	159
6.65%, 4/1/29	300	369
6.00%, 1/15/34	100	120
5.55%, 1/15/37	275	313
5.95%, 2/1/38	100	121
6.05%, 3/15/39	50	61
5.50%, 3/15/40	150	172
3.90%, 3/15/43	150	137
Southern Power Co.,
4.88%, 7/15/15	150	161
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	454
3.55%, 2/15/22	150	147
6.20%, 3/15/40	200	226
Southwestern Public Service Co.,
6.00%, 10/1/36	100	113
System Energy Resources, Inc.,
4.10%, 4/1/23	160	159
Tampa Electric Co.,
2.60%, 9/15/22	220	204
4.10%, 6/15/42	50	46
Union Electric Co.,
6.40%, 6/15/17	400	469
3.90%, 9/15/42	50	46
Virginia Electric and Power Co.,
1.20%, 1/15/18	75	73
5.40%, 4/30/18	425	491
2.95%, 1/15/22	95	94
6.00%, 1/15/36	50	60
8.88%, 11/15/38	300	474
Westar Energy, Inc.,
4.13%, 3/1/42	215	204
4.10%, 4/1/43	60	57
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	86
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	177
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	276
Xcel Energy, Inc.,
4.70%, 5/15/20	100	111
6.50%, 7/1/36	100	123

		39,654

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	109
5.38%, 10/15/17	100	114
5.25%, 10/15/18	325	374

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Electrical Components & Equipment - 0.0% continued
2.63%, 2/15/23	$85	$80
6.00%, 8/15/32	25	30
6.13%, 4/15/39	50	62

		769

Electronics - 0.1%
Agilent Technologies, Inc.,
5.50%, 9/14/15	700	764
3.20%, 10/1/22	225	209
3.88%, 7/15/23	250	241
Honeywell International, Inc.,
5.30%, 3/15/17	200	225
5.30%, 3/1/18	290	330
5.70%, 3/15/36	720	835
5.70%, 3/15/37	125	146
Thermo Fisher Scientific, Inc.,
3.20%, 5/1/15	320	330
2.25%, 8/15/16	100	101
1.85%, 1/15/18	140	136
3.60%, 8/15/21	250	245

		3,562

Engineering & Construction - 0.0%
ABB Finance USA, Inc.,
1.63%, 5/8/17	90	89

Environmental Control - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	174
5.50%, 9/15/19	220	249
5.00%, 3/1/20	400	438
5.25%, 11/15/21	500	549
3.55%, 6/1/22	100	97
Waste Management, Inc.,
2.60%, 9/1/16	35	36
6.10%, 3/15/18	250	289
2.90%, 9/15/22	110	101
7.10%, 8/1/26	125	155
6.13%, 11/30/39	400	457

		2,545

Food - 0.5%
Campbell Soup Co.,
4.25%, 4/15/21	150	157
2.50%, 8/2/22	55	50
3.80%, 8/2/42	40	33
ConAgra Foods, Inc.,
1.30%, 1/25/16	130	130
7.00%, 4/15/19	300	362
3.25%, 9/15/22	55	52
3.20%, 1/25/23	150	143
7.00%, 10/1/28	100	120
4.65%, 1/25/43	215	199
General Mills, Inc.,
5.20%, 3/17/15	500	537
0.88%, 1/29/16	25	25
3.15%, 12/15/21	500	499
5.40%, 6/15/40	70	78
Hershey (The) Co.,
1.50%, 11/1/16	250	253
Ingredion, Inc.,
1.80%, 9/25/17	155	152
Kellogg Co.,
1.88%, 11/17/16	55	56
1.75%, 5/17/17	75	74
3.25%, 5/21/18	130	136
4.15%, 11/15/19	335	360
2.75%, 3/1/23	350	327
7.45%, 4/1/31	300	387
Kraft Foods Group, Inc.,
1.63%, 6/4/15	100	101
3.50%, 6/6/22	1,130	1,119
5.00%, 6/4/42	405	410
Kroger (The) Co.,
3.90%, 10/1/15	80	85
2.20%, 1/15/17	190	191
6.15%, 1/15/20	25	29
3.40%, 4/15/22	400	391
7.50%, 4/1/31	200	242
6.90%, 4/15/38	100	118
Mondelez International, Inc.,
4.13%, 2/9/16	500	535
6.50%, 8/11/17	150	174
6.13%, 2/1/18	815	942
6.13%, 8/23/18	50	58
5.38%, 2/10/20	500	561
6.50%, 11/1/31	150	174
7.00%, 8/11/37	100	124
6.88%, 2/1/38	100	122
6.88%, 1/26/39	100	123

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Food - 0.5% continued
6.50%, 2/9/40	$500	$597
Safeway, Inc.,
3.40%, 12/1/16	165	172
6.35%, 8/15/17	275	315
5.00%, 8/15/19	385	409
3.95%, 8/15/20	350	343
Sysco Corp.,
2.60%, 6/12/22	95	90
6.63%, 3/17/39	200	257
Tyson Foods, Inc.,
4.50%, 6/15/22	300	307
Unilever Capital Corp.,
0.45%, 7/30/15	500	497
4.25%, 2/10/21	250	272
5.90%, 11/15/32	125	156

		13,044

Forest Products & Paper - 0.1%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	645
International Paper Co.,
5.30%, 4/1/15	100	107
7.95%, 6/15/18	325	398
7.50%, 8/15/21	350	430
4.75%, 2/15/22	125	131
7.30%, 11/15/39	45	54
6.00%, 11/15/41	250	266
Westvaco Corp.,
7.95%, 2/15/31	100	115

		2,146

Gas - 0.1%
AGL Capital Corp.,
3.50%, 9/15/21	150	153
5.88%, 3/15/41	100	114
Atmos Energy Corp.,
4.15%, 1/15/43	250	230
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	47
KeySpan Corp.,
5.80%, 4/1/35	175	188
Sempra Energy,
2.30%, 4/1/17	80	81
6.15%, 6/15/18	400	467
2.88%, 10/1/22	60	56
Southern California Gas Co.,
5.75%, 11/15/35	150	179
3.75%, 9/15/42	75	68
Southern Union Co.,
8.25%, 11/15/29	25	31

		1,614

Hand/Machine Tools - 0.0%
Kennametal, Inc.,
2.65%, 11/1/19	100	97
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	261
2.90%, 11/1/22	65	61

		419

Healthcare - Products - 0.2%
Baxter International, Inc.,
4.63%, 3/15/15	100	106
0.95%, 6/1/16	110	110
1.85%, 1/15/17	100	101
5.38%, 6/1/18	225	259
2.40%, 8/15/22	200	185
6.25%, 12/1/37	30	37
3.65%, 8/15/42	30	26
4.50%, 6/15/43	125	125
Becton Dickinson and Co.,
1.75%, 11/8/16	250	254
3.25%, 11/12/20	430	435
3.13%, 11/8/21	150	148
6.00%, 5/15/39	290	347
5.00%, 11/12/40	400	419
Boston Scientific Corp.,
7.38%, 1/15/40	100	126
CareFusion Corp.,
6.38%, 8/1/19	125	144
3.30%, 3/1/23(4) (5)	130	123
CR Bard, Inc.,
1.38%, 1/15/18	160	155
Medtronic, Inc.,
3.00%, 3/15/15	250	259
4.75%, 9/15/15	200	217
4.13%, 3/15/21	500	532
3.13%, 3/15/22	150	147
2.75%, 4/1/23	80	75

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Healthcare - Products - 0.2% continued
6.50%, 3/15/39	$100	$125
4.50%, 3/15/42	100	98
St Jude Medical, Inc.,
2.50%, 1/15/16	150	154
3.25%, 4/15/23	140	132
4.75%, 4/15/43	150	139
Stryker Corp.,
2.00%, 9/30/16	125	128
4.10%, 4/1/43	50	47
Zimmer Holdings, Inc.,
3.38%, 11/30/21	250	244
5.75%, 11/30/39	100	111

		5,508

Healthcare - Services - 0.3%
Aetna, Inc.,
1.75%, 5/15/17	50	49
1.50%, 11/15/17	100	97
3.95%, 9/1/20	375	386
4.13%, 6/1/21	250	260
6.75%, 12/15/37	150	183
4.50%, 5/15/42	100	93
Cigna Corp.,
4.50%, 3/15/21	320	341
6.15%, 11/15/36	45	51
5.38%, 2/15/42	110	117
Humana, Inc.,
3.15%, 12/1/22	85	79
8.15%, 6/15/38	200	267
4.63%, 12/1/42	100	90
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	89
Quest Diagnostics, Inc.,
5.45%, 11/1/15	250	273
6.40%, 7/1/17	100	113
4.75%, 1/30/20	340	359
5.75%, 1/30/40	185	185
UnitedHealth Group, Inc.,
5.00%, 8/15/14	6	6
1.88%, 11/15/16	125	127
1.40%, 10/15/17	85	83
1.63%, 3/15/19	210	203
4.70%, 2/15/21	300	328
2.88%, 3/15/22	800	763
5.80%, 3/15/36	250	281
6.63%, 11/15/37	350	426
6.88%, 2/15/38	100	125
5.70%, 10/15/40	135	149
4.38%, 3/15/42	100	92
WellPoint, Inc.,
5.25%, 1/15/16	550	601
2.38%, 2/15/17	200	202
5.88%, 6/15/17	350	398
1.88%, 1/15/18	205	201
3.13%, 5/15/22	100	95
3.30%, 1/15/23	300	286
5.85%, 1/15/36	600	666

		8,064

Home Furnishings - 0.0%
Whirlpool Corp.,
4.85%, 6/15/21	100	105
4.70%, 6/1/22	250	261
3.70%, 3/1/23	100	96

		462

Household Products/Wares - 0.1%
Clorox (The) Co.,
5.00%, 1/15/15	75	79
5.95%, 10/15/17	25	29
3.05%, 9/15/22	250	237
Kimberly-Clark Corp.,
6.13%, 8/1/17	50	58
6.25%, 7/15/18	150	180
2.40%, 3/1/22	50	47
6.63%, 8/1/37	350	457
3.70%, 6/1/43	100	90

		1,177

Housewares - 0.0%
Newell Rubbermaid, Inc.,
2.00%, 6/15/15	50	50
4.70%, 8/15/20	350	374

		424

Insurance - 0.9%
ACE INA Holdings, Inc.,
5.80%, 3/15/18	300	349
5.90%, 6/15/19	355	423
6.70%, 5/15/36	50	65
4.15%, 3/13/43	100	92

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Insurance - 0.9% continued
Aflac, Inc.,
8.50%, 5/15/19	$1,000	$1,278
6.90%, 12/17/39	80	99
6.45%, 8/15/40	55	65
Alleghany Corp.,
4.95%, 6/27/22	165	174
Allstate (The) Corp.,
5.55%, 5/9/35	50	56
6.13%, 5/15/37	100	108
5.20%, 1/15/42	225	241
6.50%, 5/15/57	225	243
American International Group, Inc.,
4.25%, 9/15/14	250	259
3.80%, 3/22/17	285	299
5.45%, 5/18/17	410	452
5.85%, 1/16/18	225	253
8.25%, 8/15/18	150	186
4.88%, 6/1/22	700	746
6.25%, 5/1/36	350	404
8.18%, 5/15/58	440	537
Assurant, Inc.,
2.50%, 3/15/18	50	49
Berkshire Hathaway Finance Corp.,
4.85%, 1/15/15	575	612
1.30%, 5/15/18	65	63
5.40%, 5/15/18	300	345
5.75%, 1/15/40	255	284
4.40%, 5/15/42	100	92
4.30%, 5/15/43	125	114
Berkshire Hathaway, Inc.,
3.20%, 2/11/15	500	520
0.80%, 2/11/16	40	40
1.90%, 1/31/17	125	126
4.50%, 2/11/43	300	285
Chubb (The) Corp.,
5.75%, 5/15/18	325	378
6.00%, 5/11/37	50	60
6.50%, 5/15/38	85	107
CNA Financial Corp.,
5.85%, 12/15/14	290	309
7.35%, 11/15/19	250	303
Genworth Holdings, Inc.,
6.52%, 5/22/18	50	55
7.20%, 2/15/21	500	561
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20	250	277
5.13%, 4/15/22	250	272
5.95%, 10/15/36	285	306
ING US, Inc.,
2.90%, 2/15/18(4) (5)	50	50
Lincoln National Corp.,
4.20%, 3/15/22	165	168
6.15%, 4/7/36	150	168
6.30%, 10/9/37	100	115
7.00%, 5/17/66	1,000	997
Loews Corp.,
4.13%, 5/15/43	75	64
Markel Corp.,
4.90%, 7/1/22	150	160
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	236	259
MetLife, Inc.,
5.00%, 6/15/15	825	885
6.75%, 6/1/16	170	195
3.05%, 12/15/22	200	189
6.38%, 6/15/34	150	181
5.70%, 6/15/35	700	776
6.40%, 12/15/36	150	153
4.13%, 8/13/42	50	45
Primerica, Inc.,
4.75%, 7/15/22	100	106
Principal Financial Group, Inc.,
1.85%, 11/15/17	65	64
6.05%, 10/15/36	60	70
4.63%, 9/15/42	40	38
Progressive (The) Corp.,
3.75%, 8/23/21	330	336
Protective Life Corp.,
7.38%, 10/15/19	300	364
8.45%, 10/15/39	350	449
Prudential Financial, Inc.,
5.10%, 9/20/14	40	42
3.88%, 1/14/15	200	208
6.00%, 12/1/17	425	488
7.38%, 6/15/19	500	611
5.38%, 6/21/20	175	196
4.50%, 11/16/21	250	263
5.75%, 7/15/33	50	53

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Insurance - 0.9% continued
6.63%, 12/1/37	$200	$237
8.88%, 6/15/38	50	60
6.20%, 11/15/40	75	86
5.63%, 6/15/43	200	196
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	1,000	1,150
Swiss Re Solutions Holding Corp.,
6.45%, 3/1/19	575	679
7.75%, 6/15/30	65	88
Torchmark Corp.,
3.80%, 9/15/22	50	50
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	91
Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	166
5.80%, 5/15/18	375	439
6.25%, 6/15/37	375	453
5.35%, 11/1/40	25	27
Willis North America, Inc.,
6.20%, 3/28/17	1,000	1,114

		24,016

Internet - 0.1%
Amazon.com, Inc.,
1.20%, 11/29/17	315	305
eBay, Inc.,
0.70%, 7/15/15	75	75
1.63%, 10/15/15	250	255
4.00%, 7/15/42	235	199
Google, Inc.,
3.63%, 5/19/21	250	261
Symantec Corp.,
2.75%, 6/15/17	410	413
4.20%, 9/15/20	200	205

		1,713

Iron/Steel - 0.0%
Allegheny Technologies, Inc.,
5.95%, 1/15/21	25	27
Cliffs Natural Resources, Inc.,
6.25%, 10/1/40	200	165
Nucor Corp.,
5.85%, 6/1/18	200	233
6.40%, 12/1/37	150	180

		605

Lodging - 0.0%
Hyatt Hotels Corp.,
3.38%, 7/15/23	105	98
Marriott International, Inc.,
3.00%, 3/1/19	250	252
3.25%, 9/15/22	50	47
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	200	236
3.13%, 2/15/23	150	139
Wyndham Worldwide Corp.,
2.95%, 3/1/17	185	187
2.50%, 3/1/18	20	20
4.25%, 3/1/22	100	97

		1,076

Machinery - Construction & Mining - 0.1%
Caterpillar, Inc.,
0.95%, 6/26/15	95	96
5.70%, 8/15/16	50	57
3.90%, 5/27/21	500	523
2.60%, 6/26/22	150	143
5.20%, 5/27/41	450	485
3.80%, 8/15/42	102	89

		1,393

Machinery - Diversified - 0.0%
Deere & Co.,
2.60%, 6/8/22	125	119
8.10%, 5/15/30	100	141
IDEX Corp.,
4.20%, 12/15/21	200	202
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	182
Roper Industries, Inc.,
1.85%, 11/15/17	160	157
2.05%, 10/1/18	120	118

		919

Media - 1.0%
CBS Corp.,
1.95%, 7/1/17	30	30
5.75%, 4/15/20	250	284
4.30%, 2/15/21	500	519
3.38%, 3/1/22	100	96
Comcast Corp.,
5.85%, 11/15/15	450	501

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Media - 1.0% continued
4.95%, 6/15/16	$250	$277
6.50%, 1/15/17	1,500	1,742
5.70%, 5/15/18	400	466
4.25%, 1/15/33	250	239
6.45%, 3/15/37	520	622
6.95%, 8/15/37	450	566
6.40%, 5/15/38	600	716
6.40%, 3/1/40	175	209
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.55%, 3/15/15	400	415
1.75%, 1/15/18	55	53
5.88%, 10/1/19	720	810
5.00%, 3/1/21	735	774
6.00%, 8/15/40	520	519
Discovery Communications LLC,
3.70%, 6/1/15	250	262
4.38%, 6/15/21	800	840
3.25%, 4/1/23	60	56
6.35%, 6/1/40	125	140
4.95%, 5/15/42	50	47
4.88%, 4/1/43	35	32
Historic TW, Inc.,
6.88%, 6/15/18	250	301
NBCUniversal Media LLC,
3.65%, 4/30/15	115	121
2.88%, 4/1/16	500	523
5.15%, 4/30/20	300	342
4.38%, 4/1/21	650	701
2.88%, 1/15/23	150	142
6.40%, 4/30/40	115	138
News America, Inc.,
5.30%, 12/15/14	450	479
6.90%, 3/1/19	300	362
4.50%, 2/15/21	450	482
3.00%, 9/15/22	200	187
6.40%, 12/15/35	125	140
6.65%, 11/15/37	550	633
7.85%, 3/1/39	100	129
6.90%, 8/15/39	310	365
Scripps Networks Interactive, Inc.,
2.70%, 12/15/16	100	104
Time Warner Cable, Inc.,
5.85%, 5/1/17	1,325	1,460
6.75%, 7/1/18	450	515
8.75%, 2/14/19	300	368
5.00%, 2/1/20	365	381
4.13%, 2/15/21	250	245
7.30%, 7/1/38	350	380
6.75%, 6/15/39	325	332
5.88%, 11/15/40	200	183
5.50%, 9/1/41	250	220
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	93
Time Warner, Inc.,
5.88%, 11/15/16	1,150	1,313
4.88%, 3/15/20	160	174
4.75%, 3/29/21	350	377
3.40%, 6/15/22	50	48
6.50%, 11/15/36	600	679
6.20%, 3/15/40	55	61
6.10%, 7/15/40	200	218
5.38%, 10/15/41	500	506
Viacom, Inc.,
1.25%, 2/27/15	40	40
2.50%, 12/15/16	65	67
6.13%, 10/5/17	125	144
5.63%, 9/15/19	310	356
6.88%, 4/30/36	600	702
4.50%, 2/27/42	300	262
Walt Disney (The) Co.,
0.88%, 12/1/14	500	503
1.35%, 8/16/16	150	151
1.13%, 2/15/17	250	246
1.10%, 12/1/17	25	24
5.88%, 12/15/17	300	351
5.50%, 3/15/19	400	467
3.75%, 6/1/21	300	313
3.70%, 12/1/42	130	114

		26,657

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.,
1.25%, 1/15/18	210	204
3.90%, 1/15/43	100	91

		295

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Mining - 0.2%
Alcoa, Inc.,
5.55%, 2/1/17	$475	$505
6.75%, 7/15/18	80	87
5.40%, 4/15/21	75	73
5.90%, 2/1/27	75	70
5.95%, 2/1/37	600	535
Barrick North America Finance LLC,
6.80%, 9/15/18	175	185
4.40%, 5/30/21	500	447
7.50%, 9/15/38	100	104
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18(4) (5)	245	233
3.55%, 3/1/22	250	227
5.45%, 3/15/43(4) (5)	145	128
Newmont Mining Corp.,
5.13%, 10/1/19	315	331
3.50%, 3/15/22	250	214
5.88%, 4/1/35	100	95
4.88%, 3/15/42	150	116
Southern Copper Corp.,
7.50%, 7/27/35	300	321
6.75%, 4/16/40	90	88

		3,759

Miscellaneous Manufacturing - 0.2%
3M Co.,
1.00%, 6/26/17	150	147
5.70%, 3/15/37	350	420
Danaher Corp.,
5.63%, 1/15/18	200	231
3.90%, 6/23/21	250	264
Dover Corp.,
4.30%, 3/1/21	60	65
Eaton Corp.,
1.50%, 11/2/17(4) (5)	215	209
2.75%, 11/2/22(4) (5)	1,000	935
General Electric Co.,
0.85%, 10/9/15	210	210
5.25%, 12/6/17	750	847
2.70%, 10/9/22	1,080	1,022
Illinois Tool Works, Inc.,
3.38%, 9/15/21	250	256
3.90%, 9/1/42	200	178
Textron, Inc.,
5.60%, 12/1/17	125	137

		4,921

Office/Business Equipment - 0.1%
Xerox Corp.,
6.75%, 2/1/17	500	566
2.95%, 3/15/17	80	81
6.35%, 5/15/18	700	802
5.63%, 12/15/19	120	132
4.50%, 5/15/21	30	31
6.75%, 12/15/39	60	68

		1,680

Oil & Gas - 0.8%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	1,640	1,886
6.95%, 6/15/19	500	601
Apache Corp.,
5.63%, 1/15/17	250	282
3.63%, 2/1/21	200	205
2.63%, 1/15/23	200	184
6.00%, 1/15/37	400	450
5.10%, 9/1/40	250	252
4.75%, 4/15/43	250	237
Chevron Corp.,
0.89%, 6/24/16	120	120
1.10%, 12/5/17	200	196
4.95%, 3/3/19	300	345
2.43%, 6/24/20	120	119
ConocoPhillips,
4.60%, 1/15/15	420	445
6.65%, 7/15/18	100	120
5.75%, 2/1/19	1,150	1,347
5.90%, 10/15/32	250	290
5.90%, 5/15/38	100	116
ConocoPhillips Co.,
1.05%, 12/15/17	250	241
ConocoPhillips Holding Co.,
6.95%, 4/15/29	585	745
Devon Energy Corp.,
2.40%, 7/15/16	80	82
6.30%, 1/15/19	600	695
4.00%, 7/15/21	200	205
7.95%, 4/15/32	100	131

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Oil & Gas - 0.8% continued
Devon Financing Corp. LLC,
7.88%, 9/30/31	$310	$401
EOG Resources, Inc.,
2.95%, 6/1/15	250	260
5.63%, 6/1/19	215	252
4.10%, 2/1/21	500	531
EQT Corp.,
8.13%, 6/1/19	325	396
Hess Corp.,
7.88%, 10/1/29	620	775
7.13%, 3/15/33	75	88
6.00%, 1/15/40	255	271
Kerr-McGee Corp.,
7.88%, 9/15/31	115	144
Marathon Oil Corp.,
6.00%, 10/1/17	485	555
5.90%, 3/15/18	150	172
2.80%, 11/1/22	250	231
6.80%, 3/15/32	280	332
Marathon Petroleum Corp.,
3.50%, 3/1/16	200	210
5.13%, 3/1/21	75	83
6.50%, 3/1/41	260	297
Murphy Oil Corp.,
4.00%, 6/1/22	100	96
7.05%, 5/1/29	300	330
Nabors Industries, Inc.,
5.00%, 9/15/20	250	255
4.63%, 9/15/21	300	295
Noble Energy, Inc.,
4.15%, 12/15/21	250	258
Occidental Petroleum Corp.,
1.75%, 2/15/17	250	250
1.50%, 2/15/18	50	49
4.10%, 2/1/21	750	792
3.13%, 2/15/22	100	97
Pemex Project Funding Master Trust,
5.75%, 3/1/18	190	208
6.63%, 6/15/35	200	210
Phillips 66,
2.95%, 5/1/17	150	155
Pioneer Natural Resources Co.,
6.65%, 3/15/17	150	171
6.88%, 5/1/18	100	118
3.95%, 7/15/22	85	84
7.20%, 1/15/28	100	122
Pride International, Inc.,
6.88%, 8/15/20	1,000	1,187
Rowan Cos., Inc.,
5.00%, 9/1/17	200	216
4.88%, 6/1/22	100	103
5.40%, 12/1/42	75	68
Southwestern Energy Co.,
4.10%, 3/15/22	100	100
Valero Energy Corp.,
4.50%, 2/1/15	230	242
9.38%, 3/15/19	100	131
7.50%, 4/15/32	765	934
10.50%, 3/15/39	325	488

		21,251

Oil & Gas Services - 0.2%
Baker Hughes, Inc.,
7.50%, 11/15/18	1,000	1,259
3.20%, 8/15/21	100	101
5.13%, 9/15/40	375	409
Cameron International Corp.,
1.60%, 4/30/15	150	151
4.50%, 6/1/21	125	132
Halliburton Co.,
5.90%, 9/15/18	350	413
3.25%, 11/15/21	595	604
6.70%, 9/15/38	75	95
7.45%, 9/15/39	350	479
National Oilwell Varco, Inc.,
3.95%, 12/1/42	125	112
Weatherford International, Inc.,
6.35%, 6/15/17	100	112

		3,867

Packaging & Containers - 0.0%
Bemis Co., Inc.,
5.65%, 8/1/14	65	68
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	157

		251

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Pharmaceuticals - 0.8%
AbbVie, Inc.,
1.20%, 11/6/15(4)	$500	$501
1.75%, 11/6/17(4) (5)	265	260
2.90%, 11/6/22(4) (5)	1,000	935
4.40%, 11/6/42(4) (5)	415	385
Actavis, Inc.,
1.88%, 10/1/17	20	20
3.25%, 10/1/22	500	466
4.63%, 10/1/42	60	54
Allergan, Inc.,
1.35%, 3/15/18	100	97
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	340	395
2.00%, 8/1/22	600	542
5.88%, 11/15/36	23	27
6.13%, 5/1/38	5	6
Cardinal Health, Inc.,
5.80%, 10/15/16	100	114
1.90%, 6/15/17	65	64
1.70%, 3/15/18	25	24
3.20%, 6/15/22	150	143
4.60%, 3/15/43	35	32
Eli Lilly & Co.,
5.20%, 3/15/17	775	867
5.55%, 3/15/37	250	281
Express Scripts Holding Co.,
3.13%, 5/15/16	100	104
2.65%, 2/15/17	725	738
7.25%, 6/15/19	440	543
4.75%, 11/15/21	500	535
GlaxoSmithKline Capital, Inc.,
0.70%, 3/18/16	300	297
5.65%, 5/15/18	800	928
5.38%, 4/15/34	150	164
6.38%, 5/15/38	380	464
4.20%, 3/18/43	20	19
Johnson & Johnson,
5.55%, 8/15/17	350	405
5.15%, 7/15/18	200	231
3.55%, 5/15/21	250	264
6.95%, 9/1/29	100	133
5.95%, 8/15/37	100	124
4.85%, 5/15/41	400	439
McKesson Corp.,
5.70%, 3/1/17	275	311
1.40%, 3/15/18	80	77
2.70%, 12/15/22	120	112
6.00%, 3/1/41	250	292
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	274
5.90%, 11/1/39	50	55
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	361
Merck & Co., Inc.,
6.00%, 9/15/17	350	409
2.80%, 5/18/23	300	284
3.60%, 9/15/42	25	22
4.15%, 5/18/43	60	57
Merck Sharp & Dohme Corp.,
4.75%, 3/1/15	375	400
5.00%, 6/30/19	725	828
5.75%, 11/15/36	50	59
5.85%, 6/30/39	825	975
Mylan, Inc.,
1.80%, 6/24/16(4) (5)	95	95
Novartis Capital Corp.,
4.40%, 4/24/20	185	205
2.40%, 9/21/22	40	38
Pfizer, Inc.,
5.35%, 3/15/15	335	361
6.20%, 3/15/19	1,000	1,206
7.20%, 3/15/39	700	938
Pharmacia Corp.,
6.60%, 12/1/28	125	157
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/1/36	45	53
Wyeth LLC,
5.50%, 2/15/16	425	474
5.95%, 4/1/37	225	264
Zoetis, Inc.,
1.88%, 2/1/18(4) (5)	40	39
3.25%, 2/1/23(4) (5)	500	475
4.70%, 2/1/43(4) (5)	40	37

		19,459

Pipelines - 0.6%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	96

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Pipelines - 0.6% continued
CenterPoint Energy Resources Corp.,
6.00%, 5/15/18	$85	$100
6.63%, 11/1/37	50	63
5.85%, 1/15/41	50	59
DCP Midstream Operating L.P.,
2.50%, 12/1/17	50	49
3.88%, 3/15/23	50	47
El Paso Natural Gas Co. LLC,
5.95%, 4/15/17	350	396
8.38%, 6/15/32	100	132
El Paso Pipeline Partners Operating Co. LLC,
4.70%, 11/1/42	155	137
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	104
4.20%, 9/15/21	250	254
7.50%, 4/15/38	50	60
Energy Transfer Partners L.P.,
6.13%, 2/15/17	350	394
9.00%, 4/15/19	187	238
7.50%, 7/1/38	200	234
6.50%, 2/1/42	650	693
Enterprise Products Operating LLC,
5.60%, 10/15/14	250	265
3.20%, 2/1/16	200	210
6.30%, 9/15/17	335	392
5.25%, 1/31/20	300	335
4.05%, 2/15/22	1,000	1,022
6.88%, 3/1/33	50	60
7.55%, 4/15/38	200	255
4.85%, 8/15/42	315	297
4.45%, 2/15/43	40	36
Kinder Morgan Energy Partners L.P.,
5.13%, 11/15/14	250	264
5.95%, 2/15/18	495	574
6.85%, 2/15/20	70	83
5.80%, 3/1/21	300	340
4.15%, 3/1/22	175	176
3.50%, 9/1/23	25	23
7.40%, 3/15/31	350	415
7.30%, 8/15/33	100	120
6.95%, 1/15/38	150	177
6.55%, 9/15/40	100	113
6.38%, 3/1/41	135	151
5.63%, 9/1/41	100	102
5.00%, 3/1/43	85	80
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	210
ONEOK Partners L.P.,
3.25%, 2/1/16	135	141
6.15%, 10/1/16	200	228
2.00%, 10/1/17	75	74
8.63%, 3/1/19	350	443
ONEOK, Inc.,
5.20%, 6/15/15	200	215
4.25%, 2/1/22	250	246
Panhandle Eastern Pipe Line Co. L.P.,
6.20%, 11/1/17	100	116
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	227
6.50%, 5/1/18	300	354
5.75%, 1/15/20	200	228
5.00%, 2/1/21	100	110
5.15%, 6/1/42	150	149
4.30%, 1/31/43	100	87
Spectra Energy Capital LLC,
6.20%, 4/15/18	350	408
3.30%, 3/15/23	200	180
7.50%, 9/15/38	50	62
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	165	169
4.95%, 1/15/43	150	134
Tennessee Gas Pipeline Co. LLC,
7.00%, 10/15/28	50	61
Transcontinental Gas Pipe Line Co. LLC,
4.45%, 8/1/42	125	113
Williams (The) Cos., Inc.,
7.50%, 1/15/31	200	228
8.75%, 3/15/32	192	244
Williams Partners L.P.,
5.25%, 3/15/20	180	193
4.13%, 11/15/20	300	302
3.35%, 8/15/22	250	230
6.30%, 4/15/40	130	136

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Pipelines - 0.6% continued
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	$100	$116

		13,950

Real Estate - 0.0%
Regency Centers L.P.,
5.88%, 6/15/17	25	28

Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	102
American Tower Corp.,
3.50%, 1/31/23	335	307
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	173
2.95%, 9/15/22	50	46
BioMed Realty L.P.,
3.85%, 4/15/16	100	105
Boston Properties L.P.,
5.63%, 4/15/15	100	108
5.88%, 10/15/19	500	577
3.85%, 2/1/23	150	147
3.13%, 9/1/23	35	32
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	164
BRE Properties, Inc.,
5.20%, 3/15/21	200	217
Camden Property Trust,
2.95%, 12/15/22	150	136
CommonWealth REIT,
6.25%, 6/15/17	75	80
DDR Corp.,
4.63%, 7/15/22	100	101
Digital Realty Trust L.P.,
3.63%, 10/1/22	250	230
Duke Realty L.P.,
5.95%, 2/15/17	1,000	1,110
4.38%, 6/15/22	100	99
EPR Properties,
7.75%, 7/15/20	50	57
Equity One, Inc.,
3.75%, 11/15/22	100	94
ERP Operating L.P.,
4.75%, 7/15/20	335	360
4.63%, 12/15/21	185	196
Federal Realty Investment Trust,
3.00%, 8/1/22	25	23
HCP, Inc.,
6.00%, 1/30/17	150	168
3.75%, 2/1/19	100	103
2.63%, 2/1/20	50	47
5.38%, 2/1/21	960	1,041
3.15%, 8/1/22	100	92
Health Care REIT, Inc.,
3.63%, 3/15/16	500	524
2.25%, 3/15/18	25	25
4.13%, 4/1/19	150	157
5.13%, 3/15/43	150	138
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	217
Highwoods Realty L.P.,
3.63%, 1/15/23	100	93
Hospitality Properties Trust,
5.63%, 3/15/17	500	540
6.70%, 1/15/18	75	83
5.00%, 8/15/22	300	299
Kimco Realty Corp.,
6.88%, 10/1/19	200	242
Liberty Property L.P.,
5.13%, 3/2/15	100	106
6.63%, 10/1/17	50	57
4.13%, 6/15/22	250	247
Mack-Cali Realty L.P.,
4.50%, 4/18/22	100	100
National Retail Properties, Inc.,
3.80%, 10/15/22	100	95
3.30%, 4/15/23	100	90
ProLogis L.P.,
4.50%, 8/15/17	85	90
6.63%, 5/15/18	350	403
6.88%, 3/15/20	100	116
Realty Income Corp.,
2.00%, 1/31/18	250	243
Simon Property Group L.P.,
4.20%, 2/1/15	85	89
5.10%, 6/15/15	250	270
5.25%, 12/1/16	400	447
2.15%, 9/15/17	225	226
6.13%, 5/30/18	870	1,022

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Real Estate Investment Trusts - 0.5% continued
4.38%, 3/1/21	$250	$266
2.75%, 2/1/23	100	92
UDR, Inc.,
4.63%, 1/10/22	165	171
Ventas Realty L.P./Ventas Capital Corp.,
2.00%, 2/15/18	250	242
4.00%, 4/30/19	200	208
4.75%, 6/1/21	50	53
4.25%, 3/1/22	85	86
Vornado Realty L.P.,
5.00%, 1/15/22	250	262

		13,214

Retail - 0.8%
AutoZone, Inc.,
4.00%, 11/15/20	250	255
3.70%, 4/15/22	55	53
3.13%, 7/15/23	135	126
Costco Wholesale Corp.,
5.50%, 3/15/17	250	285
1.13%, 12/15/17	400	389
CVS Caremark Corp.,
5.75%, 6/1/17	341	392
4.75%, 5/18/20	250	275
4.13%, 5/15/21	100	106
2.75%, 12/1/22	350	327
6.25%, 6/1/27	250	296
6.13%, 9/15/39	175	205
Darden Restaurants, Inc.,
3.35%, 11/1/22	160	147
Home Depot (The), Inc.,
5.40%, 3/1/16	800	891
4.40%, 4/1/21	250	274
2.70%, 4/1/23	125	119
5.88%, 12/16/36	350	412
5.95%, 4/1/41	250	298
Kohl’s Corp.,
4.00%, 11/1/21	85	85
3.25%, 2/1/23	100	93
6.00%, 1/15/33	100	101
6.88%, 12/15/37	150	165
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	356
1.63%, 4/15/17	50	50
4.63%, 4/15/20	100	110
3.12%, 4/15/22	500	492
5.80%, 10/15/36	100	112
5.80%, 4/15/40	350	391
4.65%, 4/15/42	50	49
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	213	242
3.88%, 1/15/22	30	30
2.88%, 2/15/23	150	138
6.90%, 4/1/29	305	356
6.90%, 1/15/32	250	276
5.13%, 1/15/42	40	39
McDonald’s Corp.,
5.80%, 10/15/17	750	874
5.35%, 3/1/18	100	115
3.63%, 5/20/21	100	104
6.30%, 10/15/37	75	94
3.70%, 2/15/42	100	89
Nordstrom, Inc.,
6.25%, 1/15/18	325	378
4.00%, 10/15/21	150	159
7.00%, 1/15/38	50	66
Staples, Inc.,
2.75%, 1/12/18	125	125
Target Corp.,
1.13%, 7/18/14	50	50
5.38%, 5/1/17	575	652
3.88%, 7/15/20	195	208
2.90%, 1/15/22	1,015	993
6.50%, 10/15/37	125	155
7.00%, 1/15/38	325	424
TJX Cos., Inc.,
2.50%, 5/15/23	205	190
Walgreen Co.,
5.25%, 1/15/19	525	594
Wal-Mart Stores, Inc.,
2.88%, 4/1/15	225	234
1.13%, 4/11/18	350	340
3.63%, 7/8/20	200	211
4.25%, 4/15/21	1,600	1,745
5.88%, 4/5/27	250	303
5.25%, 9/1/35	175	190
6.50%, 8/15/37	250	316
6.20%, 4/15/38	275	337
5.63%, 4/1/40	155	179

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Retail - 0.8% continued
4.88%, 7/8/40	$90	$94
5.00%, 10/25/40	350	370
5.63%, 4/15/41	775	897
4.00%, 4/11/43	170	155
Yum! Brands, Inc.,
6.25%, 4/15/16	150	168
3.75%, 11/1/21	35	35
6.88%, 11/15/37	550	658

		19,437

Savings & Loans - 0.0%
Santander Holdings USA, Inc.,
4.63%, 4/19/16	30	32

Semiconductors - 0.1%
Altera Corp.,
1.75%, 5/15/17	35	35
Applied Materials, Inc.,
4.30%, 6/15/21	255	268
5.85%, 6/15/41	100	108
Broadcom Corp.,
2.70%, 11/1/18	250	256
2.50%, 8/15/22	100	92
Intel Corp.,
1.95%, 10/1/16	300	308
1.35%, 12/15/17	450	440
2.70%, 12/15/22	450	420
4.00%, 12/15/32	150	139
4.80%, 10/1/41	250	249
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	47
Texas Instruments, Inc.,
0.45%, 8/3/15	135	134
1.00%, 5/1/18	300	287

		2,783

Software - 0.3%
Adobe Systems, Inc.,
3.25%, 2/1/15	350	363
Autodesk, Inc.,
1.95%, 12/15/17	75	73
BMC Software, Inc.,
4.25%, 2/15/22	150	150
CA, Inc.,
5.38%, 12/1/19	250	272
Fidelity National Information Services, Inc.,
2.00%, 4/15/18	40	39
5.00%, 3/15/22	200	201
Fiserv, Inc.,
3.13%, 10/1/15	250	261
3.13%, 6/15/16	170	177
4.63%, 10/1/20	250	259
3.50%, 10/1/22	100	95
Intuit, Inc.,
5.75%, 3/15/17	100	111
Microsoft Corp.,
0.88%, 11/15/17	125	121
1.00%, 5/1/18	100	97
4.20%, 6/1/19	250	277
3.00%, 10/1/20	330	337
5.20%, 6/1/39	200	221
4.50%, 10/1/40	210	211
5.30%, 2/8/41	190	215
3.50%, 11/15/42	500	428
Oracle Corp.,
1.20%, 10/15/17	380	369
5.75%, 4/15/18	50	58
5.00%, 7/8/19	530	606
3.88%, 7/15/20	300	320
2.50%, 10/15/22	950	876
6.50%, 4/15/38	550	689
6.13%, 7/8/39	100	120

		6,946

Telecommunications - 0.9%
Alltel Corp.,
7.88%, 7/1/32	100	134
AT&T Corp.,
8.00%, 11/15/31	165	230
AT&T, Inc.,
5.10%, 9/15/14	1,450	1,524
2.50%, 8/15/15	200	206
2.95%, 5/15/16	500	522
2.40%, 8/15/16	285	294
5.80%, 2/15/19	1,075	1,247
2.63%, 12/1/22	250	229
6.15%, 9/15/34	125	138
6.80%, 5/15/36	50	59
6.50%, 9/1/37	600	681

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Telecommunications - 0.9% continued
6.30%, 1/15/38	$325	$361
6.40%, 5/15/38	725	816
6.55%, 2/15/39	435	499
5.35%, 9/1/40	500	506
Bellsouth Capital Funding Corp.,
7.88%, 2/15/30	225	279
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,155
5.20%, 12/15/16	1,300	1,454
6.88%, 10/15/31	25	28
6.55%, 6/15/34	65	71
6.00%, 11/15/34	110	113
BellSouth Telecommunications, Inc.,
6.38%, 6/1/28	175	198
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	100	98
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	1,300	1,688
Cisco Systems, Inc.,
5.50%, 2/22/16	925	1,033
3.15%, 3/14/17	100	106
4.45%, 1/15/20	335	371
5.90%, 2/15/39	500	593
5.50%, 1/15/40	195	221
Corning, Inc.,
4.25%, 8/15/20	250	267
4.75%, 3/15/42	185	178
Embarq Corp.,
8.00%, 6/1/36	265	280
GTE Corp.,
8.75%, 11/1/21	860	1,130
6.94%, 4/15/28	150	180
Harris Corp.,
6.38%, 6/15/19	50	58
Juniper Networks, Inc.,
4.60%, 3/15/21	100	103
5.95%, 3/15/41	100	103
Motorola Solutions, Inc.,
6.00%, 11/15/17	200	227
3.75%, 5/15/22	250	243
3.50%, 3/1/23	100	94
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	578
Qwest Corp.,
6.88%, 9/15/33	125	121
Verizon Communications, Inc.,
5.55%, 2/15/16	1,300	1,440
3.00%, 4/1/16	100	104
6.10%, 4/15/18	235	275
6.35%, 4/1/19	1,125	1,335
7.75%, 12/1/30	500	648
8.95%, 3/1/39	650	971
6.00%, 4/1/41	180	202
4.75%, 11/1/41	550	523
Verizon New York, Inc.,
7.38%, 4/1/32	150	181

		24,095

Toys, Games & Hobbies - 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	250	275
Mattel, Inc.,
2.50%, 11/1/16	85	88
1.70%, 3/15/18	35	34
6.20%, 10/1/40	50	56

		453

Transportation - 0.4%
Burlington Northern Santa Fe LLC,
5.65%, 5/1/17	500	567
5.75%, 3/15/18	100	115
4.10%, 6/1/21	20	21
3.45%, 9/15/21	50	50
6.20%, 8/15/36	100	116
6.15%, 5/1/37	890	1,033
4.95%, 9/15/41	250	249
4.40%, 3/15/42	215	197
CSX Corp.,
6.25%, 4/1/15	250	273
4.25%, 6/1/21	100	107
6.00%, 10/1/36	100	113
6.15%, 5/1/37	190	219
6.22%, 4/30/40	350	408
4.75%, 5/30/42	50	48
4.10%, 3/15/44	15	13
FedEx Corp.,
8.00%, 1/15/19	290	367

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Transportation - 0.4% continued
2.63%, 8/1/22	$100	$93
2.70%, 4/15/23	35	32
3.88%, 8/1/42	50	43
4.10%, 4/15/43	50	44
Norfolk Southern Corp.,
5.26%, 9/17/14	200	211
5.90%, 6/15/19	320	379
3.25%, 12/1/21	250	249
3.00%, 4/1/22	450	434
7.25%, 2/15/31	500	650
3.95%, 10/1/42	150	129
Ryder System, Inc.,
3.60%, 3/1/16	85	89
2.50%, 3/1/17	200	201
3.50%, 6/1/17	45	47
2.50%, 3/1/18	100	99
Union Pacific Corp.,
7.00%, 2/1/16	100	114
5.75%, 11/15/17	625	722
7.88%, 1/15/19	250	309
2.75%, 4/15/23	100	94
4.75%, 9/15/41	100	101
4.30%, 6/15/42	200	190
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	66
United Parcel Service, Inc.,
5.50%, 1/15/18	775	892
3.13%, 1/15/21	250	253
6.20%, 1/15/38	150	186
3.63%, 10/1/42	115	101

		9,624

Trucking & Leasing - 0.0%
GATX Corp.,
2.38%, 7/30/18	35	34

Water - 0.0%
American Water Capital Corp.,
6.09%, 10/15/17	400	461
6.59%, 10/15/37	125	156
4.30%, 12/1/42	75	70

		687

Total Corporate Bonds (Cost $442,711)		463,261

FOREIGN ISSUER BONDS - 8.1%
Advertising - 0.0%
WPP Finance 2010,
3.63%, 9/7/22	100	94

Banks - 1.9%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	145	153
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	250	248
Bank of Montreal,
2.50%, 1/11/17	500	513
1.40%, 9/11/17	250	244
1.45%, 4/9/18	250	241
2.55%, 11/6/22	300	278
Bank of Nova Scotia,
3.40%, 1/22/15	500	520
2.05%, 10/7/15	100	103
0.75%, 10/9/15	250	249
0.95%, 3/15/16	150	149
2.55%, 1/12/17	500	515
1.38%, 12/18/17	250	243
4.38%, 1/13/21	250	273
Barclays Bank PLC,
5.20%, 7/10/14	500	522
2.75%, 2/23/15	1,250	1,281
5.14%, 10/14/20	500	505
BNP Paribas S.A.,
2.38%, 9/14/17	625	619
5.00%, 1/15/21	1,000	1,063
3.25%, 3/3/23	250	230
Canadian Imperial Bank of Commerce,
0.90%, 10/1/15	315	315
1.55%, 1/23/18	150	146
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
1.70%, 3/19/18	125	121
4.50%, 1/11/21	1,000	1,055
3.88%, 2/8/22	750	755
3.95%, 11/9/22	250	239
Credit Suisse,
3.50%, 3/23/15	250	261
5.30%, 8/13/19	1,000	1,125
Deutsche Bank A.G.,
3.45%, 3/30/15	500	522

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.1% continued
Banks - 1.9% continued
3.25%, 1/11/16	$150	$157
6.00%, 9/1/17	1,225	1,410
Export-Import Bank of Korea,
4.00%, 1/11/17	200	209
4.00%, 1/29/21	1,000	992
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,209
4.88%, 1/14/22	500	540
4.00%, 3/30/22	500	512
6.50%, 9/15/37	300	333
6.80%, 6/1/38	150	173
KFW,
4.13%, 10/15/14	500	523
1.00%, 1/12/15	3,000	3,029
0.63%, 4/24/15	3,000	3,011
0.50%, 4/19/16	800	794
2.00%, 6/1/16	500	517
4.88%, 1/17/17	200	226
1.25%, 2/15/17	500	502
4.38%, 3/15/18	375	423
4.00%, 1/27/20	1,500	1,665
2.75%, 9/8/20	500	511
2.63%, 1/25/22	900	896
2.00%, 10/4/22	250	235
2.13%, 1/17/23	1,000	941
2.69%, 6/29/37(6)	500	197
Korea Development Bank (The),
4.38%, 8/10/15	245	258
1.00%, 1/22/16	200	196
3.50%, 8/22/17	850	868
3.00%, 9/14/22	215	197
Korea Finance Corp.,
2.25%, 8/7/17	300	290
Landwirtschaftliche Rentenbank,
3.13%, 7/15/15	525	551
2.13%, 7/15/16	250	259
5.13%, 2/1/17	900	1,024
1.88%, 9/17/18	200	201
1.38%, 10/23/19	140	134
National Australia Bank Ltd.,
1.60%, 8/7/15	350	355
0.90%, 1/20/16	250	248
2.75%, 3/9/17	250	257
National Bank of Canada,
1.45%, 11/7/17	250	244
Oesterreichische Kontrollbank A.G.,
4.50%, 3/9/15	650	693
1.13%, 7/6/15	225	227
5.00%, 4/25/17	100	114
Royal Bank of Canada,
1.45%, 10/30/14	165	167
1.15%, 3/13/15	500	504
0.80%, 10/30/15	200	200
0.63%, 12/4/15	240	239
2.63%, 12/15/15	180	187
0.85%, 3/8/16	150	149
2.88%, 4/19/16	200	209
2.30%, 7/20/16	250	257
1.20%, 9/19/17	400	390
Royal Bank of Scotland (The) PLC,
4.38%, 3/16/16	175	185
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15	1,200	1,220
6.40%, 10/21/19	200	222
Societe Generale S.A.,
2.75%, 10/12/17	250	251
Sumitomo Mitsui Banking Corp.,
1.80%, 7/18/17	250	247
3.00%, 1/18/23	210	198
Svenska Handelsbanken AB,
1.63%, 3/21/18	400	389
Toronto-Dominion Bank (The),
2.50%, 7/14/16	150	155
2.38%, 10/19/16	565	585
1.40%, 4/30/18	165	160
UBS A.G.,
5.88%, 7/15/16	450	495
5.88%, 12/20/17	372	428
5.75%, 4/25/18	125	144
4.88%, 8/4/20	400	442
Westpac Banking Corp.,
3.00%, 8/4/15	250	261
3.00%, 12/9/15	200	209
0.95%, 1/12/16	500	498
2.00%, 8/14/17	300	301
4.88%, 11/19/19	1,000	1,121

		47,422

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.1% continued
Beverages - 0.1%
Diageo Capital PLC,
5.50%, 9/30/16	$150	$170
1.50%, 5/11/17	235	233
5.75%, 10/23/17	850	978
1.13%, 4/29/18	275	264
3.88%, 4/29/43	75	66

		1,711

Chemicals - 0.1%
Agrium, Inc.,
3.15%, 10/1/22	200	188
7.13%, 5/23/36	100	119
6.13%, 1/15/41	100	109
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	300	318
6.50%, 5/15/19	135	162
5.88%, 12/1/36	50	56
5.63%, 12/1/40	250	275

		1,227

Diversified Financial Services - 0.0%
Nomura Holdings, Inc.,
5.00%, 3/4/15	235	248

Electric - 0.1%
Hydro-Quebec,
2.00%, 6/30/16	75	77
1.38%, 6/19/17	250	249
9.40%, 2/1/21	200	282
Scottish Power Ltd.,
5.38%, 3/15/15	300	317
TransAlta Corp.,
4.75%, 1/15/15	370	387

		1,312

Electronics - 0.0%
Koninklijke Philips N.V.,
3.75%, 3/15/22	250	251
6.88%, 3/11/38	225	281
5.00%, 3/15/42	100	102

		634

Food - 0.0%
Delhaize Group S.A.,
4.13%, 4/10/19	35	36
5.70%, 10/1/40	1,000	950

		986

Healthcare - Products - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	500	504
6.00%, 10/15/17	800	927
2.95%, 6/15/23	100	95
6.55%, 10/15/37	25	32

		1,558

Insurance - 0.1%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	100	115
AXA S.A.,
8.60%, 12/15/30	75	91
Endurance Specialty Holdings Ltd.,
7.00%, 7/15/34	100	112
Willis Group Holdings PLC,
5.75%, 3/15/21	450	487
XL Group PLC,
6.25%, 5/15/27	50	57
XLIT Ltd.,
5.75%, 10/1/21	200	226

		1,088

Internet - 0.0%
Baidu, Inc.,
3.50%, 11/28/22	200	179

Iron/Steel - 0.1%
Vale Overseas Ltd.,
4.63%, 9/15/20	1,830	1,808
4.38%, 1/11/22	155	147
6.88%, 11/21/36	900	911

		2,866

Leisure Time - 0.0%
Carnival Corp.,
1.20%, 2/5/16	55	55

Media - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	629
Thomson Reuters Corp.,
3.95%, 9/30/21	200	205
5.50%, 8/15/35	150	155

		989

Mining - 0.3%
AngloGold Ashanti Holdings PLC,
5.13%, 8/1/22	115	102

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.1% continued
Mining - 0.3% continued
Barrick Gold Corp.,
2.90%, 5/30/16	$200	$197
2.50%, 5/1/18(4) (5)	175	157
6.95%, 4/1/19	300	318
3.85%, 4/1/22	1,175	989
BHP Billiton Finance USA Ltd.,
5.25%, 12/15/15	250	275
1.88%, 11/21/16	100	101
1.63%, 2/24/17	600	597
5.40%, 3/29/17	100	113
6.50%, 4/1/19	200	239
3.25%, 11/21/21	250	244
4.13%, 2/24/42	600	559
Goldcorp, Inc.,
2.13%, 3/15/18	200	192
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	111
Rio Tinto Finance USA Ltd.,
2.50%, 5/20/16	155	159
2.25%, 9/20/16	150	153
6.50%, 7/15/18	675	799
9.00%, 5/1/19	575	747
3.75%, 9/20/21	500	494
Rio Tinto Finance USA PLC,
1.38%, 6/17/16	180	179
2.00%, 3/22/17	150	149
1.63%, 8/21/17	85	83
2.88%, 8/21/22	175	161
4.75%, 3/22/42	150	138
4.13%, 8/21/42	300	257
Teck Resources Ltd.,
3.85%, 8/15/17	35	36
3.00%, 3/1/19	85	83
6.00%, 8/15/40	195	183
6.25%, 7/15/41	350	332
5.20%, 3/1/42	125	106
5.40%, 2/1/43	130	114

		8,367

Miscellaneous Manufacturing - 0.0%
Pentair Finance S.A.,
1.35%, 12/1/15	155	155
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	58
3.50%, 2/3/22	125	121
7.13%, 10/1/37	50	59
Tyco International Finance S.A.,
3.38%, 10/15/15	11	11

		404

Multi-National - 1.4%
African Development Bank,
2.50%, 3/15/16	500	523
1.25%, 9/2/16	40	41
1.13%, 3/15/17	500	500
0.88%, 3/15/18	250	243
Asian Development Bank,
2.50%, 3/15/16	500	524
0.50%, 6/20/16	200	198
5.50%, 6/27/16	600	684
1.13%, 3/15/17	355	357
5.59%, 7/16/18	50	59
1.75%, 3/21/19	1,500	1,493
1.38%, 3/23/20	250	238
Corp. Andina de Fomento,
4.38%, 6/15/22	613	624
Council Of Europe Development Bank,
1.50%, 1/15/15	150	152
2.63%, 2/16/16	350	366
1.25%, 9/22/16	150	151
1.50%, 6/19/17	200	201
European Bank for Reconstruction & Development,
1.63%, 9/3/15	500	512
2.50%, 3/15/16	300	314
1.38%, 10/20/16	150	153
1.00%, 2/16/17	500	497
0.75%, 9/1/17	300	293
European Bank for Reconstruction & Development,
1.00%, 6/15/18	150	146
1.50%, 3/16/20	250	241
European Investment Bank,
1.13%, 8/15/14	1,700	1,711
2.88%, 1/15/15	850	882
2.75%, 3/23/15	500	520
1.13%, 4/15/15	500	506
1.00%, 7/15/15	400	403

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.1% continued
Multi-National - 1.4% continued
1.63%, 9/1/15	$500	$511
1.38%, 10/20/15	500	508
2.25%, 3/15/16	400	415
4.88%, 1/17/17	800	902
1.75%, 3/15/17	1,000	1,018
5.13%, 5/30/17	350	399
1.63%, 6/15/17	250	252
1.00%, 12/15/17	1,000	972
1.00%, 3/15/18	2,000	1,934
1.00%, 6/15/18	2,650	2,549
2.88%, 9/15/20	500	503
4.88%, 2/15/36	200	224
Inter-American Development Bank,
0.50%, 8/17/15	500	501
1.13%, 3/15/17	1,000	1,001
0.88%, 3/15/18	500	485
1.75%, 8/24/18	250	251
4.25%, 9/10/18	400	450
1.13%, 9/12/19	200	189
3.88%, 9/17/19	600	661
3.88%, 2/14/20	500	555
3.88%, 10/28/41	200	197
International Bank for Reconstruction & Development,
1.13%, 8/25/14	1,500	1,509
2.38%, 5/26/15	375	389
2.13%, 3/15/16	1,000	1,039
5.00%, 4/1/16	450	502
0.50%, 4/15/16	450	448
1.00%, 9/15/16	500	503
0.88%, 4/17/17	1,000	994
9.25%, 7/15/17	100	129
4.75%, 2/15/35	25	29
International Finance Corp.,
0.50%, 5/16/16	375	372
1.13%, 11/23/16	500	505
1.00%, 4/24/17	890	892
0.88%, 6/15/18	500	485
Nordic Investment Bank,
2.50%, 7/15/15	900	935
0.50%, 4/14/16	250	248
5.00%, 2/1/17	100	114

		36,102

Oil & Gas - 1.1%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	89
Anadarko Finance Co.,
7.50%, 5/1/31	75	93
BP Capital Markets PLC,
3.88%, 3/10/15	100	105
3.13%, 10/1/15	100	104
1.85%, 5/5/17	250	250
1.38%, 11/6/17	150	146
1.38%, 5/10/18	250	241
4.75%, 3/10/19	1,200	1,333
4.50%, 10/1/20	600	651
4.74%, 3/11/21	450	490
Burlington Resources Finance Co.,
7.20%, 8/15/31	200	258
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	125	126
5.70%, 5/15/17	225	255
5.90%, 2/1/18	250	287
6.25%, 3/15/38	150	167
6.75%, 2/1/39	50	59
Cenovus Energy, Inc.,
4.50%, 9/15/14	50	52
3.00%, 8/15/22	55	52
6.75%, 11/15/39	65	78
4.45%, 9/15/42	600	538
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	226
Encana Corp.,
5.90%, 12/1/17	725	822
6.50%, 5/15/19	75	88
3.90%, 11/15/21	250	254
6.50%, 8/15/34	100	110
6.63%, 8/15/37	75	84
Husky Energy, Inc.,
6.20%, 9/15/17	600	682
3.95%, 4/15/22	100	101
Nexen, Inc.,
6.20%, 7/30/19	60	71
7.88%, 3/15/32	75	94
7.50%, 7/30/39	330	403
Noble Holding International Ltd.,
3.45%, 8/1/15	200	207

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.1% continued
Oil & Gas - 1.1% continued
6.05%, 3/1/41	$70	$71
5.25%, 3/15/42	100	90
Petrobras Global Finance B.V.,
2.00%, 5/20/16	100	98
5.63%, 5/20/43	25	22
Petrobras International Finance Co. - Pifco,
3.50%, 2/6/17	320	319
8.38%, 12/10/18	585	693
7.88%, 3/15/19	395	457
5.75%, 1/20/20	665	692
5.38%, 1/27/21	1,490	1,497
6.88%, 1/20/40	395	399
6.75%, 1/27/41	140	140
Petro-Canada,
6.05%, 5/15/18	50	58
5.95%, 5/15/35	100	107
6.80%, 5/15/38	50	58
Petroleos Mexicanos,
6.00%, 3/5/20	550	605
5.50%, 1/21/21	1,810	1,928
4.88%, 1/24/22	2,000	2,040
3.50%, 1/30/23(4) (5)	75	69
5.50%, 6/27/44	200	180
Shell International Finance B.V.,
3.10%, 6/28/15	400	419
0.63%, 12/4/15	200	200
1.13%, 8/21/17	65	64
4.30%, 9/22/19	1,450	1,609
6.38%, 12/15/38	660	850
Statoil ASA,
1.80%, 11/23/16	100	103
3.13%, 8/17/17	550	580
1.15%, 5/15/18	200	193
5.25%, 4/15/19	850	982
3.15%, 1/23/22	125	124
7.75%, 6/15/23	100	135
7.15%, 1/15/29	250	332
4.25%, 11/23/41	200	189
3.95%, 5/15/43	150	136
Suncor Energy, Inc.,
6.10%, 6/1/18	480	560
7.15%, 2/1/32	200	243
5.95%, 12/1/34	50	54
6.50%, 6/15/38	400	461
Talisman Energy, Inc.,
7.75%, 6/1/19	175	213
7.25%, 10/15/27	400	461
Total Capital International S.A.,
0.75%, 1/25/16	100	99
1.50%, 2/17/17	500	497
1.55%, 6/28/17	125	124
Total Capital S.A.,
3.00%, 6/24/15	250	261
2.30%, 3/15/16	500	516
4.25%, 12/15/21	200	214
Transocean, Inc.,
5.05%, 12/15/16	165	179
6.00%, 3/15/18	825	924
6.50%, 11/15/20	200	225
6.80%, 3/15/38	200	213

		29,199

Oil & Gas Services - 0.1%
Weatherford International Ltd.,
5.50%, 2/15/16	200	216
6.00%, 3/15/18	725	814
6.50%, 8/1/36	125	127

		1,157

Pharmaceuticals - 0.2%
AstraZeneca PLC,
5.90%, 9/15/17	325	378
1.95%, 9/18/19	475	466
6.45%, 9/15/37	300	369
4.00%, 9/18/42	250	227
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	250	248
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	978
Sanofi,
1.20%, 9/30/14	100	101
2.63%, 3/29/16	250	260
1.25%, 4/10/18	40	39
4.00%, 3/29/21	500	533
Teva Pharmaceutical Finance Co. B.V.,
2.40%, 11/10/16	200	206
3.65%, 11/10/21	250	250
2.95%, 12/18/22	350	328

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.1% continued
Pharmaceuticals - 0.2% continued
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	$345	$359
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	250	250

		4,992

Pipelines - 0.1%
Enbridge, Inc.,
4.90%, 3/1/15	250	265
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	250	250
0.75%, 1/15/16	250	247
6.50%, 8/15/18	465	559
9.88%, 1/1/21	175	244
5.85%, 3/15/36	275	314
6.20%, 10/15/37	50	58
7.63%, 1/15/39	945	1,281
6.35%, 5/15/67	100	104

		3,322

Regional - 0.5%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	547
Province of British Columbia,
2.85%, 6/15/15	200	209
2.10%, 5/18/16	185	192
2.65%, 9/22/21	150	149
2.00%, 10/23/22	300	276
7.25%, 9/1/36	175	259
Province of Manitoba Canada,
2.63%, 7/15/15	120	125
4.90%, 12/6/16	200	225
1.30%, 4/3/17	165	166
1.75%, 5/30/19	100	98
9.25%, 4/1/20	150	205
2.10%, 9/6/22	100	93
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	476
Province of Ontario Canada,
2.95%, 2/5/15	400	415
4.75%, 1/19/16	200	219
5.45%, 4/27/16	350	394
2.30%, 5/10/16	1,000	1,037
4.95%, 11/28/16	650	732
1.10%, 10/25/17	625	610
1.20%, 2/14/18	250	243
1.65%, 9/27/19	250	239
4.00%, 10/7/19	835	908
4.40%, 4/14/20	500	554
2.45%, 6/29/22	500	471
Province of Quebec Canada,
5.13%, 11/14/16	250	283
4.63%, 5/14/18	350	394
2.75%, 8/25/21	100	98
2.63%, 2/13/23	875	821
7.50%, 7/15/23	300	399
7.13%, 2/9/24	100	130
7.50%, 9/15/29	375	515
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	279

		11,761

Sovereign - 1.4%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,406
8.00%, 1/15/18	222	251
8.88%, 10/14/19	1,075	1,414
4.88%, 1/22/21	1,000	1,068
8.88%, 4/15/24	600	828
10.13%, 5/15/27	500	775
7.13%, 1/20/37	250	298
11.00%, 8/17/40	835	992
5.63%, 1/7/41	635	632
Canada Government International Bond,
2.38%, 9/10/14	240	246
0.88%, 2/14/17	545	542
Chile Government International Bond,
3.25%, 9/14/21	400	400
3.63%, 10/30/42	200	165
Colombia Government International Bond,
7.38%, 1/27/17	500	582
7.38%, 3/18/19	250	304
4.38%, 7/12/21	1,000	1,042
7.38%, 9/18/37	350	447
6.13%, 1/18/41	250	278
Export Development Canada,
0.50%, 9/15/15	150	150
Israel Government International Bond,
5.50%, 11/9/16	225	252

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.1% continued
Sovereign - 1.4% continued
5.13%, 3/26/19	$250	$281
4.00%, 6/30/22	250	254
4.50%, 1/30/43	200	180
Italy Government International Bond,
5.25%, 9/20/16	1,000	1,074
5.38%, 6/12/17	1,675	1,821
5.38%, 6/15/33	175	176
Japan Bank for International Cooperation,
2.88%, 2/2/15	500	518
1.88%, 9/24/15	250	257
2.50%, 5/18/16	300	314
1.13%, 7/19/17	750	740
Mexico Government International Bond,
6.63%, 3/3/15	500	542
5.63%, 1/15/17	770	856
5.95%, 3/19/19	500	572
5.13%, 1/15/20	1,360	1,495
7.50%, 4/8/33	100	127
6.75%, 9/27/34	750	885
6.05%, 1/11/40	820	894
4.75%, 3/8/44	1,000	890
Panama Government International Bond,
7.25%, 3/15/15	1,250	1,366
6.70%, 1/26/36	550	639
Peruvian Government International Bond,
8.38%, 5/3/16	350	407
7.35%, 7/21/25	250	320
6.55%, 3/14/37	500	590
5.63%, 11/18/50	350	360
Philippine Government International Bond,
10.63%, 3/16/25	500	792
5.50%, 3/30/26	200	228
6.38%, 10/23/34	500	600
5.00%, 1/13/37	500	533
Poland Government International Bond,
3.88%, 7/16/15	110	115
5.00%, 10/19/15	475	511
6.38%, 7/15/19	400	467
5.13%, 4/21/21	150	163
3.00%, 3/17/23	1,000	902
Republic of Korea,
4.88%, 9/22/14	400	417
5.13%, 12/7/16	125	140
7.13%, 4/16/19	150	182
South Africa Government International Bond,
6.88%, 5/27/19	275	311
Svensk Exportkredit AB,
5.13%, 3/1/17	500	569
1.75%, 5/30/17	250	254
Turkey Government International Bond,
3.25%, 3/23/23	250	218
6.88%, 3/17/36	500	558
6.00%, 1/14/41	1,500	1,496
Uruguay Government International Bond,
7.63%, 3/21/36	250	316
4.13%, 11/20/45	400	326

		36,728

Telecommunications - 0.5%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	400	425
2.38%, 9/8/16	700	709
3.13%, 7/16/22	295	272
6.13%, 11/15/37	200	216
6.13%, 3/30/40	300	324
British Telecommunications PLC,
2.00%, 6/22/15	200	204
5.95%, 1/15/18	575	662
9.63%, 12/15/30	100	150
Deutsche Telekom International Finance B.V.,
5.75%, 3/23/16	525	584
8.75%, 6/15/30	400	555
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	150	147
Orange S.A.,
2.13%, 9/16/15	125	127
5.38%, 7/8/19	600	660
8.50%, 3/1/31	610	829
Rogers Communications, Inc.,
6.80%, 8/15/18	700	845
3.00%, 3/15/23	80	75
Telecom Italia Capital S.A.,
6.38%, 11/15/33	50	47
7.72%, 6/4/38	450	457
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	147
Telefonica Emisiones S.A.U.,
4.95%, 1/15/15	335	349

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.1% continued
Telecommunications - 0.5% continued
6.42%, 6/20/16	$900	$988
5.46%, 2/16/21	370	381
7.05%, 6/20/36	200	220
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 1/27/15	125	131
5.50%, 11/15/19	305	334
Vodafone Group PLC,
5.00%, 9/15/15	450	488
5.63%, 2/27/17	325	361
1.63%, 3/20/17	250	244
1.25%, 9/26/17	300	287
2.95%, 2/19/23	500	462
7.88%, 2/15/30	200	257
6.15%, 2/27/37	375	414
4.38%, 2/19/43	500	448

		12,799

Transportation - 0.0%
Canadian National Railway Co.,
5.55%, 3/1/19	500	582
2.85%, 12/15/21	85	83
6.90%, 7/15/28	25	32
6.20%, 6/1/36	25	31
6.38%, 11/15/37	50	64
3.50%, 11/15/42	150	127
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	59
5.95%, 5/15/37	50	56

		1,034

Total Foreign Issuer Bonds (Cost $202,328)		206,234

U.S. GOVERNMENT AGENCIES - 34.0%(7)
Fannie Mae - 16.0%
0.88%, 8/28/14	2,000	2,014
3.00%, 9/16/14	1,000	1,034
4.63%, 10/15/14	2,750	2,903
0.75%, 12/19/14	3,000	3,018
0.38%, 3/16/15	4,500	4,500
0.50%, 5/27/15	2,250	2,254
0.50%, 7/2/15	3,000	3,004
0.50%, 9/28/15	4,000	3,998
1.63%, 10/26/15	1,000	1,025
0.38%, 12/21/15	2,000	1,989
0.50%, 1/29/16	5,000	4,980
2.25%, 3/15/16	2,500	2,604
0.50%, 3/30/16	2,000	1,989
2.38%, 4/11/16	3,000	3,137
0.52%, 5/20/16	2,000	1,984
1.25%, 9/28/16	3,700	3,742
1.38%, 11/15/16	2,000	2,027
4.88%, 12/15/16	4,200	4,753
1.25%, 1/30/17	2,000	2,012
5.00%, 5/11/17	1,000	1,141
5.38%, 6/12/17	1,000	1,157
1.13%, 9/12/17	1,000	985
7.13%, 1/15/30	1,500	2,113
6.63%, 11/15/30	200	271
5.63%, 7/15/37	1,000	1,240
Pool #255376,
6.00%, 8/1/19	69	75
Pool #255695,
2.63%, 3/1/35	28	30
Pool #256675,
5.00%, 4/1/27	87	94
Pool #256677,
6.00%, 4/1/27	86	94
Pool #256792,
6.50%, 6/1/22	109	122
Pool #256925,
6.00%, 10/1/37	146	158
Pool #256959,
6.00%, 11/1/37	667	725
Pool #256985,
7.00%, 11/1/37	169	189
Pool #257042,
6.50%, 1/1/38	1,057	1,173
Pool #257057,
5.00%, 1/1/28	302	325
Pool #257106,
4.50%, 1/1/28	34	37
Pool #257237,
4.50%, 6/1/28	136	146
Pool #257239,
5.50%, 6/1/28	187	203
Pool #257243,
7.00%, 6/1/38	517	602
Pool #257367,
5.50%, 9/1/28	327	357

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Fannie Mae - 16.0% continued
Pool #357630,
5.00%, 10/1/19	$70	$75
Pool #707791,
5.00%, 6/1/33	494	535
Pool #709239,
5.00%, 7/1/18	445	475
Pool #720049,
5.50%, 7/1/33	111	122
Pool #722424,
2.39%, 7/1/33	59	63
Pool #725185,
5.00%, 2/1/19	102	109
Pool #725425,
5.50%, 4/1/34	181	198
Pool #730811,
4.50%, 8/1/33	307	325
Pool #735222,
5.00%, 2/1/35	104	112
Pool #735358,
5.50%, 2/1/35	485	531
Pool #735502,
6.00%, 4/1/35	62	68
Pool #737853,
5.00%, 9/1/33	695	752
Pool #745336,
5.00%, 3/1/36	2,366	2,550
Pool #745418,
5.50%, 4/1/36	188	203
Pool #745754,
5.00%, 9/1/34	1,022	1,106
Pool #745826,
6.00%, 7/1/36	755	821
Pool #746272,
4.00%, 10/1/18	338	357
Pool #747383,
5.50%, 10/1/33	335	367
Pool #753678,
2.54%, 12/1/33	208	222
Pool #755632,
5.00%, 4/1/34	411	444
Pool #766083,
2.50%, 2/1/34	7	7
Pool #772730,
5.00%, 4/1/34	365	395
Pool #773287,
2.49%, 3/1/35	207	221
Pool #790406,
6.00%, 9/1/34	246	273
Pool #793666,
5.50%, 9/1/34	245	268
Pool #796250,
5.50%, 11/1/34	100	109
Pool #800471,
5.50%, 10/1/34	887	973
Pool #807701,
4.50%, 12/1/19	66	71
Pool #811944,
4.50%, 1/1/20	76	81
Pool #815639,
2.35%, 6/1/35	41	44
Pool #817795,
6.00%, 8/1/36	136	148
Pool #821912,
2.27%, 6/1/35	404	426
Pool #822455,
2.69%, 4/1/35	94	99
Pool #826057,
5.00%, 7/1/35	276	306
Pool #826368,
2.75%, 7/1/35	176	188
Pool #826585,
5.00%, 8/1/35	568	612
Pool #828523,
5.00%, 7/1/35	174	188
Pool #831676,
6.50%, 8/1/36	79	88
Pool #832628,
5.50%, 9/1/20	97	104
Pool #833067,
5.50%, 9/1/35	810	884
Pool #833163,
5.00%, 9/1/35	432	465
Pool #835517,
4.92%, 8/1/35	48	51
Pool #840577,
5.00%, 10/1/20	69	74
Pool #844909,
4.50%, 10/1/20	33	35

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Fannie Mae - 16.0% continued
Pool #845425,
6.00%, 2/1/36	$795	$865
Pool #846600,
2.74%, 1/1/36	417	447
Pool #847921,
5.50%, 11/1/20	288	311
Pool #850614,
2.77%, 1/1/36	63	67
Pool #863759,
4.00%, 12/1/20	48	51
Pool #864435,
4.50%, 12/1/20	172	183
Pool #866109,
2.68%, 12/1/35	32	34
Pool #868435,
6.00%, 4/1/36	570	632
Pool #869217,
2.62%, 2/1/36	145	154
Pool #869710,
6.00%, 4/1/36	255	278
Pool #871135,
6.00%, 1/1/37	175	194
Pool #880505,
6.00%, 8/1/21	40	44
Pool #881818,
6.50%, 8/1/36	574	639
Pool #882055,
2.01%, 6/1/36	130	135
Pool #884776,
2.72%, 10/1/36	204	216
Pool #885769,
6.00%, 6/1/36	76	83
Pool #885866,
6.00%, 6/1/36	201	221
Pool #887019,
2.73%, 6/1/36	139	148
Pool #887111,
5.50%, 5/1/20	69	73
Pool #888100,
5.50%, 9/1/36	657	720
Pool #888152,
5.00%, 5/1/21	173	185
Pool #888205,
6.50%, 2/1/37	195	218
Pool #888318,
2.66%, 2/1/37	102	109
Pool #888447,
4.00%, 5/1/21	91	96
Pool #889224,
5.50%, 1/1/37	871	950
Pool #889390,
6.00%, 3/1/23	137	151
Pool #889401,
6.00%, 3/1/38	500	544
Pool #889415,
6.00%, 5/1/37	1,885	2,086
Pool #889579,
6.00%, 5/1/38	1,160	1,261
Pool #889630,
6.50%, 3/1/38	137	151
Pool #889886,
7.00%, 12/1/37	192	215
Pool #889970,
5.00%, 12/1/36	640	689
Pool #890234,
6.00%, 10/1/38	478	531
Pool #890329,
4.00%, 4/1/26	6,263	6,734
Pool #890339,
5.00%, 9/1/20	764	816
Pool #892536,
6.50%, 9/1/36	61	65
Pool #892968,
6.50%, 8/1/21	19	20
Pool #893363,
5.00%, 6/1/36	169	182
Pool #893366,
5.00%, 4/1/35	270	291
Pool #894453,
6.00%, 9/1/36	221	239
Pool #898089,
5.50%, 7/1/26	247	271
Pool #898417,
6.00%, 10/1/36	126	137
Pool #899079,
5.00%, 3/1/37	220	237
Pool #902188,
2.81%, 11/1/36	17	18

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Fannie Mae - 16.0% continued
Pool #902414,
5.50%, 11/1/36	$503	$545
Pool #905090,
5.50%, 10/1/21	111	117
Pool #905759,
2.63%, 12/1/36	52	56
Pool #906090,
5.50%, 1/1/37	642	708
Pool #906237,
2.75%, 1/1/37	90	96
Pool #907818,
2.86%, 1/1/37	27	29
Pool #910147,
5.00%, 3/1/22	190	203
Pool #910338,
2.59%, 3/1/37	44	46
Pool #912414,
4.50%, 1/1/22	110	117
Pool #914522,
2.64%, 3/1/37	16	17
Pool #915499,
5.00%, 3/1/37	321	345
Pool #915870,
7.00%, 4/1/37	57	66
Pool #918515,
5.00%, 6/1/37	327	351
Pool #919461,
5.79%, 4/1/37	37	40
Pool #920457,
3.17%, 8/1/36	14	15
Pool #920988,
2.12%, 11/1/36	13	13
Pool #923023,
2.38%, 1/1/37	378	394
Pool #923123,
5.00%, 4/1/36	66	71
Pool #923166,
7.50%, 1/1/37	62	73
Pool #928261,
4.50%, 3/1/36	168	178
Pool #928584,
6.50%, 8/1/37	754	840
Pool #928909,
6.00%, 12/1/37	6	6
Pool #928915,
6.00%, 11/1/37	58	63
Pool #930606,
4.00%, 2/1/39	1,557	1,622
Pool #931195,
4.50%, 5/1/24	518	549
Pool #931665,
4.50%, 7/1/24	1,563	1,658
Pool #932023,
5.00%, 1/1/38	356	383
Pool #932741,
4.50%, 4/1/40	979	1,057
Pool #934466,
5.50%, 9/1/23	321	347
Pool #940623,
5.50%, 8/1/37	178	193
Pool #943388,
6.00%, 6/1/37	698	759
Pool #943617,
6.00%, 8/1/37	503	551
Pool #945876,
5.50%, 8/1/37	68	74
Pool #946527,
7.00%, 9/1/37	135	157
Pool #947216,
6.00%, 10/1/37	222	247
Pool #949391,
5.50%, 8/1/22	30	33
Pool #953018,
6.50%, 10/1/37	385	422
Pool #953910,
6.00%, 11/1/37	301	327
Pool #955771,
6.50%, 10/1/37	360	396
Pool #959604,
6.50%, 11/1/37	56	61
Pool #959880,
5.50%, 11/1/37	154	167
Pool #962687,
5.00%, 4/1/38	595	640
Pool #963735,
4.50%, 6/1/23	225	239
Pool #965389,
6.00%, 10/1/23	197	210

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Fannie Mae - 16.0% continued
Pool #966660,
6.00%, 12/1/37	$10	$11
Pool #968037,
6.00%, 1/1/38	554	602
Pool #969632,
6.50%, 1/1/38	148	163
Pool #970013,
4.50%, 6/1/38	304	322
Pool #971734,
4.50%, 4/1/37	118	125
Pool #972452,
5.50%, 3/1/38	708	768
Pool #975365,
5.00%, 6/1/23	136	146
Pool #976699,
5.00%, 4/1/28	82	88
Pool #976963,
5.50%, 2/1/38	5,859	6,391
Pool #981704,
5.00%, 6/1/23	458	491
Pool #981823,
4.73%, 6/1/38	57	60
Pool #981854,
5.50%, 7/1/38	527	571
Pool #984075,
4.50%, 6/1/23	157	167
Pool #986760,
5.50%, 7/1/38	1,622	1,787
Pool #987114,
5.50%, 9/1/23	88	95
Pool #987115,
5.50%, 9/1/23	113	119
Pool #992472,
6.00%, 10/1/38	142	154
Pool #992491,
4.50%, 10/1/23	102	108
Pool #993055,
5.50%, 12/1/38	205	222
Pool #995018,
5.50%, 6/1/38	364	395
Pool #995203,
5.00%, 7/1/35	1,731	1,870
Pool #995266,
5.00%, 12/1/23	1,457	1,562
Pool #995297,
5.00%, 2/1/38	3,970	4,274
Pool #995737,
5.00%, 2/1/38	3,297	3,549
Pool #995879,
6.00%, 4/1/39	540	587
Pool #AA0451,
6.00%, 12/1/23	18	18
Pool #AA0649,
5.00%, 12/1/38	1,132	1,251
Pool #AA2939,
4.50%, 4/1/39	1,370	1,491
Pool #AA4482,
4.00%, 4/1/39	1,347	1,409
Pool #AA4562,
4.50%, 9/1/39	1,164	1,268
Pool #AA8978,
4.50%, 7/1/39	314	340
Pool #AA9357,
4.50%, 8/1/39	1,656	1,751
Pool #AB1048,
4.50%, 5/1/40	1,884	2,019
Pool #AB2067,
3.50%, 1/1/41	1,871	1,903
Pool #AB2092,
4.00%, 1/1/41	798	840
Pool #AB2272,
4.50%, 2/1/41	1,404	1,530
Pool #AB2693,
4.50%, 4/1/41	817	880
Pool #AB2768,
4.50%, 4/1/41	1,272	1,374
Pool #AB3246,
5.00%, 7/1/41	796	871
Pool #AB4057,
4.00%, 12/1/41	3,658	3,820
Pool #AB4293,
3.50%, 1/1/42	2,219	2,255
Pool #AB5049,
4.00%, 4/1/42	4,469	4,671
Pool #AB6016,
3.50%, 8/1/42	1,679	1,707
Pool #AB6293,
3.50%, 9/1/27	3,561	3,714

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Fannie Mae - 16.0% continued
Pool #AB7076,
3.00%, 11/1/42	$4,353	$4,259
Pool #AB8823,
3.00%, 3/1/43	6,538	6,396
Pool #AC2947,
5.50%, 9/1/39	1,809	1,979
Pool #AC2969,
5.00%, 9/1/39	4,944	5,449
Pool #AC3263,
4.50%, 9/1/29	568	611
Pool #AC3312,
4.50%, 10/1/39	2,546	2,693
Pool #AC4861,
4.50%, 11/1/24	996	1,073
Pool #AC5040,
4.00%, 10/1/24	718	758
Pool #AC6118,
4.50%, 11/1/39	751	794
Pool #AC6742,
4.50%, 1/1/40	2,457	2,656
Pool #AC8518,
5.00%, 12/1/39	1,619	1,786
Pool #AC9581,
5.50%, 1/1/40	3,025	3,302
Pool #AD0119,
6.00%, 7/1/38	2,062	2,239
Pool #AD0585,
4.50%, 12/1/39	1,155	1,260
Pool #AD0639,
6.00%, 12/1/38	510	554
Pool #AD0969,
5.50%, 8/1/37	1,551	1,682
Pool #AD5241,
4.50%, 7/1/40	1,252	1,326
Pool #AD5525,
5.00%, 6/1/40	1,267	1,393
Pool #AD5556,
4.00%, 6/1/25	536	564
Pool #AD7859,
5.00%, 6/1/40	860	933
Pool #AE0289,
3.61%, 5/1/40	467	495
Pool #AE0891,
3.67%, 1/1/41	599	630
Pool #AE0949,
4.00%, 2/1/41	2,632	2,752
Pool #AE0971,
4.00%, 5/1/25	416	440
Pool #AE0981,
3.50%, 3/1/41	1,892	1,924
Pool #AE1807,
4.00%, 10/1/40	3,717	3,875
Pool #AE3873,
4.50%, 10/1/40	595	630
Pool #AE5436,
4.50%, 10/1/40	718	764
Pool #AE5767,
3.51%, 5/1/41	369	388
Pool #AH0525,
4.00%, 12/1/40	2,707	2,821
Pool #AH1295,
3.50%, 1/1/26	1,042	1,093
Pool #AH2488,
3.24%, 2/1/41	407	423
Pool #AH3226,
5.00%, 2/1/41	388	424
Pool #AH4158,
4.00%, 1/1/41	501	522
Pool #AH5573,
4.00%, 2/1/41	1,964	2,058
Pool #AH5614,
3.50%, 2/1/26	1,068	1,120
Pool #AH8854,
4.50%, 4/1/41	707	754
Pool #AI1247,
4.00%, 4/1/26	613	646
Pool #AI3470,
4.50%, 6/1/41	1,140	1,214
Pool #AI4361,
3.07%, 9/1/41	332	346
Pool #AI4380,
2.97%, 11/1/41	249	258
Pool #AI5539,
3.49%, 6/1/41	269	282
Pool #AI5603,
4.50%, 7/1/41	619	657
Pool #AI7743,
4.00%, 8/1/41	969	1,010

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Fannie Mae - 16.0% continued
Pool #AI9137,
2.50%, 11/1/27	$2,889	$2,909
Pool #AI9555,
4.00%, 9/1/41	1,677	1,749
Pool #AI9828,
2.87%, 11/1/41	335	344
Pool #AJ2001,
3.17%, 10/1/41	262	272
Pool #AJ4093,
3.50%, 10/1/26	304	317
Pool #AJ4408,
4.50%, 10/1/41	490	519
Pool #AJ6086,
3.00%, 12/1/26	709	730
Pool #AJ9152,
3.50%, 12/1/26	3,384	3,527
Pool #AJ9218,
4.00%, 2/1/42	1,790	1,867
Pool #AJ9326,
3.50%, 1/1/42	2,326	2,368
Pool #AJ9355,
3.00%, 1/1/27	1,662	1,712
Pool #AK4524,
4.50%, 3/1/42	4,866	5,184
Pool #AK4945,
3.50%, 2/1/42	1,305	1,327
Pool #AK7766,
2.50%, 3/1/27	1,862	1,875
Pool #AK9444,
4.00%, 3/1/42	809	850
Pool #AL0354,
5.24%, 7/1/36	600	645
Pool #AL0442,
5.50%, 6/1/40	434	473
Pool #AL0659,
4.50%, 7/1/41	3,168	3,359
Pool #AL0766,
4.00%, 9/1/41	2,835	2,970
Pool #AL1449,
4.00%, 1/1/42	2,762	2,885
Pool #AL1849,
6.00%, 2/1/39	1,667	1,825
Pool #AL1939,
3.50%, 6/1/42	2,745	2,793
Pool #AL2243,
4.00%, 3/1/42	3,392	3,536
Pool #AL2303,
4.50%, 6/1/26	1,617	1,717
Pool #AL2326,
4.50%, 4/1/42	6,296	6,717
Pool #AL2397,
2.72%, 8/1/42	425	439
Pool #AL3396,
2.50%, 3/1/28	1,557	1,569
Pool #AO0752,
3.00%, 4/1/42	1,293	1,266
Pool #AO0800,
3.00%, 4/1/27	1,467	1,510
Pool #AO2973,
3.50%, 5/1/42	2,962	3,017
Pool #AO4107,
4.50%, 6/1/42	2,791	2,979
Pool #AO4136,
3.50%, 6/1/42	2,194	2,230
Pool #AO7970,
2.50%, 6/1/27	925	932
Pool #AO8629,
3.50%, 7/1/42	895	910
Pool #AP6273,
3.00%, 10/1/42	1,371	1,341
Pool #AR1706,
2.50%, 1/1/28	7,147	7,197
Pool #AR3792,
3.00%, 2/1/43	1,300	1,272
Pool #AR8151,
3.00%, 3/1/43	2,100	2,055
Pool #AR9582,
3.00%, 3/1/43	740	724
Pool #AS0018,
3.00%, 7/1/43(1)	4,594	4,494
Pool #AT2720,
3.00%, 5/1/43	2,194	2,146
Pool #AT3180,
3.00%, 5/1/43	4,083	3,995
Pool #AT5026,
3.00%, 5/1/43	3,961	3,876
Pool #MA0361,
4.00%, 3/1/30	634	664

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Fannie Mae - 16.0% continued
Pool #MA0667,
4.00%, 3/1/31	$1,239	$1,293
Pool #MA0706,
4.50%, 4/1/31	1,859	1,969
Pool #MA0711,
3.50%, 4/1/31	660	681
Pool #MA0720,
5.00%, 4/1/31	696	749
Pool #MA0804,
4.00%, 7/1/31	862	900
Pool #MA0976,
3.50%, 2/1/32	1,453	1,498
Pool #MA1107,
3.50%, 7/1/32	1,747	1,799
Pool #MA1138,
3.50%, 8/1/32	933	962
Pool #MA1141,
3.00%, 8/1/32	444	448
Pool #MA1200,
3.00%, 10/1/32	2,343	2,367
Pool #MA1432,
3.00%, 5/1/33	2,185	2,207
Pool TBA,
2.00%, 7/13/28(1)	2,700	2,629
2.50%, 7/13/28(1)	5,400	5,431
3.00%, 7/13/28(1)	10,000	10,286
2.50%, 7/13/43(1)	2,100	1,951
3.00%, 7/13/43(1)	13,900	13,581
3.50%, 7/13/43(1)	24,900	25,277

		410,007

Federal Home Loan Bank - 0.7%
5.50%, 8/13/14	1,000	1,059
0.25%, 2/20/15	4,500	4,494
0.50%, 11/20/15	5,000	4,994
5.13%, 10/19/16	5,450	6,193
5.50%, 7/15/36	500	615

		17,355

Freddie Mac - 3.2%
3.00%, 7/28/14	1,000	1,029
1.00%, 8/27/14	1,000	1,009
0.75%, 11/25/14	3,000	3,020
2.88%, 2/9/15	2,000	2,081
0.50%, 4/17/15	3,500	3,508
4.38%, 7/17/15	900	972
5.25%, 4/18/16	500	563
2.50%, 5/27/16	4,000	4,200
2.00%, 8/25/16	5,675	5,879
5.00%, 2/16/17	500	569
1.00%, 3/8/17	2,500	2,488
5.13%, 11/17/17	500	578
0.75%, 1/12/18	2,000	1,936
4.88%, 6/13/18	2,600	2,999
3.75%, 3/27/19	1,000	1,099
1.25%, 10/2/19	1,000	947
2.38%, 1/13/22	3,000	2,915
6.75%, 3/15/31	200	274
1.00%, 9/27/17	3,000	2,947
0.88%, 3/7/18	1,000	968
Pool #1B2125,
2.50%, 3/1/35	330	351
Pool #1B2934,
2.57%, 3/1/36	424	451
Pool #1B3264,
6.08%, 2/1/37	93	100
Pool #1B7328,
3.06%, 4/1/37	54	57
Pool #1B7359,
6.05%, 5/1/37	24	25
Pool #1G0321,
2.86%, 9/1/35	104	111
Pool #1G0911,
2.53%, 4/1/36	238	253
Pool #1G1506,
5.48%, 1/1/37	31	33
Pool #1G1623,
5.73%, 4/1/37	69	74
Pool #1G1763,
2.75%, 11/1/35	34	36
Pool #1G1790,
3.16%, 11/1/35	66	70
Pool #1G2620,
2.85%, 11/1/36	20	21
Pool #1G2675,
5.73%, 2/1/38	268	289
Pool #1G3611,
2.25%, 4/1/37	50	53

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Freddie Mac - 3.2% continued
Pool #1H1348,
5.77%, 10/1/36	$22	$24
Pool #1H2569,
2.49%, 9/1/35	510	542
Pool #1H2605,
2.38%, 4/1/36	148	156
Pool #1J0345,
2.69%, 3/1/37	24	26
Pool #1J0355,
2.74%, 3/1/37	17	18
Pool #1J0365,
2.95%, 4/1/37	111	118
Pool #1J1390,
6.01%, 12/1/36	28	30
Pool #1J1634,
2.72%, 12/1/36	230	247
Pool #1L0078,
2.38%, 6/1/35	31	33
Pool #1L1214,
2.38%, 12/1/35	1,288	1,369
Pool #1L1480,
2.08%, 12/1/33	71	72
Pool #1N0243,
2.74%, 8/1/36	15	16
Pool #1N1746,
2.27%, 9/1/37	104	110
Pool #781274,
2.45%, 2/1/34	17	19
Pool #782905,
4.90%, 12/1/34	17	19
Pool #847755,
2.57%, 5/1/37	90	95
Pool #848626,
3.39%, 6/1/41	217	228
Pool #848639,
3.22%, 9/1/41	294	305
Pool TBA,
2.00%, 7/13/28(1)	1,700	1,655
2.50%, 7/13/28(1)	3,400	3,417
3.00%, 7/13/28(1)	3,700	3,801
2.50%, 7/13/43(1)	1,000	923
3.00%, 7/13/43(1)	12,000	11,696
3.50%, 7/13/43(1)	11,600	11,749
4.00%, 7/13/43(1)	3,829	3,982

		82,555

Freddie Mac Gold - 6.6%
Pool #A16753,
5.00%, 11/1/33	123	133
Pool #A17665,
5.00%, 1/1/34	234	252
Pool #A27950,
5.50%, 11/1/34	946	1,024
Pool #A31136,
5.50%, 1/1/35	295	327
Pool #A39306,
5.50%, 11/1/35	865	934
Pool #A46224,
5.00%, 7/1/35	94	102
Pool #A48104,
5.00%, 1/1/36	217	238
Pool #A51296,
6.00%, 8/1/36	164	179
Pool #A54897,
6.50%, 8/1/36	130	147
Pool #A56110,
5.50%, 12/1/36	272	293
Pool #A57604,
5.00%, 3/1/37	943	1,005
Pool #A58690,
6.00%, 3/1/37	44	47
Pool #A58718,
5.50%, 3/1/37	66	71
Pool #A59081,
5.50%, 4/1/37	967	1,039
Pool #A60942,
5.00%, 5/1/37	265	283
Pool #A61560,
5.50%, 10/1/36	1,209	1,300
Pool #A61573,
5.00%, 9/1/34	1,586	1,713
Pool #A61597,
5.50%, 12/1/35	110	118
Pool #A64474,
5.50%, 9/1/37	84	90
Pool #A67116,
7.00%, 10/1/37	36	41

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Freddie Mac Gold - 6.6% continued
Pool #A68761,
5.50%, 9/1/37	$225	$242
Pool #A69169,
4.50%, 12/1/37	357	376
Pool #A69303,
6.00%, 11/1/37	113	123
Pool #A73778,
5.00%, 2/1/38	337	359
Pool #A74134,
7.00%, 2/1/38	60	69
Pool #A78507,
5.00%, 6/1/38	1,418	1,545
Pool #A81606,
6.00%, 9/1/38	163	177
Pool #A81856,
7.00%, 9/1/38	30	34
Pool #A83008,
5.50%, 11/1/38	1,394	1,499
Pool #A84432,
4.50%, 2/1/39	221	233
Pool #A88476,
4.50%, 9/1/39	3,586	3,866
Pool #A88566,
5.00%, 9/1/39	1,976	2,166
Pool #A89346,
4.50%, 10/1/39	2,551	2,685
Pool #A90749,
4.50%, 1/1/40	1,632	1,755
Pool #A91541,
5.00%, 3/1/40	597	654
Pool #A91626,
4.50%, 3/1/40	1,099	1,194
Pool #A91942,
4.50%, 4/1/40	827	875
Pool #A94672,
4.50%, 10/1/40	1,337	1,409
Pool #A96296,
4.00%, 1/1/41	1,193	1,253
Pool #A96310,
4.00%, 1/1/41	815	855
Pool #A96995,
4.00%, 2/1/41	2,205	2,294
Pool #A97443,
4.50%, 3/1/41	1,038	1,102
Pool #B10630,
4.50%, 11/1/18	274	288
Pool #B17658,
4.50%, 1/1/20	10	11
Pool #B18502,
5.50%, 6/1/20	27	30
Pool #B18931,
4.50%, 3/1/20	33	35
Pool #C03457,
4.50%, 2/1/40	806	848
Pool #C03821,
3.50%, 4/1/42	3,052	3,096
Pool #C09004,
3.50%, 7/1/42	849	861
Pool #C09042,
3.50%, 5/1/43(1)	1,091	1,107
Pool #C91009,
5.00%, 11/1/26	59	64
Pool #C91020,
5.50%, 3/1/27	91	98
Pool #C91247,
5.00%, 4/1/29	370	393
Pool #C91354,
4.00%, 1/1/31	1,231	1,293
Pool #C91370,
4.50%, 5/1/31	763	824
Pool #C91388,
3.50%, 2/1/32	624	643
Pool #C91402,
4.00%, 10/1/31	1,079	1,133
Pool #C91408,
3.50%, 11/1/31	668	688
Pool #C91485,
3.50%, 8/1/32	929	961
Pool #D97197,
5.00%, 2/1/27	39	42
Pool #D97498,
6.00%, 12/1/27	355	386
Pool #D97524,
5.50%, 1/1/28	401	432
Pool #D97564,
5.00%, 1/1/28	214	229
Pool #D98301,
4.50%, 7/1/29	300	317

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Freddie Mac Gold - 6.6% continued
Pool #E03033,
3.00%, 2/1/27	$1,528	$1,572
Pool #E04044,
3.50%, 8/1/27	2,526	2,624
Pool #E99030,
4.50%, 9/1/18	369	387
Pool #G01907,
4.50%, 8/1/34	115	122
Pool #G01974,
5.00%, 12/1/35	1,211	1,294
Pool #G02064,
5.00%, 2/1/36	554	592
Pool #G02069,
5.50%, 3/1/36	107	116
Pool #G02386,
6.00%, 11/1/36	1,195	1,298
Pool #G02391,
6.00%, 11/1/36	34	37
Pool #G02540,
5.00%, 11/1/34	198	212
Pool #G02649,
6.00%, 1/1/37	46	50
Pool #G02702,
6.50%, 1/1/37	159	177
Pool #G02789,
6.00%, 4/1/37	3,616	3,922
Pool #G02911,
6.00%, 4/1/37	70	76
Pool #G02973,
6.00%, 6/1/37	143	155
Pool #G03121,
5.00%, 6/1/36	565	605
Pool #G03134,
5.50%, 8/1/36	236	255
Pool #G03176,
5.00%, 8/1/37	208	222
Pool #G03218,
6.00%, 9/1/37	168	182
Pool #G03351,
6.00%, 9/1/37	282	309
Pool #G03513,
6.00%, 11/1/37	361	392
Pool #G03600,
7.00%, 11/1/37	141	160
Pool #G03737,
6.50%, 11/1/37	2,403	2,675
Pool #G03992,
6.00%, 3/1/38	410	445
Pool #G04287,
5.00%, 5/1/38	525	559
Pool #G04459,
5.50%, 6/1/38	506	544
Pool #G04611,
6.00%, 7/1/38	974	1,063
Pool #G04650,
6.50%, 9/1/38	921	1,036
Pool #G04817,
5.00%, 9/1/38	327	349
Pool #G05082,
5.00%, 3/1/38	676	723
Pool #G05167,
4.50%, 2/1/39	806	849
Pool #G05457,
4.50%, 5/1/39	3,342	3,553
Pool #G05725,
4.50%, 11/1/39	1,031	1,121
Pool #G05733,
5.00%, 11/1/39	986	1,080
Pool #G05870,
4.50%, 4/1/40	1,242	1,338
Pool #G05876,
4.50%, 4/1/40	3,028	3,302
Pool #G05971,
5.50%, 8/1/40	3,477	3,759
Pool #G06020,
5.50%, 12/1/39	3,895	4,185
Pool #G06767,
5.00%, 10/1/41	2,046	2,234
Pool #G06947,
6.00%, 5/1/40	1,003	1,088
Pool #G07002,
4.50%, 12/1/41	1,157	1,222
Pool #G07030,
4.00%, 6/1/42	4,808	5,059
Pool #G07098,
3.50%, 7/1/42	1,844	1,870
Pool #G07152,
4.00%, 6/1/42	4,376	4,563

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Freddie Mac Gold - 6.6% continued
Pool #G07171,
4.00%, 8/1/42	$2,094	$2,197
Pool #G08189,
7.00%, 3/1/37	46	52
Pool #G08192,
5.50%, 4/1/37	233	250
Pool #G08341,
5.00%, 4/1/39	3,630	3,874
Pool #G08477,
3.50%, 2/1/42	1,588	1,611
Pool #G11776,
4.50%, 9/1/20	70	73
Pool #G12571,
4.00%, 1/1/22	213	224
Pool #G12673,
5.00%, 9/1/21	164	175
Pool #G12837,
4.50%, 4/1/22	236	249
Pool #G12868,
5.00%, 11/1/22	307	329
Pool #G12869,
5.00%, 9/1/22	277	297
Pool #G13136,
4.50%, 5/1/23	321	337
Pool #G13151,
6.00%, 3/1/23	308	339
Pool #G13201,
4.50%, 7/1/23	184	194
Pool #G13433,
5.50%, 1/1/24	242	262
Pool #G14168,
5.50%, 12/1/24	487	525
Pool #G14239,
4.00%, 9/1/26	4,993	5,246
Pool #G14554,
4.50%, 7/1/26	698	735
Pool #G18220,
6.00%, 11/1/22	34	38
Pool #G18438,
2.50%, 6/1/27	826	832
Pool #G18442,
3.50%, 8/1/27	1,656	1,744
Pool #G30327,
4.50%, 1/1/27	60	65
Pool #J00991,
4.00%, 1/1/21	87	92
Pool #J02541,
4.00%, 9/1/20	62	66
Pool #J03041,
6.00%, 7/1/21	102	111
Pool #J03736,
5.50%, 11/1/21	97	106
Pool #J05307,
4.50%, 8/1/22	36	37
Pool #J06175,
5.00%, 5/1/21	51	54
Pool #J06465,
6.00%, 11/1/22	30	33
Pool #J06476,
5.50%, 11/1/22	62	67
Pool #J08098,
5.50%, 6/1/23	52	56
Pool #J08202,
5.00%, 7/1/23	109	117
Pool #J08454,
5.00%, 8/1/23	218	233
Pool #J08913,
5.50%, 10/1/23	74	80
Pool #J09148,
5.00%, 12/1/23	193	207
Pool #J09305,
5.00%, 2/1/24	289	309
Pool #J09463,
5.00%, 3/1/24	209	221
Pool #J11136,
4.00%, 11/1/24	184	192
Pool #J12098,
4.50%, 4/1/25	1,498	1,579
Pool #J14808,
3.50%, 3/1/26	1,661	1,745
Pool #J17055,
3.00%, 11/1/26	853	877
Pool #J17232,
3.00%, 11/1/26	829	855
Pool #J17932,
3.00%, 3/1/27	1,412	1,456
Pool #J20834,
2.50%, 10/1/27	1,410	1,420

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Freddie Mac Gold - 6.6% continued
Pool #J21601,
2.50%, 12/1/27	$5,275	$5,313
Pool #J22986,
2.50%, 3/1/28(1)	2,635	2,654
Pool #K90071,
3.00%, 2/1/33	2,144	2,173
Pool #Q02211,
4.50%, 7/1/41	1,117	1,197
Pool #Q02605,
4.50%, 8/1/41	3,083	3,273
Pool #Q03085,
4.00%, 9/1/41	721	752
Pool #Q04649,
3.50%, 11/1/41	647	656
Pool #Q08894,
3.50%, 6/1/42	1,410	1,434
Pool #Q09009,
4.00%, 6/1/42	3,788	3,975
Pool #Q14324,
3.00%, 1/1/43	2,166	2,115
Pool #Q14676,
3.00%, 1/1/43	1,486	1,451
Pool #Q15843,
3.00%, 2/1/43	692	675
Pool #Q18339,
3.00%, 5/1/43	669	653
Pool #Q19697,
3.00%, 6/1/43(1)	1,496	1,461
Pool #V80003,
3.00%, 4/1/43	2,967	2,900
Pool #V80004,
3.00%, 4/1/43	810	791
Pool #V80058,
3.00%, 5/1/43	1,326	1,295

		167,585

Government National Mortgage Association - 1.7%
Pool TBA,
3.00%, 7/13/43(1)	8,000	7,911
3.00%, 7/13/43(1)	3,000	2,966
3.50%, 7/13/43(1)	10,500	10,776
3.50%, 7/13/43(1)	4,500	4,616
4.00%, 7/13/43(1)	913	957
4.00%, 7/13/43(1)	814	854
4.50%, 7/13/43(1)	14,200	15,138

		43,218

Government National Mortgage Association I - 2.2%
Pool #510835,
5.50%, 2/15/35	103	113
Pool #597889,
5.50%, 6/15/33	451	499
Pool #614169,
5.00%, 7/15/33	160	174
Pool #616879,
3.50%, 2/15/42	1,113	1,147
Pool #617739,
6.00%, 10/15/37	63	70
Pool #634431,
6.00%, 9/15/34	45	50
Pool #641416,
5.50%, 4/15/35	270	296
Pool #646341,
6.00%, 11/15/36	99	110
Pool #648538,
5.00%, 12/15/35	271	295
Pool #651753,
5.50%, 3/15/36	63	69
Pool #658560,
6.50%, 8/15/36	350	403
Pool #661917,
7.00%, 4/15/37	40	46
Pool #670114,
6.50%, 7/15/37	59	64
Pool #675211,
6.50%, 3/15/38	146	164
Pool #675484,
5.50%, 6/15/38	416	454
Pool #676360,
6.50%, 10/15/37	56	64
Pool #682899,
6.00%, 9/15/40	659	732
Pool #687824,
5.50%, 8/15/38	581	633
Pool #687900,
5.00%, 9/15/38	274	295
Pool #687901,
5.00%, 9/15/38	374	404

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Government National Mortgage Association I - 2.2% continued
Pool #688461,
6.00%, 5/15/38	$504	$559
Pool #692309,
6.00%, 1/15/39	218	242
Pool #697645,
5.50%, 10/15/38	219	238
Pool #698236,
5.00%, 6/15/39	1,201	1,301
Pool #698336,
4.50%, 5/15/39	1,604	1,709
Pool #699277,
6.00%, 9/15/38	183	203
Pool #700918,
5.50%, 11/15/38	740	806
Pool #700972,
5.50%, 11/15/38	201	219
Pool #701196,
6.00%, 10/15/38	331	367
Pool #703677,
5.50%, 6/15/39	425	463
Pool #704185,
5.50%, 1/15/39	231	252
Pool #710130,
7.00%, 1/15/39	130	148
Pool #717175,
4.50%, 6/15/39	1,456	1,577
Pool #719262,
5.00%, 8/15/40	524	576
Pool #720202,
4.50%, 7/15/39	929	997
Pool #723231,
4.00%, 10/15/39	626	659
Pool #723339,
5.00%, 9/15/39	548	602
Pool #726085,
4.00%, 11/15/24	492	524
Pool #728629,
4.50%, 1/15/40	1,938	2,100
Pool #733663,
4.50%, 5/15/40	3,516	3,761
Pool #737286,
4.50%, 5/15/40	1,435	1,554
Pool #737416,
3.50%, 9/15/25	406	427
Pool #738134,
3.50%, 4/15/26	657	690
Pool #738247,
4.50%, 4/15/41	881	937
Pool #745215,
4.00%, 7/15/25	414	441
Pool #747643,
4.50%, 8/15/40	3,892	4,163
Pool #760874,
3.50%, 2/15/26	509	537
Pool #768800,
4.50%, 6/15/41	423	449
Pool #773939,
4.00%, 11/15/41	1,435	1,538
Pool #778957,
3.50%, 3/15/42	1,393	1,437
Pool #781939,
6.00%, 7/15/34	677	758
Pool #782131,
5.50%, 12/15/36	218	238
Pool #782150,
5.50%, 4/15/37	234	256
Pool #782259,
5.00%, 2/15/36	362	394
Pool #782272,
5.50%, 2/15/38	479	523
Pool #782498,
6.00%, 12/15/38	265	294
Pool #782565,
5.00%, 2/15/39	4,842	5,253
Pool #782584,
5.00%, 3/15/39	446	482
Pool #782675,
4.50%, 6/15/24	357	382
Pool #782696,
5.00%, 6/15/39(1)	1,071	1,158
Pool #782831,
6.00%, 12/15/39	172	191
Pool #783176,
4.00%, 11/15/40	1,870	1,977
Pool #783467,
4.00%, 10/15/41	6,517	6,866
Pool #AA6089,
3.00%, 2/15/43(1)	798	792

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Government National Mortgage Association I - 2.2% continued
Pool #AD8781,
3.00%, 3/15/43	$697	$691
Pool #AD9016,
3.00%, 4/15/43	995	986

		56,799

Government National Mortgage Association II - 3.5%
Pool #3570,
6.00%, 6/20/34	145	165
Pool #3665,
5.50%, 1/20/35	434	479
Pool #3852,
6.00%, 5/20/36	83	92
Pool #3879,
6.00%, 7/20/36	273	303
Pool #3910,
6.00%, 10/20/36	145	161
Pool #3994,
5.00%, 6/20/37	101	110
Pool #4018,
6.50%, 8/20/37	308	346
Pool #4026,
5.00%, 9/20/37	165	179
Pool #4027,
5.50%, 9/20/37	81	89
Pool #4040,
6.50%, 10/20/37	67	75
Pool #4098,
5.50%, 3/20/38	457	500
Pool #4116,
6.50%, 4/20/38	146	164
Pool #4170,
6.00%, 6/20/38	357	397
Pool #4194,
5.50%, 7/20/38	927	1,015
Pool #4243,
5.00%, 9/20/38	257	278
Pool #4244,
5.50%, 9/20/38	254	278
Pool #4245,
6.00%, 9/20/38	151	167
Pool #4269,
6.50%, 10/20/38	171	192
Pool #4290,
5.50%, 11/20/38	180	197
Pool #4344,
6.00%, 1/20/39	290	321
Pool #4345,
6.50%, 1/20/39	186	210
Pool #4425,
5.50%, 4/20/39	457	502
Pool #4559,
5.00%, 10/20/39	1,098	1,196
Pool #4561,
6.00%, 10/20/39	566	628
Pool #4617,
4.50%, 1/20/40	291	314
Pool #4619,
5.50%, 1/20/40	1,004	1,103
Pool #4713,
4.50%, 6/20/40	904	970
Pool #4747,
5.00%, 7/20/40	805	888
Pool #4881,
3.50%, 12/20/40	2,561	2,645
Pool #4882,
4.00%, 12/20/40	6,301	6,650
Pool #4923,
4.50%, 1/20/41	644	694
Pool #5050,
4.00%, 5/20/26	646	687
Pool #5081,
4.00%, 6/20/41	1,184	1,249
Pool #5082,
4.50%, 6/20/41	1,218	1,300
Pool #5083,
5.00%, 6/20/41	5,017	5,486
Pool #5114,
4.00%, 7/20/41	4,595	4,847
Pool #5141,
5.00%, 8/20/41(1)	696	753
Pool #5175,
4.50%, 9/20/41	628	677
Pool #5176,
5.00%, 9/20/41	3,517	3,848
Pool #5202,
3.50%, 10/20/41	1,467	1,508
Pool #5203,
4.00%, 10/20/41	1,033	1,089

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(7) continued
Government National Mortgage Association II - 3.5% continued
Pool #5232,
3.50%, 11/20/41	$818	$841
Pool #5264,
5.50%, 12/20/41	98	107
Pool #5280,
4.00%, 1/20/42	1,130	1,188
Pool #5304,
3.50%, 2/20/42	1,010	1,039
Pool #5317,
5.50%, 2/20/42	656	718
Pool #5326,
3.00%, 3/20/27	1,543	1,599
Pool #5331,
3.50%, 3/20/42	1,648	1,694
Pool #654804,
6.00%, 5/20/36	197	218
Pool #737602,
4.00%, 11/20/40	838	896
Pool #752757,
4.50%, 11/20/40	1,271	1,387
Pool #755677,
4.00%, 12/20/40	795	844
Pool #782433,
6.00%, 10/20/38	543	600
Pool #82579,
3.50%, 7/20/40	611	650
Pool #82737,
3.00%, 2/20/41	706	741
Pool #82793,
2.50%, 4/20/41	781	821
Pool #82857,
3.00%, 6/20/41	358	375
Pool #82960,
3.50%, 10/20/41	321	341
Pool #AA5970,
3.00%, 1/20/43	2,564	2,541
Pool #AA6054,
3.00%, 2/20/43	3,564	3,535
Pool #AA6149,
3.00%, 3/20/43	2,486	2,463
Pool #AB9443,
3.50%, 11/20/42	1,925	1,982
Pool #AD1755,
3.50%, 2/20/43	1,576	1,623
Pool #MA0022,
3.50%, 4/20/42	1,672	1,719
Pool #MA0088,
3.50%, 5/20/42	3,701	3,805
Pool #MA0318,
3.50%, 8/20/42	3,352	3,446
Pool #MA0321,
5.00%, 8/20/42	1,522	1,663
Pool #MA0392,
3.50%, 9/20/42	1,397	1,436
Pool #MA0933,
3.00%, 4/20/43	2,487	2,465
Pool #MA0934,
3.50%, 4/20/43(1)	995	1,023
Pool #MA1011,
3.00%, 5/20/43	2,395	2,373
Pool #MA1089,
3.00%, 6/20/43(1)	2,494	2,471

		89,356

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	696
5.25%, 9/15/39	1,650	1,856

		2,552

Total U.S. Government Agencies (Cost $865,905)		869,427

U.S. GOVERNMENT OBLIGATIONS - 36.0%
U.S. Treasury Bonds - 6.2%
8.75%, 8/15/20	450	657
7.88%, 2/15/21	1,550	2,197
8.00%, 11/15/21	1,125	1,631
7.13%, 2/15/23	2,000	2,824
6.25%, 8/15/23	11,550	15,499
7.63%, 2/15/25	165	248
6.00%, 2/15/26	11,750	15,774
6.13%, 11/15/27	9,000	12,350
6.25%, 5/15/30	6,000	8,500
5.38%, 2/15/31	4,000	5,211
4.50%, 2/15/36	475	566
4.75%, 2/15/37	6,335	7,816
5.00%, 5/15/37	4,575	5,839
4.38%, 2/15/38	8,890	10,410
4.50%, 5/15/38	1,700	2,028

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 36.0% continued
U.S. Treasury Bonds - 6.2% continued
3.50%, 2/15/39	$6,000	$6,097
4.25%, 5/15/39	9,250	10,635
4.50%, 8/15/39	8,000	9,565
4.38%, 11/15/39	7,000	8,205
4.63%, 2/15/40	7,250	8,835
4.38%, 5/15/40	1,000	1,173
3.88%, 8/15/40	9,000	9,728
3.75%, 8/15/41	4,000	4,223
3.13%, 2/15/42	2,000	1,872
2.75%, 8/15/42	5,000	4,316
3.13%, 2/15/43	1,000	933

		157,132

U.S. Treasury Notes - 29.8%
1.00%, 1/15/14	30,000	30,142
0.25%, 3/31/14	20,000	20,013
1.75%, 3/31/14	5,000	5,059
1.88%, 4/30/14	15,000	15,211
2.63%, 6/30/14	10,500	10,753
2.63%, 7/31/14	3,000	3,078
2.38%, 8/31/14	2,500	2,563
2.38%, 9/30/14	17,000	17,456
2.38%, 10/31/14	30,000	30,855
2.13%, 11/30/14	5,000	5,133
0.13%, 12/31/14	10,000	9,982
2.63%, 12/31/14	25,000	25,887
2.25%, 1/31/15	8,000	8,249
4.00%, 2/15/15	12,000	12,719
2.50%, 3/31/15	39,000	40,485
0.25%, 7/15/15	10,000	9,973
1.75%, 7/31/15	10,000	10,283
0.38%, 11/15/15	50,000	49,891
4.50%, 11/15/15	2,000	2,189
0.25%, 12/15/15	25,000	24,850
2.13%, 12/31/15	5,000	5,200
2.13%, 2/29/16	5,000	5,207
0.38%, 3/15/16	25,000	24,867
5.13%, 5/15/16	3,000	3,384
3.25%, 6/30/16	10,000	10,764
1.50%, 7/31/16	5,000	5,119
1.00%, 8/31/16	10,000	10,077
1.00%, 9/30/16	25,000	25,170
1.00%, 10/31/16	5,000	5,030
4.63%, 11/15/16	2,600	2,930
0.88%, 11/30/16	30,000	30,019
0.88%, 1/31/17	20,000	19,969
4.63%, 2/15/17	500	566
1.00%, 3/31/17	12,000	12,011
3.13%, 4/30/17	7,000	7,558
4.50%, 5/15/17	1,850	2,095
0.63%, 5/31/17	15,000	14,761
4.75%, 8/15/17	2,400	2,755
0.63%, 8/31/17	5,000	4,897
0.63%, 9/30/17	7,000	6,844
4.25%, 11/15/17	2,950	3,337
0.75%, 12/31/17	10,000	9,784
0.88%, 1/31/18	10,000	9,822
3.50%, 2/15/18	6,250	6,877
0.75%, 2/28/18	5,000	4,878
3.88%, 5/15/18	3,300	3,697
4.00%, 8/15/18	10,290	11,619
1.50%, 8/31/18	11,500	11,532
3.75%, 11/15/18	2,300	2,571
2.75%, 2/15/19	18,000	19,159
1.38%, 2/28/19	4,000	3,956
0.88%, 7/31/19	2,000	1,905
3.63%, 8/15/19	18,000	20,049
3.38%, 11/15/19	16,000	17,605
3.63%, 2/15/20	5,000	5,578
1.13%, 4/30/20	4,000	3,804
3.50%, 5/15/20	5,000	5,532
1.38%, 5/31/20	15,000	14,476
2.63%, 8/15/20	3,000	3,135
2.63%, 11/15/20	3,000	3,126
3.63%, 2/15/21	2,000	2,223
2.13%, 8/15/21	46,000	45,813
1.63%, 8/15/22	19,000	17,826

		762,298

Total U.S. Government Obligations (Cost $894,934)		919,430

MUNICIPAL BONDS - 0.9%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	106

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
Arizona - 0.0% continued
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	$110	$113

		219

California - 0.3%
Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds,
6.26%, 4/1/49	425	500
Bay Area Toll Authority Bridge Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	193
Bay Area Toll Authority Bridge TRB, Series S-3, Build America Bonds,
6.91%, 10/1/50	150	190
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	164
7.30%, 10/1/39	920	1,195
7.60%, 11/1/40	400	540
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	50	64
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	405	544
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	234
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	783
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	357
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	188
Los Angeles Department of Airports Direct Pay TRB, Build America Bonds,
6.58%, 5/15/39	250	303
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	290	357
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	366
Metropolitan Water District of Southern California TRB, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	119
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	117
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	95
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	300	344
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	167
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	219

		7,039

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	292
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	55

		347

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	194
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	340

		534

FIXED INCOME INDEX FUNDS     58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	$30	$34

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	486

Georgia - 0.0%
Municipal Electric Authority of Georgia Plant Vogtle Units TRB, Build America Bonds,
6.64%, 4/1/57	70	77
6.66%, 4/1/57	100	108
7.06%, 4/1/57	300	302

		487

Illinois - 0.1%
Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds,
6.32%, 11/1/29	160	168
Chicago Taxable G.O. Unlimited Bonds, Project C1,
7.78%, 1/1/35	100	121
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A,
6.90%, 12/1/40	300	351
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	152
Illinois State Taxable G.O. Unlimited Bonds, Build America Bonds,
6.63%, 2/1/35	750	788
Illinois State Taxable G.O. Unlimited Bonds,
4.42%, 1/1/15	100	104
5.67%, 3/1/18	300	331
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	890	839

		2,854

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	250
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	115

		365

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	108

Nevada - 0.1%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	397
Clark County Airport System TRB, Series C, Build America Bonds,
6.82%, 7/1/45	200	261

		658

New Jersey - 0.1%
New Jersey State EDA Lease Revenue Bonds, Series A (NATL-RE Insured),
7.43%, 2/15/29	100	121
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	232
New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds,
6.10%, 12/15/28	300	334
New Jersey State Turnpike Authority TRB, Series A, Build America Bonds,
7.10%, 1/1/41	425	549
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	167
Rutgers State University TRB, Series H, Build America Bonds (G.O. of University Insured),
5.67%, 5/1/40	145	164

		1,567

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
New York - 0.1%
Metropolitan Transportation Authority Dedicated Fund TRB, Build America Bonds,
7.34%, 11/15/39	$75	$102
Metropolitan Transportation Authority TRB, Build America Bonds,
6.69%, 11/15/40	100	120
Metropolitan Transportation Authority TRB, Series E, Build America Bonds,
6.81%, 11/15/40	60	71
New York City G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	112
New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	94
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	229
5.72%, 6/15/42	250	285
New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	263
New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured,
5.77%, 8/1/36	300	348
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	279
New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds,
5.63%, 3/15/39	75	83
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	109
Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured),
5.65%, 11/1/40	350	390
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured),
4.93%, 10/1/51	250	249

		2,734

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds,
6.45%, 2/15/44	200	225
American Municipal Power-Ohio, Inc. TRB, Series B, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	384
North East Regional Sewer District Improvement TRB, Build America Bonds,
6.04%, 11/15/40	145	162
Ohio State University TRB, Series A,
4.80%, 6/1/11(2)	200	175
Ohio State University TRB, Series C, Build America Bonds,
4.91%, 6/1/40	190	188
Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund,
4.88%, 12/1/34	90	93

		1,227

Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds,
5.83%, 11/15/34	200	237

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	213

Puerto Rico - 0.0%
Puerto Rico Commonwealth Government Development Bank TRB, Series B, Senior Notes,
3.67%, 5/1/14	150	150
4.70%, 5/1/16	100	101

		251

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate TRB, Series B, Build America Bonds,
6.73%, 7/1/43	100	116

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	$180	$190
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	236
Houston Taxable G.O. Limited Refunding Bonds, Series A, Pension Obligation,
6.29%, 3/1/32	300	347
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	153
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	236
Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	231
Texas State Transportation Commission TRB, Series B, First Tier,
5.18%, 4/1/30	300	340
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	103
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	206

		2,042

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	97

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	89
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	112
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	111

		312

Total Municipal Bonds (Cost $19,652)		21,927

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%(8)
Escrow Lehman Brothers Holdings Capital Trust VII(9)	50,000	$—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 6.2%
Northern Institutional Funds - Diversified Assets Portfolio,
0.01%(10) (11)	159,868,543	$159,869

Total Investment Companies (Cost $159,869)		159,869

Total Investments - 105.4% (Cost $2,637,243)		2,694,683

Liabilities less Other Assets - (5.4)%		(138,151)

NET ASSETS - 100.0%		$2,556,532

(1)	When-Issued Security.
(2)	Century bond maturing in 2111.
(3)	Century bond maturing in 2112.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(5)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $4,130,000 or 0.2% of net assets. Additional information on the restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
AbbVie, Inc.,
1.75%, 11/6/17	11/5/12	$264

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
AbbVie, Inc.,
2.90%, 11/6/22	12/13/12	$1,020

AbbVie, Inc.,
4.40%, 11/6/42	11/5/12-1/7/13	426

Barrick Gold Corp.,
2.50%, 5/1/18	4/29/13	175

CareFusion Corp.,
3.30%, 3/1/23	3/6/13	130

Eaton Corp.,
1.50%, 11/2/17	11/14/12	215

Eaton Corp.,
2.75%, 11/2/22	12/28/12-1/7/13	997

Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18	2/28/13	245

Freeport-McMoRan Copper & Gold, Inc.,
5.45%, 3/15/43	2/28/13	144

ING US, Inc.,
2.90%, 2/15/18	2/6/13	50

Mylan, Inc.,
1.80%, 6/24/16	6/18/13	95

Petroleos Mexicanos,
3.50%, 1/30/23	1/23/13	75

Zoetis, Inc.,
1.88%, 2/1/18	1/16/13	40

Zoetis, Inc.,
3.25%, 2/1/23	1/29/13	499

Zoetis, Inc.,
4.70%, 2/1/43	1/16/13	40

(6)	Zero coupon bond reflects effective yield on the date of purchase.
(7)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(8)	Security listed as “escrow” is considered to be worthless.
(9)	Issuer has defaulted on terms of debt obligation.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(11)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $187,561,000 with net sales of approximately $27,692,000 during the three months ended June 30, 2013.

At June 30, 2013, the quality distribution for the Bond Index Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
U.S. Agency	25.3%
U.S. Treasury	41.2
AAA	3.6
AA	3.4
A	11.3
BBB	9.2
Not rated	0.1
Cash Equivalents	5.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$54,535	(1)	$—	$54,535
Corporate Bonds	—	463,261	(1)	—	463,261
Foreign Issuer Bonds	—	206,234	(1)	—	206,234
U.S. Government Agencies	—	869,427	(1)	—	869,427
U.S. Government Obligations	—	919,430	(1)	—	919,430
Municipal Bonds	—	21,927	(1)	—	21,927
Investment Companies	159,869	—		—	159,869

Total Investments	$159,869	$2,534,814		$—	$2,694,683

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,637,299

Gross tax appreciation of investments	$87,162
Gross tax depreciation of investments	(29,778)

Net tax appreciation of investments	$57,384

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

NATL - RE - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.3%
U.S. Treasury Bonds - 11.0%
6.88%, 8/15/25	$200	$286
6.00%, 2/15/26	275	369
6.50%, 11/15/26	75	106
6.38%, 8/15/27	115	161
6.13%, 11/15/27	375	515
5.25%, 11/15/28	175	222
5.25%, 2/15/29	225	286
6.25%, 5/15/30	225	319
5.38%, 2/15/31	300	391
4.50%, 2/15/36	325	387
4.75%, 2/15/37	175	216
5.00%, 5/15/37	100	128
4.38%, 2/15/38	300	351
4.50%, 5/15/38	100	119
3.50%, 2/15/39	450	457
4.25%, 5/15/39	300	345
4.50%, 8/15/39	325	389
4.38%, 11/15/39	450	527
4.63%, 2/15/40	350	427
4.38%, 5/15/40	675	792
3.88%, 8/15/40	750	811
4.25%, 11/15/40	75	86
4.75%, 2/15/41	525	652
4.38%, 5/15/41	450	528
3.75%, 8/15/41	500	528
3.13%, 11/15/41	700	656
3.13%, 2/15/42	750	702
3.00%, 5/15/42	635	579
2.75%, 8/15/42	850	734
2.75%, 11/15/42	775	668
3.13%, 2/15/43	930	868
2.88%, 5/15/43	625	553

		14,158

U.S. Treasury Notes - 85.3%
0.63%, 7/15/14	3,150	3,164
0.50%, 8/15/14	1,750	1,756
0.25%, 8/31/14	500	500
0.25%, 9/15/14	1,900	1,901
0.25%, 9/30/14	500	500
0.50%, 10/15/14	1,950	1,957
0.38%, 11/15/14	3,400	3,407
0.25%, 11/30/14	2,500	2,501
0.13%, 12/31/14	2,550	2,545
0.25%, 1/31/15	1,250	1,250
4.00%, 2/15/15	1,650	1,749
0.25%, 2/28/15	750	749
2.38%, 2/28/15	1,100	1,138
0.38%, 3/15/15	250	250
0.25%, 3/31/15	600	599
2.50%, 3/31/15	1,500	1,557
0.13%, 4/30/15	750	747
0.25%, 5/15/15	1,700	1,697
0.25%, 5/31/15	1,350	1,348
2.13%, 5/31/15	1,250	1,292
0.38%, 6/30/15	1,000	1,000
1.88%, 6/30/15	750	773
0.25%, 7/15/15	750	748
1.75%, 7/31/15	1,550	1,594
0.25%, 8/15/15	750	747
4.25%, 8/15/15	1,000	1,081
1.25%, 9/30/15	2,475	2,520
0.38%, 11/15/15	150	150
1.38%, 11/30/15	2,000	2,042
0.38%, 1/15/16	1,800	1,794
2.00%, 1/31/16	1,450	1,505
0.38%, 2/15/16	750	747
0.38%, 3/15/16	1,000	995
2.25%, 3/31/16	950	993
0.25%, 4/15/16	700	693
0.25%, 5/15/16	1,700	1,682
1.75%, 5/31/16	1,150	1,186
0.50%, 6/15/16	500	498
3.25%, 6/30/16	1,250	1,346
1.50%, 7/31/16	650	665
4.88%, 8/15/16	900	1,015
1.00%, 8/31/16	1,250	1,260
3.00%, 8/31/16	300	321
1.00%, 9/30/16	825	831
3.00%, 9/30/16	700	750
1.00%, 10/31/16	250	251
3.13%, 10/31/16	1,200	1,291
0.88%, 11/30/16	600	600
2.75%, 11/30/16	1,100	1,170
0.88%, 12/31/16	600	600
3.13%, 1/31/17	1,300	1,402
4.63%, 2/15/17	500	566
3.00%, 2/28/17	1,250	1,343

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.3% continued
U.S. Treasury Notes - 85.3% continued
1.00%, 3/31/17	$1,300	$1,301
0.88%, 4/30/17	500	498
0.63%, 5/31/17	1,250	1,230
2.75%, 5/31/17	450	480
2.50%, 6/30/17	950	1,004
2.38%, 7/31/17	1,600	1,682
0.63%, 8/31/17	150	147
0.63%, 9/30/17	350	342
0.75%, 10/31/17	500	491
0.63%, 11/30/17	1,150	1,121
0.88%, 1/31/18	1,250	1,228
3.50%, 2/15/18	650	715
0.75%, 2/28/18	500	488
0.75%, 3/31/18	1,250	1,217
2.88%, 3/31/18	750	804
0.63%, 4/30/18	250	242
2.63%, 4/30/18	650	689
3.88%, 5/15/18	200	224
1.00%, 5/31/18	1,000	983
1.38%, 6/30/18	1,000	999
4.00%, 8/15/18	500	565
1.50%, 8/31/18	750	752
1.38%, 9/30/18	750	747
3.75%, 11/15/18	300	335
1.38%, 11/30/18	500	497
2.75%, 2/15/19	2,050	2,182
3.13%, 5/15/19	750	814
1.13%, 5/31/19	900	873
3.63%, 8/15/19	1,250	1,392
1.00%, 8/31/19	475	455
1.00%, 9/30/19	750	717
1.25%, 10/31/19	750	727
3.38%, 11/15/19	650	715
1.13%, 12/31/19	950	910
1.38%, 1/31/20	650	632
3.63%, 2/15/20	1,000	1,116
1.25%, 2/29/20	1,000	963
1.13%, 3/31/20	500	476
1.13%, 4/30/20	1,000	951
3.50%, 5/15/20	750	830
1.38%, 5/31/20	950	917
1.88%, 6/30/20	750	747
2.63%, 11/15/20	1,325	1,381
3.63%, 2/15/21	500	556
3.13%, 5/15/21	725	779
2.13%, 8/15/21	1,250	1,245
2.00%, 11/15/21	750	737
2.00%, 2/15/22	675	660
1.75%, 5/15/22	900	858
1.63%, 8/15/22	1,200	1,126
1.63%, 11/15/22	1,250	1,167
2.00%, 2/15/23	1,625	1,564
1.75%, 5/15/23	1,275	1,194

		110,231

Total U.S. Government Obligations (Cost $123,974)		124,389

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(1) (2)	4,043,151	$4,043

Total Investment Companies (Cost $4,043)		4,043

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.08%, 10/17/13(3)	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 99.8% (Cost $128,517)		128,932

Other Assets less Liabilities - 0.2%		261

NET ASSETS - 100.0%		$129,193

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $367,000 with net purchases of approximately $3,676,000 during the three months ended June 30, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2013, the U.S. Treasury Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
5-Year U.S. Treasury Note	38	$4,600	Long	9/13	$(64)

At June 30, 2013, the quality distribution for the U.S. Treasury Index Fund was:

QUALITY DISTRIBUTION*	% OF LONG- TERM INVESTMENTS
U.S. Treasury	96.9%
Cash Equivalents	3.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$124,389	(1)	$—	$124,389
Investment Companies	4,043	—		—	4,043
Short-Term Investments	—	500		—	500

Total Investments	$4,043	$124,889		$—	$128,932

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(64)	$—		$—	$(64)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$128,566

Gross tax appreciation of investments	$1,774
Gross tax depreciation of investments	(1,408)

Net tax appreciation of investments	$366

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.4%
Arizona - 97.9%
Arizona Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	$500	$570
3.25%, 6/1/29	390	344
Arizona Board of Regents University System Revenue Refunding Bonds, Series A, 5.00%, 7/1/37	1,000	1,058
Arizona Board of Regents University System SPEED Revenue Bonds, 5.00%, 8/1/27	1,860	2,029
Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health, 4.00%, 1/1/43	1,000	847
Arizona State School Facilities Board COPS, 5.25%, 9/1/23	2,000	2,206
Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/30	1,000	1,092
Arizona State Transportation Board Highway Revenue Bonds, Sub Series A, 5.00%, 7/1/37	1,385	1,482
Arizona State University COPS, Research Infrastructure Projects (AMBAC Insured), 5.00%, 9/1/30	2,000	2,063
Arizona State University System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/27	1,450	1,535
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), 5.00%, 7/1/23	1,000	1,057
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured), 5.00%, 7/1/22	1,345	1,497
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,087
Gilbert Public Facilities Municipal Property Corp. Revenue Refunding Bonds, 4.00%, 7/1/19	1,915	2,098
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured), 5.00%, 7/1/25	2,000	2,246
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, 6.00%, 7/1/31	1,000	1,128
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/22	1,000	1,116
Goodyear Public Improvement Corp. Municipal Facilities Revenue Refunding Bonds, Series B, 3.00%, 7/1/18	1,165	1,208
Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured), 5.25%, 7/1/31	1,000	1,067
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	2,000	2,065
5.25%, 8/1/31	1,005	1,043
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A, 5.25%, 7/1/23	1,970	2,232
Marana Pledged Excise Tax Revenue Refunding Obligations, 5.00%, 7/1/25	1,135	1,264
Maricopa County Community College District G.O. Unlimited Bonds, Series C, 5.00%, 7/1/20	510	594
3.00%, 7/1/22	2,000	2,038
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 4.50%, 7/1/21	1,190	1,305
Maricopa County Elementary School District No. 8 Osborn G.O. Limited Refunding Bonds (NATL-RE FGIC Insured), 4.70%, 7/1/14	1,000	1,034
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 5.00%, 7/1/15	680	735
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	263
5.25%, 7/1/20	1,000	1,196

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 99.4% continued
Arizona - 97.9% continued
Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series B, 3.00%, 7/1/24	$3,165	$3,047
Maricopa County Unified School District No. 11 Peoria G.O. Limited Refunding Bonds, 5.00%, 7/1/21	2,300	2,677
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/17	1,000	1,102
Maricopa County Unified School District No. 41 Gilbert G.O. Limited Refunding Bonds, 5.00%, 7/1/21	1,500	1,752
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	1,081
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	175	197
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010, 4.00%, 7/1/22	1,040	1,129
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	500	532
Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	150	173
Mesa Street & Highway Revenue Refunding Bonds, 5.00%, 7/1/24	1,000	1,129
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,153
Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	3,015	3,478
5.00%, 7/1/19	1,510	1,755
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured), 5.50%, 7/1/21	1,000	1,181
5.00%, 7/1/23	1,000	1,144
Northern University Refunding COPS, 5.00%, 9/1/25	2,010	2,196
5.00%, 9/1/26	1,365	1,478
Northern University Research Projects COPS (AMBAC Insured), 5.00%, 9/1/26	400	409
Northern University Revenue Bonds (AGM Insured), 3.25%, 6/1/27	320	302
3.38%, 6/1/28	385	363
3.50%, 6/1/29	415	390
3.63%, 6/1/30	640	604
3.75%, 6/1/31	540	512
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien, 5.25%, 7/1/16	1,000	1,118
Phoenix Civic Improvement Corp. Airport Revenue Refunding Bonds (AMT), Senior Lien, 5.00%, 7/1/22	1,500	1,691
Phoenix Civic Improvement Corp. Transportation Excise TRB, 4.00%, 7/1/20(1)	1,500	1,649
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/29	1,010	1,044
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	1,984
5.50%, 7/1/21	1,080	1,264
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/20	1,280	1,493
5.00%, 7/1/39	530	562
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien, 3.00%, 7/1/20	1,400	1,473

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 99.4% continued
Arizona - 97.9% continued
Pima County Sewer Revenue Bonds, Series B, 5.00%, 7/1/25	$1,000	$1,109
Pima County Sewer System Revenue Bonds (AGM Insured), 5.00%, 7/1/23	1,350	1,526
Pima County Street & Highway Revenue Bonds, 4.00%, 7/1/22	1,970	2,103
Pima County Unified School District No. 1 Tucson G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	1,000	1,160
Pima County Unified School District No. 6 Marana G.O. Unlimited Bonds, Series B, School Improvement Project of 2010 (AGM Insured), 5.25%, 7/1/25	1,000	1,116
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,162
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	2,024
Rio Nuevo Multi-purpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured), 5.25%, 7/15/16	1,000	1,108
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/37	1,000	1,051
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	2,675	3,036
5.00%, 7/1/34	1,480	1,662
Tempe G.O. Unlimited Bonds, 5.00%, 7/1/21	795	890
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured), 5.00%, 12/1/23	1,135	1,219
Tucson COPS (Assured Guaranty Insured), 5.00%, 7/1/26	1,000	1,077
5.00%, 7/1/29	1,000	1,055
Tucson Refunding COPS (AGM Insured), 4.00%, 7/1/21	1,885	1,999
Tucson Street & Highway Revenue Refunding Bonds, Series A, 4.00%, 7/1/18	420	462
Tucson Water System Revenue Bonds, 5.00%, 7/1/25	1,825	2,037
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), 5.00%, 7/1/25	1,590	1,766
Tucson Water System Revenue Refunding Bonds, Series A, 5.00%, 7/1/23	500	583
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,102
5.00%, 7/1/28	1,945	2,054

		110,862

Puerto Rico - 1.5%
Puerto Rico Public Finance Corp. Commonwealth Appropriation Revenue Bonds, Series E (AMBAC Insured), Prerefunded, Escrowed to Maturity, 5.50%, 8/1/27	1,350	1,671

Total Municipal Bonds (Cost $108,704)		112,533

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(2) (3)	333,066	$333

Total Investment Companies (Cost $333)		333

Total Investments - 99.7% (Cost $109,037)		112,866

Other Assets less Liabilities - 0.3%		389

NET ASSETS - 100.0%		$113,255

(1)	When-Issued Security.
(2)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $1,006,000 with net sales of approximately $673,000 during the three months ended June 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.4%
General	25.0
General Obligation	6.1
Higher Education	10.1
School District	20.7
Transportation	5.5
Utilities	6.9
Water	13.8
All other sectors less than 5%	5.5

Total	100.0%

At June 30, 2013, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	7.3%
AA	61.9
A	29.0
BB	1.5
Cash and Equivalents	0.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$112,533	(1)	$—	$112,533
Investment Companies	333	—		—	333

Total Investments	$333	$112,533		$—	$112,866

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$109,049

Gross tax appreciation of investments	$5,569
Gross tax depreciation of investments	(1,752)

Net tax appreciation of investments	$3,817

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

SPEED - Stimulus Plan for Economic and Educational Development

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%
California - 91.1%
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	$2,630	$2,754
5.00%, 8/1/17	485	487
Bay Area Toll Authority San Francisco Toll Bridge Revenue Bonds, 5.00%, 4/1/26	5,000	5,607
Brentwood Union School District G.O. Unlimited Refunding Bonds, 3.38%, 8/1/25	1,000	965
Cabrillo Community College District G.O. Unlimited Bonds, Series A, Partially Prerefunded (NATL-RE Insured), 5.00%, 8/1/27	1,500	1,553
California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	5,888
California State Department of Water Resources System Revenue Bonds, Series AM, Center Valley Project, 5.00%, 12/1/22	6,500	7,845
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/19	5,000	5,890
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured), Partially Prerefunded, 5.38%, 6/1/26	2,220	2,261
California State G.O. Unlimited Bonds, Series 2013, Prerefunded, 5.00%, 8/1/13	680	683
5.00%, 8/1/13	160	161
California State G.O. Unlimited Bonds, Series 2013, Unrefunded Balance, 5.00%, 2/1/24	1,160	1,165
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured), 4.75%, 2/1/19	85	85
California State G.O. Unlimited Refunding Bonds, 4.50%, 10/1/29	2,000	2,079
California State Health Facilities Financing Authority Revenue Bonds, Series A, Memorial Health Services, 4.00%, 10/1/21	1,000	1,089
California State Health Facilities Financing Authority Revenue Bonds, Series A, Scripps Health, 5.00%, 11/15/27	400	429
5.00%, 11/15/28	375	398
5.00%, 11/15/29	400	420
California State Health Facilities Financing Authority Revenue Bonds, Series B, Lucile Packard Children’s Hospital, 5.00%, 8/15/27	360	390
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project, 5.00%, 6/1/21	9,610	11,377
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,003
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice, 5.25%, 11/1/16	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.25%, 12/1/20	1,000	1,107
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	615	628
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,559
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,129
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), 5.00%, 1/1/19	1,300	1,407
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 11/1/28	1,175	1,258

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
California - 91.1% continued
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/18	$2,980	$3,468
5.00%, 10/1/18	500	583
5.50%, 4/1/19	1,000	1,193
5.00%, 9/1/19	4,720	5,530
5.00%, 10/1/19	2,990	3,506
5.00%, 9/1/20	1,690	1,990
5.00%, 10/1/20	6,000	7,069
5.50%, 4/1/21	2,000	2,332
4.75%, 6/1/22	2,500	2,638
5.25%, 3/1/30	1,500	1,592
5.00%, 8/1/33	1,100	1,115
5.00%, 8/1/35	3,225	3,266
California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/23	2,750	3,174
California Statewide Communities Development Authority, PCR Bonds, Series C, Southern California Edison Co., 1.90%, Mandatory Put 4/1/20	1,500	1,437
Campbell Union High School District G.O. Unlimited Refunding CABS, 5.00%, 8/1/34	1,690	1,792
Carlsbad Unified School District G.O. Unlimited CABS, 3.79%, 5/1/19(1)	1,250	1,061
Chabot-Las Positas Community College District G.O. Unlimited Refunding Bonds, 2016 Crossover, 3.13%, 8/1/28	5,000	4,256
Contra Costa Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/21	1,250	1,499
3.00%, 8/1/28	2,000	1,712
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	1,000	1,061
Cupertino Union School District G.O. Unlimited Crossover Refunding Bonds, Series A, 5.00%, 8/1/25	2,500	2,861
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 4.00%, 6/1/21	10,000	11,304
5.00%, 6/1/22	1,745	2,109
Eastern Municipal District Water & Sewer COPS, Series H, 5.00%, 7/1/33	2,000	2,126
El Camino Community College District G.O. Unlimited CABS, Series C, Election 2002, 3.03%, 8/1/23(1)	9,940	6,905
El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured), 4.00%, 8/1/18	1,915	2,101
6.25%, 8/1/29	3,500	3,662
Escondido Revenue COPS (AMBAC Insured), 4.00%, 9/1/17	500	537
Foothill Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity, 3.25%, 1/1/20(1)	2,150	1,856
Fremont Unified School District Alameda County G.O. Unlimited Refunding Bonds, 4.25%, 8/1/25	2,000	2,169
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election 2008, 5.38%, 8/1/44	1,500	1,640
Glendale Electric Works Revenue Refunding Bonds, 5.00%, 2/1/25	1,265	1,413
Huntington Beach Union High School District G.O. Unlimited Refunding Bonds, 3.00%, 8/1/29	2,000	1,649
Lodi Public Financing Authority Wastewater Revenue Refunding Bonds, Series A, 4.00%, 10/1/20	400	432
4.00%, 10/1/21	730	777
Long Beach Community College District G.O. Unlimited Bonds, Series B, Election 2008, 3.00%, 8/1/32	1,500	1,172

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
California - 91.1% continued
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.00%, 8/1/20	$1,075	$1,253
Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured), Prerefunded, 5.00%, 8/1/16	840	947
Los Altos School District G.O. Unlimited Refunding Bonds, Unrefunded Balance (AMBAC Insured), 5.00%, 8/1/19	1,160	1,280
Los Angeles Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/21	1,890	2,252
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II, 5.00%, 8/1/21	500	582
Los Angeles Department of International Airports Revenue Bonds, Series D, 5.25%, 5/15/29	5,000	5,385
5.00%, 5/15/40	3,500	3,636
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured), Prerefunded, 5.00%, 7/1/14	1,000	1,048
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/14	5,000	5,279
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,730
Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded, 5.00%, 7/1/13	545	545
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 2.00%, 7/1/21	2,000	1,904
Los Angeles Unified School District Refunding COPS, Series A, Headquarters Building Projects, 5.00%, 10/1/21	3,820	4,377
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 6.00%, 6/1/21	1,185	1,495
Los Angeles Wastewater System Revenue Refunding Bonds, Series B, 5.00%, 6/1/22	3,125	3,713
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C, 5.00%, 6/1/23	1,935	2,265
Marin Community College District G.O. Unlimited Bonds, Series D, Election 2004, 3.00%, 8/1/30	5,045	4,213
Marin County COPS, 3.00%, 8/1/21	1,595	1,637
4.00%, 8/1/23	1,140	1,205
Metropolitan Water District of Southern California State Authorization Revenue Bonds, Series B-2 (NATL-RE FGIC Insured), Prerefunded, 5.00%, 10/1/13	2,000	2,025
Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	2,000	2,101
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,357
4.00%, 7/1/20	885	974
5.00%, 7/1/20	500	583
5.00%, 7/1/21	750	873
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 11/1/18	1,000	1,094
Mojave Water Agency COPS, Series A, 5.00%, 6/1/20	355	407
5.00%, 6/1/23	665	732
Morgan Hill Unified School District G.O. Unlimited Bonds, Series A, Election of 2012, 4.00%, 8/1/42	5,000	4,448
Mountain View-Whisman School District G.O. Unlimited Bonds, Series A, Election of 2012, 4.00%, 9/1/33	1,800	1,725
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured), 5.00%, 9/1/25	1,000	1,102
Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,734

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
California - 91.1% continued
Orange County Water District COPS, Series B (NATL-RE Insured), Prerefunded, 5.38%, 8/15/13	$1,000	$1,007
Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 11/1/18	2,500	2,766
5.00%, 11/1/19	2,275	2,525
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/24	1,150	1,305
Poway Unified School District No. 07-1 Improvement G.O. Unlimited Bonds, Election 2008, Series A, 3.81%, 8/1/20(1)	3,280	2,623
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	150	161
5.00%, 7/1/29	1,000	1,070
Rescue Union School District COPS (Assured Guaranty Insured), Escrowed to Maturity, 4.38%, 10/1/13	2,775	2,805
Riverside County Transportation Commission Sales TRB, Series A, Limited Tax, 5.25%, 6/1/24	2,255	2,645
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured), 5.25%, 6/1/24(2)	615	667
5.25%, 6/1/25(2)	1,945	2,080
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	455	477
Sacramento County Airport System Revenue Bonds, Senior Series B, 5.00%, 7/1/18	200	227
Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,600
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured), 5.00%, 8/15/19	1,000	1,153
5.00%, 8/15/25	2,000	2,174
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X, 5.00%, 8/15/20	1,950	2,303
San Bernardino City Unified School District G.O. Unlimited Bonds, Series A, Election of 2012 (AGM Insured), 4.00%, 8/1/33	1,250	1,135
San Diego County Regional Airport Authority Revenue Bonds, Senior Series B (AMT), 5.00%, 7/1/21	600	674
5.00%, 7/1/22	550	611
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 4.00%, 3/1/19	1,150	1,233
4.25%, 3/1/20	1,130	1,226
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 4.00%, 5/15/20	1,495	1,650
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, 5.00%, 5/15/20	5,000	5,801
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex Project,
4.00%, 2/1/19	3,615	3,966
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election 1998 (AGM Insured), 5.50%, 7/1/27	1,500	1,770
San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012, 4.00%, 8/1/38	2,000	1,853
San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (FSA Insured), 4.00%, 5/1/18	1,875	2,087
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1, 5.00%, 6/15/20	3,000	3,553
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series D, 3.25%, 5/1/26	7,440	7,054
3.38%, 5/1/27	1,475	1,398

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
California - 91.1% continued
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, 5.00%, 11/1/20	$2,000	$2,377
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 6/15/28	500	503
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election 2006, 5.00%, 6/15/22	2,615	3,036
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.75%, 3/1/28	2,000	2,279
San Joaquin Hills Transportation Corridor Agency Capital Appreciation Revenue Bonds, Senior Lien, Escrowed to Maturity, 3.32%, 1/1/23(1)	5,000	3,753
San Jose Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project, 5.00%, 6/1/26	2,000	2,208
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/23	1,000	1,156
5.00%, 8/1/26	1,270	1,424
San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	3,785	3,984
San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, 1.30%, 2/15/15(1)	1,000	987
San Ramon Valley Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/20	1,000	1,136
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.50%, 8/1/30	2,000	2,226
Santa Clara Unified School District G.O. Unlimited Bonds, Election 2004 (AGM Insured), Prerefunded, 4.38%, 7/1/13	3,385	3,420
Santa Clara Unified School District G.O. Unlimited Bonds, Election 2010, 3.00%, 7/1/20	1,000	1,062
4.50%, 7/1/32	2,000	2,067
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election 2004, 5.00%, 7/1/29	1,500	1,617
5.00%, 7/1/30	4,040	4,343
5.00%, 7/1/34	1,000	1,064
Santa Clara Valley Water District Refunding & Improvement COPS, Series A, 4.00%, 2/1/21	1,500	1,683
Santa Monica Community College District G.O. Unlimited Refunding Bonds, Series A, Election 2002, 5.00%, 8/1/22	2,000	2,351
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured), 5.25%, 9/1/27	1,255	1,361
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election 2008, 6.00%, 7/1/43	2,000	2,292
Sequoia Union High School District G.O. Unlimited Refunding Bonds, 3.00%, 7/1/29	1,575	1,301
Sonoma County Junior College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/27	1,000	1,104
South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL-RE FGIC Insured), 5.25%, 8/15/14	1,295	1,359
5.25%, 8/15/18	2,500	2,623
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase, 5.25%, 7/1/23	3,075	3,564
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project 1, 5.00%, 7/1/24	1,240	1,395
Southern California Public Power Authority Revenue Bonds, Series A, 5.00%, 7/1/29	1,765	1,903

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
California - 91.1% continued
Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy, 5.00%, 7/1/30	$2,025	$2,167
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1, 5.00%, 7/1/30	2,500	2,675
Southern California State Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southern Transmission Project, 3.77%, 7/1/14(1)	1,000	995
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,125	2,332
Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002, 4.25%, 8/1/17(1)	1,615	1,479
4.28%, 8/1/18(1)	1,635	1,436
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	1,000	1,123
West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, 3.43%, 8/1/16(1)	1,115	1,068
West Valley-Mission Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/24	3,180	3,640
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	1,645	1,746
Westlands Water District Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/23	1,500	1,705
Whittier City School District G.O. Unlimited Bonds, Series A, Election of 2012, 5.00%, 8/1/33	1,615	1,733
William S Hart Union High School District G.O. Unlimited Bonds, Series C, Election 2008, 4.00%, 8/1/38	3,000	2,725

		366,510

Puerto Rico - 0.5%
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,550	1,919

Total Municipal Bonds (Cost $363,633)		368,429

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.3%
Northern Funds - California Municipal Money Market Fund 0.01%(3) (4)	33,526,101	$33,526

Total Investment Companies (Cost $33,526)		33,526

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
California State School Cash Reserve Program Authority Revenue Notes, Series BB, 2.00%, 10/1/13	$2,500	$2,510

Total Short-Term Investments (Cost $2,510)		2,510

Total Investments - 100.5% (Cost $399,669)		404,465

Liabilities less Other Assets - (0.5)%		(2,167)

NET ASSETS - 100.0%		$402,298

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.
(4)	At March 31, 2013, the Fund did not hold any investment in the California Municipal Money Market Fund of the Northern Funds with net purchases of approximately $33,526,000 during the three months ended June 30, 2013.

Percentages shown are based on Net Assets.

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

At June 30, 2013, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.6%
Financials	8.3
General	9.2
General Obligation	18.9
Higher Education	5.6
Power	6.4
School District	18.7
Water	11.2
All other sectors less than 5%	16.1

Total	100.0%

At June 30, 2013, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	1.8%
AA	59.1
A	29.4
BB	0.5
SP1+/MIG1	0.3
SP1/MIG1	0.6
Cash and Equivalents	8.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$368,429	(1)	$—	$368,429
Investment Companies	33,526	—		—	33,526
Short-Term Investments	—	2,510		—	2,510

Total Investments	$33,526	$370,939		$—	$404,465

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$399,691

Gross tax appreciation of investments	$13,301
Gross tax depreciation of investments	(8,527)

Net tax appreciation of investments	$4,774

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.5%
California - 85.6%
Alameda County Water District Financing Authority System Revenue Refunding Bonds, 3.25%, 6/1/33	$1,050	$917
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured), 5.50%, 8/1/33	1,000	1,081
Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	3,595	3,851
Burlingame Financing Authority Storm Drainage Revenue Bonds, 3.00%, 7/1/32	500	401
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	1,500	1,553
California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	5,887
4.50%, 10/1/29	2,000	2,079
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	251
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, 6.00%, 4/1/25	1,400	1,643
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	940	944
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	5,000	5,891
5.25%, 3/1/30	3,500	3,714
5.00%, 8/1/35	1,000	1,013
California Statewide Communities Development Authority Pollution Control Revenue Refunding Bonds, Southern California Edison Co.,, 1.90%, Mandatory Put 1/4/20	1,700	1,629
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election 2004 (AMBAC Insured), 5.00%, 8/1/30	850	942
Chabot-Las Positas Community College District G.O. Unlimited Refunding Bonds, 2016 Crossover, 4.00%, 8/1/23	2,600	2,780
3.13%, 8/1/29	3,000	2,467
3.25%, 8/1/31	1,850	1,502
Contra Costa Community College District G.O. Unlimited Refunding Bonds, 3.00%, 8/1/28	300	257
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured), 5.50%, 8/1/39	500	556
Cupertino Union School District G.O. Unlimited Bonds, Series A, 3.13%, 8/1/30	780	674
El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured), 6.25%, 8/1/29	1,500	1,569
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election 2008, 5.38%, 8/1/44	3,500	3,827
Glendale Electric Works Revenue Refunding Bonds, 5.00%, 2/1/27	1,395	1,516
Huntington Beach Union High School District G.O. Unlimited Bonds, Election 2004 (AGM Insured), Prerefunded, 5.00%, 8/1/14	750	789
Long Beach Community College District G.O. Unlimited Bonds, Series B, Election 2008, 3.00%, 8/1/32	855	668
Los Angeles Department of International Airports Revenue Bonds, Series D, 5.00%, 5/15/40	1,500	1,558
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	25	29
Los Angeles Wastewater System Revenue Refunding Bonds, Series B, 5.00%, 6/1/22	1,875	2,228
Manhattan Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008, 3.50%, 9/1/24	1,255	1,266

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.5% continued
California - 85.6% continued
Marin Community College District G.O. Unlimited Bonds, Series D, Election 2004, 3.00%, 8/1/30	$1,900	$1,587
3.00%, 8/1/31	1,455	1,196
Marin County COPS, 4.25%, 8/1/34	1,575	1,564
Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	600	630
5.50%, 9/1/41	2,500	2,648
Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	1,500	1,665
6.00%, 10/1/39	2,000	2,210
Morgan Hill Unified School District G.O. Unlimited Bonds, Series A, Election of 2012, 3.25%, 8/1/33	1,060	870
4.00%, 8/1/42	1,000	890
Newport Mesa Unified School District G.O. Unlimited CABS, Election 2005, 3.42%, 8/1/33(1)	10,000	3,788
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (Assured Guaranty Insured), 1.73%, 8/1/38(1)	5,000	3,977
Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured), Prerefunded, 5.50%, 8/1/14	1,500	1,586
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election 2009, 5.50%, 8/1/30	1,605	1,822
Riverside County Transportation Commission Sales Limited TRB, Series A, 5.25%, 6/1/27	1,000	1,128
5.25%, 6/1/39	1,000	1,079
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Pavement Rehabilitation Project (AGM Insured), 5.00%, 6/1/22(2)	850	926
5.00%, 6/1/23(2)	845	913
5.25%, 6/1/26(2)	2,045	2,163
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	850	891
Sacramento City Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 7/1/14	1,000	1,035
San Bernardino City Unified School District G.O. Unlimited Bonds, Series A, Election of 2012 (AGM Insured), 4.00%, 8/1/33	1,000	908
4.00%, 8/1/35	1,000	897
4.00%, 8/1/36	1,000	890
San Diego County Regional Airport Authority Revenue Bonds (AMT), Senior Series B, 5.00%, 7/1/38	1,000	1,017
San Diego County Water Authority COPS, Series 2008 A (AGM Insured), 5.00%, 5/1/38	2,000	2,102
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 5.00%, 5/15/28	1,500	1,628
San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012, 4.00%, 8/1/38	1,000	927
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series D, 3.38%, 5/1/27	400	379
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 6/15/28	500	503
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services Lease, 5.00%, 10/1/13	935	946
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.25%, 3/1/31	2,075	2,263
San Jose Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project, 5.00%, 6/1/26	1,000	1,104

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.5% continued
California - 85.6% continued
San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	$1,000	$1,053
San Ramon Valley Unified School District G.O. Unlimited Bonds, Election 2012, 3.00%, 8/1/31	1,500	1,201
Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,355
Santa Monica Community College District G.O. Unlimited Refunding Bonds, Series A, Election 2002, 5.00%, 8/1/22	1,000	1,176
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 9/1/16	35	37
Sequoia Union High School District G.O. Unlimited Bonds , Series C-1, Election 2008, 6.00%, 7/1/43	2,025	2,321
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	2,520	2,896
Sunnyvale School District G.O. Unlimited Bonds, Series D, Election 2004, 4.00%, 9/1/42	2,790	2,528
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	502
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,500	2,743
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	4,065	4,563
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Municipal Water District Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	2,000	2,123
William S. Hart Union High School District G.O. Unlimited Bonds, Series C, Election 2008, 3.25%, 8/1/34	1,000	802
4.00%, 8/1/38	2,000	1,817

		124,731

Puerto Rico - 0.9%
Puerto Rico Public Finance Corp. Revenue Bonds, Series E (CIFG-TCRS AGM-CR Insured), Unrefunded, Escrowed to Maturity, 6.00%, 8/1/26	1,000	1,294

Total Municipal Bonds (Cost $121,842)		126,025

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 13.1%
Northern Funds - California Municipal
Money Market Fund, 0.01%(3) (4)	19,109,525	$19,110

Total Investment Companies (Cost $19,110)		19,110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.8%
California School Cash Reserve Program Authority Revenue Notes, Series DD, 2.00%, 12/31/13	$2,000	$2,016
California School Cash Reserve Program Authority Revenue Notes, Series EE, 2.00%, 12/31/13	2,000	2,016

Total Short-Term Investments (Cost $4,030)		4,032

Total Investments - 102.4% (Cost $144,982)		149,167

Liabilities less Other Assets - (2.4)%		(3,517)

NET ASSETS - 100.0%		$145,650

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2013, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $939,000 with the net purchases of approximately $18,171,000 during the three months ended June 30, 2013.
(4)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

At June 30, 2013, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	12.8%
General	16.8
General Obligation	23.4
Higher Education	6.1
School District	22.0
All other sectors less than 5%	18.9

Total	100.0%

At June 30, 2013, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AA	48.8%
A	35.7
SP1/MIG1	2.7
Cash Equivalents	12.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$126,025	(1)	$—	$126,025
Investment Companies	19,110	—		—	19,110
Short-Term Investments	—	4,032		—	4,032

Total Investments	$19,110	$130,057		$—	$149,167

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$144,982

Gross tax appreciation of investments	$8,411
Gross tax depreciation of investments	(4,226)

Net tax appreciation of investments	$4,185

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

CABS - Capital Appreciation Bonds

CIFG - IXIS Financial Guaranty

COPS - Certificates of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

TCRS - Transferable Custody Receipts

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%
Alabama - 2.5%
Alabama State Port Authority Docks Facilities Revenue Bonds, 6.00%, 10/1/40	$5,000	$5,811
Selma Industrial Development Board Gulf Opportunity Zone Revenue Bonds, International Paper Co. Projects, 5.80%, 5/1/34	1,350	1,446

		7,257

Arizona - 4.3%
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Co. of New Mexico, Palo Verde Project, 6.25%, 1/1/38	4,000	4,361
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/40	5,000	5,115
Pima County IDA Revenue Bonds, Tucson Electric Power Co., 5.75%, 9/1/29	3,000	3,107

		12,583

California - 8.7%
California State Municipal Finance Authority COPS Revenue Bonds, Community Hospitals of Central California, 5.50%, 2/1/39	4,000	4,129
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, 6.13%, 6/1/30	3,300	3,589
6.25%, 6/1/40	1,000	1,083
California Statewide Communities Development Authority Revenue Bonds, California Baptist University, 7.25%, 11/1/31	2,000	2,270
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	2,020
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1, 5.75%, 6/1/47	4,000	3,377
San Francisco City & County Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,634
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1, 5.00%, 6/1/37	4,000	3,306

		25,408

Colorado - 4.6%
Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	5,000	5,342
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A, 5.40%, 12/15/31	4,000	3,701
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	4,000	4,439

		13,482

Connecticut - 0.9%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University, 5.13%, 7/1/26	1,250	1,293
5.38%, 7/1/31	1,250	1,294

		2,587

Delaware - 0.7%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power, 5.40%, 2/1/31	2,000	2,140

District of Columbia - 2.8%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	5,942
District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC, 5.00%, 10/1/45	2,500	2,267

		8,209

Florida - 5.3%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	5,430	5,732

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
Florida - 5.3% continued
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX, 5.35%, 7/1/29	$3,880	$4,015
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.75%, 10/1/27	3,290	3,688
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute, 6.00%, 9/1/17	1,835	1,990
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10(1) †	155	—

		15,425

Georgia - 2.0%
Atlanta Water & Wastewater Revenue Bonds, Series A, 6.25%, 11/1/39	5,000	5,796

Illinois - 5.5%
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, 7.75%, 8/15/34	3,500	4,278
Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza, 5.88%, 2/15/38	4,000	4,021
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, 6.88%, 8/15/38	1,000	1,106
7.00%, 8/15/44	2,000	2,220
Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.50%, 6/1/23	1,000	1,131
6.00%, 6/1/28	3,000	3,337

		16,093

Indiana - 5.3%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp. Project, 5.00%, 6/1/39	2,000	1,908
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,145
6.38%, 9/15/41	2,000	2,045
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project, 6.00%, 8/1/39	2,000	2,173
Indiana State Municipal Power Agency Revenue Bonds, Series B, 6.00%, 1/1/39	2,000	2,242
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33(1)	750	210
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37(2) (3)	1,000	1,011
8.00%, 9/1/41	2,500	2,910

		15,644

Louisiana - 4.9%
Louisiana State Gas & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/39	5,000	5,364
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	2,000	2,168
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, 5.88%, 10/1/40	3,000	3,341
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	2,000	2,141
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	1,250	1,361

		14,375

Maine - 2.0%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center, 7.50%, 7/1/32	2,000	2,417
6.75%, 7/1/41	3,000	3,423

		5,840

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
Maryland - 2.9%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	$4,335	$4,543
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	1,500	1,685
6.13%, 1/1/36	2,000	2,195

		8,423

Massachusetts - 1.9%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	5,000	5,681

Michigan - 1.4%
Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital, 8.25%, 9/1/39	2,000	2,451
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series W, William Beaumont Hospital, 6.00%, 8/1/39	1,500	1,605

		4,056

Minnesota - 1.3%
Rochester Health Care & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany, 7.38%, 12/1/41	3,500	3,755

Mississippi - 0.9%
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,711

Missouri - 2.6%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,739
6.75%, 9/1/34	1,750	1,875
St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, 6.38%, 12/1/41	3,005	3,031

		7,645

Montana - 0.9%
Forsyth PCR Refunding Bonds, Series A, Portland General Electric Co., 5.00%, 5/1/33	2,750	2,800

New Jersey - 4.1%
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group, 5.88%, 6/1/42	3,000	3,162
New Jersey State EDA Revenue Bonds, Cigarette Tax, Prerefunded, 5.75%, 6/15/14	5,500	5,790
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Health Care System, 6.63%, 7/1/38	3,000	3,230

		12,182

New Mexico - 2.0%
New Mexico State Capital Projects G.O. Unlimited Bonds, 5.00%, 3/1/18	5,000	5,802

New York - 1.2%
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Orange Regional Medical Center, 6.13%, 12/1/29	3,235	3,456
New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19(1)	2,200	—

		3,456

North Carolina - 2.6%
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	5,000	5,516
North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community, 6.13%, 11/1/38	2,000	2,097

		7,613

Ohio - 6.1%
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, 7.00%, 11/1/45	5,000	5,283

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
Ohio - 6.1% continued
Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp., 5.63%, 10/1/19	$3,000	$3,362
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Co., 5.80%, 12/1/38	4,000	4,434
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	4,000	4,831

		17,910

Pennsylvania - 4.4%
Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	1,956
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, 7.13%, 7/1/29	3,000	3,587
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project, 6.50%, 7/1/40	1,450	1,500
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, 5.88%, 7/1/38	1,000	1,027
6.00%, 7/1/43	2,500	2,582
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, 6.25%, 10/1/43	2,000	2,139

		12,791

Rhode Island - 1.0%
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A, 6.25%, 6/1/42	3,000	2,982

Tennessee - 0.0%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvement Bonds, Series A, Regional Health Systems, Inc., 5.50%, 11/1/37(1)	107	1

Texas - 11.1%
Dallas County Flood Control District G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,001
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy of Willow Bend, 5.75%, 11/1/36	3,000	3,023
San Antonio Electric & Gas Revenue Bonds, Junior Lien, 0.50%, 2/1/43(4)	3,000	3,139
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., 6.20%, 2/15/40	5,000	5,434
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	5,000	5,873
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	4,000	4,627
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project, 7.00%, 11/1/30	1,000	1,134
7.13%, 11/1/40	2,000	2,257
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,034

		32,522

Washington - 2.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue Bonds, 5.25%, 1/1/41	2,500	2,580
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, 7.00%, 7/1/39	4,000	4,423

		7,003

Total Municipal Bonds (Cost $261,239)		282,172

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.4%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(5) (6)	9,919,273	$9,919

Total Investment Companies
(Cost $9,919)		9,919

Total Investments - 99.7%
(Cost $271,158)		292,091

Other Assets less Liabilities - 0.3%		787

NET ASSETS - 100.0%		$292,878

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of this restricted illiquid security amounted to approximately $1,011,000 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

ACQUISITION
	AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37	7/25/08	$861

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $3,106,000 with net purchases of approximately $6,813,000 during the three months ended June 30, 2013.
†	Level 3 asset that is worthless, bankrupt or has been delisted.

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Apartment	7.5%
Development	13.2
Education	5.2
General	9.1
Higher Education	11.8
Medicine	16.5
Nursing	7.2
Transportation	7.1
All other sectors less than 5%	22.4

Total	100.0%

At June 30, 2013, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	4.0%
AA	8.7
A	13.5
BBB	45.4
BB	9.5
B	2.3
Not rated	13.1
Cash and Equivalents	3.5

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$282,172	(1)	$—	$282,172
Investment Companies	9,919	—		—	9,919

Total Investments	$9,919	$282,172		$—	$292,091

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$271,157

Gross tax appreciation of investments	$24,629
Gross tax depreciation of investments	(3,695)

Net tax appreciation of investments	$20,934

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

IDA - Industrial Development Authority

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6%
Alabama - 0.3%
University of Alabama Genereal Revenue Refunding Bonds, Series A, 5.00%, 7/1/25	$7,615	$8,725

Arizona - 4.2%
Arizona State School Facilities Board COPS, 5.25%, 9/1/23	10,000	11,029
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area, 5.00%, 7/1/15	5,000	5,445
5.25%, 7/1/20	10,000	11,853
Arizona State Transportation Board Highway Revenue Bonds, Subseries A, 5.00%, 7/1/38	1,500	1,604
Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	6,750	8,100
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008, 5.00%, 7/1/22	4,150	4,759
Mesa Street & Highway Revenue Refunding Bonds, 5.00%, 7/1/24	3,500	3,952
Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/19	6,500	7,555
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,395
Phoenix Civic Improvement Corp. Transportation Excise TRB, 3.00%, 7/1/19	5,000	5,242
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Series B, Senior Lien (NATL-RE Insured), 5.00%, 7/1/13	5,000	5,002
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien, 5.00%, 7/1/25	5,000	5,669
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,169
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, 5.00%, 1/1/38	10,000	10,630
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, 5.25%, 7/1/24	5,990	6,778
Scottsdale Preserve Acquisition G.O.Unlimited Bonds, Project of 2004, 3.00%, 7/1/31	2,110	1,834
Tucson G.O. Unlimited Bonds, Series A, 4.00%, 7/1/25	5,000	5,175

		103,191

California - 5.8%
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	5,000	5,176
California State Department of Veterans Affairs Home Purchase Revenue Bonds, Series A, 3.15%, 12/1/22	5,000	4,978
California State Educational Facilities Authority Revenue Bonds, Stanford University, 5.25%, 4/1/40	3,680	4,445
California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance,
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	1,000	1,177
5.00%, 10/1/22	10,000	11,805
5.25%, 9/1/25	5,000	5,603
5.00%, 10/1/27	5,000	5,425
6.25%, 11/1/34	5,000	5,954
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	80	80
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	10,000	11,782
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election 2006, 2.59%, 8/1/35(1)	11,850	6,578

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
California - 5.8% continued
Contra Costa Transportation Authority Sales TRB, Series B, 5.00%, 3/1/25	$1,750	$2,002
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 5.00%, 6/1/22	5,000	6,043
5.00%, 6/1/23	10,000	12,143
Huntington Beach Union High School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/25	6,360	7,309
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,063
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), Prerefunded, 5.00%, 10/1/13	4,000	4,049
Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	5,000	5,711
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/14	6,205	6,552
Los Angeles G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/20	2,555	3,031
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded, 5.25%, 7/1/13	1,350	1,351
Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	5,000	5,417
San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,767
San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, 1.30%, 2/15/15(1)	3,250	3,208
Santa Clara County G.O. Unlimited Bonds, Series B, Election of 2008, 3.50%, 8/1/38	5,000	4,072
Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,100	1,170
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	5,000	5,746
University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,802
University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	5,873

		143,387

Colorado - 2.2%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 5.00%, 3/1/43	5,000	5,296
Colorado State Health Facilities Authority Revenue Bonds, Series A, Catholic Health Initiatives, 4.50%, 9/1/38	1,250	1,210
Denver City & County Airport System Revenue Bonds, Series A (AMT), 5.00%, 11/15/24	5,000	5,445
Denver City & County Airport System Revenue Bonds, Series B, 5.00%, 11/15/25	5,000	5,637
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/23	6,550	7,775
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,158
Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A, 5.00%, 4/1/21	2,500	2,996
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series A, Fastracks Project, 5.00%, 11/1/28	5,000	5,605
Regional Transportation District Sales TRB, Series A, Fastracks Project, 5.00%, 11/1/26	10,000	11,325

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
Colorado - 2.2% continued
West Metro Fire Protection District G.O. Unlimited Refunding Bonds, 4.00%, 12/1/26	$2,295	$2,335

		53,782

Connecticut - 2.0%
Connecticut State G.O. Unlimited Bonds, Series B, 5.00%, 5/15/22	2,000	2,328
Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/25	10,000	11,456
Connecticut State G.O. Unlimited Bonds, Series E, 5.00%, 9/15/25	5,000	5,707
Connecticut State G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 6/1/15	5,000	5,205
Connecticut State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/21	2,500	2,960
Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	7,500	8,645
Connecticut State Housing Mortgage Finance Authority Program Revenue Bonds, Subseries D-1, 0.75%, 5/15/14	6,350	6,368
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Transportation Infrastructure, 5.00%, 1/1/22	6,000	7,088

		49,757

Delaware - 0.5%
Delaware State G.O. Unlimited Bonds, 5.00%, 7/1/19	5,000	5,969
5.00%, 7/1/23	5,530	6,449

		12,418

District of Columbia - 1.2%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.25%, 10/1/29	1,000	1,093
6.00%, 10/1/35	5,000	5,659
5.50%, 10/1/39	10,500	11,607
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,452
5.00%, 10/1/26	1,500	1,608
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/28(2)	3,000	3,190
5.00%, 10/1/29(2)	4,085	4,305

		30,914

Florida - 3.7%
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	5,000	5,452
5.00%, 9/1/25	1,000	1,080
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,708
Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay, 5.25%, 6/1/28	11,135	12,527
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay, 5.00%, 6/1/22(2)	10,000	11,866
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/24	5,000	5,753
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	12,475	13,758
Florida State Department of Transportation Turnpike Authority Revenue Bonds, Series A, 5.00%, 7/1/22	5,000	5,923
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/15	1,000	1,080
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.25%, 10/1/19	5,000	5,879
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.38%, 10/1/29	3,395	3,700

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 89.6% continued
Florida - 3.7% continued
Gainesville Utilities System Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/13	$1,120	$1,134
5.25%, 10/1/13	1,065	1,079
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.00%, 10/1/16	400	446
Marco Island Utility System Revenue Bonds (NATL-RE Insured), Prerefunded, 5.25%, 10/1/13	2,520	2,552
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured), Prerefunded, 5.25%, 7/1/14	2,525	2,651
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,544
5.25%, 10/1/22	2,500	2,923
Palm Coast Utility System Revenue Bonds (NATL-RE Insured), Prerefunded, 5.25%, 10/1/13	1,000	1,013
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	5,815	6,053

		91,121

Georgia - 2.6%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	10,000	11,121
Georgia State G.O. Unlimited Bonds, Series B, 5.75%, 8/1/13	5,130	5,156
Georgia State G.O. Unlimited Bonds, Series C, 5.00%, 7/1/13	5,745	5,747
Georgia State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 10/1/22	5,000	5,634
Georgia State G.O. Unlimited Refunding Bonds, Series E-2, 5.00%, 9/1/21	12,725	15,437
Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/20	10,000	12,066
5.00%, 7/1/21	1,100	1,332
Georgia State G.O. Unlimited Refunding Bonds, Series J-2, 4.50%, 11/1/22	5,870	6,773

		63,266

Hawaii - 0.1%
Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	2,000	2,176

Illinois - 2.9%
Chicago Midway Airport Revenue Bonds, Series B (AGM Insured), 5.38%, 1/1/18	2,625	2,635
5.38%, 1/1/19	2,765	2,776
5.25%, 1/1/20	2,915	2,926
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,005
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT) Passenger Facilities Charge, 5.00%, 1/1/26	2,500	2,635
Chicago Sales TRB, Series A, 5.25%, 1/1/38	6,100	6,514
Illinois State Development Finance Authority Variable Rate Revenue Bonds, St. Vincent De Paul, 1.88%, Mandatory Put 1/3/19	2,000	1,939
Illinois State Build Sales TRB, 5.00%, 6/15/19	5,000	5,808
Illinois State Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum, 4.60%, Mandatory Put 1/11/15	4,250	4,556
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/34	1,000	1,050
5.25%, 3/1/40	2,500	2,622
Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL-RE FGIC Insured), 5.00%, 2/1/25	2,000	2,151
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE IBC FGIC Insured), 5.25%, 2/1/27	1,830	1,989
Illinois State Sales TRB, 5.25%, 6/15/23	9,735	9,770

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
Illinois - 2.9% continued
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/18	$5,000	$5,387
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B, 5.00%, 6/15/19	2,540	2,716
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Prerefunded, 5.13%, 11/1/15	805	890
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Unrefunded Balance, 5.13%, 11/1/24	195	211
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL-RE FGIC Insured), 5.50%, 6/15/29	2,000	2,242
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/30/20	2,700	3,166
5.00%, 12/30/24	6,040	6,846

		70,834

Indiana - 1.2%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,180
5.25%, 10/1/38	5,980	6,303
Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured), 5.00%, 1/1/24	13,060	14,030
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 5.25%, 7/15/26	1,000	1,109
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	1,500	1,729
5.50%, 1/10/24	1,135	1,294

		30,645

Iowa - 0.1%
Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C, 1.00%, 6/1/14	2,000	2,001
Kansas - 1.0%
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A, 3.00%, 10/1/15	4,145	4,366
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series B, 5.00%, 9/1/22	2,500	3,016
Wichita G.O. Unlimited Renewal & Improvement Temporary Notes, Series 248, 0.30%, 8/15/13	11,500	11,501
Wichita G.O. Unlimited Sales Tax Revenue Refunding Bonds, Series E, 4.00%, 10/1/16	1,505	1,654
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), Prerefunded, 5.25%, 10/1/13	4,000	4,050

		24,587

Louisiana - 1.4%
Bossier Parishwide School District G.O. Unlimited Bonds, 4.00%, 3/1/26	1,615	1,660
4.00%, 3/1/27	1,680	1,705
3.00%, 3/1/30	1,695	1,428
Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/21	20,000	23,882
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A-1, 5.00%, 5/1/25	5,000	5,720

		34,395

Maryland - 6.8%
Frederick County Public Facilities G.O. Unlimited Bonds, Series A, 5.00%, 8/1/20	2,300	2,759
Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, 5.00%, 3/1/16	5,000	5,559
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, 5.00%, 3/1/15	1,500	1,614

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
Maryland - 6.8% continued
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B, 4.00%, 3/15/21	$10,000	$11,159
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series C, 4.00%, 8/15/21	5,000	5,668
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2013-1, 5.00%, 3/1/24	12,825	14,965
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series, 4.50%, 8/1/20	10,000	11,718
Maryland State Department of Transportation Consolidated Revenue Bonds, 4.00%, 2/15/19	10,480	11,791
5.00%, 6/1/21	8,630	10,267
Maryland State G.O. Unlimited Bonds, First Series B, 4.50%, 3/15/24	10,000	11,161
Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	10,000	11,814
Maryland State G.O. Unlimited Refunding Bonds, First Series B, 4.50%, 8/1/17	10,000	11,355
4.50%, 8/1/21	10,000	11,719
Maryland State Local Facilities Loan G.O. Unlimited Bonds, First Series C, 4.00%, 8/15/16	20,000	21,942
Montgomery County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 5.00%, 11/1/21	5,750	6,859
4.00%, 11/1/22	5,000	5,532
Prince George’s County G.O. Limited Refunding Bonds, Series B, Consolidated Public Improvement, 3.00%, 3/1/23	10,000	10,251
Washington Suburban Sanitary District Public Improvement G.O. Unlimited Refunding Bonds, 2.25%, 6/1/26	2,500	2,122

		168,255

Massachusetts - 6.1%
Boston G.O. Unlimited Bonds, Series A, 5.00%, 3/1/23	7,960	9,666
Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A, 5.25%, 7/1/34	500	551
Massachusetts Bay Transportation Authority TRB, Senior Series A, 5.00%, 7/1/31	4,580	5,151
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A, 5.00%, 4/1/19	2,500	2,937
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C, 4.00%, 6/1/43	5,000	4,789
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D, 5.00%, 10/1/23	10,000	11,680
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University, 5.00%, 10/15/28	10,000	11,172
Massachusetts State G.O. Limited BABS, Consolidated Loan, 5.31%, 1/1/30	500	564
Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,032
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/25	500	602
Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1, 5.25%, 7/1/29	5,000	5,342
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University, 5.25%, 2/15/26	1,250	1,458
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue, 0.05%, 7/1/35	10,000	10,000
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, 5.00%, 8/15/21	20,000	23,900
5.00%, 8/15/22	5,000	5,959

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
Massachusetts - 6.1% continued
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	$10,000	$10,951
5.00%, 8/15/15	1,290	1,413
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/37	5,000	5,177
Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded, 5.00%, 8/15/15	8,395	9,194
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/18	500	592
5.50%, 6/1/21	500	612
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries 16B, State Revolving Fund, 3.00%, 8/1/13	6,500	6,517
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Subseries A, New Bedford Program (NATL-RE FGIC Insured), 4.75%, 2/1/26	1,555	1,559
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/29	7,250	8,327
5.25%, 8/1/30	2,695	3,073
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.00%, 8/1/26	5,000	5,602
Massachusetts State Water Resources Authority Revenue Bonds, Series A (G.O. of Authority Insured) Escrowed to Maturity, 6.50%, 7/15/19	1,925	2,212

		152,032

Michigan - 1.7%
Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured), 5.00%, 5/1/20	1,140	1,217
Grand Rapids Sanitary Sewer System Revenue Refunding Bonds, 5.00%, 1/1/34	2,335	2,518
Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program, 5.00%, 10/15/27	10,000	10,879
Michigan State Environmental Program G.O. Unlimited Refunding Bonds, 5.00%, 11/1/19	5,000	5,919
3.00%, 11/1/20	10,000	10,538
Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund, 5.00%, 10/1/21	3,035	3,639
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund Prerefunded, 4.75%, 10/1/14	4,440	4,688
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund Unrefunded Balance, 4.75%, 10/1/23	345	362
Michigan State Trunk Line Revenue Refunding Bonds, 5.00%, 11/15/21	2,500	2,953

		42,713

Minnesota - 0.4%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,766
Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/20	5,000	6,021

		8,787

Mississippi - 0.7%
Mississippi State G.O. Unlimited Bonds, Series F, 5.25%, 10/1/23	5,090	6,190
Mississippi State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 11/1/21	8,705	10,422
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	20	20

		16,632

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
Missouri - 0.2%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds, 5.00%, 1/1/22	$5,060	$5,871

Nebraska - 0.3%
Lincoln Electric System Revenue Bonds, Prerefunded, 5.00%, 9/1/15	5,500	6,027
Nebraska State Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/23	1,000	1,160

		7,187

Nevada - 0.6%
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, 5.00%, 6/1/21	8,000	9,061
Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,757
Washoe County School District G.O. Limited Bonds, Series C, 4.00%, 4/1/23	1,905	2,018

		14,836

New Hampshire - 0.5%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System, 5.25%, 6/1/39	5,000	5,529
New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A, 5.00%, 8/15/20	2,800	3,326
5.00%, 8/15/21	2,970	3,532

		12,387

New Jersey - 1.4%
New Jersey State Economic Development School Facilities Construction Authority Revenue Refunding Bonds, Series NN, 5.00%, 3/1/25	15,000	16,636
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 5.75%, 6/15/20	5,000	6,044
New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.00%, 1/1/21	5,000	5,773
5.00%, 1/1/25	5,000	5,593

		34,046

New Mexico - 0.1%
New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	2,770	3,195

New York - 18.0%
Long Island Power Authority Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	5,819
Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,481
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D, 5.00%, 11/15/23	5,000	5,621
5.00%, 11/15/24	5,000	5,597
New York G.O. Unlimited Bonds, Series E, Prerefunded, 5.00%, 11/1/14	4,680	4,975
New York City G.O. Unlimited Bonds, Subseries F-1, 5.00%, 3/1/37	4,000	4,239
New York City Municipal Water Finance Authority & Sewer System Revenue Bonds, Series A, Fiscal 2005, 5.00%, 6/15/39	10,000	10,175
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding), 5.00%, 7/15/26	10,000	11,192
New York City Transitional Finance Authority Future Tax Revenue Refunding Bonds, Subseries B, 5.00%, 11/1/19	2,100	2,473
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A, 5.00%, 11/1/21	1,000	1,182
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, 5.00%, 11/1/21	5,000	5,809
5.00%, 2/1/22	2,000	2,337
5.00%, 2/1/25	6,000	6,764

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
New York - 18.0% continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, Escrowed to Maturity, 5.00%, 11/1/17	$1,690	$1,957
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D, Unrefunded Balance, 5.00%, 11/1/13	495	503
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/23	10,380	12,159
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries H, 5.00%, 11/1/27	11,000	12,422
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries I, 5.00%, 5/1/33	6,730	7,284
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,136
New York City Transitional Finance Authority Future TRB, Subseries D, Fiscal 2013, 5.00%, 11/1/19	5,000	5,888
5.00%, 11/1/20	10,000	11,856
New York City Transitional Finance Authority Future TRB, Subseries F-1, 5.00%, 2/1/24	5,050	5,939
5.00%, 2/1/27	5,000	5,633
5.00%, 2/1/28	10,000	11,153
New York G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/22	10,000	11,618
New York G.O. Unlimited Bonds, Series H, 5.00%, 8/1/21	10,000	11,825
New York G.O. Unlimited Bonds, Series J, 5.00%, 8/1/21	10,000	11,825
New York G.O. Unlimited Bonds, Series D, Prerefunded, 5.25%, 10/15/13	5,000	5,074
New York G.O. Unlimited Bonds, Series E, 5.00%, 8/1/21	5,000	5,913
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance, 5.00%, 11/1/25	5,320	5,618
New York G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008, 5.00%, 10/1/22	10,000	11,185
New York G.O. Unlimited Bonds, Subseries F-1, 5.00%, 3/1/26	6,715	7,614
New York G.O. Unlimited Refunding Bonds, Series E, 5.00%, 8/1/23	10,000	11,586
New York State Dormitory Authority General Purpose Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 12/15/20	20,000	23,751
New York State Dormitory Authority General Purpose Personal Income TRB, Series A, 5.00%, 3/15/20	10,000	11,752
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,648
New York State Dormitory Authority Personal Education Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/24	10,170	12,459
New York State Dormitory Authority Personal Income General Purpose Tax Revenue Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 12/15/21	10,000	11,834
New York State Dormitory Authority Personal Income TRB, Series E, 5.00%, 8/15/20	10,000	11,822
New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/30	4,000	4,791
New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	16,000	18,348

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
New York - 18.0% continued
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds, 5.00%, 6/15/25	$5,000	$5,370
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Subseries A, 4.00%, 6/15/25	5,000	5,322
New York State Environmental Facilities Corp. Clean Water & Drinking Water Revenue Bonds, Municipal Water Project Revolving Funds, 5.00%, 6/15/36	5,000	5,366
New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	11,405
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured), 5.00%, 4/1/21	7,255	8,598
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured), 5.50%, 4/1/17	4,425	4,954
New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,710
5.00%, 3/15/22	10,000	11,609
5.00%, 3/15/25	10,000	11,252
New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 3/15/26	10,000	11,363
5.00%, 3/15/27	11,500	12,920
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.38%, 1/1/22	1,850	2,085
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured), 5.25%, 10/15/27	3,995	4,187
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,100	5,393
5.00%, 10/15/24	2,000	2,095
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C, 5.50%, 6/1/19	1,950	1,958
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured), 5.50%, 11/15/21	5,000	6,046

		445,890

North Carolina - 4.2%
Charlotte COPS, Series B, 3.00%, 6/1/22	10,000	10,009
Charlotte G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/21	4,410	5,341
Charlotte Mecklenburg Hospital Authority Carolinas Healthcare System Revenue Refunding Bonds, Series A, 3.50%, 1/15/32	5,000	4,148
5.00%, 1/15/39	5,000	5,083
Mecklenburg County G.O. Unlimited Refunding Bonds, 5.00%, 2/1/19	10,000	11,843
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/1/20	5,495	6,663
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series B, 5.00%, 3/1/22	3,000	3,626
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series A, Prerefunded, 4.50%, 1/1/22	3,465	3,996
North Carolina State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/20	5,000	6,026
North Carolina State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 5/1/21	5,000	6,045
North Carolina State G.O. Unlimited Refunding Bonds, Series D, 3.00%, 6/1/19	10,825	11,559
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/20	2,000	2,226
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	5,000	6,033

TAX-EXEMPT FIXED INCOME FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
North Carolina - 4.2% continued
North Carolina State University at Raleigh General Revenue Bonds, Series A, 5.00%, 10/1/27	$5,000	$5,685
Raleigh Combined Enterprise System Revenue Refunding Bonds, Series A, 5.00%, 3/1/26	5,250	6,072
5.00%, 3/1/27	8,500	9,687

		104,042

Ohio - 1.5%
Akron Income TRB, Series A, Community Learning Centers (NATL-RE FGIC Insured), Prerefunded, 5.00%, 12/1/13	3,000	3,060
Cincinnati G.O. Unlimited Bonds, Series A, 5.00%, 12/1/24	1,000	1,136
Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/22	7,000	8,435
5.00%, 7/1/23	3,000	3,628
Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 9/15/25	10,000	11,347
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/13	1,310	1,323
Ohio State Facilities Administrative Building Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/23	4,180	4,669
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/22	2,500	2,985
Ohio State Water Development Authority PCR Refunding Bonds, Series B, Loan Fund, Prerefunded, 5.00%, 6/1/15	1,000	1,087

		37,670

Oregon - 2.2%
Multnomah County School District No 1J Portland G.O. Unlimited Bonds, Series A (School Building Guaranty Insured), 5.00%, 6/15/14	10,200	10,669
Oregon State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	4,480	5,167
Oregon State Department of Administrative Services G.O. Unlimited Refunding Bonds, Series F, Oregon Opportunity, 5.00%, 12/1/20	1,000	1,186
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	11,385
Oregon State G.O. Unlimited Refunding Bonds, Series N, 5.00%, 12/1/23	3,000	3,523
Tri-County Metropolitan Transportation District Revenue Bonds, Payroll Tax & Grant Receipt, 5.00%, 11/1/18	5,000	5,610
Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Bonds, Hillsboro (NATL-RE Insured) Prerefunded, 5.00%, 6/15/17	10,000	11,486
Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Refunding Bonds, Hillsboro (School Building Guaranty Insured), 4.00%, 6/15/19	5,000	5,613

		54,639

Pennsylvania - 1.6%
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue Bonds, Series A, 5.00%, 7/1/18	10,000	11,670
Pennsylvania State G.O. Unlimited Bonds, First Series, 5.00%, 6/1/20	10,000	11,895
3.00%, 4/1/27	10,000	9,021
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,632
Westmoreland County Municipal Authority Revenue Bonds, 5.00%, 8/15/37	2,500	2,584

		40,802

Rhode Island - 0.5%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, 5.50%, 8/1/25	5,000	5,770

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
Rhode Island - 0.5% continued
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan, 5.00%, 10/15/27	$2,630	$2,889
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan, 5.00%, 8/1/21	1,000	1,174
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/21	2,880	3,415

		13,248

South Carolina - 1.4%
Dorchester County School District No 2 Installment Purchase Revenue Refunding Bonds, 5.00%, 12/1/27	4,710	5,163
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,000	5,915
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.50%, 1/1/38	12,000	13,203
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured), 5.00%, 10/1/22	10,000	10,860

		35,141

Tennessee - 1.3%
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, 5.00%, 7/1/24	10,275	11,698
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Bonds, 5.00%, 7/1/40	3,685	3,930
Tennessee State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/21	11,825	14,334
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured), 3.75%, 1/1/19	480	500
4.05%, 7/1/20	485	508
4.13%, 7/1/21	1,680	1,754

		32,724

Texas - 7.2%
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	1,000	1,016
Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/22	2,000	2,330
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	10,000	11,587
Harris County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	5,000	5,812
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 2.00%, Mandatory Put 1/6/14	5,000	5,071
Houston Independent Schoolhouse & District Variable G.O. Limited Tax Bonds, Series B (PSF-Gtd.), 1.00%, Mandatory Put 1/6/14	10,000	10,045
Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.), 5.00%, 2/15/25	10,000	11,143
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured) Prerefunded, 5.00%, 3/1/16	1,590	1,761
Houston Public Improvement G.O. Limited Refunding Bonds, Series D, Unrefunded Balance (AGM Insured), 5.00%, 3/1/17	10	11
Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/29	10,000	10,880
Lamar Consolidated Independent Schoolhouse District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/21	1,500	1,790

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
Texas - 7.2% continued
Leander Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/15/32	$5,000	$5,014
Lower Colorado River Authority Revenue Bonds, Series 2012-1, Unrefunded Balance, 5.50%, 5/15/33	1,910	2,077
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.50%, 5/15/37	10,000	10,743
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.50%, 5/15/19	80	97
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded, 5.50%, 5/15/19	5	6
Mansfield Independent School Building G.O. Unlimited Bonds (PSF Gtd.) Prerefunded, 5.00%, 2/15/14	12,400	12,769
North East Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.25%, 2/1/28	10,000	11,860
North Texas State Municipal Water District System Revenue Refunding & Improvement Bonds, 5.25%, 9/1/22	5,000	6,036
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 8/15/21	3,365	3,784
5.00%, 8/15/22	5,000	5,957
Panhandle Regional Housing Finance Agency Revenue Bonds, Series A (Collateralized by GNMA Securities), 6.50%, 7/20/21	416	433
San Antonio Electric & Gas Revenue Refunding Bonds, 5.25%, 2/1/24	5,000	5,929
San Antonio Water Revenue Refunding Bonds, 5.00%, 5/15/27	1,275	1,422
Spring Independent Schoolhouse District G.O. Unlimited Bonds (FGIC Insured), 5.00%, 8/15/25	4,680	4,892
Texas State A&M University Financing System Revenue Bonds, Series B, 5.00%, 5/15/17(2)	6,530	7,478
Texas State PFA G.O. Unlimited Refunding Bonds, 5.00%, 10/1/20	10,000	11,989
Texas State PFA Unemployment Compensation Revenue Bonds, Series A, 5.00%, 7/1/13	14,360	14,366
University of Houston Consolidated Revenue Refunding Bonds, Series A, 5.00%, 2/15/27	2,500	2,740
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/22	5,000	6,112
Wylie Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 4.00%, 8/15/21	2,345	2,619

		177,775

Utah - 0.6%
Alpine School District G.O. Unlimited Bonds, Utah School Building Guaranty Program (School Building Guaranty Insured), Prerefunded, 5.00%, 9/15/13	2,000	2,020
Nebo School District Building G.O. Unlimited Bonds (School Building Guaranty Insured), 4.00%, 7/1/22	1,320	1,464
Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/20	10,000	12,058

		15,542

Virginia - 0.7%
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/22	1,435	1,713
Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/21	1,500	1,796
Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A, 3.65%, 3/1/18	2,200	2,346

NORTHERN FUNDS QUARTERLY REPORT    13     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.6% continued
Virginia - 0.7% continued
3.70%, 9/1/18	$4,280	$4,593
Virginia State Resources Authority Clean Water Revenue Bonds, Series A, 5.00%, 10/1/18	5,000	5,874

		16,322

Washington - 1.9%
King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured) Prerefunded, 4.20%, 12/1/15	5,000	5,437
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien, 5.00%, 2/1/18	1,000	1,138
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 5.00%, 7/1/22	5,000	5,936
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, Series R-D, 5.00%, 7/1/23	8,270	9,841
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2011B, 5.00%, 7/1/21	11,000	12,878
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C, 5.00%, 7/1/22	10,000	11,872

		47,102

Wisconsin - 0.5%
Milwaukee G.O. Unlimited Promissory Notes, Series N2, 5.00%, 5/15/22	3,285	3,897
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/22	6,250	7,358

		11,255

Total Municipal Bonds (Cost $2,222,965)		2,219,292

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.5%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3) (4)	210,826,243	$210,826

Total Investment Companies (Cost $210,826)		210,826

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.5%
Madison Metropolitan School District Tax & Revenue Anticipation Promissory Notes, 2.00%, 9/4/13	$10,000	$10,032
Michigan State Aid Finance Authority Revenue Notes, Series B-2, (J.P. Morgan Chase Bank N.A. LOC), 2.00%, 8/20/13	16,545	16,588
Texas State TRANS, 2.50%, 8/30/13	35,250	35,394

Total Short-Term Investments (Cost $61,999)		62,014

Total Investments - 100.6% (Cost $2,495,790)		2,492,132

Liabilities less Other Assets - (0.6)%		(13,937)

NET ASSETS - 100.0%		$2,478,195

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $325,779,000 with net sales of approximately $114,953,000 during the three months ended June 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	31.3%
General	21.1
Financials	8.5
Water	8.3
School District	7.9
Transportation	6.6
All other sectors less than 5%	16.3

Total	100.0%

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

At June 30, 2013, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	27.4%
AA	50.0
A	10.7
Not Rated	0.2
SP1+/MIG1	2.0
SP1/MIG1	1.2
Cash and Equivalents	8.5

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$2,219,292	(1)	$—	$2,219,292
Investment Companies	210,826	—		—	210,826
Short-Term Investments	—	62,014		—	62,014

Total Investments	$210,826	$2,281,306		$—	$2,492,132

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,496,113

Gross tax appreciation of investments	$47,774
Gross tax depreciation of investments	(51,755)

Net tax depreciation of investments	$(3,981)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BABS - Build America Bonds

BHAC - Berkshire Hathaway Assurance Corporation

COPS - Certificates of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bonds Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2013 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91 .8%
Alabama - 0.5%
Alabama State Public School & College Authority Capital Improvement Revenue Refunding Bonds, Series B, 5.00%, 5/1/14	$5,825	$6,054

Alaska - 0.4%
Anchorage G.O. Unlimited Bonds, Series C, 2.00%, 4/1/14	150	152
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured), 5.00%, 9/1/14	4,285	4,517

		4,669

Arizona - 5.1%
Arizona State Department of Administration Refunding COPS, Series B, 4.00%, 10/1/15	400	425
5.00%, 10/1/18	300	339
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Fund, 5.00%, 7/1/14	100	105
5.00%, 7/1/15	5,000	5,445
Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series B (AMBAC Insured), Prerefunded, 5.00%, 7/1/14	135	141
Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/14	200	210
Arizona State Transportation Board Highway Revenue Bonds, Subseries B, Prerefunded, 5.00%, 7/1/14	300	314
Arizona State Water Quality Infrastructure Finance Authority Revenue Bonds, Series A, 4.00%, 10/1/14	755	790
Casa Grande Excise TRB (AMBAC Insured), Prerefunded, 5.00%, 4/1/14	300	310
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 4.00%, 7/1/13	1,845	1,846
4.00%, 7/1/14	1,910	1,978
Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/15	1,000	1,067
4.00%, 7/1/16	1,000	1,090
Maricopa County Community College District G.O. Unlimited Refunding Bonds, 2.00%, 7/1/15	5,000	5,138
2.50%, 7/1/19	2,000	2,062
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/16	4,250	4,743
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series B, School Improvement Project of 2005 (NATL-RE FGIC Insured), 4.00%, 7/1/13	250	250
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/14	3,505	3,632
Maricopa County Unified School District No. 69 Paradise Valley G.O. Limited Refunding Bonds, Series A, Certificates of Ownership (NATL-RE FGIC Insured), 5.25%, 7/1/14	465	488
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A, School Improvement Project of 2008 (AGM Insured), 2.50%, 7/1/14	225	229
4.25%, 7/1/14	5,000	5,187
Mesa Utility System Revenue Bonds (NATL-RE Insured), Prerefunded, 5.00%, 7/1/14	250	262
Peoria G.O. Unlimited Bonds, Series A, Projects of 2000 & 2005, 3.00%, 7/1/15	200	209
Peoria Municipal Development Authority, Inc. Revenue Refunding Bonds (AMBAC Insured), Escrowed to Maturity, 5.00%, 7/1/13	225	225
Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding Bonds, Senior Lien, 5.00%, 7/1/14	350	367
Phoenix Civic Improvement Corp. Transportation Excise TRB, 4.00%, 7/1/16(1)	3,500	3,798

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Arizona - 5.1% continued
Phoenix Civic Improvement Corp. Transportation Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/13	$395	$395
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/19	8,500	9,150
Phoenix G.O. Limited Refunding Bonds, Partially Escrowed to Maturity, 5.00%, 7/1/13	125	125
Phoenix G.O. Unlimited Bonds, Prerefunded, 4.50%, 7/1/14	370	386
Phoenix G.O. Unlimited Bonds, Series B, 5.00%, 7/1/16	5,000	5,415
Pima County Street & Highway Revenue Refunding Bonds, 4.00%, 7/1/14	520	539
Pinal County Obligation Revenue Refunding Bonds, 3.00%, 8/1/15	1,820	1,895
Tempe G.O. Unlimited Bonds, 5.00%, 7/1/13	100	100
Tempe G.O. Unlimited Refunding Bonds, Series C, 2.00%, 7/1/13	195	195
Tucson Water System Revenue Bonds, 5.00%, 7/1/16	1,275	1,423

		60,273

California - 5.7%
Burbank Public Financing Authority Tax Allocation Revenue Bonds, Series A, Golden State Redevelopment (AMBAC Insured), Prerefunded, 5.25%, 12/1/13	250	255
California State Department of Water Resources Revenue Bonds, Series W (AGM-CR Insured), Partially Escrowed to Maturity, 5.50%, 12/1/13	350	358
California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/15	10,000	10,806
California State Economic Recovery G.O. Unlimited Bonds, Series A, 5.25%, 7/1/13	350	350
California State G.O. Unlimited Refunding Bonds, 3.00%, 2/1/14	525	533
5.00%, 2/1/14	725	745
5.00%, 5/1/14	290	302
5.00%, 6/1/14	150	157
5.00%, 8/1/14	200	210
4.00%, 9/1/14	100	104
5.00%, 11/1/14	545	579
California State G.O. Unlimited Bonds, 5.00%, 10/1/13	100	101
4.00%, 8/1/14	105	109
California State G.O. Unlimited Bonds, Prerefunded, 5.30%, 4/1/14	50	52
California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.00%, 10/1/14	500	527
California State University Systemwide Revenue Bonds, Series A, 4.00%, 11/1/14	120	126
5.00%, 11/1/14	350	371
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/13	150	151
3.00%, 3/1/14	335	341
5.00%, 3/1/14	125	129
5.00%, 12/1/14	250	267
5.00%, 10/1/18	10,000	11,652
California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 9/1/14	10,500	10,955
East Bay Regional Park District G.O. Unlimited Refunding Bonds, 5.00%, 9/1/13	150	151
East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, 2012 Crossover (AGM Insured), 5.00%, 9/1/14	250	263
Fairfield-Suisun Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/17	2,065	2,283
4.00%, 8/1/18	1,405	1,565
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series A (Assured Guaranty Insured), 4.00%, 7/1/13	100	100

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
California - 5.7% continued
Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/19	$5,000	$5,892
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/13	100	101
5.00%, 9/1/14	100	106
Los Angeles G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 9/1/14	225	238
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 7/1/13	150	150
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Unrefunded Balance, Prerefunded, 5.38%, 7/1/13	100	100
Los Angeles Unified School District G.O. Unlimited Bonds, Series C, Election of 2002 (AGM Insured), 4.00%, 7/1/15	200	214
Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded, 5.00%, 7/1/13	75	75
Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/15	5,000	5,442
Los Angeles Unified School District G.O. Unlimited Bonds, Series KRY, 5.00%, 7/1/13	180	180
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 3.00%, 7/1/13	375	375
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B, 5.00%, 7/1/13	150	150
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 3.25%, 5/15/14	150	154
San Francisco Bay Area Toll Authority Bridge Variable Revenue Bonds, Series C3, 1.45%, Mandatory Put 8/1/17	6,725	6,692
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C, 5.00%, 6/15/18	1,385	1,611
San Juan Unified School District G.O. Unlimited Bonds, 5.00%, 8/1/20	1,125	1,335
University of California Revenue Bonds, General Series AF, 5.00%, 5/15/19	1,000	1,179
University of California Revenue Bonds, Series E, Limited Project, 3.00%, 5/15/14	100	102
University of California Revenue Bonds, Series O, 5.00%, 5/15/15	195	211

		67,849

Colorado - 1.4%
Adams County School District No. 50 Westminster G.O. Unlimited Refunding Bonds (State Aid Withholding), 4.00%, 12/1/20	4,775	5,307
Colorado State Board for Community Colleges & Occupational Education Systemwide Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 2.00%, 11/1/14	200	203
Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects, 5.00%, 11/1/17	1,875	2,160
Denver City & County Excise Tax Revenue Refunding Bonds (AGM Insured), 5.25%, 11/1/14	100	100
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/21	5,000	5,957
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds (State Aid Withholding), 4.00%, 12/1/14	350	368
Douglas County School District No. Re-1 Douglas & Elbert Counties Improvement G.O. Unlimited Bonds, Series B (AGM Insured State Aid Withholding), Prerefunded, 5.00%, 12/15/14	100	107

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Colorado - 1.4% continued
Jefferson County School District No. R-001 G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 12/15/13	$1,085	$1,109
Regional Transportation District COPS, Series A, Transit Vehicles (AMBAC Insured), 5.00%, 12/1/16	1,590	1,784

		17,095

Connecticut - 1.9%
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D, 5.00%, 1/1/14	10,000	10,244
Connecticut State G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 3/1/14	565	583
Connecticut State G.O. Unlimited Bonds, Series C, 5.00%, 11/1/14	500	532
Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 12/1/13	125	128
Connecticut State G.O. Unlimited Bonds, Series F (NATL-RE Insured), Prerefunded, 5.25%, 10/15/13	100	101
Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 5/1/14	150	156
5.00%, 5/1/17	5,520	6,302
Connecticut State Housing Finance Authority Mortgage Finance Program Revenue Bonds, Series A, 0.55%, 5/15/14	750	752
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A, 3.00%, 12/1/13	100	101
5.00%, 12/1/13	100	102
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien, 2.50%, 2/1/14	100	101
5.00%, 2/1/17	2,500	2,836
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B, 5.00%, 12/1/14	100	107
Norwalk G.O. Unlimited Refunding Bonds, Series B, 2.50%, 7/1/15	50	52
Stamford Water Pollution Control System & Facility Revenue Bonds, Series A, 3.50%, 11/15/13	315	319
University of Connecticut Revenue Bonds, Series A (G.O. of University Insured), 3.00%, 2/15/14	100	102
3.60%, 4/1/14	250	256

		22,774

Delaware - 1.6%
Delaware State G.O. Unlimited Bonds, Series 2009C, 5.00%, 10/1/15	15,000	16,508
Delaware State Transportation Authority System Senior Revenue Bonds (NATL-RE Insured), 5.00%, 7/1/14	175	183
University of Delaware Revenue Refunding Bonds, Series B, 4.00%, 11/1/14	1,250	1,312
5.00%, 11/1/15	1,000	1,103

		19,106

District of Columbia - 0.1%
District of Columbia G.O. Unlimited Bonds, Series E (BHAC Insured), Escrowed to Maturity, 5.00%, 6/1/14	300	313
District of Columbia Income Tax Secured Revenue Bonds, Series A, 4.00%, 12/1/13	200	203
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C, 5.00%, 12/1/13	200	204

		720

Florida - 5.9%
Cape Coral Water & Sewer Revenue Refunding Bonds, Series A (AGM Insured), 3.00%, 10/1/13	250	252
Citizens Property Insurance Corp. High Risk Account Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/14	1,100	1,145
5.50%, 6/1/14	75	78

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Florida - 5.9% continued
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured), 5.25%, 10/1/17	$4,600	$5,182
Florida State Board of Education Lottery Revenue Bonds, Series A (AMBAC Insured), 5.25%, 7/1/14	150	157
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	5,430	5,891
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/17(1)	10,100	11,567
Florida State Department of Transportation G.O. Unlimited Bonds, Series A, Right of Way, 5.00%, 7/1/13	100	100
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series B, Right of Way, 6.38%, 7/1/14	1,500	1,592
Florida State Department of Transportation Turnpike Revenue Bonds, Series A (AGM Insured), 5.00%, 7/1/13	300	300
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	5,000	5,002
5.00%, 7/1/14	130	136
5.00%, 7/1/15	10,000	10,798
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,482
Florida State Municipal Power Agency Revenue Bonds, Series A, Stanton II Project, 2.00%, 10/1/13	205	206
Florida State Turnpike Authority Department of Transportation Revenue Refunding Bonds, Series A, 5.00%, 7/1/14	250	262
Florida State Turnpike Authority Department of Transportation Revenue Refunding Bonds, Series A, 5.00%, 7/1/13	150	150
Florida State Turnpike Authority Department of Transportation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 7/1/13	210	210
Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A, 5.00%, 7/15/14	300	315
Hillsborough County Capital Improvement Program Revenue Refunding Bonds (NATL-RE Insured), 4.00%, 8/1/13	200	201
Jacksonville Better Sales TRB (NATL-RE Insured), Prerefunded, 5.00%, 10/1/13	300	304
Jacksonville Local Government Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.50%, 10/1/13	150	152
Jacksonville Special Revenue Bonds, Series B-1A, 5.00%, 10/1/14	390	412
Jacksonville Special Revenue Bonds, Series C-1, 5.00%, 10/1/13	150	152
JEA Electric System Revenue Bonds, Series Three D-1, 4.00%, 10/1/15	250	268
Jea St. Johns River Power Park System Revenue Refunding Bonds, Series 24, Issue 2, 3.00%, 10/1/13	200	201
Manatee County Public Utilities Revenue Refunding & Improvement Bonds (NATL-RE Insured), Prerefunded, 4.70%, 10/1/13	100	101
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program, 5.00%, 7/1/15	5,000	5,418
Miami-Dade County School Board COPS, Series D (NATL-RE FGIC Insured), Prerefunded, 5.00%, 8/1/13	485	487
Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A, 4.00%, 7/1/14	450	466

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Florida - 5.9% continued
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 10/1/13	$3,500	$3,542
Palm Beach County School Board Refunding COPS, Series E (AMBAC Insured), 5.38%, 8/1/15	5,000	5,461
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,665
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B, 5.00%, 10/1/14	2,535	2,670
Tallahassee Blueprint 2000 Intergovernmental Agency Sales TRB (NATL-RE Insured), 5.00%, 10/1/14	500	526
Tampa Bay Water Utility System Revenue Refunding & Improvement Bonds (NATL-RE FGIC Insured), 5.25%, 10/1/13	200	203

		70,054

Georgia - 3.0%
Forsyth County School District G.O. Unlimited Refunding Bonds, 5.00%, 2/1/19	4,215	4,940
Fulton County Facilities Corp. COPS, Public Purpose Project, 5.00%, 11/1/15	2,250	2,453
5.00%, 11/1/16	2,280	2,546
Georgia State G.O. Unlimited Bonds, Series D, Prerefunded, 4.50%, 12/1/13	100	102
Georgia State G.O. Unlimited Bonds, Series F, 5.00%, 11/1/14	5,000	5,317
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	5,751
Georgia State Road & Tollway Authority Revenue Bonds (State Gtd.) Prerefunded, 5.00%, 10/1/13	120	121
Gordon County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 9/1/13	1,000	1,005
Gwinnett County Development Authority COPS, Public Schools Project (NATL-RE Insured), Prerefunded, 5.25%, 1/1/14	115	118
Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds (County Gtd.), 3.50%, 8/1/13	100	100
4.00%, 8/1/13	425	426
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	5,270	6,203
Houston County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 2.00%, 9/1/13	600	602
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (AMBAC Insured), 5.00%, 7/1/14	700	733
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured), 5.00%, 7/1/15	4,000	4,346
Municipal Electric Authority of Georgia Revenue Bonds, Subseries D, Project One, 5.00%, 1/1/14	1,045	1,070
Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University, 5.00%, 9/1/13	200	202

		36,035

Hawaii - 0.8%
Hawaii State G.O. Unlimited Bonds, Series CH (NATL-RE-IBC Insured), 4.75%, 11/1/13	300	305
Hawaii State G.O. Unlimited Bonds, Series DQ, 4.00%, 6/1/14	100	103
Hawaii State G.O. Unlimited Bonds, Series DJ (AMBAC Insured), 5.00%, 4/1/14	100	104
Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured), Prerefunded, 5.25%, 9/1/13	5,000	5,043

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Hawaii - 0.8% continued
Hawaii State G.O. Unlimited Refunding Bonds, Series DB (NATL-RE Insured), 4.25%, 9/1/13	$100	$101
Hawaii State G.O. Unlimited Refunding Bonds, Series DW, 4.00%, 11/1/13	150	152
Honolulu City & County Board of Water Supply Revenue Bonds, Series A (NATL-RE FGIC Insured), 4.00%, 7/1/14	245	254
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/14	305	320
Honolulu City & County G.O. Unlimited Bonds, Series F, 5.00%, 9/1/15	2,000	2,190
Honolulu City & County G.O. Unlimited Prerefunded Bonds, Series B, Escrowed to Maturity, 5.00%, 10/1/13	140	142
Honolulu City & County G.O. Unlimited Bonds, Series B (AGM Insured), 5.25%, 7/1/15	240	262
Honolulu City & County G.O. Unlimited Bonds, Series C (NATL-RE Insured), Prerefunded, 5.00%, 7/1/15	175	191
Honolulu City & County Wastewater System Revenue Bonds, Senior Series B, First Bond Resolution, 3.00%, 7/1/14	255	262
Honolulu City & County Wastewater System Revenue Bonds, Senior Series C, First Bond Resolution (NATL-RE Insured), 4.00%, 7/1/13	100	100

		9,529

Idaho - 0.1%
Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds, 2.00%, 8/15/13	675	677

Illinois - 2.8%
Central Lake County Joint Action Water Agency Revenue Refunding Bonds, 4.00%, 5/1/20	5,350	5,857
Chicago Wastewater Transmission Revenue Bonds, Second Lien, 3.00%, 1/1/14	350	355
Cook County Community Consolidated School District No. 59 Elk Grove G.O. Limited Bonds, 3.00%, 3/1/14	750	762
Cook County Forest Preservation District G.O. Unlimited Bonds (AGM-CR AMBAC Insured) Prerefunded, 5.00%, 11/15/14	250	266
Cook Kane Lake & McHenry County’s Community College District No. 512 G.O. Unlimited Refunding Bonds, William Rainey Harper College Project, 5.00%, 12/1/13	500	510
Du Page County Community High School District No. 108 G.O. Unlimited Refunding Bonds, 4.00%, 1/1/19	1,000	1,103
DuPage County Forest Preserve District G.O. Unlimited Bonds, 4.25%, 11/1/13	100	101
Grundy & Will County’s Community Unit School District No. 1 G.O. Unlimited Bonds, 5.88%, 2/1/16	1,120	1,251
Illinois State Development Finance Authority Variable Rate Revenue Bonds, St. Vincent De Paul, 1.88%, Mandatory Put 3/1/19	2,000	1,939
Illinois Finance Authority Revenue Bonds, Series A-1, Advocate Health Care, 5.00%, Mandatory Put 1/15/20	1,295	1,489
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/15	4,000	4,275
Illinois State Sales TRB, 5.38%, 6/15/16	2,010	2,017
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A (AGM Insured), 5.50%, 1/1/14	315	323
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B, 5.00%, 12/15/19	3,500	3,742
Lake & McHenry Counties Community Unit School District No. 118 G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 1/1/15	560	598

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Illinois - 2.8% continued
Lake County Forest Preservation District Revenue Debt Certificates, Series C, 3.25%, 12/15/13	$100	$102
Schaumburg G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured), Prerefunded, 5.00%, 12/1/14	750	800
5.25%, 12/1/14	225	241
Schaumburg Park District G.O. Limited Bonds, Series A, 2.00%, 12/15/13	2,900	2,919
Tinley Park G.O. Unlimited Bonds, 3.00%, 12/1/14	405	419
4.00%, 12/1/15	425	457
4.00%, 12/1/17	470	518
Will County Community High School Building District No. 210 Lincoln-Way G.O. Unlimited Bonds (NATL-RE FGIC Insured), 4.00%, 1/1/14	500	509
Winnebago County Public Safety G.O. Unlimited Sales Tax Revenue Refunding Bonds, 3.00%, 12/30/18	2,165	2,291
Winnebago County Public Safety Sales Tax G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 6/30/15	300	327

		33,171

Indiana - 1.3%
Anderson School Building Corp. First Mortgage Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 7/15/13	250	251
Hamilton Southeastern Consolidated School Building Corp. First Mortgage Revenue Bonds, Series B (AGM Insured), Prerefunded, 5.00%, 7/15/14	100	105
Indiana Finance CWA Authority Wastewater Utility Revenue Bonds, Series A, First Lien, 4.00%, 10/1/14	1,380	1,439
Indiana State Facilities Finance Authority Revenue Refunding Bonds, 5.00%, 7/1/14	3,485	3,645
Indiana State Finance Authority Highway Revenue Refunding Bonds, Series A, 4.00%, 12/1/14	100	105
Indiana State Finance Authority Revenue Bonds, Series A, Revolving Fund Program, 5.00%, 2/1/14	325	334
Indiana State Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.13%, 6/1/14	3,350	3,500
5.25%, 6/1/14	150	157
Indiana University Student Fee Revenue Bonds, Series R (AMBAC Insured), 5.00%, 8/1/13	100	100
Indiana University Student Fee Revenue Bonds, Series U, 5.00%, 8/1/14	470	494
Indianapolis Local Public Improvement Bank Multipurpose Revenue Bonds, Series D, 5.25%, 1/10/15	2,430	2,440
Noblesville Multi School Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured State Aid Withholding), 5.00%, 1/15/14	460	472
Pike Township Multi-School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 4.00%, 1/15/14	1,805	1,841
Purdue University Revenue Bonds, Series A, 5.00%, 7/1/14	250	262
Purdue University Student Fee Revenue Bonds, Series Z-1, 5.00%, 7/1/14	150	157
Tri-Creek High School Building Corp. First Mortgage Revenue Bonds (AGM Insured State Aid Withholding), Prerefunded, 5.00%, 7/15/13	400	401

		15,703

Iowa - 0.0%
Des Moines Metropolitan Wastewater Reclamation Authority Sewer Revenue Bonds, Series B (NATL-RE Insured), Prerefunded, 5.00%, 6/1/14	300	313

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Kansas - 0.5%
Johnson County International Improvement G.O. Unlimited Refunding Bonds, Series C, 3.00%, 9/1/14	$140	$144
Kansas State Department of Transportation Highway Revenue Bonds, Series C, Prerefunded, 5.00%, 3/1/14	100	103
Kansas State Development Finance Authority Revenue Bonds, Series K, Department of Commerce Impact Program, 5.00%, 12/1/14	250	266
Olathe G.O. Unlimited Bonds, Series 210, 4.00%, 10/1/14	185	194
Wichita G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/18	2,230	2,614
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), Prerefunded, 5.00%, 10/1/13	2,000	2,024

		5,345

Kentucky - 0.6%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95, 5.00%, 8/1/15	5,805	6,314
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series B, Revitalization Projects (AGM Insured), 5.25%, 7/1/14	190	199

		6,513

Louisiana - 0.0%
Lafayette Utilities Revenue Bonds (NATL-RE Insured), 5.25%, 11/1/14	250	266

Maine - 0.1%
Maine State Municipal Bank Revenue Bonds, Series A (G.O. of Bond Bank Insured), 5.00%, 11/1/13	400	407
Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 7/1/13	500	500

		907

Maryland - 3.7%
Annapolis G.O. Unlimited Refunding Bonds, 3.00%, 8/1/13	200	200
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 4/1/14	200	207
5.00%, 3/1/15	380	409
5.00%, 4/1/18	2,915	3,395
Baltimore Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 3.00%, 10/15/13	175	176
4.00%, 10/15/13	125	126
4.00%, 10/15/14	250	262
Charles County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, 2.00%, 7/15/13	100	100
Charles County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 7/15/17(1)	1,470	1,691
Charles County G.O. Unlimited Refunding Bonds, Unrefunded Balance, Prerefunded, 4.25%, 3/1/15	165	175
Frederick County G.O. Unlimited Refunding Bonds, Series C, 4.00%, 12/1/15	6,375	6,893
Frederick G.O. Unlimited Bonds (NATL-RE Insured), 5.00%, 8/1/13	200	201
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/19	3,735	4,418
Howard County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 4/15/14	100	104
Howard County Consolidated Public Improvement Project G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/15/14	450	474
Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, 5.50%, 3/1/14	725	751

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Maryland - 3.7% continued
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded, 5.00%, 3/15/17	$150	$171
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series A, 5.00%, 8/1/13	100	100
2.00%, 8/15/13	245	246
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/13	200	201
5.00%, 8/1/16	15,000	16,899
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series, 4.50%, 8/1/20	5,000	5,859
Maryland State Department of Transportation Consolidated Revenue Bonds, Prerefunded, 5.00%, 5/1/14	150	156
Maryland State Department of Transportation Consolidated Revenue Bonds, Second Issue, 4.00%, 9/1/15	200	215
Maryland State Transportation Authority Facilities Project Revenue Bonds (AGM Insured), 5.25%, 7/1/13	350	350
Maryland State Water Quality Financing Administration Revenue Bonds, Series A, Revolving Loan Fund, 5.00%, 3/1/14	145	150
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, 5.00%, 9/15/13	350	354
5.50%, 10/1/13	150	152
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/15/14	100	105

		44,540

Massachusetts - 1.8%
Boston G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14	100	105
Cambridge Municipal Purpose Loan G.O. Limited Bonds, 3.00%, 2/15/20	4,575	4,881
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded, 4.25%, 7/1/14	50	52
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B, 5.00%, 7/1/14	130	136
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series C, 5.25%, 7/1/14	275	289
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A, 5.00%, 8/1/16	310	348
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series B, 4.00%, 8/1/13	135	136
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (NATL-RE FGIC G.O. of Commonwealth Insured), 5.50%, 11/1/13	515	524
5.50%, 11/1/14	525	561
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D (NATL-RE Insured), 6.00%, 11/1/13	325	332
Massachusetts State Consolidated Loan G.O. Unlimited Bonds, Series A, 5.25%, 8/1/13	60	60
5.00%, 8/1/14	250	263
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B, 5.00%, 1/1/15	3,500	3,723
Massachusetts State G.O. Limited Refunding Bonds, series B, 5.00%, 8/1/18(1)	4,200	4,900
5.00%, 8/1/19(1)	1,000	1,180
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University (G.O. of Institution Insured), 3.00%, 12/15/13	150	152
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series L, Massachusetts Institute of Technology, 5.00%, 7/1/13	100	100

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Massachusetts - 1.8% continued
Massachusetts State Port Authority Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 7/1/13	$650	$650
Massachusetts State School Building Authority Sales TRB, Senior Series B, 5.00%, 10/15/15	1,000	1,100
Massachusetts State Special Obligation Revenue Refunding Bonds, Series A, Senior Federal Highway Grant Anticipation Notes, 5.00%, 12/15/13	245	251
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, 3.00%, 8/1/13	250	251
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 12, Pool Program, 4.00%, 8/1/13	250	251
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program, 5.00%, 8/1/16	540	608
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Series 15A, State Revolving Fund, 5.00%, 8/1/13	190	191
Peabody Massachusetts G.O. Limited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 7/15/14	400	420
Wayland Municipal Purpose Loan G.O. Limited Bonds, 4.00%, 2/1/14	150	153

		21,617

Michigan - 1.9%
Dearborn School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 4.00%, 5/1/14	925	954
Detroit Water Supply System Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded, 5.25%, 7/1/13	1,000	1,000
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	800	923
Grand Rapids Public School Building & Site G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 5/1/14	4,775	4,964
Kentwood Public Schools G.O. Unlimited Refunding Bonds, 4.00%, 5/1/18	2,340	2,563
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/17(1)	1,100	1,238
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II (NATL-RE Insured), Escrowed to Maturity, 5.25%, 10/15/13	250	254
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II (NATL-RE Insured), Prerefunded, 5.00%, 10/15/13	5,000	5,069
Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund, 5.00%, 10/1/19	2,755	3,271
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B, 5.00%, 7/1/22	1,850	2,011
Michigan State Trunk Line Fund Revenue Bonds (FGIC Insured), Prerefunded, 5.00%, 9/1/14	100	106
Michigan State University General Revenue Bonds, Series A (AMBAC Insured), 5.00%, 2/15/14	100	103
University of Michigan General Revenue Bonds, Series C, 3.00%, 4/1/14	250	255
Zeeland Public Schools Building & Site G.O. Unlimited Bonds (NATL-RE Insured), Prerefunded, 5.25%, 5/1/14	165	172

		22,883

Minnesota - 2.6%
Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured), 3.00%, 2/1/17	825	877

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Minnesota - 2.6% continued
Edina Independent School Building District No. 273 G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured), 5.00%, 2/1/18	$4,310	$4,984
Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	250	253
Minnesota State G.O. Unlimited Bonds, Series C, 5.00%, 8/1/13	5,000	5,022
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D, 5.00%, 8/1/15	500	547
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/15	10,000	10,725
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.00%, 1/1/14	2,320	2,375
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/19	1,810	2,135
St. Paul Metropolitan Area Council Minneapolis Transit G.O. Unlimited Refunding Bonds, Series C, 5.00%, 2/1/14	250	257
St. Paul Metropolitan Area Council Minneapolis Wastewater G.O. Unlimited Refunding Bonds, Series E, 5.00%, 9/1/21	3,350	4,053

		31,228

Mississippi - 0.2%
Mississippi State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	2,620	2,653

Missouri - 0.1%
Curators of the University of Missouri System Facilities Revenue Bonds, Series A, Prerefunded, 5.00%, 11/1/13	550	559
Kansas City Water Revenue Refunding & Improvement Bonds, Series A, 5.00%, 12/1/14	100	107
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds, Series C, State Revolving Funds Program, 5.00%, 7/1/13	100	100
Missouri State Highways & Transit Commission Road Revenue Refunding Bonds, Senior Lien, 4.00%, 2/1/14	200	204

		970

Nebraska - 0.2%
Lancaster County Public School District No. 1 G.O. Limited Bonds, 4.00%, 1/15/15	150	158
Lincoln Highway Allocation Fund G.O. Unlimited Bonds, Prerefunded, 5.00%, 5/15/14	125	130
Nebraska State Public Power District General Revenue Bonds, Series A, 4.00%, 1/1/14	125	127
Nebraska State Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/14	1,730	1,772
Omaha Public Power District Revenue Bonds, Series C, 4.00%, 2/1/14	130	133
University of Nebraska Facilities Corp. Deferred Maintenance Revenue Bonds, 2.50%, 7/15/13	100	100

		2,420

Nevada - 1.2%
Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/13	635	635
5.25%, 7/1/13	175	175
Clark County School District Building G.O. Limited Bonds, Series B (AMBAC Insured), 5.00%, 6/15/15	2,000	2,164
Clark County School District G.O. Limited Bonds, Series C (AGM Insured), 5.00%, 6/15/18	2,000	2,183
Clark County School District G.O. Limited Refunding Bonds (AGM Insured), 5.50%, 6/15/14	400	420

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Nevada - 1.2% continued
Clark County School District G.O. Limited Tax Refunding Bonds, Series A, 5.00%, 6/15/14	$100	$104
Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/15	3,000	3,178
Clark County Transportation G.O. Limited Refunding Bonds, Series B (AMBAC Insured), 5.00%, 12/1/13	490	500
Clark County Water Reclamation District G.O. Limited Bonds, Series B, 4.00%, 7/1/13	1,225	1,225
Las Vegas Valley Water District G.O. Limited Tax Refunding Bonds, Series D, 5.00%, 6/1/15	750	810
Nevada State Capital Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 2/1/14	100	103
Washoe County School District G.O. Limited Bonds, Series C, 3.00%, 4/1/14	400	408
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 6/1/19	1,825	2,015

		13,920

New Hampshire - 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series A, University System, 5.00%, 7/1/14	3,000	3,138

New Jersey - 4.7%
Bergen County G.O. Unlimited Bonds (School Board Resource Fund Insured), 4.00%, 9/1/13	200	201
Bergen County G.O. Unlimited Bonds, Series A, 2.50%, 11/1/13	105	106
Elizabeth G.O. Unlimited Bonds, 2.00%, 4/1/17	1,620	1,648
2.00%, 4/1/18	1,650	1,657
Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series A (AGM Insured), 5.50%, 11/1/13	500	509
Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series B (NATL-RE Insured), 6.38%, 11/1/13	150	153
Mercer County G.O. Unlimited Refunding Bonds, 4.50%, 5/1/14	200	207
Middlesex County Improvement Authority Revenue Bonds (County Gtd.), Prerefunded, 5.25%, 9/15/13	400	404
Middlesex County Improvement Authority Revenue Refunding Bonds, Capital Equipment & Improvement Project (County Gtd.), 4.00%, 9/15/13	175	176
Monmouth County G.O. Unlimited Bonds, 4.00%, 1/15/19	3,515	3,946
4.00%, 1/15/20	5,255	5,919
New Jersey Environmental Infrastructure Trust Revenue Bonds, 5.00%, 9/1/20	2,280	2,743
New Jersey State EDA School Facilities Construction Revenue Bonds, Series J-3 (AGM Insured), Prerefunded, 5.00%, Mandatory Put 9/1/14	2,625	2,770
New Jersey State EDA School Facilities Construction Revenue Bonds, Series I, Prerefunded, 5.25%, 9/1/14	100	106
New Jersey State EDA School Facilities Construction Revenue Bonds, Series J-4 (AGM Insured), 4.00%, 9/1/14	125	130
New Jersey State EDA School Facilities Construction Revenue Bonds, Series O, Prerefunded, 5.13%, 3/1/15	375	404
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series EE, 5.00%, 9/1/18	10,600	12,148
New Jersey State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/15	3,200	3,486
New Jersey State G.O. Unlimited Refunding Bonds, Series H, 5.25%, 7/1/13	350	350

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
New Jersey - 4.7% continued
New Jersey State Transit Corp. COPS, Series A (AMBAC Insured), 5.25%, 9/15/14	$2,000	$2,111
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.25%, 6/15/14	100	105
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 12/15/13	595	609
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series B, Transportation System (NATL-RE Insured), 5.25%, 12/15/14	315	337
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/19	2,250	2,599
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series C (AGM Insured), Escrowed to Maturity, 5.75%, 12/15/14	225	243
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series D (AMBAC Insured), Unrefunded Balance, Prerefunded, 5.00%, 6/15/15	4,000	4,346
New Jersey State Turnpike Authority Revenue Bonds, Series A (NATL-RE FGIC Insured), Prerefunded, 4.75%, 7/1/13	150	150
New Jersey State Turnpike Authority Revenue Refunding Bonds, Series A (NATL-RE Insured), Escrowed To Maturity, 6.00%, 1/1/14	100	103
New Jersey State Various Purpose G.O. Unlimited Bonds (AMBAC Insured), Prerefunded, 4.50%, 4/1/14	300	309
Ocean County General Improvement G.O. Unlimited Bonds, 2.00%, 8/1/14	230	234
Union County G.O. Unlimited Bonds, 3.00%, 3/1/19	4,315	4,594
Union County G.O. Unlimited Bonds, Series B (School Board Resource Fund Insured), 3.00%, 3/1/20	2,987	3,162
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured), 3.00%, 3/1/18	460	491

		56,456

New Mexico - 2.2%
Albuquerque G.O. Unlimited Bonds, Series A, 3.00%, 7/1/15	1,590	1,667
Albuquerque General Purpose G.O. Unlimited Bonds, Series A, 4.00%, 7/1/17	5,050	5,599
Las Cruces School District No. 2 G.O. Unlimited Bonds, Series A (State Aid Withholding), 4.00%, 8/1/13	775	778
Los Alamos County, Inc. Gross Receipts Tax Improvemnet Revenue Bonds, 5.75%, 6/1/14	200	210
New Mexico State Severance Tax Revenue Refunding Bonds, Series D, 5.00%, 7/1/17	10,000	11,502
New Mexico State University Improvement Refunding Revenue Bonds, Series B, 5.00%, 4/1/18	2,615	2,987
New Mexico State University Revenue Refunding & Improvement Bonds, Series B, 5.00%, 4/1/19	2,710	3,123

		25,866

New York - 6.7%
Hempstead Town Public Improvement G.O. Unlimited Bonds, Series A, 3.00%, 8/15/13	200	201
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 5/1/18	4,015	4,265
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series C (AMBAC Insured), 5.00%, 11/15/13	100	102
Metropolitan Transportation Authority Revenue Bonds, Series A, 5.00%, 11/15/18	1,000	1,154
Metropolitan Transportation Authority Revenue Bonds, Series G, 5.00%, 11/15/17	2,235	2,555

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91 .8% continued
New York - 6.7% continued
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 11/15/14	$450	$481
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F, 2.00%, 11/15/14	150	153
Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding), 5.00%, 5/1/17	705	800
5.00%, 5/1/18	1,000	1,151
Nassau County Interim Finance Authority Sales Tax Secured Revenue Bonds, Series A, 5.00%, 11/15/13	170	173
Nassau County Interim Finance Authority Sales Tax Secured Revenue Bonds, Series D (NATL-RE Insured), 5.00%, 11/15/13	500	509
Nassau County Interim Finance Authority Sales Tax Secured Revenue Refunding Bonds, Series B (AMBAC Insured), 5.00%, 11/15/13	500	509
New York City G.O. Unlimited Bonds, Series A, 2.50%, 8/1/13	100	100
5.00%, 8/1/13	100	100
New York City G.O. Unlimited Bonds, Series A (NATL-RE-IBC Insured), 5.00%, 8/1/14	200	210
New York City G.O. Unlimited Bonds, Series A, Prerefunded, Escrowed to Maturity, 3.88%, 8/1/13	5	5
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance, 3.88%, 8/1/13	95	95
New York City G.O. Unlimited Bonds, Series A-1, 4.00%, 8/15/14	100	104
New York City G.O. Unlimited Bonds, Series B, 5.00%, 8/1/13	105	105
3.00%, 8/1/14	250	257
New York City G.O. Unlimited Bonds, Series B (AGM Insured), 5.25%, 8/1/13	100	101
New York City G.O. Unlimited Bonds, Series C, 4.00%, 8/1/14	100	104
5.00%, 8/1/14	250	263
New York City G.O. Unlimited Bonds, Series D, Prerefunded, 5.00%, 10/15/13	150	152
New York City G.O. Unlimited Bonds, Series E, 5.00%, 8/1/13	125	126
4.00%, 8/1/14	545	567
5.00%, 8/1/14	250	263
5.00%, 8/1/14	170	179
New York City G.O. Unlimited Bonds, Series E, Prerefunded, Escrowed to Maturity, 5.25%, 8/1/13	45	45
New York City G.O. Unlimited Bonds, Series E, Unrefunded Balance, 5.25%, 8/1/13	255	256
New York City G.O. Unlimited Bonds, Series F, Prerefunded, Escrowed to Maturity, 5.00%, 8/1/13	40	40
New York City G.O. Unlimited Bonds, Series F, Unrefunded Balance, 5.00%, 8/1/13	110	111
New York City G.O. Unlimited Bonds, Series G, 5.00%, 8/1/13	250	251
5.00%, 8/1/13	200	201
5.00%, 8/1/14	460	484
5.00%, 8/1/14	300	315
5.00%, 8/1/14	150	158
5.00%, 8/1/15	350	382
New York City G.O. Unlimited Bonds, Series G, Prerefunded, Escrowed to Maturity, 4.00%, 8/1/13	10	10
New York City G.O. Unlimited Bonds, Series G, Unrefunded Balance, 4.00%, 8/1/13	40	40
New York City G.O. Unlimited Bonds, Series H, Prerefunded, Escrowed to Maturity, 5.00%, 8/1/13	130	131
New York City G.O. Unlimited Bonds, Series H, Unrefunded Balance, 5.00%, 8/1/13	220	221

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91 .8% continued
New York - 6.7% continued
New York City G.O. Unlimited Bonds, Series I (NATL-RE-IBC Insured), 5.00%, 8/1/14	$100	$105
New York City G.O. Unlimited Bonds, Series K, 4.00%, 8/1/14	100	104
New York City G.O. Unlimited Bonds, Series A-1, 5.00%, 8/15/13	250	252
New York City G.O. Unlimited Bonds, Series E-1, 4.25%, 10/15/13	100	101
New York City G.O. Unlimited Bonds, Series H-1, 5.00%, 3/1/16	5,000	5,539
New York City G.O. Unlimited Bonds, Subseries G-3, 3.00%, 8/1/14	490	505
New York City G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/14	150	156
New York City G.O. Unlimited Refunding Bonds, Subseries F-1, 5.25%, 9/1/14	150	159
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2, Fiscal 2009 (State Aid Withholding), 5.00%, 7/15/14	205	215
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded, 5.25%, 8/1/13	5,035	5,058
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 11/1/15	3,935	4,317
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 11/1/15	1,065	1,175
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series B, Prerefunded, Escrowed to Maturity, 4.00%, 11/1/13	115	116
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D, Fiscal 2011, 5.00%, 2/1/14	135	139
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-3, Escrowed to Maturity, 4.00%, 8/1/14	200	208
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-3, 5.00%, 11/1/14	225	239
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B3, Escrowed to Maturity, 4.00%, 11/1/13	265	268
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-1, 4.00%, 11/1/14	210	221
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E, 5.00%, 11/1/15	300	331
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Subseries D-2, 5.00%, 11/1/13	350	356
5.00%, 11/1/14	350	365
New York City Transitional Finance Authority Future TRB, Series A, Unrefunded Balance, 5.00%, 11/1/14	95	101
New York City Transitional Finance Authority Future TRB, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 11/1/14	75	80
New York City Transitional Finance Authority Recovery Revenue Bonds, Subseries 3B-1, 5.00%, 11/1/14	190	202
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Escrowed to Maturity, 5.00%, 11/1/15	2,470	2,718

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91 .8% continued
New York - 6.7% continued
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Unrefunded Balance, 5.00%, 11/1/15	$5,930	$6,544
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.00%, 10/1/16	1,905	2,127
5.00%, 10/1/17	2,880	3,274
New York State Dormitory Authority Personal Education Income TRB, Series A, 5.00%, 3/15/14	100	103
5.00%, 3/15/16	1,265	1,404
New York State Dormitory Authority Personal Education Income TRB, Series B, 4.00%, 3/15/14	350	359
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series C, 4.00%, 3/15/14	185	190
New York State Dormitory Authority Revenue Bonds, Series 1, Memorial Sloan Kettering (NATL-RE-IBC Insured), Prerefunded, 4.50%, 7/1/13	500	500
New York State Dormitory Authority Revenue Bonds, Series A, Columbia University, 5.00%, 7/1/14	150	157
New York State Dormitory Authority Revenue Bonds, Series B, Upstate Community Colleges (State Intercept Program), 5.25%, 7/1/13	100	100
New York State Dormitory Authority Revenue Bonds, Series B, Columbia University, 5.00%, 7/1/13	250	250
New York State Dormitory Authority Supported Debt Mental Health Facilities (State Appropriation Insured), Unrefunded Balance, 5.00%, 8/15/15	300	327
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University System Consolidated Fifth General (NATL-RE FGIC Insured), 5.00%, 7/1/13	240	240
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities, 4.00%, 7/1/13	250	250
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Educational Facilities, Third General (NATL-RE FGIC Insured), 5.00%, 5/15/14	100	104
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, City University Consolidated Fifth General Resolution, 5.00%, 7/1/14	1,370	1,434
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (State Appropriation Insured), 5.00%, 2/15/14	2,810	2,893
New York State Dormitory Authority Supported Debt Revenue Refunding Bonds, Series A, Consolidated Service Contract, 3.00%, 7/1/13	200	200
New York State Dormitory Authority Supported Debt Revenue Refunding Bonds, Series A, Department of Health, 5.00%, 7/1/13	100	100
New York State Dormitory Economic Development & Housing Authority Personal Income TRB, Series A, 5.00%, 12/15/13	230	235
4.00%, 12/15/14	100	105
New York State Dormitory Education Personal Income TRB, Series F (AGM Insured), 5.00%, 3/15/14	100	103
New York State Dormitory Healthcare Authority Personal Income TRB, Series A, 4.00%, 3/15/14	150	154
New York State Economic Development & Housing Finance Agency Personal Income TRB, Series A, 4.00%, 3/15/15	100	106

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91 .8% continued
New York - 6.7% continued
New York State Environmental Facilities Corp. Clean Municipal Water & Drinking Revolving Funds Revenue Bonds, Series E, 5.00%, 6/15/14	$250	$261
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Subseries B, Municipal Water Finance Authority Projects, 4.00%, 6/15/14	250	259
New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.00%, 12/15/13	120	123
4.00%, 12/15/14	350	369
4.00%, 12/15/14	100	105
New York State Environmental Facilities Corp. Revenue Bonds, Series C, 4.00%, 10/15/13	175	177
New York State Environmental Facilities Corp. Revenue Bonds, Series C, State Revolving Funds, 4.00%, 5/15/14	210	217
New York State Facilities Urban Development Corp. Personal Income TRB, Series A-1 (NATL-RE FGIC Insured), 5.00%, 3/15/14	715	739
New York State Facilities Urban Development Corp. Revenue Bonds, Series A-1 (NATL-RE FGIC Insured), Prerefunded, 5.00%, 3/15/14	485	501
New York State G.O. Unlimited Bonds, Series A, 3.50%, 3/1/14	200	205
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 4/1/14	100	104
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Sub Lien (G.O. of Corp. Insured), 5.00%, 4/1/14	430	446
New York State Thruway Authority Local Highway & Bridge Revenue Bonds, 5.00%, 4/1/15	4,500	4,854
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/14	100	103
New York State Thruway Authority Revenue Refunding Bonds, Bridge Service Contract, 5.00%, 4/1/14	300	311
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A, 5.00%, 4/1/14	1,000	1,037
5.00%, 4/1/14	265	275
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B, 5.00%, 4/1/14	3,000	3,110
New York State Thruway Transportation Authority Personal Income TRB, Series A, 4.00%, 3/15/14	175	180
4.00%, 3/15/14	150	154
5.00%, 3/15/14	150	155
New York State University Dormitory Facilities Authority Supported Debt Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 7/1/14	120	126
New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 12/15/13	250	256
5.00%, 12/15/13	200	204
New York State Urban Development Corp. Personal Income TRB, Series C, 5.00%, 3/15/14	300	310
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.00%, 1/1/16	3,000	3,299
New York State Urban Development Corp. Service Contract Revenue Refunding Bonds (AGM Insured), 5.00%, 1/1/14	180	184
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A (G.O. of Authority Insured), 5.00%, 11/15/13	335	341

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
New York - 6.7% continued
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (NATL-RE FGIC-TCRS G.O. of Authority Insured), 5.25%, 11/15/13	$100	$102

		80,225

North Carolina - 2.9%
Charlotte COPS, Series B, 3.00%, 6/1/22	7,200	7,207
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A, 4.00%, 8/1/14	100	104
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/16	10,000	11,118
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 2/1/14	100	102
New Hanover County Community College G.O. Unlimited Bonds, Series A, 5.00%, 6/1/17	2,500	2,876
North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 3/1/14	350	361
North Carolina State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 5/1/20	10,000	11,358
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.50%, 3/1/14	500	518
University of North Carolina System Pool Revenue Bonds, Series A (Assured Guaranty Insured), 4.00%, 10/1/14	250	261
Wake County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 2/1/14	500	511

		34,416

North Dakota - 0.0%
North Dakota State Public Finance Authority Revenue Bonds, Series A, State Revolving Fund Program, 4.00%, 10/1/14	200	209

Ohio - 3.2%
Cincinnati Various Purpose G.O. Unlimited Bonds, Series A, 4.00%, 12/1/13	100	101
Cincinnati Various Purpose G.O. Unlimited Refunding Bonds, Series C, 5.00%, 12/1/14	150	160
Cleveland State University Revenue Bonds (NATL-RE FGIC Insured), Prerefunded, 5.00%, 6/1/14	115	120
Franklin County G.O. Limited Refunding Bonds, 3.50%, 12/1/13	300	304
Hamilton County Sewer System Revenue Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 12/1/13	125	128
Miami University Receipts Revenue Refunding Bonds (AMBAC Insured), 3.63%, 9/1/14	100	104
Northeast Regional Sewer District Improvement Revenue Bonds (NATL-RE Insured), 5.00%, 11/15/13	100	102
Ohio State Building Authority Facilities Revenue Bonds, Series A, Juvenile Correction Building, 3.70%, 10/1/14	200	209
Ohio State Building Authority Facilities Revenue Refunding Bonds, Series A, Administrative Building Project (AGM Insured), Prerefunded, 5.00%, 4/1/14	135	140
Ohio State Building Authority Revenue Bonds, Series C, 5.00%, 10/1/15	200	219
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/15	6,000	6,575
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/14	2,500	2,643
Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 6/1/14	125	130
Ohio State Fresh Water Development Authority Revenue Refunding Bonds, Series B (AGM Insured), 5.50%, 6/1/14	150	157

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Ohio - 3.2% continued
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A, 4.00%, 8/1/13	$100	$100
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14	7,500	7,887
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2007-1 (AGM Insured), 4.00%, 6/15/14	200	207
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2008-1, 5.50%, 6/15/14	120	126
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2010-1, 5.00%, 6/15/14	125	131
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 3, 5.00%, 12/15/14	130	139
Ohio State Mental Health Capital Facilities Revenue Bonds, Series II-B (State Appropriation Insured), Prerefunded, 5.25%, 6/1/14	150	157
Ohio State Natural Resources G.O. Unlimited Refunding Bonds, Series J, 5.00%, 10/1/13	100	101
Ohio State Parks & Recreation Capital Facilities Revenue Bonds, Series II-A (NATL-RE Insured), 4.00%, 12/1/14	100	105
Ohio State Third Frontier Research & Development G.O. Unlimited Bonds, Series A, 3.00%, 5/1/19	5,000	5,315
Ohio State University Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 12/1/14	280	299
Ohio State University Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 12/1/14	4,720	5,035
Ohio State Water Development Authority Revenue Bonds, Series B, 4.00%, 6/1/14	150	155
Ohio State Water Quality Development Authority PCR Refunding Bonds, 5.00%, 12/1/13	250	255
5.00%, 12/1/14	2,250	2,401
University of Akron Receipts Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/15	2,500	2,664
University of Cincinnati Receipts Revenue Bonds, Series C (Assured Guaranty Insured), 5.00%, 6/1/14	1,795	1,872
University of Cincinnati Receipts Revenue Bonds, Series D (AMBAC Insured), Prerefunded, 4.75%, 6/1/14	150	156

		38,197

Oklahoma - 0.2%
Oklahoma City G.O. Unlimited Bonds, 2.00%, 3/1/14	200	203
Oklahoma State Capital Improvement Authority Facilities Revenue Bonds, Series F, Higher Education Projects (AMBAC Insured), 5.00%, 7/1/13	150	150
Oklahoma State Highway Capital Improvement Authority Revenue Bonds, Series A, 4.00%, 7/1/13	165	165
Oklahoma State Municipal Power Authority Revenue Bonds, Series A, 5.00%, 1/1/15	1,575	1,674
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series A, 2.00%, 6/1/14	270	274
Tulsa G.O. Unlimited Bonds, 4.00%, 3/1/14	200	205

		2,671

Oregon - 2.0%
Clackamas County Service District No. 1 Sewer System Revenue Bonds, Series B, 5.00%, 12/1/13	100	102
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/13	100	101
5.00%, 8/1/17	2,380	2,742
Oregon State Board Higher Education G.O. Unlimited Bonds, Series B, 3.50%, 8/1/13	130	130

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91 .8% continued
Oregon - 2.0% continued
Oregon State Department of Administrative Services COPS, Series C, 5.00%, 11/1/14	$2,895	$3,079
Oregon State Department of Administrative Services Lottery Revenue Bonds, Series B (Moral Obligation Insured), 4.00%, 4/1/14	100	103
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 4/1/14	100	104
Oregon State Department of Administrative Services Refunding COPS, Series D, 5.00%, 11/1/14	5,670	6,029
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series B, 5.00%, 11/15/13	150	153
Oregon State University System G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	2,020	2,423
Salem-Keizer School District No. 24J G.O. Unlimited Refunding Bonds (AGM School Board Guaranty Insured), 5.00%, 6/15/14	400	418
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds, 4.00%, 11/1/17	5,000	5,397
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien, 4.00%, 10/1/15	2,435	2,616

		23,397

Pennsylvania - 2.6%
Central Bucks School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding), 5.00%, 5/15/15	100	108
Delaware County G.O. Unlimited Bonds, Series A, 3.00%, 10/1/13	115	116
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 10/15/18	300	316
Lehigh County General Purpose Authority Revenue Bonds, St. Luke’s Bethlehem Hospital, Prerefunded, 5.38%, 8/15/13	1,000	1,007
Pennsylvania State G.O. Unlimited Bonds, Second Series (NATL-RE FGIC Insured), 5.00%, 7/1/13	125	125
Pennsylvania State G.O. Unlimited Bonds, Third Series, 5.00%, 9/1/13	500	504
Pennsylvania State G.O. Unlimited Refunding & Projects Bonds, First Series (NATL-RE Insured), Prerefunded, 4.50%, 2/1/14	100	102
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series, 5.00%, 7/1/15	15,000	16,335
Pennsylvania State G.O. Unlimited Refunding Bonds, Third Series 2004, 5.25%, 7/1/14	150	158
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, 5.00%, 9/1/17	5,000	5,768
Pennsylvania State Infrastructure Investment Authority Revenue Refunding Bonds, Series A, Loan Pool, 5.00%, 9/1/13	100	101
Trinity Area School District G.O. Unlimited Bonds (NATL-RE FGIC Insured State Aid Withholding), Prerefunded, 4.00%, 11/1/13	100	101
University of Pittsburgh of the Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University Insured), 5.00%, 9/15/14	6,000	6,344

		31,085

Rhode Island - 0.0%
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/14	150	159

South Carolina - 1.8%
Charleston G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 3/1/14	300	305

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
South Carolina - 1.8% continued
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/18	$5,705	$6,576
Lancaster Educational Assistance Program, Inc. Installment Purchase Revenue Bonds, School District Lancaster County Project, Prerefunded, 5.25%, 12/1/14	645	690
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured), 5.00%, 3/1/19	2,120	2,481
South Carolina State Capital Improvements G.O. Unlimited Bonds, 5.00%, 3/1/15	10,000	10,758
South Carolina State University Infrastructure G.O. Unlimited Bonds, Series B (State Aid Withholding), 5.00%, 11/1/14	200	213

		21,023

South Dakota - 0.1%
South Dakota State Building Authority Project Revenue Refunding Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 9/1/13	780	786

Tennessee - 1.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University Insured), 5.25%, 10/1/15	5,000	5,528
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University Insured), 5.00%, 10/1/13	225	228
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue Refunding Bonds, Sub Lien, 5.00%, 7/1/20	1,500	1,751
Shelby County G.O. Unlimited Refunding Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 4/1/15	995	1,074
Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 4/1/15	4,005	4,320
Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/15	5,000	5,414
Tennessee State School Bond Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program (State Intercept Program), 4.00%, 5/1/14	1,030	1,063
Williamson County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/14	100	104

		19,482

Texas - 5.7%
Alamo Community College District Combined Fee Revenue Refunding Bonds (AMBAC Insured), Escrowed to Maturity, 4.00%, 11/1/14	100	105
Alamo Community College District G.O. Limited Tax Bonds, Series A (NATL-RE Insured), 5.00%, 8/15/14	170	179
Austin Community College District G.O. Limited Bonds (AMBAC Insured), Prerefunded, 5.00%, 8/1/13	100	100
Austin Electric Utility System Revenue Refunding Bonds (AGM Insured), 5.50%, 11/15/13	250	255
5.00%, 11/15/14	150	160
Austin Electric Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 11/15/13	150	153
Austin Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/1/13	100	100
Austin Public Property Finance Contractual G.O. Limited Bonds, 2.00%, 11/1/13	1,305	1,313
Austin Water & Wastewater System Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 11/15/13	100	102
Austin Water & Wastewater System Revenue Refunding Bonds, Series A, 5.00%, 11/15/13	450	458

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Texas - 5.7% continued
Brazosport Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 5.25%, 2/15/14	$100	$103
Bryan Independent School District G.O. Unlimited Bonds, Series B (PSF Gtd.), 5.25%, 2/15/15	200	215
Burleson Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 4.00%, 8/1/13	150	151
Carrollton G.O. Limited Refunding & Improvement Bonds, 2.00%, 8/15/14	555	565
Channelview Independent School District Building G.O. Unlimited Bonds, Series B (PSF Gtd.), Prerefunded, 5.00%, 8/15/14	100	105
Comal Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 5.00%, 2/1/14	100	103
Comal Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 5.00%, 2/1/14	100	103
Conroe Independent School District G.O. Unlimited Refunding & Schoolhouse Bonds (PSF Gtd.), 5.50%, 2/15/14	200	207
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.), 3.13%, 2/15/17	7,140	7,650
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 3.25%, 2/15/17	7,000	7,531
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien (AMBAC Insured), 5.00%, 12/1/14	700	747
Dallas County Schools Public Property Financial Contractual G.O. Limited Bonds, 3.00%, 12/1/13	250	253
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.), 5.50%, 2/15/17	10,000	11,557
Dallas Waterworks & Sewer System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 10/1/13	250	253
5.00%, 10/1/15	250	275
Denton County Permanent Improvement G.O. Limited Refunding Bonds (NATL-RE Insured), Prerefunded, 4.50%, 7/15/15	200	216
El Paso G.O. Limited Refunding Bonds, 3.00%, 8/15/21	1,045	1,065
El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 2/15/14	200	206
Fort Worth Water & Sewer Revenue Refunding Bonds, 5.00%, 2/15/17	1,120	1,272
Frisco G.O. Limited Refunding & Improvement Bonds (NATL-RE Insured), 5.25%, 2/15/14	100	103
5.25%, 2/15/15	100	108
Frisco Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.25%, 8/15/15	210	231
Goose Creek Consolidated Independent School District House G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 2/15/14	115	118
Grapevine-Colleyville Independent School Building District G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured), 4.25%, 8/15/14	200	209
Harris County Flood Control District G.O. Limited Tax Refunding Bonds, Series A, 4.13%, 10/1/13	250	253
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 10/1/13	100	101
Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien, 5.00%, 11/15/13	300	306
Houston Higher Education Finance Corp. Revenue Bonds, Series A , Rice University Project, 4.00%, 5/15/14	250	258
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.), 6.30%, 8/15/14	325	347

NORTHERN FUNDS QUARTERLY REPORT    23    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Texas - 5.7% continued
Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured), Prerefunded, 5.00%, 3/1/15	$3,000	$3,221
Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	5,000	5,683
Houston Utility System Combined Revenue Refunding Bonds, Series A, First Lien (Assured Guaranty Insured), 3.50%, 11/15/15	500	534
Humble Independent School District Building G.O. Unlimited Bonds (NATL-RE FGIC Insured), 5.00%, 2/15/14	500	515
Hutto Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 4.65%, 8/1/13	150	151
Irving G.O. Limited Refunding & Improvement Bonds, Series A, Unrefunded Balance, 5.00%, 11/15/13	865	881
Klein Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.50%, 8/1/15	295	325
La Joya Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), 0.98%, 8/1/13(2)	125	125
La Joya Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 5.00%, 2/15/14	100	103
Lake Travis Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 2/15/14	100	103
Laredo G.O. Limited Refunding Bonds (AMBAC Insured), 5.00%, 8/15/14	125	132
Lewisville Water & Sewer System Revenue Refunding & Improvement Bonds, 4.00%, 2/15/14	125	128
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, Escrowed to Maturity, 5.00%, 5/15/15	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.75%, 5/15/15	270	297
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, Escrowed to Maturity, 5.00%, 5/15/15	65	70
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Prerefunded, Escrowed to Maturity, 5.00%, 5/15/15	1,250	1,354
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Unrefunded Balance, 5.00%, 5/15/15	260	281
Lubbock Certificates Obligation Waterworks G.O. Limited Bonds, Series A, 4.00%, 2/15/15	220	232
Lubbock Waterworks System G.O. Limited Certificates, 5.00%, 2/15/14	180	185
Mesquite Independent School District Building G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/15/13	300	302
North Texas State Municipal Water District System Revenue Bonds, 5.00%, 9/1/13	400	403
North Texas State Municipal Water District System Revenue Refunding & Improvement Bonds, 4.00%, 9/1/14	100	104
Northeast Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/1/15	150	164
Northside Independent School District Building G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/15/18	650	744
Nueces County G.O. Limited Certificates (AMBAC Insured), Prerefunded, 5.00%, 2/15/14	400	412
Pasadena G.O. Limited Bonds (NATL-RE Insured), Prerefunded, 4.50%, 2/15/14	105	108

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Texas - 5.7% continued
Pearland G.O. Limited Certificates (AMBAC Insured), Prerefunded, 4.63%, 3/1/14	$100	$103
Plano G.O. Limited Refunding & Improvement Bonds, Prerefunded, 4.00%, 9/1/13	100	101
Port Houston Authority G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 10/1/13	500	506
Port Neches-Groves Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 3.75%, 2/15/14	100	102
Richardson G.O. Limited Refunding Bonds, 4.00%, 2/15/18	1,000	1,111
Richardson Independent School District Building G.O. Unlimited Refunding Bonds, 5.00%, 2/15/14	100	103
Round Rock G.O. Limited Refunding Bonds (AMBAC Insured), 5.00%, 8/15/13	190	191
San Antonio Electric & Gas System Revenue Bonds, Series A, 5.00%, 2/1/14	445	458
San Antonio G.O. Limited Certificates, 4.00%, 8/1/13	100	100
Southlake G.O. Limited Refunding Bonds, 4.00%, 2/15/15	100	106
Tarrant County G.O. Limited Tax Bonds, 4.13%, 7/15/14	150	156
Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/15	7,000	7,696
Texas State PFA Revenue Bonds, Building & Procurement Commission (NATL-RE Insured), 4.50%, 8/1/14	135	141
Texas State PFA Unemployment Compensation Revenue Bonds, Series A, 5.00%, 7/1/14	615	645
Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 4/1/15	155	167
University of Houston Consolidated Revenue Refunding Bonds (AGM Insured), 5.00%, 2/15/14	350	360
University of Texas Financing System Revenue Bonds, Series A, 5.00%, 8/15/14	175	184
University of Texas Financing System Revenue Bonds, Series B, 5.25%, 8/15/13	100	101
University of Texas Financing System Revenue Bonds, Series D, 5.25%, 8/15/13	250	252
University of Texas Financing System Revenue Bonds, Series F, 5.00%, 8/15/13	250	252
University of Texas Revenue Refunding Bonds, Series A, 5.00%, 8/15/13	225	226
Williamson County Road G.O. Unlimited Bonds (AMBAC Insured), 5.00%, 2/15/15	150	161

		67,320

Utah - 3.2%
Alpine School District Building G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program), 5.00%, 3/15/18	2,800	3,262
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 5.00%, 6/1/18	7,540	8,808
Intermountain Power Agency Supply Revenue Refunding Bonds, Series A, Prerefunded, 5.50%, 7/1/13	3,500	3,502
Intermountain Power Agency Supply Revenue Refunding Bonds, Subseries A (AMBAC Insured), Partially Escrowed to Maturity, 5.00%, 7/1/13	125	125
Nebo School District Building G.O. Unlimited Bonds (School Board Guaranty Program), 4.25%, 7/1/13	125	125
Nebo School District G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program), 3.00%, 7/1/14	130	133
2.00%, 7/1/20	10,000	9,890
Salt Lake County Sales TRB, 5.00%, 8/1/13	100	100

NORTHERN FUNDS QUARTERLY REPORT    25    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Utah - 3.2% continued
Uintah County Municipal Building Authority Lease Revenue Bonds, 4.50%, 6/1/14	$650	$674
Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/15	10,160	11,077
Utah State G.O. Unlimited Bonds, Series B, Prerefunded, 5.00%, 7/1/14	400	419

		38,115

Virginia - 6.0%
Arlington County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 8/1/15	3,235	3,472
Fairfax County G.O. Unlimited Refunding & Improvement Bonds, Series A (State Aid Withholding), Prerefunded, 4.50%, 4/1/14	745	769
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 10/1/15	10,235	11,262
Loudoun County G.O. Unlimited Bonds, Series B, 5.00%, 11/1/17	10,000	11,624
Loudoun County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/1/13	100	100
Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding), 5.00%, 12/1/13	1,000	1,020
Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 4.00%, 12/1/17	3,010	3,377
Norfolk Capital Improvement G.O. Unlimited Bonds, Series A, 2.25%, 11/1/13	675	680
Prince William County Service Authority Water & Sewer System Revenue Refunding Bonds, 5.00%, 7/1/13	100	100
Suffolk Public Improvement G.O. Unlimited Bonds (NATL-RE Insured), Prerefunded, 4.13%, 8/1/14	120	125
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program), 5.00%, 9/1/14	350	369
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series C, 21st Century College (State Intercept Program), 4.00%, 2/1/15	100	106
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured), 5.00%, 5/15/17	2,725	3,118
Virginia State Commonwealth Transportation Board Revenue Bonds, Series A-1, Capital Projects (State Appropriation Insured), 5.00%, 5/15/14	100	104
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/20	8,170	9,713
Virginia State G.O. Unlimited Bonds, Series A, Prerefunded, 4.50%, 6/1/15	250	269
Virginia State Polytechnic Institute & State University Revenue Refunding Bonds, Series C, General University Services System (AMBAC Insured), 4.00%, 6/1/14	250	259
Virginia State Public Building Authority Facilities Revenue Bonds, Series A, 5.00%, 8/1/13	200	201
5.00%, 8/1/14	260	274
Virginia State Public School Authority Revenue Bonds, Series B, School Financing 1997 (State Aid Withholding), 5.00%, 8/1/16	1,000	1,124
Virginia State Public School Authority Revenue Refunding Bonds, Series C, School Financing (State Aid Withholding), 5.00%, 8/1/19	10,000	11,809
Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Revolving Fund, 5.00%, 10/1/20	3,500	4,209

TAX-EXEMPT FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Virginia - 6.0% continued
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing, 5.00%, 11/1/20	$1,930	$2,312
Virginia State Resources Authority Infrastructure Revenue Bonds, Subseries A, 5.00%, 11/1/13	250	254
Virginia State Resources Authority Infrastructure Revenue Bonds, Senior Non Ace Series A, Pooled Financing, 5.00%, 11/1/15	4,025	4,440
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing, 3.00%, 11/1/13	115	116
Virginia State Resources Authority Infrastructure Senior Revenue Bonds, Unrefunded Balance, 3.00%, 11/1/13	130	131

		71,337

Washington - 3.6%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Series A (AMBAC Insured), 3.63%, 11/1/13	100	101
Douglas County Public Utility District No. 1 Wells Hydroelectric Revenue Refunding Bonds, Series C (NATL-RE Insured), Prerefunded, 4.13%, 9/1/13	145	146
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 1, 5.00%, 7/1/14	3,500	3,668
5.50%, 7/1/14	1,600	1,685
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, 5.50%, 7/1/13	600	600
5.00%, 7/1/14	225	236
5.00%, 7/1/15	5,000	5,442
5.00%, 7/1/18	10,000	11,649
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3 (AMBAC Insured), 5.00%, 7/1/13	450	450
Energy Northwest Washington Electric Revenue Refunding Bonds, Series D, Project No. 1, 5.00%, 7/1/13	775	775
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 12/1/18	2,500	2,766
5.00%, 12/1/20	2,000	2,349
King County G.O. Limited Refunding Bonds, Series A, Prerefunded, 5.25%, 12/1/13	120	122
King County School District No. 1 Seattle G.O. Limited Refunding Bonds, 2.00%, 12/1/13	100	101
King County School District No. 415 Kent G.O. Unlimited Refunding Bonds, Series B (AGM School Board Guaranty Insured), 5.50%, 6/1/14	70	73
King County Sewer Revenue Refunding Bonds, Series B, 5.00%, 1/1/14	200	205
Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds, 5.00%, 10/1/17(1)	600	688
Redmond G.O. Limited Bonds, 3.50%, 12/1/13	100	101
Seattle Water System Revenue Refunding & Improvement Bonds, 5.00%, 2/1/14	150	154
Snohomish County G.O. Limited Bonds, Unrefunded Balance (NATL-RE Insured), 5.00%, 12/1/13	280	286
Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured), 5.00%, 12/1/17	3,000	3,274
Snohomish County Public Utility District No. 1 Generation System Revenue Refunding Bonds, 4.00%, 12/1/13	200	203
Snohomish County Public Utility System District No. 1 Electric Revenue Refunding Bonds, 2.00%, 12/1/13	100	101

NORTHERN FUNDS QUARTERLY REPORT    27    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
Washington - 3.6% continued
Snohomish County School District No. 16 Arlington G.O. Unlimited Refunding Bonds (NATL-RE FGIC School Board Guaranty Insured), Prerefunded, 5.25%, 12/1/14	$250	$268
Tacoma G.O. Limited Tax Refunding Bonds, 5.00%, 12/1/18	600	690
Thurston County G.O. Limited Tax Refunding Bonds (AMBAC Insured), 5.00%, 11/1/13	100	102
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/18	5,200	5,995
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B, 5.00%, 7/1/13	220	220
5.00%, 7/1/13	200	200
Washington State Various Purpose G.O. Unlimited Bonds, Series D (AMBAC Insured), Prerefunded, 5.00%, 1/1/14	250	256
Washington State Various Purpose G.O. Unlimited Bonds, Series F, 4.50%, 7/1/15	250	270

		43,176

West Virginia - 0.0%
West Virginia State Infrastructure G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 11/1/13	100	102

Wisconsin - 1.5%
Madison Area Technical College G.O. Unlimited Promissory Notes, Series B, 2.00%, 3/1/14	150	152
Madison G.O. Unlimited Promissory Notes, Series A, 3.75%, 10/1/13	100	101
Madison Metropolitan School District G.O. Unlimited Refunding Bonds, 2.00%, 3/1/14	100	101
Milwaukee County G.O. Unlimited Refunding Bonds, Series A, 3.40%, 8/1/14	5,000	5,169
Milwaukee County G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 10/1/13	200	202
Milwaukee G.O. Unlimited Promissory & Corporate Notes, 5.00%, 5/1/20	1,175	1,391
Milwaukee G.O. Unlimited Promissory Notes, Series N1, 5.00%, 2/15/16	4,300	4,756
Northland Pines School District G.O. Unlimited Refunding Bonds (AGM Insured), Prerefunded, 5.25%, 4/1/14	120	125
Racine County Law Enforcement Center G.O. Unlimited Bonds (AMBAC Insured), 4.00%, 3/1/14	100	103
Wisconsin State G.O. Unlimited Bonds, Series D, 5.00%, 5/1/15	4,625	5,005
Wisconsin State Transportation Revenue Bonds, Series A (NATL-RE FGIC Insured), Prerefunded, 4.50%, 7/1/15	250	270

		17,375

Total Municipal Bonds (Cost $1,070,398)		1,091,819

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.4%
AIM Tax-Free Cash Reserve Portfolio	96,013	$96
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3) (4)	87,719,821	87,720

Total Investment Companies (Cost $87,816)		87,816

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1 .8%
Michigan State Finance Authority Revenue Notes, Series B-1, 2.00%, 8/20/13	$5,000	$5,013
New York State Dormitory Non State Supported Debt Revenue Bonds, Series I, School Districts Financing Program (State Aid Withholding), 2.00%, 10/1/13	1,685	1,693

TAX-EXEMPT FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.8% continued
Texas State TRANS, 2.50%, 8/30/13	$15,000	$15,061

Total Short-Term Investments (Cost $21,759)		21,767

Total Investments - 101.0% (Cost $1,179,973)		1,201,402
Liabilities less Other Assets - (1.0)%		(12,072)

NET ASSETS - 100.0%		$1,189,330

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $91,114,000 with net sales of approximately $3,394,000 during the three months ended June 30, 2013.

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	7.3%
General	17.1
General Obligations	35.6
School District	14.4
All other sectors less than 5%	25.6

Total	100.0%

At June 30, 2013, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	25.8%
AA	53.6
A	10.3
BB	0.0 (1)
Not Rated	1.0
SP1+/MIG1	1.7
SP1/MIG1	0.3
Cash and Equivalents	7.3

Total	100.0%

(1)	Amount rounds to less than 0.1%.
*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    29    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,091,819	(1)	$—	$1,091,819
Investment Companies	87,816	—		—	87,816
Short-Term Investments	—	21,767		—	21,767

Total Investments	$87,816	$1,113,586		$—	$1,201,402

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,179,973

Gross tax appreciation of investments	$26,440
Gross tax depreciation of investments	(5,011)

Net tax appreciation of investments	$21,429

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BHAC - Berkshire Hathaway Assurance Corporation

COPS - Certificates of Participation

CR - Custody Receipts

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

IBC - Insured Bond Certificates

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina School District Enhancement

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%
Alabama - 0.1%
Birmingham Convertible G.O. Unlimited CABS, Series A, 0.43%, 3/1/27(1)	$1,000	$897

Alaska - 0.3%
Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured), 5.25%, 12/1/25	3,000	3,209

Arizona - 2.4%
Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/24	5,000	5,683
Arizona State Transportation Board Highway Revenue Bonds, Subseries A, 5.00%, 7/1/26	3,000	3,367
5.00%, 7/1/34	2,500	2,698
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,169
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, 5.00%, 1/1/38	3,860	4,103
Scottsdale Preserve Acquisition G.O. Unlimited Bonds, Project of 2004, 3.00%, 7/1/31	5,000	4,345

		25,365

California - 9.7%
Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	1,500	1,607
California State Educational Facilities Authority Revenue Bonds, Stanford University, 5.25%, 4/1/40	11,745	14,186
California State G.O. Unlimited Refunding Bonds, 5.00%, 10/1/22	5,000	5,903
6.25%, 11/1/34	2,830	3,370
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	75	75
Carlsbad Unified School District Convertible Election G.O. Unlimited CABS, Series B, 1.78%, 5/1/34(1)	2,500	1,921
Coast Community College District G.O. Unlimited Bonds, Series A, Election of 2012, 4.00%, 8/1/38	5,000	4,605
Long Beach Community College District Convertible G.O. Unlimited CABS, Series B, Election of 2008, 1.64%, 8/1/49(1)	5,000	1,469
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,063
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), Prerefunded, 5.00%, 10/1/13	1,000	1,012
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries B, 5.00%, 6/1/29	7,250	7,823
Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	6,615
Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	7,020	7,794
Riverside County Transportation Commission Sales Limited TRB, Series A, 5.25%, 6/1/39	1,000	1,079
Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,366
Sacramento Municipal Utility District Revenue Bonds, Series A, 5.00%, 8/15/37	4,000	4,201
San Diego County Regional Airport Authority Revenue Bonds, Senior Series B (AMT), 5.00%, 7/1/38	1,000	1,017
5.00%, 7/1/43	3,000	3,031
San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	5,000	5,533
Santa Clara County G.O. Unlimited Bonds, Series B, Election of 2008, 3.50%, 8/1/38	10,120	8,241

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5% continued
California - 9.7% continued
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	$1,100	$1,261
University of California General Revenue Bonds, Series AB, 5.00%, 5/15/41	4,585	4,813
University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,802
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, 5.50%, 8/1/33	7,000	7,858
William S. Hart Union High School District G.O. Unlimited Bonds, Series C, Elecion of 2008, 4.00%, 8/1/38	5,000	4,542

		103,187

Colorado - 2.4%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 5.00%, 3/1/43	10,000	10,593
Colorado State Health Facilities Authority Revenue Bonds, Series A, Catholic Health Initiatives, 4.50%, 9/1/38	1,250	1,210
Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,243
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured), 6.00%, 1/1/14	2,275	2,285
Pueblo County School District No. 70 G.O. Unlimited Bonds (State Aid Withholding), 4.00%, 12/1/26	1,850	1,882
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series A, FasTracks Project, 5.00%, 11/1/29	5,630	6,293

		25,506

Connecticut - 0.3%
Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	2,500	2,882
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured), 4.75%, 11/15/18	645	678

		3,560

Delaware - 0.5%
Delaware State G.O. Unlimited Bonds, 5.00%, 7/1/19	3,665	4,375
Delaware State Housing Authority Senior SFM Revenue Bonds, Series A (AMT) (AGM Insured), 5.80%, 7/1/35	1,205	1,256

		5,631

District of Columbia - 2.2%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), 5.50%, 4/1/36	1,010	1,115
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.50%, 10/1/39	20,000	22,107

		23,222

Florida - 6.3%
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	5,235	5,708
5.00%, 9/1/25	1,000	1,080
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,708
Florida State Board of Education G.O. Unlimited Refunded Bonds, Escrowed to Maturity, 9.13%, 6/1/14	285	308
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/25	5,235	5,980
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	6,365	6,665
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	10,000	11,029

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5% continued
Florida - 6.3% continued
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.25%, 10/1/19	$2,000	$2,352
6.25%, 10/1/31	3,000	3,482
Florida State Municipal Power Agency Revenue Refunding Bonds, Stanton Project, 5.50%, 10/1/19	500	594
Jacksonville Port Authority Revenue Refunding Bonds (AMT), 5.00%, 11/1/38	6,500	6,567
Jea St. Johns River Power Park System Revenue Bonds, Series 6, Issue 3, 4.00%, 10/1/32	5,000	4,901
Miami-Dade County Aviation International Airport Revenue Bonds, Series A, 5.50%, 10/1/29	2,500	2,736
Miami-Dade County Aviation Revenue Refunding Bonds, Series B, 5.00%, 10/1/24	1,820	1,999
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity, 6.75%, 10/1/17	5,845	6,646
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	4,830	5,028

		67,783

Georgia - 2.1%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	7,500	8,341
Atlanta Airport Revenue Bonds, Series B, 5.00%, 1/1/37	1,000	1,041
Georgia State G.O. Unlimited Bonds, Series C, 5.00%, 7/1/13	5,000	5,002
Georgia State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 10/1/22	5,000	5,634
Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,523

		22,541

Hawaii - 2.6%
Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	5,000	5,439
Honolulu City & County G.O. Unlimited Bonds, Series D, 5.25%, 9/1/34	1,000	1,139
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL-RE FGIC Insured), 5.00%, 7/1/35	15,000	15,775
University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	5,000	5,445

		27,798

Illinois - 10.2%
Bolingbrook G.O. Unlimited CABS, Series B, Unrefunded Balance (NATL-RE Insured), 2.75%, 1/1/33(1)	505	172
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,005
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge, 5.00%, 1/1/23	4,740	5,289
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT) Passenger Facilities Charge, 5.00%, 1/1/26	2,500	2,635
Cook County Sales TRB, 5.00%, 11/15/37	10,000	10,559
Illinois State Educational Facilities Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/38	5,505	5,579
Illinois State Finance Authority Revenue Bonds, North Western Memorial Healthcare, 5.00%, 8/15/43	1,000	1,031
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/34	2,500	2,625
6.00%, 3/1/38	4,850	5,220
5.25%, 3/1/40	2,500	2,622
Illinois State Finance Authority Revenue Bonds, Series A, Depaul University, 6.13%, 10/1/40	5,000	5,562

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5% continued
Illinois - 10.2% continued
Illinois State Finance Authority Revenue Bonds, Series B, University of Chicago, 5.75%, 7/1/33	$3,200	$3,696
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2/1/27	5,000	5,436
Illinois State Sales TRB, 5.25%, 6/15/24	5,000	5,018
Illinois State Toll Highway Authority Revenue Bonds, Series A, 5.00%, 1/1/38	8,000	8,332
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B, 5.50%, 1/1/33	10,500	11,469
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured), 5.50%, 1/1/33	5,000	5,479
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B, McCormick Place Project (AGM Insured), 5.00%, 6/15/50	12,500	12,761
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B-2, McCormick Project, 5.00%, 6/15/50	5,000	5,103
Metropolitan Pier & Exposition Authority Revenue CABS, Series B, McCormick Place Project, 2.69%, 12/15/41(1)	10,000	2,003
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured), 5.75%, 6/1/34	2,900	3,303
Springfield Water Revenue Bonds, 5.50%, 3/1/32	2,300	2,526

		108,425

Indiana - 1.3%
Hamilton County Public Building Corp. First Mortgage Revenue Bonds, 7.25%, 8/1/13	1,450	1,458
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/38	2,500	2,635
Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured), Escrowed to Maturity, 7.40%, 7/1/15	5,620	5,980
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured), 3.50%, 6/1/18	3,280	3,477

		13,550

Kansas - 1.0%
Wichita G.O. Unlimited Renewal & Improvement Temporary Notes, Series 248, 0.30%, 8/15/13	10,800	10,801

Louisiana - 2.0%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, 5.25%, 2/1/39	5,000	5,396
Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	10,000	11,801
Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue Refunding Bonds, Series A, 4.75%, 7/1/40	4,165	4,247

		21,444

Maryland - 3.6%
Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, 5.00%, 3/1/16	2,640	2,935
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series C, 4.00%, 8/15/21	5,000	5,668
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/16	5,355	6,033
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2013-1, 5.00%, 3/1/24	10,000	11,669
Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	5,610	6,627
Maryland State G.O. Unlimited Refunding Bonds, First Series B, 4.50%, 8/1/21	5,000	5,859

		38,791

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5% continued
Massachusetts - 7.8%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series A-1, 5.25%, 7/1/33	$5,000	$5,706
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/25	10,000	11,772
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A, 5.00%, 4/1/19	2,500	2,937
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C, 4.00%, 6/1/43	5,000	4,789
Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,032
Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1, 5.25%, 7/1/29	5,000	5,342
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology (G.O. of University Insured), 5.00%, 7/1/19	5,000	5,674
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, 5.00%, 8/15/22	10,000	11,917
Massachusetts State School Building Authority Sales TRB, Senior Series A, 5.00%, 5/15/43(2)	10,000	10,600
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	645	706
Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded, 5.00%, 8/15/15	3,000	3,286
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/27	10,000	11,250
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/19	3,000	3,719
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/36	2,520	2,864

		83,594

Michigan - 0.8%
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.50%, 10/15/45	2,565	2,754
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.38%, 10/15/36	5,000	5,371

		8,125

Minnesota - 0.5%
Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building Project (AGM School District Credit Program Insured), 5.00%, 2/1/26	5,000	5,268

Mississippi - 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	20	20

Nebraska - 1.3%
Omaha Public Power District Revenue Bonds, Series B, 5.00%, 2/1/28	5,355	5,871
5.00%, 2/1/29	4,500	4,903
Omaha Public Power District System Revenue Bonds, Series A, 5.50%, 2/1/39	2,500	2,750

		13,524

Nevada - 0.4%
Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured), 5.00%, 7/1/26	1,670	1,780
Washoe County Highway Fuel TRB, 5.00%, 2/1/38	2,770	2,854

		4,634

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5% continued
New Hampshire - 1.0%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System, 5.25%, 6/1/39	$10,000	$11,059

New Jersey - 3.2%
New Jersey State Economic Development School Facilities Construction Authority Revenue Refunding Bonds, Series NN, 5.00%, 3/1/25	9,000	9,982
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/42	3,000	3,091
New Jersey State Transportation Trust Fund Authority System Revenue Bonds, Series A, 5.00%, 6/15/42	1,000	1,034
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 1.33%, 1/1/35(1)	5,000	4,668
New Jersey State Turnpike Authority Revenue Bonds, Series A, 5.00%, 1/1/38	15,000	15,550

		34,325

New Mexico - 0.3%
New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series I-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities), 5.00%, 9/1/26	2,525	2,676

New York - 12.9%
Long Island Power Authority General Revenue Bonds, Series A, 6.00%, 5/1/33	5,000	5,724
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, 5.50%, 11/15/39	10,000	10,914
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 11/15/16	5,000	5,689
Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,481
New York City G.O. Unlimited Bonds, Subseries F-1, 5.00%, 3/1/37	5,000	5,299
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, 5.75%, 6/15/40	10,000	11,270
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, 5.00%, 2/1/25	5,000	5,637
New York City Transitional Finance Authority Future TRB, Subseries F-1, 5.00%, 2/1/27	5,000	5,633
5.00%, 2/1/36	5,000	5,354
New York City Transitional Finance Authority Future TRB, Unrefunded Balance (NATL-RE FGIC Insured), 5.25%, 2/1/17	120	120
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,648
New York State Dormitory Authority Personal Income TRB, Series B, 5.00%, 3/15/42	2,000	2,120
New York State Dormitory Authority Revenue Bonds, Series A, Court Facilities Lease Issue (AMBAC Insured State Intercept Program), 5.50%, 5/15/28	5,000	5,872
New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/30	5,000	5,989
New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	11,980	13,738
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Municipal Water Revolving Funds, 5.00%, 6/15/41	10,000	10,662
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, 5.50%, 4/15/35	5,000	6,010

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5% continued
New York - 12.9% continued
New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	$5,000	$5,710
New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 3/15/26	3,020	3,432
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,000	5,287
5.00%, 10/15/24	10,000	10,474
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C, 5.50%, 6/1/19	1,945	1,953

		138,016

North Carolina - 2.6%
Charlotte COPS, Series B, 3.00%, 6/1/22	10,000	10,009
Charlotte Mecklenburg Hospital Authority Carolinas Healthcare System Revenue Refunding Bonds, Series A, 3.50%, 1/15/32	2,145	1,780
5.00%, 1/15/39	5,000	5,083
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,237
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured), 6.00%, 1/1/22	6,015	7,341

		27,450

Ohio - 0.8%
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/22	2,500	2,985
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/21	5,000	5,978

		8,963

Oregon - 0.7%
Oregon State G.O. Unlimited Refunding Bonds, Series N, 5.00%, 12/1/23	2,845	3,341
Oregon State Health & Science University Revenue Bonds, Series E, 4.00%, 7/1/29	1,800	1,758
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Refunding Bonds (School Building Guaranty Insured), 4.00%, 6/15/24	2,465	2,644

		7,743

Pennsylvania - 2.4%
Allegheny County G.O. Unlimited Refunding Bonds, Series C-70, 5.00%, 12/1/34	2,675	2,775
Pennsylvania State G.O. Unlimited Bonds, First Series, 5.00%, 6/1/25	10,000	11,474
Pennsylvania State G.O. Unlimited Bonds, First Series A, 5.00%, 2/15/19	3,000	3,525
Pennsylvania State Housing Finance Agency Mortgage Revenue Bonds, Series 115A (AMT), 4.20%, 10/1/33	2,300	2,203
Westmoreland County Municipal Authority Revenue Bonds, 5.00%, 8/15/37	5,000	5,168

		25,145

Rhode Island - 0.2%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan, 5.00%, 10/15/28	1,800	1,953

South Carolina - 2.0%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,995	7,092
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.50%, 1/1/38	13,000	14,303

		21,395

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5% continued
Tennessee - 1.3%
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Bonds, 5.00%, 7/1/30	$5,425	$5,934
5.00%, 7/1/40	7,500	7,999

		13,933

Texas - 7.1%
Dallas Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 6.38%, 2/15/34	5,000	5,906
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	835	848
Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/22	1,780	2,074
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF Gtd.), 6.00%, 8/15/38	5,000	5,750
Frisco Independent School District Building G.O. Unlimited Bonds, Series B (PSF Gtd.), Prerefunded, 5.00%, 8/15/13	10,695	10,760
Grand Prairie Independent School District G.O. Unlimited Refunding CABS, 3.68%, 8/15/29(1)	12,505	4,931
Houston Community College G.O. Limited Bonds, 5.00%, 2/15/36	5,625	5,964
Leander Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/15/32	5,000	5,014
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.25%, 5/15/31	10,000	11,365
San Antonio Electric & Gas Revenue Bonds, Junior Lien, 5.00%, 2/1/38	1,500	1,599
5.00%, 2/1/43	3,500	3,662
Socorro Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 5.00%, 8/15/38(2)	5,000	5,426
Texas State PFA Unemployment Compensation Revenue Bonds, Series A, 5.00%, 7/1/13	10,000	10,004
University of Houston Consolidated Revenue Refunding Bonds, Series A, 5.00%, 2/15/27	2,500	2,740

		76,043

Virginia - 1.0%
Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/21	1,500	1,796
Richmond Public Utility Revenue Refunding Bonds, Series A, 5.00%, 1/15/38	5,000	5,381
5.00%, 1/15/43	3,500	3,741

		10,918

Washington - 1.0%
Spokane Public Facilities District Revenue Refunding Bonds, Series B, 5.00%, 12/1/28	4,870	5,196
Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	5,867

		11,063

West Virginia - 0.6%
West Virginia State University Project Revenue Bonds, Series A, 5.00%, 10/1/35	6,380	6,778

Wisconsin - 0.6%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/22	5,000	5,886

Total Municipal Bonds (Cost $1,013,535)		1,020,221

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3) (4)	23,571,581	$23,572

Total Investment Companies (Cost $23,572)		23,572

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 3.3%
Madison Metropolitan School District Tax & Revenue Anticipation Promissory Notes, 2.00%, 9/4/13	$5,000	$5,016
Texas State TRANS, 2.50%, 8/30/13	29,935	30,057

Total Short-Term Investments (Cost $35,063)		35,073

Total Investments - 101.0% (Cost $1,072,170)		1,078,866

Liabilities less Other Assets - (1.0)%		(10,624)

NET ASSETS - 100.0%		$1,068,242

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $152,662,000 with net sales of approximately $129,090,000 during the three months ended June 30, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	23.5%
General Obligation	18.4
Higher Education	8.2
Power	7.2
School District	5.2
Transportation	9.2
Water	12.6
All other sectors less than 5%	15.7

Total	100.0%

At June 30, 2013, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	18.9%
AA	53.0
A	21.6
SP1+/MIG1	3.8
SP1/MIG1	0.5
Cash and Equivalents	2.2

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,020,221	(1)	$—	$1,020,221
Investment Companies	23,572	—		—	23,572
Short-Term Investments	—	35,073		—	35,073

Total Investments	$23,572	$1,055,294		$—	$1,078,866

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	JUNE 30, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,072,170

Gross tax appreciation of investments	$38,314
Gross tax depreciation of investments	(31,618)

Net tax appreciation of investments	$6,696

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL-RE - National Public Finance Guarantee Corp.

PFA - Public Finance Authority

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.1%
Brazil - 6.9%
ALL - America Latina Logistica S.A.	1,492,103	$6,339
Arezzo Industria e Comercio S.A.*	81,800	1,254
Arteris S.A.	472,110	4,208
Banco Bradesco S.A. ADR*	496,262	6,456
Banco do Brasil S.A.*	463,559	4,589
Banco Santander Brasil S.A.	746,600	4,540
Banco Santander Brasil S.A. ADS	977,888	6,083
BM&FBOVESPA S.A.*	491,647	2,701
BR Malls Participacoes S.A.	547,100	4,892
Brookfield Incorporacoes S.A.*	674,600	463
CETIP S.A. - Mercados Organizados*	1,062,887	10,808
Cosan Ltd., Class A	406,900	6,576
Cosan S.A. Industria e Comercio	57,473	1,108
Diagnosticos da America S.A.	852,397	4,412
EcoRodovias Infraestrutura e Logistica S.A.	503,400	3,522
Embraer S.A. ADR*	62,863	2,319
Ez Tec Empreendimentos e Participacoes S.A.	56,956	695
Fibria Celulose S.A.*	1,653,600	18,342
JBS S.A.	1,859,300	5,341
Kroton Educacional S.A.	573,200	7,935
Light S.A.	95,800	666
Localiza Rent a Car S.A.*	372,320	5,264
Natura Cosmeticos S.A.	214,867	4,699
Petroleo Brasileiro S.A.*	126,586	843
Petroleo Brasileiro S.A. ADR*	713,782	9,579
Petroleo Brasileiro S.A. ADR*	410,040	6,011
Sao Martinho S.A.	21,937	248
Sul America S.A.	144,313	851
Vale S.A.	90,603	1,184
Vale S.A. ADR	1,019,929	13,412

		145,340

Canada - 0.4%
Methanex Corp.	179,700	7,697

Chile - 0.2%
Banco de Chile	3,737,878	539
Banco Santander Chile ADR	27,426	671
Cia Cervecerias Unidas S.A.	94,622	1,351
ENTEL Chile S.A.	39,082	654

		3,215

China - 8.9%
AAC Technologies Holdings, Inc.	747,000	4,202
Anhui Conch Cement Co. Ltd., Class H	742,191	1,991
Anta Sports Products Ltd.	4,205,910	3,676
Baidu, Inc. ADR*	169,303	16,004
Bank of China Ltd., Class H	10,862,106	4,434
Central China Real Estate Ltd.	1,578,883	449
China Coal Energy Co. Ltd., Class H	4,186,000	2,172
China Construction Bank Corp., Class H	38,634,951	27,138
China Dongxiang Group Co.	17,013,000	2,720
China Molybdenum Co. Ltd., Class H	734,000	252
China Petroleum & Chemical Corp., Class H	4,363,271	3,048
China Shenhua Energy Co. Ltd., Class H	3,560,052	8,992
China Shineway Pharmaceutical Group Ltd.	2,685,750	4,274
China Telecom Corp. Ltd., Class H	600,000	285
China ZhengTong Auto Services Holdings Ltd.*	7,882,900	3,664
China Zhongwang Holdings Ltd.*	741,200	224
Chongqing Rural Commercial Bank, Class H	726,446	305
CNOOC Ltd.	6,651,342	11,173
CNOOC Ltd. ADR	37,523	6,284
CSR Corp. Ltd., Class H	8,151,000	4,778
Dongfeng Motor Group Co. Ltd., Class H	4,151,508	5,520
Giant Interactive Group, Inc. ADR	207,860	1,665
Great Wall Motor Co. Ltd., Class H	702,920	2,993
Guangzhou Automobile Group Co. Ltd., Class H	17,119,421	16,107
Guangzhou R&F Properties Co. Ltd., Class H	418,800	599
Harbin Electric Co. Ltd., Class H	382,978	251
Hengan International Group Co. Ltd.	916,221	9,962
Huaneng Power International, Inc., Class H	4,473,281	4,401
Industrial & Commercial Bank of China Ltd., Class H	16,699,967	10,437
Lenovo Group Ltd.	4,566,546	4,100
Mindray Medical International Ltd. ADR	208,952	7,825
Parkson Retail Group Ltd.	6,325,022	2,610
PetroChina Co. Ltd. ADR	32,120	3,555
PetroChina Co. Ltd., Class H	2,426,024	2,637
Ping An Insurance Group Co. of China Ltd., Class H	1,176,000	7,833
SOHO China Ltd.	1,620,942	1,283
Tencent Holdings Ltd.	3,800	150

		187,993

Colombia - 0.7%
Almacenes Exito S.A.	46,078	767

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.1% continued
Colombia - 0.7% continued
Bancolombia S.A. ADR	100,279	$5,666
Ecopetrol S.A.	412,090	875
Pacific Rubiales Energy Corp.	423,963	7,446

		14,754

Cyprus - 0.8%
Eurasia Drilling Co. Ltd. GDR (Registered)	290,210	10,805
Globaltrans Investment PLC GDR (Registered)	366,395	5,034

		15,839

Czech Republic - 0.6%
Komercni Banka A.S.	69,646	12,918

Egypt - 0.4%
Commercial International Bank Egypt S.A.E.	2,235,026	9,161

Hong Kong - 5.2%
AIA Group Ltd.	637,800	2,680
Beijing Enterprises Holdings Ltd.	1,225,000	8,794
Belle International Holdings Ltd.	1,733,000	2,382
Chaoda Modern Agriculture Holdings Ltd.† *	5,742,000	—
China Lumena New Materials Corp.	6,736,000	1,249
China Mobile Ltd.	4,729,585	49,154
China Power International Development Ltd.	18,981,350	7,078
Cosco International Holdings Ltd.	1,023,998	411
Galaxy Entertainment Group Ltd.*	1,929,000	9,346
Kingboard Laminates Holdings Ltd.	11,381,000	4,476
KWG Property Holding Ltd.	643,500	334
Nine Dragons Paper Holdings Ltd.	6,269,000	4,055
Pacific Basin Shipping Ltd.	15,152,600	8,590
Shougang Fushan Resources Group Ltd.	4,081,469	1,574
Sinofert Holdings Ltd.	1,848,000	309
Skyworth Digital Holdings Ltd.	1,428,000	714
Stella International Holdings Ltd.	958,100	2,646
TCL Multimedia Technology Holdings Ltd.	590,000	347
Texwinca Holdings Ltd.	6,361,000	5,884

		110,023

Hungary - 0.4%
EGIS Pharmaceuticals PLC	2,679	259
Magyar Telekom Telecommunications PLC	2,408,124	3,483
OTP Bank PLC	192,650	4,043
Richter Gedeon Nyrt.	5,930	888

		8,673

India - 6.1%
Allahabad Bank	25,714	39
Andhra Bank	208,397	286
Axis Bank Ltd.	258,982	5,750
Bajaj Auto Ltd.	40,800	1,314
Bajaj Holdings and Investment Ltd.	23,533	319
Bank of Baroda	46,551	447
Bank of India	345,175	1,349
Canara Bank	280,422	1,701
Chambal Fertilizers & Chemicals Ltd.	76,335	46
Corp. Bank	24,461	144
Dr Reddy’s Laboratories Ltd.	141,404	5,302
GAIL India Ltd.	718,988	3,770
Gitanjali Gems Ltd.	97,115	382
Grasim Industries Ltd.	27,405	1,268
HCL Technologies Ltd.	949,078	12,391
HDFC Bank Ltd. ADR	211,967	7,682
Housing Development Finance Corp.	197,335	2,905
ICICI Bank Ltd.	318,240	5,730
ICICI Bank Ltd. ADR	115,800	4,429
Indiabulls Housing Finance Ltd.	262,438	1,200
Indian Bank	586,956	1,131
Infosys Ltd. ADR	102,435	4,219
McLeod Russel India Ltd.	33,752	164
Oil & Natural Gas Corp. Ltd.	820,200	4,576
Power Finance Corp. Ltd.	43,911	106
Power Grid Corp. of India Ltd.	2,213,949	4,146
Punjab National Bank	167,200	1,822
Reliance Infrastructure Ltd.	39,418	230
State Bank of India GDR (Registered)	42,151	2,813
Syndicate Bank	136,808	250
Tata Chemicals Ltd.	88,700	420
Tata Consultancy Services Ltd.	836,693	21,369
Tata Motors Ltd.	315,352	1,480
Tata Motors Ltd. ADR	154,162	3,614
UCO Bank	241,832	250
Ultratech Cement Ltd.	145,982	4,602
Union Bank of India	74,739	233
Vijaya Bank	293,709	221
Wipro Ltd.	3,119,325	18,305
Zee Entertainment Enterprises Ltd.	882,971	3,489

		129,894

Indonesia - 1.7%
Adaro Energy Tbk PT	32,162,688	2,770
Aneka Tambang Persero Tbk PT	3,604,825	362

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.1% continued
Indonesia - 1.7% continued
Astra Agro Lestari Tbk PT	298,820	$591
Bank Bukopin Tbk PT	3,226,776	234
Bank Mandiri Persero Tbk PT	5,804,466	5,231
Bank Rakyat Indonesia Persero Tbk PT	7,008,000	5,429
Holcim Indonesia Tbk PT	1,510,500	372
Indo Tambangraya Megah Tbk PT	346,722	978
Indocement Tunggal Prakarsa Tbk PT	394,500	967
Indofood CBP Sukses Makmur Tbk PT	374,000	459
Indofood Sukses Makmur Tbk PT	9,535,500	7,054
Kalbe Farma Tbk PT	13,395,000	1,924
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,612,060	278
Semen Indonesia Persero Tbk PT	3,134,500	5,361
Tambang Batubara Bukit Asam Persero Tbk PT	2,130,132	2,844
Telekomunikasi Indonesia Persero Tbk PT	1,551,763	1,724

		36,578

Israel - 0.2%
Israel Chemicals Ltd.	423,587	4,173

Kuwait - 0.1%
Agility Public Warehousing Co. KSC	1,312,500	2,900

Malaysia - 1.8%
Axiata Group Bhd.	1,505,200	3,131
Berjaya Sports Toto Bhd.	224,790	311
British American Tobacco Malaysia Bhd.	38,692	726
CIMB Group Holdings Bhd.	1,940,600	5,026
DiGi.Com Bhd.	659,798	989
DRB-Hicom Bhd.	1,460,062	1,236
Genting Bhd.	2,166,506	7,115
Genting Malaysia Bhd.	6,629,887	8,129
Hong Leong Financial Group Bhd.	167,040	759
KLCC Property Holdings Bhd.	185,022	397
Kulim Malaysia Bhd.	356,000	388
Lafarge Malaysia Bhd.	151,048	486
Malayan Banking Bhd.	504,648	1,661
Malaysia Building Society	990,444	962
Media Prima Bhd.	143,350	126
Parkson Holdings Bhd.	320,781	396
Telekom Malaysia Bhd.	162,687	278
Tenaga Nasional Bhd.	733,900	1,919
UMW Holdings Bhd.	1,061,431	4,874

		38,909

Mexico - 5.8%
Alfa S.A.B. de C.V., Series A	1,424,470	3,426
America Movil S.A.B. de C.V., Series L ADR	1,478,845	32,165
America Movil S.A.B. de C.V., Series L	2,410,891	2,623
Arca Continental S.A.B. de C.V.	130,400	1,000
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	915,600	9,687
Fomento Economico Mexicano S.A.B. de C.V. ADR	38,287	3,951
Gruma S.A.B. de C.V., Series B*	378,349	1,720
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	5,576	283
Grupo Bimbo S.A.B. de C.V., Series A	3,026,000	9,178
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,575,891	9,413
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B ADR*	60,250	856
Grupo Herdez S.A.B. de C.V.	50,171	159
Grupo Mexico S.A.B. de C.V., Series B	3,109,381	8,999
Grupo Sanborns S.A. de C.V.	3,385,700	7,557
Grupo Televisa S.A.B. ADR	1,221,485	30,342
Industrias CH S.A.B. de C.V., Series B*	129,044	853
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	373,100	1,224

		123,436

Netherlands - 0.3%
Yandex N.V., Class A*	254,367	7,028

Norway - 0.0%
Vard Holdings Ltd.	302,000	258

Panama - 0.6%
Copa Holdings S.A., Class A	92,200	12,089

Peru - 0.3%
BBVA Banco Continental S.A.	160,780	366
Credicorp Ltd.	42,390	5,424
Intercorp Financial Services, Inc.	13,846	457

		6,247

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	823,350	954
Aboitiz Power Corp.	1,497,200	1,203
Globe Telecom, Inc.	23,465	872
Megaworld Corp.	13,403,000	1,015
Metropolitan Bank & Trust	3,474,727	8,869
SM Investments Corp.	204,335	5,021

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.1% continued
Philippines - 0.9% continued
Universal Robina Corp.	318,180	$915

		18,849

Poland - 0.6%
Cyfrowy Polsat S.A.*	1,320,843	7,364
Eurocash S.A.	168,121	2,965
KGHM Polska Miedz S.A.	53,067	1,921
Powszechny Zaklad Ubezpieczen S.A.	9,805	1,208

		13,458

Portugal - 0.2%
Jeronimo Martins SGPS S.A.	222,059	4,674

Qatar - 0.4%
Industries Qatar QSC	108,735	4,734
Qatar National Bank SAQ	65,598	2,865

		7,599

Russia - 5.1%
Gazprom OAO ADR	2,564,829	16,889
Lukoil OAO ADR	322,909	18,422
Magnit OJSC	10,622	2,446
Magnit OJSC GDR (Registered)	135,136	7,677
Mail.ru Group Ltd. GDR(1) (2)	17,650	459
Mail.ru Group Ltd. GDR (Registered)	218,313	6,253
MMC Norilsk Nickel OJSC ADR	89,431	1,279
Mobile Telesystems OJSC ADR	291,462	5,520
Novolipetsk Steel OJSC GDR (Registered)	218,695	2,845
Pharmstandard OJSC GDR (Registered)*	27,437	572
Phosagro OAO GDR (Registered)	37,977	459
Rosneft OAO GDR (Registered)	684,350	4,657
Sberbank of Russia	6,562,219	18,726
Sberbank of Russia ADR	945,314	10,778
Sberbank of Russia GDR(1) (2)	38,200	436
Severstal OAO GDR (Registered)	78,316	495
Surgutneftegas OAO ADR	81,208	632
Tatneft OAO ADR	8,798	317
TMK OAO GDR (Registered)	141,859	1,631
Uralkali OJSC GDR (Registered)	236,665	7,810

		108,303

Singapore - 0.2%
China Yuchai International Ltd.	37,225	656
ComfortDelGro Corp. Ltd.	896,000	1,290
DBS Group Holdings Ltd.	145,000	1,765

		3,711

South Africa - 7.4%
Aspen Pharmacare Holdings Ltd.*	462,239	10,598
Aveng Ltd.	1,203,350	3,638
Barloworld Ltd.	1,697,463	13,965
Bidvest Group Ltd.	235,757	5,824
Emira Property Fund	137,106	208
FirstRand Ltd.	708,950	2,068
Gold Fields Ltd.	128,603	666
Imperial Holdings Ltd.	414,091	8,770
Liberty Holdings Ltd.	137,424	1,666
Life Healthcare Group Holdings Ltd.	870,574	3,324
Massmart Holdings Ltd.	429,568	7,782
MTN Group Ltd.	1,045,385	19,391
Naspers Ltd., Class N	266,553	19,597
RMB Holdings Ltd.	236,330	941
Sanlam Ltd.	22,678	105
Sappi Ltd.*	311,475	774
Sasol Ltd.	224,271	9,743
Shoprite Holdings Ltd.	349,198	6,540
Sibanye Gold Ltd.*	118,671	86
Standard Bank Group Ltd.	1,106,891	12,443
Tongaat Hulett Ltd.	18,656	237
Truworths International Ltd.	3,149,730	27,675

		156,041

South Korea - 14.5%
BS Financial Group, Inc.	519,740	6,546
Coway Co. Ltd.	116,784	5,687
Daishin Securities Co. Ltd.	22,732	178
Daou Technology, Inc.	101,911	1,461
Dongbu Insurance Co. Ltd.	201,112	8,467
Doosan Corp.	14,668	1,645
E-Mart Co. Ltd.	14,066	2,469
Hana Financial Group, Inc.	188,980	5,466
Hankook Tire Co. Ltd.	382,931	17,704
Hyundai Department Store Co. Ltd.	24,519	3,206
Hyundai Glovis Co. Ltd.	22,384	3,785
Hyundai Mipo Dockyard	76,750	8,419
Hyundai Motor Co.	143,301	28,153
Industrial Bank of Korea	130,370	1,244
KB Financial Group, Inc.	111,270	3,320
KB Financial Group, Inc. ADR	168,241	4,985
KCC Corp.	1,296	371
Korea Zinc Co. Ltd.	28,043	6,756
KT Corp.	19,333	605
KT&G Corp.	38,479	2,496

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.1% continued
South Korea - 14.5% continued
LG Chem Ltd.	38,671	$8,518
LG Display Co. Ltd.*	77,390	1,861
LG Electronics, Inc.	81,900	5,208
NHN Corp.	14,174	3,612
NongShim Co. Ltd.	1,317	305
Partron Co. Ltd.	158,878	2,572
POSCO ADR	61,600	4,009
Samsung Electronics Co. Ltd.	92,908	109,044
Samsung Heavy Industries Co. Ltd.	503,234	15,673
Shinhan Financial Group Co. Ltd.	671,185	22,031
SK Holdings Co. Ltd.	18,032	2,666
SK Hynix, Inc.*	178,760	4,874
SK Innovation Co. Ltd.	6,489	764
SK Telecom Co. Ltd.	46,845	8,609
Taekwang Industrial Co. Ltd.	207	173
Woori Finance Holdings Co. Ltd.	239,750	2,200
Yuhan Corp.	4,642	746

		305,828

Taiwan - 9.9%
Advanced Semiconductor Engineering, Inc.	7,750,584	6,472
Advanced Semiconductor Engineering, Inc. ADR	83,797	340
AmTRAN Technology Co. Ltd.*	418,000	341
Asustek Computer, Inc.	234,923	2,010
Chailease Holding Co. Ltd.	1,001,000	2,348
Chipbond Technology Corp.*	3,086,000	7,523
Compal Electronics, Inc.	9,366,000	5,243
CTCI Corp.	171,000	310
Farglory Land Development Co. Ltd.	420,870	770
Fubon Financial Holding Co. Ltd.	1,703,000	2,309
Hermes Microvision, Inc.	166,000	4,762
Hon Hai Precision Industry Co. Ltd.	13,962,896	34,324
Hon Hai Precision Industry Co. Ltd. GDR (Registered)	53,859	262
Lite-On Technology Corp.	1,430,033	2,505
MediaTek, Inc.	1,106,826	12,794
MStar Semiconductor, Inc.	127,000	897
Novatek Microelectronics Corp.	614,000	2,961
Pou Chen Corp.	1,786,147	1,696
President Chain Store Corp.	3,524,721	23,013
Radiant Opto-Electronics Corp.	510,603	1,663
Realtek Semiconductor Corp.*	328,000	775
Synnex Technology International Corp.	612,584	797
Taishin Financial Holding Co. Ltd.	2,632,000	1,152
Taiwan Cement Corp.	1,104,000	1,354
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,899,275	34,795
Taiwan Semiconductor Manufacturing Co. Ltd.	13,305,542	48,153
Teco Electric and Machinery Co. Ltd.	2,020,497	2,008
Uni-President Enterprises Corp.	907,176	1,763
Vanguard International Semiconductor Corp.	454,000	511
Yageo Corp.*	17,119,000	5,766

		209,617

Thailand - 2.5%
Bangkok Bank PCL (Registered)	964,974	6,416
Bangkok Bank PCL NVDR	714,492	4,678
Bank of Ayudhya PCL (Registered)	21,900	25
Bank of Ayudhya PCL NVDR	4,840,733	5,487
BEC World PCL (Registered)	767,600	1,454
CP ALL PCL NVDR	1,775,364	2,217
Kasikornbank PCL (Registered)	1,282,299	8,030
Kasikornbank PCL NVDR	1,554,200	9,467
Kiatnakin Bank PCL (Registered)	551,900	943
Krung Thai Bank PCL (Registered)	3,472,792	2,273
PTT Global Chemical PCL (Registered)	1,113,833	2,478
PTT PCL NVDR	498,700	5,362
Siam Makro PCL (Registered)	40,100	1,008
Thai Airways International PCL (Registered)	1,468,200	1,169
Thai Beverage PCL	1,780,160	828
Thanachart Capital PCL NVDR	365,900	451
Tisco Financial Group PCL NVDR	235,700	309
Total Access Communication PCL NVDR	233,192	862

		53,457

Turkey - 2.5%
Akbank T.A.S.	538,575	2,189
Enka Insaat ve Sanayi A.S.	3,380,211	8,483
Eregli Demir ve Celik Fabrikalari T.A.S.	1,676,972	1,726
Ford Otomotiv Sanayi A.S.	110,325	1,520
Haci Omer Sabanci Holding A.S.	680,732	3,584
Tekfen Holding A.S.	211,462	722
Tofas Turk Otomobil Fabrikasi A.S.	84,823	529
Tupras Turkiye Petrol Rafinerileri A.S.	823,658	20,104
Turk Hava Yollari AO	127,875	496
Turkiye Garanti Bankasi A.S.	2,725,927	11,866
Turkiye Sise ve Cam Fabrikalari A.S.	810,457	1,133

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.1% continued
Turkey - 2.5% continued
Ulker Biskuvi Sanayi A.S.	103,212	$748

		53,100

United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	2,288,975	3,114
Aldar Properties PJSC	2,484,175	1,442
Emaar Properties PJSC	13,548,767	19,121
Union National Bank PJSC	2,581,300	3,259

		26,936

United Kingdom - 1.6%
Afren PLC*	3,227,404	6,318
Anglo American PLC	581,255	11,250
BHP Billiton PLC	193,717	4,968
O’Key Group S.A. GDR (Registered)	42,971	483
SABMiller PLC	202,601	9,818

		32,837

United States - 1.6%
Central European Media Enterprises Ltd., Class A*	1,262,994	4,181
Cognizant Technology Solutions Corp., Class A*	101,110	6,330
Southern Copper Corp.	133,200	3,679
Tenaris S.A. ADR	472,744	19,037

		33,227

Total Common Stocks(3) (Cost $1,839,464)		1,904,762

PREFERRED STOCKS - 4.7%
Brazil - 4.7%
Banco do Estado do Rio Grande do Sul S.A., Class B*	115,306	771
Bradespar S.A.*	93,650	842
Cia de Bebidas das Americas ADR	215,702	8,056
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	63,979	181
Itau Unibanco Holding S.A.	27,053	349
Itau Unibanco Holding S.A. ADR	2,833,754	36,612
Klabin S.A.	23,460	115
Lojas Americanas S.A.	1,422,083	9,917
Marcopolo S.A.*	935,600	5,359
Petroleo Brasileiro S.A.*	1,399,756	10,181
Randon Participacoes S.A.*	873,750	4,687
Usinas Siderurgicas de Minas Gerais S.A., Class A*	1,399,100	4,678
Vale S.A.	1,415,413	17,159

		98,907

Total Preferred Stocks(3) (Cost $120,147)		98,907

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 1 .3%
India - 0.6%
ITC Ltd., Exp. 5/2/18	1,137,072	$6,196
Maruti Suzuki India Ltd., Exp. 2/9/15	241,657	6,244
Taiwan - 0.6%
CTBC Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01(1) (2)	13,248,604	8,214
MediaTek, Inc., Exp. 8/9/13*	123,000	1,431
Novatek Microelectronics Corp., Exp. 4/19/16*	499,000	2,418
United Kingdom - 0.1%
Ginko International Co. Ltd., Exp 3/14/23*	176,000	2,977

Total Warrants(3) (Cost $27,115)		27,480

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	55,321,464	$55,321

Total Investment Companies (Cost $55,321)		55,321

Total Investments - 98.7% (Cost $2,042,047)		2,086,470
Other Assets less Liabilities - 1.3%		26,709

NET ASSETS - 100.0%		$2,113,179

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

$9,109,000	or 0.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CTBC Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01	3/9/11 - 6/18/13	$9,124

Mail.ru Group Ltd. GDR	9/25/12	601

Sberbank of Russia GDR	9/19/12	465

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $70,750,000 with net sales of approximately $15,429,000 during the three months ended June 30, 2013.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.2%
Consumer Staples	7.0
Energy	10.2
Financials	22.5
Health Care	2.1
Industrials	7.9
Information Technology	20.0
Materials	8.5
Telecommunication Services	6.4
Utilities	1.2

Total	100.0%

At June 30, 2013, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	24.2%
Korean Won	14.6
Hong Kong Dollar	12.9
South African Rand	9.0
Taiwan Dollar	8.6
Brazilian Real	7.3
Indian Rupee	5.3
All other currencies less than 5%	18.1

Total	100.0%

At June 30, 2013, the Multi-Manager Emerging Markets Equity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Brazilian Real	59	United States Dollar	27	7/1/13	$—	*
Brazilian Real	52	United States Dollar	23	7/1/13	—	*
United States Dollar	26	Hungarian Forint	5,973	7/1/13	—	*
United States Dollar	220	Malaysian Ringgit	696	7/1/13	1
United States Dollar	942	South African Rand	9,451	7/1/13	14
Singapore Dollar	41	United States Dollar	32	7/2/13	—	*
United States Dollar	258	Emirati Dirham	947	7/2/13	—	*
United States Dollar	23	Hong Kong Dollar	176	7/2/13	—	*
United States Dollar	10	Hungarian Forint	2,205	7/2/13	—	*
United States Dollar	2	South African Rand	21	7/2/13	—	*
Hong Kong Dollar	873	United States Dollar	113	7/3/13	—	*
Hong Kong Dollar	4,481	United States Dollar	578	7/3/13	—	*

Total					$15

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summerized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$56,039	$216,365		$—	$272,404
Consumer Staples	32,084	95,562		—	127,646
Energy	61,314	134,833		—	196,147
Financials	100,135	309,867		1,200	411,202
Health Care	12,237	27,885		—	40,122
Industrials	38,107	113,321		—	151,428
Information Technology	70,841	332,087		—	402,928
Materials	67,862	81,267		—	149,129
Telecommunication Services	40,963	89,382		—	130,345
Utilities	665	22,746		—	23,411
Preferred Stocks
Consumer Discretionary	9,917	—		—	9,917
Consumer Staples	8,056	—		—	8,056
Energy	10,181	—		—	10,181
Financials	37,732	—		—	37,732
Industrials	10,046	—		—	10,046
Materials	22,794	—		—	22,794
Utilities	181	—		—	181
Warrants
Consumer Discretionary	6,244	—		—	6,244
Consumer Staples	6,196	—		—	6,196
Financials	8,214	—		—	8,214
Health Care	—	2,977		—	2,977
Information Technology	1,431	2,418		—	3,849
Investment Companies	55,321	—		—	55,321

Total Investments	$656,560	$1,428,710		$1,200	$2,086,470

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency Exchange Contracts	—	15		—	15
Liabilities
Foreign Currency Exchange Contracts	—	—	*	—	—	*

Total Other Financial Instruments	$—	$15		$—	$15

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$85,233	Valuations at last trade with foreign fair value adjustments
Consumer Staples	35,133	Valuations at last trade with foreign fair value adjustments
Energy	43,751	Valuations at last trade with foreign fair value adjustments
Financials	114,647	Valuations at last trade with foreign fair value adjustments
Health Care	746	Valuations at last trade with foreign fair value adjustments
Industrials	44,351	Valuations at last trade with foreign fair value adjustments
Information Technology	247,982	Valuations at last trade with foreign fair value adjustments
Materials	20,292	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	14,473	Valuations at last trade with foreign fair value adjustments
Utilities	1,919	Valuations at last trade with foreign fair value adjustments

Total	$608,527

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)(1)	TRANSFERS OUT OF LEVEL 3 (000S)(1)		BALANCE AS OF 6/30/13 (000S)
Common Stock Financials	$—	$—	$—	$142	$—	$1,058	$—	$—	$—		$1,200
Warrant Health Care	1,567	—	—	6	—	1,404	—	—	(2,977	)(2)	—

Total	$1,567	$—	$—	$148	$—	$2,462	$—	$—	$(2,977)		$1,200

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended June 30, 2013.
(2)	Transferred out of Level 3 due to security having a mid price based on observable inputs from a pricing vendor.

The Fund valued the securities included in the balance as of 6/30/13 above using prices provided by NTGI PVC. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2013 was approximately $142,000.

	FAIR VALUE AT 6/30/13 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$1,200	Market Transaction and Analysis	Last traded price set at halt

The significant unobservable input used in the fair value measurement of the common stock was market transaction and analysis. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,065,791

Gross tax appreciation of investments	$259,427
Gross tax depreciation of investments	(238,748)

Net tax appreciation of investments	$20,679

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.2%
Australia - 6.3%
DUET Group	4,088,430	$7,507
Macquarie Atlas Roads Group	2,000,000	3,536
Spark Infrastructure Group	4,510,080	7,127
Transurban Group	1,318,600	8,134

		26,304

Austria - 0.9%
Flughafen Wien A.G.	68,210	3,902

Brazil - 1.6%
Alupar Investimento S.A.*	251,600	2,137
CCR S.A.	347,500	2,766
Transmissora Alianca de Energia Eletrica S.A.	183,500	1,780

		6,683

Canada - 7.4%
Canadian National Railway Co.	41,700	4,060
Enbridge, Inc.	238,800	10,038
Keyera Corp.	57,600	3,098
Pembina Pipeline Corp.	101,600	3,109
TransCanada Corp.	247,600	10,660

		30,965

China - 0.9%
Anhui Expressway Co., Class H	1,157,000	550
Guangshen Railway Co. Ltd., Class H	2,169,100	871
Jiangsu Expressway Co. Ltd., Class H	828,500	855
Sichuan Expressway Co. Ltd., Class H	1,908,700	512
Zhejiang Expressway Co. Ltd., Class H	1,137,400	925

		3,713

France - 6.2%
Aeroports de Paris	134,366	13,066
SES S.A.	106,530	3,043
Vinci S.A.	195,713	9,764

		25,873

Germany - 4.6%
Fraport A.G. Frankfurt Airport Services Worldwide	320,798	19,389

Hong Kong - 2.3%
Beijing Enterprises Holdings Ltd.	551,000	3,956
Hong Kong & China Gas Co. Ltd.	2,227,570	5,428

		9,384

Italy - 11.8%
ASTM S.p.A.*	200,000	2,277
Atlantia S.p.A.	1,028,170	16,701
Hera S.p.A.	2,760,530	5,235
Snam S.p.A.	2,445,750	11,136
Societa Iniziative Autostradali e Servizi S.p.A.	974,335	7,942
Terna Rete Elettrica Nazionale S.p.A.	1,416,060	5,884

		49,175

Japan - 5.6%
Osaka Gas Co. Ltd.	2,342,000	9,912
Toho Gas Co. Ltd.	896,000	4,635
Tokyo Gas Co. Ltd.	1,566,000	8,667

		23,214

Mexico - 0.3%
Infraestructura Energetica Nova S.A.B.de C.V.*	309,900	1,121

Netherlands - 0.7%
Koninklijke Vopak N.V.	48,100	2,836

Singapore - 0.5%
Hutchison Port Holdings Trust, Class U	2,753,700	2,031

South Korea - 1.2%
Macquarie Korea Infrastructure Fund	856,610	5,128

Spain - 4.8%
Abertis Infraestructuras S.A.	386,672	6,716
Enagas S.A.	80,851	1,997
Ferrovial S.A.	195,400	3,122
Red Electrica Corp. S.A.	151,270	8,297

		20,132

Switzerland - 3.2%
Flughafen Zuerich A.G. (Registered)	26,669	13,371

United Kingdom - 3.8%
National Grid PLC	634,400	7,176
Pennon Group PLC	435,280	4,250
Severn Trent PLC	88,200	2,224
United Utilities Group PLC	224,400	2,331

		15,981

United States - 27.1%
American Tower Corp.	143,200	10,478
American Water Works Co., Inc.	75,700	3,121
California Water Service Group	213,530	4,166
Crown Castle International Corp.*	105,600	7,644
CSX Corp.	342,950	7,953
NiSource, Inc.	148,800	4,262
Norfolk Southern Corp.	135,450	9,841

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.2% continued
United States - 27.1% continued
Northeast Utilities	97,800	$4,110
ONEOK, Inc.	149,100	6,159
PG&E Corp.	98,360	4,498
SBA Communications Corp., Class A*	65,600	4,862
SemGroup Corp., Class A	77,700	4,185
Sempra Energy	97,900	8,004
SJW Corp.	80,880	2,119
Spectra Energy Corp.	311,800	10,745
Targa Resources Corp.	38,800	2,496
Teekay Corp.	79,700	3,238
Union Pacific Corp.	45,990	7,095
Williams (The) Cos., Inc.	256,500	8,329

		113,305

Total Common Stocks(1) (Cost $371,607)		372,507

MASTER LIMITED PARTNERSHIPS - 7.6%
United States - 7.6%
Access Midstream Partners L.P.	111,200	5,304
Atlas Pipeline Partners L.P.	44,400	1,696
Energy Transfer Equity L.P.	81,500	4,875
Enterprise Products Partners L.P.	96,400	5,991
EQT Midstream Partners L.P.	50,400	2,462
EV Energy Partner L.P.	27,600	1,031
Inergy L.P.	186,200	2,983
Inergy Midstream L.P.	1	—
MarkWest Energy Partners L.P.	65,500	4,379
MPLX L.P.	57,100	2,102
Tesoro Logistics L.P.	14,900	901

		31,724

Total Master Limited Partnerships(1) (Cost $24,397)		31,724

INVESTMENT COMPANIES - 3.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	14,100,667	14,101

Total Investment Companies (Cost $14,101)		14,101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.08%, 10/17/13(4)	$760	760

Total Short-Term Investments (Cost $760)		760

Total Investments - 100.4% (Cost $410,865)		419,092

Liabilities less Other Assets - (0.4)%		(1,669)

NET ASSETS - 100.0%		$417,423

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $14,927,000 with net sales of approximately $826,000 during the three months ended June 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Multi-Manager Global Listed Infrastructure Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	8	$640	Long	9/13	$9
Mini MSCI EAFE Index	6	492	Long	9/13	11

Total					$20

At June 30, 2013, the Multi-Manager Global Listed Infrastructure Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Euro	2,302	United States Dollar	2,995	7/1/13	$(1)
Japanese Yen	3,284	United States Dollar	33	7/1/13	—	*
United States Dollar	1,099	Euro	845	7/1/13	1
United States Dollar	1,889	Euro	1,451	7/1/13	1
United States Dollar	350	Euro	269	7/1/13	—	*

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	201	Euro	154	7/1/13	$—	*
United States Dollar	116	Euro	89	7/1/13	—	*
United States Dollar	16	Euro	12	7/1/13	—	*
Canadian Dollar	1,511	United States Dollar	1,439	7/2/13	2
Canadian Dollar	963	United States Dollar	917	7/2/13	2
Euro	147	United States Dollar	191	7/2/13	—	*
United States Dollar	648	Canadian Dollar	681	7/2/13	(1)
United States Dollar	793	Canadian Dollar	833	7/2/13	(1)
United States Dollar	594	Euro	457	7/2/13	1
United States Dollar	350	Euro	269	7/2/13	—	*
United States Dollar	79	Euro	60	7/2/13	—	*
United States Dollar	44	Euro	34	7/2/13	—	*
United States Dollar	1,303	Euro	1,000	7/2/13	(2)
Hong Kong Dollar	2,314	United States Dollar	298	7/3/13	—	*

Total					$2

*	Amount rounds to less than one thousand.

At June 30, 2013, the industry sectors for the Multi-Manager Global Listed Infrastructure Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	0.7%
Energy	21.7
Financials	3.9
Industrials	37.6
Telecommunication Services	3.1
Utilities	33.0

Total	100.0%

At June 30, 2013, the Multi-Manager Global Listed Infrastructure Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	36.4%
Euro	30.0
Canadian Dollar	7.7
Australian Dollar	6.5
Japanese Yen	5.7
All other currencies less than 5%	13.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Listed Infrastructure Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$3,043	$—	$3,043
Energy	55,897	—	—	55,897
Financials	10,478	5,127	—	15,605
Industrials	31,715	120,455	—	152,170
Telecommunication Services	12,507	—	—	12,507
Utilities	41,477	91,808	—	133,285
Master Limited Partnerships
Energy	31,724	—	—	31,724
Investment Companies	14,101	—	—	14,101
Short-Term Investments	—	760	—	760

Total Investments	$197,899	$221,193	$—	$419,092

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$20	$—	$—	$20
Foreign Currency Exchange Contracts	—	7	—	7
Liabilities
Foreign Currency Exchange Contracts	—	(5)	—	(5)

Total Other Financial Instruments	$20	$2	$—	$22

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Financials	$5,128	Valuations at last trade with foreign fair value adjustments
Utilities	23,214	Valuations at last trade with foreign fair value adjustments

Total	$28,342

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$411,857

Gross tax appreciation of investments	$18,239
Gross tax depreciation of investments	(11,004)

Net tax appreciation of investments	$7,235

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Australia - 5.2%
BGP Holdings PLC - (Fractional Shares)*	3,277,404	$—
CFS Retail Property Trust Group	2,150,000	3,916
Dexus Property Group	4,802,529	4,669
Federation Centres Ltd.	1,416,100	3,060
Goodman Group	1,322,855	5,863
GPT Group	2,060,678	7,212
Investa Office Fund	295,250	781
Mirvac Group	3,124,419	4,552
Stockland	2,920,000	9,248
Westfield Group	721,012	7,521
Westfield Retail Trust	2,934,251	8,282

		55,104

Brazil - 0.0%
Sonae Sierra Brasil S.A.	11,500	124

Canada - 2.4%
Boardwalk Real Estate Investment Trust	39,200	2,173
Calloway Real Estate Investment Trust	78,700	1,924
Canadian Real Estate Investment Trust	21,300	882
RioCan Real Estate Investment Trust	879,906	21,142

		26,121

China - 0.3%
Country Garden Holdings Co. Ltd.*	1,741,663	900
Guangzhou R&F Properties Co. Ltd., Class H	1,600,000	2,288

		3,188

France - 4.6%
Fonciere Des Regions	16,754	1,256
ICADE	161,724	13,355
Klepierre	219,075	8,635
Mercialys S.A.	21,470	414
Societe Immobiliere de Location pour l’Industrie et le Commerce	11,920	1,228
Unibail-Rodamco S.E.	103,192	23,927

		48,815

Germany - 0.2%
GSW Immobilien A.G.	21,954	847
LEG Immobilien A.G.*	31,400	1,632

		2,479

Hong Kong - 11.8%
China Overseas Land & Investment Ltd.	4,960,700	12,875
China Resources Land Ltd.	2,668,000	7,251
Hang Lung Properties Ltd.	3,923,496	13,621
Hongkong Land Holdings Ltd.	2,770,870	18,980
Hysan Development Co. Ltd.	2,977,969	12,785
Kerry Properties Ltd.	2,990,900	11,630
Lifestyle International Holdings Ltd.	4,294,400	8,952
Link REIT (The)	1,238,295	6,045
New World Development Co. Ltd.	1,766,800	2,434
Shangri-La Asia Ltd.	3,908,333	6,697
Sino Land Co. Ltd.	1,834,940	2,570
Sun Hung Kai Properties Ltd.	937,987	12,060
Swire Properties Ltd.	877,200	2,577
Wharf Holdings Ltd.	898,690	7,477

		125,954

Japan - 12.7%
Activia Properties, Inc.	205	1,616
Aeon Mall Co. Ltd.	455,000	11,273
Daiwa House Industry Co. Ltd.	765,000	14,279
Hulic Co. Ltd.	165,300	1,774
Japan Real Estate Investment Corp.	635	7,097
Japan Retail Fund Investment Corp.	2,541	5,291
Kenedix Realty Investment Corp.	331	1,320
Mitsubishi Estate Co. Ltd.	1,285,671	34,241
Mitsui Fudosan Co. Ltd.	1,253,184	36,865
Nippon Accommodations Fund, Inc.	5	33
Nippon Building Fund, Inc.	114	1,321
Nippon Prologis REIT, Inc.*	97	845
Sumitomo Realty & Development Co. Ltd.	390,700	15,582
Tokyo Tatemono Co. Ltd.	281,000	2,341
United Urban Investment Corp.	1,804	2,427

		136,305

Netherlands - 0.3%
Eurocommercial Properties N.V. - CVA	95,434	3,501

Singapore - 4.2%
Ascendas Real Estate Investment Trust	444,000	781
CapitaCommercial Trust	3,251,000	3,757
CapitaLand Ltd.	5,947,579	14,367
CapitaMall Trust	1,650,000	2,597
City Developments Ltd.	1,250,000	10,512
Global Logistic Properties Ltd.	2,424,100	5,230
Keppel Land Ltd.	2,200,000	5,777
Mapletree Greater China Commercial Trust*	2,824,000	2,099

		45,120

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Spain - 0.5%
Melia Hotels International S.A.	742,900	$5,633

Sweden - 0.9%
Castellum AB	603,089	8,164
Hufvudstaden AB, Class A	89,812	1,074

		9,238

Switzerland - 0.2%
PSP Swiss Property A.G. (Registered)*	24,003	2,076

Thailand - 0.7%
Central Pattana PCL (Registered)	4,778,000	6,932

United Kingdom - 6.1%
British Land Co. PLC	337,078	2,900
Derwent London PLC	445,181	15,561
Great Portland Estates PLC	1,589,351	12,839
Hammerson PLC	1,481,645	11,020
Land Securities Group PLC	1,297,479	17,356
Safestore Holdings PLC	458,000	865
Segro PLC	198,100	837
Shaftesbury PLC	420,000	3,800

		65,178

United States - 46.7%
Alexandria Real Estate Equities, Inc.	208,100	13,676
American Campus Communities, Inc.	290,700	11,820
AvalonBay Communities, Inc.	61,022	8,232
BioMed Realty Trust, Inc.	152,000	3,075
Boston Properties, Inc.	271,000	28,582
Brandywine Realty Trust	99,300	1,342
BRE Properties, Inc.	215,500	10,779
Campus Crest Communities, Inc.	72,700	839
CBL & Associates Properties, Inc.	51,000	1,092
CommonWealth REIT	54,700	1,265
DDR Corp.	815,400	13,576
Douglas Emmett, Inc.	398,000	9,930
Duke Realty Corp.	277,200	4,322
Equity Residential	613,700	35,631
Essex Property Trust, Inc.	129,400	20,564
Federal Realty Investment Trust	118,100	12,245
General Growth Properties, Inc.	465,133	9,242
HCP, Inc.	122,100	5,548
Health Care REIT, Inc.	435,500	29,192
Healthcare Realty Trust, Inc.	33,300	849
Healthcare Trust of America, Inc., Class A	88,400	993
Highwoods Properties, Inc.	73,100	2,603
Host Hotels & Resorts, Inc.	1,734,212	29,256
Kilroy Realty Corp.	307,500	16,301
Kimco Realty Corp.	294,800	6,318
LaSalle Hotel Properties	225,500	5,570
Lexington Realty Trust	143,500	1,676
Liberty Property Trust	146,800	5,426
Macerich (The) Co.	268,721	16,384
Pebblebrook Hotel Trust	60,300	1,559
Plum Creek Timber Co., Inc.	161,100	7,519
Post Properties, Inc.	86,600	4,286
Prologis, Inc.	875,165	33,011
Public Storage	41,100	6,302
Ramco-Gershenson Properties Trust	55,900	868
Senior Housing Properties Trust	130,800	3,392
Simon Property Group, Inc.	319,040	50,383
SL Green Realty Corp.	188,900	16,659
Starwood Hotels & Resorts Worldwide, Inc.	125,900	7,956
Strategic Hotels & Resorts, Inc.*	157,600	1,396
Sunstone Hotel Investors, Inc.*	143,400	1,732
Tanger Factory Outlet Centers	50,440	1,688
Taubman Centers, Inc.	251,400	18,893
UDR, Inc.	251,122	6,401
Ventas, Inc.	310,039	21,535
Vornado Realty Trust	88,332	7,318
Weyerhaeuser Co.	89,500	2,550

		499,776

Total Common Stocks(1) (Cost $878,228)		1,035,544

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	24,000,727	24,001

Total Investment Companies (Cost $24,001)		24,001

Total Investments - 99.0% (Cost $902,229)		1,059,545

Other Assets less Liabilities - 1.0%		10,602

NET ASSETS - 100.0%		$1,070,147

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,625,000 with net sales of approximately $6,624,000 during the three months ended June 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Department Stores	0.9%
Diversified Real Estate Activities	16.9
Diversified REITs	8.8
Hotels, Resorts & Cruise Lines	2.0
Industrial REITs	4.0
Office REITs	13.1
Real Estate Development	3.1
Real Estate Operating Companies	7.2
Residential REITs	9.7
Retail REITs	23.0
Specialized REITs	11.3

Total	100.0%

At June 30, 2013, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	50.1%
Japanese Yen	13.2
Hong Kong Dollar	10.6
British Pound	6.3
Euro	5.8
Australian Dollar	5.3
All other currencies less than 5%	8.7

Total	100.0%

At June 30, 2013, the Multi-Manager Global Real Estate Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	1,495	United States Dollar	1,386	7/1/13	$19
British Pound	340	United States Dollar	521	7/1/13	4
Euro	417	United States Dollar	542	7/1/13	(1)
Japanese Yen	109,078	United States Dollar	1,117	7/1/13	17
Singapore Dollar	288	United States Dollar	226	7/1/13	(1)
Swiss Franc	24	United States Dollar	26	7/1/13	—	*
Australian Dollar	185	United States Dollar	172	7/2/13	2
Japanese Yen	3,146	United States Dollar	32	7/2/13	—	*
United States Dollar	8	Canadian Dollar	8	7/2/13	—	*
Australian Dollar	825	United States Dollar	754	7/3/13	—	*
United States Dollar	615	Japanese Yen	60,988	7/3/13	1

Total					$41

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$7,955	$21,283	$—	$29,238
Financials	518,065	488,241	—	1,006,306
Investment Companies	24,001	—	—	24,001

Total Investments	$550,021	$509,524	$—	$1,059,545

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency Exchange Contracts	—	43	—	43
Liabilities
Foreign Currency Exchange Contracts	—	(2)	—	(2)

Total Other Financial Instruments	$—	$41	$—	$41

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	JUNE 30, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Financials	$133,686	Valuations at last trade with foreign fair value adjustments

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$937,448

Gross tax appreciation of investments	$153,841
Gross tax depreciation of investments	(31,744)

Net tax appreciation of investments	$122,097

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%
Australia - 1.8%
Australia & New Zealand Banking Group Ltd.	368,145	$9,556
BHP Billiton Ltd. ADR	108,339	6,247
CSL Ltd.	68,084	3,834
DuluxGroup Ltd.	225,609	867
Incitec Pivot Ltd.	1,572,332	4,093
REA Group Ltd.	20,483	514
Seek Ltd.	90,696	748
Super Retail Group Ltd.	51,741	566
Telstra Corp. Ltd.	2,760,928	12,020

		38,445

Austria - 1.0%
Andritz A.G.	10,261	526
Conwert Immobilien Invest S.E.*	307,148	3,036
Erste Group Bank A.G.	325,304	8,661
Schoeller-Bleckmann Oilfield Equipment A.G.	89,352	9,079

		21,302

Belgium - 0.6%
Anheuser-Busch InBev N.V.	109,763	9,738
Colruyt S.A.	39,242	2,063

		11,801

Brazil - 2.0%
Banco Bradesco S.A. ADR*	911,323	11,856
Banco do Brasil S.A.*	480,300	4,755
BB Seguridade Participacoes S.A.*	315,100	2,478
CCR S.A.	166,600	1,326
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	922,200	9,600
Kroton Educacional S.A.	119,800	1,659
Linx S.A.	47,700	798
Mills Estruturas e Servicos de Engenharia S.A.*	48,800	661
Petroleo Brasileiro S.A. ADR*	179,900	2,414
Vale S.A. ADR	421,400	5,542

		41,089

Canada - 4.0%
Agrium, Inc.	85,164	7,406
Barrick Gold Corp.	113,611	1,788
Canadian National Railway Co.	66,005	6,420
Canadian Natural Resources Ltd.	143,120	4,035
Cenovus Energy, Inc.	43,919	1,253
CI Financial Corp.	85,203	2,452
Encana Corp.	141,769	2,398
First Quantum Minerals Ltd.	120,332	1,785
Kinross Gold Corp.	391,550	2,007
Lundin Mining Corp.*	454,510	1,729
Magna International, Inc.	99,000	7,051
Manulife Financial Corp.	707,800	11,339
Metro, Inc.	43,338	2,904
Potash Corp. of Saskatchewan, Inc.	47,138	1,798
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	83,359	3,179
Rogers Communications, Inc., Class B	96,053	3,765
Talisman Energy, Inc.	516,600	5,894
Toronto-Dominion Bank (The)	110,100	8,849
Westjet Airlines Ltd.	52,195	1,118
Yamana Gold, Inc.	635,370	6,042

		83,212

Chile - 0.1%
Forus S.A.	82,820	472
Inversiones La Construccion S.A.	28,904	443
Parque Arauco S.A.	720,938	1,575
Sonda S.A.	233,660	681

		3,171

China - 3.0%
AAC Technologies Holdings, Inc.	336,000	1,890
Anhui Conch Cement Co. Ltd., Class H	1,675,200	4,493
Biostime International Holdings Ltd.	31,000	173
China Merchants Bank Co. Ltd., Class H	1,604,500	2,670
China Oilfield Services Ltd., Class H	3,641,700	7,062
China Petroleum & Chemical Corp., Class H	11,007,100	7,689
China Shipping Container Lines Co. Ltd., Class H*	13,805,000	3,572
Great Wall Motor Co. Ltd., Class H	788,000	3,355
Haitian International Holdings Ltd.	188,000	273
Hollysys Automation Technologies Ltd.*	54,014	670
Industrial & Commercial Bank of China Ltd., Class H	11,920,000	7,450
Mindray Medical International Ltd. ADR	170,886	6,400
Minth Group Ltd.	350,000	543
PetroChina Co. Ltd., Class H	3,424,000	3,722
Tencent Holdings Ltd.	148,300	5,837
Weichai Power Co. Ltd., Class H	1,769,000	5,161
WuXi PharmaTech Cayman, Inc. ADR*	31,321	658
Yanzhou Coal Mining Co. Ltd. ADR	147,700	1,050

		62,668

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
Colombia - 0.3%
Bancolombia S.A. ADR	97,170	$5,490

Czech Republic - 0.2%
Komercni Banka A.S.	20,104	3,729

Denmark - 1.0%
Carlsberg A/S, Class B	95,300	8,506
GN Store Nord A/S	141,708	2,675
Novo Nordisk A/S, Class B	60,581	9,432
SimCorp A/S*	37,280	1,106

		21,719

Finland - 0.4%
Kone OYJ, Class B	31,391	2,489
Sampo OYJ, Class A	139,614	5,418

		7,907

France - 6.7%
Accor S.A.	82,266	2,889
Air Liquide S.A.	21,389	2,631
AXA S.A.	909,368	17,868
BNP Paribas S.A.	76,511	4,180
Cap Gemini S.A.	114,900	5,586
Carrefour S.A.	162,794	4,448
Cie de St-Gobain	141,536	5,697
Danone S.A.	185,253	13,894
Essilor International S.A.	45,907	4,881
Eurofins Scientific*	3,230	682
Hermes International	5,853	1,886
JCDecaux S.A.	97,580	2,660
Legrand S.A.	91,673	4,237
L’Oreal S.A.	64,346	10,521
Orange S.A.	459,803	4,330
Pernod-Ricard S.A.	62,528	6,931
Publicis Groupe S.A.	53,347	3,783
Sanofi	118,827	12,246
Schneider Electric S.A.	107,647	7,761
Societe BIC S.A.	1,803	180
Societe Generale S.A.	122,814	4,182
Total S.A.	58,176	2,837
Unibail-Rodamco S.E.	58,380	13,537
Zodiac Aerospace	6,715	886

		138,733

Germany - 6.1%
Adidas A.G.	78,613	8,497
Allianz S.E. (Registered)	97,164	14,190
BASF S.E.	37,030	3,307
Bayer A.G. (Registered)	68,052	7,255
Bayerische Motoren Werke A.G.	92,522	8,083
Bertrandt A.G.	7,406	794
Brenntag A.G.	14,319	2,174
Daimler A.G. (Registered)	204,359	12,352
Deutsche Boerse A.G.	295,323	19,442
Deutsche Wohnen A.G. (Bearer)	123,711	2,099
E.ON S.E.	198,290	3,254
Fresenius Medical Care A.G. & Co. KGaA	32,329	2,290
Fresenius S.E. & Co. KGaA	22,063	2,719
Gerry Weber International A.G.	7,201	304
Linde A.G.	50,711	9,443
MTU Aero Engines A.G.	27,501	2,647
SAP A.G.	99,713	7,302
Siemens A.G. (Registered)	152,507	15,410
Symrise A.G.	96,775	3,907
Wincor Nixdorf A.G.	21,941	1,187

		126,656

Hong Kong - 2.5%
Cheung Kong Holdings Ltd.	548,620	7,415
China High Precision Automation Group Ltd.	982,000	157
China Mobile Ltd.	381,000	3,960
China Overseas Grand Oceans Group Ltd.	951,000	1,207
China Overseas Land & Investment Ltd.	1,662,000	4,314
Daphne International Holdings Ltd.	4,838,000	4,143
Haier Electronics Group Co. Ltd.	307,000	489
Hang Lung Properties Ltd.	552,000	1,916
Hang Seng Bank Ltd.	321,700	4,737
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,227,000	1,702
Orient Overseas International Ltd.	1,348,900	8,640
SA SA International Holdings Ltd.	1,416,000	1,399
Sino Biopharmaceutical	2,408,000	1,552
SmarTone Telecommunications Holdings Ltd.	904,000	1,495
Techtronic Industries Co.	890,000	2,115
Value Partners Group Ltd.	958,000	511
Wharf Holdings Ltd.	678,000	5,641

		51,393

India - 1.2%
HDFC Bank Ltd. ADR	98,373	3,565
ICICI Bank Ltd. ADR	308,401	11,796

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
India - 1.2% continued
Infosys Ltd. ADR	62,861	$2,589
Tata Motors Ltd. ADR	187,468	4,394
WNS Holdings Ltd. ADR*	107,214	1,790

		24,134

Indonesia - 0.3%
Alam Sutera Realty Tbk PT	6,577,500	494
Bank Rakyat Indonesia Persero Tbk PT	2,962,000	2,295
Ciputra Development Tbk PT	3,969,000	538
Telekomunikasi Indonesia PerseroTbk PT	2,630,500	2,922

		6,249

Ireland - 1.6%
Covidien PLC	107,520	6,756
CRH PLC	247,874	5,017
Experian PLC	172,607	2,994
ICON PLC*	256,887	9,101
Shire PLC	333,953	10,594

		34,462

Israel - 0.8%
Israel Chemicals Ltd.	380,500	3,749
Teva Pharmaceutical Industries Ltd. ADR	315,292	12,359

		16,108

Italy - 0.7%
Azimut Holding S.p.A.	90,919	1,647
Banca Generali S.p.A.	35,324	759
Brembo S.p.A.	26,670	476
Intesa Sanpaolo S.p.A.	6,043,372	9,670
Tod’s S.p.A.	13,405	1,887

		14,439

Japan - 13.8%
Amada Co. Ltd.	451,403	2,982
Astellas Pharma, Inc.	100,700	5,484
Bank of Yokohama (The) Ltd.	1,537,628	7,939
Daikin Industries Ltd.	52,500	2,123
Denso Corp.	374,100	17,546
FamilyMart Co. Ltd.	39,100	1,668
FANUC Corp.	50,220	7,282
Fuji Heavy Industries Ltd.	386,000	9,518
Hitachi Ltd.	2,443,200	15,694
Inpex Corp.	810	3,386
Isuzu Motors Ltd.	519,000	3,554
ITOCHU Corp.	469,300	5,419
Japan Exchange Group, Inc.	39,775	4,019
Japan Tobacco, Inc.	260,803	9,218
KDDI Corp.	267,000	13,892
Keyence Corp.	6,000	1,915
Komatsu Ltd.	287,000	6,636
Kyowa Hakko Kirin Co. Ltd.	113,443	1,283
Lawson, Inc.	39,800	3,038
Makita Corp.	74,300	4,016
MISUMI Group, Inc.	20,500	560
Mitsubishi Corp.	392,482	6,724
Mitsubishi Estate Co. Ltd.	9,000	240
Mitsui & Co. Ltd.	618,700	7,774
Mizuho Financial Group, Inc.	5,562,800	11,578
MS&AD Insurance Group Holdings	228,363	5,808
Nexon Co. Ltd.	181,500	2,002
Nintendo Co. Ltd.	29,290	3,456
Nippon Steel & Sumitomo Metal Corp.	1,741,900	4,708
Nitto Denko Corp.	226,100	14,546
NKSJ Holdings, Inc.	219,645	5,238
ORIX Corp.	557,500	7,618
Park24 Co. Ltd.	46,200	838
Secom Co. Ltd.	205,600	11,195
Sega Sammy Holdings, Inc.	213,600	5,348
Shimamura Co. Ltd.	13,700	1,665
Shin-Etsu Chemical Co. Ltd.	42,100	2,793
Ship Healthcare Holdings, Inc.	27,300	1,005
SMC Corp.	58,010	11,683
Sugi Holdings Co. Ltd.	70,528	2,681
Sumitomo Mitsui Financial Group, Inc.	262,600	12,049
Sumitomo Mitsui Trust Holdings, Inc.	1,619,460	7,561
Sundrug Co. Ltd.	27,400	1,165
Suruga Bank Ltd.	141,000	2,569
Suzuki Motor Corp.	326,285	7,525
Takeda Pharmaceutical Co. Ltd.	21,600	978
THK Co. Ltd.	222,716	4,683
Toyota Motor Corp.	170,500	10,295
TS Tech Co. Ltd.	17,100	543
Tsuruha Holdings, Inc.	9,600	909
United Arrows Ltd.	20,700	867
Yahoo Japan Corp.	8,751	4,324

		287,540

Kenya - 0.0%
Equity Bank Ltd.	675,900	246
Kenya Commercial Bank Ltd.*	1,026,500	445

		691

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
Malaysia - 0.4%
Genting Bhd.	1,357,400	$4,458
Sime Darby Bhd.	1,325,500	3,989

		8,447

Mexico - 0.3%
Banregio Grupo Financiero S.A.B. de C.V.	226,300	1,195
Grupo Televisa S.A.B. ADR	167,988	4,173

		5,368

Netherlands - 3.3%
Core Laboratories N.V.	104,989	15,923
Heineken N.V.	168,916	10,738
Reed Elsevier N.V.	637,500	10,574
Royal Dutch Shell PLC, Class A	705,940	22,555
Unilever N.V. - CVA	212,540	8,337

		68,127

New Zealand - 0.0%
Ryman Healthcare Ltd.	159,101	781

Nigeria - 0.1%
Guaranty Trust Bank PLC	9,729,689	1,455

Norway - 2.5%
Algeta ASA*	16,914	643
DNB ASA	673,491	9,730
Fred Olsen Energy ASA	20,345	802
Norsk Hydro ASA	1,649,676	6,570
ProSafe S.E.	82,344	721
Statoil ASA	707,609	14,588
Statoil ASA ADR	308,833	6,390
Telenor ASA	529,763	10,502
TGS Nopec Geophysical Co. ASA	78,350	2,272

		52,218

Philippines - 0.0%
Security Bank Corp.	132,010	462

Poland - 0.1%
Alior Bank S.A.*	15,974	430
Eurocash S.A.	62,555	1,103

		1,533

Russia - 0.1%
Sberbank of Russia ADR*	109,700	1,259

Singapore - 1.9%
Biosensors International Group Ltd.*	3,548,939	2,996
DBS Group Holdings Ltd.	152,690	1,859
First Resources Ltd.*	465,000	649
Golden Agri-Resources Ltd.	28,328,382	12,444
Keppel Corp. Ltd.	223,700	1,829
Singapore Technologies Engineering Ltd.	1,103,000	3,628
StarHub Ltd.	369,000	1,217
United Overseas Bank Ltd.	944,100	14,727

		39,349

South Africa - 1.0%
Bidvest Group Ltd.	98,087	2,423
Coronation Fund Managers Ltd.	94,886	602
FirstRand Ltd.	809,659	2,362
MTN Group Ltd.	162,070	3,006
Sasol Ltd. ADR	298,500	12,928

		21,321

South Korea - 2.2%
GS Home Shopping, Inc.	3,981	822
Hyundai Mobis	28,197	6,713
POSCO	13,403	3,494
POSCO ADR	108,700	7,074
Samsung Electronics Co. Ltd.	10,587	12,426
SK Telecom Co. Ltd. ADR	573,900	11,667
Woori Finance Holdings Co. Ltd. ADR	137,000	3,792

		45,988

Spain - 1.0%
Amadeus IT Holding S.A., Class A	282,919	9,038
Banco Bilbao Vizcaya Argentaria S.A.	950,164	7,912
Banco Santander S.A.	613,737	3,885
Viscofan S.A.	5,097	255

		21,090

Sri Lanka - 0.0%
John Keells Holdings PLC	259,106	500

Sweden - 2.6%
Atlas Copco AB, Class A	509,965	12,248
Getinge AB, Class B	347,356	10,530
Hexpol AB	22,911	1,489
Investor AB, Class B	216,540	5,794
Sandvik AB	382,846	4,559
Svenska Cellulosa AB, Class B	254,100	6,362
Telefonaktiebolaget LM Ericsson, Class B	628,171	7,122
Volvo AB, Class B	437,550	5,832

		53,936

Switzerland - 8.3%
ABB Ltd. (Registered)*	224,407	4,845

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
Switzerland - 8.3% continued
Burckhardt Compression Holding A.G.	1,909	$760
Cie Financiere Richemont S.A., Class A (Bearer)	95,821	8,406
Credit Suisse Group A.G. (Registered)*	270,373	7,168
Credit Suisse Group A.G. ADR*	200,653	5,309
Foster Wheeler A.G.*	148,185	3,217
Geberit A.G. (Registered)*	14,802	3,665
Holcim Ltd. (Registered)*	76,702	5,352
Nestle S.A. (Registered)	240,961	15,760
Noble Corp.	177,260	6,661
Novartis A.G. (Registered)	244,027	17,294
Novartis A.G. ADR	116,649	8,248
Partners Group Holding A.G.	11,828	3,201
Roche Holding A.G. (Genusschein)	171,350	42,458
SGS S.A. (Registered)	1,331	2,853
Syngenta A.G. (Registered)	15,814	6,167
Transocean Ltd.	145,197	6,962
UBS A.G. (Registered)*	652,127	11,079
Zurich Insurance Group A.G.*	55,100	14,280

		173,685

Taiwan - 1.5%
Advanced Semiconductor Engineering, Inc.	8,658,415	7,230
Asustek Computer, Inc.	203,000	1,737
Eclat Textile Co. Ltd.	150,000	1,100
St Shine Optical Co. Ltd.	20,389	528
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,085,896	19,893

		30,488

Thailand - 0.2%
Advanced Info Service PCL (Registered)	122,400	1,113
BEC World PCL (Registered)	419,600	795
Kasikornbank PCL (Registered)	299,400	1,875
Kiatnakin Bank PCL (Registered)	247,000	422

		4,205

Turkey - 0.6%
Akbank T.A.S.	1,232,686	5,010
KOC Holding A.S. ADR	79,800	1,898
Tofas Turk Otomobil Fabrikasi A.S.	104,649	652
Turkiye Garanti Bankasi A.S.	579,672	2,524
Turkiye Halk Bankasi A.S.	304,306	2,572

		12,656

United Arab Emirates - 0.1%
Dragon Oil PLC	166,002	1,445

United Kingdom - 17.6%
Abcam PLC	139,612	962
Aberdeen Asset Management PLC	381,656	2,209
Amlin PLC	325,737	1,953
Anglo American PLC	279,708	5,405
Antofagasta PLC	109,424	1,328
ARM Holdings PLC	73,165	885
ARM Holdings PLC ADR	377,900	13,672
Ashmore Group PLC	177,685	925
AstraZeneca PLC	287,900	13,619
AZ Electronic Materials S.A.	158,849	738
Babcock International Group PLC	258,822	4,358
BAE Systems PLC	1,717,000	10,035
Barclays PLC	1,380,000	5,916
Berkeley Group Holdings PLC	120,213	3,884
BG Group PLC	397,722	6,788
BHP Billiton PLC	174,225	4,475
Big Yellow Group PLC	130,029	762
BP PLC ADR	99,774	4,165
British American Tobacco PLC	200,637	10,303
BT Group PLC	1,202,194	5,626
Bunzl PLC	134,747	2,630
Capita PLC	142,867	2,105
Compass Group PLC	406,392	5,208
Daily Mail & General Trust PLC, Class A	159,338	1,869
Derwent London PLC	31,324	1,095
Diageo PLC	1,273,214	36,520
Dunelm Group PLC	141,471	2,028
easyJet PLC	167,043	3,308
Elementis PLC	300,925	1,008
Ensco PLC, Class A	83,200	4,836
GlaxoSmithKline PLC	600,194	15,015
Glencore Xstrata PLC*	3,242,535	13,489
Halma PLC	188,648	1,449
Hargreaves Lansdown PLC	65,449	880
Hiscox Ltd.	151,883	1,319
Howden Joinery Group PLC	298,149	1,144
HSBC Holdings PLC	1,360,600	14,100
IG Group Holdings PLC	176,820	1,565
IMI PLC	109,555	2,075
Imperial Tobacco Group PLC	273,700	9,510
InterContinental Hotels Group PLC	185,207	5,097
ITV PLC	2,596,905	5,552

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
United Kingdom - 17.6% continued
John Wood Group PLC	220,934	$2,730
Jupiter Fund Management PLC	234,239	1,030
Keller Group PLC	50,775	765
Lancashire Holdings Ltd.	149,426	1,802
Lloyds Banking Group PLC*	8,687,978	8,376
Marks & Spencer Group PLC	752,500	4,917
Meggitt PLC	261,402	2,049
Moneysupermarket.com Group PLC	426,937	1,243
Nanoco Group PLC*	112,239	225
Oxford Instruments PLC	14,357	264
Pearson PLC	201,912	3,585
Provident Financial PLC	58,268	1,314
Prudential PLC	599,382	9,854
Reckitt Benckiser Group PLC	133,219	9,444
Restaurant Group (The) PLC	62,420	474
Rightmove PLC	63,598	2,021
Rio Tinto PLC	178,100	7,300
Rio Tinto PLC ADR	156,366	6,424
Rolls-Royce Holdings PLC*	771,668	13,352
Rotork PLC	39,377	1,593
RPS Group PLC	144,225	444
Sage Group (The) PLC	884,169	4,586
Senior PLC	139,923	534
St. James’s Place PLC	188,832	1,558
Standard Chartered PLC	279,631	6,037
Subsea 7 S.A.*	276,486	4,838
Tesco PLC	1,721,800	8,652
Tullow Oil PLC	326,780	4,992
Unilever PLC	139,691	5,673
Vodafone Group PLC ADR	244,706	7,033
William Hill PLC	391,345	2,633
Willis Group Holdings PLC	211,285	8,616
WPP PLC	173,962	2,972

		367,140

United States - 2.4%
Aon PLC	50,297	3,236
Axis Capital Holdings Ltd.	245,700	11,248
Carnival Corp.	190,979	6,549
Everest Re Group Ltd.	69,248	8,882
Freeport-McMoRan Copper & Gold, Inc.	198,730	5,487
Philip Morris International, Inc.	56,326	4,879
RenaissanceRe Holdings Ltd.	58,200	5,051
Schlumberger Ltd.	77,250	5,536

		50,868

Total Common Stocks(1) (Cost $1,779,542)		1,963,259

PREFERRED STOCKS - 1.5%
Brazil - 0.8%
Banco Bradesco S.A.	390,750	5,043
Cia Paranaense de Energia ADR	541,000	6,719
Itau Unibanco Holding S.A. ADR	288,682	3,730
Petroleo Brasileiro S.A.*	100,600	732

		16,224

Germany - 0.7%
Henkel A.G. & Co. KGaA	47,488	4,456
Volkswagen A.G.	46,800	9,448

		13,904

Total Preferred Stocks(1) (Cost $36,133)		30,128

INVESTMENT COMPANIES - 3.7%
iShares MSCI EAFE ETF	149,665	8,587
iShares MSCI United Kingdom ETF	272,524	4,813
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	62,545,676	62,546

Total Investment Companies(1) (Cost $74,440)		75,946

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.08%, 10/17/13(4)	$3,055	$3,055

Total Short-Term Investments (Cost $3,055)		3,055

Total Investments - 99.6% (Cost $1,893,170)		2,072,388

Other Assets less Liabilities - 0.4%		8,955

NET ASSETS - 100.0%		$2,081,343

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $84,920,000 with net sales of approximately $22,374,000 during the three months ended June 30, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Mini MSCI EAFE Index	234	$19,184	Long	9/13	$(72)

At June 30, 2013, the Multi-Manager International Equity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)		IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)		SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Euro	—	*	United States Dollar	—	*	7/1/13	$—	*
Euro	42		United States Dollar	54		7/1/13	—	*
Euro	60		United States Dollar	77		7/1/13	—	*
Japanese Yen	15,496		United States Dollar	157		7/1/13	1
Japanese Yen	14,644		United States Dollar	149		7/1/13	1
Japanese Yen	3,861		United States Dollar	39		7/1/13	—	*
Japanese Yen	3,017		United States Dollar	31		7/1/13	—	*
Japanese Yen	2,535		United States Dollar	26		7/1/13	—	*
Japanese Yen	1,588		United States Dollar	16		7/1/13	—	*
South African Rand	866		United States Dollar	86		7/1/13	(2)
South African Rand	1,032		United States Dollar	103		7/1/13	(2)
United States Dollar	38		British Pound	25		7/1/13	—	*
United States Dollar	61		British Pound	40		7/1/13	—	*
United States Dollar	138		British Pound	90		7/1/13	(1)
United States Dollar	57		Euro	44		7/1/13	—	*
United States Dollar	37		Norwegian Krone	225		7/1/13	—	*
Euro	39		United States Dollar	50		7/2/13	—	*
Euro	26		United States Dollar	34		7/2/13	—	*
Euro	25		United States Dollar	32		7/2/13	—	*
Euro	42		United States Dollar	55		7/2/13	—	*
Euro	111		United States Dollar	144		7/2/13	—	*
Hong Kong Dollar	1,273		United States Dollar	164		7/2/13	—	*
Japanese Yen	801		United States Dollar	8		7/2/13	—	*
Japanese Yen	5,891		United States Dollar	59		7/2/13	—	*
Singapore Dollar	71		United States Dollar	56		7/2/13	—	*
United States Dollar	33		British Pound	22		7/2/13	—	*
United States Dollar	33		British Pound	22		7/2/13	—	*
United States Dollar	226		British Pound	148		7/2/13	(1)
United States Dollar	58		Hong Kong Dollar	446		7/2/13	—	*
United States Dollar	219		Japanese Yen	21,584		7/2/13	(2)
Euro	51		United States Dollar	66		7/3/13	—	*
United States Dollar	129		British Pound	85		7/3/13	—	*
United States Dollar	147		British Pound	97		7/3/13	—	*
United States Dollar	48		Hong Kong Dollar	376		7/3/13	—	*
Euro	2,873		United States Dollar	3,804		8/12/13	63
Euro	9,852		United States Dollar	12,880		8/12/13	53
United States Dollar	16,908		Euro	12,725		8/12/13	(342)
Japanese Yen	818,098		United States Dollar	8,671		8/13/13	421
Japanese Yen	390,439		United States Dollar	4,017		8/13/13	80
Japanese Yen	742,289		United States Dollar	7,413		8/13/13	(73)
Japanese Yen	561,509		United States Dollar	5,530		8/13/13	(132)
Japanese Yen	671,479		United States Dollar	6,590		8/13/13	(182)
United States Dollar	24,513		Japanese Yen	2,365,716		8/13/13	(656)
British Pound	8,824		United States Dollar	13,835		8/14/13	419
British Pound	21,431		United States Dollar	32,766		8/14/13	181
British Pound	3,712		United States Dollar	5,785		8/14/13	141
United States Dollar	39,252		British Pound	25,143		8/14/13	(1,022)
Australian Dollar	2,385		United States Dollar	2,357		8/15/13	184
United States Dollar	2,251		Australian Dollar	2,385		8/15/13	(77)
Swiss Franc	4,897		United States Dollar	5,112		8/16/13	(74)
United States Dollar	5,289		Swiss Franc	4,897		8/16/13	(102)

Total							$(1,124)

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

At June 30, 2013, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.0%
Consumer Staples	11.1
Energy	8.8
Financials	25.7
Health Care	10.8
Industrials	12.0
Information Technology	6.8
Materials	8.6
Telecommunication Services	4.2
Utilities	1.0

Total	100.0%

At June 30, 2013, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	20.3%
United States Dollar	19.6
British Pound	16.8
Japanese Yen	14.3
Swiss Franc	7.1
Hong Kong Dollar	5.3
All other currencies less than 5%	16.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summerized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$24,297	$187,707	$—	$212,004
Consumer Staples	7,783	210,703	—	218,486
Energy	80,445	95,505	—	175,950
Financials	114,644	379,060	—	493,704
Health Care	43,523	171,737	—	215,260
Industrials	14,640	226,482	—	241,122
Information Technology	40,094	96,502	157	136,753
Materials	56,506	116,370	—	172,876
Telecommunication Services	22,465	61,785	—	84,250
Utilities	9,600	3,254	—	12,854
Preferred Stocks
Consumer Discretionary	—	9,448	—	9,448
Consumer Staples	—	4,456	—	4,456
Energy	732	—	—	732
Financials	8,773	—	—	8,773
Utilities	6,719	—	—	6,719
Investment Companies	75,946	—	—	75,946
Short-Term Investments	—	3,055	—	3,055

Total Investments	$506,167	$1,566,064	$157	$2,072,388

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency Exchange Contracts	—	1,544	—	1,544
Liabilities
Futures Contracts	(72)	—	—	(72)
Foreign Currency Exchange Contracts	—	(2,668)	—	(2,668)

Total Other Financial Instruments	$(72)	$(1,124)	$—	$(1,196)

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$66,094	Valuations at last trade with foreign fair value adjustments
Consumer Staples	18,678	Valuations at last trade with foreign fair value adjustments
Energy	3,386	Valuations at last trade with foreign fair value adjustments
Financials	76,361	Valuations at last trade with foreign fair value adjustments
Health Care	6,489	Valuations at last trade with foreign fair value adjustments
Industrials	72,479	Valuations at last trade with foreign fair value adjustments
Information Technology	48,784	Valuations at last trade with foreign fair value adjustments
Materials	25,541	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	15,005	Valuations at last trade with foreign fair value adjustments

Total	$332,817

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/13 (000S)
Common Stock
Information Technology	$157	$—	$—	$—	$—	$—	$—	$—	$—	$157

The Fund valued the securities included in the balance as of 6/30/13 above using prices provided by NTGI PVC. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2013 was less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued	JUNE 30, 2013 (UNAUDITED)

	FAIR VALUE AT 6/30/13 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$157	Market Transaction and Analysis	Last traded price set at halt

The significant unobservable input used in the fair value measurement of the common stock was market transaction and analysis. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,923,128

Gross tax appreciation of investments	$269,146
Gross tax depreciation of investments	(119,886)

Net tax appreciation of investments	$149,260

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%
Aerospace/Defense - 3.2%
Boeing (The) Co.	43,055	$4,411
Northrop Grumman Corp.	73,300	6,069
Raytheon Co.	125,300	8,285
Rolls-Royce Holdings PLC ADR	16,312	1,420
United Technologies Corp.	40,828	3,795

		23,980

Agriculture - 1.0%
Archer-Daniels-Midland Co.	186,900	6,338
Philip Morris International, Inc.	18,000	1,559

		7,897

Apparel - 3.5%
Coach, Inc.	140,821	8,039
NIKE, Inc., Class B	224,940	14,324
Ralph Lauren Corp.	23,187	4,029

		26,392

Auto Manufacturers - 1.1%
General Motors Co.*	161,100	5,366
PACCAR, Inc.	47,700	2,560

		7,926

Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.	163,500	5,852

Banks - 4.2%
Bank of New York Mellon (The) Corp.	207,300	5,815
Capital One Financial Corp.	44,500	2,795
Citigroup, Inc.	120,090	5,761
Goldman Sachs Group (The), Inc.	50,061	7,572
JPMorgan Chase & Co.	58,000	3,062
Morgan Stanley	121,351	2,964
Wells Fargo & Co.	89,000	3,673

		31,642

Beverages - 0.5%
Diageo PLC ADR	22,967	2,640
Monster Beverage Corp.*	21,762	1,322

		3,962

Biotechnology - 4.7%
Alexion Pharmaceuticals, Inc.*	40,055	3,694
Amgen, Inc.	40,820	4,027
Biogen Idec, Inc.*	42,863	9,224
Celgene Corp.*	34,606	4,046
Gilead Sciences, Inc.*	168,693	8,639
Illumina, Inc.*	9,329	698
Vertex Pharmaceuticals, Inc.*	65,215	5,209

		35,537

Chemicals - 1.8%
E.I. du Pont de Nemours & Co.	112,500	5,906
Monsanto Co.	59,662	5,895
Mosaic (The) Co.	30,000	1,614

		13,415

Commercial Services - 1.1%
Mastercard, Inc., Class A	15,094	8,671

Computers - 4.3%
Apple, Inc.	24,874	9,852
EMC Corp.	436,528	10,311
International Business Machines Corp.	60,620	11,585
Teradata Corp.*	17,672	888

		32,636

Cosmetics/Personal Care - 1.5%
Estee Lauder (The) Cos., Inc., Class A	176,992	11,641

Diversified Financial Services - 0.6%
Visa, Inc., Class A	23,790	4,348

Electric - 1.1%
Edison International	129,200	6,222
NRG Energy, Inc.	80,500	2,149

		8,371

Environmental Control - 0.8%
Waste Management, Inc.	150,300	6,061

Food - 4.7%
Kraft Foods Group, Inc.	114,300	6,386
Mondelez International, Inc., Class A	602,026	17,176
Whole Foods Market, Inc.	238,445	12,275

		35,837

Healthcare - Products - 1.3%
Baxter International, Inc.	88,000	6,096
Essilor International S.A. ADR	22,156	1,182
Intuitive Surgical, Inc.*	4,288	2,172

		9,450

Healthcare - Services - 1.1%
Quest Diagnostics, Inc.	98,900	5,996
UnitedHealth Group, Inc.	39,162	2,565

		8,561

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Insurance - 6.4%
Allstate (The) Corp.	128,800	$6,198
American International Group, Inc.*	130,000	5,811
Aon PLC	65,500	4,215
Hartford Financial Services Group, Inc.	207,200	6,406
Loews Corp.	67,000	2,975
Marsh & McLennan Cos., Inc.	152,100	6,072
MetLife, Inc.	117,000	5,354
Travelers (The) Cos., Inc.	73,700	5,890
Unum Group	194,000	5,698

		48,619

Internet - 5.1%
Amazon.com, Inc.*	28,720	7,975
eBay, Inc.*	63,385	3,278
Facebook, Inc., Class A*	91,510	2,275
Google, Inc., Class A*	11,342	9,985
LinkedIn Corp., Class A*	26,599	4,743
Netflix, Inc.*	5,606	1,183
priceline.com, Inc.*	7,728	6,392
Rackspace Hosting, Inc.*	30,150	1,142
Splunk, Inc.*	36,230	1,680
Youku Tudou, Inc. ADR*	10,604	204

		38,857

Lodging - 0.0%
Marriott International, Inc., Class A - (Fractional Shares)*	9,000	—

Media - 3.1%
Discovery Communications, Inc., Class A*	32,025	2,473
Time Warner, Inc.	68,000	3,932
Viacom, Inc., Class B	68,000	4,627
Walt Disney (The) Co.	192,645	12,165

		23,197

Metal Fabrication/Hardware - 0.7%
Precision Castparts Corp.	22,595	5,107

Mining - 0.6%
AngloGold Ashanti Ltd. ADR	230,000	3,289
Barrick Gold Corp.	94,500	1,487

		4,776

Miscellaneous Manufacturing - 0.3%
Ingersoll-Rand PLC	45,000	2,498

Office/Business Equipment - 0.8%
Xerox Corp.	670,800	6,084

Oil & Gas - 6.6%
Apache Corp.	73,500	6,162
Canadian Natural Resources Ltd.	221,800	6,268
Chevron Corp.	50,600	5,988
Concho Resources, Inc.*	33,908	2,839
ConocoPhillips	98,700	5,971
EOG Resources, Inc.	14,826	1,952
Marathon Oil Corp.	177,100	6,124
Occidental Petroleum Corp.	94,800	8,459
Talisman Energy, Inc.	543,100	6,208

		49,971

Oil & Gas Services - 1.7%
FMC Technologies, Inc.*	39,474	2,198
Halliburton Co.	167,500	6,988
Schlumberger Ltd.	45,655	3,272

		12,458

Pharmaceuticals - 9.8%
Abbott Laboratories	86,716	3,025
Allergan, Inc.	32,983	2,779
Bristol-Myers Squibb Co.	84,163	3,761
Cardinal Health, Inc.	132,900	6,273
Express Scripts Holding Co.*	198,014	12,215
Johnson & Johnson	167,369	14,370
Merck & Co., Inc.	127,600	5,927
Novo Nordisk A/S ADR	26,362	4,085
Perrigo Co.	11,918	1,442
Pfizer, Inc.	388,465	10,881
Sanofi ADR	86,500	4,456
Teva Pharmaceutical Industries Ltd. ADR	119,000	4,665

		73,879

Real Estate Investment Trusts - 0.4%
American Tower Corp.	36,664	2,683

Retail - 9.4%
Chipotle Mexican Grill, Inc.*	9,055	3,299
Costco Wholesale Corp.	120,691	13,345
CVS Caremark Corp.	290,433	16,607
Dunkin’ Brands Group, Inc.	71,734	3,072
Inditex S.A. ADR	182,586	4,515
Lowe’s Cos., Inc.	148,500	6,074
Lululemon Athletica, Inc.*	16,170	1,059
Nordstrom, Inc.	137,897	8,266
Starbucks Corp.	20,342	1,332
Target Corp.	117,082	8,062

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Retail - 9.4% continued
TJX Cos., Inc.	107,348	$5,374

		71,005

Semiconductors - 2.8%
Applied Materials, Inc.	156,000	2,326
ARM Holdings PLC ADR	65,560	2,372
Avago Technologies Ltd.	57,196	2,138
Intel Corp.	250,200	6,060
QUALCOMM, Inc.	131,391	8,025

		20,921

Software - 5.3%
Adobe Systems, Inc.*	187,732	8,553
CA, Inc.	240,055	6,873
Microsoft Corp.	170,000	5,870
Oracle Corp.	237,853	7,307
Red Hat, Inc.*	75,893	3,629
Salesforce.com, Inc.*	91,116	3,479
Tableau Software, Inc., Class A*	837	46
VMware, Inc., Class A*	42,016	2,815
Workday, Inc., Class A*	27,791	1,781

		40,353

Telecommunications - 6.0%
AT&T, Inc.	173,500	6,142
CenturyLink, Inc.	66,300	2,344
Cisco Systems, Inc.	481,200	11,698
Crown Castle International Corp.*	139,983	10,133
Motorola Solutions, Inc.	108,214	6,247
Verizon Communications, Inc.	122,400	6,162
Vodafone Group PLC ADR	86,300	2,480

		45,206

Transportation - 1.4%
Canadian Pacific Railway Ltd.	14,298	1,736
Kansas City Southern	16,775	1,777
Union Pacific Corp.	43,521	6,714

		10,227

Total Common Stocks (Cost $581,079)		738,020

INVESTMENT COMPANIES - 2.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	17,420,542	17,421

Total Investment Companies (Cost $17,421)		17,421

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.08%, 10/17/13(3)	$1,080	$1,080

Total Short-Term Investments (Cost $1,080)		1,080

Total Investments - 100.2% (Cost $599,580)		756,521

Liabilities less Other Assets - (0.2)%		(1,415)

NET ASSETS - 100.0%		$755,106

(1)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,376,000 with net sales of approximately $12,955,000 during the three months ended June 30, 2013.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	94	$7,517	Long	9/13	$(38)

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	JUNE 30, 2013 (UNAUDITED)

At June 30, 2013, the industry sectors for the Multi-Manager Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.9%
Consumer Staples	12.1
Energy	8.5
Financials	11.2
Health Care	17.3
Industrials	6.8
Information Technology	20.9
Materials	2.5
Telecommunication Services	3.7
Utilities	1.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$738,020	(1)	$—	$—	$738,020
Investment Companies	17,421		—	—	17,421
Short-Term Investments	—		1,080	—	1,080

Total Investments	$755,441		$1,080	$—	$756,521

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(38)		$—	$—	$(38)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$609,471

Gross tax appreciation of investments	$169,161
Gross tax depreciation of investments	(22,111)

Net tax appreciation of investments	$147,050

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Aerospace/Defense - 1.2%
Exelis, Inc.	41,100	$567
L-3 Communications Holdings, Inc.	42,600	3,652
Northrop Grumman Corp.	34,900	2,890
Raytheon Co.	27,500	1,818
Triumph Group, Inc.	21,375	1,692

		10,619

Agriculture - 0.7%
Archer-Daniels-Midland Co.	58,700	1,991
Lorillard, Inc.	91,700	4,005

		5,996

Airlines - 0.6%
Delta Air Lines, Inc.*	237,075	4,436
SkyWest, Inc.	68,200	923

		5,359

Apparel - 1.3%
Coach, Inc.	106,061	6,055
Under Armour, Inc., Class A*	100,522	6,002

		12,057

Auto Manufacturers - 0.2%
Oshkosh Corp.*	42,200	1,602

Auto Parts & Equipment - 1.9%
Autoliv, Inc.	22,000	1,703
Cooper Tire & Rubber Co.	91,000	3,019
Lear Corp.	21,800	1,318
Magna International, Inc.	71,250	5,074
TRW Automotive Holdings Corp.*	93,425	6,207

		17,321

Banks - 5.8%
Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	1,296
Capital One Financial Corp.	20,200	1,269
East West Bancorp, Inc.	228,475	6,283
Fifth Third Bancorp	566,275	10,221
Huntington Bancshares, Inc.	321,200	2,531
KeyCorp	616,025	6,801
Regions Financial Corp.	1,120,600	10,679
Signature Bank*	79,449	6,596
State Street Corp.	25,800	1,683
Zions Bancorporation	166,975	4,822

		52,181

Biotechnology - 0.4%
Myriad Genetics, Inc.*	74,825	2,010
United Therapeutics Corp.*	26,100	1,718

		3,728

Chemicals - 1.6%
A. Schulman, Inc.	13,400	359
Axiall Corp.	69,400	2,955
Cabot Corp.	29,200	1,093
CF Industries Holdings, Inc.	6,200	1,063
Huntsman Corp.	308,300	5,106
Sigma-Aldrich Corp.	54,252	4,360

		14,936

Coal - 0.3%
Peabody Energy Corp.	196,425	2,876

Commercial Services - 2.4%
Convergys Corp.	89,700	1,563
CoreLogic, Inc.*	99,225	2,299
CoStar Group, Inc.*	17,571	2,268
PAREXEL International Corp.*	144,399	6,634
RR Donnelley & Sons Co.	94,600	1,325
SAIC, Inc.	50,900	709
TeleTech Holdings, Inc.*	58,200	1,364
Towers Watson & Co., Class A	62,775	5,144

		21,306

Computers - 3.4%
Cognizant Technology Solutions Corp., Class A*	104,645	6,552
IHS, Inc., Class A*	63,731	6,652
Lexmark International, Inc., Class A	52,200	1,596
MICROS Systems, Inc.*	100,848	4,352
Seagate Technology PLC	66,100	2,963
Sykes Enterprises, Inc.*	69,800	1,100
Teradata Corp.*	88,641	4,452
Western Digital Corp.	50,700	3,148

		30,815

Distribution/Wholesale - 1.9%
Beacon Roofing Supply, Inc.*	65,564	2,484
Fastenal Co.	102,336	4,692
Ingram Micro, Inc., Class A*	55,300	1,050
LKQ Corp.*	362,850	9,343

		17,569

Diversified Financial Services - 3.6%
Affiliated Managers Group, Inc.*	43,005	7,050
Aircastle Ltd.	122,400	1,957

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Diversified Financial Services - 3.6% continued
Ameriprise Financial, Inc.	53,900	$4,360
Discover Financial Services	119,650	5,700
Evercore Partners, Inc., Class A	58,600	2,302
IntercontinentalExchange, Inc.*	38,030	6,760
Invesco Ltd.	141,000	4,484

		32,613

Electric - 4.1%
AES Corp.	393,100	4,713
Ameren Corp.	59,000	2,032
American Electric Power Co., Inc.	37,200	1,666
Cleco Corp.	111,425	5,174
CMS Energy Corp.	190,650	5,180
Edison International	24,900	1,199
Entergy Corp.	53,600	3,735
NRG Energy, Inc.	249,900	6,672
Portland General Electric Co.	104,900	3,209
Public Service Enterprise Group, Inc.	117,800	3,847

		37,427

Electrical Components & Equipment - 1.3%
AMETEK, Inc.	141,873	6,001
Energizer Holdings, Inc.	24,100	2,423
Generac Holdings, Inc.	95,275	3,526

		11,950

Electronics - 2.4%
Amphenol Corp., Class A	99,090	7,723
Avnet, Inc.*	129,100	4,338
Pulse Electronics Corp.*	3,360	9
TE Connectivity Ltd.	35,600	1,621
Tech Data Corp.*	31,200	1,469
Trimble Navigation Ltd.*	226,233	5,884
Vishay Intertechnology, Inc.*	76,700	1,066

		22,110

Engineering & Construction - 0.9%
EMCOR Group, Inc.	100,750	4,095
Engility Holdings, Inc.*	9,449	269
Tutor Perini Corp.*	90,320	1,634
URS Corp.	54,000	2,550

		8,548

Entertainment - 0.3%
International Game Technology	144,875	2,421

Environmental Control - 1.4%
Clean Harbors, Inc.*	86,335	4,363
Stericycle, Inc.*	72,165	7,969

		12,332

Food - 3.5%
Fresh Del Monte Produce, Inc.	42,800	1,193
Ingredion, Inc.	33,025	2,167
JM Smucker (The) Co.	78,681	8,116
Kroger (The) Co.	212,625	7,344
McCormick & Co., Inc. (Non Voting)	48,357	3,403
Safeway, Inc.	131,800	3,118
Tyson Foods, Inc., Class A	254,625	6,539

		31,880

Forest Products & Paper - 0.5%
Boise, Inc.	149,600	1,278
International Paper Co.	64,775	2,870

		4,148

Gas - 0.4%
NiSource, Inc.	129,575	3,711

Healthcare - Products - 3.7%
Align Technology, Inc.*	121,670	4,507
Becton Dickinson and Co.	44,450	4,393
Boston Scientific Corp.*	353,350	3,276
CareFusion Corp.*	46,525	1,715
CR Bard, Inc.	25,196	2,738
Edwards Lifesciences Corp.*	56,643	3,806
Sirona Dental Systems, Inc.*	54,356	3,581
Varian Medical Systems, Inc.*	101,828	6,868
Zimmer Holdings, Inc.	35,600	2,668

		33,552

Healthcare - Services - 1.8%
Aetna, Inc.	129,725	8,243
Cigna Corp.	18,000	1,305
Community Health Systems, Inc.	27,400	1,284
ICON PLC*	98,575	3,492
LifePoint Hospitals, Inc.*	15,000	733
Tenet Healthcare Corp.*	20,300	936

		15,993

Home Builders - 0.6%
Ryland Group (The), Inc.	124,275	4,983

Home Furnishings - 0.9%
Harman International Industries, Inc.	33,800	1,832

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Home Furnishings - 0.9% continued
Whirlpool Corp.	54,295	$6,209

		8,041

Household Products/Wares - 1.0%
Avery Dennison Corp.	30,425	1,301
Church & Dwight Co., Inc.	118,432	7,308

		8,609

Housewares - 0.4%
Newell Rubbermaid, Inc.	122,200	3,208

Insurance - 5.5%
Aflac, Inc.	13,700	796
Allstate (The) Corp.	93,200	4,485
American Financial Group, Inc.	39,700	1,942
Aspen Insurance Holdings Ltd.	30,700	1,139
Assurant, Inc.	27,900	1,420
Brown & Brown, Inc.	104,942	3,383
Endurance Specialty Holdings Ltd.	23,200	1,194
Everest Re Group Ltd.	23,100	2,963
Genworth Financial, Inc., Class A*	35,900	410
Hartford Financial Services Group, Inc.	46,200	1,428
HCC Insurance Holdings, Inc.	76,800	3,311
Lincoln National Corp.	260,275	9,492
Montpelier Re Holdings Ltd.	33,200	830
PartnerRe Ltd.	10,700	969
Principal Financial Group, Inc.	52,100	1,951
Tower Group International Ltd.	93,800	1,924
Unum Group	238,375	7,001
Validus Holdings Ltd.	150,175	5,424

		50,062

Iron/Steel - 0.8%
Cliffs Natural Resources, Inc.	24,700	401
Nucor Corp.	103,000	4,462
Reliance Steel & Aluminum Co.	34,000	2,229

		7,092

Leisure Time - 0.8%
Polaris Industries, Inc.	75,855	7,206

Lodging - 0.1%
Marriott International, Inc., Class A - (Fractional Shares)*	34,801	—
MGM Resorts International*	89,525	1,323

		1,323

Machinery - Construction & Mining - 0.4%
Hyster-Yale Materials Handling, Inc.	15,858	996
Terex Corp.*	111,750	2,939

		3,935

Machinery - Diversified - 3.6%
AGCO Corp.	141,650	7,109
Chart Industries, Inc.*	73,332	6,900
IDEX Corp.	75,927	4,086
NACCO Industries, Inc., Class A	7,929	454
Roper Industries, Inc.	52,997	6,583
Wabtec Corp.	134,530	7,188

		32,320

Media - 0.9%
FactSet Research Systems, Inc.	42,453	4,328
Gannett Co., Inc.	154,550	3,780

		8,108

Metal Fabrication/Hardware - 0.3%
Timken Co.	52,500	2,955

Mining - 0.0%
USEC, Inc.*	172,000	50

Miscellaneous Manufacturing - 0.7%
Pall Corp.	39,300	2,611
Trinity Industries, Inc.	86,800	3,336

		5,947

Office/Business Equipment - 0.6%
Xerox Corp.	644,300	5,844

Oil & Gas - 6.6%
Chesapeake Energy Corp.	117,775	2,400
Concho Resources, Inc.*	67,902	5,685
Energen Corp.	71,025	3,712
Hess Corp.	79,425	5,281
Marathon Petroleum Corp.	45,200	3,212
Murphy Oil Corp.	70,600	4,299
Newfield Exploration Co.*	102,000	2,437
Oasis Petroleum, Inc.*	150,670	5,856
Patterson-UTI Energy, Inc.	263,275	5,096
Range Resources Corp.	60,928	4,711
Tesoro Corp.	86,575	4,529
Valero Energy Corp.	150,275	5,225
Western Refining, Inc.	67,900	1,906
Whiting Petroleum Corp.*	114,100	5,259

		59,608

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Oil & Gas Services - 1.1%
FMC Technologies, Inc.*	94,084	$5,239
Oceaneering International, Inc.	46,817	3,380
Superior Energy Services, Inc.*	45,927	1,191

		9,810

Packaging & Containers - 0.2%
Owens-Illinois, Inc.*	64,600	1,795

Pharmaceuticals - 2.9%
Cardinal Health, Inc.	33,400	1,576
Catamaran Corp.*	95,872	4,671
Jazz Pharmaceuticals PLC*	57,050	3,921
McKesson Corp.	6,800	779
Omnicare, Inc.	109,250	5,212
Perrigo Co.	55,904	6,764
Questcor Pharmaceuticals, Inc.	35,500	1,614
USANA Health Sciences, Inc.*	24,200	1,752

		26,289

Real Estate - 0.5%
CBRE Group, Inc., Class A*	181,400	4,238

Real Estate Investment Trusts - 5.4%
Ashford Hospitality Trust, Inc.	91,900	1,052
BioMed Realty Trust, Inc.	242,950	4,915
Brandywine Realty Trust	622,450	8,416
Capstead Mortgage Corp.	83,900	1,015
CBL & Associates Properties, Inc.	285,850	6,123
CommonWealth REIT	67,400	1,558
Corrections Corp. of America	114,491	3,878
Hospitality Properties Trust	90,400	2,376
Kilroy Realty Corp.	135,325	7,174
Lexington Realty Trust	186,700	2,181
Liberty Property Trust	128,825	4,761
MFA Financial, Inc.	179,200	1,514
Omega Healthcare Investors, Inc.	85,500	2,652
PennyMac Mortgage Investment Trust	79,100	1,665

		49,280

Retail - 7.7%
Abercrombie & Fitch Co., Class A	67,200	3,041
Chipotle Mexican Grill, Inc.*	12,887	4,695
Copart, Inc.*	136,253	4,197
CST Brands, Inc.*	10,922	336
Dick’s Sporting Goods, Inc.	148,627	7,440
Dillard’s, Inc., Class A	25,700	2,107
GameStop Corp., Class A	51,200	2,152
GNC Holdings, Inc., Class A	47,875	2,117
Kohl’s Corp.	68,300	3,450
Macy’s, Inc.	72,000	3,456
O’Reilly Automotive, Inc.*	73,558	8,284
Panera Bread Co., Class A*	51,677	9,609
Staples, Inc.	163,400	2,591
Tractor Supply Co.	84,999	9,997
Ulta Salon Cosmetics & Fragrance, Inc.*	63,702	6,380

		69,852

Semiconductors - 2.6%
Amkor Technology, Inc.*	242,600	1,021
Atmel Corp.*	351,825	2,586
Lam Research Corp.*	91,250	4,046
Micron Technology, Inc.*	348,925	5,000
NXP Semiconductor N.V.*	195,375	6,053
Skyworks Solutions, Inc.*	212,000	4,641

		23,347

Software - 4.9%
ANSYS, Inc.*	91,865	6,715
CA, Inc.	107,400	3,075
Cerner Corp.*	86,533	8,315
Citrix Systems, Inc.*	81,212	4,900
Fidelity National Information Services, Inc.	63,900	2,737
Fiserv, Inc.*	72,872	6,370
Intuit, Inc.	101,394	6,188
Red Hat, Inc.*	130,321	6,232

		44,532

Telecommunications - 0.7%
Comtech Telecommunications Corp.	31,600	850
Corning, Inc.	108,700	1,547
Harris Corp.	48,100	2,369
USA Mobility, Inc.	41,200	559
Vonage Holdings Corp.*	416,700	1,179

		6,504

Textiles - 0.4%
Mohawk Industries, Inc.*	35,550	3,999

Toys, Games & Hobbies - 0.1%
LeapFrog Enterprises, Inc.*	122,600	1,206

Transportation - 1.8%
Genesee & Wyoming, Inc., Class A*	56,787	4,818
JB Hunt Transport Services, Inc.	78,067	5,640

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Transportation - 1.8% continued
Ryder System, Inc.	94,100	$5,720

		16,178

Trucking & Leasing - 0.1%
AMERCO	7,300	1,182

Total Common Stocks (Cost $703,405)		880,553

INVESTMENT COMPANIES - 2.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	21,578,201	21,578

Total Investment Companies (Cost $21,578)		21,578

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.08%, 10/17/13(3)	$995	$995

Total Short-Term Investments (Cost $995)		995

Total Investments - 99.7% (Cost $725,978)		903,126

Other Assets less Liabilities - 0.3%		2,900

NET ASSETS - 100.0%		$906,026

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $15,970,000 with net purchases of approximately $5,608,000 during the three months ended June 30, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	90	$10,421	Long	9/13	$21

At June 30, 2013, the industry sectors for the Multi-Manager Mid Cap Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	16.0%
Consumer Staples	5.6
Energy	8.2
Financials	21.2
Health Care	10.5
Industrials	15.6
Information Technology	14.8
Materials	3.2
Telecommunication Services	0.2
Utilities	4.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$880,553	(1)	$—	$—	$880,553
Investment Companies	21,578		—	—	21,578
Short-Term Investments	—		995	—	995

Total Investments	$902,131		$995	$—	$903,126

OTHER FINANCIAL INTRUMENTS
Assets
Futures Contracts	$21		$—	$—	$21

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	JUNE 30, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$731,318

Gross tax appreciation of investments	$191,820
Gross tax depreciation of investments	(20,012)

Net tax appreciation of investments	$171,808

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2%
Advertising - 0.6%
Interpublic Group of (The) Cos., Inc.	31,600	$460
MDC Partners, Inc., Class A	131,174	2,366

		2,826

Aerospace/Defense - 2.2%
Alliant Techsystems, Inc.	27,200	2,239
Cubic Corp.	18,422	886
Curtiss-Wright Corp.	15,450	572
Embraer S.A. ADR*	10,700	395
Kaman Corp.	58,785	2,032
M/A-COM Technology Solutions Holdings, Inc.*	104,365	1,524
Teledyne Technologies, Inc.*	29,253	2,263

		9,911

Airlines - 0.2%
JetBlue Airways Corp.*	127,200	801

Apparel - 0.4%
Quiksilver, Inc.*	262,800	1,692

Auto Parts & Equipment - 2.2%
Dorman Products, Inc.	65,074	2,969
Gentherm, Inc.*	173,068	3,214
Meritor, Inc.*	186,300	1,314
Miller Industries, Inc.	131,292	2,019

		9,516

Banks - 4.4%
Associated Banc-Corp.	72,500	1,127
Bank of the Ozarks, Inc.	23,550	1,020
CapitalSource, Inc.	225,590	2,116
Cass Information Systems, Inc.	29,068	1,340
City National Corp.	7,100	450
Columbia Banking System, Inc.	41,060	978
Community Bank System, Inc.	27,100	836
First Horizon National Corp.	232,185	2,601
First Horizon National Corp. - (Fractional Shares)*	63,966	—
First Interstate Bancsystem, Inc.	54,737	1,135
FirstMerit Corp.	25,900	519
Fulton Financial Corp.	72,725	835
Iberiabank Corp.	19,750	1,059
Synovus Financial Corp.	343,200	1,002
Trustmark Corp.	32,150	790
Webster Financial Corp.	67,500	1,733
Westamerica Bancorporation	25,032	1,144
Wintrust Financial Corp.	20,959	802

		19,487

Chemicals - 0.7%
Innophos Holdings, Inc.	12,868	607
Innospec, Inc.	30,965	1,244
Sensient Technologies Corp.	28,650	1,160

		3,011

Commercial Services - 13.5%
Advisory Board (The) Co.*	84,205	4,602
Avis Budget Group, Inc.*	111,400	3,203
Brink’s (The) Co.	49,184	1,255
CBIZ, Inc.*	177,087	1,188
Chemed Corp.	36,770	2,663
Convergys Corp.	116,760	2,035
CoStar Group, Inc.*	49,195	6,350
DeVry, Inc.	28,300	878
ExlService Holdings, Inc.*	86,685	2,562
Global Cash Access Holdings, Inc.*	101,302	634
Global Payments, Inc.	7,620	353
Grand Canyon Education, Inc.*	95,682	3,084
Heidrick & Struggles International, Inc.	27,600	461
HMS Holdings Corp.*	43,130	1,005
Hudson Global, Inc.*	386,955	960
K12, Inc.*	62,690	1,647
KAR Auction Services, Inc.	99,107	2,267
Korn/Ferry International*	28,500	534
Manpowergroup, Inc.	17,200	942
MAXIMUS, Inc.	67,875	5,055
Monro Muffler Brake, Inc.	61,270	2,944
PHH Corp.*	118,400	2,413
Rent-A-Center, Inc.	93,300	3,503
Ritchie Bros. Auctioneers, Inc.	78,282	1,505
Rollins, Inc.	129,735	3,360
Valassis Communications, Inc.	169,100	4,158

		59,561

Computers - 2.1%
CIBER, Inc.*	21,100	71
j2 Global, Inc.	76,010	3,231
LivePerson, Inc.*	75,060	672
Qualys, Inc.*	32,470	524
Stratasys Ltd.*	27,479	2,301
Syntel, Inc.	38,370	2,412

		9,211

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Distribution/Wholesale - 3.5%
Beacon Roofing Supply, Inc.*	67,340	$2,551
LKQ Corp.*	305,510	7,867
MWI Veterinary Supply, Inc.*	32,400	3,993
Owens & Minor, Inc.	28,594	967

		15,378

Diversified Financial Services - 2.4%
BGC Partners, Inc., Class A	93,800	553
Ellie Mae, Inc.*	82,495	1,904
Financial Engines, Inc.	43,735	1,994
Nelnet, Inc., Class A	32,008	1,155
Portfolio Recovery Associates, Inc.*	22,888	3,516
WageWorks, Inc.*	40,620	1,399

		10,521

Electric - 1.8%
El Paso Electric Co.	28,400	1,003
Great Plains Energy, Inc.	105,600	2,380
NRG Energy, Inc.	72,823	1,944
Portland General Electric Co.	47,600	1,456
UNS Energy Corp.	23,550	1,054

		7,837

Electrical Components & Equipment - 0.3%
Belden, Inc.	27,671	1,382

Electronics - 1.1%
Brady Corp., Class A	28,400	873
Gentex Corp.	61,393	1,415
National Instruments Corp.	87,885	2,455

		4,743

Engineering & Construction - 0.3%
McDermott International, Inc.*	47,300	387
Tutor Perini Corp.*	45,100	816

		1,203

Entertainment - 0.6%
Cinemark Holdings, Inc.	23,300	651
Lakes Entertainment, Inc.*	53,400	188
Six Flags Entertainment Corp.	54,812	1,927

		2,766

Environmental Control - 0.5%
ADA-ES, Inc.*	52,880	2,227

Food - 2.0%
Calavo Growers, Inc.	31,020	843
Fresh Market (The), Inc.*	64,290	3,197
Overhill Farms, Inc.*	390,452	1,933
Pinnacle Foods, Inc.	15,500	374
United Natural Foods, Inc.*	45,439	2,453

		8,800

Forest Products & Paper - 0.9%
Buckeye Technologies, Inc.	44,433	1,646
Schweitzer-Mauduit International, Inc.	45,450	2,267

		3,913

Healthcare - Products - 2.5%
Abaxis, Inc.	39,680	1,885
Cepheid, Inc.*	67,392	2,320
Globus Medical, Inc., Class A*	48,920	825
Meridian Bioscience, Inc.	29,306	630
MiMedx Group, Inc.*	149,616	1,056
Techne Corp.	23,880	1,650
West Pharmaceutical Services, Inc.	36,950	2,596

		10,962

Healthcare - Services - 3.7%
Bio-Reference Labs, Inc.*	150,590	4,329
Health Management Associates, Inc., Class A*	96,700	1,520
ICON PLC*	31,540	1,118
IPC The Hospitalist Co., Inc.*	92,830	4,768
LifePoint Hospitals, Inc.*	44,700	2,183
MEDNAX, Inc.*	27,285	2,499

		16,417

Home Builders - 0.2%
Thor Industries, Inc.	13,800	679

Home Furnishings - 0.0%
Furniture Brands International, Inc.*	21,400	86

Household Products/Wares - 0.2%
Helen of Troy Ltd.*	18,330	703

Housewares - 0.4%
Libbey, Inc.*	35,700	856
Toro (The) Co.	18,238	828

		1,684

Insurance - 5.1%
American Equity Investment Life Holding Co.	90,377	1,419
Argo Group International Holdings Ltd.	47,190	2,000
Aspen Insurance Holdings Ltd.	32,700	1,213
Assurant, Inc.	10,400	530

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Insurance - 5.1% continued
CNO Financial Group, Inc.	294,900	$3,822
Endurance Specialty Holdings Ltd.	57,650	2,966
Global Indemnity PLC*	83,923	1,976
Horace Mann Educators Corp.	72,900	1,777
Montpelier Re Holdings Ltd.	32,700	818
National Western Life Insurance Co., Class A	1,300	247
Primerica, Inc.	30,500	1,142
Protective Life Corp.	30,550	1,173
StanCorp Financial Group, Inc.	22,496	1,112
Symetra Financial Corp.	155,810	2,491

		22,686

Internet - 4.6%
Boingo Wireless, Inc.*	61,010	379
comScore, Inc.*	112,122	2,734
Dealertrack Technologies, Inc.*	174,545	6,184
InterActiveCorp	45,330	2,156
Liquidity Services, Inc.*	37,700	1,307
Shutterfly, Inc.*	53,875	3,006
SPS Commerce, Inc.*	41,958	2,308
ValueClick, Inc.*	81,325	2,007

		20,081

Investment Companies - 0.3%
Hercules Technology Growth Capital, Inc.	101,047	1,409

Metal Fabrication/Hardware - 0.4%
CIRCOR International, Inc.	36,500	1,856

Mining - 0.8%
Compass Minerals International, Inc.	16,865	1,426
Horsehead Holding Corp.*	96,600	1,237
Noranda Aluminum Holding Corp.	235,700	761
US Antimony Corp.*	252,900	281

		3,705

Miscellaneous Manufacturing - 1.4%
Actuant Corp., Class A	42,800	1,411
Proto Labs, Inc.*	72,745	4,726

		6,137

Oil & Gas - 1.2%
Berry Petroleum Co., Class A	26,700	1,130
Bonanza Creek Energy, Inc.*	42,030	1,490
Cobalt International Energy, Inc.*	27,200	723
Oasis Petroleum, Inc.*	17,570	683
Stone Energy Corp.*	48,400	1,066

		5,092

Oil & Gas Services - 0.7%
Dril-Quip, Inc.*	36,360	3,283

Packaging & Containers - 0.6%
Silgan Holdings, Inc.	56,302	2,644

Pharmaceuticals - 3.2%
Akorn, Inc.*	140,060	1,894
Catamaran Corp.*	58,220	2,837
Neogen Corp.*	71,912	3,995
PharMerica Corp.*	88,200	1,222
Questcor Pharmaceuticals, Inc.	93,760	4,262

		14,210

Real Estate - 0.5%
Howard Hughes (The) Corp.*	19,030	2,133

Real Estate Investment Trusts - 2.6%
Brandywine Realty Trust	79,730	1,078
CapLease, Inc.	61,000	515
CubeSmart	52,400	837
CYS Investments, Inc.	215,490	1,985
DuPont Fabros Technology, Inc.	37,500	905
EPR Properties	15,240	766
Geo Group (The), Inc.	25,300	859
Government Properties Income Trust	36,268	915
Granite Real Estate Investment Trust	22,600	781
Hatteras Financial Corp.	26,250	647
Medical Properties Trust, Inc.	74,300	1,064
Starwood Property Trust, Inc.	45,430	1,124

		11,476

Retail - 7.1%
BJ’s Restaurants, Inc.*	56,670	2,102
Bob Evans Farms, Inc.	49,128	2,308
Brown Shoe Co., Inc.	62,600	1,348
Buffalo Wild Wings, Inc.*	28,670	2,814
Casey’s General Stores, Inc.	19,200	1,155
Cash America International, Inc.	68,382	3,109
Cato (The) Corp., Class A	28,400	709
CEC Entertainment, Inc.	20,350	835
Cheesecake Factory (The), Inc.	51,900	2,174
Finish Line (The), Inc., Class A	51,963	1,136
Five Below, Inc.*	22,820	839
Hibbett Sports, Inc.*	51,610	2,864

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Retail - 7.1% continued
Regis Corp.	7,795	$128
Ruby Tuesday, Inc.*	52,500	485
Rush Enterprises, Inc., Class A*	77,100	1,908
Stage Stores, Inc.	27,174	639
Steinway Musical Instruments, Inc.*	38,260	1,164
Texas Roadhouse, Inc.	51,350	1,285
Tilly’s, Inc., Class A*	111,842	1,789
World Fuel Services Corp.	35,430	1,417
Zumiez, Inc.*	35,270	1,014

		31,222

Savings & Loans - 0.4%
First Financial Holdings, Inc.	14,000	297
First Niagara Financial Group, Inc.	47,900	482
Washington Federal, Inc.	52,050	983

		1,762

Semiconductors - 2.9%
Cabot Microelectronics Corp.*	31,045	1,025
Cavium, Inc.*	60,600	2,143
Cypress Semiconductor Corp.*	44,182	474
Intersil Corp., Class A	158,898	1,243
ON Semiconductor Corp.*	165,400	1,337
Power Integrations, Inc.	36,395	1,476
QLogic Corp.*	90,200	862
Semtech Corp.*	80,250	2,811
Skyworks Solutions, Inc.*	55,720	1,220

		12,591

Shipbuilding - 1.0%
Huntington Ingalls Industries, Inc.	80,350	4,538

Software - 7.9%
ACI Worldwide, Inc.*	45,760	2,127
ANSYS, Inc.*	28,500	2,083
Aspen Technology, Inc.*	94,305	2,715
athenahealth, Inc.*	24,941	2,113
Blackbaud, Inc.	31,474	1,025
Bottomline Technologies de, Inc.*	55,570	1,405
Broadridge Financial Solutions, Inc.	36,810	979
Concur Technologies, Inc.*	24,002	1,953
Digi International, Inc.*	101,780	954
Ebix, Inc.	56,184	520
EPAM Systems, Inc.*	112,480	3,057
Greenway Medical Technologies*	91,860	1,134
InnerWorkings, Inc.*	100,905	1,095
Pegasystems, Inc.	29,020	961
Progress Software Corp.*	39,170	901
RealPage, Inc.*	53,200	976
SciQuest, Inc.*	65,295	1,636
Tangoe, Inc.*	139,090	2,146
Ultimate Software Group, Inc.*	48,145	5,647
Verint Systems, Inc.*	38,521	1,366

		34,793

Storage/Warehousing - 0.5%
Mobile Mini, Inc.*	69,040	2,289

Telecommunications - 3.5%
8x8, Inc.*	292,550	2,411
ARRIS Group, Inc.*	169,600	2,434
Aruba Networks, Inc.*	90,770	1,394
Comverse, Inc.*	35,630	1,060
InterDigital, Inc.	39,700	1,772
Loral Space & Communications, Inc.	45,925	2,754
NICE Systems Ltd. ADR	28,400	1,048
Plantronics, Inc.	48,700	2,139
Premiere Global Services, Inc.*	12,000	145
Symmetricom, Inc.*	75,500	339

		15,496

Transportation - 3.8%
Atlas Air Worldwide Holdings, Inc.*	43,400	1,899
Bristow Group, Inc.	15,500	1,013
Con-way, Inc.	98,300	3,830
Echo Global Logistics, Inc.*	147,429	2,873
Forward Air Corp.	25,165	963
Gulfmark Offshore, Inc., Class A	18,200	821
Roadrunner Transportation Systems, Inc.*	125,645	3,498
Tidewater, Inc.	28,508	1,624

		16,521

Total Common Stocks (Cost $324,925)		419,241

MASTER LIMITED PARTNERSHIPS - 0.1%
Diversified Financial Services - 0.1%
Ellington Financial LLC	26,790	611

Total Master Limited Partnerships (Cost $604)		611

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	19,662,898	$19,663

Total Investment Companies (Cost $19,663)		19,663

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.08%, 10/17/13(3)	$585	$585

Total Short-Term Investments (Cost $585)		585

Total Investments - 99.9% (Cost $345,777)		440,100

Other Assets less Liabilities - 0.1%		535

NET ASSETS - 100.0%		$440,635

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $23,992,000 with net sales of approximately $4,329,000 during the three months ended June 30, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	79	$7,700	Long	9/13	$31

At June 30, 2013, the industry sectors for the Multi-Manager Small Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	16.8%
Consumer Staples	2.4
Energy	3.3
Financials	16.9
Health Care	12.7
Industrials	17.0
Information Technology	24.6
Materials	3.7
Telecommunication Services	0.7
Utilities	1.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$419,241	(1)	$—	$—	$419,241
Master Limited Partnerships	611	(1)	—	—	611
Investment Companies	19,663		—	—	19,663
Short-Term Investments	—		585	—	585

Total Investments	$439,515		$585	$—	$440,100

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$31		$—	$—	$31

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	JUNE 30, 2013 (UNAUDITED)

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$348,150

Gross tax appreciation of investments	$101,053
Gross tax depreciation of investments	(9,103)

Net tax appreciation of investments	$91,950

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.5%
Auto Floor Plan - 0.1%
DSC Floorplan Master Owner Trust, Series 2011-1, Class B,
8.11%, 3/15/16(1)	$500	$501

Commercial Mortgage-Backed Securities - 0.4%
GS Mortgage Securities Trust, Series 2007-GG10, Class AM,
5.98%, 8/10/45	2,730	2,625

Other - 0.3%
Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates, Series 2005-R11, Class M1,
0.64%, 1/25/36	300	238
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
5.10%, 5/25/35	225	212
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4,
0.34%, 7/25/36	382	347
Fremont Home Loan Trust, Series 2006-D, Class 2A3,
0.34%, 11/25/36	1,270	537
Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C,
9.31%, 7/20/28(1) (2)	499	504

		1,838

Whole Loan - 1.7%
Banc of America Mortgage Trust, Series 2005-A, Class 2A1,
2.95%, 2/25/35	91	88
CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7,
6.00%, 7/25/36	179	151
Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1,
0.40%, 5/25/35	628	500
Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3,
6.25%, 7/25/36	537	360
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A3,
2.71%, 4/25/35	1,291	830
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-13, Class A3,
5.50%, 6/25/35	528	523
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A3,
0.53%, 3/25/35	494	329
GMAC Mortgage Loan Trust, Series 2005-AR3, Class 2A1,
3.15%, 6/19/35	11	10
GMACM Mortgage Loan Trust, Series 2003-J7, Class A7,
5.00%, 11/25/33	108	110
GMACM Mortgage Loan Trust, Series 2005-AR4, Class 3A1,
3.49%, 7/19/35	622	557
GSR Mortgage Loan Trust, Series 2004-14, Class 5A1,
2.71%, 12/25/34	468	457
GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1,
2.72%, 7/25/35	236	211
GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17,
6.00%, 9/25/36	292	249
IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1,
0.51%, 7/25/45	616	534
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1,
4.89%, 3/25/36	202	168
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.76%, 3/25/35	530	425
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class l2A1,
0.35%, 1/25/47	842	620
New York Mortgage Trust, Series 2006-1, Class 2A2,
2.86%, 5/25/36	246	210
RALI Trust, Series 2006-QS6, Class 1A16,
6.00%, 6/25/36	715	557
Residential Asset Securitization Trust, Series 2006-A2, Class A11,
6.00%, 1/25/46	572	463
RFMSI Trust, Series 2006-S1, Class 1A3,
5.75%, 1/25/36	555	560
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1,
0.50%, 7/25/35	540	426

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 2.5% continued
Whole Loan - 1.7% continued
WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A,
2.47%, 9/25/46	$526	$485
WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A,
2.22%, 1/25/47	655	589
WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A,
0.93%, 4/25/47	240	207
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A,
1.13%, 8/25/46	860	530

		10,149

Total Asset-Backed Securities (Cost $13,977)		15,113

CONVERTIBLE BONDS - 4.2%
Apparel - 0.3%
Iconix Brand Group, Inc.,
2.50%, 6/1/16	1,395	1,575

Auto Manufacturers - 0.7%
Ford Motor Co.,
4.25%, 11/15/16	2,465	4,449

Biotechnology - 0.1%
Gilead Sciences, Inc.,
1.63%, 5/1/16	150	341

Coal - 0.2%
Peabody Energy Corp.,
4.75%, 12/15/41	1,350	925

Computers - 0.0%
SanDisk Corp.,
1.50%, 8/15/17	220	295

Home Builders - 1.0%
KB Home,
1.38%, 2/1/19	570	595
Lennar Corp.,
2.00%, 12/1/20(1)	105	144
2.75%, 12/15/20(1)	425	732
3.25%, 11/15/21(1) (2)	1,165	1,967
Ryland Group (The), Inc.,
1.63%, 5/15/18	675	986
Standard Pacific Corp.,
1.25%, 8/1/32	1,105	1,415

		5,839

Iron/Steel - 0.1%
Steel Dynamics, Inc.,
5.13%, 6/15/14	320	345
United States Steel Corp.,
2.75%, 4/1/19	400	396

		741

Miscellaneous Manufacturing - 0.4%
Trinity Industries, Inc.,
3.88%, 6/1/36	2,210	2,578

Oil & Gas - 0.6%
Chesapeake Energy Corp.,
2.75%, 11/15/35	2,805	2,787
2.50%, 5/15/37	630	595
Cobalt International Energy, Inc.,
2.63%, 12/1/19	515	547

		3,929

Oil & Gas Services - 0.1%
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19(1) (2)	265	320

Pharmaceuticals - 0.1%
Mylan, Inc.,
3.75%, 9/15/15	260	619

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,
3.00%, 11/15/16	585	702
Redwood Trust, Inc.,
4.63%, 4/15/18	200	197

		899

Semiconductors - 0.3%
Micron Technology, Inc.,
2.38%, 5/1/32(1)	1,075	1,720
Xilinx, Inc.,
2.63%, 6/15/17	35	50

		1,770

Telecommunications - 0.2%
Axtel S.A.B. de C.V.,
7.00%, 1/31/20(1) (3)	824	65

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 4.2% continued
Telecommunications - 0.2% continued
Ciena Corp.,
4.00%, 3/15/15(1)	$315	$371
3.75%, 10/15/18(1)	240	300
Level 3 Communications, Inc.,
7.00%, 3/15/15	485	564

		1,300

Total Convertible Bonds (Cost $20,474)		25,580

CORPORATE BONDS - 71.6%
Advertising - 0.4%
Visant Corp.,
10.00%, 10/1/17	2,880	2,657

Aerospace/Defense - 0.7%
Meccanica Holdings USA, Inc.,
7.38%, 7/15/39(1)	2,400	2,179
6.25%, 1/15/40(1)	1,400	1,160
TransDigm, Inc.,
7.75%, 12/15/18	850	895

		4,234

Agriculture - 0.5%
North Atlantic Trading Co.,
11.50%, 7/15/16(1)	2,950	3,068

Airlines - 0.4%
Continental Airlines Pass Through Certificates, Series 2012-3, Class C,
6.13%, 4/29/18	415	419
Continental Airlines Pass Through Trust, Series 2007-1, Class B,
6.90%, 4/19/22	107	114
UAL Pass Through Trust, Series 2009-2A,
9.75%, 1/15/17	402	463
United Airlines, Inc.,
6.75%, 9/15/15(1)	555	570
US Airways Pass Through Trust, Series 2012-1, Class B,
8.00%, 10/1/19	879	954

		2,520

Apparel - 0.5%
Jones Group (The), Inc.,
6.13%, 11/15/34	3,485	2,771

Auto Manufacturers - 0.2%
Ford Motor Co.,
9.98%, 2/15/47	255	351
Navistar International Corp.,
8.25%, 11/1/21	1,165	1,145

		1,496

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.,
6.50%, 3/1/21	1,350	1,374
7.00%, 3/15/28	80	79

		1,453

Banks - 1.7%
Ally Financial, Inc.,
5.50%, 2/15/17	295	308
6.25%, 12/1/17	1,060	1,134
8.00%, 3/15/20	1,770	2,055
7.50%, 9/15/20	410	473
CIT Group, Inc.,
5.00%, 5/15/17	400	409
5.25%, 3/15/18	805	827
6.63%, 4/1/18(1)	2,055	2,219
5.50%, 2/15/19(1)	1,110	1,146
Morgan Stanley,
8.00%, 5/9/17(4)	1,300	1,292
Provident Funding Associates L.P./PFG Finance Corp.,
6.75%, 6/15/21(1) (2)	510	509

		10,372

Beverages - 0.4%
Beverages & More, Inc.,
9.63%, 10/1/14(1)	2,310	2,327

Building Materials - 0.6%
Associated Materials LLC/AMH New Finance, Inc.,
9.13%, 11/1/17(1) (2)	235	247
9.13%, 11/1/17	180	189
Builders FirstSource, Inc.,
7.63%, 6/1/21(1) (2)	155	150
Masco Corp.,
6.13%, 10/3/16	340	367
USG Corp.,
9.75%, 1/15/18	1,550	1,759
8.38%, 10/15/18(1)	870	942

		3,654

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Chemicals - 2.4%
Hercules, Inc.,
6.50%, 6/30/29	$1,960	$1,705
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20	30	29
Huntsman International LLC,
8.63%, 3/15/20	370	402
4.88%, 11/15/20	200	197
8.63%, 3/15/21	1,545	1,696
Momentive Performance Materials, Inc.,
8.88%, 10/15/20	670	700
9.00%, 1/15/21	4,588	3,934
PQ Corp.,
8.75%, 5/1/18(1) (2)	2,470	2,532
Reichhold Industries, Inc.,
9.00%, 5/8/17(1) (2) (5)	738	558
Tronox Finance LLC,
6.38%, 8/15/20(1)	2,765	2,606
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B B.V.,
7.38%, 5/1/21(1)	405	413

		14,772

Coal - 3.7%
Alpha Natural Resources, Inc.,
9.75%, 4/15/18	585	564
6.00%, 6/1/19	448	363
6.25%, 6/1/21	420	334
Arch Coal, Inc.,
9.88%, 6/15/19(1) (2)	550	522
7.25%, 10/1/20	458	376
7.25%, 6/15/21	615	498
Foresight Energy LLC/Foresight Energy Corp.,
9.63%, 8/15/17(1)	9,500	9,975
Murray Energy Corp.,
8.63%, 6/15/21(1) (2)	190	190
Peabody Energy Corp.,
6.00%, 11/15/18	2,520	2,526
6.25%, 11/15/21	7,040	6,794
Walter Energy, Inc.,
8.50%, 4/15/21(1)	530	424

		22,566

Commercial Services - 2.3%
Altegrity, Inc.,
10.50%, 11/1/15(1)	130	116
American Residential Services LLC/ARS Finance, Inc.,
12.00%, 4/15/15(1) (2)	725	725
Ceridian Corp.,
12.25%, 11/15/15(5)	356	360
8.88%, 7/15/19(1)	580	645
Envision Healthcare Corp.,
8.13%, 6/1/19(1)	920	978
Hertz (The) Corp.,
5.88%, 10/15/20	495	510
Iron Mountain, Inc.,
5.75%, 8/15/24	920	862
Jaguar Holding Co. I,
9.38%, 10/15/17(1) (5)	370	387
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/1/19(1)	810	895
Knowledge Universe Education LLC,
7.75%, 2/1/15(1)	510	490
R.R. Donnelley & Sons Co.,
8.25%, 3/15/19	2,070	2,173
7.63%, 6/15/20	1,635	1,660
7.88%, 3/15/21	855	872
ServiceMaster Co.,
8.00%, 2/15/20	1,140	1,137
7.00%, 8/15/20	1,050	996
7.45%, 8/15/27	1,535	1,305
United Rentals North America, Inc.,
8.25%, 2/1/21	305	334

		14,445

Computers - 0.3%
SunGard Data Systems, Inc.,
7.38%, 11/15/18	260	274
6.63%, 11/1/19(1)	1,325	1,332
7.63%, 11/15/20	260	276

		1,882

Cosmetics/Personal Care - 0.3%
First Quality Finance Co., Inc.,
4.63%, 5/15/21(1)	2,180	2,071

Distribution/Wholesale - 1.1%
HD Supply, Inc.,
7.50%, 7/15/20(1) (2)	175	177

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Distribution/Wholesale - 1.1% continued
VWR Funding, Inc.,
7.25%, 9/15/17	$6,265	$6,484

		6,661

Diversified Financial Services - 1.8%
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1)	1,375	1,409
3.25%, 5/15/18(1) (2)	335	326
4.25%, 5/15/23(1) (2)	370	345
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	325	336
8.00%, 1/15/18	1,610	1,690
International Lease Finance Corp.,
8.63%, 9/15/15	245	268
8.75%, 3/15/17	980	1,091
8.88%, 9/1/17	1,650	1,860
6.25%, 5/15/19	475	488
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
7.38%, 10/1/17(1)	975	995
Springleaf Finance Corp.,
6.50%, 9/15/17	300	290
6.90%, 12/15/17	1,990	1,953

		11,051

Electric - 2.8%
Calpine Corp.,
7.88%, 7/31/20(1)	389	422
CMS Energy Corp.,
6.55%, 7/17/17	530	614
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
11.00%, 10/1/21	600	643
12.25%, 3/1/22(1)	10,175	11,243
IPALCO Enterprises, Inc.,
7.25%, 4/1/16(1)	975	1,058
5.00%, 5/1/18	265	273
NRG Energy, Inc.,
7.63%, 1/15/18	480	514
7.63%, 5/15/19	395	413
7.88%, 5/15/21	1,830	1,954

		17,134

Entertainment - 1.5%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
9.13%, 8/1/18	640	698
5.25%, 3/15/21(1)	805	773
Graton Economic Development Authority,
9.63%, 9/1/19(1)	1,680	1,840
Mohegan Tribal Gaming Authority,
10.50%, 12/15/16(1)	275	269
11.00%, 9/15/18(1)	2,145	2,016
Peninsula Gaming LLC/Peninsula Gaming Corp.,
8.38%, 2/15/18(1)	1,285	1,336
Pinnacle Entertainment, Inc.,
7.75%, 4/1/22	1,045	1,092
Seminole Indian Tribe of Florida,
7.75%, 10/1/17(1)	575	611
WMG Acquisition Corp.,
6.00%, 1/15/21(1)	307	312

		8,947

Food - 0.3%
SUPERVALU, Inc.,
6.75%, 6/1/21(1) (2)	1,950	1,814
US Foods, Inc.,
8.50%, 6/30/19	272	284

		2,098

Forest Products & Paper - 0.4%
Neenah Paper, Inc.,
5.25%, 5/15/21(1)	2,820	2,749

Hand/Machine Tools - 1.1%
Victor Technologies Group, Inc.,
9.00%, 12/15/17	6,390	6,885

Healthcare - Products - 2.0%
Biomet, Inc.,
6.50%, 8/1/20	8,289	8,543
DJO Finance LLC/DJO Finance Corp.,
7.75%, 4/15/18	180	177
9.88%, 4/15/18	240	251
Hologic, Inc.,
6.25%, 8/1/20	405	420
Physio-Control International, Inc.,
9.88%, 1/15/19(1)	2,570	2,827

		12,218

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Healthcare - Services - 5.7%
Acadia Healthcare Co., Inc.,
6.13%, 3/15/21(1) (2)	$3,200	$3,200
Amsurg Corp.,
5.63%, 11/30/20	693	693
Community Health Systems, Inc.,
5.13%, 8/15/18	1,625	1,649
8.00%, 11/15/19	545	580
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	1,035	1,032
Envision Healthcare Holdings, Inc.,
9.25%, 10/1/17(1) (2) (5)	500	506
Fresenius Medical Care US Finance II, Inc.,
5.63%, 7/31/19(1)	595	619
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18(1)	835	908
HCA Holdings, Inc.,
6.25%, 2/15/21	440	449
HCA, Inc.,
4.75%, 5/1/23	1,830	1,752
7.50%, 12/15/23	260	270
8.36%, 4/15/24	680	768
7.69%, 6/15/25	1,310	1,415
7.58%, 9/15/25	240	254
7.05%, 12/1/27	70	69
7.50%, 11/6/33	1,940	1,998
7.75%, 7/15/36	420	422
Health Management Associates, Inc.,
7.38%, 1/15/20	765	839
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	1,475	1,489
Radiation Therapy Services, Inc.,
8.88%, 1/15/17	5,950	5,593
ResCare, Inc.,
10.75%, 1/15/19	1,360	1,523
Symbion, Inc.,
8.00%, 6/15/16	500	520
Tenet Healthcare Corp.,
6.25%, 11/1/18	870	916
6.75%, 2/1/20	655	635
4.75%, 6/1/20(1)	195	188
4.50%, 4/1/21(1)	615	574
4.38%, 10/1/21(1) (2)	385	353
6.88%, 11/15/31	1,725	1,484
United Surgical Partners International, Inc.,
9.00%, 4/1/20	3,925	4,239

		34,937

Holding Companies - Diversified - 1.5%
Harbinger Group, Inc.,
7.88%, 7/15/19(1)	9,230	9,438

Home Builders - 1.5%
D.R. Horton, Inc.,
4.38%, 9/15/22	415	394
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	1,520	1,368
KB Home,
8.00%, 3/15/20	945	1,049
7.50%, 9/15/22	595	638
Lennar Corp.,
4.75%, 12/15/17	850	850
5.00%, 11/15/22(1)	1,490	1,415
PulteGroup, Inc.,
7.88%, 6/15/32	2,545	2,799
6.38%, 5/15/33	390	365
6.00%, 2/15/35	290	267
Standard Pacific Corp.,
8.38%, 1/15/21	240	274

		9,419

Household Products/Wares - 1.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.50%, 5/15/18	925	953
9.00%, 4/15/19	210	217
9.88%, 8/15/19	2,375	2,541
5.75%, 10/15/20	930	937
8.25%, 2/15/21	415	411
Spectrum Brands Escrow Corp.,
6.63%, 11/15/22(1)	2,150	2,252

		7,311

Internet - 2.5%
Ancestry.com, Inc.,
11.00%, 12/15/20(1)	5,850	6,464
CyrusOne L.P./CyrusOne Finance Corp.,
6.38%, 11/15/22(1)	3,998	4,098

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Internet - 2.5% continued
GXS Worldwide, Inc.,
9.75%, 6/15/15	$5,020	$5,114

		15,676

Iron/Steel - 1.5%
Edgen Murray Corp.,
8.75%, 11/1/20(1)	2,680	2,667
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17(1)	5,240	5,319
United States Steel Corp.,
6.65%, 6/1/37	1,514	1,275

		9,261

Lodging - 3.0%
Ameristar Casinos, Inc.,
7.50%, 4/15/21	800	832
Boyd Gaming Corp.,
7.13%, 2/1/16	260	256
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	9,500	9,892
CityCenter Holdings LLC/CityCenter Finance Corp.,
7.63%, 1/15/16	1,035	1,092
MGM Resorts International,
7.63%, 1/15/17	520	568
6.75%, 10/1/20	955	989
6.63%, 12/15/21	870	897
7.75%, 3/15/22	1,380	1,499
Station Casinos LLC,
7.50%, 3/1/21(1)	1,700	1,717
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.75%, 8/15/20	266	295
4.25%, 5/30/23(1) (2)	610	564

		18,601

Machinery - Construction & Mining - 0.2%
Terex Corp.,
6.50%, 4/1/20	430	438
6.00%, 5/15/21	535	534

		972

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.88%, 12/1/17	1,400	1,585
Cleaver-Brooks, Inc.,
8.75%, 12/15/19(1)	740	777
Manitowoc (The) Co., Inc.,
8.50%, 11/1/20	465	507

		2,869

Media - 4.3%
AMC Networks, Inc.,
7.75%, 7/15/21	365	399
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.00%, 1/15/19	1,060	1,124
8.13%, 4/30/20	250	273
5.25%, 3/15/21(1)	585	576
5.25%, 9/30/22	215	204
5.13%, 2/15/23	505	473
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	1,420	1,445
5.13%, 12/15/21(1) (2)	1,425	1,340
Clear Channel Communications, Inc.,
5.50%, 9/15/14	1,605	1,561
4.90%, 5/15/15	650	601
11.25%, 3/1/21(1)	1,147	1,196
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	3,055	3,162
7.63%, 3/15/20	3,040	3,131
6.50%, 11/15/22(1) (2)	985	1,015
6.50%, 11/15/22(1) (2)	365	374
CSC Holdings LLC,
7.63%, 7/15/18	565	637
6.75%, 11/15/21	1,255	1,352
Cumulus Media Holdings, Inc.,
7.75%, 5/1/19	1,325	1,295
DISH DBS Corp.,
4.25%, 4/1/18(1) (2)	245	240
5.13%, 5/1/20(1) (2)	855	838
6.75%, 6/1/21	800	850
5.88%, 7/15/22	1,520	1,543
Gannett Co., Inc.,
9.38%, 11/15/17	135	143
7.13%, 9/1/18	1,525	1,617
Univision Communications, Inc.,
6.88%, 5/15/19(1)	1,125	1,181

		26,570

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Metal Fabrication/Hardware - 0.5%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.,
8.75%, 11/15/19(1)	$3,070	$3,131

Mining - 0.9%
Alcoa, Inc.,
5.90%, 2/1/27	780	730
6.75%, 1/15/28	165	164
Century Aluminum Co.,
7.50%, 6/1/21(1)	5,000	4,850

		5,744

Office/Business Equipment - 1.3%
CDW LLC/CDW Finance Corp.,
8.00%, 12/15/18	7,505	8,162

Oil & Gas - 4.9%
Chesapeake Energy Corp.,
6.50%, 8/15/17	1,015	1,089
6.63%, 8/15/20	705	758
6.13%, 2/15/21	635	667
5.75%, 3/15/23	375	380
Cimarex Energy Co.,
5.88%, 5/1/22	485	502
Concho Resources, Inc.,
5.50%, 4/1/23	1,346	1,326
Denbury Resources, Inc.,
8.25%, 2/15/20	395	427
EP Energy LLC/EP Energy Finance, Inc.,
9.38%, 5/1/20	2,203	2,489
EP Energy LLC/Everest Acquisition Finance, Inc.,
7.75%, 9/1/22	190	203
EPE Holdings LLC/EP Energy Bond Co., Inc.,
8.13%, 12/15/17(1) (5)	433	441
EXCO Resources, Inc.,
7.50%, 9/15/18	2,370	2,216
Forest Oil Corp.,
7.25%, 6/15/19	380	357
7.50%, 9/15/20(1)	1,060	1,007
Hercules Offshore, Inc.,
10.25%, 4/1/19(1)	925	1,008
Legacy Reserves L.P./Legacy Reserves Finance Corp.,
6.63%, 12/1/21(1)	2,150	2,069
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1)	1,825	1,738
8.63%, 4/15/20	700	735
7.75%, 2/1/21	1,010	1,013
Memorial Production Partners L.P./Memorial Production Finance Corp.,
7.63%, 5/1/21(1)	260	256
Newfield Exploration Co.,
5.75%, 1/30/22	1,480	1,465
5.63%, 7/1/24	870	844
Range Resources Corp.,
8.00%, 5/15/19	90	96
5.75%, 6/1/21	265	273
5.00%, 8/15/22	845	826
Rosetta Resources, Inc.,
5.63%, 5/1/21	820	801
SandRidge Energy, Inc.,
7.50%, 3/15/21	1,685	1,609
8.13%, 10/15/22	875	866
7.50%, 2/15/23	1,470	1,397
Sidewinder Drilling, Inc.,
9.75%, 11/15/19(1)	2,490	2,521
WPX Energy, Inc.,
5.25%, 1/15/17	296	303
6.00%, 1/15/22	575	581

		30,263

Packaging & Containers - 0.4%
Ball Corp.,
4.00%, 11/15/23	455	421
Berry Plastics Corp.,
9.75%, 1/15/21	1,170	1,322
Owens-Brockway Glass Container, Inc.,
7.38%, 5/15/16	535	596

		2,339

Pharmaceuticals - 0.9%
Endo Health Solutions, Inc.,
7.00%, 7/15/19	515	520
Sky Growth Acquisition Corp.,
7.38%, 10/15/20(1)	350	359
Valeant Pharmaceuticals International,
6.75%, 10/1/17(1)	320	331

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Pharmaceuticals - 0.9% continued
6.38%, 10/15/20(1)	$3,360	$3,322
7.25%, 7/15/22(1)	740	751

		5,283

Pipelines - 1.2%
Access Midstream Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	825	835
4.88%, 5/15/23	615	571
El Paso LLC,
7.00%, 6/15/17	890	968
7.25%, 6/1/18	180	200
7.80%, 8/1/31	665	702
7.75%, 1/15/32	965	1,025
Energy Transfer Equity L.P.,
7.50%, 10/15/20	1,230	1,344
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
4.50%, 7/15/23	658	602
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.88%, 12/1/18	1,130	1,189
4.50%, 11/1/23(1) (2)	270	244

		7,680

Real Estate - 0.1%
Realogy Group LLC,
7.63%, 1/15/20(1)	510	552

Real Estate Investment Trusts - 0.4%
Omega Healthcare Investors, Inc.,
7.50%, 2/15/20	375	399
6.75%, 10/15/22	1,645	1,752

		2,151

Retail - 5.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
6.75%, 5/20/20	1,150	1,190
7.00%, 5/20/22	1,486	1,519
Claire’s Stores, Inc.,
8.88%, 3/15/19	320	336
9.00%, 3/15/19(1)	7,870	8,657
Dillard’s, Inc.,
7.75%, 7/15/26	495	543
7.75%, 5/15/27	465	505
Ferrellgas L.P./Ferrellgas Finance Corp.,
9.13%, 10/1/17	1,295	1,353
Hillman Group (The), Inc.,
10.88%,6/1/18	2,930	3,172
10.88%,6/1/18(1) (2)	2,200	2,382
New Albertsons, Inc.,
7.75%,6/15/26	150	118
6.63%,6/1/28	165	114
7.45%,8/1/29	2,940	2,308
8.70%,5/1/30	150	123
8.00%,5/1/31	130	103
Party City Holdings, Inc.,
8.88%,8/1/20(1)	415	445
Rite Aid Corp.,
10.25%,10/15/19	295	332
9.25%,3/15/20	295	326
8.00%,8/15/20	1,327	1,470
6.75%,6/15/21(1) (2) (6)	3,230	3,173
Sears Holdings Corp.,
6.63%,10/15/18	2,125	2,003
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.50%,10/1/18	893	938
7.38%,8/1/21	728	757
Toys R Us Property Co. II LLC,
8.50%,12/1/17	1,410	1,465

		33,332

Semiconductors - 0.6%
Amkor Technology, Inc.,
6.63%,6/1/21	205	202
6.38%,10/1/22	1,195	1,174
6.38%,10/1/22(1) (2)	585	573
Freescale Semiconductor, Inc.,
9.25%,4/15/18(1)	970	1,045
8.05%,2/1/20	670	679

		3,673

Software - 1.8%
First Data Corp.,
11.25%,3/31/16	790	772
7.38%,6/15/19(1)	555	570
6.75%,11/1/20(1)	520	529
11.25%,1/15/21(1)	1,085	1,082
12.63%,1/15/21	920	973
10.63%,6/15/21(1) (2)	995	983
Nuance Communications, Inc.,
5.38%,8/15/20(1)	4,380	4,282

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.6% continued
Software - 1.8% continued
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(1)	$1,545	$1,653

		10,844

Telecommunications - 5.7%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	37
6.45%, 3/15/29	4,595	3,481
CenturyLink, Inc.,
5.63%, 4/1/20	80	81
6.45%, 6/15/21	960	1,001
7.60%, 9/15/39	1,155	1,097
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	47
Frontier Communications Corp.,
9.25%, 7/1/21	65	74
7.63%, 4/15/24	500	501
7.88%, 1/15/27	880	852
9.00%, 8/15/31	3,050	3,019
7.45%, 7/1/35	10	9
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	625	662
Level 3 Communications, Inc.,
8.88%, 6/1/19	1,355	1,409
Level 3 Financing, Inc.,
9.38%, 4/1/19	709	766
8.13%, 7/1/19	2,530	2,656
7.00%, 6/1/20	455	454
8.63%, 7/15/20	1,095	1,166
Lynx I Corp.,
5.38%, 4/15/21(1)	520	523
MetroPCS Wireless, Inc.,
6.25%, 4/1/21(1) (2)	735	748
6.63%, 4/1/23(1) (2)	435	443
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	260	286
6.88%, 7/15/28	650	624
Qwest Corp.,
6.75%, 12/1/21	485	540
6.88%, 9/15/33	1,888	1,827
SBA Telecommunications, Inc.,
5.75%, 7/15/20(1)	2,360	2,366
Sprint Capital Corp.,
6.88%, 11/15/28	6,055	5,813
8.75%, 3/15/32	850	935
Sprint Nextel Corp.,
9.00%, 11/15/18(1)	245	287
7.00%, 8/15/20	350	367
Syniverse Holdings, Inc.,
9.13%, 1/15/19	645	689
Windstream Corp.,
8.13%, 8/1/13	295	296
7.88%, 11/1/17	655	719
7.50%, 6/1/22	515	525
6.38%, 8/1/23	530	496

		34,796

Total Corporate Bonds (Cost $437,540)		441,035

FOREIGN ISSUER BONDS - 9.9%
Airlines - 0.0%
Air Canada,
12.00%, 2/1/16(1) (2)	55	60

Banks - 1.1%
Banco Santander Brasil S.A.,
8.00%, 3/18/16(1) (2) (7)	2,400	995
Banco Santander Chile,
6.50%, 9/22/20(1) (8)	550,000	1,069
Export-Import Bank of Korea,
4.00%, 11/26/15(1) (9)	92,000	2,177
HBOS PLC,
6.00%, 11/1/33(1) (2)	200	184
Royal Bank of Scotland Group PLC,
5.50%, 9/30/13(10)	290	258
6.13%, 12/15/22	2,360	2,246

		6,929

Building Materials - 0.8%
Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17(1) (2)	3,610	3,827
Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22(1) (2)	1,400	616
Desarrolladora Homex S.A.B. de C.V.,
9.75%, 3/25/20(1)	1,140	387
Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20(1)	315	69
9.75%, 2/3/22(1)	1,600	352

		5,251

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.9% continued
Chemicals - 0.0%
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	$230	$220

Computers - 0.2%
Seagate HDD Cayman,
7.00%, 11/1/21	885	947

Electronics - 0.3%
Flextronics International Ltd.,
4.63%, 2/15/20(1)	635	616
5.00%, 2/15/23(1) (2)	1,035	1,001

		1,617

Engineering & Construction - 0.2%
Odebrecht Finance Ltd.,
8.25%, 4/25/18(1) (2) (7)	900	410
4.38%, 4/25/25(1) (2)	600	537

		947

Entertainment - 0.6%
Great Canadian Gaming Corp.,
6.63%, 7/25/22(1) (11)	4,000	3,908

Food - 0.2%
BRF S.A.,
7.75%, 5/22/18(1) (2) (7)	1,800	702
Cosan Luxembourg S.A.,
9.50%, 3/14/18(1) (2) (7)	600	256

		958

Iron/Steel - 1.0%
ArcelorMittal,
5.75%, 8/5/20	1,691	1,674
6.00%, 3/1/21	70	70
7.50%, 10/15/39	450	427
7.25%, 3/1/41	3,260	3,048
Essar Steel Algoma, Inc.,
9.88%, 6/15/15(1) (2)	1,605	1,236

		6,455

Mining - 0.3%
Barminco Finance Pty Ltd.,
9.00%, 6/1/18(1) (2)	915	805
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/1/15(1)	390	394
6.00%, 4/1/17(1)	330	321
8.25%, 11/1/19(1)	470	484

		2,004

Miscellaneous Manufacturing - 0.2%
Bombardier, Inc.,
7.45%, 5/1/34(1)	1,174	1,174

Multi-National - 0.3%
European Bank for Reconstruction & Development,
9.00%, 4/28/14(7)	3,525	1,583

Municipal - 0.2%
Autonomous Community of Madrid Spain,
4.30%, 9/15/26(10)	1,070	1,138

Oil & Gas - 0.4%
Connacher Oil and Gas Ltd.,
8.75%, 8/1/18(1) (11)	1,290	714
8.50%, 8/1/19(1) (2)	930	530
OGX Austria GmbH,
8.50%, 6/1/18(1) (2)	3,050	961
8.38%, 4/1/22(1)	1,800	522

		2,727

Oil & Gas Services - 0.1%
MBPS Finance Co.,
11.25%, 11/15/15(1) (2)	680	595

Pharmaceuticals - 0.1%
VPII Escrow Corp.,
6.75%, 8/15/18(1) (6)	465	477

Sovereign - 2.4%
Brazilian Government International Bond,
10.25%, 1/10/28(7)	3,000	1,398
Italy Buoni Poliennali Del Tesoro,
5.50%, 11/1/22(10)	570	797
5.00%, 8/1/34(10)	110	145
Mexican Bonos,
7.75%, 12/14/17(3)	3,400	289
8.00%, 12/7/23(3)	13,500	1,212
7.75%, 11/13/42(3)	34,280	2,834
Philippine Government International Bond,
6.25%, 1/14/36(9)	40,000	984
Portugal Obrigacoes do Tesouro OT,
4.80%, 6/15/20(10)	25	30
3.85%, 4/15/21(10)	225	250
4.95%, 10/25/23(10)	2,310	2,702
Spain Government Bond,
4.65%, 7/30/25(10)	2,250	2,860

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.9% continued
Sovereign - 2.4% continued
Uruguay Government International Bond,
3.70%, 6/26/37(12)	$11,725	$1,046

		14,547

Telecommunications - 1.5%
America Movil S.A.B. de C.V.,
6.45%, 12/5/22(3)	4,000	296
8.46%, 12/18/36(3)	3,400	260
Axtel S.A.B. de C.V.,
7.00%, 1/31/20(1) (2)	722	664
Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15(1) (2)	1,700	638
Eircom Finance Ltd.,
9.25%, 5/15/20(1) (2) (10)	300	363
Intelsat Jackson Holdings S.A.,
8.50%, 11/1/19	780	841
5.50%, 8/1/23(1) (2)	1,725	1,622
Intelsat Luxembourg S.A.,
7.75%, 6/1/21(1) (2)	790	798
8.13%, 6/1/23(1) (2)	560	578
Portugal Telecom International Finance B.V.,
4.50%, 6/16/25(10)	250	288
Telecom Italia Capital S.A.,
6.38%, 11/15/33	100	93
6.00%, 9/30/34	995	902
Telefonica Emisiones S.A.U.,
7.05%, 6/20/36	975	1,070
UPC Holding B.V.,
9.88%, 4/15/18(1)	240	260
UPCB Finance III Ltd.,
6.63%, 7/1/20(1) (2)	710	735

		9,408

Total Foreign Issuer Bonds (Cost $68,582)		60,945

TERM LOANS - 3.9%
Advertising - 0.3%
Van Wagner Communications, Inc.,
8.25%, 8/3/18	1,980	2,002

Auto Manufacturers - 0.2%
Navistar, Inc.,
5.75%, 8/17/17	1,269	1,274

Chemicals - 0.1%
US Coatings Acquisition, Inc.,
4.75%, 2/1/20	494	494

Commercial Services - 0.1%
Ceridian Corp.,
5.94%, 5/9/17	733	735

Electric - 0.0%
Dynegy, Inc.,
4.00%, 4/23/20	143	142

Entertainment - 0.5%
Graton Economic Development Authority,
9.00%, 8/22/18	580	604
Scientific Games International, Inc.,
4.25%, 5/22/20	2,185	2,150

		2,754

Food - 0.8%
Milk Specialties Co.,
7.00%, 11/9/18	4,988	5,012

Healthcare - Products - 0.1%
Hologic, Inc.,
4.50%, 8/1/19	487	488

Healthcare - Services - 0.3%
DaVita HealthCare Partners, Inc.,
4.00%, 11/1/19	985	986
United Surgical Partners International, Inc.,
4.75%, 4/3/19	981	982

		1,968

Lodging - 0.2%
Caesars Entertainment Operating Co., Inc.,
4.44%, 1/28/18	275	236
MGM Resorts International,
3.50%, 12/20/19	1	1
Station Casinos LLC,
5.00%, 3/1/20	753	752

		989

Media - 0.2%
Clear Channel Communications, Inc.,
3.84%, 1/29/16	1,060	967
Univision Communications, Inc.,
4.00%, 3/1/20	187	183

		1,150

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.9% continued
Oil & Gas - 0.5%
Chesapeake Energy Corp.,
5.75%, 12/2/17	$3,336	$3,370

Oil & Gas Services - 0.1%
Pinnacle Holdco Sarl,
10.50%, 7/30/20	600	604

Real Estate - 0.3%
Realogy Group LLC,
4.50%, 3/5/20	1,890	1,895

Software - 0.1%
Ellucian,
4.50%, 7/19/18	386	386
First Data Corp.,
4.19%, 3/24/17	422	412

		798

Telecommunications - 0.1%
Integra Telecom Holdings, Inc.,
5.25%, 2/20/19	559	559
Intelsat Jackson Holdings S.A.,
4.25%, 4/2/18	2	2

		561

Total Term Loans (Cost $24,008)		24,236

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.7%
Banks - 0.6%
Ally Financial, Inc., 7.00%(1) (2) (13)	3,605	$3,426

Home Builders - 0.0%
Hovnanian Enterprises, Inc., 7.65%*	10,100	183

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc., 7.65%	850	20
iStar Financial, Inc., 7.80%	11,500	277
iStar Financial, Inc., 7.88%	19,875	475

		772

Total Preferred Stocks (Cost $3,905)		4,381

CONVERTIBLE PREFERRED STOCKS - 1.8%
Auto Manufacturers - 0.7%
General Motors Co., 4.75%	82,450	3,971

Auto Parts & Equipment - 0.4%
Goodyear Tire & Rubber (The) Co., 5.88%	52,200	2,571

Banks - 0.0%
Bank of America Corp., 7.25%	196	218

Iron/Steel - 0.2%
Cliffs Natural Resources, Inc., 7.00%	55,657	987

Oil & Gas - 0.1%
SandRidge Energy, Inc., 7.00%*	3,388	290
SandRidge Energy, Inc., 8.50%	4,079	384

		674

Pipelines - 0.2%
El Paso Energy Capital Trust I, 4.75%	24,025	1,405

Real Estate Investment Trusts - 0.0%
Weyerhaeuser Co., 6.38%*	4,985	254

Telecommunications - 0.2%
Lucent Technologies Capital Trust I, 7.75%	1,000	945

Total Convertible Preferred Stocks (Cost $10,016)		11,025

COMMON STOCKS - 0.0%
Commercial Services - 0.0%
United Rentals, Inc.*	2,047	102

Total Common Stocks (Cost $70)		102

OTHER - 0.0%(14)
Escrow GCB Dynegy Holdings	1,810,000	—

Total Other (Cost $ — )		—

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(15) (16)	20,097,773	$20,098

Total Investment Companies (Cost $20,098)		20,098

Total Investments - 97.9% (Cost $598,670)		602,515

Other Assets less Liabilities - 2.1%		13,147

NET ASSETS - 100.0%		$615,662

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2013, the value of these restricted illiquid securities amounted to approximately $49,621,000 or 8.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Acadia Healthcare Co., Inc.,
6.13%, 3/15/21	5/1/13-5/22/13	$3,412

Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17	11/14/12-11/30/12	3,643

Air Canada,
12.00%, 2/1/16	11/8/11	52

Ally Financial, Inc., 7.00%	11/3/10-7/13/12	3,160

American Residential Services LLC/ARS Finance, Inc.,
12.00%, 4/15/15	4/9/10	723

Amkor Technology, Inc.,
6.38%, 10/1/22	5/15/13-5/16/13	604

Arch Coal, Inc.,
9.88%, 6/15/19	11/14/12-3/12/13	530

Associated Materials LLC/AMH New Finance, Inc.,
9.13%, 11/1/17	4/23/13-4/24/13	250

Axtel S.A.B. de C.V.,
7.00%, 1/31/20	9/25/09-10/21/11	943

Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15	4/30/10-9/13/11	1,559

Banco Santander Brasil S.A.,
8.00%, 3/18/16	5/2/13	2,430

Barminco Finance Pty Ltd.,
9.00%, 6/1/18	5/13/13	915

BRF S.A.,
7.75%, 5/22/18	5/15/13	1,800

Builders FirstSource, Inc.,
7.63%, 6/1/21	5/16/13	155

Cequel Communications Holdings I LLC/Cequel Capital Corp.,
5.13%, 12/15/21	5/13/13	1,425

Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	11/6/12	361

Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	11/6/12	985

Connacher Oil and Gas Ltd.,
8.50%, 8/1/19	8/5/11-7/16/12	814

Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22	3/21/12-4/17/13	1,164

Cosan Luxembourg S.A.,
9.50%, 3/14/18	3/7/13	305

DISH DBS Corp.,
4.25%, 4/1/18	4/3/13	244

DISH DBS Corp.,
5.13%, 5/1/20	4/2/13-4/4/13	851

Eircom Finance Ltd.,
9.25%, 5/15/20	5/9/13	300

Envision Healthcare Holdings, Inc.,
9.25%, 10/1/17	11/7/12-11/14/12	486

Essar Steel Algoma, Inc.,
9.88%, 6/15/15	12/7/09-7/24/12	1,426

First Data Corp.,
10.63%, 6/15/21	3/26/13	995

Flextronics International Ltd.,
5.00%, 2/15/23	2/12/13-2/13/13	1,035

General Motors Financial Co., Inc.,
3.25%, 5/15/18	5/7/13	335

General Motors Financial Co., Inc.,
4.25%, 5/15/23	5/7/13	370

HBOS PLC,
6.00%, 11/1/33	11/10/11	130

HD Supply, Inc.,
7.50%, 7/15/20	6/21/13-6/24/13	180

Hillman Group (The), Inc.,
10.88%, 6/1/18	12/18/12	2,343

Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	5/23/13-6/24/13	324

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/2/13	230

Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	5/21/13	1,725

Intelsat Luxembourg S.A.,
7.75%, 6/1/21	3/20/13-6/6/13	793

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Intelsat Luxembourg S.A.,
8.13%, 6/1/23	3/20/13-3/21/13	$560

Lennar Corp.,
3.25%, 11/15/21	11/23/11	1,165

MBPS Finance Co.,
11.25%, 11/15/15	11/8/10	680

MetroPCS Wireless, Inc.,
6.25%, 4/1/21	3/8/13	735

MetroPCS Wireless, Inc.,
6.63%, 4/1/23	3/8/13	435

Murray Energy Corp.,
8.63%, 6/15/21	5/17/13	190

Odebrecht Finance Ltd.,
8.25%, 4/25/18	4/17/13	447

Odebrecht Finance Ltd.,
4.38%, 4/25/25	6/18/13-6/19/13	565

OGX Austria GmbH,
8.50%, 6/1/18	5/26/11-4/17/13	2,949

PQ Corp.,
8.75%, 5/1/18	11/1/12-12/12/12	2,481

Provident Funding Associates L.P./PFG Finance Corp.,
6.75%, 6/15/21	5/22/13	510

Regency Energy Partners L.P./Regency Energy Finance Corp.,
4.50%, 11/1/23	4/24/13	270

Reichhold Industries, Inc.,
9.00%, 5/8/17	3/16/10-5/2/13	648

Rite Aid Corp.,
6.75%, 6/15/21	6/18/13	3,230

Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C,
9.31%, 7/20/28	11/4/11	499

SUPERVALU, Inc.,
6.75%, 6/1/21	5/16/13-6/5/13	1,937

Tenet Healthcare Corp.,
4.38%, 10/1/21	5/15/13	385

UPCB Finance III Ltd.,
6.63%, 7/1/20	2/8/13	756

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
4.25%, 5/30/23	5/15/13	610

(3)	Principal amount is denoted in Mexican Peso.
(4)	Principal amount is denoted in Australian Dollar.
(5)	Security is payment in-kind bond.
(6)	When-Issued Security.
(7)	Principal amount is denoted in Brazilian Real.
(8)	Principal amount is denoted in Chilean Peso.
(9)	Principal amount is denoted in Philippine Peso.
(10)	Principal amount is denoted in Euro.
(11)	Principal amount is denoted in Canadian Dollar.
(12)	Principal amount is denoted in Uruguayan Peso.
(13)	Perpetual maturity security.
(14)	Security listed as “escrow” is considered to be worthless.
(15)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $23,382,000 with net sales of approximately $3,284,000 during the three months ended June 30, 2013.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2013, the credit quality distribution for the Multi-Manager High Yield Opportunity Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	0.3%
A	0.9
BBB	3.6
BB	22.5
B	40.7
CCC or Below	25.2
Non-Rated	3.5
Cash Equivalents	3.3

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2013, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	95.5%
All other currencies less than 5%	4.5

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

At June 30, 2013, the Multi-Manager High Yield Opportunity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Euro	280	United States Dollar	367	7/31/13	$2
Euro	8,505	United States Dollar	11,071	7/31/13	(1)
United States Dollar	835	Euro	640	7/31/13	(2)
United States Dollar	1,061	Euro	810	7/31/13	(6)
United States Dollar	768	Euro	580	7/31/13	(13)

Total					$(20)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—		$15,113	(1)	$—	$15,113
Convertible Bonds	—		25,580	(1)	—	25,580
Corporate Bonds	—		441,035	(1)	—	441,035
Foreign Issuer Bonds	—		60,945	(1)	—	60,945
Term Loans	—		24,236	(1)	—	24,236
Preferred Stocks
Banks	—		3,426		—	3,426
All Other Industries	955	(1)	—		—	955
Convertible Preferred Stocks
Oil & Gas	—		674		—	674
Telecommunications	—		945		—	945
All Other Industries	9,406	(1)	—		—	9,406
Common Stocks	102	(1)	—		—	102
Investment Companies	20,098		—		—	20,098

Total Investments	$30,561		$571,954		$—	$602,515

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency Exchange Contracts	—		2		—	2
Liabilities
Foreign Currency Exchange Contracts	—		(22)		—	(22)

Total Other Financial Instruments	$—		$(20)		$—	$(20)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)	TRANSFERS OUT OF LEVEL 3 (000S) (1)(2)	BALANCE AS OF 6/30/13 (000S)
Convertible Bonds
Telecom- munications	$64	$—	$—	$1	$—	$—	$—	$—	$(65)	$—
Foreign Issuer Bonds
Banks	3,531	—	—	—	(285)	—	—	—	(3,246)	—
Food	306	—	—	—	(50)	—	—	—	(256)	—
Sovereign	4,897	152	—	—	(823)	—	(1,844)	—	(2,382)	—

Total	$8,798	$152	$—	$1	$(1,158)	$—	$(1,844)	$—	$(5,949)	$—

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended June 30, 2013.
(2)	The Transfers Out of Level 3 were due to the securities using evaluations based on similar securities.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2013 was $0.

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$600,988

Gross tax appreciation of investments	$19,881
Gross tax depreciation of investments	(18,354)

Net tax appreciation of investments	$1,527

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	JUNE 30, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 100.7%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	135,344	$3,367
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	125,301	6,739
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	185,111	8,885
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	101,225	3,195
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	274,540	18,847
Northern Funds - Bond Index Fund(1)	680,402	7,172
Northern Funds - Global Real Estate Index Fund(1)	367,339	3,372
Northern Funds - High Yield Fixed Income Fund(1)	1,170,724	8,722
Northern Funds - Short Bond Fund(1)	375,702	7,138
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	538,717	539

Total Investment Companies (Cost $65,966)		67,976

Total Investments - 100.7% (Cost $65,966)		67,976

Liabilities less Other Assets - (0.7)%		(455)

NET ASSETS - 100.0%		$67,521

(1)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, to the Northern Institutional Funds and to FlexShares Trust.

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At June 30, 2013, the asset class weightings for the Global Tactical Asset Allocation Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	27.7%	FlexShares Morningstar U.S. Market Factor Tilt Index
Non U.S. Equity - Developed	9.9	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index
Non U.S. Equity - Emerging	13.1	FlexShares Morningstar Emerging Markets Factor Tilt Index
Global Real Estate	5.0	NF Global Real Estate Index
U.S. Bonds - High Yield	12.8	NF High Yield Fixed Income
U.S. Bonds - Intermediate	10.5	NF Bond Index
U.S. Bonds - Inflation Protected	5.0	FlexShares iBoxx 5-Year Target Duration TIPS Index
U.S. Bonds - Short	10.5	NF Short Bond
Global Natural Resources	4.7	FlexShares Morningstar Global Upstream Natural Resources Index
Cash	0.8	NIF Diversified Assets

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Fund’s investments, which are carried at fair value, as of June 30, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$67,976	$—	$—	$67,976

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued

Federal Tax Information:

At June 30, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$66,030

Gross tax appreciation of investments	$3,288
Gross tax depreciation of investments	(1,342)

Net tax appreciation of investments	$1,946

Transactions in affiliated porfolios for the three months ended June 30, 2013, were as follows:

	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$3,208	$447	$91	$1	$4	$3,367
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	6,360	925	406	5	—	6,739
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	8,372	1,691	344	(7)	—	8,885
FlexShares Morningstar Global Upstream Natural Resources Index Fund	3,192	549	203	(3)	—	3,195
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	18,059	1,577	1,286	13	—	18,847
Northern Funds - Bond Index Fund	6,703	1,048	353	(1)	46	7,172
Northern Funds - Global Real Estate Index Fund	3,189	522	162	28	26	3,372
Northern Funds - High Yield Fixed Income Fund	8,298	1,047	365	20	135	8,722
Northern Funds - Short Bond Fund	6,703	956	417	2	28	7,138
Northern Institutional Funds - Diversified Assets Portfolio	494	5,898	5,853	—	—	539

	$64,578	$14,660	$9,480	$58	$239	$67,976

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2013 (UNAUDITED)

SECURITY VALUATIONS

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by and subject to oversight by the Funds’ Board of Trustees (the “Board”). Northern Trust Global Investments has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of the Funds’ investment adviser, Northern Trust Investments, Inc. (the “Adviser” and “NTI”), as well as independent control personnel from the Northern Trust Company’s Legal and NTI’s Compliance and Risk Management groups. The NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process of securities.

The NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, the NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely traded security; and news events. The Adviser will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valuation occurrences are reported to the Valuation Committee of the Board quarterly.

Quantitative Information about Level 3 Fair Value Measurements

International Equity Index Fund
Amounts in thousands	Fair Value at 6/30/2013	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$—	Market transaction and analysis	Last traded price set at halt	1

Multi-Manager Emerging Markets Equity Fund
Amounts in thousands	Fair Value at 6/30/2013	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$1,200	Market transaction and analysis	Last traded price set at halt	1

Multi-Manager International Equity Fund
Amounts in thousands	Fair Value at 6/30/2013	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$157	Market transaction and analysis	Last traded price set at halt	1

High Yield Fixed Income Fund
Amounts in thousands	Fair Value at 6/30/2013	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$6,278	Liquidity discount	Discount for lack of marketability	2

1- The significant unobservable input used in the fair value measurement of the common stock was the assessment of how market conditions affect the last traded price. Changes in market conditions or significant developments within the security or company could warrant a change in the fair value determination, of which none have occurred.

2- A discount was applied to the position due to lack of marketability. Changes in the marketability of the position could result in a change to the applied discount and result in a significantly higher (lower) fair value measurement.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 28, 2013

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 28, 2013